================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2016

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
---------------------------------------------------
year ended: October 31, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  87
         International Vector Equity Portfolio..........................  91
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................ 102
         World Core Equity Portfolio.................................... 108
         Selectively Hedged Global Equity Portfolio..................... 109
         Emerging Markets Portfolio..................................... 110
         Emerging Markets Small Cap Portfolio........................... 110
         Emerging Markets Value Portfolio............................... 110
         Emerging Markets Core Equity Portfolio......................... 111
     Statements of Assets and Liabilities............................... 115
     Statements of Operations........................................... 122
     Statements of Changes in Net Assets................................ 129
     Financial Highlights............................................... 139
     Notes to Financial Statements...................................... 161
     Report of Independent Registered Public Accounting Firm............ 194
     Section 19(a) Notice............................................... 195

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY
    PORTFOLIO
     Performance Charts................................................. 198
     Management's Discussion and Analysis............................... 199
     Consolidated Disclosure of Fund Expenses........................... 200
     Consolidated Disclosure of Portfolio Holdings...................... 201
     Consolidated Schedule of Investments............................... 202
     Consolidated Statement of Assets and Liabilities................... 207
     Consolidated Statement of Operations............................... 208
     Consolidated Statements of Changes in Net Assets................... 209
     Consolidated Financial Highlights.................................. 210
     Consolidated Notes to Financial Statements......................... 211
     Report of Independent Registered Public Accounting Firm............ 224
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts................................................. 225
     Management's Discussion and Analysis............................... 227
     Disclosure of Fund Expenses........................................ 230
     Disclosure of Portfolio Holdings................................... 232
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 233
         U.S. Large Company Portfolio................................... 234
     Statements of Assets and Liabilities............................... 237
     Statements of Operations........................................... 238
     Statements of Changes in Net Assets................................ 239
     Financial Highlights............................................... 240
     Notes to Financial Statements...................................... 243
     Report of Independent Registered Public Accounting Firm............ 253
     Section 19(a) Notice............................................... 254
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts................................................. 255
     Management's Discussion and Analysis............................... 260
     Disclosure of Fund Expenses........................................ 265
     Disclosure of Portfolio Holdings................................... 267
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 269
         The DFA International Value Series............................. 272
         The Japanese Small Company Series.............................. 276
         The Asia Pacific Small Company Series.......................... 279
         The United Kingdom Small Company Series........................ 282
         The Continental Small Company Series........................... 285
         The Canadian Small Company Series.............................. 288
         The Emerging Markets Series.................................... 291
         The Emerging Markets Small Cap Series.......................... 295
     Statements of Assets and Liabilities............................... 299
     Statements of Operations........................................... 301
     Statements of Changes in Net Assets................................ 303
     Financial Highlights............................................... 306
     Notes to Financial Statements...................................... 311
     Report of Independent Registered Public Accounting Firm............ 323

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DIMENSIONAL EMERGING MARKETS VALUE FUND
     Performance Charts................................................. 324
     Management's Discussion and Analysis............................... 325
     Disclosure of Fund Expenses........................................ 327
     Disclosure of Portfolio Holdings................................... 328
     Summary Schedule of Portfolio Holdings............................. 329
     Statement of Assets and Liabilities................................ 333
     Statement of Operations............................................ 334
     Statements of Changes in Net Assets................................ 335
     Financial Highlights............................................... 336
     Notes to Financial Statements...................................... 337
     Report of Independent Registered Public Accounting Firm............ 345
  FUND MANAGEMENT....................................................... 346
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................... 361
  NOTICE TO SHAREHOLDERS................................................ 362

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,196                           10,190
12/1/2006                    10,332                           10,333
 1/1/2007                    10,479                           10,489
 2/1/2007                    10,273                           10,284
 3/1/2007                    10,391                           10,399
 4/1/2007                    10,840                           10,860
 5/1/2007                    11,212                           11,239
 6/1/2007                    11,016                           11,052
 7/1/2007                    10,684                           10,709
 8/1/2007                    10,830                           10,870
 9/1/2007                    11,233                           11,277
10/1/2007                    11,413                           11,456
11/1/2007                    10,933                           10,977
12/1/2007                    10,855                           10,901
 1/1/2008                    10,175                           10,247
 2/1/2008                     9,846                            9,914
 3/1/2008                     9,802                            9,871
 4/1/2008                    10,263                           10,352
 5/1/2008                    10,405                           10,486
 6/1/2008                     9,521                            9,602
 7/1/2008                     9,444                            9,522
 8/1/2008                     9,588                            9,659
 9/1/2008                     8,705                            8,799
10/1/2008                     7,221                            7,321
11/1/2008                     6,730                            6,796
12/1/2008                     6,809                            6,868
 1/1/2009                     6,238                            6,289
 2/1/2009                     5,556                            5,619
 3/1/2009                     6,062                            6,112
 4/1/2009                     6,660                            6,696
 5/1/2009                     7,058                            7,071
 6/1/2009                     7,083                            7,085
 7/1/2009                     7,643                            7,621
 8/1/2009                     7,942                            7,896
 9/1/2009                     8,254                            8,191
10/1/2009                     8,104                            8,039
11/1/2009                     8,617                            8,521
12/1/2009                     8,765                            8,685
 1/1/2010                     8,463                            8,373
 2/1/2010                     8,740                            8,632
 3/1/2010                     9,254                            9,153
 4/1/2010                     9,405                            9,298
 5/1/2010                     8,664                            8,555
 6/1/2010                     8,219                            8,107
 7/1/2010                     8,799                            8,675
 8/1/2010                     8,408                            8,284
 9/1/2010                     9,160                            9,023
10/1/2010                     9,514                            9,366
11/1/2010                     9,501                            9,368
12/1/2010                    10,137                            9,994
 1/1/2011                    10,390                           10,231
 2/1/2011                    10,732                           10,581
 3/1/2011                    10,732                           10,585
 4/1/2011                    11,074                           10,899
 5/1/2011                    10,972                           10,775
 6/1/2011                    10,783                           10,596
 7/1/2011                    10,580                           10,380
 8/1/2011                     9,998                            9,816
 9/1/2011                     9,289                            9,126
10/1/2011                    10,314                           10,124
11/1/2011                    10,251                           10,101
12/1/2011                    10,365                           10,205
 1/1/2012                    10,852                           10,662
 2/1/2012                    11,325                           11,123
 3/1/2012                    11,709                           11,489
 4/1/2012                    11,645                           11,417
 5/1/2012                    10,941                           10,731
 6/1/2012                    11,400                           11,173
 7/1/2012                    11,593                           11,328
 8/1/2012                    11,862                           11,583
 9/1/2012                    12,167                           11,883
10/1/2012                    11,948                           11,663
11/1/2012                    12,025                           11,731
12/1/2012                    12,124                           11,838
 1/1/2013                    12,745                           12,451
 2/1/2013                    12,926                           12,620
 3/1/2013                    13,405                           13,093
 4/1/2013                    13,663                           13,346
 5/1/2013                    13,974                           13,658
 6/1/2013                    13,760                           13,474
 7/1/2013                    14,486                           14,160
 8/1/2013                    14,058                           13,750
 9/1/2013                    14,499                           14,181
10/1/2013                    15,173                           14,833
11/1/2013                    15,640                           15,285
12/1/2013                    16,017                           15,672
 1/1/2014                    15,484                           15,130
 2/1/2014                    16,185                           15,822
 3/1/2014                    16,310                           15,955
 4/1/2014                    16,440                           16,073
 5/1/2014                    16,844                           16,450
 6/1/2014                    17,167                           16,790
 7/1/2014                    16,920                           16,559
 8/1/2014                    17,610                           17,221
 9/1/2014                    17,350                           16,980
10/1/2014                    17,779                           17,394
11/1/2014                    18,287                           17,862
12/1/2014                    18,186                           17,817
 1/1/2015                    17,694                           17,282
 2/1/2015                    18,678                           18,276
 3/1/2015                    18,410                           17,986
 4/1/2015                    18,574                           18,159
 5/1/2015                    18,827                           18,393
 6/1/2015                    18,429                           18,037
 7/1/2015                    18,832                           18,414
 8/1/2015                    17,653                           17,303
 9/1/2015                    17,236                           16,875
10/1/2015                    18,713                           18,299
11/1/2015                    18,743                           18,353
12/1/2015                    18,382                           18,064
 1/1/2016                    17,504                           17,167
 2/1/2016                    17,504                           17,144
 3/1/2016                    18,750                           18,307
 4/1/2016                    18,846                           18,378
 5/1/2016                    19,166                           18,708
 6/1/2016                    19,252                           18,757
 7/1/2016                    19,973                           19,448
 8/1/2016                    19,973                           19,476
 9/1/2016                    19,971                           19,479         Past performance is not predictive of
10/1/2016                    19,602                           19,124         future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                4.75%       13.70%       6.96%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2016

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

  6/1/2013                 $10,000                    $10,000
  6/1/2013                  10,020                     10,130
  7/1/2013                  10,550                     10,672
  8/1/2013                  10,270                     10,378
  9/1/2013                  10,630                     10,740
 10/1/2013                  11,101                     11,213
 11/1/2013                  11,452                     11,527
 12/1/2013                  11,757                     11,838
  1/1/2014                  11,333                     11,460
  2/1/2014                  11,878                     12,004
  3/1/2014                  11,985                     12,080
  4/1/2014                  12,046                     12,137
  5/1/2014                  12,319                     12,416
  6/1/2014                  12,623                     12,699
  7/1/2014                  12,410                     12,493
  8/1/2014                  12,928                     13,010
  9/1/2014                  12,654                     12,781
 10/1/2014                  12,899                     13,094
 11/1/2014                  13,205                     13,437
 12/1/2014                  13,175                     13,405
  1/1/2015                  12,775                     13,037
  2/1/2015                  13,555                     13,790
  3/1/2015                  13,391                     13,619
  4/1/2015                  13,463                     13,715
  5/1/2015                  13,659                     13,895
  6/1/2015                  13,399                     13,634
  7/1/2015                  13,564                     13,897
  8/1/2015                  12,768                     13,061
  9/1/2015                  12,374                     12,703
 10/1/2015                  13,350                     13,731
 11/1/2015                  13,391                     13,776
 12/1/2015                  13,081                     13,528
  1/1/2016                  12,350                     12,800
  2/1/2016                  12,412                     12,796
  3/1/2016                  13,260                     13,687
  4/1/2016                  13,302                     13,762
  5/1/2016                  13,522                     14,003
  6/1/2016                  13,491                     14,034          Past performance is not predictive of
  7/1/2016                  14,029                     14,569          future performance.
  8/1/2016                  14,071                     14,588          The returns shown do not reflect the
  9/1/2016                  14,104                     14,600          deduction of taxes that a shareholder
 10/1/2016                  13,818                     14,315          would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2016, all rights
                                   3.51%        10.14%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
10/1/2006                   $10,000                         $10,000
11/1/2006                    10,189                          10,228
12/1/2006                    10,393                          10,458
 1/1/2007                    10,694                          10,592
 2/1/2007                    10,533                          10,427
 3/1/2007                    10,602                          10,588
 4/1/2007                    11,052                          10,979
 5/1/2007                    11,505                          11,375
 6/1/2007                    11,318                          11,109
 7/1/2007                    10,615                          10,595
 8/1/2007                    10,413                          10,714
 9/1/2007                    10,682                          11,082
10/1/2007                    10,740                          11,083
11/1/2007                    10,138                          10,542
12/1/2007                    10,106                          10,440
 1/1/2008                     9,718                          10,022
 2/1/2008                     9,418                           9,602
 3/1/2008                     9,330                           9,530
 4/1/2008                     9,915                           9,994
 5/1/2008                    10,151                           9,978
 6/1/2008                     9,038                           9,023
 7/1/2008                     8,937                           8,991
 8/1/2008                     9,113                           9,144
 9/1/2008                     8,293                           8,472
10/1/2008                     6,425                           7,005
11/1/2008                     5,795                           6,503
12/1/2008                     5,983                           6,593
 1/1/2009                     5,273                           5,835
 2/1/2009                     4,533                           5,055
 3/1/2009                     4,978                           5,488
 4/1/2009                     5,784                           6,076
 5/1/2009                     6,228                           6,452
 6/1/2009                     6,152                           6,404
 7/1/2009                     6,732                           6,928
 8/1/2009                     7,190                           7,290
 9/1/2009                     7,503                           7,572
10/1/2009                     7,180                           7,340
11/1/2009                     7,584                           7,754
12/1/2009                     7,789                           7,891
 1/1/2010                     7,606                           7,669
 2/1/2010                     7,935                           7,911
 3/1/2010                     8,554                           8,426
 4/1/2010                     8,824                           8,645
 5/1/2010                     8,069                           7,934
 6/1/2010                     7,459                           7,487
 7/1/2010                     8,042                           7,994
 8/1/2010                     7,550                           7,652
 9/1/2010                     8,290                           8,246
10/1/2010                     8,596                           8,493
11/1/2010                     8,531                           8,448
12/1/2010                     9,360                           9,115
 1/1/2011                     9,662                           9,321
 2/1/2011                    10,184                           9,665
 3/1/2011                    10,230                           9,703
 4/1/2011                    10,486                           9,962
 5/1/2011                    10,337                           9,856
 6/1/2011                    10,149                           9,654
 7/1/2011                     9,686                           9,334
 8/1/2011                     8,866                           8,752
 9/1/2011                     7,971                           8,090
10/1/2011                     9,071                           9,016
11/1/2011                     8,996                           8,970
12/1/2011                     9,066                           9,151
 1/1/2012                     9,516                           9,497
 2/1/2012                    10,066                           9,875
 3/1/2012                    10,250                          10,168
 4/1/2012                    10,037                          10,064
 5/1/2012                     9,324                           9,474
 6/1/2012                     9,824                           9,945
 7/1/2012                     9,920                          10,047
 8/1/2012                    10,311                          10,266
 9/1/2012                    10,687                          10,591
10/1/2012                    10,716                          10,539
11/1/2012                    10,740                          10,535
12/1/2012                    11,066                          10,753
 1/1/2013                    11,834                          11,452
 2/1/2013                    11,984                          11,616
 3/1/2013                    12,560                          12,076
 4/1/2013                    12,686                          12,259
 5/1/2013                    13,209                          12,573
 6/1/2013                    13,057                          12,463
 7/1/2013                    13,841                          13,135
 8/1/2013                    13,427                          12,637
 9/1/2013                    13,824                          12,954
10/1/2013                    14,522                          13,521
11/1/2013                    15,128                          13,898
12/1/2013                    15,528                          14,250
 1/1/2014                    14,914                          13,744
 2/1/2014                    15,415                          14,338
 3/1/2014                    15,776                          14,681
 4/1/2014                    15,880                          14,820
 5/1/2014                    16,224                          15,037
 6/1/2014                    16,666                          15,430
 7/1/2014                    16,543                          15,167
 8/1/2014                    17,067                          15,725
 9/1/2014                    16,642                          15,400
10/1/2014                    16,771                          15,746
11/1/2014                    16,965                          16,069
12/1/2014                    17,091                          16,167
 1/1/2015                    16,241                          15,521
 2/1/2015                    17,387                          16,272
 3/1/2015                    17,054                          16,050
 4/1/2015                    17,402                          16,200
 5/1/2015                    17,589                          16,395
 6/1/2015                    17,304                          16,068
 7/1/2015                    17,259                          16,138
 8/1/2015                    16,209                          15,177
 9/1/2015                    15,685                          14,719
10/1/2015                    16,965                          15,830
11/1/2015                    17,026                          15,890
12/1/2015                    16,494                          15,548
 1/1/2016                    15,370                          14,745
 2/1/2016                    15,396                          14,741
 3/1/2016                    16,515                          15,803
 4/1/2016                    16,961                          16,135
 5/1/2016                    17,187                          16,386
 6/1/2016                    17,169                          16,527              Past performance is not predictive of
 7/1/2016                    17,759                          17,007              future performance.
 8/1/2016                    17,965                          17,138              The returns shown do not reflect the
 9/1/2016                    18,051                          17,103              deduction of taxes that a shareholder
10/1/2016                    17,741                          16,838              would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.58%        14.36%        5.90%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2016

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/1/2008               $10,000                           $10,000
 2/1/2008                 9,750                             9,603
 3/1/2008                 9,821                             9,747
 4/1/2008                10,152                            10,056
 5/1/2008                10,613                            10,400
 6/1/2008                 9,538                             9,402
 7/1/2008                 9,790                             9,884
 8/1/2008                10,233                            10,353
 9/1/2008                 9,575                             9,868
10/1/2008                 7,504                             7,897
11/1/2008                 6,525                             6,982
12/1/2008                 6,946                             7,412
 1/1/2009                 5,999                             6,353
 2/1/2009                 5,204                             5,471
 3/1/2009                 5,777                             5,956
 4/1/2009                 6,902                             6,901
 5/1/2009                 7,137                             7,051
 6/1/2009                 7,107                             7,028
 7/1/2009                 7,959                             7,841
 8/1/2009                 8,379                             8,212
 9/1/2009                 8,844                             8,624
10/1/2009                 8,207                             8,051
11/1/2009                 8,484                             8,308
12/1/2009                 9,150                             8,937
 1/1/2010                 8,943                             8,675
 2/1/2010                 9,449                             9,077
 3/1/2010                10,229                             9,832
 4/1/2010                10,973                            10,520
 5/1/2010                 9,981                             9,631
 6/1/2010                 9,031                             8,790
 7/1/2010                 9,735                             9,418
 8/1/2010                 8,948                             8,710
 9/1/2010                10,044                             9,645
10/1/2010                10,417                            10,019
11/1/2010                10,840                            10,273
12/1/2010                11,805                            11,127
 1/1/2011                11,883                            11,133
 2/1/2011                12,550                            11,698
 3/1/2011                12,792                            11,861
 4/1/2011                12,998                            12,053
 5/1/2011                12,678                            11,837
 6/1/2011                12,397                            11,546
 7/1/2011                11,964                            11,165
 8/1/2011                10,763                            10,178
 9/1/2011                 9,425                             9,067
10/1/2011                10,905                            10,373
11/1/2011                10,941                            10,353
12/1/2011                11,049                            10,515
 1/1/2012                11,719                            11,214
 2/1/2012                12,144                            11,380
 3/1/2012                12,369                            11,733
 4/1/2012                12,168                            11,564
 5/1/2012                11,260                            10,857
 6/1/2012                11,715                            11,380
 7/1/2012                11,657                            11,264
 8/1/2012                12,192                            11,612
 9/1/2012                12,577                            12,025
10/1/2012                12,505                            11,874
11/1/2012                12,715                            11,911
12/1/2012                13,155                            12,413
 1/1/2013                14,059                            13,152
 2/1/2013                14,291                            13,303
 3/1/2013                14,987                            13,856
 4/1/2013                14,840                            13,843
 5/1/2013                15,567                            14,257
 6/1/2013                15,460                            14,199
 7/1/2013                16,545                            15,111
 8/1/2013                15,941                            14,443
 9/1/2013                16,826                            15,277
10/1/2013                17,555                            15,773
11/1/2013                18,331                            16,389
12/1/2013                18,804                            16,698
 1/1/2014                17,913                            16,052
 2/1/2014                18,845                            16,787
 3/1/2014                19,217                            16,994
 4/1/2014                18,862                            16,557
 5/1/2014                19,044                            16,662
 6/1/2014                19,852                            17,399
 7/1/2014                18,859                            16,347
 8/1/2014                19,819                            17,058
 9/1/2014                18,629                            15,907
10/1/2014                19,217                            17,018
11/1/2014                19,110                            16,939
12/1/2014                19,348                            17,402
 1/1/2015                18,502                            16,678
 2/1/2015                19,828                            17,452
 3/1/2015                20,100                            17,747
 4/1/2015                19,891                            17,367
 5/1/2015                20,179                            17,511
 6/1/2015                20,105                            17,534
 7/1/2015                19,580                            17,051
 8/1/2015                18,783                            16,213
 9/1/2015                17,863                            15,652
10/1/2015                18,962                            16,528
11/1/2015                19,410                            16,998
12/1/2015                18,219                            16,102
 1/1/2016                16,984                            15,020
 2/1/2016                17,214                            15,123
 3/1/2016                18,680                            16,376
 4/1/2016                19,069                            16,723
 5/1/2016                19,189                            17,030
 6/1/2016                18,937                            17,082              Past performance is not predictive of
 7/1/2016                19,874                            18,003              future performance.
 8/1/2016                20,171                            18,451              The returns shown do not reflect the
 9/1/2016                20,355                            18,596              deduction of taxes that a shareholder
10/1/2016                19,760                            17,985              would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                4.21%       12.62%         8.10%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                         $10,000
 7/1/2008                    10,260                          10,513
 8/1/2008                    10,720                          11,012
 9/1/2008                    10,038                          10,496
10/1/2008                     7,860                           8,399
11/1/2008                     6,836                           7,427
12/1/2008                     7,274                           7,883
 1/1/2009                     6,272                           6,757
 2/1/2009                     5,443                           5,819
 3/1/2009                     6,038                           6,335
 4/1/2009                     7,216                           7,341
 5/1/2009                     7,459                           7,499
 6/1/2009                     7,436                           7,476
 7/1/2009                     8,321                           8,340
 8/1/2009                     8,768                           8,735
 9/1/2009                     9,248                           9,173
10/1/2009                     8,585                           8,564
11/1/2009                     8,871                           8,836
12/1/2009                     9,568                           9,506
 1/1/2010                     9,343                           9,227
 2/1/2010                     9,865                           9,655
 3/1/2010                    10,685                          10,458
 4/1/2010                    11,453                          11,190
 5/1/2010                    10,419                          10,244
 6/1/2010                     9,434                           9,350
 7/1/2010                    10,161                          10,017
 8/1/2010                     9,341                           9,264
 9/1/2010                    10,484                          10,259
10/1/2010                    10,874                          10,656
11/1/2010                    11,306                          10,927
12/1/2010                    12,308                          11,835
 1/1/2011                    12,396                          11,841
 2/1/2011                    13,085                          12,443
 3/1/2011                    13,336                          12,615
 4/1/2011                    13,544                          12,820
 5/1/2011                    13,211                          12,591
 6/1/2011                    12,926                          12,281
 7/1/2011                    12,466                          11,875
 8/1/2011                    11,214                          10,826
 9/1/2011                     9,820                           9,644
10/1/2011                    11,364                          11,034
11/1/2011                    11,401                          11,011
12/1/2011                    11,510                          11,184
 1/1/2012                    12,209                          11,927
 2/1/2012                    12,644                          12,105
 3/1/2012                    12,877                          12,480
 4/1/2012                    12,667                          12,299
 5/1/2012                    11,721                          11,548
 6/1/2012                    12,189                          12,105
 7/1/2012                    12,129                          11,981
 8/1/2012                    12,686                          12,351
 9/1/2012                    13,082                          12,791
10/1/2012                    13,007                          12,630
11/1/2012                    13,225                          12,669
12/1/2012                    13,677                          13,203
 1/1/2013                    14,611                          13,989
 2/1/2013                    14,861                          14,149
 3/1/2013                    15,577                          14,738
 4/1/2013                    15,424                          14,724
 5/1/2013                    16,181                          15,164
 6/1/2013                    16,064                          15,102
 7/1/2013                    17,185                          16,073
 8/1/2013                    16,548                          15,362
 9/1/2013                    17,472                          16,249
10/1/2013                    18,223                          16,777
11/1/2013                    19,022                          17,432
12/1/2013                    19,515                          17,760
 1/1/2014                    18,587                          17,073
 2/1/2014                    19,549                          17,855
 3/1/2014                    19,932                          18,076
 4/1/2014                    19,563                          17,611
 5/1/2014                    19,752                          17,723
 6/1/2014                    20,586                          18,507
 7/1/2014                    19,553                          17,387
 8/1/2014                    20,551                          18,143
 9/1/2014                    19,315                          16,919
10/1/2014                    19,918                          18,101
11/1/2014                    19,798                          18,017
12/1/2014                    20,051                          18,509
 1/1/2015                    19,171                          17,739
 2/1/2015                    20,540                          18,563
 3/1/2015                    20,817                          18,876
 4/1/2015                    20,600                          18,473
 5/1/2015                    20,890                          18,626
 6/1/2015                    20,816                          18,650
 7/1/2015                    20,271                          18,136
 8/1/2015                    19,443                          17,245
 9/1/2015                    18,490                          16,648
10/1/2015                    19,621                          17,580
11/1/2015                    20,077                          18,080
12/1/2015                    18,856                          17,127
 1/1/2016                    17,574                          15,976
 2/1/2016                    17,804                          16,085
 3/1/2016                    19,327                          17,419
 4/1/2016                    19,721                          17,787
 5/1/2016                    19,846                          18,114
 6/1/2016                    19,587                          18,169
 7/1/2016                    20,550                          19,149
 8/1/2016                    20,848                          19,625
 9/1/2016                    21,041                          19,779
10/1/2016                    20,414                          19,129               Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE           SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.04%       12.43%         8.94%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2006                   $10,000                           $10,000
11/1/2006                    10,343                            10,285
12/1/2006                    10,406                            10,375
 1/1/2007                    10,623                            10,530
 2/1/2007                    10,569                            10,401
 3/1/2007                    10,650                            10,526
 4/1/2007                    10,867                            10,636
 5/1/2007                    11,338                            11,026
 6/1/2007                    11,188                            10,769
 7/1/2007                    10,378                             9,852
 8/1/2007                    10,347                            10,049
 9/1/2007                    10,378                            10,095
10/1/2007                    10,403                            10,205
11/1/2007                     9,661                             9,440
12/1/2007                     9,554                             9,360
 1/1/2008                     9,097                             8,976
 2/1/2008                     8,865                             8,620
 3/1/2008                     8,941                             8,749
 4/1/2008                     9,236                             9,026
 5/1/2008                     9,662                             9,335
 6/1/2008                     8,685                             8,439
 7/1/2008                     8,911                             8,872
 8/1/2008                     9,313                             9,294
 9/1/2008                     8,724                             8,858
10/1/2008                     6,833                             7,088
11/1/2008                     5,944                             6,267
12/1/2008                     6,326                             6,653
 1/1/2009                     5,457                             5,703
 2/1/2009                     4,740                             4,910
 3/1/2009                     5,257                             5,346
 4/1/2009                     6,282                             6,195
 5/1/2009                     6,498                             6,329
 6/1/2009                     6,476                             6,309
 7/1/2009                     7,248                             7,038
 8/1/2009                     7,637                             7,372
 9/1/2009                     8,061                             7,741
10/1/2009                     7,480                             7,227
11/1/2009                     7,729                             7,457
12/1/2009                     8,343                             8,022
 1/1/2010                     8,150                             7,787
 2/1/2010                     8,606                             8,148
 3/1/2010                     9,322                             8,826
 4/1/2010                     9,996                             9,443
 5/1/2010                     9,097                             8,645
 6/1/2010                     8,233                             7,891
 7/1/2010                     8,875                             8,454
 8/1/2010                     8,156                             7,818
 9/1/2010                     9,159                             8,657
10/1/2010                     9,500                             8,993
11/1/2010                     9,880                             9,221
12/1/2010                    10,763                             9,988
 1/1/2011                    10,834                             9,993
 2/1/2011                    11,449                            10,500
 3/1/2011                    11,669                            10,646
 4/1/2011                    11,851                            10,819
 5/1/2011                    11,559                            10,626
 6/1/2011                    11,311                            10,364
 7/1/2011                    10,916                            10,022
 8/1/2011                     9,820                             9,136
 9/1/2011                     8,601                             8,139
10/1/2011                     9,952                             9,311
11/1/2011                     9,985                             9,293
12/1/2011                    10,086                             9,438
 1/1/2012                    10,698                            10,066
 2/1/2012                    11,085                            10,215
 3/1/2012                    11,294                            10,532
 4/1/2012                    11,110                            10,380
 5/1/2012                    10,281                             9,746
 6/1/2012                    10,699                            10,215
 7/1/2012                    10,647                            10,111
 8/1/2012                    11,135                            10,423
 9/1/2012                    11,489                            10,794
10/1/2012                    11,423                            10,659
11/1/2012                    11,615                            10,691
12/1/2012                    12,021                            11,142
 1/1/2013                    12,841                            11,806
 2/1/2013                    13,060                            11,941
 3/1/2013                    13,696                            12,438
 4/1/2013                    13,562                            12,426
 5/1/2013                    14,233                            12,797
 6/1/2013                    14,132                            12,745
 7/1/2013                    15,124                            13,564
 8/1/2013                    14,564                            12,964
 9/1/2013                    15,378                            13,713
10/1/2013                    16,038                            14,159
11/1/2013                    16,755                            14,711
12/1/2013                    17,194                            14,988
 1/1/2014                    16,378                            14,408
 2/1/2014                    17,224                            15,068
 3/1/2014                    17,567                            15,255
 4/1/2014                    17,249                            14,862
 5/1/2014                    17,416                            14,956
 6/1/2014                    18,152                            15,618
 7/1/2014                    17,251                            14,674
 8/1/2014                    18,129                            15,311
 9/1/2014                    17,044                            14,278
10/1/2014                    17,575                            15,276
11/1/2014                    17,484                            15,205
12/1/2014                    17,699                            15,620
 1/1/2015                    16,932                            14,970
 2/1/2015                    18,147                            15,665
 3/1/2015                    18,392                            15,930
 4/1/2015                    18,208                            15,590
 5/1/2015                    18,472                            15,719
 6/1/2015                    18,401                            15,739
 7/1/2015                    17,927                            15,305
 8/1/2015                    17,197                            14,553
 9/1/2015                    16,358                            14,050
10/1/2015                    17,365                            14,836
11/1/2015                    17,776                            15,258
12/1/2015                    16,687                            14,454
 1/1/2016                    15,555                            13,483
 2/1/2016                    15,774                            13,575
 3/1/2016                    17,113                            14,700
 4/1/2016                    17,469                            15,011
 5/1/2016                    17,587                            15,286
 6/1/2016                    17,352                            15,333
 7/1/2016                    18,211                            16,160              Past performance is not predictive of
 8/1/2016                    18,483                            16,562              future performance.
 9/1/2016                    18,656                            16,692              The returns shown do not reflect the
10/1/2016                    18,111                            16,144              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.29%        12.72%        6.12%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2006               $10,000                          $10,000
11/1/2006                10,303                           10,285
12/1/2006                10,446                           10,375
 1/1/2007                10,676                           10,530
 2/1/2007                10,651                           10,401
 3/1/2007                10,767                           10,526
 4/1/2007                10,961                           10,636
 5/1/2007                11,361                           11,026
 6/1/2007                11,186                           10,769
 7/1/2007                10,331                            9,852
 8/1/2007                10,253                           10,049
 9/1/2007                10,224                           10,095
10/1/2007                10,338                           10,205
11/1/2007                 9,437                            9,440
12/1/2007                 9,324                            9,360
 1/1/2008                 8,956                            8,976
 2/1/2008                 8,702                            8,620
 3/1/2008                 8,775                            8,749
 4/1/2008                 8,920                            9,026
 5/1/2008                 9,290                            9,335
 6/1/2008                 8,351                            8,439
 7/1/2008                 8,524                            8,872
 8/1/2008                 8,878                            9,294
 9/1/2008                 8,266                            8,858
10/1/2008                 6,436                            7,088
11/1/2008                 5,600                            6,267
12/1/2008                 5,894                            6,653
 1/1/2009                 5,052                            5,703
 2/1/2009                 4,410                            4,910
 3/1/2009                 4,869                            5,346
 4/1/2009                 5,826                            6,195
 5/1/2009                 6,013                            6,329
 6/1/2009                 6,035                            6,309
 7/1/2009                 6,846                            7,038
 8/1/2009                 7,198                            7,372
 9/1/2009                 7,654                            7,741
10/1/2009                 7,077                            7,227
11/1/2009                 7,298                            7,457
12/1/2009                 7,875                            8,022
 1/1/2010                 7,627                            7,787
 2/1/2010                 8,096                            8,148
 3/1/2010                 8,813                            8,826
 4/1/2010                 9,528                            9,443
 5/1/2010                 8,585                            8,645
 6/1/2010                 7,714                            7,891
 7/1/2010                 8,384                            8,454
 8/1/2010                 7,682                            7,818
 9/1/2010                 8,675                            8,657
10/1/2010                 9,037                            8,993
11/1/2010                 9,443                            9,221
12/1/2010                10,309                            9,988
 1/1/2011                10,341                            9,993
 2/1/2011                10,990                           10,500
 3/1/2011                11,216                           10,646
 4/1/2011                11,357                           10,819
 5/1/2011                11,003                           10,626
 6/1/2011                10,804                           10,364
 7/1/2011                10,493                           10,022
 8/1/2011                 9,383                            9,136
 9/1/2011                 8,203                            8,139
10/1/2011                 9,501                            9,311
11/1/2011                 9,436                            9,293
12/1/2011                 9,531                            9,438
 1/1/2012                10,239                           10,066
 2/1/2012                10,564                           10,215
 3/1/2012                10,807                           10,532
 4/1/2012                10,634                           10,380
 5/1/2012                 9,877                            9,746
 6/1/2012                10,310                           10,215
 7/1/2012                10,285                           10,111
 8/1/2012                10,718                           10,423
 9/1/2012                11,074                           10,794
10/1/2012                10,983                           10,659
11/1/2012                11,185                           10,691
12/1/2012                11,602                           11,142
 1/1/2013                12,363                           11,806
 2/1/2013                12,580                           11,941
 3/1/2013                13,197                           12,438
 4/1/2013                13,051                           12,426
 5/1/2013                13,755                           12,797
 6/1/2013                13,658                           12,745
 7/1/2013                14,660                           13,564
 8/1/2013                14,049                           12,964
 9/1/2013                14,785                           13,713
10/1/2013                15,304                           14,159
11/1/2013                16,081                           14,711
12/1/2013                16,519                           14,988
 1/1/2014                15,670                           14,408
 2/1/2014                16,524                           15,068
 3/1/2014                16,720                           15,255
 4/1/2014                16,398                           14,862
 5/1/2014                16,533                           14,956
 6/1/2014                17,266                           15,618
 7/1/2014                16,272                           14,674
 8/1/2014                17,220                           15,311
 9/1/2014                16,018                           14,278
10/1/2014                16,757                           15,276
11/1/2014                16,711                           15,205
12/1/2014                17,094                           15,620
 1/1/2015                16,248                           14,970
 2/1/2015                17,206                           15,665
 3/1/2015                17,512                           15,930
 4/1/2015                17,277                           15,590
 5/1/2015                17,512                           15,719
 6/1/2015                17,521                           15,739
 7/1/2015                16,878                           15,305
 8/1/2015                16,197                           14,553
 9/1/2015                15,467                           14,050
10/1/2015                16,284                           14,836
11/1/2015                16,801                           15,258
12/1/2015                15,758                           14,454
 1/1/2016                14,627                           13,483
 2/1/2016                14,797                           13,575
 3/1/2016                16,094                           14,700
 4/1/2016                16,384                           15,011
 5/1/2016                16,462                           15,286
 6/1/2016                16,271                           15,333
 7/1/2016                17,061                           16,160                  Past performance is not predictive of
 8/1/2016                17,357                           16,562                  future performance.
 9/1/2016                17,566                           16,692                  The returns shown do not reflect the
10/1/2016                17,015                           16,144                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.49%        12.36%        5.46%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2006               $10,000                    $10,000
11/1/2006                10,238                     10,218
12/1/2006                10,363                     10,340
 1/1/2007                10,560                     10,537
 2/1/2007                10,443                     10,364
 3/1/2007                10,548                     10,472
 4/1/2007                10,942                     10,890
 5/1/2007                11,363                     11,287
 6/1/2007                11,179                     11,076
 7/1/2007                10,712                     10,698
 8/1/2007                10,819                     10,851
 9/1/2007                11,130                     11,247
10/1/2007                11,301                     11,453
11/1/2007                10,717                     10,938
12/1/2007                10,652                     10,872
 1/1/2008                10,044                     10,213
 2/1/2008                 9,745                      9,895
 3/1/2008                 9,675                      9,837
 4/1/2008                10,158                     10,329
 5/1/2008                10,422                     10,540
 6/1/2008                 9,529                      9,671
 7/1/2008                 9,529                      9,593
 8/1/2008                 9,739                      9,742
 9/1/2008                 8,837                      8,826
10/1/2008                 7,196                      7,261
11/1/2008                 6,588                      6,688
12/1/2008                 6,762                      6,816
 1/1/2009                 6,150                      6,244
 2/1/2009                 5,493                      5,590
 3/1/2009                 5,997                      6,079
 4/1/2009                 6,724                      6,719
 5/1/2009                 7,040                      7,078
 6/1/2009                 7,072                      7,102
 7/1/2009                 7,671                      7,654
 8/1/2009                 7,951                      7,928
 9/1/2009                 8,328                      8,260
10/1/2009                 8,034                      8,048
11/1/2009                 8,438                      8,505
12/1/2009                 8,779                      8,747
 1/1/2010                 8,496                      8,432
 2/1/2010                 8,826                      8,718
 3/1/2010                 9,413                      9,267
 4/1/2010                 9,706                      9,467
 5/1/2010                 8,940                      8,719
 6/1/2010                 8,364                      8,218
 7/1/2010                 8,962                      8,789
 8/1/2010                 8,478                      8,375
 9/1/2010                 9,342                      9,166
10/1/2010                 9,705                      9,524
11/1/2010                 9,829                      9,579
12/1/2010                10,544                     10,228
 1/1/2011                10,755                     10,452
 2/1/2011                11,186                     10,832
 3/1/2011                11,305                     10,881
 4/1/2011                11,612                     11,205
 5/1/2011                11,449                     11,077
 6/1/2011                11,237                     10,878
 7/1/2011                10,919                     10,629
 8/1/2011                10,157                      9,991
 9/1/2011                 9,269                      9,216
10/1/2011                10,430                     10,277
11/1/2011                10,410                     10,249
12/1/2011                10,477                     10,333
 1/1/2012                11,042                     10,855
 2/1/2012                11,519                     11,314
 3/1/2012                11,824                     11,663
 4/1/2012                11,707                     11,586
 5/1/2012                10,937                     10,870
 6/1/2012                11,341                     11,296
 7/1/2012                11,419                     11,408
 8/1/2012                11,753                     11,692
 9/1/2012                12,087                     11,999
10/1/2012                11,920                     11,792
11/1/2012                12,048                     11,884
12/1/2012                12,249                     12,029
 1/1/2013                12,993                     12,689
 2/1/2013                13,152                     12,858
 3/1/2013                13,691                     13,361
 4/1/2013                13,840                     13,580
 5/1/2013                14,297                     13,900
 6/1/2013                14,153                     13,720
 7/1/2013                14,972                     14,472
 8/1/2013                14,552                     14,068
 9/1/2013                15,151                     14,591
10/1/2013                15,773                     15,211
11/1/2013                16,284                     15,652
12/1/2013                16,733                     16,065
 1/1/2014                16,156                     15,558
 2/1/2014                16,935                     16,296
 3/1/2014                17,071                     16,382
 4/1/2014                17,030                     16,402
 5/1/2014                17,365                     16,760
 6/1/2014                17,867                     17,180
 7/1/2014                17,409                     16,841
 8/1/2014                18,152                     17,548
 9/1/2014                17,655                     17,182
10/1/2014                18,094                     17,655
11/1/2014                18,472                     18,083
12/1/2014                18,493                     18,083
 1/1/2015                17,915                     17,579
 2/1/2015                19,030                     18,597
 3/1/2015                18,906                     18,408
 4/1/2015                18,958                     18,491
 5/1/2015                19,206                     18,747
 6/1/2015                18,927                     18,434
 7/1/2015                19,051                     18,742
 8/1/2015                17,981                     17,610
 9/1/2015                17,390                     17,097
10/1/2015                18,685                     18,448
11/1/2015                18,810                     18,550
12/1/2015                18,244                     18,169
 1/1/2016                17,171                     17,144
 2/1/2016                17,277                     17,139
 3/1/2016                18,521                     18,345
 4/1/2016                18,649                     18,459
 5/1/2016                18,938                     18,789
 6/1/2016                18,883                     18,828
 7/1/2016                19,655                     19,575               Past performance is not predictive of
 8/1/2016                19,773                     19,625               future performance.
 9/1/2016                19,813                     19,656               The returns shown do not reflect the
10/1/2016                19,372                     19,230               deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.68%      13.18%      6.84%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006               $10,000                        $10,000
11/1/2006                10,253                         10,218
12/1/2006                10,393                         10,340
 1/1/2007                10,588                         10,537
 2/1/2007                10,482                         10,364
 3/1/2007                10,592                         10,472
 4/1/2007                10,956                         10,890
 5/1/2007                11,398                         11,287
 6/1/2007                11,215                         11,076
 7/1/2007                10,691                         10,698
 8/1/2007                10,788                         10,851
 9/1/2007                11,059                         11,247
10/1/2007                11,175                         11,453
11/1/2007                10,538                         10,938
12/1/2007                10,446                         10,872
 1/1/2008                 9,908                         10,213
 2/1/2008                 9,594                          9,895
 3/1/2008                 9,497                          9,837
 4/1/2008                 9,974                         10,329
 5/1/2008                10,253                         10,540
 6/1/2008                 9,326                          9,671
 7/1/2008                 9,353                          9,593
 8/1/2008                 9,561                          9,742
 9/1/2008                 8,697                          8,826
10/1/2008                 7,043                          7,261
11/1/2008                 6,405                          6,688
12/1/2008                 6,595                          6,816
 1/1/2009                 5,908                          6,244
 2/1/2009                 5,221                          5,590
 3/1/2009                 5,735                          6,079
 4/1/2009                 6,536                          6,719
 5/1/2009                 6,849                          7,078
 6/1/2009                 6,839                          7,102
 7/1/2009                 7,459                          7,654
 8/1/2009                 7,764                          7,928
 9/1/2009                 8,151                          8,260
10/1/2009                 7,794                          8,048
11/1/2009                 8,147                          8,505
12/1/2009                 8,518                          8,747
 1/1/2010                 8,257                          8,432
 2/1/2010                 8,602                          8,718
 3/1/2010                 9,216                          9,267
 4/1/2010                 9,552                          9,467
 5/1/2010                 8,796                          8,719
 6/1/2010                 8,177                          8,218
 7/1/2010                 8,777                          8,789
 8/1/2010                 8,252                          8,375
 9/1/2010                 9,124                          9,166
10/1/2010                 9,463                          9,524
11/1/2010                 9,613                          9,579
12/1/2010                10,376                         10,228
 1/1/2011                10,574                         10,452
 2/1/2011                11,047                         10,832
 3/1/2011                11,181                         10,881
 4/1/2011                11,437                         11,205
 5/1/2011                11,257                         11,077
 6/1/2011                11,036                         10,878
 7/1/2011                10,665                         10,629
 8/1/2011                 9,857                          9,991
 9/1/2011                 8,921                          9,216
10/1/2011                10,123                         10,277
11/1/2011                10,085                         10,249
12/1/2011                10,159                         10,333
 1/1/2012                10,725                         10,855
 2/1/2012                11,185                         11,314
 3/1/2012                11,455                         11,663
 4/1/2012                11,340                         11,586
 5/1/2012                10,562                         10,870
 6/1/2012                10,978                         11,296
 7/1/2012                11,036                         11,408
 8/1/2012                11,384                         11,692
 9/1/2012                11,730                         11,999
10/1/2012                11,623                         11,792
11/1/2012                11,730                         11,884
12/1/2012                11,995                         12,029
 1/1/2013                12,753                         12,689
 2/1/2013                12,911                         12,858
 3/1/2013                13,453                         13,361
 4/1/2013                13,552                         13,580
 5/1/2013                14,065                         13,900
 6/1/2013                13,931                         13,720
 7/1/2013                14,773                         14,472
 8/1/2013                14,317                         14,068
 9/1/2013                14,929                         14,591
10/1/2013                15,535                         15,211
11/1/2013                16,062                         15,652
12/1/2013                16,524                         16,065
 1/1/2014                15,908                         15,558
 2/1/2014                16,655                         16,296
 3/1/2014                16,849                         16,382
 4/1/2014                16,768                         16,402
 5/1/2014                17,061                         16,760
 6/1/2014                17,601                         17,180
 7/1/2014                17,114                         16,841
 8/1/2014                17,825                         17,548
 9/1/2014                17,258                         17,182
10/1/2014                17,676                         17,655
11/1/2014                17,992                         18,083
12/1/2014                18,064                         18,083
 1/1/2015                17,414                         17,579
 2/1/2015                18,539                         18,597
 3/1/2015                18,450                         18,408
 4/1/2015                18,492                         18,491
 5/1/2015                18,730                         18,747
 6/1/2015                18,480                         18,434
 7/1/2015                18,449                         18,742
 8/1/2015                17,420                         17,610
 9/1/2015                16,794                         17,097
10/1/2015                18,016                         18,448
11/1/2015                18,162                         18,550
12/1/2015                17,509                         18,169
 1/1/2016                16,438                         17,144
 2/1/2016                16,556                         17,139
 3/1/2016                17,763                         18,345
 4/1/2016                17,935                         18,459
 5/1/2016                18,215                         18,789
 6/1/2016                18,121                         18,828
 7/1/2016                18,867                         19,575               Past performance is not predictive of
 8/1/2016                19,029                         19,625               future performance.
 9/1/2016                19,075                         19,656               The returns shown do not reflect the
10/1/2016                18,641                         19,230               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.47%       12.99%       6.43%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,288                          10,218
12/1/2006                 10,406                          10,340
 1/1/2007                 10,610                          10,537
 2/1/2007                 10,539                          10,364
 3/1/2007                 10,637                          10,472
 4/1/2007                 10,949                          10,890
 5/1/2007                 11,403                          11,287
 6/1/2007                 11,229                          11,076
 7/1/2007                 10,595                          10,698
 8/1/2007                 10,649                          10,851
 9/1/2007                 10,835                          11,247
10/1/2007                 10,907                          11,453
11/1/2007                 10,199                          10,938
12/1/2007                 10,086                          10,872
 1/1/2008                  9,608                          10,213
 2/1/2008                  9,284                           9,895
 3/1/2008                  9,246                           9,837
 4/1/2008                  9,661                          10,329
 5/1/2008                  9,986                          10,540
 6/1/2008                  9,032                           9,671
 7/1/2008                  9,105                           9,593
 8/1/2008                  9,367                           9,742
 9/1/2008                  8,577                           8,826
10/1/2008                  6,804                           7,261
11/1/2008                  6,058                           6,688
12/1/2008                  6,336                           6,816
 1/1/2009                  5,564                           6,244
 2/1/2009                  4,866                           5,590
 3/1/2009                  5,357                           6,079
 4/1/2009                  6,224                           6,719
 5/1/2009                  6,491                           7,078
 6/1/2009                  6,494                           7,102
 7/1/2009                  7,160                           7,654
 8/1/2009                  7,493                           7,928
 9/1/2009                  7,884                           8,260
10/1/2009                  7,448                           8,048
11/1/2009                  7,726                           8,505
12/1/2009                  8,187                           8,747
 1/1/2010                  7,954                           8,432
 2/1/2010                  8,345                           8,718
 3/1/2010                  8,971                           9,267
 4/1/2010                  9,428                           9,467
 5/1/2010                  8,673                           8,719
 6/1/2010                  8,000                           8,218
 7/1/2010                  8,589                           8,789
 8/1/2010                  8,000                           8,375
 9/1/2010                  8,881                           9,166
10/1/2010                  9,209                           9,524
11/1/2010                  9,434                           9,579
12/1/2010                 10,243                          10,228
 1/1/2011                 10,384                          10,452
 2/1/2011                 10,912                          10,832
 3/1/2011                 11,093                          10,881
 4/1/2011                 11,320                          11,205
 5/1/2011                 11,103                          11,077
 6/1/2011                 10,864                          10,878
 7/1/2011                 10,467                          10,629
 8/1/2011                  9,550                           9,991
 9/1/2011                  8,516                           9,216
10/1/2011                  9,749                          10,277
11/1/2011                  9,702                          10,249
12/1/2011                  9,776                          10,333
 1/1/2012                 10,376                          10,855
 2/1/2012                 10,806                          11,314
 3/1/2012                 11,065                          11,663
 4/1/2012                 10,903                          11,586
 5/1/2012                 10,111                          10,870
 6/1/2012                 10,510                          11,296
 7/1/2012                 10,491                          11,408
 8/1/2012                 10,875                          11,692
 9/1/2012                 11,226                          11,999
10/1/2012                 11,168                          11,792
11/1/2012                 11,303                          11,884
12/1/2012                 11,630                          12,029
 1/1/2013                 12,436                          12,689
 2/1/2013                 12,572                          12,858
 3/1/2013                 13,134                          13,361
 4/1/2013                 13,124                          13,580
 5/1/2013                 13,698                          13,900
 6/1/2013                 13,584                          13,720
 7/1/2013                 14,462                          14,472
 8/1/2013                 13,994                          14,068
 9/1/2013                 14,681                          14,591
10/1/2013                 15,277                          15,211
11/1/2013                 15,864                          15,652
12/1/2013                 16,306                          16,065
 1/1/2014                 15,639                          15,558
 2/1/2014                 16,366                          16,296
 3/1/2014                 16,584                          16,382
 4/1/2014                 16,394                          16,402
 5/1/2014                 16,634                          16,760
 6/1/2014                 17,265                          17,180
 7/1/2014                 16,635                          16,841
 8/1/2014                 17,375                          17,548
 9/1/2014                 16,625                          17,182
10/1/2014                 17,097                          17,655
11/1/2014                 17,207                          18,083
12/1/2014                 17,368                          18,083
 1/1/2015                 16,608                          17,579
 2/1/2015                 17,733                          18,597
 3/1/2015                 17,769                          18,408
 4/1/2015                 17,728                          18,491
 5/1/2015                 17,936                          18,747
 6/1/2015                 17,829                          18,434
 7/1/2015                 17,599                          18,742
 8/1/2015                 16,708                          17,610
 9/1/2015                 16,014                          17,097
10/1/2015                 17,066                          18,448
11/1/2015                 17,319                          18,550
12/1/2015                 16,494                          18,169
 1/1/2016                 15,346                          17,144
 2/1/2016                 15,477                          17,139
 3/1/2016                 16,685                          18,345
 4/1/2016                 16,971                          18,459
 5/1/2016                 17,168                          18,789
 6/1/2016                 17,003                          18,828
 7/1/2016                 17,775                          19,575
 8/1/2016                 18,007                          19,625             Past performance is not predictive of
 9/1/2016                 18,080                          19,656             future performance.
10/1/2016                 17,627                          19,230             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.28%       12.57%       5.83%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]



               U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2006                 $10,000                          $10,000
11/1/2006                  10,251                           10,263
12/1/2006                  10,324                           10,297
 1/1/2007                  10,478                           10,470
 2/1/2007                  10,425                           10,387
 3/1/2007                  10,535                           10,498
 4/1/2007                  10,728                           10,686
 5/1/2007                  11,134                           11,124
 6/1/2007                  11,012                           10,961
 7/1/2007                  10,348                           10,212
 8/1/2007                  10,494                           10,443
 9/1/2007                  10,626                           10,622
10/1/2007                  10,835                           10,927
11/1/2007                  10,029                           10,142
12/1/2007                  10,008                           10,136
 1/1/2008                   9,316                            9,445
 2/1/2008                   9,016                            9,095
 3/1/2008                   9,049                            9,133
 4/1/2008                   9,333                            9,515
 5/1/2008                   9,779                            9,952
 6/1/2008                   8,904                            9,186
 7/1/2008                   9,184                            9,526
 8/1/2008                   9,516                            9,870
 9/1/2008                   8,755                            9,084
10/1/2008                   6,953                            7,194
11/1/2008                   6,104                            6,343
12/1/2008                   6,404                            6,711
 1/1/2009                   5,696                            5,965
 2/1/2009                   5,008                            5,240
 3/1/2009                   5,524                            5,708
 4/1/2009                   6,549                            6,590
 5/1/2009                   6,781                            6,789
 6/1/2009                   6,957                            6,889
 7/1/2009                   7,679                            7,552
 8/1/2009                   7,953                            7,769
 9/1/2009                   8,449                            8,217
10/1/2009                   7,863                            7,659
11/1/2009                   8,063                            7,899
12/1/2009                   8,732                            8,535
 1/1/2010                   8,467                            8,221
 2/1/2010                   8,880                            8,591
 3/1/2010                   9,608                            9,290
 4/1/2010                  10,260                            9,816
 5/1/2010                   9,459                            9,072
 6/1/2010                   8,703                            8,369
 7/1/2010                   9,330                            8,944
 8/1/2010                   8,618                            8,282
 9/1/2010                   9,743                            9,313
10/1/2010                  10,142                            9,694
11/1/2010                  10,568                           10,031
12/1/2010                  11,413                           10,827
 1/1/2011                  11,423                           10,799
 2/1/2011                  12,064                           11,391
 3/1/2011                  12,410                           11,687
 4/1/2011                  12,704                           11,995
 5/1/2011                  12,447                           11,770
 6/1/2011                  12,248                           11,499
 7/1/2011                  11,820                           11,083
 8/1/2011                   9,565                            8,985
10/1/2011                  11,030                           10,345
11/1/2011                  10,992                           10,307
12/1/2011                  11,053                           10,375
 1/1/2012                  11,796                           11,108
 2/1/2012                  12,136                           11,374
 3/1/2012                  12,453                           11,665
 4/1/2012                  12,280                           11,485
 5/1/2012                  11,483                           10,725
 6/1/2012                  11,968                           11,260
 7/1/2012                  11,870                           11,104
 8/1/2012                  12,287                           11,475
 9/1/2012                  12,688                           11,852
10/1/2012                  12,531                           11,594
11/1/2012                  12,677                           11,656
12/1/2012                  13,086                           12,071
 1/1/2013                  13,906                           12,827
 2/1/2013                  14,044                           12,968
 3/1/2013                  14,723                           13,567
 4/1/2013                  14,601                           13,517
 5/1/2013                  15,352                           14,058
 6/1/2013                  15,335                           13,986
 7/1/2013                  16,440                           14,964
 8/1/2013                  15,885                           14,489
 9/1/2013                  16,870                           15,414
10/1/2013                  17,421                           15,801
11/1/2013                  18,239                           16,434
12/1/2013                  18,609                           16,758
 1/1/2014                  17,847                           16,294
 2/1/2014                  18,664                           17,061
 3/1/2014                  18,764                           16,945
 4/1/2014                  18,211                           16,288
 5/1/2014                  18,313                           16,419
 6/1/2014                  19,183                           17,292
 7/1/2014                  18,033                           16,245
 8/1/2014                  18,888                           17,051
 9/1/2014                  17,869                           16,020
10/1/2014                  18,931                           17,076
11/1/2014                  18,998                           17,091
12/1/2014                  19,436                           17,578
 1/1/2015                  18,631                           17,013
 2/1/2015                  19,860                           18,022
 3/1/2015                  20,211                           18,336
 4/1/2015                  19,742                           17,869
 5/1/2015                  20,086                           18,277
 6/1/2015                  20,289                           18,414
 7/1/2015                  20,032                           18,200
 8/1/2015                  19,029                           17,056
 9/1/2015                  18,301                           16,219
10/1/2015                  19,375                           17,133
11/1/2015                  19,865                           17,690
12/1/2015                  18,797                           16,802
 1/1/2016                  17,604                           15,325
 2/1/2016                  17,790                           15,324
 3/1/2016                  19,143                           16,547
 4/1/2016                  19,322                           16,807
 5/1/2016                  19,568                           17,185
 6/1/2016                  19,467                           17,174
 7/1/2016                  20,440                           18,200            Past performance is not predictive of
 8/1/2016                  20,746                           18,522            future performance.
 9/1/2016                  20,830                           18,728            The returns shown do not reflect the
10/1/2016                  20,129                           17,838            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 3.89%       12.78%       7.25%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2006                 $10,000                           $10,000
11/1/2006                  10,225                            10,263
12/1/2006                  10,390                            10,297
 1/1/2007                  10,509                            10,470
 2/1/2007                  10,456                            10,387
 3/1/2007                  10,563                            10,498
 4/1/2007                  10,722                            10,686
 5/1/2007                  11,059                            11,124
 6/1/2007                  11,022                            10,961
 7/1/2007                  10,305                            10,212
 8/1/2007                  10,425                            10,443
 9/1/2007                  10,579                            10,622
10/1/2007                  10,758                            10,927
11/1/2007                   9,853                            10,142
12/1/2007                   9,847                            10,136
 1/1/2008                   9,094                             9,445
 2/1/2008                   8,809                             9,095
 3/1/2008                   8,836                             9,133
 4/1/2008                   9,019                             9,515
 5/1/2008                   9,378                             9,952
 6/1/2008                   8,529                             9,186
 7/1/2008                   8,911                             9,526
 8/1/2008                   9,212                             9,870
 9/1/2008                   8,534                             9,084
10/1/2008                   6,766                             7,194
11/1/2008                   5,898                             6,343
12/1/2008                   6,231                             6,711
 1/1/2009                   5,489                             5,965
 2/1/2009                   4,769                             5,240
 3/1/2009                   5,226                             5,708
 4/1/2009                   6,135                             6,590
 5/1/2009                   6,345                             6,789
 6/1/2009                   6,520                             6,889
 7/1/2009                   7,160                             7,552
 8/1/2009                   7,356                             7,769
 9/1/2009                   7,779                             8,217
10/1/2009                   7,214                             7,659
11/1/2009                   7,342                             7,899
12/1/2009                   7,980                             8,535
 1/1/2010                   7,746                             8,221
 2/1/2010                   8,086                             8,591
 3/1/2010                   8,739                             9,290
 4/1/2010                   9,374                             9,816
 5/1/2010                   8,679                             9,072
 6/1/2010                   8,051                             8,369
 7/1/2010                   8,626                             8,944
 8/1/2010                   7,937                             8,282
 9/1/2010                   8,902                             9,313
10/1/2010                   9,289                             9,694
11/1/2010                   9,683                            10,031
12/1/2010                  10,477                            10,827
 1/1/2011                  10,362                            10,799
 2/1/2011                  10,971                            11,391
 3/1/2011                  11,327                            11,687
 4/1/2011                  11,518                            11,995
 5/1/2011                  11,297                            11,770
 6/1/2011                  11,053                            11,499
 7/1/2011                  10,756                            11,083
 8/1/2011                   9,795                            10,119
 9/1/2011                   8,759                             8,985
10/1/2011                  10,111                            10,345
11/1/2011                  10,050                            10,307
12/1/2011                  10,136                            10,375
 1/1/2012                  10,841                            11,108
 2/1/2012                  11,048                            11,374
 3/1/2012                  11,378                            11,665
 4/1/2012                  11,217                            11,485
 5/1/2012                  10,435                            10,725
 6/1/2012                  10,969                            11,260
 7/1/2012                  10,869                            11,104
 8/1/2012                  11,208                            11,475
 9/1/2012                  11,678                            11,852
10/1/2012                  11,439                            11,594
11/1/2012                  11,547                            11,656
12/1/2012                  11,985                            12,071
 1/1/2013                  12,666                            12,827
 2/1/2013                  12,806                            12,968
 3/1/2013                  13,430                            13,567
 4/1/2013                  13,323                            13,517
 5/1/2013                  14,013                            14,058
 6/1/2013                  14,076                            13,986
 7/1/2013                  15,120                            14,964
 8/1/2013                  14,594                            14,489
 9/1/2013                  15,624                            15,414
10/1/2013                  16,167                            15,801
11/1/2013                  17,064                            16,434
12/1/2013                  17,386                            16,758
 1/1/2014                  16,616                            16,294
 2/1/2014                  17,317                            17,061
 3/1/2014                  17,485                            16,945
 4/1/2014                  16,889                            16,288
 5/1/2014                  16,906                            16,419
 6/1/2014                  17,639                            17,292
 7/1/2014                  16,608                            16,245
 8/1/2014                  17,362                            17,051
 9/1/2014                  16,374                            16,020
10/1/2014                  17,441                            17,076
11/1/2014                  17,311                            17,091
12/1/2014                  17,894                            17,578
 1/1/2015                  17,016                            17,013
 2/1/2015                  18,042                            18,022
 3/1/2015                  18,454                            18,336
 4/1/2015                  18,094                            17,869
 5/1/2015                  18,343                            18,277
 6/1/2015                  18,641                            18,414
 7/1/2015                  18,187                            18,200
 8/1/2015                  17,381                            17,056
 9/1/2015                  16,632                            16,219
10/1/2015                  17,634                            17,133
11/1/2015                  18,135                            17,690
12/1/2015                  17,246                            16,802
 1/1/2016                  16,074                            15,325
 2/1/2016                  16,251                            15,324
 3/1/2016                  17,401                            16,547
 4/1/2016                  17,588                            16,807
 5/1/2016                  17,776                            17,185
 6/1/2016                  17,745                            17,174
 7/1/2016                  18,635                            18,200           Past performance is not predictive of
 8/1/2016                  18,932                            18,522           future performance.
 9/1/2016                  19,069                            18,728           The returns shown do not reflect the
10/1/2016                  18,396                            17,838           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.32%       12.72%       6.28%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2006          $10,000                 $10,000               $10,000
11/1/2006           10,475                  10,190                10,477
12/1/2006           10,252                  10,333                10,240
 1/1/2007           11,140                  10,489                11,152
 2/1/2007           10,881                  10,284                10,902
 3/1/2007           10,610                  10,399                10,623
 4/1/2007           10,601                  10,860                10,618
 5/1/2007           10,601                  11,239                10,626
 6/1/2007            9,606                  11,052                 9,628
 7/1/2007            8,850                  10,709                 8,872
 8/1/2007            9,386                  10,870                 9,397
 9/1/2007            9,752                  11,277                 9,765
10/1/2007            9,863                  11,456                 9,876
11/1/2007            8,857                  10,977                 8,916
12/1/2007            8,338                  10,901                 8,442
 1/1/2008            8,342                  10,247                 8,402
 2/1/2008            8,025                   9,914                 8,085
 3/1/2008            8,529                   9,871                 8,623
 4/1/2008            9,032                  10,352                 9,154
 5/1/2008            9,050                  10,486                 9,175
 6/1/2008            8,057                   9,602                 8,158
 7/1/2008            8,290                   9,522                 8,394
 8/1/2008            8,495                   9,659                 8,584
 9/1/2008            8,477                   8,799                 8,548
10/1/2008            5,805                   7,321                 5,780
11/1/2008            4,461                   6,796                 4,361
12/1/2008            5,223                   6,868                 5,133
 1/1/2009            4,296                   6,289                 4,205
 2/1/2009            3,395                   5,619                 3,286
 3/1/2009            3,515                   6,112                 3,392
 4/1/2009            4,615                   6,696                 4,505
 5/1/2009            4,736                   7,071                 4,620
 6/1/2009            4,589                   7,085                 4,459
 7/1/2009            5,070                   7,621                 4,923
 8/1/2009            5,756                   7,896                 5,644
 9/1/2009            6,141                   8,191                 6,039
10/1/2009            5,861                   8,039                 5,765
11/1/2009            6,264                   8,521                 6,162
12/1/2009            6,694                   8,685                 6,593
 1/1/2010            6,344                   8,373                 6,216
 2/1/2010            6,694                   8,632                 6,569
 3/1/2010            7,375                   9,153                 7,241
 4/1/2010            7,893                   9,298                 7,752
 5/1/2010            7,472                   8,555                 7,335
 6/1/2010            7,085                   8,107                 6,941
 7/1/2010            7,784                   8,675                 7,628
 8/1/2010            7,686                   8,284                 7,526
 9/1/2010            8,019                   9,023                 7,859
10/1/2010            8,394                   9,366                 8,223
11/1/2010            8,228                   9,368                 8,063
12/1/2010            8,613                   9,994                 8,445
 1/1/2011            8,917                  10,231                 8,744
 2/1/2011            9,320                  10,581                 9,144
 3/1/2011            9,180                  10,585                 9,010
 4/1/2011            9,712                  10,899                 9,544
 5/1/2011            9,844                  10,775                 9,692
 6/1/2011            9,520                  10,596                 9,367
 7/1/2011            9,676                  10,380                 9,538
 8/1/2011            9,155                   9,816                 9,015
 9/1/2011            8,150                   9,126                 8,006
10/1/2011            9,325                  10,124                 9,182
11/1/2011            8,972                  10,101                 8,821
12/1/2011            9,384                  10,205                 9,236
 1/1/2012            9,977                  10,662                 9,829
 2/1/2012            9,872                  11,123                 9,720
 3/1/2012           10,380                  11,489                10,229
 4/1/2012           10,676                  11,417                10,537
 5/1/2012           10,189                  10,731                10,056
 6/1/2012           10,763                  11,173                10,612
 7/1/2012           10,976                  11,328                10,814
 8/1/2012           10,959                  11,583                10,785
 9/1/2012           10,755                  11,883                10,572
10/1/2012           10,672                  11,663                10,476
11/1/2012           10,635                  11,731                10,424
12/1/2012           11,025                  11,838                10,817
 1/1/2013           11,414                  12,451                11,184
 2/1/2013           11,540                  12,620                11,277
 3/1/2013           11,858                  13,093                11,578
 4/1/2013           12,658                  13,346                12,374
 5/1/2013           11,904                  13,658                11,633
 6/1/2013           11,681                  13,474                11,428
 7/1/2013           11,783                  14,160                11,516
 8/1/2013           10,953                  13,750                10,726
 9/1/2013           11,295                  14,181                11,069
10/1/2013           11,769                  14,833                11,520
11/1/2013           11,142                  15,285                10,888
12/1/2013           11,178                  15,672                10,948
 1/1/2014           11,652                  15,130                11,393
 2/1/2014           12,243                  15,822                11,976
 3/1/2014           12,322                  15,955                12,081
 4/1/2014           12,768                  16,073                12,526
 5/1/2014           13,071                  16,450                12,834
 6/1/2014           13,207                  16,790                12,945
 7/1/2014           13,216                  16,559                12,972
 8/1/2014           13,591                  17,221                13,333
 9/1/2014           12,774                  16,980                12,557
10/1/2014           14,100                  17,394                13,903
11/1/2014           14,393                  17,862                14,196
12/1/2014           14,656                  17,817                14,452
 1/1/2015           15,666                  17,282                15,418
 2/1/2015           15,086                  18,276                14,866
 3/1/2015           15,353                  17,986                15,133
 4/1/2015           14,450                  18,159                14,256
 5/1/2015           14,414                  18,393                14,250
 6/1/2015           13,783                  18,037                13,620
 7/1/2015           14,573                  18,414                14,428
 8/1/2015           13,688                  17,303                13,582
 9/1/2015           14,122                  16,875                14,041
10/1/2015           14,930                  18,299                14,859
11/1/2015           14,849                  18,353                14,777
12/1/2015           15,130                  18,064                15,099
 1/1/2016           14,619                  17,167                14,503
 2/1/2016           14,569                  17,144                14,373
 3/1/2016           16,073                  18,307                15,872
 4/1/2016           15,672                  18,378                15,407
 5/1/2016           16,017                  18,708                15,716
 6/1/2016           17,145                  18,757                16,733           Past performance is not predictive of
 7/1/2016           17,875                  19,448                17,465           future performance.
 8/1/2016           17,271                  19,476                16,874           The returns shown do not reflect the
 9/1/2016           16,945                  19,479                16,526           deduction of taxes that a shareholder
10/1/2016           15,959                  19,124                15,596           would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE           TEN                  The S&P data are provided by Standard
           TOTAL RETURN           YEAR         YEARS         YEARS                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by Dow Jones
                                  6.89%        11.35%        4.79%                 Indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2006                $10,000                      $10,000
11/1/2006                 10,296                       10,298
12/1/2006                 10,568                       10,593
 1/1/2007                 10,704                       10,658
 2/1/2007                 10,734                       10,743
 3/1/2007                 11,031                       11,018
 4/1/2007                 11,421                       11,520
 5/1/2007                 11,775                       11,775
 6/1/2007                 11,753                       11,787
 7/1/2007                 11,531                       11,624
 8/1/2007                 11,452                       11,456
 9/1/2007                 12,080                       12,107
10/1/2007                 12,619                       12,633
11/1/2007                 12,169                       12,139
12/1/2007                 11,885                       11,911
 1/1/2008                 10,985                       10,837
 2/1/2008                 10,976                       11,033
 3/1/2008                 10,937                       10,876
 4/1/2008                 11,516                       11,480
 5/1/2008                 11,757                       11,655
 6/1/2008                 10,821                       10,748
 7/1/2008                 10,427                       10,366
 8/1/2008                  9,982                        9,965
 9/1/2008                  8,768                        8,526
10/1/2008                  6,919                        6,753
11/1/2008                  6,504                        6,386
12/1/2008                  6,959                        6,723
 1/1/2009                  6,178                        6,096
 2/1/2009                  5,556                        5,479
 3/1/2009                  5,984                        5,840
 4/1/2009                  6,664                        6,593
 5/1/2009                  7,595                        7,427
 6/1/2009                  7,490                        7,350
 7/1/2009                  8,209                        8,040
 8/1/2009                  8,530                        8,425
 9/1/2009                  8,894                        8,773
10/1/2009                  8,663                        8,632
11/1/2009                  8,985                        8,845
12/1/2009                  9,092                        8,986
 1/1/2010                  8,621                        8,565
 2/1/2010                  8,680                        8,557
 3/1/2010                  9,226                        9,107
 4/1/2010                  9,047                        8,972
 5/1/2010                  8,060                        7,982
 6/1/2010                  7,929                        7,866
 7/1/2010                  8,748                        8,593
 8/1/2010                  8,447                        8,336
 9/1/2010                  9,278                        9,136
10/1/2010                  9,615                        9,462
11/1/2010                  9,194                        9,061
12/1/2010                  9,933                        9,790
 1/1/2011                 10,157                       10,001
 2/1/2011                 10,556                       10,372
 3/1/2011                 10,315                       10,164
 4/1/2011                 10,905                       10,718
 5/1/2011                 10,595                       10,400
 6/1/2011                 10,445                       10,252
 7/1/2011                 10,231                       10,083
 8/1/2011                  9,373                        9,231
 9/1/2011                  8,341                        8,304
10/1/2011                  9,148                        9,111
11/1/2011                  8,918                        8,690
12/1/2011                  8,713                        8,595
 1/1/2012                  9,239                        9,059
 2/1/2012                  9,688                        9,557
 3/1/2012                  9,671                        9,487
 4/1/2012                  9,485                        9,326
 5/1/2012                  8,435                        8,262
 6/1/2012                  8,994                        8,804
 7/1/2012                  9,020                        8,913
 8/1/2012                  9,325                        9,168
 9/1/2012                  9,603                        9,446
10/1/2012                  9,687                        9,512
11/1/2012                  9,883                        9,712
12/1/2012                 10,260                       10,006
 1/1/2013                 10,676                       10,498
 2/1/2013                 10,532                       10,393
 3/1/2013                 10,675                       10,476
 4/1/2013                 11,135                       10,953
 5/1/2013                 10,841                       10,708
 6/1/2013                 10,523                       10,307
 7/1/2013                 11,103                       10,855
 8/1/2013                 10,940                       10,715
 9/1/2013                 11,713                       11,472
10/1/2013                 12,094                       11,857
11/1/2013                 12,160                       11,930
12/1/2013                 12,383                       12,110
 1/1/2014                 11,829                       11,621
 2/1/2014                 12,525                       12,255
 3/1/2014                 12,491                       12,200
 4/1/2014                 12,695                       12,392
 5/1/2014                 12,872                       12,584
 6/1/2014                 13,050                       12,763
 7/1/2014                 12,747                       12,536
 8/1/2014                 12,803                       12,546
 9/1/2014                 12,258                       12,030
10/1/2014                 12,151                       11,839
11/1/2014                 12,185                       11,985
12/1/2014                 11,735                       11,586
 1/1/2015                 11,735                       11,545
 2/1/2015                 12,448                       12,235
 3/1/2015                 12,230                       12,030
 4/1/2015                 12,780                       12,551
 5/1/2015                 12,735                       12,442
 6/1/2015                 12,376                       12,089
 7/1/2015                 12,474                       12,280
 8/1/2015                 11,594                       11,386
 9/1/2015                 11,052                       10,811
10/1/2015                 11,775                       11,624
11/1/2015                 11,665                       11,439
12/1/2015                 11,398                       11,234
 1/1/2016                 10,770                       10,461
 2/1/2016                 10,467                       10,315
 3/1/2016                 11,197                       11,015
 4/1/2016                 11,495                       11,369
 5/1/2016                 11,431                       11,241
 6/1/2016                 11,163                       10,899
 7/1/2016                 11,632                       11,435
 8/1/2016                 11,697                       11,446            Past performance is not predictive of
 9/1/2016                 11,854                       11,585            future performance.
10/1/2016                 11,622                       11,360            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -1.30%      4.90%      1.51%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2006                $10,000                             $10,000
11/1/2006                 10,352                              10,298
12/1/2006                 10,672                              10,593
 1/1/2007                 10,867                              10,658
 2/1/2007                 10,924                              10,743
 3/1/2007                 11,270                              11,018
 4/1/2007                 11,692                              11,520
 5/1/2007                 12,017                              11,775
 6/1/2007                 11,944                              11,787
 7/1/2007                 11,739                              11,624
 8/1/2007                 11,517                              11,456
 9/1/2007                 12,009                              12,107
10/1/2007                 12,578                              12,633
11/1/2007                 11,888                              12,139
12/1/2007                 11,579                              11,911
 1/1/2008                 10,706                              10,837
 2/1/2008                 10,723                              11,033
 3/1/2008                 10,772                              10,876
 4/1/2008                 11,217                              11,480
 5/1/2008                 11,402                              11,655
 6/1/2008                 10,343                              10,748
 7/1/2008                  9,933                              10,366
 8/1/2008                  9,557                               9,965
 9/1/2008                  8,337                               8,526
10/1/2008                  6,448                               6,753
11/1/2008                  6,059                               6,386
12/1/2008                  6,483                               6,723
 1/1/2009                  5,780                               6,096
 2/1/2009                  5,172                               5,479
 3/1/2009                  5,608                               5,840
 4/1/2009                  6,453                               6,593
 5/1/2009                  7,428                               7,427
 6/1/2009                  7,366                               7,350
 7/1/2009                  8,098                               8,040
 8/1/2009                  8,548                               8,425
 9/1/2009                  8,963                               8,773
10/1/2009                  8,692                               8,632
11/1/2009                  8,923                               8,845
12/1/2009                  9,030                               8,986
 1/1/2010                  8,647                               8,565
 2/1/2010                  8,656                               8,557
 3/1/2010                  9,302                               9,107
 4/1/2010                  9,257                               8,972
 5/1/2010                  8,169                               7,982
 6/1/2010                  8,033                               7,866
 7/1/2010                  8,882                               8,593
 8/1/2010                  8,521                               8,336
 9/1/2010                  9,432                               9,136
10/1/2010                  9,777                               9,462
11/1/2010                  9,387                               9,061
12/1/2010                 10,286                               9,790
 1/1/2011                 10,551                              10,001
 2/1/2011                 10,907                              10,372
 3/1/2011                 10,716                              10,164
 4/1/2011                 11,293                              10,718
 5/1/2011                 10,945                              10,400
 6/1/2011                 10,751                              10,252
 7/1/2011                 10,510                              10,083
 8/1/2011                  9,581                               9,231
 9/1/2011                  8,464                               8,304
10/1/2011                  9,240                               9,111
11/1/2011                  8,960                               8,690
12/1/2011                  8,731                               8,595
 1/1/2012                  9,372                               9,059
 2/1/2012                  9,853                               9,557
 3/1/2012                  9,852                               9,487
 4/1/2012                  9,635                               9,326
 5/1/2012                  8,483                               8,262
 6/1/2012                  9,002                               8,804
 7/1/2012                  8,993                               8,913
 8/1/2012                  9,310                               9,168
 9/1/2012                  9,641                               9,446
10/1/2012                  9,747                               9,512
11/1/2012                  9,911                               9,712
12/1/2012                 10,367                              10,006
 1/1/2013                 10,815                              10,498
 2/1/2013                 10,698                              10,393
 3/1/2013                 10,827                              10,476
 4/1/2013                 11,246                              10,953
 5/1/2013                 10,993                              10,708
 6/1/2013                 10,657                              10,307
 7/1/2013                 11,319                              10,855
 8/1/2013                 11,201                              10,715
 9/1/2013                 12,058                              11,472
10/1/2013                 12,474                              11,857
11/1/2013                 12,534                              11,930
12/1/2013                 12,796                              12,110
 1/1/2014                 12,367                              11,621
 2/1/2014                 13,096                              12,255
 3/1/2014                 13,069                              12,200
 4/1/2014                 13,219                              12,392
 5/1/2014                 13,360                              12,584
 6/1/2014                 13,569                              12,763
 7/1/2014                 13,203                              12,536
 8/1/2014                 13,253                              12,546
 9/1/2014                 12,590                              12,030
10/1/2014                 12,406                              11,839
11/1/2014                 12,375                              11,985
12/1/2014                 12,031                              11,586
 1/1/2015                 11,990                              11,545
 2/1/2015                 12,761                              12,235
 3/1/2015                 12,527                              12,030
 4/1/2015                 13,145                              12,551
 5/1/2015                 13,166                              12,442
 6/1/2015                 12,853                              12,089
 7/1/2015                 12,863                              12,280
 8/1/2015                 12,070                              11,386
 9/1/2015                 11,546                              10,811
10/1/2015                 12,269                              11,624
11/1/2015                 12,217                              11,439
12/1/2015                 12,006                              11,234
 1/1/2016                 11,268                              10,461
 2/1/2016                 11,036                              10,315
 3/1/2016                 11,897                              11,015
 4/1/2016                 12,236                              11,369
 5/1/2016                 12,193                              11,241
 6/1/2016                 11,787                              10,899
 7/1/2016                 12,389                              11,435
 8/1/2016                 12,453                              11,446          Past performance is not predictive of
 9/1/2016                 12,694                              11,585          future performance.
10/1/2016                 12,468                              11,360          The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  1.62%       6.18%       2.23%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,452                           10,430
12/1/2006                    10,832                           10,739
 1/1/2007                    11,135                           10,958
 2/1/2007                    11,292                           11,150
 3/1/2007                    11,715                           11,520
 4/1/2007                    12,102                           11,964
 5/1/2007                    12,349                           12,141
 6/1/2007                    12,329                           12,114
 7/1/2007                    12,335                           12,040
 8/1/2007                    11,859                           11,405
 9/1/2007                    12,120                           11,662
10/1/2007                    12,774                           12,450
11/1/2007                    11,841                           11,426
12/1/2007                    11,445                           11,091
 1/1/2008                    10,575                           10,016
 2/1/2008                    10,843                           10,492
 3/1/2008                    10,857                           10,376
 4/1/2008                    11,089                           10,629
 5/1/2008                    11,381                           10,843
 6/1/2008                    10,539                           10,006
 7/1/2008                    10,032                            9,501
 8/1/2008                     9,636                            9,150
 9/1/2008                     8,175                            7,541
10/1/2008                     6,260                            5,679
11/1/2008                     5,937                            5,404
12/1/2008                     6,424                            5,764
 1/1/2009                     5,917                            5,430
 2/1/2009                     5,378                            4,934
 3/1/2009                     5,733                            5,250
 4/1/2009                     6,493                            6,060
 5/1/2009                     7,460                            6,957
 6/1/2009                     7,539                            7,040
 7/1/2009                     8,104                            7,606
 8/1/2009                     8,618                            8,192
 9/1/2009                     9,077                            8,653
10/1/2009                     8,911                            8,519
11/1/2009                     9,032                            8,585
12/1/2009                     9,120                            8,694
 1/1/2010                     8,979                            8,580
 2/1/2010                     8,966                            8,530
 3/1/2010                     9,607                            9,165
 4/1/2010                     9,754                            9,346
 5/1/2010                     8,600                            8,223
 6/1/2010                     8,580                            8,146
 7/1/2010                     9,364                            8,844
 8/1/2010                     9,085                            8,614
 9/1/2010                    10,084                            9,592
10/1/2010                    10,480                            9,987
11/1/2010                    10,188                            9,725
12/1/2010                    11,301                           10,825
 1/1/2010                    11,439                           10,882
 2/1/2011                    11,787                           11,191
 3/1/2011                    11,769                           11,181
 4/1/2011                    12,328                           11,735
 5/1/2011                    11,986                           11,410
 6/1/2011                    11,743                           11,163
 7/1/2011                    11,630                           11,102
 8/1/2011                    10,718                           10,225
 9/1/2011                     9,451                            9,051
10/1/2011                    10,174                            9,786
11/1/2011                     9,853                            9,295
12/1/2011                     9,566                            9,114
 1/1/2012                    10,382                            9,866
 2/1/2012                    10,907                           10,425
 3/1/2012                    10,949                           10,356
 4/1/2012                    10,818                           10,302
 5/1/2012                     9,559                            9,092
 6/1/2012                     9,933                            9,405
 7/1/2012                     9,905                            9,478
 8/1/2012                    10,248                            9,750
 9/1/2012                    10,676                           10,212
10/1/2012                    10,746                           10,262
11/1/2012                    10,838                           10,315
12/1/2012                    11,370                           10,706
 1/1/2013                    11,870                           11,222
 2/1/2013                    11,863                           11,262
 3/1/2013                    12,078                           11,482
 4/1/2013                    12,399                           11,815
 5/1/2013                    12,128                           11,537
 6/1/2013                    11,807                           11,081
 7/1/2013                    12,588                           11,774
 8/1/2013                    12,544                           11,753
 9/1/2013                    13,578                           12,740
10/1/2013                    14,041                           13,116
11/1/2013                    14,106                           13,133
12/1/2013                    14,491                           13,442
 1/1/2014                    14,234                           13,210
 2/1/2014                    15,124                           13,959
 3/1/2014                    15,102                           13,906
 4/1/2014                    15,109                           13,863
 5/1/2014                    15,207                           14,037
 6/1/2014                    15,488                           14,356
 7/1/2014                    14,995                           13,984
 8/1/2014                    15,094                           14,018
 9/1/2014                    14,177                           13,169
10/1/2014                    13,887                           12,835
11/1/2014                    13,750                           12,823
12/1/2014                    13,577                           12,724
 1/1/2015                    13,465                           12,611
 2/1/2015                    14,329                           13,418
 3/1/2015                    14,105                           13,237
 4/1/2015                    14,897                           13,910
 5/1/2015                    15,073                           13,994
 6/1/2015                    14,844                           13,787
 7/1/2015                    14,747                           13,766
 8/1/2015                    14,129                           13,154
 9/1/2015                    13,659                           12,681
10/1/2015                    14,345                           13,433
11/1/2015                    14,361                           13,404
12/1/2015                    14,380                           13,418
 1/1/2016                    13,445                           12,397
 2/1/2016                    13,361                           12,463
 3/1/2016                    14,436                           13,499
 4/1/2016                    14,771                           13,926
 5/1/2016                    14,855                           13,943
 6/1/2016                    14,272                           13,326
 7/1/2016                    15,096                           14,118
 8/1/2016                    15,087                           13,999             Past performance is not predictive of
 9/1/2016                    15,532                           14,393             future performance.
10/1/2016                    15,124                           13,965             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE          TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        YEARS                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.43%        8.25%        4.22%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/1/2006                  $10,000                        $10,000
11/1/2006                    9,931                          9,916
12/1/2006                   10,017                          9,974
 1/1/2007                   10,220                         10,167
 2/1/2007                   10,632                         10,569
 3/1/2007                   10,545                         10,471
 4/1/2007                   10,400                         10,292
 5/1/2007                   10,185                         10,047
 6/1/2007                   10,349                         10,113
 7/1/2007                   10,402                         10,110
 8/1/2007                    9,964                          9,494
 9/1/2007                    9,950                          9,437
10/1/2007                   10,014                          9,778
11/1/2007                    9,781                          9,367
12/1/2007                    9,163                          8,806
 1/1/2008                    8,910                          8,374
 2/1/2008                    8,833                          8,466
 3/1/2008                    9,007                          8,468
 4/1/2008                    9,071                          8,573
 5/1/2008                    9,401                          8,838
 6/1/2008                    8,955                          8,295
 7/1/2008                    8,705                          8,023
 8/1/2008                    8,224                          7,669
 9/1/2008                    7,683                          6,920
10/1/2008                    7,124                          6,190
11/1/2008                    7,309                          6,442
12/1/2008                    8,052                          6,944
 1/1/2009                    7,499                          6,580
 2/1/2009                    6,520                          5,715
 3/1/2009                    6,822                          5,917
 4/1/2009                    7,093                          6,220
 5/1/2009                    7,965                          6,981
 6/1/2009                    8,492                          7,425
 7/1/2009                    8,668                          7,611
 8/1/2009                    9,123                          8,037
 9/1/2009                    9,025                          8,005
10/1/2009                    8,697                          7,712
11/1/2009                    8,345                          7,437
12/1/2009                    8,310                          7,298
 1/1/2010                    8,420                          7,455
 2/1/2010                    8,580                          7,597
 3/1/2010                    9,015                          7,943
 4/1/2010                    9,279                          8,158
 5/1/2010                    8,501                          7,592
 6/1/2010                    8,632                          7,625
 7/1/2010                    8,781                          7,718
 8/1/2010                    8,540                          7,554
 9/1/2010                    8,917                          7,863
10/1/2010                    8,726                          7,799
11/1/2010                    8,942                          7,951
12/1/2010                    9,765                          8,753
 1/1/2011                    9,982                          8,857
 2/1/2011                   10,442                          9 213
 3/1/2011                    9,790                          8,645
 4/1/2011                    9,740                          8,652
 5/1/2011                    9,578                          8,524
 6/1/2011                   10,055                          8,841
 7/1/2011                   10,419                          9,209
 8/1/2011                   10,136                          8,832
 9/1/2011                   10,081                          8,840
10/1/2011                    9,560                          8,514
11/1/2011                    9,717                          8,283
12/1/2011                    9,666                          8,413
 1/1/2012                   10,273                          8,758
 2/1/2012                   10,286                          8,853
 3/1/2012                   10,577                          9,090
 4/1/2012                   10,355                          8,958
 5/1/2012                    9,489                          8,214
 6/1/2012                    9,991                          8,564
 7/1/2012                    9,653                          8,430
 8/1/2012                    9,653                          8,382
 9/1/2012                    9,791                          8,614
10/1/2012                    9,580                          8,428
11/1/2012                    9,714                          8,486
12/1/2012                   10,068                          8,750
 1/1/2013                   10,384                          9,077
 2/1/2013                   10,636                          9,385
 3/1/2013                   11,448                         10,143
 4/1/2013                   12,054                         10,811
 5/1/2013                   11,067                          9,954
 6/1/2013                   11,164                          9,927
 7/1/2013                   11,428                         10,088
 8/1/2013                   11,171                          9,952
 9/1/2013                   12,427                         11,085
10/1/2013                   12,460                         11,040
11/1/2013                   12,363                         10,967
12/1/2013                   12,451                         11,055
 1/1/2014                   12,318                         11,023
 2/1/2014                   12,265                         10,778
 3/1/2014                   12,325                         10,806
 4/1/2014                   12,139                         10,605
 5/1/2014                   12,451                         10,953
 6/1/2014                   13,327                         11,728
 7/1/2014                   13,240                         11,791
 8/1/2014                   13,367                         11,707
 9/1/2014                   12,948                         11,315
10/1/2014                   12,710                         11,013
11/1/2014                   12,232                         10,888
12/1/2014                   12,334                         11,003
 1/1/2015                   12,631                         11,372
 2/1/2015                   13,151                         11,782
 3/1/2015                   13,313                         12,009
 4/1/2015                   13,637                         12,234
 5/1/2015                   13,772                         12,378
 6/1/2015                   14,055                         12,559
 7/1/2015                   13,967                         12,511
 8/1/2015                   13,535                         12,082
 9/1/2015                   13,124                         11,648
10/1/2015                   13,805                         12,426
11/1/2015                   14,109                         12,584
12/1/2015                   14,060                         12,688
 1/1/2016                   13,348                         11,881
 2/1/2016                   12,876                         11,758
 3/1/2016                   13,718                         12,491
 4/1/2016                   13,889                         13,035
 5/1/2016                   14,238                         13,038
 6/1/2016                   14,170                         12,961
 7/1/2016                   14,929                         13,656
 8/1/2016                   14,580                         13,172          Past performance is not predictive of
 9/1/2016                   15,456                         13,883          future performance.
10/1/2016                   15,743                         14,068          The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.04%       10.49%      4.64%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/06                    $10,000                         $10,000
11/30/06                     10,552                          10,608
12/31/06                     10,849                          11,004
 1/31/07                     11,131                          11,283
 2/28/07                     11,423                          11,498
 3/31/07                     12,018                          12,092
 4/30/07                     12,857                          12,930
 5/31/07                     13,951                          13,438
 6/30/07                     14,520                          13,787
 7/31/07                     14,745                          13,784
 8/31/07                     13,637                          12,896
 9/30/07                     15,233                          14,041
10/31/07                     16,562                          15,001
11/30/07                     15,464                          13,796
12/31/07                     15,195                          13,606
 1/31/08                     13,664                          11,783
 2/29/08                     14,078                          12,483
 3/31/08                     13,394                          11,695
 4/30/08                     14,325                          12,478
 5/31/08                     14,950                          12,612
 6/30/08                     13,472                          11,201
 7/31/08                     12,676                          10,686
 8/31/08                     11,785                           9,818
 9/30/08                      9,760                           7,901
10/31/08                      6,510                           5,111
11/30/08                      5,886                           4,553
12/31/08                      6,527                           5,082
 1/31/09                      5,720                           4,522
 2/28/09                      5,405                           4,241
 3/31/09                      6,243                           4,849
 4/30/09                      7,173                           5,717
 5/31/09                      9,026                           7,088
 6/30/09                      9,091                           7,288
 7/31/09                     10,401                           8,340
 8/31/09                     10,876                           8,769
 9/30/09                     11,720                           9,503
10/31/09                     11,976                           9,731
11/30/09                     12,534                          10,011
12/31/09                     12,862                          10,411
 1/31/10                     12,161                           9,745
 2/28/10                     12,373                           9,867
 3/31/10                     13,390                          10,680
 4/30/10                     13,567                          10,979
 5/31/10                     11,687                           9,321
 6/30/10                     11,540                           9,268
 7/31/10                     12,818                          10,211
 8/31/10                     12,800                          10,189
 9/30/10                     14,742                          11,718
10/31/10                     15,371                          12,238
11/30/10                     15,161                          12,075
12/31/10                     16,645                          13,294
 1/31/11                     16,284                          12,907
 2/28/11                     16,384                          12,978
 3/31/11                     16,728                          13,376
 4/30/11                     17,430                          13,917
 5/31/11                     16,914                          13,599
 6/30/11                     16,339                          13,115
 7/31/11                     16,603                          13,308
 8/31/11                     15,441                          12,383
 9/30/11                     12,558                          10,131
10/31/11                     14,512                          11,791
11/30/11                     14,121                          10,987
12/31/11                     13,294                          10,635
 1/31/12                     14,665                          11,739
 2/29/12                     15,774                          12,652
 3/31/12                     15,538                          12,256
 4/30/12                     15,472                          12,322
 5/31/12                     13,539                          10,723
 6/30/12                     13,820                          10,873
 7/31/12                     14,020                          11,230
 8/31/12                     14,486                          11,410
 9/30/12                     15,199                          12,017
10/31/12                     15,540                          12,264
11/30/12                     15,754                          12,385
12/31/12                     16,488                          12,696
 1/31/13                     17,311                          13,369
 2/28/13                     17,380                          13,528
 3/31/13                     17,456                          13,562
 4/30/13                     17,159                          13,454
 5/31/13                     15,880                          12,464
 6/30/13                     14,759                          11,398
 7/31/13                     15,478                          11,854
 8/31/13                     15,596                          11,956
 9/30/13                     16,689                          12,876
10/31/13                     17,166                          13,102
11/30/13                     16,557                          12,549
12/31/13                     16,760                          12,608
 1/31/14                     15,966                          12,024
 2/28/14                     16,883                          12,671
 3/31/14                     17,128                          12,905
 4/30/14                     17,164                          12,989
 5/31/14                     17,178                          13,095
 6/30/14                     17,301                          13,166
 7/31/14                     17,662                          13,453
 8/31/14                     17,936                          13,557
 9/30/14                     16,277                          12,311
10/31/14                     16,508                          12,456
11/30/14                     15,851                          12,061
12/31/14                     15,385                          11,759
 1/31/15                     15,020                          11,527
 2/28/15                     15,750                          12,087
 3/31/15                     15,522                          11,869
 4/30/15                     16,769                          12,550
 5/31/15                     16,952                          12,489
 6/30/15                     15,750                          11,590
 7/31/15                     14,982                          11,067
 8/31/15                     13,697                          10,035
 9/30/15                     13,499                           9,827
10/31/15                     14,495                          10,629
11/30/15                     14,442                          10,541
12/31/15                     14,838                          10,720
 1/31/16                     13,761                           9,788
 2/29/16                     13,959                          10,027
 3/31/16                     15,622                          11,185
 4/30/16                     15,828                          11,386
 5/31/16                     15,653                          11,196
 6/30/16                     15,907                          11,272
 7/31/16                     16,999                          12,106
 8/31/16                     16,873                          12,016                Past performance is not predictive of
 9/30/16                     17,372                          12,267                future performance.
10/31/16                     16,841                          11,751                The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  16.18%        3.02%        5.35%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,625                          10,648
12/1/2006                 11,202                          11,148
 1/1/2007                 11,274                          11,122
 2/1/2007                 11,270                          11,156
 3/1/2007                 11,793                          11,618
 4/1/2007                 12,197                          12,195
 5/1/2007                 11,901                          11,916
 7/1/2007                 11,832                          11,849
 8/1/2007                 11,760                          11,414
 9/1/2007                 11,350                          10,767
10/1/2007                 12,254                          11,951
11/1/2007                 10,831                          10,568
12/1/2007                 10,257                          10,037
 1/1/2008                  9,565                           9,230
 2/1/2008                  9,700                           9,542
 3/1/2008                  9,659                           9,422
 4/1/2008                  9,820                           9,598
 5/1/2008                  9,845                           9,643
 6/1/2008                  9,059                           8,984
 7/1/2008                  8,738                           8,625
 8/1/2008                  8,590                           8,400
 9/1/2008                  7,261                           6,855
10/1/2008                  5,311                           4,953
11/1/2008                  4,931                           4,494
12/1/2008                  4,819                           4,380
 1/1/2009                  4,702                           4,356
 2/1/2009                  4,507                           4,211
 3/1/2009                  4,700                           4,455
 4/1/2009                  5,683                           5,479
 5/1/2009                  6,263                           6,058
 6/1/2009                  6,290                           6,100
 7/1/2009                  6,834                           6,662
 8/1/2009                  7,364                           7,304
 9/1/2009                  7,577                           7,473
10/1/2009                  7,585                           7,483
11/1/2009                  7,558                           7,406
12/1/2009                  7,714                           7,588
 1/1/2010                  7,636                           7,553
 2/1/2010                  7,374                           7,215
 3/1/2010                  7,989                           7,851
 4/1/2010                  8,279                           8,164
 5/1/2010                  7,339                           7,183
 6/1/2010                  7,478                           7,214
 7/1/2010                  8,485                           8,082
 8/1/2010                  8,168                           7,862
 9/1/2010                  9,038                           8,728
10/1/2010                  9,509                           9,100
11/1/2010                  9,038                           8,721
12/1/2010                  9,957                           9,634
 1/1/2011                 10,099                           9,727
 2/1/2011                 10,400                           9,984
 3/1/2011                 10,202                           9,811
 4/1/2011                 11,103                          10,711
 5/1/2011                 11,031                          10,575
 6/1/2011                 10,679                          10,219
 7/1/2011                 10,603                          10,191
 8/1/2011                  9,542                           9,151
 9/1/2011                  8,576                           8,186
10/1/2011                  9,482                           9,081
11/1/2011                  9,191                           8,728
12/1/2011                  8,902                           8,437
 1/1/2012                  9,685                           9,293
 2/1/2012                 10,475                          10,156
 3/1/2012                 10,696                          10,189
 4/1/2012                 10,878                          10,363
 5/1/2012                  9,649                           9,079
 6/1/2012                 10,118                           9,511
 7/1/2012                 10,285                           9,684
 8/1/2012                 10,845                          10,197
 9/1/2012                 11,399                          10,741
10/1/2012                 11,646                          10,963
11/1/2012                 11,718                          10,967
12/1/2012                 12,358                          11,472
 1/1/2013                 12,574                          11,774
 2/1/2013                 12,684                          11,840
 3/1/2013                 13,059                          12,159
 4/1/2013                 13,386                          12,463
 5/1/2013                 13,504                          12,631
 6/1/2013                 13,207                          12,176
 7/1/2013                 14,318                          13,190
 8/1/2013                 14,417                          13,370
 9/1/2013                 15,386                          14,374
10/1/2013                 15,934                          14,880
11/1/2013                 16,292                          15,230
12/1/2013                 17,185                          15,966
 1/1/2014                 16,774                          15,627
 2/1/2014                 18,273                          17,142
 3/1/2014                 17,707                          16,524
 4/1/2014                 17,411                          16,129
 5/1/2014                 17,389                          16,160
 6/1/2014                 17,369                          16,121
 7/1/2014                 16,822                          15,666
 8/1/2014                 17,071                          15,831
 9/1/2014                 16,096                          14,902
10/1/2014                 16,051                          14,807
11/1/2014                 15,926                          14,812
12/1/2014                 16,178                          15,055
 1/1/2015                 15,806                          14,645
 2/1/2015                 17,287                          16,091
 3/1/2015                 16,383                          15,351
 4/1/2015                 17,414                          16,335
 5/1/2015                 18,284                          17,085
 6/1/2015                 18,229                          17,106
 7/1/2015                 18,263                          17,228
 8/1/2015                 17,487                          16,550
 9/1/2015                 16,956                          15,940
10/1/2015                 17,565                          16,646
11/1/2015                 17,535                          16,511
12/1/2015                 17,339                          16,335
 1/1/2016                 15,962                          14,749
 2/1/2016                 16,607                          15,624
 4/1/2016                 16,687                          15,834
 5/1/2016                 16,949                          16,290
 6/1/2016                 14,808                          13,974
 7/1/2016                 15,607                          14,778
 8/1/2016                 15,936                          15,025           Past performance is not predictive of
 9/1/2016                 15,952                          15,153           future performance.
10/1/2016                 14,718                          14,001           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE          FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR         YEARS      YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -16.20%       9.19%      3.94%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2006                   $10,000                        $10,000
11/1/2006                    10,689                         10,700
12/1/2006                    11,198                         11,204
 1/1/2007                    11,714                         11,563
 2/1/2007                    11,725                         11,613
 3/1/2007                    12,408                         12,230
 4/1/2007                    13,059                         12,970
 5/1/2007                    13,306                         13,197
 6/1/2007                    13,157                         13,070
 7/1/2007                    13,081                         12,975
 8/1/2007                    12,609                         12,388
 9/1/2007                    12,887                         12,634
10/1/2007                    13,508                         13,390
11/1/2007                    12,505                         12,432
12/1/2007                    12,256                         12,180
 1/1/2008                    11,087                         10,713
 2/1/2008                    11,560                         11,362
 3/1/2008                    11,924                         11,593
 4/1/2008                    12,061                         11,791
 5/1/2008                    12,289                         11,974
 6/1/2008                    11,249                         10,868
 7/1/2008                    10,652                         10,251
 8/1/2008                    10,356                          9,971
 9/1/2008                     8,551                          7,906
10/1/2008                     6,267                          5,682
11/1/2008                     5,776                          5,211
12/1/2008                     6,378                          5,692
 1/1/2009                     5,654                          5,181
 2/1/2009                     5,162                          4,725
 3/1/2009                     5,533                          5,090
 4/1/2009                     6,434                          6,150
 5/1/2009                     7,370                          7,068
 6/1/2009                     7,275                          6,977
 7/1/2009                     7,852                          7,604
 8/1/2009                     8,506                          8,384
 9/1/2009                     9,232                          9,188
10/1/2009                     8,969                          8,937
11/1/2009                     9,238                          9,121
12/1/2009                     9,206                          9,162
 1/1/2010                     9,050                          9,040
 2/1/2010                     8,858                          8,782
 3/1/2010                     9,512                          9,494
 4/1/2010                     9,422                          9,435
 5/1/2010                     8,079                          7,975
 6/1/2010                     8,022                          7,856
 7/1/2010                     8,983                          8,797
 8/1/2010                     8,570                          8,379
 9/1/2010                     9,754                          9,672
10/1/2010                    10,301                         10,292
11/1/2010                     9,498                          9,513
12/1/2010                    10,732                         10,844
 1/1/2011                    11,031                         11,090
 2/1/2011                    11,215                         11,278
 3/1/2011                    11,594                         11,658
 4/1/2011                    12,371                         12,473
 5/1/2011                    11,949                         11,997
 6/1/2011                    11,561                         11,610
 7/1/2011                    10,903                         10,905
 8/1/2011                     9,785                          9,766
 9/1/2011                     8,303                          8,299
10/1/2011                     9,159                          9,208
11/1/2011                     8,546                          8,488
12/1/2011                     8,212                          8,200
 1/1/2012                     8,990                          9,013
 2/1/2012                     9,560                          9,705
 3/1/2012                     9,579                          9,626
 4/1/2012                     9,353                          9,466
 5/1/2012                     8,073                          8,168
 6/1/2012                     8,420                          8,570
 7/1/2012                     8,337                          8,540
 8/1/2012                     8,709                          8,912
 9/1/2012                     9,167                          9,392
10/1/2012                     9,328                          9,554
11/1/2012                     9,443                          9,700
12/1/2012                    10,013                         10,223
 1/1/2013                    10,769                         11,055
 2/1/2013                    10,659                         11,022
 3/1/2013                    10,420                         10,738
 4/1/2013                    10,840                         11,155
 5/1/2013                    11,041                         11,409
 6/1/2013                    10,672                         10,901
 7/1/2013                    11,598                         11,892
 8/1/2013                    11,611                         11,870
 9/1/2013                    12,620                         12,885
10/1/2013                    13,338                         13,661
11/1/2013                    13,575                         13,904
12/1/2013                    13,952                         14,265
 1/1/2014                    13,866                         14,147
 2/1/2014                    15,080                         15,383
 3/1/2014                    15,153                         15,396
 4/1/2014                    15,291                         15,460
 5/1/2014                    15,350                         15,634
 6/1/2014                    15,214                         15,482
 7/1/2014                    14,317                         14,569
 8/1/2014                    14,143                         14,451
 9/1/2014                    13,383                         13,655
10/1/2014                    12,980                         13,209
11/1/2014                    13,289                         13,596
12/1/2014                    12,867                         13,271
 1/1/2015                    12,947                         13,302
 2/1/2015                    13,835                         14,284
 3/1/2015                    13,768                         14,139
 4/1/2015                    14,501                         14,896
 5/1/2015                    14,514                         14,797
 6/1/2015                    14,202                         14,447
 7/1/2015                    14,597                         14,983
 8/1/2015                    14,045                         14,404
 9/1/2015                    13,545                         13,917
10/1/2015                    14,196                         14,713
11/1/2015                    14,168                         14,674
12/1/2015                    14,340                         14,892
 1/1/2016                    13,366                         13,714
 2/1/2016                    13,339                         13,762
 3/1/2016                    14,472                         14,996
 4/1/2016                    14,767                         15,184
 5/1/2016                    14,794                         15,248
 6/1/2016                    13,983                         14,258
 7/1/2016                    14,898                         15,183
 8/1/2016                    15,086                         15,313                Past performance is not predictive of
 9/1/2016                    15,458                         15,680                future performance.
10/1/2016                    15,004                         15,097                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS         YEARS                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.70%        10.38%        4.14%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2016

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                $10,000                              $10,000
 3/1/2007                 10,480                               10,343
 4/1/2007                 10,570                               10,492
 5/1/2007                 10,780                               10,647
 6/1/2007                 10,061                                9,995
 7/1/2007                  9,459                                9,513
 8/1/2007                  9,679                                9,662
 9/1/2007                 10,130                               10,149
10/1/2007                 10,211                               10,249
11/1/2007                  9,462                                9,433
12/1/2007                  8,995                                9,061
 1/1/2008                  8,627                                8,529
 2/1/2008                  8,585                                8,635
 3/1/2008                  8,606                                8,552
 4/1/2008                  8,659                                8,703
 5/1/2008                  8,332                                8,348
 6/1/2008                  7,450                                7,505
 7/1/2008                  7,215                                7,301
 8/1/2008                  6,970                                7,088
 9/1/2008                  6,457                                6,368
10/1/2008                  4,461                                4,537
11/1/2008                  4,152                                4,234
12/1/2008                  4,325                                4,363
 1/1/2009                  3,873                                3,947
 2/1/2009                  3,356                                3,433
 3/1/2009                  3,587                                3,636
 4/1/2009                  3,950                                4,053
 5/1/2009                  4,479                                4,503
 6/1/2009                  4,578                                4,610
 7/1/2009                  4,985                                5,022
 8/1/2009                  5,535                                5,634
 9/1/2009                  5,887                                6,017
10/1/2009                  5,766                                5,922
11/1/2009                  5,832                                5,926
12/1/2009                  5,925                                6,027
 1/1/2010                  5,704                                5,831
 2/1/2010                  5,728                                5,809
 3/1/2010                  5,925                                6,011
 4/1/2010                  5,974                                6,082
 5/1/2010                  5,347                                5,414
 6/1/2010                  5,360                                5,435
 7/1/2010                  5,987                                6,026
 8/1/2010                  5,999                                6,044
 9/1/2010                  6,577                                6,624
10/1/2010                  6,859                                6,894
11/1/2010                  6,429                                6,471
12/1/2010                  6,997                                7,046
 1/1/2011                  7,025                                7,045
 2/1/2011                  7,318                                7,329
 3/1/2011                  7,332                                7,348
 4/1/2011                  7,792                                7,804
 5/1/2011                  7,750                                7,761
 6/1/2011                  7,694                                7,685
 7/1/2011                  7,569                                7,575
 8/1/2011                  7,262                                7,261
 9/1/2011                  6,328                                6,367
10/1/2011                  6,830                                6,889
11/1/2011                  6,691                                6,606
12/1/2011                  6,455                                6,440
 1/1/2012                  6,897                                6,857
 2/1/2012                  7,133                                7,133
 3/1/2012                  7,221                                7,159
 4/1/2012                  7,369                                7,331
 5/1/2012                  6,941                                6,853
 6/1/2012                  7,398                                7,322
 7/1/2012                  7,737                                7,719
 8/1/2012                  7,855                                7,792
 9/1/2012                  8,032                                8,000
10/1/2012                  8,356                                8,295
11/1/2012                  8,415                                8,352
12/1/2012                  8,611                                8,495
 1/1/2013                  8,745                                8,714
 2/1/2013                  8,811                                8,792
 3/1/2013                  9,161                                9,125
 4/1/2013                  9,644                                9,604
 5/1/2013                  8,761                                8,738
 6/1/2013                  8,445                                8,368
 7/1/2013                  8,478                                8,386
 8/1/2013                  8,162                                8,091
 9/1/2013                  8,861                                8,784
10/1/2013                  9,128                                9,045
11/1/2013                  8,845                                8,764
12/1/2013                  8,807                                8,696
 1/1/2014                  8,649                                8,539
 2/1/2014                  9,158                                9,013
 3/1/2014                  9,140                                8,980
 4/1/2014                  9,526                                9,339
 5/1/2014                  9,807                                9,618
 6/1/2014                 10,018                                9,863
 7/1/2014                 10,000                                9,879
 8/1/2014                 10,175                               10,042
 9/1/2014                  9,509                                9,368
10/1/2014                  9,877                                9,661
11/1/2014                  9,912                                9,755
12/1/2014                  9,785                                9,647
 1/1/2015                 10,158                                9,968
 2/1/2015                 10,326                               10,149
 3/1/2015                 10,046                                9,857
 4/1/2015                 10,270                               10,074
 5/1/2015                  9,990                                9,793
 6/1/2015                  9,766                                9,546
 7/1/2015                  9,841                                9,650
 8/1/2015                  9,299                                9,107
 9/1/2015                  9,374                                9,136
10/1/2015                  9,841                                9,665
11/1/2015                  9,542                                9,361
12/1/2015                  9,431                                9,306
 1/1/2016                  9,278                                9,054
 2/1/2016                  9,469                                9,349
 3/1/2016                 10,248                               10,106
 4/1/2016                 10,590                               10,457
 5/1/2016                 10,305                               10,150
 6/1/2016                 10,438                               10,238
 7/1/2016                 10,914                               10,730            Past performance is not predictive of
 8/1/2016                 10,647                               10,488            future performance.
 9/1/2016                 10,647                               10,471            The returns shown do not reflect the
10/1/2016                  9,944                                9,789            deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 1.05%       7.80%        -0.06%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2016

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                    $10,000                        $10,000
 6/1/2008                     9,000                           8,970
 7/1/2008                     9,020                           8,995
 8/1/2008                     9,000                           8,979
 9/1/2008                     8,710                           8,552
10/1/2008                     6,040                           5,939
11/1/2008                     5,040                           4,955
12/1/2008                     5,632                           5,465
 1/1/2009                     4,817                           4,698
 2/1/2009                     3,982                           3,887
 3/1/2009                     4,186                           4,070
 4/1/2009                     5,051                           4,921
 5/1/2009                     5,438                           5,235
 6/1/2009                     5,408                           5,208
 7/1/2009                     5,937                           5,716
 8/1/2009                     6,670                           6,460
 9/1/2009                     7,108                           6,889
10/1/2009                     6,874                           6,673
11/1/2009                     7,159                           6,897
12/1/2009                     7,471                           7,199
 1/1/2010                     7,133                           6,884
 2/1/2010                     7,362                           7,066
 3/1/2010                     7,875                           7,557
 4/1/2010                     8,202                           7,887
 5/1/2010                     7,591                           7,270
 6/1/2010                     7,373                           7,054
 7/1/2010                     8,158                           7,772
 8/1/2010                     8,115                           7,722
 9/1/2010                     8,649                           8,231
10/1/2010                     9,031                           8,595
11/1/2010                     8,682                           8,264
12/1/2010                     9,249                           8,789
 1/1/2011                     9,448                           8,947
 2/1/2011                     9,856                           9,334
 3/1/2011                     9,786                           9,258
 4/1/2011                    10,370                           9,804
 5/1/2011                    10,428                           9,853
 6/1/2011                    10,195                           9,617
 7/1/2011                    10,218                           9,647
 8/1/2011                     9,728                           9,153
 9/1/2011                     8,583                           8,093
10/1/2011                     9,588                           9,052
11/1/2011                     9,296                           8,693
12/1/2011                     9,417                           8,843
 1/1/2012                    10,020                           9,412
 2/1/2012                    10,092                           9,489
 3/1/2012                    10,454                           9,791
 4/1/2012                    10,719                          10,055
 5/1/2012                    10,176                           9,518
 6/1/2012                    10,791                          10,090
 7/1/2012                    11,105                          10,413
 8/1/2012                    11,153                          10,448
 9/1/2012                    11,117                          10,424
10/1/2012                    11,249                          10,520
11/1/2012                    11,249                          10,526
12/1/2012                    11,599                          10,822
 1/1/2013                    11,921                          11,170
 2/1/2013                    12,037                          11,290
 3/1/2013                    12,423                          11,651
 4/1/2013                    13,182                          12,361
 5/1/2013                    12,230                          11,472
 6/1/2013                    11,921                          11,139
 7/1/2013                    11,998                          11,213
 8/1/2013                    11,316                          10,573
 9/1/2013                    11,908                          11,121
10/1/2013                    12,346                          11,548
11/1/2013                    11,805                          11,041
12/1/2013                    11,804                          11,010
 1/1/2014                    12,005                          11,195
 2/1/2014                    12,659                          11,773
 3/1/2014                    12,699                          11,783
 4/1/2014                    13,180                          12,205
 5/1/2014                    13,527                          12,519
 6/1/2014                    13,714                          12,718
 7/1/2014                    13,714                          12,724
 8/1/2014                    14,048                          13,028
 9/1/2014                    13,166                          12,200
10/1/2014                    14,195                          13,084
11/1/2014                    14,395                          13,289
12/1/2014                    14,489                          13,381
 1/1/2015                    15,321                          14,107
 2/1/2015                    15,057                          13,878
 3/1/2015                    15,071                          13,866
 4/1/2015                    14,628                          13,456
 5/1/2015                    14,447                          13,286
 6/1/2015                    13,934                          12,771
 7/1/2015                    14,461                          13,264
 8/1/2015                    13,615                          12,462
 9/1/2015                    13,934                          12,702
10/1/2015                    14,683                          13,423
11/1/2015                    14,475                          13,210
12/1/2015                    14,589                          13,323
 1/1/2016                    14,191                          12,894
 2/1/2016                    14,262                          13,015
 3/1/2016                    15,626                          14,247
 4/1/2016                    15,555                          14,194
 5/1/2016                    15,626                          14,226
 6/1/2016                    16,421                          14,885
 7/1/2016                    17,131                          15,561              Past performance is not predictive of
 8/1/2016                    16,606                          15,049              future performance.
 9/1/2016                    16,407                          14,851              The returns shown do not reflect the
10/1/2016                    15,398                          13,944              deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 4.87%       9.94%         5.27%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
 10/31/06                $10,000                            $10,000
 11/30/06                 10,483                             10,430
 12/31/06                 10,876                             10,739
 01/31/07                 11,166                             10,958
 02/28/07                 11,368                             11,150
 03/31/07                 11,862                             11,520
 04/30/07                 12,214                             11,964
 05/31/07                 12,447                             12,141
 06/30/07                 12,394                             12,114
 07/31/07                 12,363                             12,040
 08/31/07                 11,856                             11,405
 09/30/07                 12,102                             11,662
 10/31/07                 12,579                             12,450
 11/30/07                 11,557                             11,426
 12/31/07                 11,196                             11,091
 01/31/08                 10,458                             10,016
 02/29/08                 10,687                             10,492
 03/31/08                 10,786                             10,376
 04/30/08                 10,970                             10,629
 05/31/08                 11,211                             10,843
 06/30/08                 10,231                             10,006
 07/31/08                  9,777                              9,501
 08/31/08                  9,462                              9,150
 09/30/08                  8,100                              7,541
 10/31/08                  6,337                              5,679
 11/30/08                  5,986                              5,404
 12/31/08                  6,530                              5,764
 01/31/09                  5,979                              5,430
 02/28/09                  5,322                              4,934
 03/31/09                  5,669                              5,250
 04/30/09                  6,589                              6,060
 05/31/09                  7,496                              6,957
 06/30/09                  7,471                              7,040
 07/31/09                  8,167                              7,606
 08/31/09                  8,874                              8,192
 09/30/09                  9,292                              8,653
 10/31/09                  8,962                              8,519
 11/30/09                  9,004                              8,585
 12/31/09                  9,110                              8,694
 01/31/10                  8,935                              8,580
 02/28/10                  8,850                              8,530
 03/31/10                  9,569                              9,165
 04/30/10                  9,689                              9,346
 05/31/10                  8,385                              8,223
 06/30/10                  8,217                              8,146
 07/31/10                  9,016                              8,844
 08/31/10                  8,595                              8,614
 09/30/10                  9,560                              9,592
 10/31/10                  9,859                              9,987
 11/30/10                  9,578                              9,725
 12/31/10                 10,759                             10,825
 01/31/11                 10,984                             10,882
 02/28/11                 11,303                             11,191
 03/31/11                 11,359                             11,181
 04/30/11                 11,847                             11,735
 05/31/11                 11,441                             11,410
 06/30/11                 11,191                             11,163
 07/31/11                 10,976                             11,102
 08/31/11                  9,932                             10,225
 09/30/11                  8,760                              9,051
 10/31/11                  9,427                              9,786
 11/30/11                  9,122                              9,295
 12/31/11                  8,880                              9,114
 01/31/12                  9,769                              9,866
 02/29/12                 10,351                             10,425
 03/31/12                 10,364                             10,356
 04/30/12                 10,076                             10,302
 05/31/12                  8,795                              9,092
 06/30/12                  9,228                              9,405
 07/31/12                  9,202                              9,478
 08/31/12                  9,540                              9,750
 09/30/12                  9,986                             10,212
 10/31/12                 10,079                             10,262
 11/30/12                 10,219                             10,315
 12/31/12                 10,856                             10,706
 01/31/13                 11,413                             11,222
 02/28/13                 11,481                             11,262
 03/31/13                 11,715                             11,482
 04/30/13                 12,048                             11,815
 05/31/13                 11,810                             11,537
 06/30/13                 11,450                             11,081
 07/31/13                 12,304                             11,774
 08/31/13                 12,153                             11,753
 09/30/13                 13,330                             12,740
 10/31/13                 13,888                             13,116
 11/30/13                 13,909                             13,133
 12/31/13                 14,372                             13,442
 01/31/14                 14,174                             13,210
 02/28/14                 15,149                             13,959
 03/31/14                 15,248                             13,906
 04/30/14                 15,184                             13,863
 05/31/14                 15,304                             14,037
 06/30/14                 15,544                             14,356
 07/31/14                 14,999                             13,984
 08/31/14                 15,098                             14,018
 09/30/14                 14,219                             13,169
 10/31/14                 13,906                             12,835
 11/30/14                 13,807                             12,823
 12/31/14                 13,655                             12,724
 01/31/15                 13,567                             12,611
 02/28/15                 14,580                             13,418
 03/31/15                 14,294                             13,237
 04/30/15                 15,013                             13,910
 05/31/15                 15,248                             13,994
 06/30/15                 15,036                             13,787
 07/31/15                 14,851                             13,766
 08/31/15                 14,217                             13,154
 09/30/15                 13,650                             12,681
 10/31/15                 14,367                             13,433
 11/30/15                 14,256                             13,404
 12/31/15                 14,200                             13,418
 01/31/16                 13,151                             12,397
 02/29/16                 13,037                             12,463
 03/31/16                 14,085                             13,499
 04/30/16                 14,566                             13,926
 05/31/16                 14,451                             13,943
 06/30/16                 13,640                             13,326
 07/31/16                 14,622                             14,118                Past performance is not predictive of
 08/31/16                 14,676                             13,999                future performance.
 09/30/16                 15,078                             14,393                The returns shown do not reflect the
 10/31/16                 14,954                             13,965                deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                   4.09%        9.67%        4.11%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2016

                                     [CHART]


                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 08/14/08                          $10,000                    $10,000
 08/31/08                           10,050                     10,052
 09/30/08                            8,750                      8,601
 10/31/08                            6,740                      6,812
 11/30/08                            6,340                      6,442
 12/31/08                            6,798                      6,782
 01/31/09                            6,065                      6,149
 02/28/09                            5,392                      5,527
 03/31/09                            5,903                      5,891
 04/30/09                            6,919                      6,650
 05/31/09                            7,985                      7,491
 06/30/09                            7,932                      7,414
 07/31/09                            8,715                      8,110
 08/31/09                            9,274                      8,499
 09/30/09                            9,740                      8,849
 10/31/09                            9,404                      8,707
 11/30/09                            9,608                      8,923
 12/31/09                            9,715                      9,065
 01/31/10                            9,377                      8,640
 02/28/10                            9,357                      8,631
 03/31/10                           10,099                      9,187
 04/30/10                           10,120                      9,050
 05/31/10                            8,870                      8,051
 06/30/10                            8,736                      7,935
 07/31/10                            9,659                      8,668
 08/31/10                            9,254                      8,409
 09/30/10                           10,289                      9,216
 10/31/10                           10,684                      9,544
 11/30/10                           10,300                      9,140
 12/31/10                           11,397                      9,876
 01/31/11                           11,660                     10,089
 02/28/11                           12,050                     10,463
 03/31/11                           11,881                     10,253
 04/30/11                           12,482                     10,812
 05/31/11                           12,071                     10,491
 06/30/11                           11,823                     10,342
 07/31/11                           11,545                     10,171
 08/31/11                           10,519                      9,311
 09/30/11                            9,260                      8,376
 10/31/11                           10,045                      9,191
 11/30/11                            9,733                      8,766
 12/31/11                            9,464                      8,670
 01/31/12                           10,238                      9,138
 02/29/12                           10,780                      9,641
 03/31/12                           10,780                      9,570
 04/30/12                           10,514                      9,407
 05/31/12                            9,219                      8,335
 06/30/12                            9,745                      8,881
 07/31/12                            9,700                      8,991
 08/31/12                           10,038                      9,248
 09/30/12                           10,435                      9,529
 10/31/12                           10,537                      9,595
 11/30/12                           10,706                      9,797
 12/31/12                           11,253                     10,093
 01/31/13                           11,755                     10,590
 02/28/13                           11,652                     10,484
 03/31/13                           11,784                     10,567
 04/30/13                           12,218                     11,049
 05/31/13                           11,944                     10,801
 06/30/13                           11,564                     10,397
 07/31/13                           12,305                     10,950
 08/31/13                           12,213                     10,809
 09/30/13                           13,183                     11,573
 10/31/13                           13,648                     11,961
 11/30/13                           13,682                     12,034
 12/31/13                           13,989                     12,215
 01/31/14                           13,612                     11,722
 02/28/14                           14,448                     12,362
 03/31/14                           14,414                     12,306
 04/30/14                           14,555                     12,501
 05/31/14                           14,685                     12,694
 06/30/14                           14,923                     12,874
 07/31/14                           14,493                     12,645
 08/31/14                           14,553                     12,655
 09/30/14                           13,757                     12,135
 10/31/14                           13,505                     11,942
 11/30/14                           13,445                     12,089
 12/31/14                           13,112                     11,687
 01/31/15                           13,015                     11,646
 02/28/15                           13,893                     12,342
 03/31/15                           13,649                     12,135
 04/30/15                           14,356                     12,661
 05/31/15                           14,393                     12,551
 06/30/15                           14,064                     12,194
 07/31/15                           13,990                     12,387
 08/31/15                           13,186                     11,485
 09/30/15                           12,594                     10,905
 10/31/15                           13,351                     11,726
 11/30/15                           13,289                     11,539
 12/31/15                           13,112                     11,332
 01/31/16                           12,248                     10,552
 02/29/16                           12,047                     10,405
 03/31/16                           13,002                     11,111
 04/30/16                           13,429                     11,468
 05/31/16                           13,379                     11,339
 06/30/16                           12,867                     10,994
 07/31/16                           13,568                     11,535
 08/31/16                           13,670                     11,546            Past performance is not predictive of
 09/30/16                           13,972                     11,686            future performance.
 10/31/16                           13,780                     11,459            The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 3.21%       6.53%         3.98%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2016

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
   8/23/2010                $10,000                  $10,000
   8/31/2010                  9,890                    9,920
   9/30/2010                 10,980                   10,906
  10/31/2010                 11,350                   11,278
  11/30/2010                 10,850                   10,843
  12/31/2010                 11,859                   11,692
   1/31/2011                 12,122                   11,807
   2/28/2011                 12,385                   12,118
   3/31/2011                 12,311                   12,090
   4/30/2011                 12,899                   12,681
   5/31/2011                 12,433                   12,315
   6/30/2011                 12,238                   12,136
   7/31/2011                 11,920                   11,971
   8/31/2011                 10,670                   10,945
   9/30/2011                  9,314                    9,727
  10/31/2011                 10,261                   10,752
  11/30/2011                  9,880                   10,203
  12/31/2011                  9,590                   10,089
   1/31/2012                 10,422                   10,774
   2/29/2012                 10,984                   11,379
   3/31/2012                 10,811                   11,222
   4/30/2012                 10,436                   11,045
   5/31/2012                  9,177                    9,791
   6/30/2012                  9,755                   10,369
   7/31/2012                  9,703                   10,515
   8/31/2012                 10,041                   10,735
   9/30/2012                 10,475                   11,136
  10/31/2012                 10,538                   11,179
  11/30/2012                 10,687                   11,392
  12/31/2012                 11,281                   11,787
   1/31/2013                 11,720                   12,266
   2/28/2013                 11,442                   12,137
   3/31/2013                 11,460                   12,161
   4/30/2013                 11,899                   12,608
   5/31/2013                 11,696                   12,316
   6/30/2013                 11,154                   11,782
   7/31/2013                 11,796                   12,298
   8/31/2013                 11,666                   12,128
   9/30/2013                 12,556                   12,971
  10/31/2013                 13,026                   13,447
  11/30/2013                 12,993                   13,470
  12/31/2013                 13,201                   13,589
   1/31/2014                 12,652                   12,972
   2/28/2014                 13,289                   13,623
   3/31/2014                 13,361                   13,658
   4/30/2014                 13,527                   13,839
   5/31/2014                 13,760                   14,108
   6/30/2014                 13,969                   14,345
   7/31/2014                 13,778                   14,203
   8/31/2014                 13,857                   14,281
   9/30/2014                 13,101                   13,590
  10/31/2014                 12,921                   13,455
  11/30/2014                 12,864                   13,552
  12/31/2014                 12,384                   13,064
   1/31/2015                 12,293                   13,044
   2/28/2015                 13,080                   13,742
   3/31/2015                 12,783                   13,520
   4/30/2015                 13,604                   14,203
   5/31/2015                 13,490                   13,981
   6/30/2015                 13,108                   13,591
   7/31/2015                 12,774                   13,553
   8/31/2015                 11,805                   12,517
   9/30/2015                 11,128                   11,937
  10/31/2015                 11,916                   12,825
  11/30/2015                 11,696                   12,561
  12/31/2015                 11,357                   12,324
   1/31/2016                 10,526                   11,486
   2/29/2016                 10,304                   11,354
   3/31/2016                 11,258                   12,278
   4/30/2016                 11,728                   12,601
   5/31/2016                 11,399                   12,388
   6/30/2016                 11,179                   12,199
   7/31/2016                 11,763                   12,802
   8/31/2016                 12,026                   12,883
   9/30/2016                 12,182                   13,042
  10/31/2016                 12,338                   12,854                Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      INCEPTION             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                3.54%      3.75%        3.45%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2016

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
    11/1/2012         $10,000                         $10,000
   11/30/2012          10,120                          10,013
   12/31/2012          10,735                          10,417
    1/31/2013          11,157                          10,868
    2/28/2013          11,147                          10,925
    3/31/2013          11,278                          11,098
    4/30/2013          11,549                          11,398
    5/31/2013          11,298                          11,175
    6/30/2013          10,766                          10,607
    7/31/2013          11,376                          11,134
    8/31/2013          11,193                          11,038
    9/30/2013          12,191                          11,920
   10/31/2013          12,690                          12,289
   11/30/2013          12,629                          12,257
   12/31/2013          12,872                          12,472
    1/31/2014          12,497                          12,231
    2/28/2014          13,185                          12,888
    3/31/2014          13,404                          12,904
    4/30/2014          13,404                          12,883
    5/31/2014          13,633                          13,090
    6/30/2014          13,888                          13,374
    7/31/2014          13,616                          13,121
    8/31/2014          13,773                          13,215
    9/30/2014          12,908                          12,464
   10/31/2014          12,698                          12,170
   11/30/2014          12,571                          12,119
   12/31/2014          12,294                          11,969
    1/31/2015          12,219                          11,925
    2/28/2015          12,977                          12,575
    3/31/2015          12,710                          12,439
    4/30/2015          13,511                          13,182
    5/31/2015          13,489                          13,256
    6/30/2015          13,224                          12,964
    7/31/2015          12,816                          12,717
    8/31/2015          12,088                          12,007
    9/30/2015          11,599                          11,665
   10/31/2015          12,332                          12,356
   11/30/2015          12,170                          12,268
   12/31/2015          12,035                          12,280
    1/31/2016          11,171                          11,339
    2/29/2016          11,149                          11,377
    3/31/2016          12,256                          12,364
    4/30/2016          12,733                          12,710
    5/31/2016          12,408                          12,626
    6/30/2016          12,109                          12,256
    7/31/2016          12,909                          12,938
    8/31/2016          13,019                          12,907
    9/30/2016          13,305                          13,225                   Past performance is not predictive of
   10/31/2016          13,218                          12,877                   future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      7.18%           7.23%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2016

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642                Past performance is not predictive of
   9/30/2016                     10,993                   10,773                future performance.
  10/31/2016                     10,840                   10,618                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      3.58%           2.29%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2016

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               ----------------------------      -------------------------


   3/07/2012             $10,000                       $10,000
   3/31/2012              10,170                        10,307
   4/30/2012              10,050                        10,189
   5/31/2012               9,400                         9,276
   6/30/2012               9,822                         9,734
   7/31/2012               9,913                         9,867
   8/31/2012              10,175                        10,082
   9/30/2012              10,465                        10,399
  10/31/2012              10,354                        10,330
  11/30/2012              10,425                        10,462
  12/31/2012              10,644                        10,699
   1/31/2013              11,175                        11,192
   2/28/2013              11,266                        11,190
   3/31/2013              11,598                        11,395
   4/30/2013              11,843                        11,720
   5/31/2013              11,986                        11,688
   6/30/2013              11,754                        11,346
   7/31/2013              12,382                        11,890
   8/31/2013              12,053                        11,642
   9/30/2013              12,609                        12,243
  10/31/2013              13,125                        12,735
  11/30/2013              13,477                        12,916
  12/31/2013              13,786                        13,138
   1/31/2014              13,260                        12,613
   2/28/2014              13,902                        13,222
   3/31/2014              14,000                        13,281
   4/30/2014              14,074                        13,407
   5/31/2014              14,359                        13,693
   6/30/2014              14,684                        13,950
   7/31/2014              14,355                        13,781
   8/31/2014              14,726                        14,086
   9/30/2014              14,116                        13,629
  10/31/2014              14,222                        13,725
  11/30/2014              14,340                        13,954
  12/31/2014              14,128                        13,685
   1/31/2015              13,902                        13,471
   2/28/2015              14,731                        14,221
   3/31/2015              14,555                        14,001
   4/30/2015              14,944                        14,407
   5/31/2015              14,987                        14,388
   6/30/2015              14,696                        14,049
   7/31/2015              14,642                        14,171
   8/31/2015              13,729                        13,200
   9/30/2015              13,239                        12,722
  10/31/2015              14,135                        13,720
  11/30/2015              14,113                        13,607
  12/31/2015              13,780                        13,362
   1/31/2016              12,967                        12,556
   2/29/2016              12,901                        12,469
   3/31/2016              13,930                        13,393
   4/30/2016              14,140                        13,591
   5/31/2016              14,173                        13,608
   6/30/2016              14,055                        13,526
   7/31/2016              14,700                        14,109
   8/31/2016              14,789                        14,156                Past performance is not predictive of
   9/30/2016              14,929                        14,243                future performance.
  10/31/2016              14,662                        14,001                The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             AVERAGE ANNUAL          ONE             SINCE                    would pay on fund distributions or the
             TOTAL RETURN            YEAR          INCEPTION                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                     3.73%           8.58%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2016

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/14/2011                $10,000                            $10,000
 11/30/2011                  9,920                              9,873
 12/31/2011                  9,828                              9,853
  1/31/2012                 10,533                             10,426
  2/29/2012                 11,077                             10,951
  3/31/2012                 11,141                             11,024
  4/30/2012                 10,939                             10,898
  5/31/2012                  9,962                              9,921
  6/30/2012                 10,442                             10,410
  7/31/2012                 10,463                             10,553
  8/31/2012                 10,748                             10,782
  9/30/2012                 11,122                             11,122
 10/31/2012                 11,112                             11,048
 11/30/2012                 11,265                             11,189
 12/31/2012                 11,718                             11,443
  1/31/2013                 12,225                             11,970
  2/28/2013                 12,287                             11,968
  3/31/2013                 12,576                             12,187
  4/30/2013                 12,814                             12,535
  5/31/2013                 12,897                             12,501
  6/30/2013                 12,514                             12,135
  7/31/2013                 13,114                             12,716
  8/31/2013                 12,845                             12,451
  9/30/2013                 13,569                             13,094
 10/31/2013                 14,096                             13,621
 11/30/2013                 14,324                             13,813
 12/31/2013                 14,611                             14,052
  1/31/2014                 14,001                             13,490
  2/28/2014                 14,675                             14,141
  3/31/2014                 14,847                             14,204
  4/30/2014                 14,879                             14,339
  5/31/2014                 15,136                             14,644
  6/30/2014                 15,500                             14,920
  7/31/2014                 15,200                             14,739
  8/31/2014                 15,628                             15,065
  9/30/2014                 15,061                             14,576
 10/31/2014                 15,200                             14,679
 11/30/2014                 15,360                             14,924
 12/31/2014                 15,182                             14,636
  1/31/2015                 14,958                             14,408
  2/28/2015                 15,878                             15,210
  3/31/2015                 15,766                             14,974
  4/30/2015                 16,136                             15,409
  5/31/2015                 16,226                             15,388
  6/30/2015                 15,867                             15,026
  7/31/2015                 15,754                             15,157
  8/31/2015                 14,700                             14,118
  9/30/2015                 14,172                             13,606
 10/31/2015                 15,148                             14,674
 11/30/2015                 15,204                             14,553
 12/31/2015                 14,728                             14,290
  1/31/2016                 13,907                             13,429
  2/29/2016                 13,768                             13,336
  3/31/2016                 14,797                             14,324
  4/30/2016                 14,948                             14,536
  5/31/2016                 15,063                             14,554
  6/30/2016                 14,971                             14,466
  7/31/2016                 15,641                             15,090
  8/31/2016                 15,792                             15,140             Past performance is not predictive of
  9/30/2016                 15,930                             15,233             future performance.
 10/31/2016                 15,803                             14,975             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                       4.32%            9.66%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2006             $10,000                      $10,000
11/30/2006              10,637                       10,743
12/31/2006              11,065                       11,227
 1/31/2007              11,226                       11,108
 2/28/2007              11,048                       11,043
 3/31/2007              11,552                       11,481
 4/30/2007              12,284                       12,025
 5/31/2007              13,106                       12,609
 6/30/2007              13,319                       13,200
 7/31/2007              13,635                       13,897
 8/31/2007              13,396                       13,601
 9/30/2007              14,576                       15,103
10/31/2007              16,168                       16,788
11/30/2007              15,112                       15,597
12/31/2007              15,051                       15,652
 1/31/2008              13,735                       13,699
 2/29/2008              14,171                       14,710
 3/31/2008              13,728                       13,932
 4/30/2008              14,704                       15,062
 5/31/2008              14,790                       15,342
 6/30/2008              13,268                       13,811
 7/31/2008              13,091                       13,290
 8/31/2008              12,311                       12,229
 9/30/2008              10,594                       10,089
10/31/2008               7,802                        7,328
11/30/2008               7,093                        6,776
12/31/2008               7,646                        7,305
 1/31/2009               7,061                        6,833
 2/28/2009               6,598                        6,447
 3/31/2009               7,552                        7,374
 4/30/2009               8,668                        8,601
 5/31/2009              10,144                       10,071
 6/30/2009              10,055                        9,935
 7/31/2009              11,202                       11,052
 8/31/2009              11,239                       11,013
 9/30/2009              12,224                       12,012
10/31/2009              11,968                       12,027
11/30/2009              12,680                       12,544
12/31/2009              13,133                       13,039
 1/31/2010              12,414                       12,312
 2/28/2010              12,563                       12,355
 3/31/2010              13,611                       13,353
 4/30/2010              13,689                       13,514
 5/31/2010              12,412                       12,326
 6/30/2010              12,431                       12,235
 7/31/2010              13,522                       13,254
 8/31/2010              13,205                       12,997
 9/30/2010              14,703                       14,441
10/31/2010              15,144                       14,860
11/30/2010              14,801                       14,468
12/31/2010              15,998                       15,500
 1/31/2011              15,581                       15,080
 2/28/2011              15,466                       14,939
 3/31/2011              16,322                       15,818
 4/30/2011              16,891                       16,308
 5/31/2011              16,421                       15,880
 6/30/2011              16,221                       15,636
 7/31/2011              16,090                       15,567
 8/31/2011              14,783                       14,176
 9/30/2011              12,545                       12,109
10/31/2011              14,111                       13,713
11/30/2011              13,614                       12,799
12/31/2011              13,212                       12,645
 1/31/2012              14,630                       14,079
 2/29/2012              15,419                       14,922
 3/31/2012              15,013                       14,424
 4/30/2012              14,741                       14,252
 5/31/2012              13,151                       12,653
 6/30/2012              13,794                       13,142
 7/31/2012              13,906                       13,398
 8/31/2012              13,990                       13,354
 9/30/2012              14,771                       14,159
10/31/2012              14,687                       14,073
11/30/2012              14,878                       14,252
12/31/2012              15,743                       14,949
 1/31/2013              15,823                       15,155
 2/28/2013              15,635                       14,965
 3/31/2013              15,409                       14,707
 4/30/2013              15,575                       14,818
 5/31/2013              15,065                       14,438
 6/30/2013              14,117                       13,518
 7/31/2013              14,319                       13,660
 8/31/2013              13,978                       13,425
 9/30/2013              14,975                       14,298
10/31/2013              15,654                       14,993
11/30/2013              15,416                       14,774
12/31/2013              15,252                       14,560
 1/31/2014              14,189                       13,615
 2/28/2014              14,700                       14,066
 3/31/2014              15,211                       14,497
 4/30/2014              15,299                       14,546
 5/31/2014              15,816                       15,053
 6/30/2014              16,251                       15,453
 7/31/2014              16,440                       15,752
 8/31/2014              16,948                       16,107
 9/30/2014              15,696                       14,913
10/31/2014              15,863                       15,089
11/30/2014              15,702                       14,930
12/31/2014              14,991                       14,241
 1/31/2015              15,087                       14,327
 2/28/2015              15,542                       14,770
 3/31/2015              15,213                       14,560
 4/30/2015              16,225                       15,680
 5/31/2015              15,572                       15,052
 6/30/2015              15,193                       14,661
 7/31/2015              14,213                       13,645
 8/31/2015              13,036                       12,411
 9/30/2015              12,682                       12,038
10/31/2015              13,446                       12,896
11/30/2015              12,979                       12,393
12/31/2015              12,621                       12,117
 1/31/2016              12,084                       11,331
 2/29/2016              12,011                       11,312
 3/31/2016              13,595                       12,809
 4/30/2016              13,675                       12,879
 5/31/2016              13,136                       12,398
 6/30/2016              13,830                       12,894
 7/31/2016              14,539                       13,543
 8/31/2016              14,711                       13,879             Past performance is not predictive of
 9/30/2016              14,895                       14,058             future performance.
10/31/2016              14,926                       14,091             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               11.01%      1.13%      4.09%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/31/2006                  $10,000                       $10,000
11/30/2006                   10,761                        10,743
12/31/2006                   11,250                        11,227
 1/31/2007                   11,461                        11,108
 2/28/2007                   11,564                        11,043
 3/31/2007                   12,076                        11,481
 4/30/2007                   12,999                        12,025
 5/31/2007                   14,030                        12,609
 6/30/2007                   14,449                        13,200
 7/31/2007                   15,151                        13,897
 8/31/2007                   14,520                        13,601
 9/30/2007                   15,518                        15,103
10/31/2007                   16,681                        16,788
11/30/2007                   15,343                        15,597
12/31/2007                   15,526                        15,652
 1/31/2008                   13,654                        13,699
 2/29/2008                   14,049                        14,710
 3/31/2008                   13,384                        13,932
 4/30/2008                   14,202                        15,062
 5/31/2008                   14,112                        15,342
 6/30/2008                   12,486                        13,811
 7/31/2008                   12,290                        13,290
 8/31/2008                   11,548                        12,229
 9/30/2008                    9,462                        10,089
10/31/2008                    6,591                         7,328
11/30/2008                    6,188                         6,776
12/31/2008                    7,059                         7,305
 1/31/2009                    6,516                         6,833
 2/28/2009                    6,116                         6,447
 3/31/2009                    6,958                         7,374
 4/30/2009                    8,366                         8,601
 5/31/2009                   10,283                        10,071
 6/30/2009                   10,232                         9,935
 7/31/2009                   11,530                        11,052
 8/31/2009                   11,667                        11,013
 9/30/2009                   12,640                        12,012
10/31/2009                   12,625                        12,027
11/30/2009                   13,363                        12,544
12/31/2009                   14,100                        13,039
 1/31/2010                   13,475                        12,312
 2/28/2010                   13,708                        12,355
 3/31/2010                   14,878                        13,353
 4/30/2010                   15,118                        13,514
 5/31/2010                   13,592                        12,326
 6/30/2010                   13,952                        12,235
 7/31/2010                   15,232                        13,254
 8/31/2010                   15,305                        12,997
 9/30/2010                   17,159                        14,441
10/31/2010                   17,843                        14,860
11/30/2010                   17,358                        14,468
12/31/2010                   18,356                        15,500
 1/31/2011                   17,577                        15,080
 2/28/2011                   17,059                        14,939
 3/31/2011                   18,005                        15,818
 4/30/2011                   18,951                        16,308
 5/31/2011                   18,516                        15,880
 6/30/2011                   18,366                        15,636
 7/31/2011                   18,573                        15,567
 8/31/2011                   16,807                        14,176
 9/30/2011                   13,818                        12,109
10/31/2011                   15,340                        13,713
11/30/2011                   14,591                        12,799
12/31/2011                   14,203                        12,645
 1/31/2012                   15,804                        14,079
 2/29/2012                   17,095                        14,922
 3/31/2012                   16,649                        14,424
 4/30/2012                   16,250                        14,252
 5/31/2012                   14,761                        12,653
 6/30/2012                   15,326                        13,142
 7/31/2012                   15,134                        13,398
 8/31/2012                   15,527                        13,354
 9/30/2012                   16,434                        14,159
10/31/2012                   16,370                        14,073
11/30/2012                   16,652                        14,252
12/31/2012                   17,675                        14,949
 1/31/2013                   18,001                        15,155
 2/28/2013                   18,184                        14,965
 3/31/2013                   18,099                        14,707
 4/30/2013                   18,467                        14,818
 5/31/2013                   18,199                        14,438
 6/30/2013                   16,625                        13,518
 7/31/2013                   16,700                        13,660
 8/31/2013                   16,003                        13,425
 9/30/2013                   17,171                        14,298
10/31/2013                   17,830                        14,993
11/30/2013                   17,577                        14,774
12/31/2013                   17,431                        14,560
 1/31/2014                   16,685                        13,615
 2/28/2014                   17,422                        14,066
 3/31/2014                   18,020                        14,497
 4/30/2014                   18,168                        14,546
 5/31/2014                   18,783                        15,053
 6/30/2014                   19,266                        15,453
 7/31/2014                   19,310                        15,752
 8/31/2014                   19,901                        16,107
 9/30/2014                   18,910                        14,913
10/31/2014                   18,744                        15,089
11/30/2014                   18,525                        14,930
12/31/2014                   17,954                        14,241
 1/31/2015                   18,243                        14,327
 2/28/2015                   18,712                        14,770
 3/31/2015                   18,568                        14,560
 4/30/2015                   19,886                        15,680
 5/31/2015                   19,606                        15,052
 6/30/2015                   18,933                        14,661
 7/31/2015                   17,777                        13,645
 8/31/2015                   16,033                        12,411
 9/30/2015                   16,007                        12,038
10/31/2015                   16,893                        12,896
11/30/2015                   16,546                        12,393
12/31/2015                   16,393                        12,117
 1/31/2016                   15,414                        11,331
 2/29/2016                   15,349                        11,312
 3/31/2016                   17,237                        12,809
 4/30/2016                   17,668                        12,879
 5/31/2016                   16,929                        12,398
 6/30/2016                   17,865                        12,894
 7/31/2016                   18,903                        13,543
 8/31/2016                   19,016                        13,879             Past performance is not predictive of
 9/30/2016                   19,326                        14,058             future performance.
10/31/2016                   19,251                        14,091             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 13.96%       4.65%       6.77%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2               (net dividends)
                   ----------------------       ---------------------------
 1/29/2008                $10,000                          $10,000
 1/31/2008                 10,050                            9,871
 2/29/2008                 10,450                           10,599
 3/31/2008                 10,097                           10,038
 4/30/2008                 10,872                           10,853
 5/31/2008                 10,962                           11,054
 6/30/2008                  9,677                            9,952
 7/31/2008                  9,489                            9,576
 8/31/2008                  8,674                            8,811
 9/30/2008                  7,174                            7,269
10/31/2008                  4,949                            5,280
11/30/2008                  4,569                            4,882
12/31/2008                  5,120                            5,263
 1/31/2009                  4,675                            4,923
 2/28/2009                  4,262                            4,646
 3/31/2009                  5,002                            5,313
 4/30/2009                  5,996                            6,197
 5/31/2009                  7,342                            7,256
 6/30/2009                  7,241                            7,159
 7/31/2009                  8,197                            7,964
 8/31/2009                  8,265                            7,935
 9/30/2009                  9,035                            8,655
10/31/2009                  8,823                            8,666
11/30/2009                  9,388                            9,038
12/31/2009                  9,847                            9,395
 1/31/2010                  9,297                            8,871
 2/28/2010                  9,347                            8,902
 3/31/2010                 10,147                            9,621
 4/30/2010                 10,246                            9,738
 5/31/2010                  9,147                            8,881
 6/30/2010                  9,199                            8,816
 7/31/2010                 10,085                            9,550
 8/31/2010                  9,864                            9,365
 9/30/2010                 11,031                           10,405
10/31/2010                 11,444                           10,707
11/30/2010                 11,031                           10,425
12/31/2010                 11,960                           11,169
 1/31/2011                 11,583                           10,866
 2/28/2011                 11,391                           10,764
 3/31/2011                 12,043                           11,397
 4/30/2011                 12,466                           11,751
 5/31/2011                 11,990                           11,443
 6/30/2011                 11,738                           11,267
 7/31/2011                 11,639                           11,217
 8/31/2011                 10,454                           10,214
 9/30/2011                  8,577                            8,725
10/31/2011                  9,701                            9,881
11/30/2011                  9,206                            9,222
12/31/2011                  8,875                            9,111
 1/31/2012                 10,102                           10,144
 2/29/2012                 10,714                           10,752
 3/31/2012                 10,253                           10,393
 4/30/2012                  9,918                           10,269
 5/31/2012                  8,817                            9,117
 6/30/2012                  9,214                            9,469
 7/31/2012                  9,155                            9,654
 8/31/2012                  9,279                            9,622
 9/30/2012                  9,873                           10,202
10/31/2012                  9,742                           10,140
11/30/2012                  9,849                           10,269
12/31/2012                 10,564                           10,771
 1/31/2013                 10,734                           10,920
 2/28/2013                 10,550                           10,783
 3/31/2013                 10,459                           10,597
 4/30/2013                 10,547                           10,677
 5/31/2013                 10,243                           10,403
 6/30/2013                  9,377                            9,741
 7/31/2013                  9,559                            9,842
 8/31/2013                  9,356                            9,673
 9/30/2013                 10,045                           10,302
10/31/2013                 10,497                           10,803
11/30/2013                 10,242                           10,645
12/31/2013                 10,137                           10,491
 1/31/2014                  9,424                            9,810
 2/28/2014                  9,634                           10,135
 3/31/2014                 10,060                           10,446
 4/30/2014                 10,122                           10,481
 5/31/2014                 10,533                           10,847
 6/30/2014                 10,806                           11,135
 7/31/2014                 11,008                           11,350
 8/31/2014                 11,250                           11,606
 9/30/2014                 10,328                           10,746
10/31/2014                 10,313                           10,872
11/30/2014                 10,139                           10,757
12/31/2014                  9,665                           10,262
 1/31/2015                  9,586                           10,323
 2/28/2015                  9,924                           10,643
 3/31/2015                  9,643                           10,491
 4/30/2015                 10,597                           11,298
 5/31/2015                 10,123                           10,846
 6/30/2015                  9,800                           10,564
 7/31/2015                  9,012                            9,832
 8/31/2015                  8,193                            8,943
 9/30/2015                  7,917                            8,674
10/31/2015                  8,406                            9,292
11/30/2015                  8,077                            8,930
12/31/2015                  7,831                            8,731
 1/31/2016                  7,392                            8,164
 2/29/2016                  7,434                            8,151
 3/31/2016                  8,524                            9,230
 4/30/2016                  8,753                            9,280
 5/31/2016                  8,180                            8,934
 6/30/2016                  8,625                            9,291
 7/31/2016                  9,167                            9,758
 8/31/2016                  9,334                           10,001             Past performance is not predictive of
 9/30/2016                  9,463                           10,129             future performance.
10/31/2016                  9,666                           10,153             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE           FROM                would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.98%      -0.07%        -0.39%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
 10/31/2006                  $10,000                     $10,000
 11/30/2006                   10,731                      10,743
 12/31/2006                   11,107                      11,227
  1/31/2007                   11,278                      11,108
  2/28/2007                   11,341                      11,043
  3/31/2007                   11,931                      11,481
  4/30/2007                   12,882                      12,025
  5/31/2007                   13,861                      12,609
  6/30/2007                   14,254                      13,200
  7/31/2007                   14,929                      13,897
  8/31/2007                   14,448                      13,601
  9/30/2007                   15,750                      15,103
 10/31/2007                   17,478                      16,788
 11/30/2007                   16,202                      15,597
 12/31/2007                   16,177                      15,652
  1/31/2008                   14,566                      13,699
  2/29/2008                   15,148                      14,710
  3/31/2008                   14,638                      13,932
  4/30/2008                   15,767                      15,062
  5/31/2008                   15,901                      15,342
  6/30/2008                   14,052                      13,811
  7/31/2008                   13,776                      13,290
  8/31/2008                   12,596                      12,229
  9/30/2008                   10,423                      10,089
 10/31/2008                    7,186                       7,328
 11/30/2008                    6,640                       6,776
 12/31/2008                    7,451                       7,305
  1/31/2009                    6,778                       6,833
  2/28/2009                    6,202                       6,447
  3/31/2009                    7,275                       7,374
  4/30/2009                    8,706                       8,601
  5/31/2009                   10,664                      10,071
  6/30/2009                   10,533                       9,935
  7/31/2009                   11,945                      11,052
  8/31/2009                   12,034                      11,013
  9/30/2009                   13,144                      12,012
 10/31/2009                   12,833                      12,027
 11/30/2009                   13,650                      12,544
 12/31/2009                   14,327                      13,039
  1/31/2010                   13,511                      12,312
  2/28/2010                   13,616                      12,355
  3/31/2010                   14,814                      13,353
  4/30/2010                   14,910                      13,514
  5/31/2010                   13,347                      12,326
  6/30/2010                   13,430                      12,235
  7/31/2010                   14,673                      13,254
  8/31/2010                   14,407                      12,997
  9/30/2010                   16,136                      14,441
 10/31/2010                   16,689                      14,860
 11/30/2010                   16,146                      14,468
 12/31/2010                   17,487                      15,500
  1/31/2011                   16,940                      15,080
  2/28/2011                   16,655                      14,939
  3/31/2011                   17,612                      15,818
  4/30/2011                   18,241                      16,308
  5/31/2011                   17,545                      15,880
  6/30/2011                   17,185                      15,636
  7/31/2011                   17,040                      15,567
  8/31/2011                   15,310                      14,176
  9/30/2011                   12,561                      12,109
 10/31/2011                   14,212                      13,713
 11/30/2011                   13,492                      12,799
 12/31/2011                   13,007                      12,645
  1/31/2012                   14,811                      14,079
  2/29/2012                   15,713                      14,922
  3/31/2012                   15,036                      14,424
  4/30/2012                   14,545                      14,252
  5/31/2012                   12,937                      12,653
  6/30/2012                   13,522                      13,142
  7/31/2012                   13,436                      13,398
  8/31/2012                   13,623                      13,354
  9/30/2012                   14,499                      14,159
 10/31/2012                   14,311                      14,073
 11/30/2012                   14,468                      14,252
 12/31/2012                   15,526                      14,949
  1/31/2013                   15,775                      15,155
  2/28/2013                   15,510                      14,965
  3/31/2013                   15,377                      14,707
  4/30/2013                   15,513                      14,818
  5/31/2013                   15,070                      14,438
  6/30/2013                   13,801                      13,518
  7/31/2013                   14,069                      13,660
  8/31/2013                   13,770                      13,425
  9/30/2013                   14,787                      14,298
 10/31/2013                   15,457                      14,993
 11/30/2013                   15,083                      14,774
 12/31/2013                   14,935                      14,560
  1/31/2014                   13,891                      13,615
  2/28/2014                   14,199                      14,066
  3/31/2014                   14,832                      14,497
  4/30/2014                   14,930                      14,546
  5/31/2014                   15,536                      15,053
  6/30/2014                   15,941                      15,453
  7/31/2014                   16,239                      15,752
  8/31/2014                   16,602                      16,107
  9/30/2014                   15,240                      14,913
 10/31/2014                   15,224                      15,089
 11/30/2014                   14,972                      14,930
 12/31/2014                   14,276                      14,241
  1/31/2015                   14,159                      14,327
  2/28/2015                   14,664                      14,770
  3/31/2015                   14,248                      14,560
  4/30/2015                   15,667                      15,680
  5/31/2015                   14,969                      15,052
  6/30/2015                   14,492                      14,661
  7/31/2015                   13,328                      13,645
  8/31/2015                   12,119                      12,411
  9/30/2015                   11,715                      12,038
 10/31/2015                   12,443                      12,896
 11/30/2015                   11,956                      12,393
 12/31/2015                   11,596                      12,117
  1/31/2016                   10,942                      11,331
  2/29/2016                   11,010                      11,312
  3/31/2016                   12,628                      12,809
  4/30/2016                   12,970                      12,879
  5/31/2016                   12,126                      12,398
  6/30/2016                   12,790                      12,894
  7/31/2016                   13,594                      13,543
  8/31/2016                   13,841                      13,879           Past performance is not predictive of
  9/30/2016                   14,032                      14,058           future performance.
 10/31/2016                   14,338                      14,091           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                15.23%       0.18%       3.67%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/31/2006                    $10,000                      $10,000
11/30/2006                     10,692                       10,743
12/31/2006                     11,113                       11,227
 1/31/2007                     11,270                       11,108
 2/28/2007                     11,185                       11,043
 3/31/2007                     11,669                       11,481
 4/30/2007                     12,453                       12,025
 5/31/2007                     13,359                       12,609
 6/30/2007                     13,675                       13,200
 7/31/2007                     14,140                       13,897
 8/31/2007                     13,775                       13,601
 9/30/2007                     14,958                       15,103
10/31/2007                     16,513                       16,788
11/30/2007                     15,311                       15,597
12/31/2007                     15,279                       15,652
 1/31/2008                     13,783                       13,699
 2/29/2008                     14,233                       14,710
 3/31/2008                     13,716                       13,932
 4/30/2008                     14,756                       15,062
 5/31/2008                     14,822                       15,342
 6/30/2008                     13,169                       13,811
 7/31/2008                     13,030                       13,290
 8/31/2008                     12,165                       12,229
 9/30/2008                     10,258                       10,089
10/31/2008                      7,359                        7,328
11/30/2008                      6,868                        6,776
12/31/2008                      7,539                        7,305
 1/31/2009                      6,866                        6,833
 2/28/2009                      6,403                        6,447
 3/31/2009                      7,414                        7,374
 4/30/2009                      8,768                        8,601
 5/31/2009                     10,496                       10,071
 6/30/2009                     10,394                        9,935
 7/31/2009                     11,652                       11,052
 8/31/2009                     11,697                       11,013
 9/30/2009                     12,706                       12,012
10/31/2009                     12,471                       12,027
11/30/2009                     13,235                       12,544
12/31/2009                     13,840                       13,039
 1/31/2010                     13,080                       12,312
 2/28/2010                     13,225                       12,355
 3/31/2010                     14,365                       13,353
 4/30/2010                     14,502                       13,514
 5/31/2010                     13,097                       12,326
 6/30/2010                     13,207                       12,235
 7/31/2010                     14,400                       13,254
 8/31/2010                     14,209                       12,997
 9/30/2010                     15,907                       14,441
10/31/2010                     16,376                       14,860
11/30/2010                     15,938                       14,468
12/31/2010                     17,108                       15,500
 1/31/2011                     16,568                       15,080
 2/28/2011                     16,282                       14,939
 3/31/2011                     17,209                       15,818
 4/30/2011                     17,888                       16,308
 5/31/2011                     17,394                       15,880
 6/30/2011                     17,152                       15,636
 7/31/2011                     17,113                       15,567
 8/31/2011                     15,569                       14,176
 9/30/2011                     12,993                       12,109
10/31/2011                     14,642                       13,713
11/30/2011                     14,017                       12,799
12/31/2011                     13,576                       12,645
 1/31/2012                     15,175                       14,079
 2/29/2012                     16,128                       14,922
 3/31/2012                     15,624                       14,424
 4/30/2012                     15,277                       14,252
 5/31/2012                     13,671                       12,653
 6/30/2012                     14,284                       13,142
 7/31/2012                     14,292                       13,398
 8/31/2012                     14,442                       13,354
 9/30/2012                     15,265                       14,159
10/31/2012                     15,161                       14,073
11/30/2012                     15,393                       14,252
12/31/2012                     16,357                       14,949
 1/31/2013                     16,502                       15,155
 2/28/2013                     16,389                       14,965
 3/31/2013                     16,215                       14,707
 4/30/2013                     16,400                       14,818
 5/31/2013                     15,950                       14,438
 6/30/2013                     14,804                       13,518
 7/31/2013                     15,006                       13,660
 8/31/2013                     14,618                       13,425
 9/30/2013                     15,662                       14,298
10/31/2013                     16,337                       14,993
11/30/2013                     16,069                       14,774
12/31/2013                     15,926                       14,560
 1/31/2014                     14,919                       13,615
 2/28/2014                     15,459                       14,066
 3/31/2014                     16,024                       14,497
 4/30/2014                     16,139                       14,546
 5/31/2014                     16,670                       15,053
 6/30/2014                     17,104                       15,453
 7/31/2014                     17,260                       15,752
 8/31/2014                     17,794                       16,107
 9/30/2014                     16,555                       14,913
10/31/2014                     16,646                       15,089
11/30/2014                     16,472                       14,930
12/31/2014                     15,780                       14,241
 1/31/2015                     15,905                       14,327
 2/28/2015                     16,364                       14,770
 3/31/2015                     16,089                       14,560
 4/30/2015                     17,198                       15,680
 5/31/2015                     16,589                       15,052
 6/30/2015                     16,147                       14,661
 7/31/2015                     15,067                       13,645
 8/31/2015                     13,753                       12,411
 9/30/2015                     13,463                       12,038
10/31/2015                     14,234                       12,896
11/30/2015                     13,776                       12,393
12/31/2015                     13,436                       12,117
 1/31/2016                     12,813                       11,331
 2/29/2016                     12,737                       11,312
 3/31/2016                     14,411                       12,809
 4/30/2016                     14,583                       12,879
 5/31/2016                     13,958                       12,398
 6/30/2016                     14,731                       12,894
 7/31/2016                     15,541                       13,543
 8/31/2016                     15,696                       13,879           Past performance is not predictive of
 9/30/2016                     15,906                       14,058           future performance.
10/31/2016                     15,923                       14,091           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.87%       1.69%       4.76%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

           Russell 2000(R) Value Index (small-cap value
             stocks).........................................  8.81%
           Russell 2000(R) Growth Index (small-cap growth
             stocks)......................................... -0.49%
           Russell 1000(R) Value Index (large-cap value
             stocks).........................................  6.37%
           Russell 1000(R) Growth Index (large-cap growth
             stocks).........................................  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2016, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2016, the total return was 4.75% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to lower total market capitalization large company stocks, value stocks, and higher large cap profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.51% for the Portfolio and 4.26% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks of large companies, which detracted from the Portfolio's performance as mid-cap stocks underperformed.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.58% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark, as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from performance relative to the benchmark, as REITs and utilities outperformed most other sectors during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.21% for the Portfolio's Class R1 shares, 4.04% for the Portfolio's Class R2 shares, 4.29% for the Portfolio's Institutional Class shares, and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance, relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio invests in a broader market capitalization range of securities than the benchmark. This detracted from the Portfolio's performance relative to the benchmark, as stocks above the range of market capitalization held by the benchmark underperformed. The Portfolio's greater allocation than the benchmark to deep value stocks also detracted from relative performance. Within small-cap value stocks, the Portfolio's greater emphasis on stocks with higher profitability detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.68% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.47% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.28% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.89% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark, as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Within small-caps, the Portfolio excluded certain stocks with lower profitability and higher relative price, which contributed to outperformance over the benchmark. These excluded stocks generally underperformed the benchmark return during the period. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2016, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2016, total returns were 6.89% for the Portfolio, 4.96% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmark, and 4.51% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index/SM/ were the primary driver of the Portfolio's outperformance relative to the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         9.27%
        MSCI Emerging Markets Small Cap Index...         4.78%
        MSCI Emerging Markets Value Index.......         8.60%
        MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benfitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST EMERGING MARKETS BY MARKET
  CAP                                      LOCAL RETURN RETURN IN U.S. DOLLARS
  --------------------------------------   ------------ ----------------------
  China...................................     1.62%             1.54%
  Korea...................................     5.56%             5.17%
  Taiwan..................................    14.56%            17.85%
  India...................................     6.28%             3.99%
  South Africa............................    -0.92%             1.46%
  Brazil..................................    40.59%            70.69%
  Mexico..................................     8.65%            -4.51%
  Russia..................................    17.86%            18.61%
  Malaysia................................     4.44%             6.95%
  Indonesia...............................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2016

   Publicly traded global real estate investment trusts (REITs) and REIT-like securities produced positive overall returns during the period. REITs and REIT-like securities generally outperformed developed non-U.S. equity markets but underperformed U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs and REIT-like securities overall. Across larger REIT and REIT-like markets, Japan and Australia were among the stronger performers, while the U.K. had the weakest performance during the period. As measured by the S&P Global REIT Index, industrial and healthcare REITs and REIT-like securities had the largest gains, while hotel/resort and retail REITs and REIT-like securities had the weakest returns.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                     RETURN IN U.S. DOLLARS
                                                     ----------------------
    S&P Global ex U.S. REIT Index (net dividends)...         1.28%
    S&P Global REIT Index (net dividends)...........         3.89%

----------
Source: Standard and Poor's. Copyright S&P, 2016. All rights reserved.

For funds investing in non-US REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -1.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on large company stocks with relatively smaller market capitalization rather than on the broad large-cap universe contributed positively to its performance relative to the benchmark, as those stocks outperformed for the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 5,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.62% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.43% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of each Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds' greater allocation than the benchmark to micro-cap securities was the primary driver of outperformance, as micro caps generally outperformed other small-cap securities. The Master Funds generally exclude real estate investment trusts (REITs), which also contributed positively to relative performance, as REITs generally underperformed the benchmark.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.04% for the Portfolio and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark , as micro-caps generally outperformed other small-cap securities. The Master Fund's outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the overall benchmark.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 16.18% for the Portfolio and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of small- and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Master Fund's holdings of micro-cap securities, which were held at higher weight than in the benchmark, outperformed and also contributed positively to relative performance. In addition, due to differences in methodology the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Master Fund's relative performance.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -16.20% for the Portfolio and -15.89% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Master Fund's investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Master Fund's and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Master Fund.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 5.70% for the Portfolio and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Master Fund's holdings of microcap securities, held at a higher weight than in the benchmark, outperformed and contributed to performance relative to the benchmark. In addition, due to differences in methodology, the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Master Fund's holdings of these securities outperformed and contributed positively to relative performance. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to outperformance relative to the benchmark, as REITs underperformed the overall index.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2016, the Portfolio held approximately 260 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.05% for the Portfolio and 1.28% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in developed ex U.S. real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 15% in UK REITs over the one year period ended October 31, 2016. The Portfolio's exclusion of Thailand REITs, which outperformed and were included in the benchmark, detracted from the Portfolio's performance relative to the benchmark. In addition, small holdings differences in Japan, the U.K., and Australia, resulting from differences in the classification of eligible securities between the Portfolio and the benchmark, also detracted from relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2016, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2016, the Portfolio held, either directly or through the underlying portfolios, approximately 410 securities in 22 approved developed and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.87% for the Portfolio and 3.89% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 5% in UK REITs over the one year period ended October 31, 2016. The Portfolio's holdings in the U.S. outperformed those in the benchmark. Withholding tax rate differences between the Portfolio and the benchmark also contributed positively to the Portfolio's relative performance relative to the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held over 2,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.09% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on deep value stocks, while the benchmark does not. This difference had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also had a positive impact on relative outperformance as REITs underperformed the benchmark.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.21% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held approximately 4,900 securities in 41 eligible developed ex US and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.54% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Underlying Funds' emphasis on deep value stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year. The Underlying Funds' inclusion of and emphasis on small and mid-cap stocks also contributed positively to the Portfolio's performance relative to the benchmark, as those stocks outperformed for the period.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 7.18% for the Portfolio and 4.22% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks, compared to the benchmark, which is neutral with regard to value or growth stocks, had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also contributed positively to relative performance as REITs underperformed the benchmark.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.58% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large and mid-cap stocks. The Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 3.73% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which generally outperformed the benchmark, contributed to the Portfolio's performance relative to the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the benchmark to the U.S. and a higher allocation than the benchmark to emerging markets. For the period, emerging markets securities outperformed both U.S. and developed ex U.S. securities, and the Underlying Funds' country allocation contributed to the Portfolio's performance relative to the benchmark. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which outperformed, contributed to the Portfolio's relative performance. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging British pound exposure, as the British pound depreciated against the U.S. dollar.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 11.01% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by country allocation differences between the Master Fund and the benchmark. The Master Fund's lesser allocation to China contributed positively to the Portfolio's performance relative to the benchmark, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Master Fund's emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 13.96% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by size allocation differences between the Master Fund and the benchmark. The Master Fund focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps during the period, contributing to the Master Fund's outperformance relative to the benchmark. The Master Fund's lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.98% for the Portfolio's Class R2 shares, 15.23% for the Portfolio's Institutional
Class shares, and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Master Fund's relative performance. The Master Fund held a lesser allocation to China, which underperformed, and a greater allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,400 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 11.87% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of small-cap securities, particularly the lowest relative price

(deep value) small-cap securities, contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. At the country level, the Portfolio's lesser allocation to China benefited relative performance, as China underperformed. In addition, the Portfolio's greater allocation to Brazil had a positive impact on the Portfolio's relative performance, as Brazil was the strongest performer in the benchmark for the year.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2016
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,040.10    0.23%    $1.18
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.98    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.80    0.17%    $0.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.28    0.17%    $0.87

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.00    0.27%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.78    0.27%    $1.37

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,036.30    0.47%    $2.41
    Class R2 Shares................. $1,000.00 $1,035.10    0.62%    $3.17
    Institutional Class Shares...... $1,000.00 $1,036.80    0.37%    $1.89
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.77    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,022.02    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,023.28    0.37%    $1.88

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.50    0.52%    $2.66
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.52    0.52%    $2.64

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.19%    $0.97
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.18    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,039.40    0.22%    $1.13
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.03    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.53    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            05/01/16  10/31/16    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,041.40    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.28    0.37%    $1.88

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,045.90    0.52%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.52    0.52%    $2.64

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,018.40    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.23    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,011.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.73    0.28%    $1.42

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,019.00    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.23    0.38%    $1.93

INTERNATIONAL SMALL COMPANY PORTFOLIO*****
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.54%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,133.50    0.54%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,064.00    0.55%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.37    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/16  10/31/16    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  882.00    0.59%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.59%    $3.00

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.10    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.37    0.55%    $2.80

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  939.00    0.28%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.73    0.28%    $1.42

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  990.00    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.93    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.70    0.68%    $3.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.72    0.68%    $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.10    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.67    0.49%    $2.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.00    0.52%    $2.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.52    0.52%    $2.64

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.00    0.79%    $4.05
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.17    0.79%    $4.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.40    0.47%    $2.41
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.77    0.47%    $2.39

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.90    0.30%    $1.54
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.63    0.30%    $1.53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,057.20    0.35%    $1.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.38    0.35%    $1.78

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.50    0.56%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,089.60    0.71%    $3.73
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.57    0.71%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,104.40    0.81%    $4.28
 Institutional Class Shares................... $1,000.00 $1,105.50    0.56%    $2.96
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.06    0.81%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,092.00    0.61%    $3.21
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.07    0.61%    $3.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds.

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

*****The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
 U.S. Large Cap Value Portfolio................              100.0%
 Japanese Small Company Portfolio..............              100.0%
 Asia Pacific Small Company Portfolio..........              100.0%
 United Kingdom Small Company Portfolio........              100.0%
 Continental Small Company Portfolio...........              100.0%
 Emerging Markets Portfolio....................              100.0%
 Emerging Markets Small Cap Portfolio..........              100.0%
 Emerging Markets Value Portfolio..............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

                International Small Company Portfolio... 100.0%
                World ex U.S. Value Portfolio........... 100.0%
                World Core Equity Portfolio............. 100.0%
                Selectively Hedged Global Equity
                  Portfolio............................. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. LARGE CAP EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.2%
              Financials...................................  13.6%
              Health Care..................................  13.0%
              Industrials..................................  11.9%
              Information Technology.......................  21.1%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.1%
              Financials...................................  27.5%
              Health Care..................................   4.7%
              Industrials..................................  20.1%
              Information Technology.......................  14.8%
              Materials....................................   6.9%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   4.6%
              Energy.......................................  10.7%
              Financials...................................  27.3%
              Health Care..................................   4.5%
              Industrials..................................  19.1%
              Information Technology.......................  13.8%
              Materials....................................   5.7%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.0%
              Financials...................................  14.7%
              Health Care..................................  11.4%
              Industrials..................................  13.3%
              Information Technology.......................  20.0%
              Materials....................................   4.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   7.4%
              Financials...................................  17.3%
              Health Care..................................  10.7%
              Industrials..................................  14.0%
              Information Technology.......................  18.7%
              Materials....................................   4.7%
              Real Estate..................................   0.3%
              Telecommunication Services...................   3.0%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   4.8%
              Energy.......................................   7.9%
              Financials...................................  24.6%
              Health Care..................................   8.1%
              Industrials..................................  15.6%
              Information Technology.......................  15.1%
              Materials....................................   5.3%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   4.6%
              Energy.......................................   4.2%
              Financials...................................  19.8%
              Health Care..................................   8.3%
              Industrials..................................  19.1%
              Information Technology.......................  16.2%
              Materials....................................   5.8%
              Real Estate..................................   0.6%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   3.5%
              Energy.......................................   2.7%
              Financials...................................  21.8%
              Health Care..................................   9.6%
              Industrials..................................  20.8%
              Information Technology.......................  14.3%
              Materials....................................   5.6%
              Real Estate..................................   0.9%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   6.3%
              Financials...................................  20.1%
              Health Care..................................   9.6%
              Industrials..................................  14.2%
              Information Technology.......................   5.0%
              Materials....................................   9.7%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.2%
              Financials...................................  17.0%
              Health Care..................................   5.7%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  13.2%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.2%
              Real Estate..................................  99.8%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  67.4%
              Real Estate..................................  32.6%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.5%
              Energy.......................................   7.0%
              Financials...................................  18.5%
              Health Care..................................   1.7%
              Industrials..................................  23.8%
              Information Technology.......................   5.2%
              Materials....................................  19.9%
              Real Estate..................................   2.8%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.0%
              Energy.......................................   7.8%
              Financials...................................  18.0%
              Health Care..................................   4.7%
              Industrials..................................  18.9%
              Information Technology.......................   6.9%
              Materials....................................  14.8%
              Real Estate..................................   2.7%
              Telecommunication Services...................   2.0%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.6%
              Energy.......................................   5.7%
              Financials...................................  18.3%
              Health Care..................................   2.2%
              Industrials..................................  20.0%
              Information Technology.......................   7.0%
              Materials....................................  19.4%
              Real Estate..................................   4.3%
              Telecommunication Services...................   1.2%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.9%
              Financials...................................  17.9%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   8.9%
              Materials....................................  12.8%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.3%
              Financials...................................  19.9%
              Health Care..................................   3.7%
              Industrials..................................   9.6%
              Information Technology.......................  18.6%
              Materials....................................   9.9%
              Real Estate..................................   3.5%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             -------   ------
                                                              (000)
BONDS -- (83.5%)
AUSTRALIA -- (7.0%)
ANZ New Zealand International Ltd.
               1.400%, 04/27/17.............................   1,600 $ 1,601,467
Commonwealth Bank of Australia
               1.900%, 09/18/17.............................   3,250   3,266,997
##             1.375%, 09/06/18.............................   3,000   2,990,274
Westpac Banking Corp.
               1.500%, 12/01/17.............................   2,500   2,504,013
               2.250%, 07/30/18.............................   3,000   3,037,617
Other Securities............................................           2,919,569
                                                                     -----------
TOTAL AUSTRALIA.............................................          16,319,937
                                                                     -----------

CANADA -- (11.4%)
Ontario, Province of Canada
               2.000%, 09/27/18.............................   6,700   6,797,934
Quebec, Province of Canada
               4.625%, 05/14/18.............................   5,000   5,265,115
Royal Bank of Canada
               1.250%, 06/16/17.............................   2,000   2,000,960
               1.500%, 01/16/18.............................   2,000   2,003,486
Toronto-Dominion Bank (The)
               1.400%, 04/30/18.............................   3,000   3,001,851
               1.750%, 07/23/18.............................   2,000   2,010,198
Other Securities............................................           5,625,334
                                                                     -----------
TOTAL CANADA................................................          26,704,878
                                                                     -----------

DENMARK -- (2.0%)
Kommunekredit
               1.250%, 08/27/18.............................   3,300   3,305,610
Other Securities............................................           1,501,200
                                                                     -----------
TOTAL DENMARK...............................................           4,806,810
                                                                     -----------

FINLAND -- (2.8%)
Municipality Finance P.L.C.
               1.125%, 04/17/18.............................   4,500   4,500,454
Other Securities............................................           2,002,806
                                                                     -----------
TOTAL FINLAND...............................................           6,503,260
                                                                     -----------

FRANCE -- (2.0%)
BNP Paribas SA
               1.375%, 03/17/17.............................   1,800   1,801,743
Societe Generale SA
               2.750%, 10/12/17.............................   1,980   2,005,522
Other Securities............................................           1,001,024
                                                                     -----------
TOTAL FRANCE................................................           4,808,289
                                                                     -----------

GERMANY -- (11.0%)
Erste Abwicklungsanstalt
               1.000%, 10/13/17.............................   1,800   1,798,166
               1.125%, 02/12/18.............................   2,000   1,997,082

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000 $ 5,005,225
KFW
    1.000%, 09/07/18.............................   3,000   2,995,332
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................   5,500   5,489,847
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   2,999,586
    1.375%, 07/16/18.............................   2,500   2,508,507
Other Securities.................................           2,915,935
                                                          -----------
TOTAL GERMANY....................................          25,709,680
                                                          -----------

IRELAND -- (0.5%)
Other Securities.................................           1,204,738
                                                          -----------

JAPAN -- (3.9%)
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000   5,019,315
    1.550%, 07/13/18.............................   1,500   1,506,684
Other Securities.................................           2,726,816
                                                          -----------
TOTAL JAPAN......................................           9,252,815
                                                          -----------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,982,860
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   3,435   3,446,600
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,482,451
Other Securities.................................           3,839,402
                                                          -----------
TOTAL NETHERLANDS................................          15,751,313
                                                          -----------

NORWAY -- (1.2%)
Statoil ASA
    1.200%, 01/17/18.............................   2,000   1,995,908
Other Securities.................................             748,997
                                                          -----------
TOTAL NORWAY.....................................           2,744,905
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.0%)
African Development Bank
    1.625%, 10/02/18.............................   2,250   2,271,440
                                                          -----------

SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000   2,997,069
Svensk Exportkredit AB
    1.125%, 04/05/18.............................   2,430   2,430,705

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   3,000 $3,007,401
                                                          ----------
TOTAL SWEDEN.....................................          8,435,175
                                                          ----------

SWITZERLAND -- (0.9%)
Other Securities.................................          2,098,249
                                                          ----------

UNITED KINGDOM -- (3.5%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................   4,000  3,983,600
Other Securities.................................          4,117,071
                                                          ----------
TOTAL UNITED KINGDOM.............................          8,100,671
                                                          ----------

UNITED STATES -- (26.0%)
AT&T, Inc.
    2.400%, 03/15/17.............................  $1,500  1,507,641
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................   2,000  2,009,944
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   4,000  4,018,224
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492  1,510,249
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500  1,507,014
Chevron Corp.
    1.344%, 11/09/17.............................   3,200  3,206,624
    1.365%, 03/02/18.............................   1,762  1,764,867
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   5,300  5,337,243
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   3,000  3,010,707
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,721,949
NYSE Euronext
    2.000%, 10/05/17.............................   1,500  1,512,765

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      1.200%, 06/01/18......................... $ 5,000 $  5,003,205
UnitedHealth Group, Inc.
      6.000%, 06/15/17.........................   1,500    1,545,975
Other Securities...............................           27,214,231
                                                        ------------
TOTAL UNITED STATES............................           60,870,638
                                                        ------------
TOTAL BONDS....................................          195,582,798
                                                        ------------

AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
      0.750%, 01/12/18.........................   8,000    7,998,264
Federal National Mortgage Association
      1.875%, 09/18/18.........................   5,000    5,089,485
                                                        ------------
TOTAL AGENCY OBLIGATIONS.......................           13,087,749
                                                        ------------

U.S. TREASURY OBLIGATIONS -- (10.9%)
U.S. Treasury Notes
^^    0.875%, 11/15/17.........................  22,500   22,532,512
      0.875%, 01/15/18.........................   3,000    3,004,806
                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS................           25,537,318
                                                        ------------
TOTAL INVESTMENT SECURITIES....................          234,207,865
                                                        ------------

                                                SHARES
                                                ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...........      23          270
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $234,199,804)..........................          $234,208,135
                                                        ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Bonds
 Australia....................   --    $ 16,319,937   --    $ 16,319,937
 Canada.......................   --      26,704,878   --      26,704,878
 Denmark......................   --       4,806,810   --       4,806,810
 Finland......................   --       6,503,260   --       6,503,260
 France.......................   --       4,808,289   --       4,808,289
 Germany......................   --      25,709,680   --      25,709,680
 Ireland......................   --       1,204,738   --       1,204,738
 Japan........................   --       9,252,815   --       9,252,815
 Netherlands..................   --      15,751,313   --      15,751,313
 Norway.......................   --       2,744,905   --       2,744,905

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Supranational Organization
   Obligations......................       -- $  2,271,440   --    $  2,271,440
 Sweden.............................       --    8,435,175   --       8,435,175
 Switzerland........................       --    2,098,249   --       2,098,249
 United Kingdom.....................       --    8,100,671   --       8,100,671
 United States......................       --   60,870,638   --      60,870,638
Agency Obligations..................       --   13,087,749   --      13,087,749
U.S. Treasury Obligations...........       --   25,537,318   --      25,537,318
Securities Lending Collateral.......       --          270   --             270
Futures Contracts**................. $251,626           --   --         251,626
                                     -------- ------------   --    ------------
TOTAL............................... $251,626 $234,208,135   --    $234,459,761
                                     ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------     ------    ---------------
    COMMON STOCKS -- (94.5%)
    Consumer Discretionary -- (14.2%)
    *   Amazon.com, Inc...............  16,644 $ 13,145,764            1.5%
        Comcast Corp. Class A......... 135,240    8,360,537            1.0%
        Home Depot, Inc. (The)........  49,003    5,978,856            0.7%
        McDonald's Corp...............  34,541    3,888,280            0.5%
        Time Warner, Inc..............  36,139    3,216,010            0.4%
        Walt Disney Co. (The).........  67,452    6,252,126            0.7%
        Other Securities..............           86,938,994           10.2%
                                               ------------           -----
    Total Consumer Discretionary......          127,780,567           15.0%
                                               ------------           -----
    Consumer Staples -- (8.8%)
        Altria Group, Inc.............  79,821    5,277,765            0.6%
        Coca-Cola Co. (The)........... 142,593    6,045,943            0.7%
        CVS Health Corp...............  48,410    4,071,281            0.5%
        PepsiCo, Inc..................  58,593    6,281,170            0.7%
        Philip Morris International,
         Inc..........................  47,352    4,566,627            0.5%
        Procter & Gamble Co. (The).... 103,082    8,947,518            1.1%
        Wal-Mart Stores, Inc..........  86,141    6,031,593            0.7%
        Other Securities..............           37,710,466            4.5%
                                               ------------           -----
    Total Consumer Staples............           78,932,363            9.3%
                                               ------------           -----
    Energy -- (5.9%)
        Chevron Corp..................  61,119    6,402,215            0.8%
        Exxon Mobil Corp.............. 138,324   11,525,156            1.4%
        Schlumberger, Ltd.............  41,728    3,264,381            0.4%
        Other Securities..............           31,555,639            3.6%
                                               ------------           -----
    Total Energy......................           52,747,391            6.2%
                                               ------------           -----
    Financials -- (12.9%)
        Bank of America Corp.......... 267,185    4,408,553            0.5%
    *   Berkshire Hathaway, Inc.
         Class B......................  60,345    8,707,784            1.0%
        Citigroup, Inc................  75,262    3,699,127            0.4%
        JPMorgan Chase & Co........... 145,465   10,074,906            1.2%
        Wells Fargo & Co.............. 191,846    8,826,834            1.0%
        Other Securities..............           79,882,386            9.5%
                                               ------------           -----
    Total Financials..................          115,599,590           13.6%
                                               ------------           -----
    Health Care -- (12.3%)
        AbbVie, Inc...................  66,571    3,713,330            0.4%
        Amgen, Inc....................  29,359    4,144,316            0.5%
        Gilead Sciences, Inc..........  54,053    3,979,922            0.5%
        Johnson & Johnson............. 107,847   12,509,174            1.5%
        Medtronic P.L.C...............  40,674    3,336,082            0.4%
        Merck & Co., Inc.............. 119,713    7,029,547            0.8%
        Pfizer, Inc................... 292,583    9,277,807            1.1%
        UnitedHealth Group, Inc.......  37,625    5,317,541            0.6%
        Other Securities..............           60,905,220            7.1%
                                               ------------           -----
    Total Health Care.................          110,212,939           12.9%
                                               ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.2%)
      3M Co.........................................................    24,565 $  4,060,594            0.5%
      Boeing Co. (The)..............................................    23,780    3,386,985            0.4%
      General Electric Co...........................................   230,877    6,718,521            0.8%
      Honeywell International, Inc..................................    31,952    3,504,495            0.4%
      Union Pacific Corp............................................    37,430    3,300,577            0.4%
      United Parcel Service, Inc. Class B...........................    28,060    3,023,746            0.4%
      United Technologies Corp......................................    36,270    3,706,794            0.4%
      Other Securities..............................................             73,222,851            8.6%
                                                                               ------------          ------
Total Industrials...................................................            100,924,563           11.9%
                                                                               ------------          ------
Information Technology -- (19.9%)
*     Alphabet, Inc. Class A........................................     9,593    7,769,371            0.9%
*     Alphabet, Inc. Class C........................................    10,253    8,043,889            1.0%
      Apple, Inc....................................................   272,646   30,956,227            3.6%
      Cisco Systems, Inc............................................   198,197    6,080,684            0.7%
*     Facebook, Inc. Class A........................................    59,975    7,856,125            0.9%
      Intel Corp....................................................   250,249    8,726,183            1.0%
      International Business Machines Corp..........................    36,994    5,685,608            0.7%
      Mastercard, Inc. Class A......................................    39,435    4,220,334            0.5%
      Microsoft Corp................................................   268,968   16,116,563            1.9%
      Oracle Corp...................................................   121,109    4,653,008            0.6%
      QUALCOMM, Inc.................................................    57,128    3,925,836            0.5%
#     Visa, Inc. Class A............................................    58,180    4,800,432            0.6%
      Other Securities..............................................             69,767,237            8.1%
                                                                               ------------          ------
Total Information Technology........................................            178,601,497           21.0%
                                                                               ------------          ------
Materials -- (3.6%)
      Other Securities..............................................             32,740,265            3.8%
                                                                               ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              1,600,080            0.2%
                                                                               ------------          ------
Telecommunication Services -- (3.0%)
      AT&T, Inc.....................................................   347,768   12,794,385            1.5%
      Verizon Communications, Inc...................................   202,782    9,753,814            1.1%
      Other Securities..............................................              4,152,720            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................             26,700,919            3.1%
                                                                               ------------          ------
Utilities -- (2.5%)
      Other Securities..............................................             22,316,605            2.6%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            848,156,779           99.6%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  7,339            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            848,164,118
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 3,254,122    3,254,122            0.4%
                                                                               ------------          ------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund................................ 3,978,329   46,037,222            5.4%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $843,199,221).............................................             $897,455,462          105.4%
                                                                               ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary......... $127,780,567          --   --    $127,780,567
 Consumer Staples...............   78,932,363          --   --      78,932,363
 Energy.........................   52,747,391          --   --      52,747,391
 Financials.....................  115,599,590          --   --     115,599,590
 Health Care....................  110,212,939          --   --     110,212,939
 Industrials....................  100,924,563          --   --     100,924,563
 Information Technology.........  178,601,497          --   --     178,601,497
 Materials......................   32,740,265          --   --      32,740,265
 Real Estate....................    1,600,080          --   --       1,600,080
 Telecommunication Services.....   26,700,919          --   --      26,700,919
 Utilities......................   22,316,605          --   --      22,316,605
Rights/Warrants.................           -- $     7,339   --           7,339
Temporary Cash Investments......    3,254,122          --   --       3,254,122
Securities Lending Collateral...           --  46,037,222   --      46,037,222
                                 ------------ -----------   --    ------------
TOTAL........................... $851,410,901 $46,044,561   --    $897,455,462
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $17,646,269,059
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $13,161,852,368)....................................... $17,646,269,059
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (11.1%)
#   CalAtlantic Group, Inc............................   950,452 $   30,718,609            0.4%
#   Penske Automotive Group, Inc......................   670,459     30,003,040            0.4%
    PulteGroup, Inc................................... 2,619,087     48,715,018            0.6%
#*  Toll Brothers, Inc................................ 1,825,686     50,096,824            0.6%
#   Wendy's Co. (The)................................. 2,467,549     26,748,231            0.3%
    Other Securities..................................              842,546,526           10.5%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,028,828,248           12.8%
                                                                 --------------           -----
Consumer Staples -- (2.4%)
    Ingredion, Inc....................................   308,331     40,443,777            0.5%
*   Post Holdings, Inc................................   452,753     34,513,361            0.4%
    Other Securities..................................              152,404,280            1.9%
                                                                 --------------           -----
Total Consumer Staples................................              227,361,418            2.8%
                                                                 --------------           -----
Energy -- (7.0%)
#   CONSOL Energy, Inc................................ 2,053,549     34,807,656            0.4%
#   Helmerich & Payne, Inc............................   981,328     61,931,610            0.8%
#   Nabors Industries, Ltd............................ 2,649,417     31,528,062            0.4%
#   Patterson-UTI Energy, Inc......................... 1,467,463     32,988,568            0.4%
#*  Transocean, Ltd................................... 3,859,284     37,087,719            0.5%
*   WPX Energy, Inc................................... 2,495,721     27,103,530            0.3%
    Other Securities..................................              423,271,669            5.2%
                                                                 --------------           -----
Total Energy..........................................              648,718,814            8.0%
                                                                 --------------           -----
Financials -- (23.5%)
    Allied World Assurance Co. Holdings AG............   916,893     39,408,061            0.5%
    American Financial Group, Inc.....................   410,982     30,618,159            0.4%
    Assurant, Inc.....................................   690,273     55,580,782            0.7%
    Assured Guaranty, Ltd............................. 1,411,615     42,193,172            0.5%
    Axis Capital Holdings, Ltd........................   833,379     47,477,602            0.6%
    Endurance Specialty Holdings, Ltd.................   556,970     51,213,391            0.6%
#   Investors Bancorp, Inc............................ 3,372,014     41,340,892            0.5%
    Old Republic International Corp................... 1,651,907     27,851,152            0.4%
#   PacWest Bancorp................................... 1,062,252     46,091,114            0.6%
#   People's United Financial, Inc.................... 3,573,174     58,028,346            0.7%
#   Prosperity Bancshares, Inc........................   566,971     31,449,881            0.4%
    Reinsurance Group of America, Inc.................   529,505     57,112,409            0.7%
#   RenaissanceRe Holdings, Ltd.......................   413,158     51,351,408            0.6%
    Umpqua Holdings Corp.............................. 2,309,943     35,295,929            0.4%
    Validus Holdings, Ltd.............................   731,070     37,357,677            0.5%
#   WR Berkley Corp...................................   503,536     28,751,906            0.4%
#   Zions Bancorporation.............................. 2,055,260     66,199,925            0.8%
    Other Securities..................................            1,442,305,161           17.8%
                                                                 --------------           -----
Total Financials......................................            2,189,626,967           27.1%
                                                                 --------------           -----
Health Care -- (4.1%)
    Other Securities..................................              378,473,936            4.7%
                                                                 --------------           -----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------
Industrials -- (17.2%)
*     AECOM.........................................................   1,159,540 $   32,293,189            0.4%
      AGCO Corp.....................................................     894,626     45,697,496            0.6%
      Curtiss-Wright Corp...........................................     299,743     26,862,968            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     449,223     30,520,211            0.4%
*     Jacobs Engineering Group, Inc.................................   1,318,143     67,989,816            0.8%
*     Quanta Services, Inc..........................................   1,588,395     45,666,356            0.6%
      Ryder System, Inc.............................................     518,458     35,975,801            0.5%
#     Trinity Industries, Inc.......................................   1,681,931     35,909,227            0.4%
*     United Rentals, Inc...........................................     381,529     28,866,484            0.4%
      Other Securities..............................................              1,250,108,938           15.4%
                                                                                 --------------          ------
Total Industrials...................................................              1,599,890,486           19.8%
                                                                                 --------------          ------
Information Technology -- (12.7%)
*     Arrow Electronics, Inc........................................     917,670     56,087,990            0.7%
      Avnet, Inc....................................................   1,392,357     58,409,376            0.7%
#*    Cirrus Logic, Inc.............................................     580,482     31,334,418            0.4%
#*    First Solar, Inc..............................................     938,396     37,995,654            0.5%
      Ingram Micro, Inc. Class A....................................   1,355,507     50,424,860            0.6%
      Marvell Technology Group, Ltd.................................   2,895,763     37,731,792            0.5%
      Other Securities..............................................                906,143,941           11.2%
                                                                                 --------------          ------
Total Information Technology........................................              1,178,128,031           14.6%
                                                                                 --------------          ------
Materials -- (5.9%)
      Albemarle Corp................................................     447,820     37,415,361            0.5%
      Huntsman Corp.................................................   1,712,055     29,019,332            0.4%
      Reliance Steel & Aluminum Co..................................     799,232     54,971,177            0.7%
      Steel Dynamics, Inc...........................................   1,783,702     48,980,457            0.6%
      Other Securities..............................................                377,919,526            4.6%
                                                                                 --------------          ------
Total Materials.....................................................                548,305,853            6.8%
                                                                                 --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                 31,044,144            0.4%
                                                                                 --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp..................................  10,593,249     42,584,861            0.5%
      Other Securities..............................................                 60,816,043            0.8%
                                                                                 --------------          ------
Total Telecommunication Services....................................                103,400,904            1.3%
                                                                                 --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                 41,264,674            0.5%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              7,975,043,475           98.8%
                                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES.........................................              7,975,043,475
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  87,592,812     87,592,812            1.1%
                                                                                 --------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 107,201,971  1,240,541,205           15.4%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,412,322,925)...........................................               $9,303,177,492          115.3%
                                                                                 ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $1,028,828,248              --   --    $1,028,828,248
 Consumer Staples...............    227,361,418              --   --       227,361,418
 Energy.........................    648,718,814              --   --       648,718,814
 Financials.....................  2,189,620,054  $        6,913   --     2,189,626,967
 Health Care....................    378,473,936              --   --       378,473,936
 Industrials....................  1,599,890,486              --   --     1,599,890,486
 Information Technology.........  1,178,128,031              --   --     1,178,128,031
 Materials......................    548,305,853              --   --       548,305,853
 Real Estate....................     31,044,144              --   --        31,044,144
 Telecommunication Services.....    103,400,904              --   --       103,400,904
 Utilities......................     41,264,674              --   --        41,264,674
Temporary Cash Investments......     87,592,812              --   --        87,592,812
Securities Lending Collateral...             --   1,240,541,205   --     1,240,541,205
Futures Contracts**.............     (2,038,880)             --   --        (2,038,880)
                                 --------------  --------------   --    --------------
TOTAL........................... $8,060,590,494  $1,240,548,118   --    $9,301,138,612
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (11.2%)
    Aaron's, Inc...................................... 2,619,654 $   64,731,650            0.5%
#   Marriott Vacations Worldwide Corp.................   886,647     56,373,016            0.5%
    Scholastic Corp................................... 1,405,229     53,750,009            0.4%
    Other Securities..................................            1,437,550,390           11.4%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,612,405,065           12.8%
                                                                 --------------           -----
Consumer Staples -- (3.9%)
*   Darling Ingredients, Inc.......................... 5,273,808     71,723,789            0.6%
#   Fresh Del Monte Produce, Inc...................... 1,819,097    109,782,504            0.9%
#*  Post Holdings, Inc................................   729,726     55,627,013            0.4%
#*  Seaboard Corp.....................................    18,550     62,791,750            0.5%
    Other Securities..................................              266,035,208            2.1%
                                                                 --------------           -----
Total Consumer Staples................................              565,960,264            4.5%
                                                                 --------------           -----
Energy -- (9.1%)
#   Nabors Industries, Ltd............................ 6,743,367     80,246,067            0.6%
#*  Oasis Petroleum, Inc.............................. 7,099,759     74,476,472            0.6%
#   Patterson-UTI Energy, Inc......................... 5,206,407    117,040,029            0.9%
#*  PDC Energy, Inc................................... 1,354,503     83,071,669            0.7%
#   Rowan Cos. P.L.C. Class A......................... 4,670,168     61,973,129            0.5%
*   RSP Permian, Inc.................................. 2,076,424     74,958,906            0.6%
#*  WPX Energy, Inc................................... 8,320,294     90,358,393            0.7%
    Other Securities..................................              728,160,751            5.8%
                                                                 --------------           -----
Total Energy..........................................            1,310,285,416           10.4%
                                                                 --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co........ 3,022,120     54,186,612            0.4%
    Argo Group International Holdings, Ltd............ 1,114,881     61,987,384            0.5%
    Aspen Insurance Holdings, Ltd..................... 2,180,395    105,204,059            0.8%
#   Associated Banc-Corp.............................. 5,119,075    103,917,222            0.8%
    CNO Financial Group, Inc.......................... 5,075,652     76,540,832            0.6%
    Endurance Specialty Holdings, Ltd................. 1,510,269    138,869,235            1.1%
#   FNB Corp.......................................... 4,087,225     53,420,031            0.4%
#   Fulton Financial Corp............................. 5,483,715     81,707,353            0.7%
#   Hancock Holding Co................................ 2,430,305     81,536,733            0.7%
#   Hanover Insurance Group, Inc. (The)............... 1,211,123     92,275,461            0.7%
#   Iberiabank Corp................................... 1,089,503     71,525,872            0.6%
#   Kemper Corp....................................... 1,719,925     64,583,184            0.5%
    MB Financial, Inc................................. 2,019,391     73,485,638            0.6%
#   Old National Bancorp.............................. 3,911,008     57,491,818            0.5%
#   Provident Financial Services, Inc................. 2,304,932     52,298,907            0.4%
#   Selective Insurance Group, Inc.................... 1,813,049     66,992,161            0.5%
#   Washington Federal, Inc........................... 3,026,177     82,463,323            0.7%
#   Webster Financial Corp............................ 1,721,848     69,562,659            0.6%
#   Wintrust Financial Corp........................... 1,662,760     89,705,902            0.7%
    Other Securities..................................            1,872,244,452           14.8%
                                                                 --------------           -----
Total Financials......................................            3,349,998,838           26.6%
                                                                 --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc............................. 1,329,027     79,542,266            0.6%
    Other Securities..................................              478,998,709            3.8%
                                                                 --------------           -----
Total Health Care.....................................              558,540,975            4.4%
                                                                 --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (16.3%)
#     AMERCO........................................................     257,968 $    83,166,304            0.7%
#*    DigitalGlobe, Inc.............................................   2,364,203      59,341,495            0.5%
#*    Esterline Technologies Corp...................................   1,119,490      82,226,540            0.7%
#     GATX Corp.....................................................   1,668,824      73,044,426            0.6%
#     Terex Corp....................................................   2,260,148      53,972,334            0.4%
#*    WESCO International, Inc......................................   1,292,611      70,059,516            0.6%
      Other Securities..............................................               1,921,247,349           15.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,343,057,964           18.6%
                                                                                 ---------------          ------
Information Technology -- (11.8%)
*     CACI International, Inc. Class A..............................     858,360      83,990,526            0.7%
#     Convergys Corp................................................   3,815,481     111,412,045            0.9%
      MKS Instruments, Inc..........................................   1,746,536      88,112,741            0.7%
*     Sanmina Corp..................................................   2,632,783      72,796,450            0.6%
#     SYNNEX Corp...................................................   1,127,587     115,622,771            0.9%
*     Tech Data Corp................................................   1,052,415      81,057,003            0.7%
#     Vishay Intertechnology, Inc...................................   4,973,378      70,124,630            0.6%
      Other Securities..............................................               1,073,379,767            8.3%
                                                                                 ---------------          ------
Total Information Technology........................................               1,696,495,933           13.4%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Commercial Metals Co..........................................   4,211,702      66,165,838            0.5%
      Domtar Corp...................................................   2,244,104      80,675,539            0.6%
      Hecla Mining Co...............................................  11,724,548      70,230,043            0.6%
      Other Securities..............................................                 487,436,138            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 704,507,558            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  23,804,157            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                 103,486,357            0.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  23,427,929            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,291,970,456           97.5%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,291,970,456
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 283,404,183     283,404,183            2.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 155,722,809   1,802,024,349           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,171,084,667)..........................................               $14,377,398,988          114.0%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,612,405,065              --   --    $ 1,612,405,065
 Consumer Staples..................     565,960,264              --   --        565,960,264
 Energy............................   1,310,285,416              --   --      1,310,285,416
 Financials........................   3,349,986,790  $       12,048   --      3,349,998,838
 Health Care.......................     558,540,975              --   --        558,540,975
 Industrials.......................   2,343,057,964              --   --      2,343,057,964
 Information Technology............   1,696,495,933              --   --      1,696,495,933
 Materials.........................     704,507,558              --   --        704,507,558
 Real Estate.......................      23,804,157              --   --         23,804,157
 Telecommunication Services........     103,486,357              --   --        103,486,357
 Utilities.........................      23,427,929              --   --         23,427,929
Temporary Cash Investments.........     283,404,183              --   --        283,404,183
Securities Lending Collateral......              --   1,802,024,349   --      1,802,024,349
Futures Contracts**................      (3,945,888)             --   --         (3,945,888)
                                    ---------------  --------------   --    ---------------
TOTAL.............................. $12,571,416,703  $1,802,036,397   --    $14,373,453,100
                                    ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                              SHARES        VALUE+         OF NET ASSETS**
                                              ------        ------         ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc.........................   250,397 $    197,768,559               1.3%
    Comcast Corp. Class A................... 1,901,433      117,546,588               0.8%
    Home Depot, Inc. (The)..................   756,178       92,261,278               0.6%
    McDonald's Corp.........................   530,776       59,749,454               0.4%
    Starbucks Corp..........................   870,072       46,174,721               0.3%
    Time Warner, Inc........................   482,981       42,980,479               0.3%
    Walt Disney Co. (The)...................   805,208       74,634,730               0.5%
    Other Securities........................              1,657,204,270              11.1%
                                                       ----------------              -----
Total Consumer Discretionary................              2,288,320,079              15.3%
                                                       ----------------              -----
Consumer Staples -- (7.8%)
    Altria Group, Inc....................... 1,195,886       79,071,982               0.5%
    Coca-Cola Co. (The)..................... 2,096,157       88,877,057               0.6%
    CVS Health Corp.........................   645,839       54,315,060               0.4%
    PepsiCo, Inc............................   877,848       94,105,306               0.6%
    Philip Morris International, Inc........   687,129       66,266,721               0.5%
    Procter & Gamble Co. (The).............. 1,135,621       98,571,903               0.7%
    Wal-Mart Stores, Inc.................... 1,208,559       84,623,301               0.6%
    Other Securities........................                706,978,514               4.6%
                                                       ----------------              -----
Total Consumer Staples......................              1,272,809,844               8.5%
                                                       ----------------              -----
Energy -- (5.4%)
    Chevron Corp............................   976,212      102,258,207               0.7%
    Exxon Mobil Corp........................ 2,081,293      173,413,333               1.2%
    Other Securities........................                613,459,356               4.0%
                                                       ----------------              -----
Total Energy................................                889,130,896               5.9%
                                                       ----------------              -----
Financials -- (13.2%)
    Bank of America Corp.................... 4,254,770       70,203,705               0.5%
*   Berkshire Hathaway, Inc. Class B........   839,905      121,198,291               0.8%
    Citigroup, Inc.......................... 1,228,689       60,390,064               0.4%
    JPMorgan Chase & Co..................... 1,957,414      135,570,494               0.9%
    Wells Fargo & Co........................ 2,832,919      130,342,603               0.9%
    Other Securities........................              1,653,107,668              11.0%
                                                       ----------------              -----
Total Financials............................              2,170,812,825              14.5%
                                                       ----------------              -----
Health Care -- (10.3%)
    AbbVie, Inc.............................   996,807       55,601,894               0.4%
    Amgen, Inc..............................   323,892       45,720,595               0.3%
    Gilead Sciences, Inc....................   809,650       59,614,529               0.4%
    Johnson & Johnson....................... 1,195,271      138,639,483               0.9%
    Merck & Co., Inc........................ 1,202,109       70,587,840               0.5%
    Pfizer, Inc............................. 2,732,131       86,635,874               0.6%
    UnitedHealth Group, Inc.................   505,441       71,433,977               0.5%
    Other Securities........................              1,152,557,911               7.6%
                                                       ----------------              -----
Total Health Care...........................              1,680,792,103              11.2%
                                                       ----------------              -----
Industrials -- (12.0%)
    3M Co...................................   374,232       61,860,550               0.4%
#   Boeing Co. (The)........................   368,258       52,450,987               0.4%
    General Electric Co..................... 2,137,237       62,193,597               0.4%
    Lockheed Martin Corp....................   168,798       41,588,451               0.3%
    Union Pacific Corp......................   498,031       43,916,374               0.3%
    United Parcel Service, Inc. Class B.....   428,021       46,123,543               0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (Continued)
      United Technologies Corp................................     496,912 $     50,784,406               0.4%
      Other Securities........................................                1,615,098,714              10.7%
                                                                           ----------------             ------
Total Industrials.............................................                1,974,016,622              13.2%
                                                                           ----------------             ------
Information Technology -- (18.1%)
      Accenture P.L.C. Class A................................     364,757       42,399,354               0.3%
*     Alphabet, Inc. Class A..................................      96,373       78,052,493               0.5%
*     Alphabet, Inc. Class C..................................     101,097       79,314,640               0.5%
      Apple, Inc..............................................   3,494,715      396,789,941               2.7%
      Cisco Systems, Inc......................................   3,096,820       95,010,438               0.6%
*     Facebook, Inc. Class A..................................     724,263       94,871,210               0.6%
      Intel Corp..............................................   3,555,626      123,984,679               0.8%
#     International Business Machines Corp....................     550,964       84,677,657               0.6%
      Mastercard, Inc. Class A................................     586,074       62,721,639               0.4%
      Microsoft Corp..........................................   3,909,747      234,272,040               1.6%
      Oracle Corp.............................................   1,433,762       55,085,136               0.4%
      QUALCOMM, Inc...........................................     905,277       62,210,635               0.4%
#     Visa, Inc. Class A......................................     980,278       80,882,738               0.6%
      Other Securities........................................                1,467,222,979               9.8%
                                                                           ----------------             ------
Total Information Technology..................................                2,957,495,579              19.8%
                                                                           ----------------             ------
Materials -- (4.1%)
      Other Securities........................................                  665,729,324               4.5%
                                                                           ----------------             ------
Real Estate -- (0.2%)
      Other Securities........................................                   36,928,080               0.3%
                                                                           ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc...............................................   4,867,797      179,086,252               1.2%
      Verizon Communications, Inc.............................   2,600,726      125,094,921               0.9%
      Other Securities........................................                   89,185,801               0.5%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  393,366,974               2.6%
                                                                           ----------------             ------
Utilities -- (2.8%)
      Other Securities........................................                  466,182,552               3.1%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               14,795,584,878              98.9%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      288,782               0.0%
                                                                           ----------------             ------

                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                 (000)
BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities........................................                          486               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               14,795,874,146
                                                                           ----------------

                                                                 SHARES
                                                                 ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 164,854,069      164,854,069               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund.......................... 122,384,250    1,416,230,536               9.5%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,906,896,966)....................................               $ 16,376,958,751             109.5%
                                                                           ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,288,319,629  $          450   --    $ 2,288,320,079
 Consumer Staples...............   1,272,809,844              --   --      1,272,809,844
 Energy.........................     889,130,896              --   --        889,130,896
 Financials.....................   2,170,812,811              14   --      2,170,812,825
 Health Care....................   1,680,792,103              --   --      1,680,792,103
 Industrials....................   1,974,016,622              --   --      1,974,016,622
 Information Technology.........   2,957,495,579              --   --      2,957,495,579
 Materials......................     665,729,324              --   --        665,729,324
 Real Estate....................      36,928,080              --   --         36,928,080
 Telecommunication Services.....     393,366,974              --   --        393,366,974
 Utilities......................     466,182,552              --   --        466,182,552
Rights/Warrants.................              --         288,782   --            288,782
Bonds
 Financials.....................              --             486   --                486
Temporary Cash Investments......     164,854,069              --   --        164,854,069
Securities Lending Collateral...              --   1,416,230,536   --      1,416,230,536
Futures Contracts**.............      (3,223,874)             --   --         (3,223,874)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $14,957,214,609  $1,416,520,268   --    $16,373,734,877
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                            SHARES        VALUE+         OF NET ASSETS**
                                            ------        ------         ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.8%)
*   Amazon.com, Inc.......................    92,798 $     73,293,716               0.4%
    Comcast Corp. Class A................. 2,688,214      166,185,389               1.0%
    Ford Motor Co......................... 4,094,278       48,066,824               0.3%
    General Motors Co..................... 1,628,062       51,446,759               0.3%
    Time Warner, Inc......................   819,384       72,916,982               0.4%
    Walt Disney Co. (The).................   797,924       73,959,576               0.4%
    Other Securities......................              1,912,343,860              11.4%
                                                     ----------------              -----
Total Consumer Discretionary..............              2,398,213,106              14.2%
                                                     ----------------              -----
Consumer Staples -- (6.5%)
    Coca-Cola Co. (The)................... 1,116,947       47,358,553               0.3%
    CVS Health Corp.......................   951,257       80,000,714               0.5%
    Mondelez International, Inc. Class A.. 1,063,522       47,794,679               0.3%
    PepsiCo, Inc..........................   441,915       47,373,288               0.3%
    Procter & Gamble Co. (The)............ 1,378,860      119,685,048               0.7%
    Wal-Mart Stores, Inc.................. 1,736,979      121,623,270               0.7%
    Walgreens Boots Alliance, Inc.........   601,602       49,770,533               0.3%
    Other Securities......................                704,946,070               4.1%
                                                     ----------------              -----
Total Consumer Staples....................              1,218,552,155               7.2%
                                                     ----------------              -----
Energy -- (6.6%)
    Chevron Corp..........................   903,415       94,632,721               0.6%
    Exxon Mobil Corp...................... 3,452,202      287,637,471               1.7%
    Schlumberger, Ltd.....................   707,001       55,308,688               0.3%
    Other Securities......................                792,436,584               4.7%
                                                     ----------------              -----
Total Energy..............................              1,230,015,464               7.3%
                                                     ----------------              -----
Financials -- (15.4%)
    American Express Co...................   891,891       59,239,400               0.4%
    Bank of America Corp.................. 4,757,621       78,500,746               0.5%
*   Berkshire Hathaway, Inc. Class B......   418,047       60,324,182               0.4%
    Citigroup, Inc........................ 1,387,754       68,208,109               0.4%
    JPMorgan Chase & Co................... 2,648,420      183,429,569               1.1%
    U.S. Bancorp.......................... 1,202,817       53,838,089               0.3%
    Wells Fargo & Co...................... 4,176,562      192,163,618               1.1%
    Other Securities......................              2,186,100,062              12.9%
                                                     ----------------              -----
Total Financials..........................              2,881,803,775              17.1%
                                                     ----------------              -----
Health Care -- (9.6%)
    Abbott Laboratories...................   977,224       38,346,270               0.2%
    Amgen, Inc............................   302,107       42,645,424               0.3%
*   Express Scripts Holding Co............   708,012       47,720,009               0.3%
    Johnson & Johnson..................... 1,146,077      132,933,471               0.8%
    Medtronic P.L.C.......................   632,272       51,858,949               0.3%
    Merck & Co., Inc...................... 1,166,009       68,468,048               0.4%
    Pfizer, Inc........................... 4,006,194      127,036,412               0.8%
    Thermo Fisher Scientific, Inc.........   263,037       38,674,330               0.2%
    UnitedHealth Group, Inc...............   576,403       81,463,036               0.5%
    Other Securities......................              1,159,142,075               6.8%
                                                     ----------------              -----
Total Health Care.........................              1,788,288,024              10.6%
                                                     ----------------              -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                        SHARES        VALUE+         OF NET ASSETS**
                                        ------        ------         ---------------
 Industrials -- (12.4%)
      FedEx Corp......................   216,896 $     37,809,311               0.2%
      General Electric Co............. 2,865,545       83,387,360               0.5%
      Union Pacific Corp..............   697,153       61,474,952               0.4%
      United Technologies Corp........   668,943       68,365,975               0.4%
      Other Securities................              2,076,061,696              12.3%
                                                 ----------------              -----
 Total Industrials....................              2,327,099,294              13.8%
                                                 ----------------              -----
 Information Technology -- (16.7%)
 *    Alphabet, Inc. Class A..........    92,515       74,927,898               0.5%
 *    Alphabet, Inc. Class C..........    97,000       76,100,380               0.5%
      Apple, Inc...................... 3,310,342      375,856,231               2.2%
      Cisco Systems, Inc.............. 4,466,540      137,033,447               0.8%
 *    Facebook, Inc. Class A..........   369,031       48,339,371               0.3%
      Hewlett Packard Enterprise Co... 1,807,285       40,609,694               0.3%
      Intel Corp...................... 5,141,165      179,272,424               1.1%
      Microsoft Corp.................. 3,539,615      212,093,731               1.3%
      Oracle Corp..................... 1,315,382       50,536,976               0.3%
      QUALCOMM, Inc................... 1,310,728       90,073,228               0.5%
 #    Visa, Inc. Class A..............   547,188       45,148,482               0.3%
      Other Securities................              1,784,149,765              10.4%
                                                 ----------------              -----
 Total Information Technology.........              3,114,141,627              18.5%
                                                 ----------------              -----
 Materials -- (4.2%)
      Dow Chemical Co. (The)..........   878,752       47,285,645               0.3%
      Other Securities................                742,321,499               4.4%
                                                 ----------------              -----
 Total Materials......................                789,607,144               4.7%
                                                 ----------------              -----
 Real Estate -- (0.3%)
      Other Securities................                 54,654,832               0.3%
                                                 ----------------              -----
 Telecommunication Services -- (2.7%)
      AT&T, Inc....................... 7,348,948      270,367,797               1.6%
      Verizon Communications, Inc..... 2,287,031      110,006,191               0.7%
      Other Securities................                121,517,343               0.7%
                                                 ----------------              -----
 Total Telecommunication Services.....                501,891,331               3.0%
                                                 ----------------              -----
 Utilities -- (1.9%)
      Other Securities................                359,606,647               2.2%
                                                 ----------------              -----
 TOTAL COMMON STOCKS..................             16,663,873,399              98.9%
                                                 ----------------              -----

 RIGHTS/WARRANTS -- (0.0%)
      Other Securities................                    316,401               0.0%
                                                 ----------------              -----

                                         FACE
                                        AMOUNT
                                        ------
                                        (000)
 BONDS -- (0.0%)
 Financials -- (0.0%)
      Other Securities................                      1,134               0.0%
                                                 ----------------              -----
 TOTAL INVESTMENT SECURITIES..........             16,664,190,934
                                                 ----------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 183,777,496 $    183,777,496               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund.......................... 161,181,286    1,865,189,843              11.1%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,482,818,245)....................................               $ 18,713,158,273             111.1%
                                                                           ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,398,212,074  $        1,032   --    $ 2,398,213,106
 Consumer Staples...............   1,218,552,155              --   --      1,218,552,155
 Energy.........................   1,230,015,464              --   --      1,230,015,464
 Financials.....................   2,881,802,054           1,721   --      2,881,803,775
 Health Care....................   1,788,288,024              --   --      1,788,288,024
 Industrials....................   2,327,099,294              --   --      2,327,099,294
 Information Technology.........   3,114,141,627              --   --      3,114,141,627
 Materials......................     789,607,144              --   --        789,607,144
 Real Estate....................      54,654,832              --   --         54,654,832
 Telecommunication Services.....     501,891,331              --   --        501,891,331
 Utilities......................     359,606,647              --   --        359,606,647
Rights/Warrants.................              --         316,401   --            316,401
Bonds
 Financials.....................              --           1,134   --              1,134
Temporary Cash Investments......     183,777,496              --   --        183,777,496
Securities Lending Collateral...              --   1,865,189,843   --      1,865,189,843
Futures Contracts**.............      (3,629,644)             --   --         (3,629,644)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $16,844,018,498  $1,865,510,131   --    $18,709,528,629
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                            ------      ------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (12.4%)
*   Charter Communications, Inc. Class A..    37,711 $  9,423,602            0.3%
    Comcast Corp. Class A.................   467,989   28,931,080            0.8%
    Ford Motor Co.........................   829,745    9,741,206            0.3%
    General Motors Co.....................   339,484   10,727,694            0.3%
    Time Warner, Inc......................    94,912    8,446,219            0.2%
    Walt Disney Co. (The).................   118,253   10,960,871            0.3%
    Other Securities......................            459,291,025           11.9%
                                                     ------------           -----
Total Consumer Discretionary..............            537,521,697           14.1%
                                                     ------------           -----
Consumer Staples -- (4.2%)
    CVS Health Corp.......................   102,304    8,603,766            0.2%
    JM Smucker Co. (The)..................    60,483    7,942,023            0.2%
    Procter & Gamble Co. (The)............    99,988    8,678,958            0.2%
    Wal-Mart Stores, Inc..................   179,784   12,588,476            0.3%
    Other Securities......................            144,905,623            3.9%
                                                     ------------           -----
Total Consumer Staples....................            182,718,846            4.8%
                                                     ------------           -----
Energy -- (6.9%)
    Chevron Corp..........................   222,498   23,306,665            0.6%
    Exxon Mobil Corp......................   465,409   38,777,878            1.0%
    Tesoro Corp...........................   121,066   10,286,978            0.3%
    Valero Energy Corp....................   125,201    7,416,907            0.2%
    Other Securities......................            218,565,840            5.7%
                                                     ------------           -----
Total Energy..............................            298,354,268            7.8%
                                                     ------------           -----
Financials -- (21.5%)
    American International Group, Inc.....   128,798    7,946,837            0.2%
    Bank of America Corp.................. 1,204,998   19,882,467            0.5%
    Chubb, Ltd............................    58,676    7,451,852            0.2%
    Citigroup, Inc........................   347,253   17,067,485            0.5%
    Endurance Specialty Holdings, Ltd.....    95,353    8,767,708            0.2%
    Fifth Third Bancorp...................   403,189    8,773,393            0.2%
    Goldman Sachs Group, Inc. (The).......    44,550    7,940,592            0.2%
    Huntington Bancshares, Inc............   748,332    7,932,319            0.2%
    JPMorgan Chase & Co...................   550,713   38,142,382            1.0%
    KeyCorp...............................   521,658    7,365,811            0.2%
    Principal Financial Group, Inc........   157,281    8,587,543            0.2%
    Travelers Cos., Inc. (The)............    66,684    7,213,875            0.2%
    Wells Fargo & Co......................   913,280   42,020,013            1.1%
    Other Securities......................            743,387,298           19.5%
                                                     ------------           -----
Total Financials..........................            932,479,575           24.4%
                                                     ------------           -----
Health Care -- (7.1%)
*   Allergan P.L.C........................    38,459    8,035,623            0.2%
    Johnson & Johnson.....................    98,222   11,392,770            0.3%
    Merck & Co., Inc......................   149,737    8,792,557            0.2%
    Pfizer, Inc...........................   459,005   14,555,049            0.4%
    UnitedHealth Group, Inc...............    69,193    9,779,047            0.3%
    Other Securities......................            254,811,203            6.6%
                                                     ------------           -----
Total Health Care.........................            307,366,249            8.0%
                                                     ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
   Industrials -- (13.7%)
         General Electric Co............   299,460 $    8,714,286            0.2%
         Union Pacific Corp.............    79,133      6,977,948            0.2%
   *     United Rentals, Inc............   117,421      8,884,073            0.2%
         United Technologies Corp.......    74,891      7,653,860            0.2%
         Other Securities...............              559,426,056           14.7%
                                                   --------------           -----
   Total Industrials....................              591,656,223           15.5%
                                                   --------------           -----
   Information Technology -- (13.2%)
   *     Alphabet, Inc. Class A.........     9,286      7,520,731            0.2%
   *     Alphabet, Inc. Class C.........     9,743      7,643,773            0.2%
         Apple, Inc.....................   329,973     37,465,134            1.0%
         Cisco Systems, Inc.............   479,871     14,722,442            0.4%
         Intel Corp.....................   578,019     20,155,523            0.5%
   *     Micron Technology, Inc.........   650,355     11,160,092            0.3%
         Microsoft Corp.................   278,222     16,671,062            0.4%
         QUALCOMM, Inc..................   140,266      9,639,080            0.3%
   #     Visa, Inc. Class A.............   116,012      9,572,150            0.3%
         Other Securities...............              438,055,756           11.4%
                                                   --------------           -----
   Total Information Technology.........              572,605,743           15.0%
                                                   --------------           -----
   Materials -- (4.6%)
         Newmont Mining Corp............   252,066      9,336,525            0.3%
         Other Securities...............              191,048,264            4.9%
                                                   --------------           -----
   Total Materials......................              200,384,789            5.2%
                                                   --------------           -----
   Real Estate -- (0.4%)
         Other Securities...............               16,384,164            0.4%
                                                   --------------           -----
   Telecommunication Services -- (2.3%)
         AT&T, Inc...................... 1,215,522     44,719,054            1.2%
   #     CenturyLink, Inc...............   526,869     14,004,178            0.4%
         Verizon Communications, Inc....   259,639     12,488,636            0.3%
         Other Securities...............               30,610,456            0.8%
                                                   --------------           -----
   Total Telecommunication Services.....              101,822,324            2.7%
                                                   --------------           -----
   Utilities -- (1.1%)
         UGI Corp.......................   157,006      7,267,808            0.2%
         Other Securities...............               38,789,597            1.0%
                                                   --------------           -----
   Total Utilities......................               46,057,405            1.2%
                                                   --------------           -----
   TOTAL COMMON STOCKS..................            3,787,351,283           99.1%
                                                   --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
         Other Securities...............                   61,431            0.0%
                                                   --------------           -----

                                           FACE
                                          AMOUNT
                                          ------
                                          (000)
   BONDS -- (0.0%)
   Financials -- (0.0%)
         Other Securities...............                      249            0.0%
                                                   --------------           -----
   TOTAL INVESTMENT SECURITIES..........            3,787,412,963
                                                   --------------


U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 37,303,788 $   37,303,788            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 44,015,065    509,342,336           13.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,439,212,409)...........................................              $4,334,059,087          113.4%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  537,521,697            --   --    $  537,521,697
 Consumer Staples...............    182,718,846            --   --       182,718,846
 Energy.........................    298,354,268            --   --       298,354,268
 Financials.....................    932,479,561  $         14   --       932,479,575
 Health Care....................    307,366,249            --   --       307,366,249
 Industrials....................    591,656,223            --   --       591,656,223
 Information Technology.........    572,605,743            --   --       572,605,743
 Materials......................    200,384,789            --   --       200,384,789
 Real Estate....................     16,384,164            --   --        16,384,164
 Telecommunication Services.....    101,822,324            --   --       101,822,324
 Utilities......................     46,057,405            --   --        46,057,405
Rights/Warrants.................             --        61,431   --            61,431
Bonds
 Financials.....................             --           249   --               249
Temporary Cash Investments......     37,303,788            --   --        37,303,788
Securities Lending Collateral...             --   509,342,336   --       509,342,336
Futures Contracts**.............       (834,976)           --   --          (834,976)
                                 --------------  ------------   --    --------------
TOTAL........................... $3,823,820,081  $509,404,030   --    $4,333,224,111
                                 ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (82.5%)
Consumer Discretionary -- (13.2%)
#   Brinker International, Inc........................   617,456 $   30,403,533            0.2%
    Jack in the Box, Inc..............................   357,108     33,471,733            0.3%
*   Murphy USA, Inc...................................   419,540     28,855,961            0.2%
#   Papa John's International, Inc....................   393,634     29,699,685            0.2%
#*  Tenneco, Inc......................................   550,288     30,304,360            0.2%
#   Texas Roadhouse, Inc..............................   698,310     28,295,521            0.2%
    Thor Industries, Inc..............................   471,347     37,382,531            0.3%
#   Wendy's Co. (The)................................. 2,782,938     30,167,048            0.2%
    Other Securities..................................            1,799,231,492           14.0%
                                                                 --------------           -----
Total Consumer Discretionary..........................            2,047,811,864           15.8%
                                                                 --------------           -----
Consumer Staples -- (3.8%)
#   Snyder's-Lance, Inc...............................   822,391     29,252,448            0.2%
    Other Securities..................................              557,877,990            4.3%
                                                                 --------------           -----
Total Consumer Staples................................              587,130,438            4.5%
                                                                 --------------           -----
Energy -- (3.5%)
*   Parsley Energy, Inc. Class A...................... 1,036,429     34,098,514            0.3%
#   Patterson-UTI Energy, Inc......................... 1,368,035     30,753,427            0.2%
#   Superior Energy Services, Inc..................... 2,025,077     28,675,090            0.2%
    Other Securities..................................              452,526,393            3.5%
                                                                 --------------           -----
Total Energy..........................................              546,053,424            4.2%
                                                                 --------------           -----
Financials -- (16.3%)
#   Associated Banc-Corp.............................. 1,454,729     29,530,999            0.2%
#   Bank of Hawaii Corp...............................   422,076     31,719,011            0.2%
#   FNB Corp.......................................... 2,174,721     28,423,603            0.2%
    MarketAxess Holdings, Inc.........................   232,513     35,053,660            0.3%
#   Mercury General Corp..............................   537,758     29,291,678            0.2%
#   Primerica, Inc....................................   604,825     33,083,927            0.3%
    PrivateBancorp, Inc...............................   716,638     32,420,703            0.3%
    ProAssurance Corp.................................   573,835     30,585,405            0.2%
#*  Texas Capital Bancshares, Inc.....................   519,188     30,787,848            0.2%
#   UMB Financial Corp................................   504,045     31,275,992            0.2%
#   United Bankshares, Inc............................   780,243     29,415,161            0.2%
    Other Securities..................................            2,192,611,155           17.0%
                                                                 --------------           -----
Total Financials......................................            2,534,199,142           19.5%
                                                                 --------------           -----
Health Care -- (6.8%)
    Cantel Medical Corp...............................   414,757     29,543,141            0.2%
#*  Integra LifeSciences Holdings Corp................   391,182     31,102,881            0.2%
#*  NuVasive, Inc.....................................   483,734     28,893,432            0.2%
    Other Securities..................................              974,356,810            7.6%
                                                                 --------------           -----
Total Health Care.....................................            1,063,896,264            8.2%
                                                                 --------------           -----
Industrials -- (15.8%)
#   CLARCOR, Inc......................................   480,948     29,919,775            0.2%
    EMCOR Group, Inc..................................   543,968     32,888,305            0.3%
    EnerSys...........................................   439,795     28,643,848            0.2%
#   Landstar System, Inc..............................   405,580     28,857,017            0.2%
#   Valmont Industries, Inc...........................   241,944     30,956,735            0.2%
    Other Securities..................................            2,303,425,786           17.8%
                                                                 --------------           -----
Total Industrials.....................................            2,454,691,466           18.9%
                                                                 --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Information Technology -- (13.4%)
*     Cirrus Logic, Inc.............................................     640,150 $    34,555,297            0.3%
*     Coherent, Inc.................................................     280,344      29,189,417            0.2%
      Fair Isaac Corp...............................................     241,729      29,171,856            0.2%
#*    Finisar Corp..................................................   1,068,758      29,262,594            0.2%
*     Integrated Device Technology, Inc.............................   1,375,469      28,485,963            0.2%
      Intersil Corp. Class A........................................   1,298,168      28,663,549            0.2%
      Littelfuse, Inc...............................................     214,417      29,911,171            0.2%
      Mentor Graphics Corp..........................................   1,218,313      35,209,246            0.3%
#*    Paycom Software, Inc..........................................     565,608      29,258,902            0.2%
      Science Applications International Corp.......................     441,505      30,424,110            0.2%
      Other Securities..............................................               1,773,252,649           13.8%
                                                                                 ---------------          ------
Total Information Technology........................................               2,077,384,754           16.0%
                                                                                 ---------------          ------
Materials -- (4.8%)
      Hecla Mining Co...............................................   5,071,896      30,380,657            0.2%
*     Louisiana-Pacific Corp........................................   1,673,693      30,712,267            0.2%
      Sensient Technologies Corp....................................     410,208      30,564,598            0.2%
#     United States Steel Corp......................................   2,199,218      42,532,876            0.3%
      Worthington Industries, Inc...................................     635,344      29,861,168            0.2%
      Other Securities..............................................                 580,757,928            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................                 744,809,494            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  76,852,267            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 123,052,617            1.0%
                                                                                 ---------------          ------
Utilities -- (3.6%)
      ALLETE, Inc...................................................     482,475      29,570,893            0.2%
#     Black Hills Corp..............................................     507,714      31,402,111            0.2%
      Portland General Electric Co..................................     690,542      30,135,253            0.2%
      Southwest Gas Corp............................................     436,198      31,606,907            0.3%
      Other Securities..............................................                 446,178,138            3.5%
                                                                                 ---------------          ------
Total Utilities.....................................................                 568,893,302            4.4%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,824,775,032           98.8%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                          20            0.0%
                                                                                 ---------------          ------

                                                                        FACE
                                                                       AMOUNT
                                                                       ------
                                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities..............................................                       2,106            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,824,777,158
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 159,359,591     159,359,591            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@  DFA Short Term Investment Fund................................ 221,707,965   2,565,604,574           19.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,461,178,185)..........................................               $15,549,741,323          119.8%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,047,809,164  $        2,700   --    $ 2,047,811,864
 Consumer Staples...............     587,130,438              --   --        587,130,438
 Energy.........................     546,048,955           4,469   --        546,053,424
 Financials.....................   2,534,173,706          25,436   --      2,534,199,142
 Health Care....................   1,063,896,264              --   --      1,063,896,264
 Industrials....................   2,454,691,466              --   --      2,454,691,466
 Information Technology.........   2,077,384,754              --   --      2,077,384,754
 Materials......................     744,809,494              --   --        744,809,494
 Real Estate....................      76,852,267              --   --         76,852,267
 Telecommunication Services.....     123,052,617              --   --        123,052,617
 Utilities......................     568,893,302              --   --        568,893,302
Rights/Warrants.................              --              20   --                 20
Bonds
 Financials.....................              --           2,106   --              2,106
Temporary Cash Investments......     159,359,591              --   --        159,359,591
Securities Lending Collateral...              --   2,565,604,574   --      2,565,604,574
Futures Contracts**.............      (4,289,881)             --   --         (4,289,881)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $12,979,812,137  $2,565,639,305   --    $15,545,451,442
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (14.0%)
*   American Axle & Manufacturing Holdings, Inc..   801,076 $   14,355,282            0.3%
#   Children's Place, Inc. (The).................   197,911     15,031,340            0.3%
#*  iRobot Corp..................................   256,033     12,980,873            0.3%
    La-Z-Boy, Inc................................   582,277     13,625,282            0.3%
#   Nexstar Broadcasting Group, Inc. Class A.....   270,654     13,207,915            0.3%
#*  Popeyes Louisiana Kitchen, Inc...............   268,854     14,351,427            0.3%
#*  Smith & Wesson Holding Corp..................   524,678     13,867,240            0.3%
#   Sonic Corp...................................   598,492     13,711,452            0.3%
    Standard Motor Products, Inc.................   256,836     12,559,280            0.3%
    Other Securities.............................              700,845,778           13.4%
                                                            --------------           -----
Total Consumer Discretionary.....................              824,535,869           16.1%
                                                            --------------           -----
Consumer Staples -- (3.0%)
#   WD-40 Co.....................................   145,060     15,467,022            0.3%
    Other Securities.............................              163,581,879            3.2%
                                                            --------------           -----
Total Consumer Staples...........................              179,048,901            3.5%
                                                            --------------           -----
Energy -- (2.3%)
    Other Securities.............................              133,958,199            2.6%
                                                            --------------           -----
Financials -- (18.7%)
#*  BofI Holding, Inc............................   689,616     12,847,546            0.3%
#   Columbia Banking System, Inc.................   385,842     12,740,503            0.3%
#   Community Bank System, Inc...................   265,690     12,516,656            0.3%
    FBL Financial Group, Inc. Class A............   265,072     16,779,058            0.3%
    First Midwest Bancorp, Inc...................   753,336     14,546,918            0.3%
    FirstCash, Inc...............................   343,499     16,213,153            0.3%
    Horace Mann Educators Corp...................   408,077     14,670,368            0.3%
    Independent Bank Corp........................   230,864     12,732,150            0.3%
#   LegacyTexas Financial Group, Inc.............   475,476     16,266,034            0.3%
#   Northwest Bancshares, Inc....................   947,369     14,911,588            0.3%
    Other Securities.............................              956,160,755           18.5%
                                                            --------------           -----
Total Financials.................................            1,100,384,729           21.5%
                                                            --------------           -----
Health Care -- (8.2%)
#*  Cambrex Corp.................................   340,394     13,717,878            0.3%
#*  ICU Medical, Inc.............................   113,977     15,876,996            0.3%
*   Natus Medical, Inc...........................   355,299     13,981,016            0.3%
*   Omnicell, Inc................................   388,890     12,687,536            0.3%
    Other Securities.............................              425,847,551            8.2%
                                                            --------------           -----
Total Health Care................................              482,110,977            9.4%
                                                            --------------           -----
Industrials -- (17.8%)
#   AAON, Inc....................................   563,173     16,867,031            0.3%
    Exponent, Inc................................   266,014     15,229,301            0.3%
    Forward Air Corp.............................   308,222     12,735,733            0.3%
    G&K Services, Inc. Class A...................   178,867     16,938,705            0.3%
    Insperity, Inc...............................   230,702     17,348,790            0.3%
    John Bean Technologies Corp..................   209,011     16,689,528            0.3%
*   MRC Global, Inc..............................   966,521     14,246,520            0.3%
    Mueller Water Products, Inc. Class A......... 1,171,951     14,438,436            0.3%
#*  Trex Co., Inc................................   299,194     16,099,629            0.3%
    Other Securities.............................              907,722,426           17.7%
                                                            --------------           -----
Total Industrials................................            1,048,316,099           20.4%
                                                            --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE+     OF NET ASSETS**
                                                       ------      ------     ---------------
Information Technology -- (12.3%)
*   Advanced Energy Industries, Inc................... 353,998 $   16,885,705            0.3%
    Cabot Microelectronics Corp....................... 273,995     15,140,964            0.3%
#   CSG Systems International, Inc.................... 348,861     13,267,184            0.3%
*   ExlService Holdings, Inc.......................... 330,438     14,549,185            0.3%
    Methode Electronics, Inc.......................... 456,176     14,232,691            0.3%
#*  NETGEAR, Inc...................................... 248,640     12,556,320            0.3%
    NIC, Inc.......................................... 621,988     14,274,625            0.3%
#*  OSI Systems, Inc.................................. 210,211     14,742,097            0.3%
    Other Securities..................................            608,447,189           11.7%
                                                               --------------           -----
Total Information Technology..........................            724,095,960           14.1%
                                                               --------------           -----
Materials -- (4.8%)
    Innospec, Inc..................................... 251,708     15,165,407            0.3%
    Neenah Paper, Inc................................. 166,919     13,336,828            0.3%
    Quaker Chemical Corp.............................. 133,400     14,340,500            0.3%
    Stepan Co......................................... 188,462     13,386,456            0.3%
    Other Securities..................................            227,984,277            4.3%
                                                               --------------           -----
Total Materials.......................................            284,213,468            5.5%
                                                               --------------           -----
Real Estate -- (0.7%)
    Other Securities..................................             43,411,885            0.9%
                                                               --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.................. 502,216     13,258,502            0.3%
    Other Securities..................................             78,954,809            1.5%
                                                               --------------           -----
Total Telecommunication Services......................             92,213,311            1.8%
                                                               --------------           -----
Utilities -- (2.3%)
#   American States Water Co.......................... 394,204     15,760,276            0.3%
#   California Water Service Group.................... 493,470     15,297,570            0.3%
#   MGE Energy, Inc................................... 270,481     15,809,614            0.3%
    Northwest Natural Gas Co.......................... 215,566     12,675,281            0.3%
    Other Securities..................................             74,233,231            1.4%
                                                               --------------           -----
Total Utilities.......................................            133,775,972            2.6%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          5,046,065,370           98.4%
                                                               --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                     16            0.0%
                                                               --------------           -----

                                                        FACE
                                                       AMOUNT
                                                       ------
                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities..................................                  8,945            0.0%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES...........................          5,046,074,331
                                                               --------------


U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 42,875,826 $   42,875,826            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund................................ 69,547,620    804,805,059           15.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,608,078,487)...........................................              $5,893,755,216          114.9%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary........................... $  824,512,903  $     22,966   --    $  824,535,869
 Consumer Staples.................................    179,048,901            --   --       179,048,901
 Energy...........................................    133,941,707        16,492   --       133,958,199
 Financials.......................................  1,100,381,682         3,047   --     1,100,384,729
 Health Care......................................    482,110,977            --   --       482,110,977
 Industrials......................................  1,048,316,099            --   --     1,048,316,099
 Information Technology...........................    724,095,960            --   --       724,095,960
 Materials........................................    284,213,468            --   --       284,213,468
 Real Estate......................................     43,411,885            --   --        43,411,885
 Telecommunication Services.......................     92,213,311            --   --        92,213,311
 Utilities........................................    133,775,972            --   --       133,775,972
Rights/Warrants...................................             --            16   --                16
Bonds
 Financials.......................................             --         8,945   --             8,945
Temporary Cash Investments........................     42,875,826            --   --        42,875,826
Securities Lending Collateral.....................             --   804,805,059   --       804,805,059
Futures Contracts**...............................     (1,662,432)           --   --        (1,662,432)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $5,087,236,259  $804,856,525   --    $5,892,092,784
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
#   Alexandria Real Estate Equities, Inc..............   720,216 $   77,646,487            1.1%
#   American Campus Communities, Inc.................. 1,213,467     63,233,765            0.9%
    Apartment Investment & Management Co. Class A..... 1,525,464     67,227,198            0.9%
    AvalonBay Communities, Inc........................ 1,327,485    227,238,882            3.1%
    Boston Properties, Inc............................ 1,506,103    181,455,289            2.5%
    Brixmor Property Group, Inc....................... 2,184,902     55,540,209            0.8%
#   Camden Property Trust.............................   844,698     68,792,205            0.9%
    CubeSmart......................................... 1,753,596     45,716,248            0.6%
    DCT Industrial Trust, Inc.........................   903,208     42,224,974            0.6%
    DDR Corp.......................................... 3,104,998     47,475,419            0.7%
#   Digital Realty Trust, Inc......................... 1,447,241    135,215,727            1.9%
#   Douglas Emmett, Inc............................... 1,378,896     50,329,704            0.7%
#   Duke Realty Corp.................................. 3,381,456     88,425,074            1.2%
    EPR Properties....................................   582,095     42,329,948            0.6%
    Equinix, Inc......................................   544,188    194,427,489            2.7%
    Equity Lifestyle Properties, Inc..................   784,291     59,480,629            0.8%
    Equity Residential................................ 3,532,521    218,133,172            3.0%
    Essex Property Trust, Inc.........................   642,088    137,464,620            1.9%
#   Extra Space Storage, Inc.......................... 1,156,690     84,611,873            1.2%
    Federal Realty Investment Trust...................   677,286     98,362,246            1.4%
    Gaming and Leisure Properties, Inc................ 1,519,882     49,897,726            0.7%
    General Growth Properties, Inc.................... 5,585,578    139,360,171            1.9%
    HCP, Inc.......................................... 4,530,819    155,180,551            2.1%
    Highwoods Properties, Inc.........................   930,202     46,165,925            0.6%
#   Host Hotels & Resorts, Inc........................ 7,456,077    115,420,072            1.6%
#   Iron Mountain, Inc................................ 2,162,348     72,935,998            1.0%
    Kilroy Realty Corp................................   896,716     64,411,110            0.9%
    Kimco Realty Corp................................. 4,031,807    107,286,384            1.5%
    Liberty Property Trust............................ 1,471,333     59,485,993            0.8%
    Macerich Co. (The)................................ 1,466,447    103,795,119            1.4%
    Mid-America Apartment Communities, Inc............   735,123     68,182,658            0.9%
    National Retail Properties, Inc................... 1,321,316     60,278,436            0.8%
#   Omega Healthcare Investors, Inc................... 1,734,691     55,215,215            0.8%
    Prologis, Inc..................................... 5,065,428    264,212,724            3.6%
    Public Storage.................................... 1,433,171    306,297,306            4.2%
#   Realty Income Corp................................ 2,392,365    141,723,703            2.0%
    Regency Centers Corp..............................   958,173     69,055,528            1.0%
    Senior Housing Properties Trust................... 2,309,088     49,114,302            0.7%
    Simon Property Group, Inc......................... 2,957,958    550,061,870            7.6%
#   SL Green Realty Corp..............................   972,860     95,554,309            1.3%
    Spirit Realty Capital, Inc........................ 4,534,334     54,003,918            0.7%
    Sun Communities, Inc..............................   586,641     45,130,292            0.6%
    Taubman Centers, Inc..............................   620,452     44,957,952            0.6%
    UDR, Inc.......................................... 2,556,062     89,385,488            1.2%
    Ventas, Inc....................................... 3,250,505    220,221,714            3.0%
    VEREIT, Inc. REIT................................. 8,620,068     81,028,639            1.1%
    Vornado Realty Trust.............................. 1,669,064    154,855,758            2.1%
    Weingarten Realty Investors....................... 1,173,966     42,509,309            0.6%
    Welltower, Inc.................................... 3,434,840    235,389,585            3.2%
    WP Carey, Inc.....................................   949,550     57,675,667            0.8%
    Other Securities..................................            1,609,452,453           22.3%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            7,193,577,033           99.1%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            7,193,577,033
                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS**
                                                           ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................. 67,516,660 $   67,516,660            0.9%
                                                                    --------------          ------

SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund.................... 39,885,634    461,556,560            6.4%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,617,986,921).................................             $7,722,650,253          106.4%
                                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Real Estate...................................... $7,193,577,033            --   --    $7,193,577,033
Temporary Cash Investments........................     67,516,660            --   --        67,516,660
Securities Lending Collateral.....................             --  $461,556,560   --       461,556,560
Futures Contracts**...............................     (1,518,080)           --   --        (1,518,080)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $7,259,575,613  $461,556,560   --    $7,721,132,173
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.... 643,282 $ 13,583,162            0.4%
    BHP Billiton, Ltd............................. 816,132   14,258,502            0.4%
#   Commonwealth Bank of Australia................ 360,229   20,054,267            0.6%
    National Australia Bank, Ltd.................. 570,039   12,100,464            0.4%
    Westpac Banking Corp.......................... 790,393   18,277,786            0.5%
    Other Securities..............................          136,917,797            3.8%
                                                           ------------            ----
TOTAL AUSTRALIA...................................          215,191,978            6.1%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            6,631,352            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA....................... 170,354   19,551,493            0.6%
    Other Securities..............................           24,710,275            0.7%
                                                           ------------            ----
TOTAL BELGIUM.....................................           44,261,768            1.3%
                                                           ------------            ----

CANADA -- (8.3%)
    Bank of Nova Scotia (The)..................... 181,668    9,762,640            0.3%
    Royal Bank of Canada.......................... 246,120   15,376,766            0.4%
    Toronto-Dominion Bank (The)................... 270,619   12,279,037            0.4%
    Other Securities..............................          268,497,721            7.6%
                                                           ------------            ----
TOTAL CANADA......................................          305,916,164            8.7%
                                                           ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B..................... 411,533   14,661,061            0.3%
    Other Securities..............................           39,053,449            1.2%
                                                           ------------            ----
TOTAL DENMARK.....................................           53,714,510            1.5%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................           33,176,858            0.9%
                                                           ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA................................ 261,502   15,162,737            0.4%
    Danone SA..................................... 140,586    9,750,811            0.3%
    L'Oreal SA....................................  61,025   10,933,185            0.3%
    LVMH Moet Hennessy Louis Vuitton SE...........  74,220   13,512,577            0.4%
    Sanofi........................................ 243,641   18,959,844            0.5%
    Total SA...................................... 399,254   19,126,223            0.5%
    Other Securities..............................          215,281,036            6.2%
                                                           ------------            ----
TOTAL FRANCE......................................          302,726,413            8.6%
                                                           ------------            ----

GERMANY -- (7.2%)
    Allianz SE....................................  76,148   11,887,025            0.3%
    BASF SE....................................... 233,002   20,568,940            0.6%
    Bayer AG...................................... 177,385   17,612,490            0.5%
    Daimler AG.................................... 265,526   18,943,149            0.5%
    Deutsche Telekom AG........................... 829,875   13,539,591            0.4%
    SAP SE........................................ 185,556   16,347,377            0.5%
    Siemens AG.................................... 151,354   17,196,439            0.5%
    Other Securities..............................          148,923,152            4.2%
                                                           ------------            ----
TOTAL GERMANY.....................................          265,018,163            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
HONG KONG -- (2.9%)
    AIA Group, Ltd.......................... 2,502,600 $ 15,743,861            0.5%
    Other Securities........................             89,463,523            2.5%
                                                       ------------           -----
TOTAL HONG KONG.............................            105,207,384            3.0%
                                                       ------------           -----

IRELAND -- (0.5%)
    Other Securities........................             17,246,217            0.5%
                                                       ------------           -----

ISRAEL -- (0.5%)
    Other Securities........................             17,274,396            0.5%
                                                       ------------           -----

ITALY -- (1.7%)
    Other Securities........................             61,192,587            1.7%
                                                       ------------           -----

JAPAN -- (22.8%)
    Japan Tobacco, Inc......................   294,200   11,185,520            0.3%
    KDDI Corp...............................   492,100   14,956,471            0.4%
    SoftBank Group Corp.....................   258,360   16,271,791            0.5%
    Sumitomo Mitsui Financial Group, Inc....   300,940   10,434,090            0.3%
    Toyota Motor Corp.......................   516,669   29,970,271            0.9%
    Toyota Motor Corp. Sponsored ADR........    96,721   11,186,751            0.3%
    Other Securities........................            745,363,913           21.1%
                                                       ------------           -----
TOTAL JAPAN.................................            839,368,807           23.8%
                                                       ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV.............................   256,547   10,730,329            0.3%
    Other Securities........................             85,584,302            2.4%
                                                       ------------           -----
TOTAL NETHERLANDS...........................             96,314,631            2.7%
                                                       ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities........................              7,703,900            0.2%
                                                       ------------           -----

NORWAY -- (0.7%)
    Other Securities........................             24,569,910            0.7%
                                                       ------------           -----

PORTUGAL -- (0.2%)
    Other Securities........................              5,616,292            0.2%
                                                       ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................             38,097,183            1.1%
                                                       ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA...................... 2,510,082   12,299,466            0.3%
    Other Securities........................             85,110,915            2.5%
                                                       ------------           -----
TOTAL SPAIN.................................             97,410,381            2.8%
                                                       ------------           -----

SWEDEN -- (2.4%)
    Other Securities........................             90,092,687            2.5%
                                                       ------------           -----

SWITZERLAND -- (7.2%)
    Nestle SA...............................   782,441   56,737,823            1.6%
    Novartis AG.............................   431,870   30,648,770            0.9%
    Roche Holding AG........................   183,267   42,093,048            1.2%
    Other Securities........................            137,305,900            3.9%
                                                       ------------           -----
TOTAL SWITZERLAND...........................            266,785,541            7.6%
                                                       ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                            ------      -------     ---------------

UNITED KINGDOM -- (15.3%)
      BP P.L.C. Sponsored ADR............................    798,270 $   28,378,481            0.8%
      British American Tobacco P.L.C.....................    322,533     18,485,313            0.5%
#     Diageo P.L.C. Sponsored ADR........................    106,769     11,480,871            0.3%
      GlaxoSmithKline P.L.C..............................    566,003     11,181,008            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR...............    364,297     14,575,523            0.4%
*     Glencore P.L.C.....................................  3,170,885      9,706,413            0.3%
      HSBC Holdings P.L.C................................  1,783,266     13,430,020            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.................    538,345     20,257,922            0.6%
      Imperial Brands P.L.C..............................    213,827     10,343,202            0.3%
      Reckitt Benckiser Group P.L.C......................    153,746     13,754,195            0.4%
      Royal Dutch Shell P.L.C. Class A...................    449,764     11,202,290            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A....    293,116     14,600,121            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B....    270,733     14,162,043            0.4%
      Unilever P.L.C. Sponsored ADR......................    241,380     10,058,305            0.3%
      Vodafone Group P.L.C...............................  4,075,813     11,193,505            0.3%
      Other Securities...................................               349,728,527            9.9%
                                                                     --------------          ------
TOTAL UNITED KINGDOM.....................................               562,537,739           15.9%
                                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................................                   227,016            0.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,456,281,877           98.0%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities...................................                16,981,064            0.5%
                                                                     --------------          ------
TOTAL PREFERRED STOCKS...................................                16,981,064            0.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...................................                   202,968            0.0%
                                                                     --------------          ------

SWEDEN -- (0.0%)
      Other Securities...................................                    42,577            0.0%
                                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................................                   245,545            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,473,508,486
                                                                     --------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 17,954,930    207,774,454            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,448,198,124)..................................             $3,681,282,940          104.4%
                                                                     ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia...................... $  5,086,440  $  210,105,538   --    $  215,191,978
 Austria........................           --       6,631,352   --         6,631,352
 Belgium........................   22,518,893      21,742,875   --        44,261,768
 Canada.........................  305,916,164              --   --       305,916,164
 Denmark........................    2,149,708      51,564,802   --        53,714,510
 Finland........................    1,417,006      31,759,852   --        33,176,858
 France.........................    9,305,388     293,421,025   --       302,726,413
 Germany........................   16,983,548     248,034,615   --       265,018,163
 Hong Kong......................      571,437     104,635,947   --       105,207,384
 Ireland........................    3,949,806      13,296,411   --        17,246,217
 Israel.........................    9,067,086       8,207,310   --        17,274,396
 Italy..........................    3,474,243      57,718,344   --        61,192,587
 Japan..........................   36,199,503     803,169,304   --       839,368,807
 Netherlands....................   20,384,578      75,930,053   --        96,314,631
 New Zealand....................           --       7,703,900   --         7,703,900
 Norway.........................      768,438      23,801,472   --        24,569,910
 Portugal.......................           --       5,616,292   --         5,616,292
 Singapore......................           --      38,097,183   --        38,097,183
 Spain..........................   12,512,270      84,898,111   --        97,410,381
 Sweden.........................           --      90,092,687   --        90,092,687
 Switzerland....................   16,403,240     250,382,301   --       266,785,541
 United Kingdom.................  181,389,085     381,148,654   --       562,537,739
 United States..................           --         227,016   --           227,016
Preferred Stocks
 Germany........................           --      16,981,064   --        16,981,064
Rights/Warrants
 Spain..........................           --         202,968   --           202,968
 Sweden.........................           --          42,577   --            42,577
Securities Lending Collateral...           --     207,774,454   --       207,774,454
Futures Contracts**.............     (869,741)             --   --          (869,741)
                                 ------------  --------------   --    --------------
TOTAL........................... $647,227,092  $3,033,186,107   --    $3,680,413,199
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd... 2,056,866 $   43,431,565            0.3%
    BHP Billiton, Ltd............................ 2,388,698     41,732,533            0.3%
#   Commonwealth Bank of Australia...............   536,081     29,844,102            0.2%
    Macquarie Group, Ltd.........................   602,362     36,412,406            0.2%
    National Australia Bank, Ltd................. 1,864,442     39,577,315            0.2%
    Westpac Banking Corp......................... 1,908,557     44,135,255            0.3%
    Woodside Petroleum, Ltd...................... 1,399,661     29,961,126            0.2%
    Other Securities.............................              809,573,794            4.6%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,074,668,096            6.3%
                                                            --------------            ----

AUSTRIA -- (0.5%)
    Other Securities.............................               91,731,975            0.5%
                                                            --------------            ----

BELGIUM -- (1.4%)
    Anheuser-Busch InBev SA......................   393,517     45,163,864            0.3%
    Other Securities.............................              199,927,530            1.1%
                                                            --------------            ----
TOTAL BELGIUM....................................              245,091,394            1.4%
                                                            --------------            ----

CANADA -- (8.5%)
    Royal Bank of Canada.........................   699,021     43,674,832            0.3%
    Toronto-Dominion Bank (The)..................   680,144     30,860,780            0.2%
    Other Securities.............................            1,449,023,827            8.5%
                                                            --------------            ----
TOTAL CANADA.....................................            1,523,559,439            9.0%
                                                            --------------            ----

CHINA -- (0.0%)
    Other Securities.............................                2,708,191            0.0%
                                                            --------------            ----

DENMARK -- (1.8%)
    Other Securities.............................              320,918,627            1.9%
                                                            --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj.............................. 1,573,268     36,596,585            0.2%
    Other Securities.............................              270,742,567            1.6%
                                                            --------------            ----
TOTAL FINLAND....................................              307,339,152            1.8%
                                                            --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA...............................   796,740     46,197,577            0.3%
    Cie de Saint-Gobain..........................   677,742     30,093,894            0.2%
    Cie Generale des Etablissements Michelin.....   362,160     39,224,836            0.2%
    Orange SA.................................... 2,108,185     33,169,456            0.2%
    Total SA..................................... 1,954,493     93,629,793            0.6%
    Other Securities.............................              956,157,803            5.5%
                                                            --------------            ----
TOTAL FRANCE.....................................            1,198,473,359            7.0%
                                                            --------------            ----

GERMANY -- (6.6%)
    Adidas AG....................................   191,209     31,414,494            0.2%
    BASF SE......................................   707,050     62,416,929            0.4%
    Bayerische Motoren Werke AG..................   472,907     41,258,985            0.3%
    Daimler AG................................... 1,158,983     82,684,133            0.5%
    Deutsche Telekom AG.......................... 2,550,534     41,612,518            0.3%
    E.ON SE...................................... 5,371,567     39,367,437            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA............   594,150 $   43,900,083            0.3%
    Other Securities...................              836,999,292            4.7%
                                                  --------------           -----
TOTAL GERMANY..........................            1,179,653,871            6.9%
                                                  --------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd..................... 6,136,600     38,605,361            0.2%
    Other Securities...................              462,170,603            2.7%
                                                  --------------           -----
TOTAL HONG KONG........................              500,775,964            2.9%
                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................               85,350,165            0.5%
                                                  --------------           -----

ISRAEL -- (0.6%)
    Other Securities...................              104,555,277            0.6%
                                                  --------------           -----

ITALY -- (2.3%)
    Assicurazioni Generali SpA......... 2,476,453     31,989,189            0.2%
    Eni SpA............................ 2,230,601     32,371,056            0.2%
    Other Securities...................              354,242,498            2.1%
                                                  --------------           -----
TOTAL ITALY............................              418,602,743            2.5%
                                                  --------------           -----

JAPAN -- (23.2%)
#   Honda Motor Co., Ltd............... 1,287,400     38,521,073            0.2%
    Mitsubishi UFJ Financial Group,
     Inc............................... 6,194,700     31,963,466            0.2%
    Nissan Motor Co., Ltd.............. 3,081,900     31,350,574            0.2%
    NTT DOCOMO, Inc.................... 1,305,900     32,796,350            0.2%
    Toyota Motor Corp.................. 1,432,494     83,094,269            0.5%
#   Toyota Motor Corp. Sponsored ADR...   384,641     44,487,578            0.3%
    Other Securities...................            3,908,722,637           23.0%
                                                  --------------           -----
TOTAL JAPAN............................            4,170,935,947           24.6%
                                                  --------------           -----

NETHERLANDS -- (2.5%)
    Koninklijke Ahold Delhaize NV...... 2,136,192     48,731,664            0.3%
    Other Securities...................              406,732,883            2.4%
                                                  --------------           -----
TOTAL NETHERLANDS......................              455,464,547            2.7%
                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................               75,118,626            0.4%
                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................              149,177,332            0.9%
                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................               44,394,308            0.3%
                                                  --------------           -----

SINGAPORE -- (1.0%)
    Other Securities...................              182,338,798            1.1%
                                                  --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................. 8,235,475     40,354,037            0.3%
    Iberdrola SA....................... 6,182,145     42,072,266            0.3%
    Other Securities...................              321,145,827            1.8%
                                                  --------------           -----
TOTAL SPAIN............................              403,572,130            2.4%
                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
SWEDEN -- (2.6%)
    Other Securities..................................            $   474,138,525            2.8%
                                                                  ---------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd..........................................  1,450,592      29,926,319            0.2%
    Nestle SA.........................................  2,417,067     175,270,877            1.0%
    Novartis AG Sponsored ADR.........................    794,013      56,390,803            0.3%
    Roche Holding AG..................................    153,905      35,349,138            0.2%
    Syngenta AG.......................................     92,858      37,158,601            0.2%
    Other Securities..................................                745,940,760            4.5%
                                                                  ---------------           -----
TOTAL SWITZERLAND.....................................              1,080,036,498            6.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (14.3%)
    BP P.L.C. Sponsored ADR...........................  2,592,381      92,159,153            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR................  1,960,952      73,790,624            0.4%
    Lloyds Banking Group P.L.C........................ 46,732,230      32,634,191            0.2%
#   Rio Tinto P.L.C. Sponsored ADR....................    929,561      32,395,201            0.2%
    Royal Dutch Shell P.L.C. Class A..................  1,299,991      32,378,927            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  1,185,020      59,025,846            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  1,354,884      70,873,982            0.4%
*   Tesco P.L.C....................................... 11,587,266      29,845,153            0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............  1,397,631      38,910,039            0.2%
    Other Securities..................................              2,114,841,864           12.4%
                                                                  ---------------           -----
TOTAL UNITED KINGDOM..................................              2,576,854,980           15.2%
                                                                  ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                  3,901,386            0.0%
                                                                  ---------------           -----
TOTAL COMMON STOCKS...................................             16,669,361,330           98.1%
                                                                  ---------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    225,791      31,131,053            0.2%
    Other Securities..................................                 34,513,017            0.2%
                                                                  ---------------           -----
TOTAL GERMANY.........................................                 65,644,070            0.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     14,278            0.0%
                                                                  ---------------           -----
TOTAL PREFERRED STOCKS................................                 65,658,348            0.4%
                                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     87,327            0.0%
                                                                  ---------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                         35            0.0%
                                                                  ---------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                        736            0.0%
                                                                  ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities..................................                     26,148            0.0%
                                                                  ---------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                    604,074            0.0%
                                                                  ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $       299,130            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   1,203,565            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   2,221,015            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              16,737,240,693
                                                    ---------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 106,864,635   1,236,637,558            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,498,407,878).............               $17,973,878,251          105.8%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
 Australia.................... $   37,103,287 $1,037,564,809   --    $1,074,668,096
 Austria......................         49,098     91,682,877   --        91,731,975
 Belgium......................     58,744,725    186,346,669   --       245,091,394
 Canada.......................  1,523,377,449        181,990   --     1,523,559,439
 China........................             --      2,708,191   --         2,708,191
 Denmark......................     21,156,358    299,762,269   --       320,918,627
 Finland......................      6,367,123    300,972,029   --       307,339,152
 France.......................     69,350,590  1,129,122,769   --     1,198,473,359
 Germany......................     79,163,985  1,100,489,886   --     1,179,653,871
 Hong Kong....................      1,718,770    499,057,194   --       500,775,964
 Ireland......................     19,547,023     65,803,142   --        85,350,165
 Israel.......................     28,473,368     76,081,909   --       104,555,277
 Italy........................     11,331,958    407,270,785   --       418,602,743
 Japan........................    115,521,400  4,055,414,547   --     4,170,935,947
 Netherlands..................     67,080,426    388,384,121   --       455,464,547
 New Zealand..................        656,849     74,461,777   --        75,118,626
 Norway.......................     12,717,633    136,459,699   --       149,177,332
 Portugal.....................        238,098     44,156,210   --        44,394,308
 Singapore....................            680    182,338,118   --       182,338,798
 Spain........................     25,603,409    377,968,721   --       403,572,130
 Sweden.......................      2,614,670    471,523,855   --       474,138,525
 Switzerland..................     93,775,066    986,261,432   --     1,080,036,498
 United Kingdom...............    602,836,047  1,974,018,933   --     2,576,854,980
 United States................      1,630,990      2,270,396   --         3,901,386
Preferred Stocks
 Germany......................             --     65,644,070   --        65,644,070
 United Kingdom...............             --         14,278   --            14,278

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Rights/Warrants
 Australia......................             --  $        87,327   --    $        87,327
 France.........................             --               35   --                 35
 Hong Kong......................             --              736   --                736
 Singapore......................             --           26,148   --             26,148
 Spain..........................             --          604,074   --            604,074
 Sweden.........................             --          299,130   --            299,130
 United Kingdom.................             --        1,203,565   --          1,203,565
Securities Lending Collateral...             --    1,236,637,558   --      1,236,637,558
Futures Contracts**............. $   (2,947,701)              --   --         (2,947,701)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $2,776,111,301  $15,194,819,249   --    $17,970,930,550
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 3,831,133,408
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   2,622,939,356
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   1,623,793,646
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,304,060,854
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................     912,080,702
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $9,548,011,247)...............................  10,294,007,966
                                                             ---------------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $9,548,011,247)............................... $10,294,007,966
                                                             ===============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3      TOTAL
                                   ---------------  ------- ------- ---------------
Affiliated Investment Companies... $10,294,007,966    --      --    $10,294,007,966
Futures Contracts**...............      (2,788,124)   --      --         (2,788,124)
                                   ---------------    --      --    ---------------
TOTAL............................. $10,291,219,842    --      --    $10,291,219,842
                                   ===============    ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $509,654,577
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $438,858,924)............................... $509,654,577
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $251,675,013
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $260,212,173)............................... $251,675,013
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $32,369,395
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $30,007,760).................................. $32,369,395
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $292,248,971
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $254,355,139)............................... $292,248,971
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (96.3%)
     AUSTRALIA -- (19.3%)
         Dexus Property Group..... 10,421,155 $ 70,792,307            1.7%
         Goodman Group............ 18,851,899   97,172,423            2.3%
         GPT Group (The).......... 19,362,947   68,455,268            1.6%
         Scentre Group............ 54,296,774  173,778,720            4.2%
         Stockland................ 25,313,761   85,014,734            2.0%
         Vicinity Centres......... 34,732,755   75,743,821            1.8%
         Westfield Corp........... 20,974,759  141,744,743            3.4%
         Other Securities.........             109,559,306            2.7%
                                              ------------           -----
     TOTAL AUSTRALIA..............             822,261,322           19.7%
                                              ------------           -----

     BELGIUM -- (1.9%)
         Cofinimmo SA.............    238,829   27,961,580            0.6%
         Other Securities.........              53,212,619            1.3%
                                              ------------           -----
     TOTAL BELGIUM................              81,174,199            1.9%
                                              ------------           -----

     CANADA -- (5.4%)
         H&R REIT.................  1,595,665   27,135,707            0.7%
     #   RioCan REIT..............  1,689,942   32,858,933            0.8%
         Other Securities.........             172,649,171            4.1%
                                              ------------           -----
     TOTAL CANADA.................             232,643,811            5.6%
                                              ------------           -----

     CHINA -- (0.3%)
         Other Securities.........              11,237,887            0.3%
                                              ------------           -----

     FRANCE -- (5.7%)
         Fonciere Des Regions.....    379,734   33,187,074            0.8%
         Gecina SA................    377,040   54,972,887            1.3%
         ICADE....................    402,909   28,934,036            0.7%
         Klepierre................  2,396,542   97,941,331            2.4%
         Other Securities.........              28,802,314            0.6%
                                              ------------           -----
     TOTAL FRANCE.................             243,837,642            5.8%
                                              ------------           -----

     GERMANY -- (0.6%)
         Other Securities.........              25,143,013            0.6%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities.........                 744,713            0.0%
                                              ------------           -----

     HONG KONG -- (4.9%)
         Link REIT................ 23,556,305  167,578,021            4.0%
         Other Securities.........              43,309,315            1.1%
                                              ------------           -----
     TOTAL HONG KONG..............             210,887,336            5.1%
                                              ------------           -----

     IRELAND -- (0.0%)
         Other Securities.........               1,374,206            0.0%
                                              ------------           -----

     ITALY -- (0.3%)
         Other Securities.........              11,138,933            0.3%
                                              ------------           -----

     JAPAN -- (23.0%)
         Advance Residence
          Investment Corp.........     13,996   39,173,593            0.9%
     #   Daiwa House REIT
          Investment Corp.........     12,360   33,510,134            0.8%
     #   Daiwa Office Investment
          Corp....................      3,983   22,498,132            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                    ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp.........      5,413 $ 25,460,606            0.6%
#   GLP J-Reit...................................     22,433   28,111,373            0.7%
    Japan Hotel REIT Investment Corp.............     40,160   27,094,758            0.6%
#   Japan Logistics Fund, Inc....................     10,121   22,012,338            0.5%
    Japan Prime Realty Investment Corp...........      9,039   39,035,811            0.9%
    Japan Real Estate Investment Corp............     14,179   82,108,307            2.0%
    Japan Retail Fund Investment Corp............     27,239   61,968,555            1.5%
#   Kenedix Office Investment Corp...............      5,113   28,829,953            0.7%
#   Mori Hills REIT Investment Corp..............     17,770   25,055,593            0.6%
#   Nippon Accommodations Fund, Inc..............      5,159   23,476,891            0.6%
#   Nippon Building Fund, Inc....................     15,266   90,714,220            2.2%
#   Nomura Real Estate Master Fund, Inc..........     39,926   64,808,049            1.6%
    Orix JREIT, Inc..............................     26,064   44,647,991            1.1%
#   United Urban Investment Corp.................     31,108   52,604,206            1.3%
    Other Securities.............................             270,972,139            6.4%
                                                             ------------           -----
TOTAL JAPAN......................................             982,082,649           23.5%
                                                             ------------           -----

MALAYSIA -- (0.6%)
    Other Securities.............................              26,876,659            0.7%
                                                             ------------           -----

MEXICO -- (2.0%)
#   Fibra Uno Administracion S.A. de C.V......... 27,780,766   52,868,851            1.3%
    Other Securities.............................              31,820,022            0.7%
                                                             ------------           -----
TOTAL MEXICO.....................................              84,688,873            2.0%
                                                             ------------           -----

NETHERLANDS -- (6.7%)
    Unibail-Rodamco SE...........................    978,160  232,180,914            5.6%
    Other Securities.............................              53,692,413            1.2%
                                                             ------------           -----
TOTAL NETHERLANDS................................             285,873,327            6.8%
                                                             ------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities.............................              38,938,815            0.9%
                                                             ------------           -----

SINGAPORE -- (7.5%)
    Ascendas REIT................................ 25,809,800   43,983,702            1.1%
    CapitaLand Commercial Trust.................. 28,645,800   32,416,256            0.8%
    CapitaLand Mall Trust........................ 27,289,300   40,664,892            1.0%
    Suntec REIT.................................. 26,331,900   31,803,711            0.8%
    Other Securities.............................             171,622,152            4.0%
                                                             ------------           -----
TOTAL SINGAPORE..................................             320,490,713            7.7%
                                                             ------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd.................. 25,861,189   48,224,649            1.2%
    Redefine Properties, Ltd..................... 45,551,268   38,977,751            0.9%
    Resilient REIT, Ltd..........................  2,831,518   23,424,603            0.6%
    Other Securities.............................              53,783,748            1.2%
                                                             ------------           -----
TOTAL SOUTH AFRICA...............................             164,410,751            3.9%
                                                             ------------           -----

SPAIN -- (0.9%)
    Merlin Properties Socimi SA..................  3,441,570   38,613,634            0.9%
                                                             ------------           -----

TAIWAN -- (0.3%)
    Other Securities.............................              12,147,545            0.3%
                                                             ------------           -----

TURKEY -- (0.7%)
    Other Securities.............................              29,344,452            0.7%
                                                             ------------           -----

UNITED KINGDOM -- (11.4%)
    British Land Co. P.L.C. (The)................ 10,898,856   78,029,194            1.9%
    Derwent London P.L.C.........................  1,176,748   34,800,232            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
UNITED KINGDOM -- (Continued)
      Great Portland Estates P.L.C.......  3,858,150 $   27,994,372            0.7%
      Hammerson P.L.C....................  8,960,814     60,284,091            1.4%
#     Intu Properties P.L.C.............. 10,648,168     35,886,732            0.8%
      Land Securities Group P.L.C........  8,807,163    107,540,737            2.6%
      Segro P.L.C........................  8,436,335     45,185,521            1.1%
      Shaftesbury P.L.C..................  2,926,579     32,832,178            0.8%
      Other Securities...................                63,665,670            1.5%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               486,218,727           11.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             4,110,129,207           98.3%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities...................                    14,393            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             4,110,143,600
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..... 13,647,290    157,926,434            3.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,136,479,829)..................             $4,268,070,034          102.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia......................           --  $  822,261,322   --    $  822,261,322
 Belgium........................           --      81,174,199   --        81,174,199
 Canada......................... $232,643,811              --   --       232,643,811
 China..........................           --      11,237,887   --        11,237,887
 France.........................    8,846,020     234,991,622   --       243,837,642
 Germany........................           --      25,143,013   --        25,143,013
 Greece.........................           --         744,713   --           744,713
 Hong Kong......................           --     210,887,336   --       210,887,336
 Ireland........................           --       1,374,206   --         1,374,206
 Italy..........................           --      11,138,933   --        11,138,933
 Japan..........................           --     982,082,649   --       982,082,649
 Malaysia.......................           --      26,876,659   --        26,876,659
 Mexico.........................   84,688,873              --   --        84,688,873
 Netherlands....................           --     285,873,327   --       285,873,327
 New Zealand....................           --      38,938,815   --        38,938,815
 Singapore......................           --     320,490,713   --       320,490,713
 South Africa...................           --     164,410,751   --       164,410,751
 Spain..........................           --      38,613,634   --        38,613,634
 Taiwan.........................           --      12,147,545   --        12,147,545
 Turkey.........................           --      29,344,452   --        29,344,452
 United Kingdom.................           --     486,218,727   --       486,218,727
Rights/Warrants
 Singapore......................           --          14,393   --            14,393
Securities Lending Collateral...           --     157,926,434   --       157,926,434
Futures Contracts**.............     (303,666)             --   --          (303,666)
                                 ------------  --------------   --    --------------
TOTAL........................... $325,875,038  $3,941,891,330   --    $4,267,766,368
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
COMMON STOCKS -- (32.3%)
UNITED STATES -- (32.3%)
    Alexandria Real Estate Equities, Inc....   174,347 $   18,796,350            0.4%
    American Campus Communities, Inc........   279,406     14,559,847            0.3%
    Apartment Investment & Management Co.
     Class A................................   335,438     14,782,753            0.3%
    AvalonBay Communities, Inc..............   291,915     49,970,010            1.0%
    Boston Properties, Inc..................   327,235     39,425,273            0.8%
    Brixmor Property Group, Inc.............   530,182     13,477,226            0.3%
#   Camden Property Trust...................   187,245     15,249,233            0.3%
    CubeSmart...............................   382,314      9,966,926            0.2%
    DDR Corp................................   666,214     10,186,412            0.2%
    Digital Realty Trust, Inc...............   326,268     30,483,219            0.6%
#   Douglas Emmett, Inc.....................   305,331     11,144,582            0.2%
    Duke Realty Corp........................   751,217     19,644,325            0.4%
    EPR Properties..........................   137,096      9,969,621            0.2%
    Equinix, Inc............................   152,062     54,328,711            1.1%
    Equity Lifestyle Properties, Inc........   163,143     12,372,765            0.3%
    Equity Residential......................   779,120     48,110,660            1.0%
    Essex Property Trust, Inc...............   138,955     29,748,876            0.6%
    Extra Space Storage, Inc................   269,405     19,706,976            0.4%
    Federal Realty Investment Trust.........   152,350     22,125,790            0.5%
    Gaming and Leisure Properties, Inc......   353,547     11,606,948            0.2%
    General Growth Properties, Inc.......... 1,218,319     30,397,059            0.6%
    HCP, Inc................................   996,797     34,140,297            0.7%
#   Highwoods Properties, Inc...............   212,512     10,546,971            0.2%
    Hospitality Properties Trust............   348,626      9,538,407            0.2%
#   Host Hotels & Resorts, Inc.............. 1,590,717     24,624,299            0.5%
    Iron Mountain, Inc......................   537,781     18,139,353            0.4%
#   Kilroy Realty Corp......................   197,573     14,191,669            0.3%
#   Kimco Realty Corp.......................   891,266     23,716,588            0.5%
    Liberty Property Trust..................   314,355     12,709,373            0.3%
    Macerich Co. (The)......................   259,337     18,355,873            0.4%
#   Mid-America Apartment Communities, Inc..   159,688     14,811,062            0.3%
    National Retail Properties, Inc.........   314,811     14,361,678            0.3%
#   Omega Healthcare Investors, Inc.........   414,309     13,187,455            0.3%
    Prologis, Inc........................... 1,126,524     58,759,492            1.2%
    Public Storage..........................   316,191     67,576,341            1.4%
    Realty Income Corp......................   548,676     32,503,566            0.7%
    Regency Centers Corp....................   224,566     16,184,472            0.3%
    Senior Housing Properties Trust.........   511,739     10,884,689            0.2%
    Simon Property Group, Inc...............   675,550    125,625,278            2.6%
#   SL Green Realty Corp....................   214,852     21,102,763            0.4%
    Spirit Realty Capital, Inc.............. 1,027,741     12,240,395            0.3%
    Sun Communities, Inc....................   133,702     10,285,695            0.2%
    UDR, Inc................................   568,465     19,879,221            0.4%
    Ventas, Inc.............................   745,527     50,509,454            1.0%
    VEREIT, Inc. REIT....................... 2,089,475     19,641,065            0.4%
    Vornado Realty Trust....................   361,278     33,519,373            0.7%
    Welltower, Inc..........................   764,813     52,412,635            1.1%
    WP Carey, Inc...........................   209,677     12,735,781            0.3%
    Other Securities........................              354,946,650            7.1%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,593,183,457           32.6%
                                                       --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------

AFFILIATED INVESTMENT COMPANIES -- (67.0%)
UNITED STATES -- (67.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 320,901,426 $1,678,314,456           34.3%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,182,930  1,619,318,167           33.1%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,890,816,080
                                                                             --------------


                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund............................   2,940,518     34,027,679            0.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,228,323,230).......................................               $4,924,843,759          100.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $1,593,183,457          --   --    $1,593,183,457
Affiliated Investment Companies
  United States.................  3,297,632,623          --   --     3,297,632,623
Securities Lending Collateral...             -- $34,027,679   --        34,027,679
                                 -------------- -----------   --    --------------
TOTAL........................... $4,890,816,080 $34,027,679   --    $4,924,843,759
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                         SHARES       VALUE++         OF NET ASSETS**
                                                         ------       -------         ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (7.2%)
    BlueScope Steel, Ltd.............................. 10,422,296 $     61,831,603               0.5%
    Downer EDI, Ltd................................... 10,628,374       46,976,239               0.4%
    OZ Minerals, Ltd..................................  7,708,562       39,385,693               0.3%
#   Primary Health Care, Ltd.......................... 12,982,539       37,841,289               0.3%
    Treasury Wine Estates, Ltd........................  5,628,238       45,883,460               0.4%
    Other Securities..................................                 765,041,938               5.8%
                                                                  ----------------               ----
TOTAL AUSTRALIA.......................................                 996,960,222               7.7%
                                                                  ----------------               ----

AUSTRIA -- (1.0%)
    Wienerberger AG...................................  2,688,169       42,958,537               0.3%
    Other Securities..................................                  93,902,207               0.8%
                                                                  ----------------               ----
TOTAL AUSTRIA.........................................                 136,860,744               1.1%
                                                                  ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..................................                 168,390,567               1.3%
                                                                  ----------------               ----

CANADA -- (8.0%)
*   New Gold, Inc..................................... 11,382,167       44,890,527               0.4%
#   Precision Drilling Corp...........................  9,599,787       42,799,319               0.3%
    Other Securities..................................               1,015,574,961               7.8%
                                                                  ----------------               ----
TOTAL CANADA..........................................               1,103,264,807               8.5%
                                                                  ----------------               ----

CHINA -- (0.1%)
    Other Securities..................................                  10,731,956               0.1%
                                                                  ----------------               ----

DENMARK -- (1.7%)
    Jyske Bank A.S....................................  1,025,280       46,486,501               0.4%
    Sydbank A.S.......................................  1,377,895       43,026,529               0.3%
    Other Securities..................................                 143,175,738               1.1%
                                                                  ----------------               ----
TOTAL DENMARK.........................................                 232,688,768               1.8%
                                                                  ----------------               ----

FINLAND -- (2.5%)
    Cargotec Oyj Class B..............................    973,185       39,910,579               0.3%
    Kesko Oyj Class B.................................  1,458,967       72,495,964               0.6%
    Other Securities..................................                 225,344,052               1.7%
                                                                  ----------------               ----
TOTAL FINLAND.........................................                 337,750,595               2.6%
                                                                  ----------------               ----

FRANCE -- (4.4%)
    Arkema SA.........................................  1,001,886       95,001,175               0.7%
*   Nexans SA.........................................    759,787       43,188,043               0.3%
    Rexel SA..........................................  3,645,764       50,563,981               0.4%
    Other Securities..................................                 412,423,919               3.2%
                                                                  ----------------               ----
TOTAL FRANCE..........................................                 601,177,118               4.6%
                                                                  ----------------               ----

GERMANY -- (6.8%)
    Aareal Bank AG....................................  1,773,002       64,129,789               0.5%
    Aurubis AG........................................  1,167,679       60,878,661               0.5%
    DMG Mori AG.......................................    999,797       45,763,876               0.4%
    Lanxess AG........................................  1,639,319      105,120,810               0.8%
    Osram Licht AG....................................  1,096,994       62,305,723               0.5%
    Rheinmetall AG....................................  1,078,306       74,853,689               0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                               SHARES        VALUE++         OF NET ASSETS**
                                               ------        -------         ---------------
GERMANY -- (Continued)
    Salzgitter AG...........................   1,332,610 $     43,805,512               0.4%
    Other Securities........................                  481,546,452               3.5%
                                                         ----------------              -----
TOTAL GERMANY...............................                  938,404,512               7.2%
                                                         ----------------              -----

GREECE -- (0.0%)
    Other Securities........................                        1,886               0.0%
                                                         ----------------              -----

HONG KONG -- (3.1%)
    Other Securities........................                  420,368,732               3.2%
                                                         ----------------              -----

IRELAND -- (0.3%)
    Other Securities........................                   43,620,825               0.3%
                                                         ----------------              -----

ISRAEL -- (0.6%)
    Other Securities........................                   82,215,729               0.6%
                                                         ----------------              -----

ITALY -- (3.0%)
    Banca Popolare dell'Emilia Romagna SC...  13,794,426       64,820,979               0.5%
#   Banca Popolare di Milano Scarl.......... 131,508,015       60,272,546               0.5%
    Unipol Gruppo Finanziario SpA...........  12,280,894       37,597,880               0.3%
    Other Securities........................                  256,609,430               1.9%
                                                         ----------------              -----
TOTAL ITALY.................................                  419,300,835               3.2%
                                                         ----------------              -----

JAPAN -- (25.9%)
    Fujikura, Ltd...........................   6,644,200       39,038,012               0.3%
    Kyushu Financial Group, Inc.............   5,673,395       37,724,890               0.3%
    Other Securities........................                3,491,498,246              26.8%
                                                         ----------------              -----
TOTAL JAPAN.................................                3,568,261,148              27.4%
                                                         ----------------              -----

NETHERLANDS -- (2.1%)
#   APERAM SA...............................   1,295,977       58,939,499               0.5%
    Delta Lloyd NV..........................   7,177,283       43,360,353               0.3%
#   SBM Offshore NV.........................   4,403,531       63,209,832               0.5%
    Other Securities........................                  129,334,903               1.0%
                                                         ----------------              -----
TOTAL NETHERLANDS...........................                  294,844,587               2.3%
                                                         ----------------              -----

NEW ZEALAND -- (0.4%)
    Other Securities........................                   58,409,655               0.4%
                                                         ----------------              -----

NORWAY -- (0.7%)
    Other Securities........................                   94,820,762               0.7%
                                                         ----------------              -----

PORTUGAL -- (0.3%)
    Other Securities........................                   39,952,792               0.3%
                                                         ----------------              -----

SINGAPORE -- (1.2%)
    Other Securities........................                  158,940,173               1.2%
                                                         ----------------              -----

SPAIN -- (2.3%)
    Acciona SA..............................     641,361       48,739,153               0.4%
#   Acerinox SA.............................   3,328,284       40,957,184               0.3%
    Gamesa Corp. Tecnologica SA.............   2,275,221       52,531,263               0.4%
    Other Securities........................                  169,582,811               1.3%
                                                         ----------------              -----
TOTAL SPAIN.................................                  311,810,411               2.4%
                                                         ----------------              -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
SWEDEN -- (3.0%)
     BillerudKorsnas AB..................  2,518,920 $     41,364,292               0.3%
     Holmen AB Class B...................  1,244,509       42,581,753               0.3%
     Saab AB Class B.....................  1,090,814       38,634,039               0.3%
     Other Securities....................                 290,912,982               2.3%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 413,493,066               3.2%
                                                     ----------------              -----

SWITZERLAND -- (4.4%)
     Baloise Holding AG..................    499,895       61,501,836               0.5%
     Helvetia Holding AG.................    166,174       86,454,389               0.7%
     Other Securities....................                 458,006,489               3.5%
                                                     ----------------              -----
TOTAL SWITZERLAND........................                 605,962,714               4.7%
                                                     ----------------              -----

UNITED KINGDOM -- (12.7%)
     Beazley P.L.C....................... 13,328,414       59,345,802               0.5%
     Bellway P.L.C.......................  3,292,215       95,270,849               0.7%
     Bodycote P.L.C......................  5,196,658       37,662,195               0.3%
     Bovis Homes Group P.L.C.............  4,562,935       42,247,075               0.3%
     Centamin P.L.C...................... 25,014,912       48,451,085               0.4%
     Close Brothers Group P.L.C..........  2,394,726       38,860,135               0.3%
     Greene King P.L.C...................  7,070,307       63,247,094               0.5%
     Hiscox, Ltd.........................  7,430,506       92,783,332               0.7%
     Inchcape P.L.C......................  6,553,522       52,105,182               0.4%
     John Wood Group P.L.C...............  7,902,149       74,273,651               0.6%
     Man Group P.L.C..................... 27,750,733       42,307,017               0.3%
     Melrose Industries P.L.C............ 38,390,186       79,225,571               0.6%
     Other Securities....................               1,028,984,021               7.9%
                                                     ----------------              -----
TOTAL UNITED KINGDOM.....................               1,754,763,009              13.5%
                                                     ----------------              -----

UNITED STATES -- (0.0%)
     Other Securities....................                   3,056,896               0.0%
                                                     ----------------              -----
TOTAL COMMON STOCKS......................              12,796,052,509              98.3%
                                                     ----------------              -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Other Securities....................                   7,352,563               0.1%
                                                     ----------------              -----
TOTAL PREFERRED STOCKS...................                   7,352,563               0.1%
                                                     ----------------              -----

RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
     Other Securities....................                      91,309               0.0%
                                                     ----------------              -----

SINGAPORE -- (0.0%)
     Other Securities....................                     131,043               0.0%
                                                     ----------------              -----

SPAIN -- (0.0%)
     Other Securities....................                     215,821               0.0%
                                                     ----------------              -----

UNITED KINGDOM -- (0.1%)
     Other Securities....................                   6,722,457               0.1%
                                                     ----------------              -----
TOTAL RIGHTS/WARRANTS....................                   7,160,630               0.1%
                                                     ----------------              -----
TOTAL INVESTMENT SECURITIES..............              12,810,565,702
                                                     ----------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 81,879,790 $    947,512,927               7.3%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,684,369,059).............              $ 13,758,078,629             105.8%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Australia......................             --  $   996,960,222   --    $   996,960,222
 Austria........................             --      136,860,744   --        136,860,744
 Belgium........................             --      168,390,567   --        168,390,567
 Canada......................... $1,102,402,780          862,027   --      1,103,264,807
 China..........................             --       10,731,956   --         10,731,956
 Denmark........................             --      232,688,768   --        232,688,768
 Finland........................             --      337,750,595   --        337,750,595
 France.........................         86,852      601,090,266   --        601,177,118
 Germany........................             --      938,404,512   --        938,404,512
 Greece.........................             --            1,886   --              1,886
 Hong Kong......................         79,646      420,289,086   --        420,368,732
 Ireland........................             --       43,620,825   --         43,620,825
 Israel.........................             --       82,215,729   --         82,215,729
 Italy..........................             --      419,300,835   --        419,300,835
 Japan..........................      4,531,599    3,563,729,549   --      3,568,261,148
 Netherlands....................             --      294,844,587   --        294,844,587
 New Zealand....................             --       58,409,655   --         58,409,655
 Norway.........................             --       94,820,762   --         94,820,762
 Portugal.......................             --       39,952,792   --         39,952,792
 Singapore......................        438,984      158,501,189   --        158,940,173
 Spain..........................             --      311,810,411   --        311,810,411
 Sweden.........................             --      413,493,066   --        413,493,066
 Switzerland....................             --      605,962,714   --        605,962,714
 United Kingdom.................             --    1,754,763,009   --      1,754,763,009
 United States..................        150,425        2,906,471   --          3,056,896
Preferred Stocks
 Germany........................             --        7,352,563   --          7,352,563
Rights/Warrants
 Australia......................             --           91,309   --             91,309
 Singapore......................             --          131,043   --            131,043
 Spain..........................             --          215,821   --            215,821
 United Kingdom.................             --        6,722,457   --          6,722,457
Securities Lending Collateral...             --      947,512,927   --        947,512,927
Futures Contracts**.............     (3,457,941)              --   --         (3,457,941)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $1,104,232,345  $12,650,388,343   --    $13,754,620,688
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                              PERCENTAGE
                                                 SHARES      VALUE++        OF NET ASSETS**
                                                 ------      -------        ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $     4,524,187               0.3%
    BHP Billiton, Ltd........................... 314,531       5,495,117               0.3%
#   Fortescue Metals Group, Ltd................. 868,376       3,644,250               0.2%
    Macquarie Group, Ltd........................  80,830       4,886,127               0.3%
    Treasury Wine Estates, Ltd.................. 356,118       2,903,204               0.2%
    Woodside Petroleum, Ltd..................... 224,990       4,816,133               0.3%
    Other Securities............................              97,973,431               5.1%
                                                         ---------------               ----
TOTAL AUSTRALIA.................................             124,242,449               6.7%
                                                         ---------------               ----

AUSTRIA -- (0.6%)
    Other Securities............................              12,418,345               0.7%
                                                         ---------------               ----

BELGIUM -- (1.7%)
    Ageas.......................................  83,970       3,067,703               0.2%
#   Anheuser-Busch InBev SA.....................  27,589       3,166,384               0.2%
    Umicore SA..................................  56,575       3,438,746               0.2%
    Other Securities............................              23,106,059               1.2%
                                                         ---------------               ----
TOTAL BELGIUM...................................              32,778,892               1.8%
                                                         ---------------               ----

CANADA -- (8.2%)
    Suncor Energy, Inc.......................... 139,453       4,184,723               0.2%
    Other Securities............................             160,062,099               8.7%
                                                         ---------------               ----
TOTAL CANADA....................................             164,246,822               8.9%
                                                         ---------------               ----

CHINA -- (0.0%)
    Other Securities............................                 811,856               0.0%
                                                         ---------------               ----

DENMARK -- (1.8%)
    Other Securities............................              36,479,776               2.0%
                                                         ---------------               ----

FINLAND -- (2.1%)
    UPM-Kymmene Oyj............................. 273,652       6,365,558               0.4%
    Other Securities............................              35,417,221               1.9%
                                                         ---------------               ----
TOTAL FINLAND...................................              41,782,779               2.3%
                                                         ---------------               ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  73,561       4,265,306               0.2%
    Cie de Saint-Gobain......................... 105,119       4,667,617               0.3%
    Technip SA..................................  50,974       3,383,140               0.2%
    Total SA.................................... 240,139      11,503,835               0.6%
    Other Securities............................              95,214,376               5.1%
                                                         ---------------               ----
TOTAL FRANCE....................................             119,034,274               6.4%
                                                         ---------------               ----

GERMANY -- (5.6%)
    Allianz SE..................................  25,753       4,020,152               0.2%
    BASF SE.....................................  38,075       3,361,183               0.2%
    Daimler AG..................................  89,896       6,413,358               0.4%
    E.ON SE..................................... 588,434       4,312,548               0.2%
*   RWE AG...................................... 247,438       3,936,537               0.2%
    Other Securities............................              89,878,733               4.8%
                                                         ---------------               ----
TOTAL GERMANY...................................             111,922,511               6.0%
                                                         ---------------               ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                         SHARES      VALUE++        OF NET ASSETS**
                                                         ------      -------        ---------------
HONG KONG -- (3.0%)
     Other Securities...................................         $    60,120,275               3.2%
                                                                 ---------------              -----

IRELAND -- (0.5%)
     Other Securities...................................               9,302,904               0.5%
                                                                 ---------------              -----

ISRAEL -- (0.7%)
     Other Securities...................................              13,848,935               0.7%
                                                                 ---------------              -----

ITALY -- (2.5%)
     Assicurazioni Generali SpA......................... 303,243       3,917,093               0.2%
     Eni SpA............................................ 211,731       3,072,695               0.2%
     Other Securities...................................              42,065,042               2.2%
                                                                 ---------------              -----
TOTAL ITALY.............................................              49,054,830               2.6%
                                                                 ---------------              -----

JAPAN -- (23.8%)
     Honda Motor Co., Ltd............................... 108,123       3,235,214               0.2%
     Mitsubishi Chemical Holdings Corp.................. 462,400       3,036,083               0.2%
     Mitsubishi UFJ Financial Group, Inc................ 817,300       4,217,111               0.2%
     Sumitomo Mitsui Financial Group, Inc...............  88,341       3,062,929               0.2%
     Toyota Motor Corp..................................  55,363       3,211,426               0.2%
     Toyota Motor Corp. Sponsored ADR...................  36,827       4,259,411               0.3%
     Other Securities...................................             453,241,144              24.2%
                                                                 ---------------              -----
TOTAL JAPAN.............................................             474,263,318              25.5%
                                                                 ---------------              -----

NETHERLANDS -- (2.7%)
     Koninklijke Ahold Delhaize NV...................... 290,458       6,626,044               0.4%
     Koninklijke DSM NV.................................  62,767       4,034,318               0.2%
     Other Securities...................................              43,716,231               2.3%
                                                                 ---------------              -----
TOTAL NETHERLANDS.......................................              54,376,593               2.9%
                                                                 ---------------              -----

NEW ZEALAND -- (0.5%)
     Other Securities...................................              10,447,365               0.6%
                                                                 ---------------              -----

NORWAY -- (0.9%)
     Other Securities...................................              18,361,505               1.0%
                                                                 ---------------              -----

PORTUGAL -- (0.3%)
     Other Securities...................................               5,076,833               0.3%
                                                                 ---------------              -----

SINGAPORE -- (1.1%)
     Other Securities...................................              21,758,685               1.2%
                                                                 ---------------              -----

SPAIN -- (2.1%)
     Banco Santander SA................................. 853,014       4,179,790               0.2%
     Other Securities...................................              37,107,416               2.0%
                                                                 ---------------              -----
TOTAL SPAIN.............................................              41,287,206               2.2%
                                                                 ---------------              -----

SWEDEN -- (2.6%)
     Other Securities...................................              50,731,426               2.7%
                                                                 ---------------              -----

SWITZERLAND -- (6.1%)
     Baloise Holding AG.................................  26,119       3,213,408               0.2%
     Clariant AG........................................ 182,599       3,023,740               0.2%
     Flughafen Zuerich AG...............................  16,575       3,046,882               0.2%
     Lonza Group AG.....................................  15,916       3,003,376               0.2%
     Nestle SA.......................................... 110,012       7,977,396               0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                        SHARES       VALUE++        OF NET ASSETS**
                                                        ------       -------        ---------------
SWITZERLAND -- (Continued)
    Novartis AG.......................................    52,784 $     3,745,953               0.2%
    Novartis AG Sponsored ADR.........................    73,269       5,203,564               0.3%
    Swiss Life Holding AG.............................    12,759       3,376,447               0.2%
    Swiss Re AG.......................................    39,527       3,668,568               0.2%
    Zurich Insurance Group AG.........................    11,416       2,988,212               0.2%
    Other Securities..................................                81,499,610               4.2%
                                                                 ---------------              -----
TOTAL SWITZERLAND.....................................               120,747,156               6.5%
                                                                 ---------------              -----

UNITED KINGDOM -- (13.4%)
*   Anglo American P.L.C..............................   210,298       2,918,769               0.2%
    BP P.L.C. Sponsored ADR...........................   259,985       9,242,472               0.5%
    HSBC Holdings P.L.C. Sponsored ADR................   228,451       8,596,611               0.5%
    Melrose Industries P.L.C.......................... 1,702,272       3,512,968               0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   147,757       7,359,766               0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   113,939       5,960,149               0.3%
*   Standard Chartered P.L.C..........................   374,495       3,256,575               0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............   142,624       3,970,657               0.2%
    WM Morrison Supermarkets P.L.C.................... 1,327,157       3,673,920               0.2%
    Other Securities..................................               218,402,900              11.7%
                                                                 ---------------              -----
TOTAL UNITED KINGDOM..................................               266,894,787              14.4%
                                                                 ---------------              -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   700,028               0.0%
                                                                 ---------------              -----
TOTAL COMMON STOCKS...................................             1,840,689,550              99.1%
                                                                 ---------------              -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities..................................                 6,885,828               0.4%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     1,326               0.0%
                                                                 ---------------              -----
TOTAL PREFERRED STOCKS................................                 6,887,154               0.4%
                                                                 ---------------              -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     4,475               0.0%
                                                                 ---------------              -----

HONG KONG -- (0.0%)
    Other Securities..................................                       151               0.0%
                                                                 ---------------              -----

SPAIN -- (0.0%)
    Other Securities..................................                    60,463               0.0%
                                                                 ---------------              -----

SWEDEN -- (0.0%)
    Other Securities..................................                    37,741               0.0%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                   236,150               0.0%
                                                                 ---------------              -----
TOTAL RIGHTS/WARRANTS.................................                   338,980               0.0%
                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES...........................             1,847,915,684
                                                                 ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                          SHARES       VALUE+         OF NET ASSETS**
                                          ------       ------         ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 12,465,810 $   144,254,351               7.8%
                                                   ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,899,597,169)..............              $ 1,992,170,035             107.3%
                                                   ===============             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  2,866,003 $  121,376,446   --    $  124,242,449
 Austria........................           --     12,418,345   --        12,418,345
 Belgium........................    3,908,754     28,870,138   --        32,778,892
 Canada.........................  164,215,258         31,564   --       164,246,822
 China..........................           --        811,856   --           811,856
 Denmark........................           --     36,479,776   --        36,479,776
 Finland........................           --     41,782,779   --        41,782,779
 France.........................      488,883    118,545,391   --       119,034,274
 Germany........................    3,778,788    108,143,723   --       111,922,511
 Hong Kong......................      372,251     59,748,024   --        60,120,275
 Ireland........................    2,225,599      7,077,305   --         9,302,904
 Israel.........................    2,102,368     11,746,567   --        13,848,935
 Italy..........................      507,826     48,547,004   --        49,054,830
 Japan..........................    9,015,112    465,248,206   --       474,263,318
 Netherlands....................    6,228,570     48,148,023   --        54,376,593
 New Zealand....................       49,885     10,397,480   --        10,447,365
 Norway.........................      490,003     17,871,502   --        18,361,505
 Portugal.......................           --      5,076,833   --         5,076,833
 Singapore......................       14,322     21,744,363   --        21,758,685
 Spain..........................    2,418,495     38,868,711   --        41,287,206
 Sweden.........................      132,406     50,599,020   --        50,731,426
 Switzerland....................    8,678,108    112,069,048   --       120,747,156
 United Kingdom.................   51,871,871    215,022,916   --       266,894,787
 United States..................      248,573        451,455   --           700,028
Preferred Stocks
 Germany........................           --      6,885,828   --         6,885,828
 United Kingdom.................           --          1,326   --             1,326
Rights/Warrants
 Australia......................           --          4,475   --             4,475
 Hong Kong......................           --            151   --               151
 Spain..........................           --         60,463   --            60,463
 Sweden.........................           --         37,741   --            37,741
 United Kingdom.................           --        236,150   --           236,150
Securities Lending Collateral...           --    144,254,351   --       144,254,351
                                 ------------ --------------   --    --------------
TOTAL........................... $259,613,075 $1,732,556,960   --    $1,992,170,035
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               SHARES      VALUE+
                                                              --------- -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $ 122,604,492
Investment in Dimensional Emerging Markets Value Fund........              45,155,236
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,059,135    20,451,904
                                                                        -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $188,081,378).....................................             188,211,632
                                                                        -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $188,081,378).....................................           $ 188,211,632
                                                                        =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $188,211,632   --      --    $188,211,632
                                    ------------   --      --    ------------
TOTAL.............................. $188,211,632   --      --    $188,211,632
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    COMMON STOCKS -- (96.8%)
    AUSTRALIA -- (4.7%)
        BlueScope Steel, Ltd............  88,385 $   524,355            0.2%
        Challenger, Ltd.................  73,657     601,300            0.2%
        Orica, Ltd......................  46,842     578,704            0.2%
        Santos, Ltd..................... 212,526     568,666            0.2%
        Treasury Wine Estates, Ltd......  78,127     636,920            0.2%
        Other Securities................          10,485,523            3.8%
                                                 -----------            ----
    TOTAL AUSTRALIA.....................          13,395,468            4.8%
                                                 -----------            ----

    AUSTRIA -- (0.6%)
        Other Securities................           1,846,597            0.7%
                                                 -----------            ----

    BELGIUM -- (0.9%)
        Ageas...........................  28,003   1,023,045            0.4%
        Other Securities................           1,650,898            0.6%
                                                 -----------            ----
    TOTAL BELGIUM.......................           2,673,943            1.0%
                                                 -----------            ----

    BRAZIL -- (1.4%)
        Kroton Educacional SA........... 178,300     888,149            0.3%
        Other Securities................           3,067,544            1.1%
                                                 -----------            ----
    TOTAL BRAZIL........................           3,955,693            1.4%
                                                 -----------            ----

    CANADA -- (6.5%)
        First Quantum Minerals, Ltd..... 103,517     983,230            0.4%
        Teck Resources, Ltd. Class B....  48,198   1,040,643            0.4%
        Other Securities................          16,511,927            5.8%
                                                 -----------            ----
    TOTAL CANADA........................          18,535,800            6.6%
                                                 -----------            ----

    CHILE -- (0.3%)
        Other Securities................             820,569            0.3%
                                                 -----------            ----

    CHINA -- (6.6%)
        Other Securities................          18,991,993            6.8%
                                                 -----------            ----

    COLOMBIA -- (0.1%)
        Other Securities................             188,478            0.1%
                                                 -----------            ----

    DENMARK -- (1.4%)
    *   TDC A.S.........................  96,517     532,146            0.2%
        Other Securities................           3,355,721            1.2%
                                                 -----------            ----
    TOTAL DENMARK.......................           3,887,867            1.4%
                                                 -----------            ----

    FINLAND -- (2.1%)
        Neste Oyj.......................  17,647     761,329            0.3%
        Stora Enso Oyj Class R..........  70,796     669,031            0.2%
        UPM-Kymmene Oyj.................  72,885   1,695,415            0.6%
        Other Securities................           3,023,290            1.1%
                                                 -----------            ----
    TOTAL FINLAND.......................           6,149,065            2.2%
                                                 -----------            ----

    FRANCE -- (4.0%)
        Arkema SA.......................   9,229     875,115            0.3%
        Atos SE.........................   5,086     527,792            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        Rexel SA........................  43,153 $   598,499            0.2%
        SCOR SE.........................  23,193     751,073            0.3%
        STMicroelectronics NV...........  87,664     832,020            0.3%
        Technip SA......................  15,411   1,022,827            0.4%
        Other Securities................           6,730,753            2.3%
                                                 -----------           -----
    TOTAL FRANCE........................          11,338,079            4.0%
                                                 -----------           -----

    GERMANY -- (4.5%)
        Lanxess AG......................  11,884     762,058            0.3%
        Osram Licht AG..................  10,639     604,261            0.2%
        Rheinmetall AG..................   8,438     585,748            0.2%
    *   RWE AG..........................  53,047     843,935            0.3%
        Other Securities................           9,983,758            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          12,779,760            4.5%
                                                 -----------           -----

    HONG KONG -- (2.1%)
        Hang Lung Group, Ltd............ 135,000     516,407            0.2%
        Other Securities................           5,470,545            1.9%
                                                 -----------           -----
    TOTAL HONG KONG.....................           5,986,952            2.1%
                                                 -----------           -----

    INDIA -- (4.1%)
        Other Securities................          11,697,767            4.2%
                                                 -----------           -----

    INDONESIA -- (1.0%)
        Other Securities................           2,942,436            1.0%
                                                 -----------           -----

    IRELAND -- (0.5%)
        Smurfit Kappa Group P.L.C.......  34,342     753,542            0.3%
        Other Securities................             735,704            0.2%
                                                 -----------           -----
    TOTAL IRELAND.......................           1,489,246            0.5%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           1,527,113            0.5%
                                                 -----------           -----

    ITALY -- (2.5%)
    #   Fiat Chrysler Automobiles NV....  99,560     729,867            0.3%
        Other Securities................           6,334,151            2.2%
                                                 -----------           -----
    TOTAL ITALY.........................           7,064,018            2.5%
                                                 -----------           -----

    JAPAN -- (17.7%)
        Other Securities................          50,738,692           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           2,613,089            0.9%
                                                 -----------           -----

    MEXICO -- (1.2%)
    *   Cemex S.A.B. de C.V............. 905,938     783,667            0.3%
        Other Securities................           2,518,164            0.9%
                                                 -----------           -----
    TOTAL MEXICO........................           3,301,831            1.2%
                                                 -----------           -----

    NETHERLANDS -- (1.0%)
        APERAM SA.......................  14,890     677,180            0.3%
        Other Securities................           2,176,908            0.7%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           2,854,088            1.0%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities................         $ 1,288,946            0.5%
                                                 -----------            ----

    NORWAY -- (0.8%)
        Other Securities................           2,227,940            0.8%
                                                 -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities................           1,004,770            0.4%
                                                 -----------            ----

    POLAND -- (0.3%)
        Other Securities................             939,013            0.3%
                                                 -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities................             550,784            0.2%
                                                 -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities................           2,206,646            0.8%
                                                 -----------            ----

    SOUTH AFRICA -- (2.0%)
    *   AngloGold Ashanti, Ltd.
         Sponsored ADR..................  47,956     658,916            0.2%
        Other Securities................           5,090,776            1.8%
                                                 -----------            ----
    TOTAL SOUTH AFRICA..................           5,749,692            2.0%
                                                 -----------            ----

    SOUTH KOREA -- (4.9%)
        Other Securities................          14,046,582            5.0%
                                                 -----------            ----

    SPAIN -- (1.3%)
        Banco de Sabadell SA............ 566,408     756,284            0.3%
        Other Securities................           3,087,463            1.1%
                                                 -----------            ----
    TOTAL SPAIN.........................           3,843,747            1.4%
                                                 -----------            ----

    SWEDEN -- (1.8%)
        Other Securities................           5,080,507            1.8%
                                                 -----------            ----

    SWITZERLAND -- (3.4%)
        Baloise Holding AG..............   6,236     767,212            0.3%
    *   Dufry AG........................   4,813     585,538            0.2%
        Helvetia Holding AG.............   1,207     627,959            0.2%
        Swiss Life Holding AG...........   4,696   1,242,715            0.5%
        Other Securities................           6,423,050            2.2%
                                                 -----------            ----
    TOTAL SWITZERLAND...................           9,646,474            3.4%
                                                 -----------            ----

    TAIWAN -- (4.4%)
        Other Securities................          12,698,779            4.5%
                                                 -----------            ----

    THAILAND -- (0.8%)
        Other Securities................           2,273,285            0.8%
                                                 -----------            ----

    TURKEY -- (0.4%)
        Other Securities................           1,037,862            0.4%
                                                 -----------            ----

    UNITED KINGDOM -- (10.4%)
        Barratt Developments P.L.C......  95,492     529,544            0.2%
        Bellway P.L.C...................  25,648     742,208            0.3%
        Coca-Cola HBC AG................  24,514     529,010            0.2%
        Direct Line Insurance Group
         P.L.C.......................... 174,812     739,555            0.3%
        GKN P.L.C....................... 201,823     787,073            0.3%
        Hiscox, Ltd.....................  55,044     687,324            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
UNITED KINGDOM -- (Continued)
     Inchcape P.L.C................................  64,830 $    515,445            0.2%
     J Sainsbury P.L.C............................. 241,161      739,410            0.3%
     Johnson Matthey P.L.C.........................  24,288    1,012,409            0.4%
     Marks & Spencer Group P.L.C................... 150,625      626,719            0.2%
     Persimmon P.L.C...............................  29,335      607,230            0.2%
     Royal Mail P.L.C.............................. 123,358      740,085            0.3%
     Smiths Group P.L.C............................  49,987      866,184            0.3%
     Tate & Lyle P.L.C.............................  57,850      551,713            0.2%
     Travis Perkins P.L.C..........................  34,083      554,511            0.2%
     WM Morrison Supermarkets P.L.C................ 299,653      829,518            0.3%
     Other Securities..............................           18,779,099            6.4%
                                                            ------------           -----
TOTAL UNITED KINGDOM...............................           29,837,037           10.6%
                                                            ------------           -----

UNITED STATES -- (0.0%)
     Other Securities..............................               66,196            0.0%
                                                            ------------           -----
TOTAL COMMON STOCKS................................          277,276,804           98.6%
                                                            ------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
     Other Securities..............................            1,303,313            0.5%
                                                            ------------           -----

CHILE -- (0.0%)
     Other Securities..............................               30,737            0.0%
                                                            ------------           -----

COLOMBIA -- (0.0%)
     Other Securities..............................              129,859            0.0%
                                                            ------------           -----

GERMANY -- (0.2%)
     Other Securities..............................              487,381            0.2%
                                                            ------------           -----

SOUTH KOREA -- (0.0%)
     Other Securities..............................               27,468            0.0%
                                                            ------------           -----
TOTAL PREFERRED STOCKS.............................            1,978,758            0.7%
                                                            ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
     Other Securities..............................                3,794            0.0%
                                                            ------------           -----

HONG KONG -- (0.0%)
     Other Securities..............................                  231            0.0%
                                                            ------------           -----

INDIA -- (0.0%)
     Other Securities..............................                8,078            0.0%
                                                            ------------           -----

SPAIN -- (0.0%)
     Other Securities..............................                1,620            0.0%
                                                            ------------           -----

SWEDEN -- (0.0%)
     Other Securities..............................               13,288            0.0%
                                                            ------------           -----

UNITED KINGDOM -- (0.0%)
     Other Securities..............................               48,844            0.1%
                                                            ------------           -----
TOTAL RIGHTS/WARRANTS..............................               75,855            0.1%
                                                            ------------           -----
TOTAL INVESTMENT SECURITIES........................          279,331,417
                                                            ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (2.5%)
   (S)@   DFA Short Term Investment Fund.. 617,478 $  7,145,456            2.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $272,647,227)................           $286,476,873          101.9%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
 Australia......................          -- $ 13,395,468   --    $ 13,395,468
 Austria........................          --    1,846,597   --       1,846,597
 Belgium........................          --    2,673,943   --       2,673,943
 Brazil......................... $ 3,955,693           --   --       3,955,693
 Canada.........................  18,533,056        2,744   --      18,535,800
 Chile..........................     269,518      551,051   --         820,569
 China..........................     272,255   18,719,738   --      18,991,993
 Colombia.......................     188,478           --   --         188,478
 Denmark........................          --    3,887,867   --       3,887,867
 Finland........................          --    6,149,065   --       6,149,065
 France.........................          --   11,338,079   --      11,338,079
 Germany........................      31,774   12,747,986   --      12,779,760
 Hong Kong......................      39,535    5,947,417   --       5,986,952
 India..........................      28,376   11,669,391   --      11,697,767
 Indonesia......................          --    2,942,436   --       2,942,436
 Ireland........................          --    1,489,246   --       1,489,246
 Israel.........................      20,588    1,506,525   --       1,527,113
 Italy..........................          --    7,064,018   --       7,064,018
 Japan..........................     159,283   50,579,409   --      50,738,692
 Malaysia.......................          --    2,613,089   --       2,613,089
 Mexico.........................   3,301,831           --   --       3,301,831
 Netherlands....................      55,536    2,798,552   --       2,854,088
 New Zealand....................          --    1,288,946   --       1,288,946
 Norway.........................          --    2,227,940   --       2,227,940
 Philippines....................          --    1,004,770   --       1,004,770
 Poland.........................          --      939,013   --         939,013
 Portugal.......................          --      550,784   --         550,784
 Singapore......................      16,121    2,190,525   --       2,206,646
 South Africa...................   1,273,262    4,476,430   --       5,749,692
 South Korea....................      15,289   14,031,293   --      14,046,582
 Spain..........................          --    3,843,747   --       3,843,747
 Sweden.........................          --    5,080,507   --       5,080,507
 Switzerland....................          --    9,646,474   --       9,646,474
 Taiwan.........................          --   12,698,779   --      12,698,779
 Thailand.......................   2,273,285           --   --       2,273,285
 Turkey.........................          --    1,037,862   --       1,037,862
 United Kingdom.................          --   29,837,037   --      29,837,037
 United States..................          --       66,196   --          66,196
Preferred Stocks
 Brazil.........................   1,303,313           --   --       1,303,313
 Chile..........................          --       30,737   --          30,737
 Colombia.......................     129,859           --   --         129,859
 Germany........................          --      487,381   --         487,381
 South Korea....................      27,468           --   --          27,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Rights/Warrants
 Australia......................          -- $      3,794   --    $      3,794
 Hong Kong......................          --          231   --             231
 India..........................          --        8,078   --           8,078
 Spain..........................          --        1,620   --           1,620
 Sweden.........................          --       13,288   --          13,288
 United Kingdom.................          --       48,844   --          48,844
Securities Lending Collateral...          --    7,145,456   --       7,145,456
                                 ----------- ------------   --    ------------
TOTAL........................... $31,894,520 $254,582,353   --    $286,476,873
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
 COMMON STOCKS -- (93.2%)
 AUSTRALIA -- (4.6%)
      Australia & New Zealand Banking
       Group, Ltd.........................   136,042 $  2,872,582            0.2%
      BHP Billiton, Ltd...................   219,729    3,838,848            0.3%
      Commonwealth Bank of Australia......    42,958    2,391,510            0.2%
      National Australia Bank, Ltd........   167,814    3,562,260            0.2%
      Westpac Banking Corp................   198,957    4,600,868            0.3%
      Other Securities....................             62,753,461            3.6%
                                                     ------------            ----
 TOTAL AUSTRALIA..........................             80,019,529            4.8%
                                                     ------------            ----

 AUSTRIA -- (0.4%)
      Other Securities....................              7,680,103            0.5%
                                                     ------------            ----

 BELGIUM -- (1.1%)
      Anheuser-Busch InBev SA.............    39,170    4,495,533            0.3%
      Other Securities....................             14,059,749            0.8%
                                                     ------------            ----
 TOTAL BELGIUM............................             18,555,282            1.1%
                                                     ------------            ----

 BRAZIL -- (1.5%)
      Other Securities....................             26,540,217            1.6%
                                                     ------------            ----

 CANADA -- (6.1%)
      Bank of Montreal....................    43,272    2,752,099            0.2%
      Bank of Nova Scotia (The)...........    50,621    2,721,385            0.2%
      Canadian Natural Resources, Ltd.....    74,149    2,351,265            0.2%
      Royal Bank of Canada................    72,182    4,509,931            0.3%
      Toronto-Dominion Bank (The).........    54,161    2,457,826            0.2%
      Other Securities....................             92,344,997            5.4%
                                                     ------------            ----
 TOTAL CANADA.............................            107,137,503            6.5%
                                                     ------------            ----

 CHILE -- (0.3%)
      Other Securities....................              4,757,960            0.3%
                                                     ------------            ----

 CHINA -- (5.2%)
      China Construction Bank Corp.
       Class H............................ 6,570,000    4,797,721            0.3%
      Industrial & Commercial Bank of
       China, Ltd. Class H................ 4,897,000    2,939,372            0.2%
      Tencent Holdings, Ltd...............    91,900    2,435,563            0.2%
      Other Securities....................             79,872,000            4.7%
                                                     ------------            ----
 TOTAL CHINA..............................             90,044,656            5.4%
                                                     ------------            ----

 COLOMBIA -- (0.1%)
      Other Securities....................              1,515,620            0.1%
                                                     ------------            ----

 CZECH REPUBLIC -- (0.0%)
      Other Securities....................                405,216            0.0%
                                                     ------------            ----

 DENMARK -- (1.3%)
      Other Securities....................             22,550,888            1.4%
                                                     ------------            ----

 EGYPT -- (0.0%)
      Other Securities....................                139,538            0.0%
                                                     ------------            ----

 FINLAND -- (1.2%)
      UPM-Kymmene Oyj.....................   130,315    3,031,323            0.2%
      Other Securities....................             18,204,516            1.1%
                                                     ------------            ----
 TOTAL FINLAND............................             21,235,839            1.3%
                                                     ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.0%)
     BNP Paribas SA................................  50,207 $  2,911,165            0.2%
     Cie Generale des Etablissements Michelin......  28,430    3,079,197            0.2%
     Orange SA..................................... 153,965    2,422,432            0.2%
     Sanofi........................................  39,753    3,093,530            0.2%
     Total SA...................................... 185,779    8,899,725            0.6%
     Other Securities..............................           67,700,511            3.9%
                                                            ------------           -----
TOTAL FRANCE.......................................           88,106,560            5.3%
                                                            ------------           -----

GERMANY -- (4.8%)
     Allianz SE....................................  15,044    2,348,432            0.2%
     BASF SE.......................................  63,703    5,623,571            0.4%
     Bayerische Motoren Werke AG...................  37,367    3,260,101            0.2%
     Daimler AG....................................  84,976    6,062,355            0.4%
     Deutsche Telekom AG........................... 206,421    3,367,804            0.2%
     E.ON SE....................................... 360,877    2,644,815            0.2%
     Other Securities..............................           59,721,059            3.4%
                                                            ------------           -----
TOTAL GERMANY......................................           83,028,137            5.0%
                                                            ------------           -----

GREECE -- (0.0%)
     Other Securities..............................              432,683            0.0%
                                                            ------------           -----

HONG KONG -- (2.1%)
     AIA Group, Ltd................................ 557,400    3,506,604            0.2%
     Other Securities..............................           33,937,074            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           37,443,678            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            1,321,333            0.1%
                                                            ------------           -----

INDIA -- (2.6%)
     Other Securities..............................           46,087,975            2.8%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           11,630,052            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................            6,869,216            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................            7,991,959            0.5%
                                                            ------------           -----

ITALY -- (1.7%)
     Eni SpA....................................... 205,577    2,983,386            0.2%
     Other Securities..............................           26,311,110            1.6%
                                                            ------------           -----
TOTAL ITALY........................................           29,294,496            1.8%
                                                            ------------           -----

JAPAN -- (17.7%)
     Hitachi, Ltd.................................. 498,000    2,654,784            0.2%
     Honda Motor Co., Ltd.......................... 104,700    3,132,792            0.2%
     Nissan Motor Co., Ltd......................... 257,500    2,619,414            0.2%
     Toyota Motor Corp............................. 156,288    9,065,753            0.6%
     Other Securities..............................          291,593,321           17.5%
                                                            ------------           -----
TOTAL JAPAN........................................          309,066,064           18.7%
                                                            ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------    -------   ---------------
  MALAYSIA -- (0.7%)
       Other Securities.....................         $11,274,046            0.7%
                                                     -----------            ----

  MEXICO -- (0.9%)
       Other Securities.....................          16,495,098            1.0%
                                                     -----------            ----

  NETHERLANDS -- (1.9%)
       Koninklijke Ahold Delhaize NV........ 155,008   3,536,098            0.2%
       Koninklijke DSM NV...................  40,578   2,608,131            0.2%
       Other Securities.....................          26,922,912            1.6%
                                                     -----------            ----
  TOTAL NETHERLANDS.........................          33,067,141            2.0%
                                                     -----------            ----

  NEW ZEALAND -- (0.4%)
       Other Securities.....................           7,022,283            0.4%
                                                     -----------            ----

  NORWAY -- (0.6%)
       Other Securities.....................          10,675,154            0.6%
                                                     -----------            ----

  PERU -- (0.0%)
       Other Securities.....................             352,679            0.0%
                                                     -----------            ----

  PHILIPPINES -- (0.3%)
       Other Securities.....................           5,911,104            0.4%
                                                     -----------            ----

  POLAND -- (0.3%)
       Other Securities.....................           5,277,124            0.3%
                                                     -----------            ----

  PORTUGAL -- (0.2%)
       Other Securities.....................           3,621,321            0.2%
                                                     -----------            ----

  RUSSIA -- (0.3%)
       Other Securities.....................           4,682,726            0.3%
                                                     -----------            ----

  SINGAPORE -- (0.8%)
       Other Securities.....................          13,524,076            0.8%
                                                     -----------            ----

  SOUTH AFRICA -- (1.8%)
       Other Securities.....................          31,676,545            1.9%
                                                     -----------            ----

  SOUTH KOREA -- (4.1%)
       Samsung Electronics Co., Ltd.........   7,245  10,362,727            0.7%
       Other Securities.....................          61,042,613            3.6%
                                                     -----------            ----
  TOTAL SOUTH KOREA.........................          71,405,340            4.3%
                                                     -----------            ----

  SPAIN -- (1.8%)
       Banco Bilbao Vizcaya Argentaria SA... 419,111   3,017,052            0.2%
       Banco Santander SA................... 715,205   3,504,525            0.2%
       Other Securities.....................          24,651,683            1.5%
                                                     -----------            ----
  TOTAL SPAIN...............................          31,173,260            1.9%
                                                     -----------            ----

  SWEDEN -- (1.9%)
       Other Securities.....................          33,786,883            2.0%
                                                     -----------            ----

  SWITZERLAND -- (4.5%)
       ABB, Ltd............................. 127,841   2,637,413            0.2%
       Nestle SA............................ 188,507  13,669,372            0.8%
       Novartis AG..........................  47,933   3,401,689            0.2%
       Roche Holding AG.....................  11,852   2,722,186            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.............................     8,330 $    3,333,382            0.2%
    Other Securities........................               53,010,824            3.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               78,774,866            4.8%
                                                       --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co.,
     Ltd. Sponsored ADR.....................   123,087      3,828,006            0.3%
    Other Securities........................               58,897,843            3.5%
                                                       --------------           -----
TOTAL TAIWAN................................               62,725,849            3.8%
                                                       --------------           -----

THAILAND -- (0.7%)
    Other Securities........................               11,481,135            0.7%
                                                       --------------           -----

TURKEY -- (0.3%)
    Other Securities........................                5,328,110            0.3%
                                                       --------------           -----

UNITED KINGDOM -- (10.7%)
    BP P.L.C. Sponsored ADR.................   275,906      9,808,458            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR......   146,019      5,494,695            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................   112,390      5,598,146            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................    91,039      4,762,250            0.3%
    SSE P.L.C...............................   129,263      2,513,266            0.2%
    Vodafone Group P.L.C.................... 1,177,738      3,234,451            0.2%
    Other Securities........................              156,096,346            9.3%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              187,507,612           11.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  593,241            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,628,210,097           98.3%
                                                       --------------           -----

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.7%)
    Other Securities........................               11,035,263            0.7%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                  173,093            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  246,622            0.0%
                                                       --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................    17,044      2,349,951            0.2%
    Other Securities........................                3,111,594            0.2%
                                                       --------------           -----
TOTAL GERMANY...............................                5,461,545            0.4%
                                                       --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities........................                   61,114            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    1,830            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,979,467            1.1%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                   48,457            0.0%
                                                       --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 BRAZIL -- (0.0%)
        Other Securities................           $           80            0.0%
                                                   --------------          ------

 CHINA -- (0.0%)
        Other Securities................                      263            0.0%
                                                   --------------          ------

 INDIA -- (0.0%)
        Other Securities................                   14,019            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   48,645            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                   22,703            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                  110,403            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  244,570            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,645,434,134
                                                   --------------

                                                      VALUE+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (5.8%)
 (S)@   DFA Short Term Investment Fund.. 8,774,063    101,533,454            6.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,755,514,830)..............             $1,746,967,588          105.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------- ------- -------------
Common Stocks
 Australia...................... $    891,056 $  79,128,473   --    $  80,019,529
 Austria........................           --     7,680,103   --        7,680,103
 Belgium........................    4,851,820    13,703,462   --       18,555,282
 Brazil.........................   26,540,217            --   --       26,540,217
 Canada.........................  107,135,128         2,375   --      107,137,503
 Chile..........................    1,106,857     3,651,103   --        4,757,960
 China..........................    6,089,017    83,955,639   --       90,044,656
 Colombia.......................    1,515,620            --   --        1,515,620
 Czech Republic.................           --       405,216   --          405,216
 Denmark........................      189,926    22,360,962   --       22,550,888
 Egypt..........................           --       139,538   --          139,538
 Finland........................      163,491    21,072,348   --       21,235,839
 France.........................    1,670,790    86,435,770   --       88,106,560
 Germany........................    2,997,165    80,030,972   --       83,028,137
 Greece.........................           --       432,683   --          432,683
 Hong Kong......................      137,953    37,305,725   --       37,443,678
 Hungary........................           --     1,321,333   --        1,321,333
 India..........................      941,362    45,146,613   --       46,087,975
 Indonesia......................      203,564    11,426,488   --       11,630,052
 Ireland........................    1,807,573     5,061,643   --        6,869,216
 Israel.........................    2,183,220     5,808,739   --        7,991,959

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
 Italy.......................... $    150,542 $   29,143,954   --    $   29,294,496
 Japan..........................    3,248,558    305,817,506   --       309,066,064
 Malaysia.......................           --     11,274,046   --        11,274,046
 Mexico.........................   16,495,098             --   --        16,495,098
 Netherlands....................    3,265,362     29,801,779   --        33,067,141
 New Zealand....................        9,966      7,012,317   --         7,022,283
 Norway.........................      262,785     10,412,369   --        10,675,154
 Peru...........................      352,679             --   --           352,679
 Philippines....................       28,620      5,882,484   --         5,911,104
 Poland.........................           --      5,277,124   --         5,277,124
 Portugal.......................           --      3,621,321   --         3,621,321
 Russia.........................      390,926      4,291,800   --         4,682,726
 Singapore......................           --     13,524,076   --        13,524,076
 South Africa...................    3,779,428     27,897,117   --        31,676,545
 South Korea....................    1,111,922     70,293,418   --        71,405,340
 Spain..........................      760,670     30,412,590   --        31,173,260
 Sweden.........................       45,801     33,741,082   --        33,786,883
 Switzerland....................    3,055,601     75,719,265   --        78,774,866
 Taiwan.........................    4,081,719     58,644,130   --        62,725,849
 Thailand.......................   11,481,135             --   --        11,481,135
 Turkey.........................       19,248      5,308,862   --         5,328,110
 United Kingdom.................   45,963,618    141,543,994   --       187,507,612
 United States..................      465,821        127,420   --           593,241
Preferred Stocks
 Brazil.........................   11,035,263             --   --        11,035,263
 Chile..........................           --        173,093   --           173,093
 Colombia.......................      246,622             --   --           246,622
 Germany........................           --      5,461,545   --         5,461,545
 South Korea....................       61,114             --   --            61,114
 United Kingdom.................           --          1,830   --             1,830
Rights/Warrants
 Australia......................           --         48,457   --            48,457
 Brazil.........................           --             80   --                80
 China..........................           --            263   --               263
 India..........................           --         14,019   --            14,019
 Spain..........................           --         48,645   --            48,645
 Sweden.........................           --         22,703   --            22,703
 United Kingdom.................           --        110,403   --           110,403
Securities Lending Collateral...           --    101,533,454   --       101,533,454
                                 ------------ --------------   --    --------------
TOTAL........................... $264,737,257 $1,482,230,331   --    $1,746,967,588
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 10,503,349 $189,060,275
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 11,886,670  137,647,634
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,358,062   43,388,342
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $367,362,816).............................................             370,096,251
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.250%
  (Cost $135,220)....................................................    135,220      135,220
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $367,498,036).............................................            $370,231,471
                                                                                 ============

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $370,096,251   --      --    $370,096,251
Temporary Cash Investments......      135,220   --      --         135,220
                                 ------------   --      --    ------------
TOTAL........................... $370,231,471   --      --    $370,231,471
                                 ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,247,010 $124,576,109
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 8,721,975  101,000,470
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,750,059   50,601,077
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $262,973,959).................................            276,177,656
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $262,973,959).................................           $276,177,656
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                    LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                 ------------  -------- ------- ------------
Affiliated Investment Companies. $276,177,656        --   --    $276,177,656
Futures Contracts**.............     (348,246)       --   --        (348,246)
Forward Currency Contracts**....           --  $648,545   --         648,545
                                 ------------  --------   --    ------------
TOTAL........................... $275,829,410  $648,545   --    $276,477,955
                                 ============  ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,914,328,310
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,933,956,774).................................. $4,914,328,310
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,462,433,773
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $5,273,564,309)........................................ $5,462,433,773
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $16,486,353,176
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,575,579,787)....................................... $16,486,353,176
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                    SHARES        VALUE++         OF NET ASSETS**
                                                    ------        -------         ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (6.7%)
    AMBEV SA ADR.................................  12,546,714 $     74,025,613               0.4%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.......................  13,167,642       77,553,781               0.4%
*   Petroleo Brasileiro SA Sponsored ADR.........   3,804,709       44,400,954               0.2%
    Ultrapar Participacoes SA....................   2,067,950       46,859,281               0.3%
    Other Securities.............................                1,072,346,099               5.7%
                                                              ----------------              -----
TOTAL BRAZIL.....................................                1,315,185,728               7.0%
                                                              ----------------              -----

CHILE -- (1.4%)
    Other Securities.............................                  275,769,136               1.5%
                                                              ----------------              -----

CHINA -- (14.1%)
*   Alibaba Group Holding, Ltd. Sponsored ADR....     496,150       50,453,493               0.3%
    Bank of China, Ltd. Class H.................. 150,583,702       67,479,412               0.4%
    China Construction Bank Corp. Class H........ 236,178,302      172,468,432               0.9%
    China Mobile, Ltd............................   3,748,000       42,938,557               0.2%
    China Mobile, Ltd. Sponsored ADR.............   1,846,091      106,021,006               0.6%
    CNOOC, Ltd...................................  34,505,000       43,416,745               0.2%
    Industrial & Commercial Bank of China, Ltd.
     Class H..................................... 172,209,725      103,367,047               0.6%
    Ping An Insurance Group Co. of China, Ltd.
     Class H.....................................  12,889,500       67,844,082               0.4%
    Tencent Holdings, Ltd........................  10,436,500      276,591,471               1.5%
    Other Securities.............................                1,819,775,830               9.6%
                                                              ----------------              -----
TOTAL CHINA......................................                2,750,356,075              14.7%
                                                              ----------------              -----

COLOMBIA -- (0.4%)
    Other Securities.............................                   67,342,330               0.4%
                                                              ----------------              -----

CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                   30,382,918               0.2%
                                                              ----------------              -----

EGYPT -- (0.1%)
    Other Securities.............................                   17,471,189               0.1%
                                                              ----------------              -----

GREECE -- (0.3%)
    Other Securities.............................                   49,673,177               0.3%
                                                              ----------------              -----

HONG KONG -- (0.0%)
    Other Securities.............................                    2,330,709               0.0%
                                                              ----------------              -----

HUNGARY -- (0.3%)
    Other Securities.............................                   62,864,262               0.3%
                                                              ----------------              -----

INDIA -- (12.6%)
    HDFC Bank, Ltd...............................   2,994,559       56,121,149               0.3%
    Housing Development Finance Corp., Ltd.......   2,148,830       44,361,378               0.3%
    Infosys, Ltd.................................   2,997,055       44,946,786               0.3%
#   Infosys, Ltd. Sponsored ADR..................   3,708,004       56,584,141               0.3%
    ITC, Ltd.....................................  12,536,994       45,357,157               0.3%
    Reliance Industries, Ltd.....................   3,320,225       52,171,656               0.3%
    Tata Consultancy Services, Ltd...............   1,537,993       55,052,747               0.3%
    Other Securities.............................                2,112,215,323              11.1%
                                                              ----------------              -----
TOTAL INDIA......................................                2,466,810,337              13.2%
                                                              ----------------              -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
INDONESIA -- (3.2%)
    Astra International Tbk PT.......................... 70,413,000 $     44,424,093               0.3%
    Bank Central Asia Tbk PT............................ 41,064,300       48,823,200               0.3%
    Bank Rakyat Indonesia Persero Tbk PT................ 50,598,500       47,247,330               0.3%
    Other Securities....................................                 487,905,040               2.5%
                                                                    ----------------              -----
TOTAL INDONESIA.........................................                 628,399,663               3.4%
                                                                    ----------------              -----

MALAYSIA -- (3.5%)
    Other Securities....................................                 687,558,992               3.7%
                                                                    ----------------              -----

MEXICO -- (4.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  3,134,148       41,182,704               0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669       60,514,088               0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285       60,012,356               0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,068,930       47,599,899               0.3%
#   Grupo Mexico S.A.B. de C.V. Series B................ 19,578,566       48,063,354               0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391       47,156,251               0.3%
    Other Securities....................................                 521,520,285               2.7%
                                                                    ----------------              -----
TOTAL MEXICO............................................                 826,048,937               4.4%
                                                                    ----------------              -----

PERU -- (0.1%)
    Other Securities....................................                  25,378,230               0.1%
                                                                    ----------------              -----

PHILIPPINES -- (1.5%)
    Other Securities....................................                 291,108,976               1.6%
                                                                    ----------------              -----

POLAND -- (1.5%)
    Other Securities....................................                 285,379,966               1.5%
                                                                    ----------------              -----

RUSSIA -- (1.3%)
    Other Securities....................................                 252,847,002               1.3%
                                                                    ----------------              -----

SOUTH AFRICA -- (7.7%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296       57,038,807               0.3%
    FirstRand, Ltd...................................... 17,937,935       64,321,236               0.4%
    MTN Group, Ltd......................................  9,901,001       85,518,271               0.5%
    Naspers, Ltd. Class N...............................    568,071       95,140,661               0.5%
    Sanlam, Ltd.........................................  9,204,888       44,585,717               0.2%
    Standard Bank Group, Ltd............................  6,015,257       63,853,654               0.3%
#   Steinhoff International Holdings NV.................  9,034,034       48,735,616               0.3%
    Other Securities....................................               1,038,433,994               5.5%
                                                                    ----------------              -----
TOTAL SOUTH AFRICA......................................               1,497,627,956               8.0%
                                                                    ----------------              -----

SOUTH KOREA -- (13.6%)
    Hyundai Motor Co....................................    364,834       44,542,372               0.3%
    NAVER Corp..........................................     62,169       46,512,689               0.3%
    Samsung Electronics Co., Ltd........................    379,401      542,667,873               2.9%
    SK Hynix, Inc.......................................  2,440,058       87,272,625               0.5%
    Other Securities....................................               1,926,609,968              10.1%
                                                                    ----------------              -----
TOTAL SOUTH KOREA.......................................               2,647,605,527              14.1%
                                                                    ----------------              -----

TAIWAN -- (14.1%)
#   Hon Hai Precision Industry Co., Ltd................. 55,950,504      151,131,357               0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 41,147,652      246,941,518               1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                    SHARES       VALUE++         OF NET ASSETS**
                                                    ------       -------         ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR...............................  5,726,641 $    178,098,535               1.0%
    Other Securities.............................               2,177,762,272              11.6%
                                                             ----------------              -----
TOTAL TAIWAN.....................................               2,753,933,682              14.7%
                                                             ----------------              -----

THAILAND -- (3.1%)
    PTT PCL......................................  5,479,380       54,171,455               0.3%
    Other Securities.............................                 554,594,571               2.9%
                                                             ----------------              -----
TOTAL THAILAND...................................                 608,766,026               3.2%
                                                             ----------------              -----

TURKEY -- (1.6%)
    Other Securities.............................                 315,650,023               1.7%
                                                             ----------------              -----
TOTAL COMMON STOCKS..............................              17,858,490,841              95.4%
                                                             ----------------              -----

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    Banco Bradesco SA............................  4,819,172       50,486,564               0.3%
    Banco Bradesco SA ADR........................  4,068,175       42,349,700               0.2%
    Itau Unibanco Holding SA..................... 10,663,754      128,285,762               0.7%
    Itau Unibanco Holding SA ADR.................  6,510,406       77,669,143               0.4%
*   Petroleo Brasileiro SA.......................  9,738,720       53,971,791               0.3%
*   Petroleo Brasileiro SA Sponsored ADR.........  4,323,435       47,817,191               0.3%
    Other Securities.............................                 201,052,509               1.0%
                                                             ----------------              -----
TOTAL BRAZIL.....................................                 601,632,660               3.2%
                                                             ----------------              -----

CHILE -- (0.0%)
    Other Securities.............................                   3,532,418               0.0%
                                                             ----------------              -----

COLOMBIA -- (0.1%)
    Other Securities.............................                  16,088,406               0.1%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                     762,788               0.0%
                                                             ----------------              -----
TOTAL PREFERRED STOCKS...........................                 622,016,272               3.3%
                                                             ----------------              -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                       3,518               0.0%
                                                             ----------------              -----

CHINA -- (0.0%)
    Other Securities.............................                       2,893               0.0%
                                                             ----------------              -----

INDIA -- (0.0%)
    Other Securities.............................                     681,471               0.0%
                                                             ----------------              -----

KOREA -- (0.0%)
    Other Securities.............................                      91,836               0.0%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                   1,028,102               0.0%
                                                             ----------------              -----

TAIWAN -- (0.0%)
    Other Securities.............................                       2,899               0.0%
                                                             ----------------              -----

THAILAND -- (0.0%)
    Other Securities.............................                         502               0.0%
                                                             ----------------              -----
TOTAL RIGHTS/WARRANTS............................                   1,811,221               0.0%
                                                             ----------------              -----
TOTAL INVESTMENT SECURITIES......................              18,482,318,334
                                                             ----------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 89,883,156 $  1,040,127,884               5.6%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,654,071,551).............              $ 19,522,446,218             104.3%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,315,185,728               --   --    $ 1,315,185,728
 Chile..........................     92,720,557  $   183,048,579   --        275,769,136
 China..........................    296,032,195    2,454,323,880   --      2,750,356,075
 Colombia.......................     67,342,330               --   --         67,342,330
 Czech Republic.................             --       30,382,918   --         30,382,918
 Egypt..........................        873,114       16,598,075   --         17,471,189
 Greece.........................             --       49,673,177   --         49,673,177
 Hong Kong......................             --        2,330,709   --          2,330,709
 Hungary........................        297,975       62,566,287   --         62,864,262
 India..........................    118,055,293    2,348,755,044   --      2,466,810,337
 Indonesia......................     29,984,610      598,415,053   --        628,399,663
 Malaysia.......................             --      687,558,992   --        687,558,992
 Mexico.........................    826,048,937               --   --        826,048,937
 Peru...........................     25,378,230               --   --         25,378,230
 Philippines....................      5,316,547      285,792,429   --        291,108,976
 Poland.........................             --      285,379,966   --        285,379,966
 Russia.........................     13,016,138      239,830,864   --        252,847,002
 South Africa...................    145,078,248    1,352,549,708   --      1,497,627,956
 South Korea....................     83,894,614    2,563,710,913   --      2,647,605,527
 Taiwan.........................    205,016,334    2,548,917,348   --      2,753,933,682
 Thailand.......................    608,588,877          177,149   --        608,766,026
 Turkey.........................      2,338,047      313,311,976   --        315,650,023
Preferred Stocks
 Brazil.........................    601,632,660               --   --        601,632,660
 Chile..........................             --        3,532,418   --          3,532,418
 Colombia.......................     16,088,406               --   --         16,088,406
 South Korea....................        762,788               --   --            762,788
Rights/Warrants
 Brazil.........................             --            3,518   --              3,518
 China..........................             --            2,893   --              2,893
 India..........................             --          681,471   --            681,471
 Korea..........................             --           91,836   --             91,836
 South Korea....................             --        1,028,102   --          1,028,102
 Taiwan.........................             --            2,899   --              2,899
 Thailand.......................             --              502   --                502
Securities Lending Collateral...             --    1,040,127,884   --      1,040,127,884
Futures Contracts**.............     (3,446,602)              --   --         (3,446,602)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,450,205,026  $15,068,794,590   --    $19,518,999,616
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE     U.S. LARGE CAP
                                                                      COMPANY        EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                     PORTFOLIO     PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                   ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............           --             --  $   17,646,269              --
Investments at Value (including $0, $53,986, $0 and $1,565,476
 of securities on loan, respectively)............................. $    234,208   $    848,164              --    $  7,975,043
Temporary Cash Investments at Value & Cost........................           --          3,254              --          87,593
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $0, $46,030, $0 and $1,240,328)...............           --         46,037              --       1,240,541
Segregated Cash for Futures Contracts.............................           --             --              --           3,420
Cash..............................................................        8,411             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........           --            180              --          61,483
  Dividends, Interest and Tax Reclaims............................        1,060          1,012              --           2,380
  Securities Lending Income.......................................           --             18              --             432
  Fund Shares Sold................................................          110            539          38,325           5,191
Prepaid Expenses and Other Assets.................................           16             22             114              58
                                                                   ------------   ------------  --------------    ------------
     Total Assets.................................................      243,805        899,226      17,684,708       9,376,141
                                                                   ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................           --         46,029              --       1,240,317
  Investment Securities/Affiliated Investment Company
   Purchased......................................................        4,829          1,147              --          57,171
  Fund Shares Redeemed............................................           72            562           8,422           7,221
  Due to Advisor..................................................           40            109           2,260           2,439
  Futures Margin Variation........................................          427             --              --             141
Accrued Expenses and Other Liabilities............................           24             56             773             563
                                                                   ------------   ------------  --------------    ------------
     Total Liabilities............................................        5,392         47,903          11,455       1,307,852
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $35,661 and shares outstanding of 0; 0; 0 and 1,677,570,
 respectively.....................................................          N/A            N/A             N/A    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $147,945 and shares outstanding of 0; 0; 0 and 6,990,693,
 respectively.....................................................          N/A            N/A             N/A    $      21.16
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $238,413;
 $851,323; $17,673,253 and $7,884,683 and shares
 outstanding of 19,513,163; 65,183,149; 541,624,567 and
 370,883,194, respectively........................................ $      12.22   $      13.06  $        32.63    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                   ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost.............. $         --   $         --  $   13,161,852    $         --
                                                                   ------------   ------------  --------------    ------------
Investments at Cost............................................... $    234,200   $    793,916  $           --    $  7,084,402
                                                                   ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    231,408   $    806,457  $   12,720,635    $  6,878,063
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          201          1,887          18,983           1,417
Accumulated Net Realized Gain (Loss)..............................        6,558        (11,276)        449,218         299,994
Net Unrealized Appreciation (Depreciation)........................          246         54,255       4,484,417         888,815
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,943,046,
 $1,995,032, $2,369,893 and $656,011 of securities
 on loan, respectively)..............................  $   12,291,970  $   14,795,874 $   16,664,191 $    3,787,413
Temporary Cash Investments at Value & Cost...........         283,404         164,854        183,777         37,304
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,801,739,
 $1,416,026, $1,864,887 and $509,259)................       1,802,024       1,416,231      1,865,190        509,342
Segregated Cash for Futures Contracts................          12,321           5,040          5,670          1,305
Receivables:
  Investment Securities Sold.........................          86,220           2,721         11,313            821
  Dividends and Interest.............................           3,198          14,707         16,403          2,747
  Securities Lending Income..........................             507             637            832            224
  Fund Shares Sold...................................           5,780           9,283          9,566          1,859
Prepaid Expenses and Other Assets....................             116             172            115             26
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,485,540      16,409,519     18,757,057      4,341,041
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,801,676       1,415,949      1,864,857        509,255
  Investment Securities Purchased....................          51,203          21,930         31,705          2,159
  Fund Shares Redeemed...............................          12,581           8,277          5,348          5,688
  Due to Advisor.....................................           5,485           2,168          2,882            988
  Futures Margin Variation...........................             507             207            233             54
Accrued Expenses and Other Liabilities...............             903             829            986            250
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,872,355       1,449,360      1,906,011        518,394
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,613,185; $14,960,159; $16,851,046 and
 $3,822,647 and shares outstanding of
 385,110,575; 831,236,058; 980,473,669 and
 239,934,633, respectively...........................  $        32.75  $        18.00 $        17.19 $        15.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,085,942  $   11,326,017 $   12,434,154 $    2,892,649
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,878,016  $   11,386,149 $   12,472,449 $    2,824,977
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          (1,771)         33,644         26,714            150
Accumulated Net Realized Gain (Loss).................         534,573          73,528        125,173        103,508
Net Unrealized Appreciation (Depreciation)...........       2,202,367       3,466,838      4,226,710        894,012
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,734,250, $866,990,
 $601,613 and $199,224 of securities on loan,
 respectively).............................................. $   12,824,777 $    5,046,074 $  7,193,577  $  3,473,508
Temporary Cash Investments at Value & Cost..................        159,360         42,876       67,517            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $2,565,207, $804,677,
 $461,489 and $207,749).....................................      2,565,605        804,805      461,557       207,774
Segregated Cash for Futures Contracts.......................          5,903          2,709        2,412         1,473
Foreign Currencies at Value.................................             --             --           --        10,328
Cash........................................................             --             --           --        27,839
Receivables:
  Investment Securities Sold................................         14,794         52,190          154        19,362
  Dividends, Interest and Tax Reclaims......................          3,059          1,582        5,834        11,545
  Securities Lending Income.................................          1,155            358           90           253
  Fund Shares Sold..........................................         10,547          2,483        4,054         1,824
  Futures Margin Variation..................................             79              3           --            --
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             2
Prepaid Expenses and Other Assets...........................             89             38           65            22
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     15,585,368      5,953,118    7,735,260     3,753,930
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,565,111        804,670      461,482       207,738
  Investment Securities Purchased...........................         27,611         13,328        8,118        15,610
  Fund Shares Redeemed......................................         10,670          4,200        3,938         1,760
  Due to Advisor............................................          3,878          2,222          983           750
  Futures Margin Variation..................................             --             --           99            19
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            10
Accrued Expenses and Other Liabilities......................            899            375          460           268
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,608,169        824,795      475,080       226,155
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,977,199; $5,128,323; $7,260,180 and $3,527,775
 and shares outstanding of 430,635,066; 275,979,542;
 211,528,474 and 180,746,924, respectively.................. $        30.14 $        18.58 $      34.32  $      19.52
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $   10,736,611 $    3,760,525 $  5,088,981  $  3,240,449
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $     10,325
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,544,580 $    3,590,798 $  5,130,102  $  3,512,948
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,738          1,818       39,022        11,729
Accumulated Net Realized Gain (Loss)........................        345,607        251,692      (12,090)     (228,787)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (332)
Net Unrealized Appreciation (Depreciation)..................      2,084,274      1,284,015    2,103,146       232,217
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           INTERNATIONAL                 ASIA PACIFIC
                                                           INTERNATIONAL       SMALL      JAPANESE SMALL    SMALL
                                                            CORE EQUITY       COMPANY        COMPANY       COMPANY
                                                            PORTFOLIO*       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                          --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   10,294,008   $    509,655  $    251,675
Investments at Value (including $1,202,449, $0, $0 and
 $0 of securities on loan, respectively)................. $   16,737,241              --             --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $1,236,430, $0, $0 and
 $0).....................................................      1,236,638              --             --            --
Segregated Cash for Futures Contracts....................          6,030           3,866             --            --
Foreign Currencies at Value..............................         23,403              --             --            --
Cash.....................................................        158,681          97,178             --            --
Receivables:
  Investment Securities Sold.............................            489              --             --            --
  Dividends, Interest and Tax Reclaims...................         49,672              --             --            --
  Securities Lending Income..............................          2,314              --             --            --
  Fund Shares Sold.......................................         21,215           2,600             --            17
Prepaid Expenses and Other Assets........................            158             110              8             8
                                                          --------------  --------------   ------------  ------------
     Total Assets........................................     18,235,841      10,397,762        509,663       251,700
                                                          --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      1,236,407              --             --            --
  Investment Securities Purchased........................          1,463              --             --            --
  Fund Shares Redeemed...................................          8,573           6,350             67            25
  Due to Advisor.........................................          5,034           3,567            170            87
  Futures Margin Variation...............................            248               2             --            --
Accrued Expenses and Other Liabilities...................          1,105             482             13            13
                                                          --------------  --------------   ------------  ------------
     Total Liabilities...................................      1,252,830          10,401            250           125
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,983,011; $10,387,361; $509,413 and $251,575
 and shares outstanding of 1,466,221,305;
 584,367,957; 22,135,681 and 11,829,539,
 respectively............................................ $        11.58  $        17.78   $      23.01  $      21.27
                                                          ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                          ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $           --  $    9,548,011   $    438,859  $    260,212
                                                          --------------  --------------   ------------  ------------
Investments at Cost...................................... $   16,261,978  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
Foreign Currencies at Cost............................... $       23,405  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   16,830,111  $    9,407,620   $    470,614  $    281,710
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         49,229         (18,870)         2,402           511
Accumulated Net Realized Gain (Loss).....................       (367,321)        256,462        (34,243)      (22,109)
Net Unrealized Foreign Exchange Gain (Loss)..............         (1,529)         (1,059)          (156)           --
Net Unrealized Appreciation (Depreciation)...............        472,521         743,208         70,796        (8,537)
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA
                                                       UNITED      CONTINENTAL   INTERNATIONAL    DFA GLOBAL          DFA
                                                    KINGDOM SMALL     SMALL       REAL ESTATE     REAL ESTATE    INTERNATIONAL
                                                       COMPANY       COMPANY      SECURITIES      SECURITIES       SMALL CAP
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO*       PORTFOLIO    VALUE PORTFOLIO*
                                                    ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $     32,369  $    292,249              --  $    3,297,633               --
Investments at Value (including $0, $0, $153,418,
 $33,099 and $894,648 of securities on loan,
 respectively).....................................           --            --  $    4,110,144       1,593,183   $   12,810,566
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $157,915, $34,022 and $947,349)...................           --            --         157,926          34,028          947,513
Segregated Cash for Futures Contracts..............           --            --           1,238              --            5,653
Foreign Currencies at Value........................           --            --          18,761             120           51,381
Cash...............................................           --            --          39,036          10,382           95,845
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................           --            --             577              --           16,986
  Dividends, Interest and Tax Reclaims.............           --            --          14,191           1,322           43,106
  Securities Lending Income........................           --            --             128              10            1,924
  Fund Shares Sold.................................           22             8           2,545           5,285           14,151
Unrealized Gain on Foreign Currency Contracts......           --            --              --              --                8
Prepaid Expenses and Other Assets..................           18            11              21              65               77
                                                    ------------  ------------  --------------  --------------   --------------
     Total Assets..................................       32,409       292,268       4,344,567       4,942,028       13,987,210
                                                    ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................           --            --         157,910          34,018          947,321
  Investment Securities/Affiliated Investment
   Company Purchased...............................           --            --           2,811           5,093           14,693
  Fund Shares Redeemed.............................           72            32           1,000          13,564            7,184
  Due to Advisor...................................           10           108             891             162            7,191
  Futures Margin Variation.........................           --            --              51              --              174
Unrealized Loss on Foreign Currency Contracts......           --            --               1              --               --
Accrued Expenses and Other Liabilities.............            4            11             280             236              918
                                                    ------------  ------------  --------------  --------------   --------------
     Total Liabilities.............................           86           151         162,944          53,073          977,481
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $32,323; $292,117; $4,181,623; $4,888,955
 and $13,009,729 and shares outstanding of
 1,187,810; 13,601,917; 799,639,322;
 450,869,182 and 673,643,118, respectively......... $      27.21  $      21.48  $         5.23  $        10.84   $        19.31
                                                    ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED........................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                    ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $     30,008  $    254,355  $           --  $    2,659,558   $           --
                                                    ------------  ------------  --------------  --------------   --------------
Investments at Cost................................ $         --  $         --  $    3,978,565  $    1,534,743   $   11,737,020
                                                    ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost......................... $         --  $         --  $       18,681  $          117   $       51,989
                                                    ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $     28,283  $    264,520  $    4,440,849  $    4,154,717   $   11,585,752
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............          199           227        (148,335)         61,223          (39,951)
Accumulated Net Realized Gain (Loss)...............        1,478       (10,637)       (241,893)        (23,508)         395,817
Net Unrealized Foreign Exchange Gain (Loss)........            2           113            (364)             --           (1,533)
Net Unrealized Appreciation (Depreciation).........        2,361        37,894         131,366         696,523        1,069,644
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                          INTERNATIONAL                 WORLD EX U.S.  WORLD EX U.S.
                                                          VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE  CORE EQUITY
                                                           PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*    PORTFOLIO*
                                                          ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................           --   $    188,212              --            --
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)........................................... $  1,847,916             --    $    279,331  $  1,645,434
Temporary Cash Investments at Value & Cost...............           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................      144,254             --           7,145       101,533
Foreign Currencies at Value..............................        4,420             --           1,028         2,874
Cash.....................................................          284             43              18         3,306
Receivables:
  Investment Securities Sold.............................          851             --             661            61
  Dividends, Interest and Tax Reclaims...................        5,604             --             661         3,976
  Securities Lending Income..............................          273             --              22           239
  Fund Shares Sold.......................................        1,028             --             308         1,741
  From Advisor...........................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts............           --             --               1            --
Prepaid Expenses and Other Assets........................           31             12              22            18
                                                          ------------   ------------    ------------  ------------
     Total Assets........................................    2,004,661        188,267         289,197     1,759,182
                                                          ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      144,226             --           7,144       101,515
  Investment Securities Purchased........................        1,285             --             259            80
  Fund Shares Redeemed...................................        1,815             52             383           545
  Due to Advisor.........................................          711             54             141           393
Unrealized Loss on Foreign Currency Contracts............            2             --               1            --
Accrued Expenses and Other Liabilities...................          148              7              57           204
                                                          ------------   ------------    ------------  ------------
     Total Liabilities...................................      148,187            113           7,985       102,737
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      10.78   $      10.31    $      12.04  $       9.93
                                                          ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..............................  500,000,000    100,000,000     100,000,000   500,000,000
                                                          ============   ============    ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $         --   $    188,081    $         --  $         --
                                                          ------------   ------------    ------------  ------------
Investments at Cost...................................... $  1,755,367   $         --    $    265,503  $  1,653,999
                                                          ============   ============    ============  ============
Foreign Currencies at Cost............................... $      4,427   $         --    $      1,031  $      2,878
                                                          ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $  1,756,001   $    190,641    $    274,788  $  1,673,173
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        4,967            737             882         4,174
Accumulated Net Realized Gain (Loss).....................        3,124         (3,306)         (8,262)      (12,234)
Net Unrealized Foreign Exchange Gain (Loss)..............         (184)           (48)            (22)         (116)
Net Unrealized Appreciation (Depreciation)...............       92,566            130          13,826        (8,552)
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============

                                                           WORLD CORE
                                                             EQUITY
                                                           PORTFOLIO
                                                          ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    370,096
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)...........................................           --
Temporary Cash Investments at Value & Cost...............          135
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................           --
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................            2
  From Advisor...........................................            8
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           15
                                                          ------------
     Total Assets........................................      370,256
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................           --
  Fund Shares Redeemed...................................            6
  Due to Advisor.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................           21
                                                          ------------
     Total Liabilities...................................           27
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      13.14
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $    367,363
                                                          ------------
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    369,759
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          205
Accumulated Net Realized Gain (Loss).....................       (2,468)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............        2,733
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============

----------
*See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              SELECTIVELY
                                                             HEDGED GLOBAL   EMERGING      EMERGING       EMERGING
                                                                EQUITY        MARKETS    MARKETS SMALL  MARKETS VALUE
                                                               PORTFOLIO     PORTFOLIO   CAP PORTFOLIO    PORTFOLIO
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    276,178  $  4,914,328  $  5,462,434  $   16,486,353
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....           --            --            --              --
Segregated Cash for Futures Contracts.......................          572            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,553            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           40         5,121         2,266           5,442
Unrealized Gain on Forward Currency Contracts...............          847            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           13            32            42             103
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      290,203     4,919,481     5,464,742      16,491,898
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           66         2,214         2,976          83,446
  Due to Advisor............................................           --         1,667         2,098           5,568
  Futures Margin Variation..................................           23            --            --              --
Unrealized Loss on Forward Currency Contracts...............          198            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           12           200           159             640
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................          299         4,081         5,233          89,654
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................          N/A           N/A           N/A  $        24.71
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $      13.67  $      24.12  $      20.39  $        24.84
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    262,974  $  3,933,957  $  5,273,564  $   17,575,580
                                                             ------------  ------------  ------------  --------------
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    270,820  $  4,153,898  $  5,139,325  $   18,602,540
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        4,245         3,519        12,479         (49,300)
Accumulated Net Realized Gain (Loss)........................        1,334      (222,448)      118,721      (1,061,981)
Net Unrealized Foreign Exchange Gain (Loss).................          649            60           114             212
Net Unrealized Appreciation (Depreciation)..................       12,856       980,371       188,870      (1,089,227)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============

                                                                EMERGING
                                                              MARKETS CORE
                                                                 EQUITY
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............ $   18,482,318
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....      1,040,128
Segregated Cash for Futures Contracts.......................          6,871
Foreign Currencies at Value.................................         98,558
Cash........................................................        139,308
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................            634
  Dividends, Interest and Tax Reclaims......................         12,373
  Securities Lending Income.................................          5,094
  Fund Shares Sold..........................................         15,651
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................             85
                                                             --------------
    Total Assets............................................     19,801,021
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,039,932
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         28,037
  Fund Shares Redeemed......................................          9,734
  Due to Advisor............................................          8,700
  Futures Margin Variation..................................             80
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              1
Accrued Expenses and Other Liabilities......................          1,571
                                                             --------------
    Total Liabilities.......................................      1,088,055
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $        18.40
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             --------------
Investments at Cost......................................... $   17,614,120
                                                             ==============
Foreign Currencies at Cost.................................. $       98,578
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   18,639,428
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         11,774
Accumulated Net Realized Gain (Loss)........................       (803,309)
Net Unrealized Foreign Exchange Gain (Loss).................            166
Net Unrealized Appreciation (Depreciation)..................        864,907
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           ENHANCED
                                                                          U.S. LARGE U.S. LARGE U.S. LARGE U.S. TARGETED
                                                                           COMPANY   CAP EQUITY CAP VALUE      VALUE
                                                                          PORTFOLIO  PORTFOLIO  PORTFOLIO*   PORTFOLIO
                                                                          ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $17 and $0,
    respectively)........................................................       --         --    $404,068          --
   Income from Securities Lending........................................       --         --       2,879          --
   Expenses Allocated from Affiliated Investment Company.................       --         --     (18,139)         --
                                                                            ------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --         --     388,808          --
                                                                            ------    -------    --------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $63,
   respectively).........................................................       --    $16,204          --    $114,601
  Interest...............................................................   $2,157         --          --          --
  Income from Securities Lending.........................................       --        178          --       6,652
                                                                            ------    -------    --------    --------
     Total Investment Income.............................................    2,157     16,382          --     121,253
                                                                            ------    -------    --------    --------
FUND EXPENSES
  Investment Management Fees.............................................      418      1,135      40,630      26,301
  Accounting & Transfer Agent Fees.......................................       15         45          95         420
  S&P 500(R) Fees........................................................        8         --          --          --
  Custodian Fees.........................................................        5         --          --          74
  Shareholder Servicing Fees                                                                                       --
   Class R1 Shares.......................................................       --         --          --          35
   Class R2 Shares.......................................................       --         --          --         365
  Filing Fees............................................................       26         61         444         259
  Shareholders' Reports..................................................        7         17         416         322
  Directors'/Trustees' Fees & Expenses...................................        1          5         112          52
  Professional Fees......................................................        5         16          33         149
  Other..................................................................        8         28          94         232
                                                                            ------    -------    --------    --------
     Total Expenses......................................................      493      1,307      41,824      28,209
                                                                            ------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................       --         28     (16,252)         --
  Fees Paid Indirectly (Note C)..........................................       (6)        --          --          --
                                                                            ------    -------    --------    --------
  Net Expenses...........................................................      487      1,335      25,572      28,209
                                                                            ------    -------    --------    --------
  NET INVESTMENT INCOME (LOSS)...........................................    1,670     15,047     363,236      93,044
                                                                            ------    -------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................      (59)    (9,470)    447,750     310,791
   Futures...............................................................    7,848         --      17,635       6,695
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................      118     22,964     (11,625)    (32,158)
   Futures...............................................................     (557)        --      (3,292)     (2,039)
                                                                            ------    -------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    7,350     13,494     450,468     283,289
                                                                            ------    -------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $9,020    $28,541    $813,704    $376,333
                                                                            ======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL U.S. CORE U.S. CORE U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1  EQUITY 2    EQUITY
                                                                       PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                                                       ---------- --------- --------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $80, $49, $60 and $19,
   respectively)......................................................  $176,347  $278,853  $316,205   $ 68,324
  Income from Securities Lending......................................     8,445     8,606    11,265      3,297
                                                                        --------  --------  --------   --------
     Total Investment Income..........................................   185,792   287,459   327,470     71,621
                                                                        --------  --------  --------   --------
EXPENSES
  Investment Management Fees..........................................    60,645    23,598    31,418     10,982
  Accounting & Transfer Agent Fees....................................       669       765       865        205
  Custodian Fees......................................................       120       117       135         25
  Filing Fees.........................................................       340       490       504        113
  Shareholders' Reports...............................................       344       240       285        114
  Directors'/Trustees' Fees & Expenses................................        84        95       108         25
  Professional Fees...................................................       243       278       316         75
  Other...............................................................       378       432       488        121
                                                                        --------  --------  --------   --------
     Total Expenses...................................................    62,823    26,015    34,119     11,660
                                                                        --------  --------  --------   --------
  NET INVESTMENT INCOME (LOSS)........................................   122,969   261,444   293,351     59,961
                                                                        --------  --------  --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   533,632    71,932   110,911    103,375
    Futures...........................................................    42,945    14,545    16,424      3,911
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   (45,822)  193,308   180,375    (37,035)
    Futures...........................................................    (3,946)   (3,224)   (3,630)      (835)
                                                                        --------  --------  --------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................   526,809   276,561   304,080     69,416
                                                                        --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $649,778  $538,005  $597,431   $129,377
                                                                        ========  ========  ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA REAL
                                                                                              ESTATE     LARGE CAP
                                                                 U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $39, $9, $0 and
   $8,961, respectively).......................................   $161,627      $ 63,399     $233,312    $ 101,033
  Income from Securities Lending...............................     16,878         5,807          784        3,010
                                                                  --------      --------     --------    ---------
     Total Investment Income...................................    178,505        69,206      234,096      104,043
                                                                  --------      --------     --------    ---------
EXPENSES
  Investment Management Fees...................................     40,791        24,790       11,950        8,053
  Accounting & Transfer Agent Fees.............................        642           276          388          189
  Custodian Fees...............................................         97            36           68          316
  Filing Fees..................................................        445           107          173          127
  Shareholders' Reports........................................        311           135          246          136
  Directors'/Trustees' Fees & Expenses.........................         79            35           48           22
  Professional Fees............................................        229           102          142          113
  Other........................................................        354           163          199          141
                                                                  --------      --------     --------    ---------
     Total Expenses............................................     42,948        25,644       13,214        9,097
                                                                  --------      --------     --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (561)          --
  Fees Paid Indirectly (Note C)................................         --            --           --         (110)
                                                                  --------      --------     --------    ---------
  Net Expenses.................................................     42,948        25,644       12,653        8,987
                                                                  --------      --------     --------    ---------
  NET INVESTMENT INCOME (LOSS).................................    135,557        43,562      221,443       95,056
                                                                  --------      --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................    362,082       265,995       90,717       40,972
    Futures....................................................     18,220         4,507        6,786        2,587
    Foreign Currency Transactions..............................         --            --           --         (670)
    Forward Currency Contracts.................................         --            --           --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     11,454       (93,832)     133,266     (163,381)
    Futures....................................................     (4,290)       (1,662)      (1,518)        (870)
    Translation of Foreign Currency Denominated Amounts........         --            --           --         (284)
                                                                  --------      --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................    387,466       175,008      229,251     (121,647)
                                                                  --------      --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $523,023      $218,570     $450,694    $ (26,591)
                                                                  ========      ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL  JAPANESE  ASIA PACIFIC
                                                                          INTERNATIONAL     SMALL       SMALL       SMALL
                                                                           CORE EQUITY     COMPANY     COMPANY     COMPANY
                                                                            PORTFOLIO    PORTFOLIO*   PORTFOLIO*  PORTFOLIO*
                                                                          ------------- ------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $20,552, $939 and
     $212, respectively).................................................         --      $262,595     $ 8,477     $ 8,411
    Income from Securities Lending.......................................         --        27,016         930         818
    Expenses Allocated from Affiliated Investment Companies..............         --       (12,006)       (570)       (291)
                                                                            --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --       277,605       8,837       8,938
                                                                            --------      --------     -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $40,187, $0, $0 and $0,
   respectively).........................................................   $463,144            --          --          --
  Income from Securities Lending.........................................     26,239            --          --          --
                                                                            --------      --------     -------     -------
     Total Investment Income.............................................    489,383            --          --          --
                                                                            --------      --------     -------     -------
FUND EXPENSES
  Investment Management Fees.............................................     53,516        38,540       2,232       1,120
  Accounting & Transfer Agent Fees.......................................        851            58           5           4
  Custodian Fees.........................................................      1,623             6          --          --
  Filing Fees............................................................        749           279          19          21
  Shareholders' Reports..................................................        400           280           7           5
  Directors'/Trustees' Fees & Expenses...................................        104            66           3           2
  Professional Fees......................................................        414            66           1          --
  Other..................................................................        620            77           3           3
                                                                            --------      --------     -------     -------
     Total Expenses......................................................     58,277        39,372       2,270       1,155
                                                                            --------      --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --            --        (446)       (224)
  Fees Paid Indirectly (Note C)..........................................       (585)           --          --          --
                                                                            --------      --------     -------     -------
  Net Expenses...........................................................     57,692        39,372       1,824         931
                                                                            --------      --------     -------     -------
  NET INVESTMENT INCOME (LOSS)...........................................    431,691       238,233       7,013       8,007
                                                                            --------      --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    (84,212)      261,664      20,065      (4,191)
    Futures..............................................................     19,275        17,796          --          --
    Foreign Currency Transactions........................................        (72)          673         326          49
    Forward Currency Contracts...........................................         (3)           --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (7,083)       13,423      33,546      30,333
    Futures..............................................................     (2,948)       (2,771)         --          --
    Translation of Foreign Currency Denominated Amounts..................     (1,251)         (814)       (100)          4
                                                                            --------      --------     -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    (76,294)      289,971      53,837      26,195
                                                                            --------      --------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $355,397      $528,204     $60,850     $34,202
                                                                            ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                      UNITED                    DFA                       DFA
                                                     KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                      SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                     COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                    PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated
   Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
    $1, $1,000, $0, $1 and $0, respectively).......  $ 1,468     $ 6,890            --    $ 42,420            --
   Income from Securities Lending..................       31       1,089            --          --            --
   Expenses Allocated from Affiliated Investment
    Company........................................      (40)       (392)           --          --            --
 Income Distributions Received from Affiliated
   Investment Companies............................       --          --            --      71,889            --
                                                     -------     -------     ---------    --------     ---------
    Total Net Investment Income Received from
      Affiliated Investment Company................    1,459       7,587            --     114,309            --
                                                     -------     -------     ---------    --------     ---------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0,
   $0, $17,637, $0 and $29,147, respectively)......       --          --     $ 151,831          --     $ 353,979
 Interest..........................................       --          --            --          44            --
 Income from Securities Lending....................       --          --         1,972         192        24,293
                                                     -------     -------     ---------    --------     ---------
    Total Fund Investment Income...................       --          --       153,803         236       378,272
                                                     -------     -------     ---------    --------     ---------
FUND EXPENSES
 Investment Management Fees........................      168       1,521         9,646       9,072        80,458
 Accounting & Transfer Agent Fees..................        4           4           225          96           692
 Custodian Fees....................................       --          --           404          25         1,740
 Filing Fees.......................................       21          26           137         203           257
 Shareholders' Reports.............................        3           8           121         220           381
 Directors'/Trustees' Fees & Expenses..............       --           2            26          30            86
 Professional Fees.................................        1           1           107          37           353
 Other.............................................       --           4           126          51           526
                                                     -------     -------     ---------    --------     ---------
    Total Expenses.................................      197       1,566        10,792       9,734        84,493
                                                     -------     -------     ---------    --------     ---------
 Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................      (40)       (304)           --      (6,179)           --
 Fees Paid Indirectly (Note C).....................       --          --          (119)         --          (296)
                                                     -------     -------     ---------    --------     ---------
 Net Expenses......................................      157       1,262        10,673       3,555        84,197
                                                     -------     -------     ---------    --------     ---------
 NET INVESTMENT INCOME (LOSS)......................    1,302       6,325       143,130     110,990       294,075
                                                     -------     -------     ---------    --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**....................    2,090       6,536        (1,596)     14,561       414,975
   Futures.........................................       --          50         4,432         757        29,217
   Foreign Currency Transactions...................      (25)        (31)          540           7         7,305
   Forward Currency Contracts......................       --          --            48          --            27
   In-Kind Redemptions.............................       --          --            --          --        29,398
 Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency......   (8,433)      5,988      (118,705)     61,152      (242,603)
   Futures.........................................       --           2          (304)         --        (3,458)
   Translation of Foreign Currency Denominated
    Amounts........................................       (2)         (3)         (367)         --        (1,796)
                                                     -------     -------     ---------    --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)...........   (6,370)     12,542      (115,952)     76,477       233,065
                                                     -------     -------     ---------    --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(5,068)    $18,867     $  27,178    $187,467     $ 527,140
                                                     =======     =======     =========    ========     =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gains tax withheld of $0, $0, $92, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                           WORLD EX U.S.
                                                               INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                               VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                                 PORTFOLIO    PORTFOLIO*     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                               ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $492,
    $0, $0 and $0, respectively)..............................         --       $ 5,381            --            --          --
   Income from Securities Lending.............................         --           201            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (304)           --            --          --
  Income Distributions Received from Affiliated Investment
   Companies..................................................         --           588            --            --     $ 6,062
                                                                  -------       -------       -------       -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         5,866            --            --       6,062
                                                                  -------       -------       -------       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $4,468, $0,
   $597, $3,996 and $0, respectively).........................    $51,558            --       $ 6,847       $42,011           1
  Income from Securities Lending..............................      3,343            --           266         2,478          --
                                                                  -------       -------       -------       -------     -------
     Total Investment Income..................................     54,901            --         7,113        44,489           1
                                                                  -------       -------       -------       -------     -------
FUND EXPENSES
  Investment Management Fees..................................      7,682           794         1,404         5,663         834
  Accounting & Transfer Agent Fees............................        107             4            26            94           4
  Custodian Fees..............................................        242             4           308           602           1
  Filing Fees.................................................        114            25            60           123          61
  Shareholders' Reports.......................................         78             4             7            68           4
  Directors'/Trustees' Fees & Expenses........................         12             1             2             9           2
  Professional Fees...........................................         46             4            19            56           2
  Other.......................................................         88             2            27            73          --
                                                                  -------       -------       -------       -------     -------
     Total Expenses...........................................      8,369           838         1,853         6,688         908
                                                                  -------       -------       -------       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...................................................         --          (385)           --           (34)       (794)
  Fees Paid Indirectly (Note C)...............................        (19)            1            (4)          (26)         --
                                                                  -------       -------       -------       -------     -------
  Net Expenses................................................      8,350           454         1,849         6,628         114
                                                                  -------       -------       -------       -------     -------
  NET INVESTMENT INCOME (LOSS)................................     46,551         5,412         5,264        37,861       5,949
                                                                  -------       -------       -------       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           256            --            --       1,313
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................      4,157        (2,948)        6,843        (2,134)     (2,896)
   Futures....................................................        182           112            --          (629)         --
   Foreign Currency Transactions..............................        127            85           124           189          --
   Forward Currency Contracts.................................        (44)           --             8            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................     16,206         7,285         5,177        47,901          --
   Affiliated Investment Companies Shares.....................         --           148            --            --       9,340
   Futures....................................................         --           (19)           --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................       (165)          (11)          (20)         (103)         --
                                                                  -------       -------       -------       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................     20,463         4,908        12,132        45,224       7,757
                                                                  -------       -------       -------       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................    $67,014       $10,320       $17,396       $83,085     $13,706
                                                                  =======       =======       =======       =======     =======

----------
* A portion of Investment Income and a portion of Realized and Unrealized Gain
  (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                 SELECTIVELY                      EMERGING        EMERGING
                                                   HEDGED        EMERGING         MARKETS         MARKETS
                                                GLOBAL EQUITY    MARKETS         SMALL CAP         VALUE
                                                  PORTFOLIO     PORTFOLIO*       PORTFOLIO*      PORTFOLIO*
                                                -------------   ----------       ----------      ----------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............       --        $ 109,056        $117,674        $  396,366
   Interest....................................       --               56              46                24
   Income from Securities Lending..............       --            6,581          38,125            30,263
   Expenses Allocated from Affiliated
    Investment Companies.......................       --           (6,819)        (13,037)          (23,422)
 Income Distributions Received from
   Affiliated Investment Companies.............    $ 5,430             --               --               --
                                                   -------      ---------         --------        ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....      5,430        108,874          142,808          403,231
                                                   -------      ---------         --------        ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................         37             --               --               --
 Income from Securities Lending................         --             --               --               --
                                                   -------      ---------         --------        ----------
    Total Fund Investment Income...............         37             --               --               --
                                                   -------      ---------         --------        ----------
FUND EXPENSES
 Investment Management Fees....................        799         22,217           32,167           74,178
 Accounting & Transfer Agent Fees..............          5             29               31               87
 Custodian Fees................................          1             --               --               --
 Shareholder Servicing Fees -- Class R2
   Shares......................................         --             --               --              196
 Filing Fees...................................         32            151              104              229
 Shareholders' Reports.........................          7            171              119              280
 Directors'/Trustees' Fees & Expenses..........          2             30               34              102
 Professional Fees.............................          4             10               16               31
 Other.........................................          2             28               32               89
                                                   -------      ---------         --------        ----------
    Total Expenses.............................        852         22,636           32,503           75,192
                                                   -------      ---------         --------        ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................       (791)        (4,443)          (9,898)              --
   Institutional Class Shares..................         --             --               --          (14,757)
   Class R2 Shares.............................         --             --               --              (78)
 Fees Paid Indirectly (Note C).................         --             --               --               --
                                                   -------      ---------         --------        ----------
 Net Expenses..................................         63         18,193           22,605           60,357
                                                   -------      ---------         --------        ----------
 NET INVESTMENT INCOME (LOSS)..................      5,406         90,681          120,203          342,874
                                                   -------      ---------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............      2,164             --               --               --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................       (989)      (105,635)         141,742          (77,435)
   Futures.....................................      1,760          5,655            4,016           11,373
   Foreign Currency Transactions...............         --            955              338            3,728
   Forward Currency Contracts..................        371             --               --               --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................         --        506,131          394,050        1,954,176
   Affiliated Investment Companies Shares......      6,150             --               --               --
   Futures.....................................     (1,100)          (263)             286             (391)
   Translation of Foreign Currency
    Denominated Amounts........................         --            204              579               46
   Forward Currency Contracts..................        541             --               --               --
                                                   -------      ---------         --------        ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......      8,897        407,047          541,011        1,891,497
                                                   -------      ---------         --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................    $14,303      $ 497,728         $661,214       $2,234,371
                                                   =======      =========         ========        ==========

                                                  EMERGING
                                                MARKETS CORE
                                                   EQUITY
                                                 PORTFOLIO
                                                ------------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............         --
   Interest....................................         --
   Income from Securities Lending..............         --
   Expenses Allocated from Affiliated
    Investment Companies.......................         --
 Income Distributions Received from
   Affiliated Investment Companies.............          --
                                                 ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....          --
                                                 ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................  $  396,631
 Income from Securities Lending................      52,227
                                                 ----------
    Total Fund Investment Income...............     448,858
                                                 ----------
FUND EXPENSES
 Investment Management Fees....................      88,014
 Accounting & Transfer Agent Fees..............         887
 Custodian Fees................................       6,581
 Shareholder Servicing Fees -- Class R2
   Shares......................................          --
 Filing Fees...................................         620
 Shareholders' Reports.........................         503
 Directors'/Trustees' Fees & Expenses..........         107
 Professional Fees.............................         640
 Other.........................................         612
                                                 ----------
    Total Expenses.............................      97,964
                                                 ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................          --
   Institutional Class Shares..................          --
   Class R2 Shares.............................          --
 Fees Paid Indirectly (Note C).................        (556)
                                                 ----------
 Net Expenses..................................      97,408
                                                 ----------
 NET INVESTMENT INCOME (LOSS)..................     351,450
                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............          --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................    (342,991)
   Futures.....................................      30,116
   Foreign Currency Transactions...............        (539)
   Forward Currency Contracts..................          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................   2,038,618
   Affiliated Investment Companies Shares......          --
   Futures.....................................      (3,447)
   Translation of Foreign Currency
    Denominated Amounts........................         726
   Forward Currency Contracts..................          --
                                                 ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......   1,722,483
                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................  $2,073,933
                                                 ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY   U.S. LARGE CAP VALUE
                                                 COMPANY PORTFOLIO        PORTFOLIO               PORTFOLIO
                                                ------------------  --------------------  ------------------------
                                                  YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                 ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,
                                                  2016      2015       2016       2015        2016         2015
                                                --------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  1,670  $  1,130  $  15,047  $   9,255  $   363,236  $   317,704
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (59)    4,580     (9,470)    (1,560)     447,750      681,400
    Futures....................................    7,848    15,372         --        (12)      17,635          (35)
    Foreign Currency Transactions..............       --       629         --         --           --           --
    In-Kind Redemptions........................       --        --         --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      118    (4,379)    22,964     (4,105)     (11,625)    (815,432)
    Futures....................................     (557)   (6,271)        --         --       (3,292)           4
    Translation of Foreign Currency
     Denominated Amounts.......................       --      (191)        --         --           --           --
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    9,020    10,870     28,541     13,602      813,704      183,641
                                                --------  --------  ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (1,417)     (799)   (14,431)    (8,112)    (357,227)    (302,945)
  Net Short-Term Gains:
    Institutional Class Shares.................   (3,529)  (10,591)        --       (285)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................   (9,801)  (16,610)        --       (266)    (643,970)     (86,223)
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Distributions.......................  (14,747)  (28,000)   (14,431)    (8,663)  (1,001,197)    (389,168)
                                                --------  --------  ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   73,655    39,673    301,960    595,263    4,078,939    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................   13,002    24,405     14,259      8,492      935,970      359,045
  Shares Redeemed..............................  (46,158)  (60,026)  (178,150)  (184,505)  (2,962,098)  (3,209,154)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   40,499     4,052    138,069    419,250    2,052,811      866,481
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   34,772   (13,078)   152,179    424,189    1,865,318      660,954
NET ASSETS
  Beginning of Period..........................  203,641   216,719    699,144    274,955   15,807,935   15,146,981
                                                --------  --------  ---------  ---------  -----------  -----------
  End of Period................................ $238,413  $203,641  $ 851,323  $ 699,144  $17,673,253  $15,807,935
                                                ========  ========  =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    6,113     3,122     24,003     46,215      131,035      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................    1,111     2,085      1,116        675       29,906       10,996
  Shares Redeemed..............................   (3,945)   (4,848)   (14,319)   (14,242)     (94,466)     (95,477)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    3,279       359     10,800     32,648       66,475       26,304
                                                ========  ========  =========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    201  $     48  $   1,887  $   1,341  $    18,983  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                    U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                         PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                                 ------------------------  ------------------------  ---------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR           YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                     2016         2015         2016         2015         2016           2015
                                                 -----------  -----------  -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $    93,044  $    81,463  $   122,969  $   140,359  $   261,444    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     310,791      315,026      533,632      522,294       71,932        164,919
   Futures......................................       6,695         (296)      42,945       (2,510)      14,545             --
   In-Kind Redemptions..........................          --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities........................     (32,158)    (527,329)     (45,822)  (1,025,518)     193,308        (56,468)
   Futures......................................      (2,039)          --       (3,946)          --       (3,224)            --
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     376,333     (131,136)     649,778     (352,745)     538,005        366,896
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..............................        (462)        (374)          --           --           --             --
   Class R2 Shares..............................      (1,837)      (1,058)          --           --           --             --
   Institutional Class Shares...................     (92,387)     (74,793)    (122,993)    (130,190)    (253,050)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares..............................         (54)         (49)          --           --           --             --
   Class R2 Shares..............................        (202)        (144)          --           --           --             --
   Institutional Class Shares...................      (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares..............................      (1,571)      (1,235)          --           --           --             --
   Class R2 Shares..............................      (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares...................    (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions........................    (391,135)    (323,484)    (610,341)    (557,305)    (413,202)      (249,767)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued.................................   1,989,566    2,861,668    2,855,521    2,562,626    3,836,889      4,137,187
  Shares Issued in Lieu of Cash Distributions...     363,680      306,474      547,459      501,839      394,137        236,854
  Shares Redeemed...............................  (1,433,622)  (1,140,962)  (2,509,494)  (1,986,459)  (2,671,444)    (1,996,226)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................     919,624    2,027,180      893,486    1,078,006    1,559,582      2,377,815
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net Assets....     904,822    1,572,560      932,923      167,956    1,684,385      2,494,944
NET ASSETS
  Beginning of Year.............................   7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                 -----------  -----------  -----------  -----------   -----------   -----------
  End of Year................................... $ 8,068,289  $ 7,163,467  $12,613,185  $11,680,262  $14,960,159    $13,275,774
                                                 ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................      99,453      127,780       94,286       73,971      221,794        230,659
  Shares Issued in Lieu of Cash Distributions...      18,127       14,559       17,740       15,227       22,712         13,516
  Shares Redeemed...............................     (70,370)     (51,364)     (79,957)     (57,511)    (154,875)      (111,260)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................      47,210       90,975       32,069       31,688       89,631        132,915
                                                 ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................ $     1,417  $     8,044  $    (1,771) $     6,188  $    33,644    $    21,625

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                           YEAR           YEAR         YEAR           YEAR           YEAR         YEAR
                                          ENDED          ENDED        ENDED          ENDED          ENDED        ENDED
                                         OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,       OCT. 31,     OCT. 31,
                                           2016           2015         2016           2015           2016         2015
                                        -----------   -----------    ----------     ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   293,351    $   239,037   $   59,961     $   54,509    $   135,557  $   112,326
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......     110,911        305,920      103,375        127,309        362,082      532,485
    Futures...........................      16,424          1,793        3,911           (811)        18,220           --
    In-Kind Redemptions...............          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............     180,375       (307,072)     (37,035)      (193,154)        11,454     (457,527)
    Futures...........................      (3,630)            --         (835)            --         (4,290)          --
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     597,431        239,678      129,377        (12,147)       523,023      215,538
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (281,321)      (228,075)     (59,624)       (51,799)      (133,998)    (105,110)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
    Institutional Class Shares........    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (577,382)      (317,932)    (179,212)      (160,844)      (639,125)    (373,422)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   3,614,827      4,082,819      802,042        848,464      3,878,897    2,815,856
  Shares Issued in Lieu of Cash
   Distributions......................     569,820        313,194      177,958        159,804        601,644      351,264
  Shares Redeemed.....................  (2,554,214)    (2,036,371)    (759,047)      (685,067)    (2,003,782)  (1,640,410)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   1,630,433      2,359,642      220,953        323,201      2,476,759    1,526,710
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   1,650,482      2,281,388      171,118        150,210      2,360,657    1,368,826
NET ASSETS
  Beginning of Year...................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $16,851,046    $15,200,564   $3,822,647     $3,651,529    $12,977,199  $10,616,542
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     220,326        234,298       53,015         51,015        133,904       90,041
  Shares Issued in Lieu of Cash
   Distributions......................      34,541         18,413       11,617         10,033         20,883       11,800
  Shares Redeemed.....................    (155,064)      (116,908)     (49,773)       (41,495)       (68,437)     (52,277)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      99,803        135,803       14,859         19,553         86,350       49,563
                                        ===========   ===========    ==========     ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    26,714    $    25,434   $      150     $    4,454    $     2,738  $     7,767

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                                U.S. MICRO CAP PORTFOLIO         PORTFOLIO                 PORTFOLIO
                                                ----------------------   ------------------------   ----------------------
                                                   YEAR         YEAR         YEAR          YEAR        YEAR        YEAR
                                                  ENDED        ENDED        ENDED         ENDED       ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                   2016         2015         2016          2015        2016        2015
                                                ----------   ----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   43,562   $   41,868  $   221,443   $   187,615  $   95,056  $   86,418
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    265,995      283,555       90,717       119,527      40,972     (50,887)
    Futures....................................      4,507       (2,258)       6,786            --       2,587         769
    Foreign Currency Transactions..............         --           --           --            --        (670)       (528)
    Forward Currency Contracts.................         --           --           --            --          (1)         --
    In-Kind Redemptions........................         --       12,861           --       258,319          --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (93,832)    (281,159)     133,266      (219,248)   (163,381)   (155,643)
    Futures....................................     (1,662)          --       (1,518)           --        (870)         --
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --           --            --        (284)        142
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    218,570       54,867      450,694       346,213     (26,591)    (86,530)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (43,417)     (39,933)    (199,996)     (220,092)    (92,122)    (85,101)
  Net Long-Term Gains:
    Institutional Class Shares.................   (267,818)    (278,652)          --            --          --          --
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Distributions.......................   (311,235)    (318,585)    (199,996)     (220,092)    (92,122)    (85,101)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    728,237      657,708    1,324,786     1,268,079   1,137,696   1,019,845
  Shares Issued in Lieu of Cash
   Distributions...............................    288,388      296,069      180,508       216,090      81,307      76,483
  Shares Redeemed..............................   (802,728)    (711,995)  (1,049,004)   (1,664,857)   (722,849)   (902,210)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    213,897      241,782      456,290      (180,688)    496,154     194,118
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    121,232      (21,936)     706,988       (54,567)    377,441      22,487
NET ASSETS
  Beginning of Year............................  5,007,091    5,029,027    6,553,192     6,607,759   3,150,334   3,127,847
                                                ----------   ----------  -----------   -----------  ----------  ----------
  End of Year.................................. $5,128,323   $5,007,091  $ 7,260,180   $ 6,553,192  $3,527,775  $3,150,334
                                                ==========   ==========  ===========   ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     41,740       33,975       38,318        38,538      59,417      48,288
  Shares Issued in Lieu of Cash
   Distributions...............................     16,256       16,153        5,269         6,758       4,282       3,639
  Shares Redeemed..............................    (45,482)     (36,869)     (30,405)      (51,930)    (37,696)    (42,081)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     12,514       13,259       13,182        (6,634)     26,003       9,846
                                                ==========   ==========  ===========   ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    1,818   $    2,845  $    39,022   $      (120) $   11,729  $    8,542

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL    JAPANESE SMALL COMPANY
                                                       PORTFOLIO             COMPANY PORTFOLIO          PORTFOLIO
                                               ------------------------  ------------------------  ---------------------
                                                   YEAR         YEAR         YEAR         YEAR       YEAR        YEAR
                                                  ENDED        ENDED        ENDED        ENDED      ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,   OCT. 31,    OCT. 31,
                                                   2016         2015         2016         2015       2016        2015
                                               -----------  -----------  -----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   431,691  $   354,330  $   238,233  $   208,124  $  7,013   $   6,024
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............     (84,212)       4,776      261,664      376,613    20,065      12,888
    Futures...................................      19,275           --       17,796       (4,583)       --          --
    Foreign Currency Transactions.............         (72)      (2,904)         673       (2,876)      326        (355)
    Forward Currency Contracts................          (3)          --           --           --        --          --
    In-Kind Redemptions.......................          --      163,544           --           --        --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................      (7,083)    (679,030)      13,423     (293,604)   33,546      20,984
    Futures...................................      (2,948)          --       (2,771)         (22)       --          --
    Translation of Foreign Currency
     Denominated Amounts......................      (1,251)         330         (814)         344      (100)         68
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     355,397     (158,954)     528,204      283,996    60,850      39,609
                                               -----------  -----------  -----------  -----------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (387,589)    (367,607)    (283,791)    (208,535)   (6,534)     (7,758)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --           --      (27,069)       --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (207,859)    (250,320)       --          --
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Distributions......................    (387,589)    (367,607)    (491,650)    (485,924)   (6,534)     (7,758)
                                               -----------  -----------  -----------  -----------  --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   5,576,571    5,383,645    2,126,348    1,961,417    50,775      20,159
  Shares Issued in Lieu of Cash
   Distributions..............................     367,352      349,000      473,837      472,853     6,058       7,251
  Shares Redeemed.............................  (3,349,288)  (3,080,058)  (1,572,870)  (1,753,367)  (65,733)   (103,454)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................   2,594,635    2,652,587    1,027,315      680,903    (8,900)    (76,044)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Increase (Decrease) in Net
      Assets..................................   2,562,443    2,126,026    1,063,869      478,975    45,416     (44,193)
NET ASSETS
  Beginning of Year...........................  14,420,568   12,294,542    9,323,492    8,844,517   463,997     508,190
                                               -----------  -----------  -----------  -----------  --------   ---------
  End of Year................................. $16,983,011  $14,420,568  $10,387,361  $ 9,323,492  $509,413   $ 463,997
                                               ===========  ===========  ===========  ===========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     500,176      449,331      124,163      110,551     2,413       1,017
  Shares Issued in Lieu of Cash
   Distributions..............................      33,144       29,177       27,874       28,178       298         406
  Shares Redeemed.............................    (300,515)    (256,979)     (92,160)     (99,058)   (3,255)     (5,278)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     232,805      221,528       59,877       39,671      (544)     (3,855)
                                               ===========  ===========  ===========  ===========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $    49,229  $    17,301  $   (18,870) $    34,648  $  2,402   $   1,497

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY
                                                     PORTFOLIO             COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  -------------------  ------------------------
                                                  YEAR          YEAR         YEAR       YEAR      YEAR         YEAR
                                                 ENDED         ENDED        ENDED      ENDED     ENDED        ENDED
                                                OCT. 31,      OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                  2016          2015         2016       2015      2016         2015
                                                --------      ---------    --------   --------  --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  8,007     $   9,355     $  1,302   $ 1,058   $  6,325     $  4,880
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (4,191)       (2,042)       2,090     2,661      6,536        7,314
    Futures....................................       --            --           --        --         50         (267)
    Foreign Currency Transactions..............       49          (202)         (25)        3        (31)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   30,333       (43,082)      (8,433)     (569)     5,988        7,186
    Futures....................................       --            --           --        --          2            3
    Translation of Foreign Currency
     Denominated Amounts.......................        4            (3)          (2)        1         (3)          (4)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   34,202       (35,974)      (5,068)    3,154     18,867       19,048
                                                 --------     ---------    --------   -------    --------     --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (7,760)      (16,487)      (1,389)   (1,011)    (6,377)      (4,771)
  Net Short-Term Gains:
    Institutional Class Shares.................       --            --           --       (57)        --           --
  Net Long-Term Gains:
    Institutional Class Shares.................       --            --       (1,632)   (2,151)        --           --
                                                 --------     ---------    --------   -------    --------     --------
     Total Distributions.......................   (7,760)      (16,487)      (3,021)   (3,219)    (6,377)      (4,771)
                                                 --------     ---------    --------   -------    --------     --------
Capital Share Transactions (1):
  Shares Issued................................   30,200        13,081       12,964     4,028     68,569      112,313
  Shares Issued in Lieu of Cash Distributions..    6,990        15,524        2,476     2,521      4,981        4,167
  Shares Redeemed..............................  (12,327)     (139,991)     (10,665)   (5,897)   (71,947)     (21,694)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   24,863      (111,386)       4,775       652      1,603       94,786
                                                 --------     ---------    --------   -------    --------     --------
     Total Increase (Decrease) in Net
      Assets...................................   51,305      (163,847)      (3,314)      587     14,093      109,063
NET ASSETS
  Beginning of Year............................  200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------     ---------    --------   -------    --------     --------
  End of Year.................................. $251,575     $ 200,270     $ 32,323   $35,637   $292,117     $278,024
                                                 ========     =========    ========   =======    ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    1,570           643          473       117      3,363        5,532
  Shares Issued in Lieu of Cash Distributions..      387           792           78        78        249          199
  Shares Redeemed..............................     (637)       (6,841)        (367)     (167)    (3,414)      (1,061)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    1,320        (5,406)         184        28        198        4,670
                                                 ========     =========    ========   =======    ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    511     $      83     $    199   $   207   $    227     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                         ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                         --------------------------  ----------------------  ------------------------
                                            YEAR          YEAR          YEAR        YEAR         YEAR         YEAR
                                           ENDED         ENDED         ENDED       ENDED        ENDED        ENDED
                                          OCT. 31,      OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                            2016          2015          2016        2015         2016         2015
                                          ----------    ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $  143,130    $  119,980    $  110,990  $  154,237  $   294,075  $   239,388
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     (1,596)      (17,379)       14,561        (188)     414,975      203,049
    Affiliated Investment Companies
     Shares Sold........................         --            --            --      (1,351)          --           --
    Futures.............................      4,432            --           757          --       29,217       (5,555)
    Foreign Currency
     Transactions.......................        540        (1,791)            7          --        7,305       (4,926)
    Forward Currency Contracts..........         48            --            --          --           27           --
    In-Kind Redemptions.................         --            --            --          --       29,398      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   (118,705)     (116,739)       61,152     (43,036)    (242,603)    (244,703)
    Affiliated Investment Companies
     Shares.............................         --            --            --     (78,977)          --           --
    Futures.............................       (304)           --            --          --       (3,458)          --
    Translation of Foreign Currency
     Denominated Amounts................       (367)          284            --          --       (1,796)       1,015
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     27,178       (15,645)      187,467     117,133      527,140      381,815
                                          ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (60,576)     (182,724)      (97,767)   (124,281)    (381,199)    (224,376)
  Net Long-Term Gains:
    Institutional Class Shares..........         --            --            --          --     (182,540)    (207,080)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions................    (60,576)     (182,724)      (97,767)   (124,281)    (563,739)    (431,456)
                                          ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,062,437       886,775     1,524,272   1,347,820    2,066,905    2,629,814
  Shares Issued in Lieu of Cash
   Distributions........................     60,055       181,249        93,708     121,908      508,968      392,052
  Shares Redeemed.......................   (447,563)     (417,939)     (878,641)   (708,136)  (2,107,120)  (2,079,421)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................    674,929       650,085       739,339     761,592      468,753      942,445
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in
      Net Assets........................    641,531       451,716       829,039     754,444      432,154      892,804
NET ASSETS
  Beginning of Year.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                          ----------    ----------   ----------  ----------  -----------  -----------
  End of Year........................... $4,181,623    $3,540,092    $4,888,955  $4,059,916  $13,009,729  $12,577,575
                                          ==========    ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    201,532       166,717       139,784     127,842      113,522      135,446
  Shares Issued in Lieu of Cash
   Distributions........................     12,306        34,991         9,151      11,884       28,063       21,362
  Shares Redeemed.......................    (85,422)      (79,211)      (81,345)    (67,340)    (115,085)    (107,415)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................    128,416       122,497        67,590      72,386       26,500       49,393
                                          ==========    ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME).............. $ (148,335)   $ (221,598)   $   61,223  $   50,527  $   (39,951) $    44,763

----------
* Net of foreign capital gain taxes withheld of $92, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          INTERNATIONAL VECTOR EQUITY WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                 PORTFOLIO                 PORTFOLIO         VALUE PORTFOLIO
                                                          --------------------------  ------------------  --------------------
                                                             YEAR          YEAR         YEAR      YEAR       YEAR        YEAR
                                                            ENDED         ENDED        ENDED     ENDED      ENDED       ENDED
                                                           OCT. 31,      OCT. 31,     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                             2016          2015         2016      2015       2016        2015
                                                           ----------    ----------   --------  --------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $   46,551    $   37,987    $  5,412  $  3,484  $   5,264   $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --            --         256       169         --       1,932
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........................      4,157         5,992      (2,948)       --      6,843        (356)
    Affiliated Investment Companies Shares Sold..........         --            --          --     1,061         --     (13,958)
    Futures..............................................        182            --         112        --         --        (347)
    Foreign Currency Transactions........................        127          (490)         85       (65)       124        (169)
    Forward Currency Contracts...........................        (44)           --          --        --          8          --
    In-Kind Redemptions..................................         --        10,623          --        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     16,206       (79,483)      7,285   (16,458)     5,177       8,649
    Affiliated Investment Companies Shares...............         --            --         148        --         --      (6,911)
    Futures..............................................         --            --         (19)       --         --          --
    Translation of Foreign Currency Denominated
     Amounts.............................................       (165)           54         (11)        7        (20)         (2)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     67,014       (25,317)     10,320   (11,802)    17,396      (7,202)
                                                           ----------    ----------   --------  --------  ---------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................    (43,651)      (36,861)     (5,358)   (3,283)    (4,374)     (3,896)
  Net Short-Term Gains:
    Institutional Class Shares...........................         --        (1,236)         --        --         --          --
  Net Long-Term Gains:
    Institutional Class Shares...........................     (5,716)      (10,949)         --        --         --        (408)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Distributions.................................    (49,367)      (49,046)     (5,358)   (3,283)    (4,374)     (4,304)
                                                           ----------    ----------   --------  --------  ---------   ---------
Capital Share Transactions (1):
  Shares Issued..........................................    688,513       757,055      47,689    65,656    164,346     204,717
  Shares Issued in Lieu of Cash Distributions............     48,918        48,618       5,353     3,281      4,371       4,301
  Shares Redeemed........................................   (493,518)     (441,949)    (25,151)  (12,502)  (128,258)   (120,877)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    243,913       363,724      27,891    56,435     40,459      88,141
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Increase (Decrease) in Net Assets.............    261,560       289,361      32,853    41,350     53,481      76,635
NET ASSETS
  Beginning of Period....................................  1,594,914     1,305,553     155,301   113,951    227,731     151,096
                                                           ----------    ----------   --------  --------  ---------   ---------
  End of Period.......................................... $1,856,474    $1,594,914    $188,154  $155,301  $ 281,212   $ 227,731
                                                           ==========    ==========   ========  ========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................     68,056        68,272       5,184     6,010     15,218      17,665
  Shares Issued in Lieu of Cash Distributions............      4,797         4,463         562       303        392         377
  Shares Redeemed........................................    (48,877)      (40,404)     (2,605)   (1,167)   (12,154)    (10,646)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,976        32,331       3,141     5,146      3,456       7,396
                                                           ==========    ==========   ========  ========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)..................... $    4,967    $    3,889    $    737  $    517  $     882   $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                                    PORTFOLIO          WORLD CORE EQUITY PORTFOLIO  EQUITY PORTFOLIO
                                             ------------------------  --------------------------  ------------------------
                                                YEAR         YEAR        YEAR          YEAR          YEAR         YEAR
                                               ENDED        ENDED       ENDED         ENDED         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                2016         2015        2016          2015          2016         2015
                                             ----------   ----------   --------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   37,861   $   19,993   $  5,949      $  2,788      $  5,406     $  3,745
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........         --           --      1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (2,134)         534     (2,896)           --          (989)          --
   Affiliated Investment Companies
    Shares Sold.............................         --       (9,894)        --          (905)           --         (251)
   Futures..................................       (629)         171         --            --         1,760         (402)
   Foreign Currency Transactions............        189         (238)        --            --            --        3,159
   Forward Currency Contracts...............         --           --         --            --           371           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     47,901      (56,453)        --            --            --           --
   Affiliated Investment Companies
    Shares..................................         --        2,100      9,340        (4,000)        6,150       (9,320)
   Futures..................................         --           --         --            --        (1,100)         701
   Translation of Foreign Currency
    Denominated Amounts.....................       (103)         (13)        --            --            --         (530)
   Forward Currency Contracts...............         --           --         --            --           541           --
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     83,085      (43,800)    13,706        (1,946)       14,303       (2,429)
                                             ----------   ----------     --------      --------     --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (36,005)     (15,824)    (5,800)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares...............         --           --         --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares...............         --           --       (132)         (232)         (620)      (1,915)
                                             ----------   ----------     --------      --------     --------     --------
    Total Distributions.....................    (36,005)     (15,824)    (5,932)       (2,911)       (7,068)      (6,883)
                                             ----------   ----------     --------      --------     --------     --------
Capital Share Transactions (1):
  Shares Issued.............................    729,178      946,814    189,580       143,661        77,521      130,229
  Shares Issued in Lieu of Cash
   Distributions............................     34,930       15,654      5,702         2,860         7,066        6,883
  Shares Redeemed...........................   (325,571)    (138,664)   (35,482)      (14,716)      (47,024)     (29,970)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    438,537      823,804    159,800       131,805        37,563      107,142
                                             ----------   ----------     --------      --------     --------     --------
    Total Increase (Decrease) in Net
     Assets.................................    485,617      764,180    167,574       126,948        44,798       97,830
NET ASSETS
  Beginning of Period.......................  1,170,828      406,648    202,655        75,707       245,106      147,276
                                             ----------   ----------     --------      --------     --------     --------
  End of Period............................. $1,656,445   $1,170,828   $370,229      $202,655      $289,904     $245,106
                                             ==========   ==========     ========      ========     ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     78,713       92,639     14,944        10,926         6,131        9,466
  Shares Issued in Lieu of Cash
   Distributions............................      3,690        1,533        451           220           552          532
  Shares Redeemed...........................    (34,710)     (13,850)    (2,883)       (1,167)       (3,623)      (2,213)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............     47,693       80,322     12,512         9,979         3,060        7,785
                                             ==========   ==========     ========      ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    4,174   $    3,451   $    205      $    121      $  4,245     $  5,058

                                             EMERGING MARKETS PORTFOLIO
                                             ------------------------
                                                 YEAR          YEAR
                                                ENDED         ENDED
                                               OCT. 31,      OCT. 31,
                                                 2016          2015
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $    90,681   $    82,136
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............    (105,635)      (98,317)
   Affiliated Investment Companies
    Shares Sold.............................          --            --
   Futures..................................       5,655         2,417
   Foreign Currency Transactions............         955        (2,155)
   Forward Currency Contracts...............          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     506,131      (669,787)
   Affiliated Investment Companies
    Shares..................................          --            --
   Futures..................................        (263)            4
   Translation of Foreign Currency
    Denominated Amounts.....................         204           (93)
   Forward Currency Contracts...............          --            --
                                             -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     497,728      (685,795)
                                             -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (89,527)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares...............          --            --
  Net Long-Term Gains:
   Institutional Class Shares...............          --            --
                                             -----------   -----------
    Total Distributions.....................     (89,527)      (73,891)
                                             -----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,428,054     2,348,904
  Shares Issued in Lieu of Cash
   Distributions............................      83,981        68,708
  Shares Redeemed...........................  (1,326,366)   (1,410,094)
                                             -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     185,669     1,007,518
                                             -----------   -----------
    Total Increase (Decrease) in Net
     Assets.................................     593,870       247,832
NET ASSETS
  Beginning of Period.......................   4,321,530     4,073,698
                                             -----------   -----------
  End of Period............................. $ 4,915,400   $ 4,321,530
                                             ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      67,596        98,569
  Shares Issued in Lieu of Cash
   Distributions............................       3,805         3,055
  Shares Redeemed...........................     (62,542)      (59,625)
                                             -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............       8,859        41,999
                                             ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $     3,519   $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                        CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                                   ----------------------  ------------------------  ------------------------
                                                      YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                      2016        2015         2016         2015         2016         2015
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $  120,203  $  109,144  $   342,874  $   362,517  $   351,450  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    141,742      46,152      (77,435)    (409,296)    (342,991)    (327,586)
   Futures........................................      4,016          --       11,373           --       30,116           --
   Foreign Currency Transactions..................        338      (4,493)       3,728       (7,810)        (539)      (8,472)
   In-Kind Redemptions............................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................    394,050    (681,504)   1,954,176   (3,279,764)   2,038,618   (2,517,402)
   Futures........................................        286          --         (391)          --       (3,447)          --
   Translation of Foreign Currency Denominated
    Amounts.......................................        579        (237)          46          107          726         (300)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    661,214    (530,938)   2,234,371   (3,334,246)   2,073,933   (2,499,253)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares................................         --          --       (2,365)      (1,822)          --           --
   Institutional Class Shares.....................   (124,387)    (99,603)    (436,707)    (349,391)    (349,434)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.....................         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (36,697)    (88,636)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions...........................   (161,084)   (191,603)    (439,072)    (351,213)    (349,434)    (304,141)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................    913,984   1,309,981    2,821,337    3,635,785    6,091,963    6,175,578
  Shares Issued in Lieu of Cash Distributions.....    151,141     180,085      416,149      332,144      328,562      282,610
  Shares Redeemed.................................   (950,920)   (782,954)  (3,539,505)  (4,119,848)  (4,288,936)  (4,525,463)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    114,205     707,112     (302,019)    (151,919)   2,131,589    1,932,725
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......    614,335     (15,429)   1,493,280   (3,837,378)   3,856,088     (870,669)
NET ASSETS
  Beginning of Year...............................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                                   ----------  ----------  -----------  -----------  -----------  -----------
  End of Year..................................... $5,459,509  $4,845,174  $16,402,244  $14,908,964  $18,712,966  $14,856,878
                                                   ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     49,652      65,569      133,176      147,429      379,414      339,318
  Shares Issued in Lieu of Cash Distributions.....      8,492       9,583       19,311       14,339       19,496       16,465
  Shares Redeemed.................................    (52,089)    (40,423)    (163,363)    (164,669)    (265,600)    (255,411)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      6,055      34,729      (10,876)      (2,901)     133,310      100,372
                                                   ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $   12,479  $   14,068  $   (49,300) $    24,502  $    11,774  $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                         ------------------------------------------------

                                           YEAR      YEAR      YEAR      YEAR      YEAR
                                          ENDED     ENDED     ENDED     ENDED     ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                           2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                         --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.10      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.45      0.53      1.94      2.42      1.20
                                         --------  --------  --------  --------  --------
   Total from Investment Operations.....     0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
 Net Realized Gains.....................    (0.79)    (1.66)       --        --        --
                                         --------  --------  --------  --------  --------
   Total Distributions..................    (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
=======================================  ========  ========  ========  ========  ========
Total Return............................     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to
 Average Net Assets.....................     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------

                                                U.S. LARGE CAP EQUITY PORTFOLIO
                                         ---------------------------------------
                                                                           PERIOD
                                           YEAR      YEAR      YEAR       JUNE 25,
                                          ENDED     ENDED     ENDED      2013(A) TO
                                         OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                           2016      2015      2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.86  $  12.65  $  11.07   $  10.00
                                         --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.25      0.23      0.21       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.19      0.21      1.57       1.04
                                         --------  --------  --------   --------
   Total from Investment Operations.....     0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.24)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.....................       --     (0.02)       --         --
                                         --------  --------  --------   --------
   Total Distributions..................    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  13.06  $  12.86  $  12.65   $  11.07
=======================================  ========  ========  ========  ==========
Total Return............................     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                                     ---------------------------------------------------
                                                                         YEAR         YEAR         YEAR         YEAR
                                                                        ENDED        ENDED        ENDED        ENDED
                                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $     33.27  $     33.75  $     29.72  $     22.34
                                                                     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................        0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).........        0.71        (0.32)        4.02         7.38
                                                                     -----------  -----------  -----------  -----------
   Total from Investment Operations.................................        1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.................................................       (1.35)       (0.19)          --           --
                                                                     -----------  -----------  -----------  -----------
   Total Distributions..............................................       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $     32.63  $     33.27  $     33.75  $     29.72
===================================================================  ===========  ===========  ===========  ===========
Total Return........................................................        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).........................        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets................        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

                                                                     -----------
                                                                        YEAR
                                                                       ENDED
                                                                      OCT. 31,
                                                                        2012
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $    19.29
                                                                     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).........       3.04
                                                                     ----------
   Total from Investment Operations.................................       3.45
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.40)
 Net Realized Gains.................................................         --
                                                                     ----------
   Total Distributions..............................................      (0.40)
--------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $    22.34
===================================================================  ==========
Total Return........................................................      18.14%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $8,334,585
Ratio of Expenses to Average Net Assets (B).........................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.27%
Ratio of Net Investment Income to Average Net Assets................       1.99%
--------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                            --------------------------------------------
                                                                              YEAR     YEAR      YEAR     YEAR     YEAR
                                                                             ENDED    ENDED     ENDED    ENDED    ENDED
                                                                            OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                              2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                            -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.24     0.26      0.18     0.27     0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)................    0.60    (0.61)     1.86     6.28     2.06
                                                                            -------  -------   -------   ------  -------
   Total from Investment Operations........................................    0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
 Net Realized Gains........................................................   (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                            -------  -------   -------   ------  -------
   Total Distributions.....................................................   (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
==========================================================================  ======== ========  ======== ======== ========
Total Return...............................................................    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets....................................    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.......................    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate....................................................      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                   ----------------------------------------------
                                                     YEAR       YEAR      YEAR     YEAR     YEAR
                                                    ENDED      ENDED     ENDED    ENDED    ENDED
                                                   OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                     2016       2015      2014     2013     2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                   --------  --------   -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.20      0.23      0.15     0.19     0.13
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.60     (0.61)     1.84     6.31     2.05
                                                   --------  --------   -------  -------  -------
   Total from Investment Operations...............     0.80     (0.38)     1.99     6.50     2.18
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
 Net Realized Gains...............................    (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                   --------  --------   -------  -------  -------
   Total Distributions............................    (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
=================================================  ========  ========   ======== ======== ========
Total Return......................................     4.04%    (1.49)%    9.30%   40.10%   14.46%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets...........     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate...........................       28%       15%       10%      16%      20%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.60       (0.61)        1.85        6.31        2.06
                                                   ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.85       (0.32)        2.06        6.55        2.23
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains...............................      (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                   ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
=================================================  ==========  ==========   ==========  ==========  ==========
Total Return......................................       4.29%      (1.20)%       9.58%      40.40%      14.78%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets...........       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate...........................         28%         15%          10%         16%         20%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------
                                                       YEAR         YEAR          YEAR        YEAR        YEAR
                                                      ENDED        ENDED         ENDED       ENDED       ENDED
                                                     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                       2016         2015          2014        2013        2012
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     33.08  $     35.82   $     34.48  $    26.57  $    23.50
                                                   -----------  -----------   -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.32         0.41          0.23        0.39        0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        1.06        (1.44)         2.93        9.41        3.38
                                                   -----------  -----------   -----------  ----------  ----------
   Total from Investment Operations...............        1.38        (1.03)         3.16        9.80        3.58
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)       (0.38)        (0.22)      (0.37)      (0.18)
 Net Realized Gains...............................       (1.38)       (1.33)        (1.60)      (1.52)      (0.33)
                                                   -----------  -----------   -----------  ----------  ----------
   Total Distributions............................       (1.71)       (1.71)        (1.82)      (1.89)      (0.51)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     32.75  $     33.08   $     35.82  $    34.48  $    26.57
=================================================  ===========  ===========   ===========  ==========  ==========
Total Return......................................        4.49%       (2.83)%        9.49%      39.35%      15.60%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $12,613,185  $11,680,262   $11,512,306  $9,526,981  $7,088,470
Ratio of Expenses to Average Net Assets...........        0.52%        0.52%         0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.01%        1.18%         0.66%       1.28%       0.78%
Portfolio Turnover Rate...........................          19%          17%            9%         14%         15%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. CORE EQUITY 1 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.33         0.31         0.27        0.25        0.21
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.30         0.26         2.02        3.62        1.32
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.63         0.57         2.29        3.87        1.53
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
 Net Realized Gains.........................................       (0.21)       (0.08)       (0.07)         --          --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.68%        3.26%       14.72%      32.32%      14.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate.....................................           4%           4%           5%          1%          3%
----------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. CORE EQUITY 2 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.31         0.30         0.26        0.24        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.25         0.02         1.86        3.73        1.36
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.56         0.32         2.12        3.97        1.56
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
 Net Realized Gains.........................................       (0.33)       (0.12)       (0.16)      (0.10)         --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.47%        1.92%       13.78%      33.66%      14.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets........        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate.....................................           4%           5%           6%          3%          5%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. VECTOR EQUITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR         YEAR        YEAR        YEAR        YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    16.22  $    17.04   $    15.62  $    11.61  $    10.28
                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A)..................       0.25        0.25         0.21        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.24       (0.30)        1.62        4.03        1.32
                                ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations.................       0.49       (0.05)        1.83        4.23        1.48
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)      (0.24)       (0.19)      (0.20)      (0.15)
 Net Realized Gains............      (0.53)      (0.53)       (0.22)      (0.02)         --
                                ----------  ----------   ----------  ----------  ----------
   Total Distributions.........      (0.78)      (0.77)       (0.41)      (0.22)      (0.15)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    15.93  $    16.22   $    17.04  $    15.62  $    11.61
=============================   ==========  ==========   ==========  ==========  ==========
Total Return...................       3.28%      (0.18)%      11.91%      36.80%      14.55%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $3,822,647  $3,651,529   $3,501,319  $2,893,842  $2,009,177
Ratio of Expenses to Average
 Net Assets....................       0.32%       0.32%        0.32%       0.32%       0.32%
Ratio of Net Investment
 Income to Average Net Assets..       1.64%       1.50%        1.26%       1.50%       1.45%
Portfolio Turnover Rate........         10%         10%          10%          3%          9%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                                             -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................        0.34         0.35        0.26        0.35        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.77         0.33        2.27        8.13        2.53
                                                             -----------  -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        1.11         0.68        2.53        8.48        2.78
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
 Net Realized Gains.........................................       (1.46)       (0.89)      (0.94)      (1.20)         --
                                                             -----------  -----------  ----------  ----------  ----------
   Total Distributions......................................       (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===========================================================  ===========  ===========  ==========  ==========  ==========
Total Return................................................        3.89%        2.34%       8.67%      39.03%      13.61%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets........        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.....................................          10%          11%          9%         10%         16%
---------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.16        0.16        0.14        0.19        0.14
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.60        0.02        1.35        5.57        1.59
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.76        0.18        1.49        5.76        1.73
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
 Net Realized Gains.........................................      (1.02)      (1.12)      (0.90)      (0.76)         --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       4.32%       1.11%       7.88%      41.34%      13.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.....................................         15%         14%         12%         11%         15%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       1.09        0.90        0.72        0.67        0.57
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.18        0.95        4.62        1.95        2.74
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.27        1.85        5.34        2.62        3.31
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       6.89%       5.89%      19.80%      10.28%      14.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389
Ratio of Expenses to Average Net Assets.....................       0.18%       0.18%       0.18%       0.18%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.19%       0.19%       0.19%       0.19%       0.23%
Ratio of Net Investment Income to Average Net Assets........       3.15%       2.75%       2.48%       2.42%       2.29%
Portfolio Turnover Rate.....................................          3%          4%          0%          1%          0%
-------------------------------------------------------------------------------------------------------------------------

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                                             ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.57         0.58         0.75        0.58        0.60
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.86)       (1.24)       (0.62)       3.90        0.40
                                                             ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.........................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
                                                             ----------   ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===========================================================  ==========   ==========   ==========  ==========  ==========
Total Return................................................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average Net Assets.....................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.....................................         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL CORE EQUITY PORTFOLIO
                                ---------------------------------------------------------------
                                    YEAR         YEAR          YEAR         YEAR        YEAR
                                   ENDED        ENDED         ENDED        ENDED       ENDED
                                  OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                    2016         2015          2014         2013        2012
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     11.69  $     12.15   $     12.57   $    10.10  $     9.89
                                -----------  -----------   -----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.32         0.32          0.38         0.31        0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.15)       (0.45)        (0.43)        2.47        0.20
                                -----------  -----------   -----------   ----------  ----------
   Total from Investment
    Operations.................        0.17        (0.13)        (0.05)        2.78        0.51
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
                                -----------  -----------   -----------   ----------  ----------
   Total Distributions.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     11.58  $     11.69   $     12.15   $    12.57  $    10.10
=============================   ===========  ===========   ===========   ==========  ==========
Total Return...................        1.62%       (1.10)%       (0.55)%      27.98%       5.49%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $16,983,011  $14,420,568   $12,294,542   $9,508,466  $6,482,738
Ratio of Expenses to Average
 Net Assets....................        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Net Investment
 Income to Average Net Assets..        2.83%        2.63%         3.01%        2.80%       3.18%
Portfolio Turnover Rate........           2%           4%            7%           3%          5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------
                                    YEAR        YEAR         YEAR        YEAR        YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2016        2015         2014        2013        2012
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.48        0.12       (0.62)        4.16        0.39
                                -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        0.91        0.53       (0.20)        4.58        0.77
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains............       (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=============================   ===========  ==========  ==========   ==========  ==========
Total Return...................        5.43%       3.30%      (1.09)%      30.66%       5.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average
 Net Assets (B)................        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment
 Income to Average Net Assets..        2.47%       2.30%       2.15%        2.47%       2.58%
----------------------------------------------------------------------------------------------

                                        JAPANESE SMALL COMPANY PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.32      0.25      0.24      0.26      0.29
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.51      1.36      0.13      4.21     (0.26)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     2.83      1.61      0.37      4.47      0.03
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
 Net Realized Gains............       --        --        --        --        --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
---------------------------------------------------------------------------------
Net Asset Value, End of Year... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
=============================   ========  ========  ========  ========  ========
Total Return...................    14.04%     8.62%     2.00%    30.06%     0.20%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $509,413  $463,997  $508,190  $414,132  $293,968
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.54%     0.55%     0.56%     0.57%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%     0.55%     0.56%     0.57%
Ratio of Net Investment
 Income to Average Net Assets..     1.57%     1.27%     1.25%     1.51%     1.88%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                --------------------------------------------------  --------------------------------------------
                                  YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                                OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                  2016       2015       2014      2013      2012      2016      2015     2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  19.06  $  22.88   $  24.82   $  23.22  $  23.04  $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.71      0.75       0.83       1.01      0.87     1.18      1.06     0.95     0.88     0.69
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.24     (3.51)     (1.81)      1.37      0.58    (6.55)     1.95    (0.65)    9.17     4.47
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total from Investment
    Operations.................     2.95     (2.76)     (0.98)      2.38      1.45    (5.37)     3.01     0.30    10.05     5.16
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
 Net Realized Gains............       --        --         --         --        --    (1.63)    (2.38)   (0.41)      --       --
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total Distributions.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $  21.27  $  19.06   $  22.88   $  24.82  $  23.22  $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
=============================   ========  ========   ========   ========  ========  ========  ======== ======== ======== ========
Total Return...................    16.18%   (12.19)%    (3.84)%    10.46%     7.09%  (16.20)%    9.43%    0.73%   36.81%   22.82%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $251,575  $200,270   $364,117   $331,166  $238,191  $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.55%      0.55%      0.57%     0.59%    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%      0.55%      0.57%     0.59%    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net Assets..     3.57%     3.67%      3.53%      4.26%     3.91%    3.87%     2.99%    2.50%    2.79%    2.83%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                 ------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                     2016         2015         2014         2013         2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
                                 --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................     0.43         0.43         0.42         0.37         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................     0.72         1.38        (0.90)        5.78        (0.17)
                                 --------     --------     --------     --------     --------
   Total from Investment
    Operations..................     1.15         1.81        (0.48)        6.15         0.22
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
                                 --------     --------     --------     --------     --------
   Total Distributions..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
==============================   ========     ========     ========     ========     ========
Total Return....................     5.70%        9.37%       (2.68)%      42.99%        1.85%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $292,117     $278,024     $168,961     $170,806     $106,316
Ratio of Expenses to Average
 Net Assets.....................     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income
 to Average Net Assets..........     2.08%        2.09%        1.97%        2.16%        2.78%
Portfolio Turnover Rate.........      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------

                                      DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                 ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................       0.20        0.19         0.22        0.22        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................      (0.15)      (0.22)        0.19        0.25        0.75
                                 ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations..................       0.05       (0.03)        0.41        0.47        1.02
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                 ----------  ----------   ----------  ----------  ----------
   Total Distributions..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
==============================   ==========  ==========   ==========  ==========  ==========
Total Return....................       1.05%      (0.37)%       8.21%       9.24%      22.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average
 Net Assets.....................       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income
 to Average Net Assets..........       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate.........          1%          2%           1%          5%          3%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    ----------------------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013           2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                                    ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37           1.07
                                                    ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86           1.36
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains...............................         --             --             --             --             --
                                                    ----------     ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
=================================================== ==========     ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%         17.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    --------------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                                    -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................        0.29         0.22        (0.34)        5.21        0.61
                                                    -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations................        0.73         0.60         0.03         5.58        0.95
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains...............................       (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                                    -----------  -----------  -----------  -----------  ----------
   Total Distributions.............................       (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
=================================================== ===========  ===========  ===========  ===========  ==========
Total Return.......................................        4.09%        3.31%        0.13%       37.79%       6.92%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net Assets............        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate............................          19%          18%           8%           9%         18%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR         YEAR         YEAR        YEAR       YEAR
                                                               ENDED        ENDED        ENDED       ENDED      ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                                2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                                             ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.28        0.28         0.32         0.26      0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.05       (0.41)       (0.43)        2.44      0.14
                                                             ----------  ----------   ----------   ----------  --------
   Total from Investment Operations.........................       0.33       (0.13)       (0.11)        2.70      0.41
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
 Net Realized Gains.........................................      (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                                             ----------  ----------   ----------   ----------  --------
   Total Distributions......................................      (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
===========================================================  ==========  ==========   ==========   ==========  ========
Total Return................................................       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.....................       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net Assets........       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.....................................          4%          8%           8%           2%        5%
-------------------------------------------------------------------------------------------------------------------------

                                                                              WORLD EX U.S. VALUE PORTFOLIO
                                                             -----------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                ENDED        ENDED        ENDED        ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                 2016         2015         2014         2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                             --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.30         0.42         0.29        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.03        (1.18)       (0.50)        2.02       (0.05)
                                                             --------     --------     --------     --------     -------
   Total from Investment Operations.........................     0.34        (0.88)       (0.08)        2.31        0.24
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
 Net Realized Gains.........................................       --           --           --           --          --
                                                             --------     --------     --------     --------     -------
   Total Distributions......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
===========================================================  ========     ========     ========     ========     ========
Total Return................................................     3.54%       (7.77)%      (0.81)%      23.61%       2.70%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.....................     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net Assets........     3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                  ---------------------------------------
                                                                     PERIOD
                                    YEAR       YEAR      YEAR       NOV. 1,
                                   ENDED      ENDED     ENDED      2012(A) TO
                                  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                    2016       2015      2014         2013
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $  11.44  $  12.08   $  12.46   $ 10.00
                                  --------  --------   --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................     0.25      0.23       0.23      0.20
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................     0.55     (0.58)     (0.22)     2.46
                                  --------  --------   --------   -------
   Total from Investment
    Operations...................     0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains..............       --     (0.03)     (0.15)       --
                                  --------  --------   --------   -------
   Total Distributions...........    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period... $  12.04  $  11.44   $  12.08   $ 12.46
===============================   ========  ========   ========  ==========
Total Return.....................     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average
 Net Assets (B)..................     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate..........       28%        1%       N/A       N/A
---------------------------------------------------------------------------------

                                          WORLD EX U.S. CORE EQUITY PORTFOLIO
                                  ---------------------------------------------
                                                                          PERIOD
                                     YEAR         YEAR        YEAR       APRIL 9,
                                    ENDED        ENDED       ENDED      2013(A) TO
                                   OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                     2016         2015        2014         2013
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $     9.83  $    10.49   $  10.77    $  10.00
                                  ----------  ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................       0.26        0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................       0.08       (0.72)     (0.27)       0.77
                                  ----------  ----------   --------    --------
   Total from Investment
    Operations...................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains..............         --          --      (0.01)         --
                                  ----------  ----------   --------    --------
   Total Distributions...........      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period... $     9.93  $     9.83   $  10.49    $  10.77
===============================   ==========  ==========   ========   ==========
Total Return.....................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average
 Net Assets (B)..................       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate..........          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        WORLD CORE EQUITY PORTFOLIO
                           -----------------------------------------------
                                                                     PERIOD
                             YEAR       YEAR      YEAR     YEAR     MARCH 7,
                            ENDED      ENDED     ENDED    ENDED    2012(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,
                             2016       2015      2014     2013       2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.94  $  13.33   $ 12.71   $10.24    $10.00
                           --------  --------   -------   ------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.27      0.26      0.17     0.23      0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.20     (0.35)     0.87     2.47      0.19
                           --------  --------   -------   ------    ------
   Total from Investment
    Operations............     0.47     (0.09)     1.04     2.70      0.35
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)    (0.26)    (0.24)   (0.23)    (0.11)
 Net Realized Gains.......    (0.01)    (0.04)    (0.18)      --        --
                           --------  --------   -------   ------    ------
   Total Distributions....    (0.27)    (0.30)    (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.14  $  12.94   $ 13.33   $12.71    $10.24
========================   ========  ========   ======== ======== ==========
Total Return..............     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $370,229  $202,655   $75,707   $1,728    $  191
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------

                                 SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                           ------------------------------------------------
                                                                       PERIOD
                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                             2016       2015      2014      2013        2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                           --------  --------   --------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.26      0.27       0.27     0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.30     (0.34)      0.76     2.65      0.87
                           --------  --------   --------  -------   -------
   Total from Investment
    Operations............     0.56     (0.07)      1.03     2.89      1.09
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
 Net Realized Gains.......    (0.04)    (0.21)     (0.14)   (0.03)       --
                           --------  --------   --------  -------   -------
   Total Distributions....    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================   ========  ========   ========  ======== ==========
Total Return..............     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           EMERGING MARKETS PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.49         0.56        0.52        0.55
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       1.95       (4.54)       (0.20)       1.17        0.37
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.40       (4.05)        0.36        1.69        0.92
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
 Net Realized Gains......................................         --          --        (0.16)      (0.28)      (1.04)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      11.01%     (15.24)%       1.33%       6.58%       4.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net Assets (B)..............       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to Average Net Assets.....       2.04%       1.97%        2.11%       1.97%       2.14%
-----------------------------------------------------------------------------------------------------------------------

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.43         0.43        0.40        0.40
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       2.04       (2.53)        0.62        1.37        0.83
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.49       (2.10)        1.05        1.77        1.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
 Net Realized Gains......................................      (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      13.96%      (9.88)%       5.12%       8.92%       6.71%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net Assets (B)..............       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to Average Net Assets.....       2.43%       2.16%        2.02%       1.91%       2.01%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        ----------------------------------------------
                                                          YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                        OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                          2016      2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 22.18   $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                        -------   -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.46      0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................    2.75     (5.61)    (1.10)      1.68    (0.45)
                                                        -------   -------   -------   --------  -------
   Total from Investment Operations....................    3.21     (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.68)    (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains....................................      --        --     (0.42)     (0.59)   (0.39)
                                                        -------   -------   -------   --------  -------
   Total Distributions.................................   (0.68)    (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 24.71   $ 22.18   $ 27.79   $  29.27  $ 28.21
======================================================  ========  ========  ========  ========  ========
Total Return...........................................   14.98%   (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $97,923   $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B)............    0.81%     0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly) (B).......................................    0.91%     0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets...    2.08%     1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR          YEAR         YEAR
                                                                  ENDED        ENDED         ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                                               -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized and Unrealized)...        2.77        (5.60)        (1.10)         1.67        (0.44)
                                                               -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........................        3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................................          --           --         (0.42)        (0.59)       (0.39)
                                                               -----------  -----------   -----------   -----------  -----------
   Total Distributions........................................       (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================================  ===========  ===========   ===========   ===========  ===========
Total Return..................................................       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...................        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net Assets..........        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR         YEAR        YEAR
                                                                  ENDED        ENDED         ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2016         2015          2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                               -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized)...        1.59        (3.29)        (0.03)        1.07        0.23
                                                               -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations...........................        1.96        (2.90)         0.39         1.46        0.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                               -----------  -----------   -----------  -----------  ----------
   Total Distributions........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
=============================================================  ===========  ===========   ===========  ===========  ==========
Total Return..................................................       11.87%      (14.49)%        1.89%        7.75%       3.55%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.......................        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets..........        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.......................................           3%           5%            2%           1%          1%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                                 AT 10/31/16
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  84%
Japanese Small Company Portfolio               The Japanese Small Company Series                16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              7%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                84%
                                               The United Kingdom Small Company Series          96%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             22%
                                               DFA International Real Estate Securities         40%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $64,808 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of October 31, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,921, $32,655 and $1,460,813 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio.................. 0.20%
         U.S. Large Cap Equity Portfolio........................ 0.15%
         U.S. Large Cap Value Portfolio......................... 0.25%
         U.S. Targeted Value Portfolio.......................... 0.35%
         U.S. Small Cap Value Portfolio......................... 0.50%
         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio............................... 0.35%
         U.S. Micro Cap Portfolio............................... 0.50%
         DFA Real Estate Securities Portfolio................... 0.17%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.50%
         Asia Pacific Small Company Portfolio................... 0.50%
         United Kingdom Small Company Portfolio................. 0.50%
         Continental Small Company Portfolio.................... 0.50%
         DFA International Real Estate Securities Portfolio..... 0.25%
         DFA Global Real Estate Securities Portfolio............ 0.20%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         World ex U.S. Targeted Value Portfolio................. 0.58%
         World ex U.S. Core Equity Portfolio.................... 0.40%
         World Core Equity Portfolio............................ 0.30%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Portfolio............................. 0.50%
         Emerging Markets Small Cap Portfolio................... 0.65%
         Emerging Markets Value Portfolio....................... 0.50%
         Emerging Markets Core Equity Portfolio................. 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                              PREVIOUSLY
                                                                               RECOVERY      WAIVED FEES/
                                                                             OF PREVIOUSLY     EXPENSES
                                                                             WAIVED FEES/       ASSUMED
                                                                EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                 LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                                 ----------------- ------------- -----------------
U.S. Large Cap Equity Portfolio (1).......................       0.19%           $ 28                --
U.S. Large Cap Value Portfolio (2)........................       0.25%             --                --
U.S. Targeted Value Portfolio (3).........................       0.50%             --                --
U.S. Core Equity 1 Portfolio (1)..........................       0.23%             --                --
U.S. Core Equity 2 Portfolio (1)..........................       0.26%             --                --
U.S. Vector Equity Portfolio (1)..........................       0.36%             --                --
DFA Real Estate Securities Portfolio (1)..................       0.18%              7           $ 1,726
International Core Equity Portfolio (1)...................       0.49%             --                --
International Small Company Portfolio (4).................       0.45%             --                --
Japanese Small Company Portfolio (5)......................       0.47%             --                --
Asia Pacific Small Company Portfolio (5)..................       0.47%             --                --
United Kingdom Small Company Portfolio (5)................       0.47%              1                24
Continental Small Company Portfolio (5)...................       0.47%             --                --
DFA International Real Estate Securities Portfolio (6)....       0.29%             --                --
DFA Global Real Estate Securities Portfolio (7)...........       0.24%             --            19,086
International Vector Equity Portfolio (1).................       0.60%             --                --
World ex U.S. Value Portfolio (8).........................       0.60%             --               923
World ex U.S. Targeted Value Portfolio (9)................       0.80%             --             1,507
World ex U.S. Core Equity Portfolio (10)..................       0.47%            154             1,575
World Core Equity Portfolio (11)..........................       0.35%              9             1,348
Selectively Hedged Global Equity Portfolio (12)...........       0.40%             --             1,702
Emerging Markets Portfolio (2)............................       0.50%             --                --
Emerging Markets Small Cap Portfolio (2)..................       0.65%             --                --
Emerging Markets Value Portfolio (2)......................       0.50%             --                --
Emerging Markets Core Equity Portfolio (1)................       0.85%             --                --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.62%             --                --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.77%             --                --
Emerging Markets Value Portfolio (14).....................       0.96%             --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each

Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee") to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
      Enhanced U.S. Large Company Portfolio...................    $  6
      Large Cap International Portfolio.......................     110
      International Core Equity Portfolio.....................     585
      DFA International Real Estate Securities Portfolio......     119
      DFA International Small Cap Value Portfolio.............     296
      International Vector Equity Portfolio...................      19
      World ex U.S. Value Portfolio...........................      (1)*
      World ex U.S. Targeted Value Portfolio..................       4
      World ex U.S. Core Equity Portfolio.....................      26
      Emerging Markets Core Equity Portfolio..................     556

* A credit may be negative as a result of a negative cash balance with the custodian.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................. $  9
          U.S. Large Cap Equity Portfolio.......................    4
          U.S. Large Cap Value Portfolio........................  381
          U.S. Targeted Value Portfolio.........................  121
          U.S. Small Cap Value Portfolio........................  338
          U.S. Core Equity 1 Portfolio..........................  197
          U.S. Core Equity 2 Portfolio..........................  283
          U.S. Vector Equity Portfolio..........................   82
          U.S. Small Cap Portfolio..............................  201
          U.S. Micro Cap Portfolio..............................  163
          DFA Real Estate Securities Portfolio..................  143
          Large Cap International Portfolio.....................   85
          International Core Equity Portfolio...................  267
          International Small Company Portfolio.................  257
          Japanese Small Company Portfolio......................   10
          Asia Pacific Small Company Portfolio..................    7
          United Kingdom Small Company Portfolio................    1
          Continental Small Company Portfolio...................    6
          DFA International Real Estate Securities Portfolio....   58
          DFA Global Real Estate Securities Portfolio...........   50
          DFA International Small Cap Value Portfolio...........  371
          International Vector Equity Portfolio.................   24
          World ex U.S. Value Portfolio.........................    2
          World ex U.S. Targeted Value Portfolio................    2
          World ex U.S. Core Equity Portfolio...................    6
          World Core Equity Portfolio...........................    1
          Selectively Hedged Global Equity Portfolio............    2
          Emerging Markets Portfolio............................  116
          Emerging Markets Small Cap Portfolio..................   96
          Emerging Markets Value Portfolio......................  490
          Emerging Markets Core Equity Portfolio................  274

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios transactions related to investment securities, other than short-term securities (amounts in thousands):

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES      SALES       PURCHASES       SALES
                                                       ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio................. $124,198      $187,445     $  155,588    $   59,010
U.S. Large Cap Equity Portfolio.......................       --            --        230,249        87,431
U.S. Targeted Value Portfolio.........................       --            --      3,296,950     2,119,996
U.S. Small Cap Value Portfolio........................       --            --      3,224,499     2,319,214

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES       SALES      PURCHASES       SALES
                                                       ---------       -----       ----------    ----------
U.S. Core Equity 1 Portfolio..........................    --            --        $2,139,073    $  538,773
U.S. Core Equity 2 Portfolio..........................    --            --         2,313,580       714,155
U.S. Vector Equity Portfolio..........................    --            --           591,925       380,583
U.S. Small Cap Portfolio..............................    --            --         3,477,660     1,180,532
U.S. Micro Cap Portfolio..............................    --            --           938,043       829,033
DFA Real Estate Securities Portfolio..................    --            --           657,728       210,391
Large Cap International Portfolio.....................    --            --           742,110       331,612
International Core Equity Portfolio...................    --            --         1,481,725       305,360
DFA International Real Estate Securities Portfolio....    --            --           654,586        24,687
DFA Global Real Estate Securities Portfolio...........    --            --           896,766        84,061
DFA International Small Cap Value Portfolio...........    --            --         2,691,336     2,324,466
International Vector Equity Portfolio.................    --            --           213,086        66,645
World ex U.S. Targeted Value Portfolio................    --            --           109,785        67,591
World ex U.S. Core Equity Portfolio...................    --            --           457,750        19,495
Emerging Markets Core Equity Portfolio................    --            --         2,630,228       521,897

   For the year ended October 31, 2016, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio............ $1,448,338 $1,678,314 $271,438  $26,141 $24,916          --
DFA Real Estate Securities
  Portfolio.......................  1,574,619  1,619,318   32,220   48,319  46,973          --
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $3,022,957 $3,297,632 $303,658  $74,460 $71,889          --
                                   ========== ========== ========  ======= =======        ====

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ========== ========== ========  ======= =======        ====

                                                              WORLD CORE EQUITY PORTFOLIO
                                           -----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio..............  $105,442   $189,060  $ 91,959  $10,829  $2,599       $1,313
International Core Equity Portfolio.......    76,621    137,648    67,241    6,540   2,806           --
Emerging Markets Core Equity Portfolio....    20,320     43,388    22,874    3,437     657           --
                                            --------   --------  --------  -------  ------       ------
Total.....................................  $202,383   $370,096  $182,074  $20,806  $6,062       $1,313
                                            ========   ========  ========  =======  ======       ======

                                                      SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           ----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..............  $110,935   $124,577   $15,341  $2,287  $2,111       $2,164
International Core Equity Portfolio.......    87,007    101,000    17,605   3,707   2,409           --
Emerging Markets Core Equity Portfolio....    36,717     50,601    10,607   1,202     910           --
                                            --------   --------   -------  ------  ------       ------
Total.....................................  $234,659   $276,178   $43,553  $7,196  $5,430       $2,164
                                            ========   ========   =======  ======  ======       ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..................    $    535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio........................         304             (70)          (234)
U.S. Large Cap Value Portfolio.........................      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio..........................      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio.........................      45,432          (7,935)       (37,497)
U.S. Core Equity 1 Portfolio...........................       8,674           3,625        (12,299)
U.S. Core Equity 2 Portfolio...........................      10,013         (10,750)           737
U.S. Vector Equity Portfolio...........................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...............................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...............................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...................     (11,291)         17,695         (6,404)
Large Cap International Portfolio......................     (18,977)            253         18,724
International Core Equity Portfolio....................      12,878         (12,174)          (704)
International Small Company Portfolio..................      22,671          (7,960)       (14,711)
Japanese Small Company Portfolio.......................          --             426           (426)
Asia Pacific Small Company Portfolio...................     (16,317)            181         16,136
United Kingdom Small Company Portfolio.................         331              79           (410)
Continental Small Company Portfolio....................          --              31            (31)
DFA International Real Estate Securities Portfolio.....      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio............       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio............      65,378           2,410        (67,788)
International Vector Equity Portfolio..................       2,360          (1,822)          (538)
World ex U.S. Value Portfolio..........................          --             166           (166)
World ex U.S. Targeted Value Portfolio.................       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio....................       1,353          (1,133)          (220)
World Core Equity Portfolio............................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.............         369             114           (483)
Emerging Markets Portfolio.............................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...................      13,361           2,519        (15,880)
Emerging Markets Value Portfolio.......................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.................       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2015..................................    $ 11,391      $ 16,610    $   28,001
 2016..................................       4,946         9,801        14,747
 U.S. Large Cap Equity Portfolio
 2015..................................       8,398           266         8,664
 2016..................................      14,431            --        14,431
 U.S. Large Cap Value Portfolio
 2015..................................     302,945        86,223       389,168
 2016..................................     357,227       643,970     1,001,197
 U.S. Targeted Value Portfolio
 2015..................................      85,573       237,911       323,484
 2016..................................     104,605       286,529       391,134
 U.S. Small Cap Value Portfolio
 2015..................................     130,190       427,115       557,305
 2016..................................     122,984       487,358       610,342
 U.S. Core Equity 1 Portfolio
 2015..................................     200,298        49,469       249,767
 2016..................................     253,050       160,152       413,202
 U.S. Core Equity 2 Portfolio
 2015..................................     228,075        89,857       317,932
 2016..................................     281,321       296,061       577,382
 U.S. Vector Equity Portfolio
 2015..................................      51,799       109,045       160,844
 2016..................................      59,624       119,588       179,212
 U.S. Small Cap Portfolio
 2015..................................     105,110       268,312       373,422
 2016..................................     135,940       503,185       639,125
 U.S. Micro Cap Portfolio
 2015..................................      39,933       278,651       318,584
 2016..................................      43,406       267,830       311,236
 DFA Real Estate Securities Portfolio
 2015..................................     220,092            --       220,092
 2016..................................     199,996            --       199,996
 Large Cap International Portfolio
 2015..................................      85,101            --        85,101
 2016..................................      92,122            --        92,122
 International Core Equity Portfolio
 2015..................................     367,607            --       367,607
 2016..................................     387,589            --       387,589
 International Small Company Portfolio
 2015..................................     235,604       250,320       485,924
 2016..................................     283,791       207,859       491,650
 Japanese Small Company Portfolio
 2015..................................       7,758            --         7,758
 2016..................................       6,534            --         6,534

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
Asia Pacific Small Company Portfolio
2015...............................................    $ 16,487            --    $ 16,487
2016...............................................       7,760            --       7,760
United Kingdom Small Company Portfolio
2015...............................................       1,068      $  2,151       3,219
2016...............................................       1,389         1,632       3,021
Continental Small Company Portfolio
2015...............................................       4,771            --       4,771
2016...............................................       6,377            --       6,377
DFA International Real Estate Securities Portfolio
2015...............................................     182,724            --     182,724
2016...............................................      60,576            --      60,576
DFA Global Real Estate Securities Portfolio
2015...............................................     124,281            --     124,281
2016...............................................      97,767            --      97,767
DFA International Small Cap Value Portfolio
2015...............................................     224,376       207,080     431,456
2016...............................................     381,199       182,540     563,739
International Vector Equity Portfolio
2015...............................................      38,097        10,950      49,047
2016...............................................      43,651         5,716      49,367
World ex U.S. Value Portfolio
2015...............................................       3,283            --       3,283
2016...............................................       5,358            --       5,358
World ex U.S. Targeted Value Portfolio
2015...............................................       3,902           402       4,304
2016...............................................       4,374            --       4,374
World ex U.S. Core Equity Portfolio
2015...............................................      15,824            --      15,824
2016...............................................      36,005            --      36,005
World Core Equity Portfolio
2015...............................................       2,679           232       2,911
2016...............................................       5,800           132       5,932
Selectively Hedged Global Equity Portfolio
2015...............................................       4,968         1,915       6,883
2016...............................................       6,448           620       7,068
Emerging Markets Portfolio
2015...............................................      73,891            --      73,891
2016...............................................      89,527            --      89,527
Emerging Markets Small Cap Portfolio
2015...............................................     102,968        88,636     191,604
2016...............................................     124,387        36,697     161,084
Emerging Markets Value Portfolio
2015...............................................     351,213            --     351,213
2016...............................................     439,072            --     439,072
Emerging Markets Core Equity Portfolio
2015...............................................     304,141            --     304,141
2016...............................................     349,434            --     349,434

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
Enhanced U.S. Large Company Portfolio..................    $   (274)     $   (261)   $   (535)
U.S. Large Cap Equity Portfolio........................        (258)           --        (258)
U.S. Large Cap Value Portfolio.........................     (14,344)      (18,475)    (32,819)
U.S. Targeted Value Portfolio..........................      (5,900)      (15,974)    (21,874)
U.S. Small Cap Value Portfolio.........................      (7,917)      (37,500)    (45,417)
U.S. Core Equity 1 Portfolio...........................      (6,342)       (1,746)     (8,088)
U.S. Core Equity 2 Portfolio...........................      (6,490)       (2,811)     (9,301)
U.S. Vector Equity Portfolio...........................      (2,769)       (5,072)     (7,841)
U.S. Small Cap Portfolio...............................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...............................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...................      (2,701)         (750)     (3,451)
Large Cap International Portfolio......................          --            --          --
International Core Equity Portfolio....................     (12,864)           --     (12,864)
International Small Company Portfolio..................     (11,313)      (10,494)    (21,808)
Japanese Small Company Portfolio.......................          --            --          --
Asia Pacific Small Company Portfolio...................          --            --          --
United Kingdom Small Company Portfolio.................        (149)         (182)       (331)
Continental Small Company Portfolio....................          --            --          --
DFA International Real Estate Securities Portfolio.....     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio............      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio............     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..................      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio..........................          --            --          --
World ex U.S. Targeted Value Portfolio.................        (367)           --        (367)
World ex U.S. Core Equity Portfolio....................      (1,353)           --      (1,353)
World Core Equity Portfolio............................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.............        (268)         (101)       (369)
Emerging Markets Portfolio.............................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...................      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio.......................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.................     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio.    $ 2,930       $  4,088            --      $       (5)   $    7,013
U.S. Large Cap Equity Portfolio.......      1,891             --      $(11,064)         54,208        45,035
U.S. Large Cap Value Portfolio........     19,642        446,140            --       4,487,495     4,953,277
U.S. Targeted Value Portfolio.........     17,723        282,315            --         890,310     1,190,348
U.S. Small Cap Value Portfolio........     16,385        533,286            --       2,185,837     2,735,508
U.S. Core Equity 1 Portfolio..........     33,863         71,615            --       3,471,018     3,576,496
U.S. Core Equity 2 Portfolio..........     27,061        122,467            --       4,229,205     4,378,733

                                             UNDISTRIBUTED                                               TOTAL NET
                                             NET INVESTMENT                                            DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------- -------------- -------------
U.S. Vector Equity Portfolio................    $    562      $101,957              --   $   895,232    $   997,751
U.S. Small Cap Portfolio....................      18,404       343,189              --     2,071,208      2,432,801
U.S. Micro Cap Portfolio....................       4,043       255,836              --     1,277,801      1,537,680
DFA Real Estate Securities Portfolio........      39,164        66,384              --     2,060,852      2,166,400
Large Cap International Portfolio...........      16,290            --     $  (209,528)      208,151         14,913
International Core Equity Portfolio.........      87,644            --        (362,544)      428,070        153,170
International Small Company Portfolio.......      81,583       251,071              --       647,525        980,179
Japanese Small Company Portfolio............       9,316            --         (31,648)       61,150         38,818
Asia Pacific Small Company Portfolio........       8,100            --         (21,813)      (16,408)       (30,121)
United Kingdom Small Company Portfolio......         433         1,684              --         1,926          4,043
Continental Small Company Portfolio.........         705            --         (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio.................................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities Portfolio.      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value Portfolio.      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio.......      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio...............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value Portfolio......       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio.........       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio.................         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity Portfolio..       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio..................      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap Portfolio........      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio............      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity Portfolio......      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Japanese Small Company Portfolio......   13,897  12,208   5,543       --    31,648
Asia Pacific Small Company Portfolio..    8,261      --      --   13,552    21,813

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................ $ 4,880 $ 5,252      --         -- $   10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689 $69,466 $   58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,363      2,708
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA International Real Estate Securities Portfolio  $ 1,010
          DFA Real Estate Securities Portfolio                 10,635
          Large Cap International Portfolio                    40,352
          Japanese Small Company Portfolio                     19,964
          Continental Small Company Portfolio                   6,882
          World ex U.S. Targeted Value Portfolio                6,624

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio................. $   234,200  $      197  $      (189)   $        8
U.S. Large Cap Equity Portfolio.......................     843,248      90,541      (36,333)       54,208
U.S. Large Cap Value Portfolio........................  13,161,883   4,484,386           --     4,484,386
U.S. Targeted Value Portfolio.........................   8,412,868   1,592,535     (702,225)      890,310
U.S. Small Cap Value Portfolio........................  12,191,562   3,315,985   (1,130,148)    2,185,837
U.S. Core Equity 1 Portfolio..........................  12,905,940   4,024,119     (553,100)    3,471,019
U.S. Core Equity 2 Portfolio..........................  14,483,954   4,994,488     (765,283)    4,229,205
U.S. Vector Equity Portfolio..........................   3,438,827   1,166,324     (271,092)      895,232
U.S. Small Cap Portfolio..............................  13,478,533   2,986,935     (915,727)    2,071,208
U.S. Micro Cap Portfolio..............................   4,615,954   1,707,552     (429,751)    1,277,801
DFA Real Estate Securities Portfolio..................   5,697,975   2,172,707     (148,032)    2,024,675
Large Cap International Portfolio.....................   3,472,803     591,185     (382,705)      208,480
International Core Equity Portfolio...................  17,544,279   2,624,727   (2,195,128)      429,599
International Small Company Portfolio.................   9,645,400     901,692     (253,084)      648,608
Japanese Small Company Portfolio......................     448,349      61,306           --        61,306
Asia Pacific Small Company Portfolio..................     268,083          --      (16,408)      (16,408)
United Kingdom Small Company Portfolio................      30,445       1,924           --         1,924
Continental Small Company Portfolio...................     255,325      36,924           --        36,924
DFA International Real Estate Securities Portfolio....   4,624,639          --     (356,569)     (356,569)
DFA Global Real Estate Securities Portfolio...........   4,267,424     705,578      (48,158)      657,420
DFA International Small Cap Value Portfolio...........  12,839,126   2,621,586   (1,702,633)      918,953

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
International Vector Equity Portfolio................. $ 1,906,637  $  315,636  $  (230,103)  $    85,533
World ex U.S. Value Portfolio.........................     188,993          --         (782)         (782)
World ex U.S. Targeted Value Portfolio................     272,787      37,221      (23,531)       13,690
World ex U.S. Core Equity Portfolio...................   1,759,314     159,516     (171,862)      (12,346)
World Core Equity Portfolio...........................     371,264       1,948       (2,980)       (1,032)
Selectively Hedged Global Equity Portfolio............     264,617      11,776         (215)       11,561
Emerging Markets Portfolio............................   3,956,360     957,968           --       957,968
Emerging Markets Small Cap Portfolio..................   5,326,498     135,936           --       135,936
Emerging Markets Value Portfolio......................  17,713,863          --   (1,227,510)   (1,227,510)
Emerging Markets Core Equity Portfolio................  18,713,368   3,479,196   (2,670,118)      809,078

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                 YEAR                  YEAR
                                                 ENDED                 ENDED
                                               OCT. 31,              OCT. 31,
                                                 2016                  2015
                                         --------------------  --------------------
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued......................... $    10,885      541  $    32,126    1,408
  Shares Issued in Lieu of Cash
   Distributions........................       2,087      104        1,658       78
  Shares Redeemed.......................     (16,510)    (828)      (7,954)    (357)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1
  Shares................................ $    (3,538)    (183) $    25,830    1,129
                                         ===========  =======  ===========  =======
Class R2 Shares
  Shares Issued......................... $    55,695    2,692  $    91,125    4,038
  Shares Issued in Lieu of Cash
   Distributions........................       7,874      394        4,855      231
  Shares Redeemed.......................     (48,930)  (2,390)     (35,030)  (1,563)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,639      696  $    60,950    2,706
                                         ===========  =======  ===========  =======
Institutional Class Shares
  Shares Issued......................... $ 1,922,986   96,220  $ 2,738,417  122,334
  Shares Issued in Lieu of Cash
   Distributions........................     353,719   17,629      299,961   14,250
  Shares Redeemed.......................  (1,368,182) (67,152)  (1,098,528) (49,444)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   908,523   46,697  $ 1,939,850   87,140
                                         ===========  =======  ===========  =======


                                                  YEAR                   YEAR
                                                 ENDED                  ENDED
                                                OCT. 31,               OCT. 31,
                                                  2016                   2015
                                         ---------------------  ---------------------
                                            AMOUNT     SHARES      AMOUNT     SHARES
                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued......................... $    26,972     1,227  $    30,224     1,180
  Shares Issued in Lieu of Cash
   Distributions........................       2,365       110        1,822        79
  Shares Redeemed.......................     (15,075)     (714)     (36,071)   (1,484)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,262       623  $    (4,025)     (225)
                                         ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued......................... $ 2,794,365   131,949  $ 3,605,561   146,249
  Shares Issued in Lieu of Cash
   Distributions........................     413,784    19,201      330,322    14,260
  Shares Redeemed.......................  (3,524,430) (162,649)  (4,083,777) (163,185)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $  (316,281)  (11,499) $  (147,894)   (2,676)
                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                           UNREALIZED
                                                                                VALUE AT     FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT  OCTOBER 31,  EXCHANGE
   DATE     AMOUNT*        CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
---------- ----------  ----------------- --------------------------- --------  ----------- -----------
 11/04/16      (8,024) Canadian Dollar   Bank of America Corp.       $ (6,085)  $ (5,983)     $102
 12/01/16     (12,226) Denmark Krone     Citibank, N.A.                (1,787)    (1,807)      (20)
 11/02/16      21,610  Euro              Citibank, N.A.                23,649     23,722        73
 11/02/16     (21,610) Euro              JP Morgan                    (24,311)   (23,723)      588
 12/05/16     (21,951) Euro              Citibank, N.A.               (24,055)   (24,130)      (75)
 11/30/16     (69,716) Hong Kong Dollar  ANZ Securities                (8,989)    (8,990)       (1)
 12/01/16  (2,314,926) Japanese Yen      Citibank, N.A.               (22,115)   (22,095)       20
 11/22/16     (23,113) Swedish Krona     Citibank, N.A.                (2,625)    (2,561)       64
 11/29/16      (5,768) Swiss Franc       State Street Bank and Trust   (5,817)    (5,837)      (20)
 11/22/16     (11,511) UK Pound Sterling State Street Bank and Trust  (14,013)   (14,095)      (82)
                                                                     --------   --------      ----
                                                                     $(86,148)  $(85,499)     $649
                                                                     ========   ========      ====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio...... S&P 500 Emini Index(R)   12/16/16    2,258   $239,359    $252         --
                                                                       --------    ----         --
                                                                       $239,359    $252         --
                                                                       ========    ====         ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     760    $80,564    $(2,039)    $3,420
                                                                  -------    -------     ------
                                                                  $80,564    $(2,039)    $3,420
                                                                  =======    =======     ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   12/16/16    2,738   $290,242   $(3,946)   $12,321
                                                                   --------   -------    -------
                                                                   $290,242   $(3,946)   $12,321
                                                                   ========   =======    =======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,120   $118,726   $(3,224)    $5,040
                                                                 --------   -------     ------
                                                                 $118,726   $(3,224)    $5,040
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,260   $133,566   $(3,630)    $5,670
                                                                 --------   -------     ------
                                                                 $133,566   $(3,630)    $5,670
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   12/16/16     290    $30,741     $(835)     $1,305
                                                                 -------     -----      ------
                                                                 $30,741     $(835)     $1,305
                                                                 =======     =====      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     552    $ 65,649   $(3,300)    $3,028
U.S. Small Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     588      62,331      (990)     2,875
                                                                  --------   -------     ------
                                                                  $127,980   $(4,290)    $5,903
                                                                  ========   =======     ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     196    $23,310    $(1,224)    $1,055
U.S. Micro Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     345     36,572       (438)     1,654
                                                                  -------    -------     ------
                                                                  $59,882    $(1,662)    $2,709
                                                                  =======    =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   12/16/16     536    $56,819    $(1,518)    $2,412
                                                                         -------    -------     ------
                                                                         $56,819    $(1,518)    $2,412
                                                                         =======    =======     ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   12/16/16     190    $15,824     $(579)     $  735
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    12/16/16     150     15,901      (291)        738
                                                                       -------     -----      ------
                                                                       $31,725     $(870)     $1,473
                                                                       =======     =====      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   12/16/16    1,340   $142,047   $(2,948)    $6,030
                                                                        --------   -------     ------
                                                                        $142,047   $(2,948)    $6,030
                                                                        ========   =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                  DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             -------------------    ---------- --------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)   12/16/16     270    $32,111    $(1,548)    $1,450
International Small Company
  Portfolio................. S&P 500 Emini Index(R)  12/16/16     505     53,533     (1,240)     2,416
                                                                         -------    -------     ------
                                                                         $85,644    $(2,788)    $3,866
                                                                         =======    =======     ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   12/16/16     275    $29,151     $(304)     $1,238
                                                                     -------     -----      ------
                                                                     $29,151     $(304)     $1,238
                                                                     =======     =====      ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    12/16/16      100   $ 11,893   $  (621)    $  513
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   12/16/16    1,125    119,256    (2,837)     5,140
                                                                      --------   -------     ------
                                                                      $131,149   $(3,458)    $5,653
                                                                      ========   =======     ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   12/16/16     127    $13,463     $(348)      $572
                                                                        -------     -----       ----
                                                                        $13,463     $(348)      $572
                                                                        =======     =====       ====

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
Emerging Markets Core  MINI MSCI Emerging
  Equity Portfolio....   Markets Index(R)       12/16/16      650   $ 29,364   $  (206)    $1,256
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)   12/16/16    1,238    131,234    (3,241)     5,615
                                                                    --------   -------     ------
                                                                    $160,598   $(3,447)    $6,871
                                                                    ========   =======     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
    Enhanced U.S. Large Company Portfolio...............       --  $206,092
    U.S. Targeted Value Portfolio.......................       --    54,741
    U.S. Small Cap Value Portfolio......................       --   204,770
    U.S. Core Equity 1 Portfolio........................       --    83,185
    U.S. Core Equity 2 Portfolio........................       --    93,600
    U.S. Vector Equity Portfolio........................       --    21,552
    U.S. Small Cap Portfolio............................       --    94,517
    U.S. Micro Cap Portfolio............................       --    40,166
    DFA Real Estate Securities Portfolio................       --    42,383
    Large Cap International Portfolio *................. $  1,268    19,922
    International Core Equity Portfolio *...............      695   104,335
    International Small Company Portfolio...............       --    69,319
    DFA International Real Estate Securities Portfolio*.      349    26,287
    DFA International Small Cap Value Portfolio *.......      914   115,375
    International Vector Equity Portfolio *.............      211        --
    World ex U.S. Targeted Value Portfolio *............        7        --
    World ex U.S. Core Equity Portfolio *...............      174        --
    Selectively Hedged Global Equity Portfolio..........  106,282    12,902
    Emerging Markets Core Equity Portfolio *............      606   122,171

* The Portfolio had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio....     $   252           --    $   252
Selectively Hedged Global Equity
  Portfolio..............................         847        $ 847         --

                                               LIABILITY DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
U.S. Targeted Value Portfolio............     $(2,039)          --    $(2,039)
U.S. Small Cap Value Portfolio...........      (3,946)          --     (3,946)
U.S. Core Equity 1 Portfolio.............      (3,224)          --     (3,224)
U.S. Core Equity 2 Portfolio.............      (3,630)          --     (3,630)
U.S. Vector Equity Portfolio.............        (835)          --       (835)
U.S. Small Cap Portfolio.................      (4,290)          --     (4,290)
U.S. Micro Cap Portfolio.................      (1,662)          --     (1,662)
DFA Real Estate Securities Portfolio.....      (1,518)          --     (1,518)
Large Cap International Portfolio........        (870)          --       (870)
International Core Equity Portfolio......      (2,948)          --     (2,948)
International Small Company Portfolio....      (2,788)          --     (2,788)
DFA International Real Estate Securities
  Portfolio..............................        (304)          --       (304)
DFA International Small Cap Value
  Portfolio..............................      (3,458)          --     (3,458)
Selectively Hedged Global Equity
  Portfolio..............................        (546)       $(198)      (348)
Emerging Markets Core Equity Portfolio...      (3,447)          --     (3,447)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                        ---------------------------
                                                 FOREIGN
                                                EXCHANGE   EQUITY
                                         TOTAL  CONTRACTS CONTRACTS
                                        ------- --------- ---------
            Enhanced U.S. Large
              Company Portfolio........ $ 7,848    --      $ 7,848
            U.S. Large Cap Value
              Portfolio................  17,635    --       17,635
            U.S. Targeted Value
              Portfolio................   6,695    --        6,695
            U.S. Small Cap Value
              Portfolio................  42,945    --       42,945
            U.S. Core Equity 1
              Portfolio................  14,545    --       14,545

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     U.S. Core Equity 2 Portfolio............. $16,424        --     $16,424
     U.S. Vector Equity Portfolio.............   3,911        --       3,911
     U.S. Small Cap Portfolio.................  18,220        --      18,220
     U.S. Micro Cap Portfolio.................   4,507        --       4,507
     DFA Real Estate Securities Portfolio.....   6,786        --       6,786
     Large Cap International Portfolio........   2,586      $ (1)      2,587
     International Core Equity Portfolio......  19,272        (3)     19,275
     International Small Company Portfolio....  17,796        --      17,796
     Continental Small Company Portfolio......      50        --          50
     DFA International Real Estate Securities
       Portfolio..............................   4,480        48       4,432
     DFA Global Real Estate Securities
       Portfolio..............................     757        --         757
     DFA International Small Cap Value
       Portfolio..............................  29,244        27      29,217
     International Vector Equity Portfolio....     138       (44)        182
     World ex U.S. Value Portfolio............     112        --         112
     World ex U.S. Targeted Value Portfolio...       8         8          --
     World ex U.S. Core Equity Portfolio......    (629)       --        (629)
     Selectively Hedged Global Equity
       Portfolio..............................   2,131       371       1,760
     Emerging Markets Portfolio...............   5,655        --       5,655
     Emerging Markets Small Cap Portfolio.....   4,016        --       4,016
     Emerging Markets Value Portfolio.........  11,373        --      11,373
     Emerging Markets Core Equity Portfolio...  30,116        --      30,116

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     Enhanced U.S. Large Company Portfolio.... $  (557)       --     $  (557)
     U.S. Large Cap Value Portfolio...........  (3,292)       --      (3,292)
     U.S. Targeted Value Portfolio............  (2,039)       --      (2,039)
     U.S. Small Cap Value Portfolio...........  (3,946)       --      (3,946)
     U.S. Core Equity 1 Portfolio.............  (3,224)       --      (3,224)
     U.S. Core Equity 2 Portfolio.............  (3,630)       --      (3,630)
     U.S. Vector Equity Portfolio.............    (835)       --        (835)
     U.S. Small Cap Portfolio.................  (4,290)       --      (4,290)
     U.S. Micro Cap Portfolio.................  (1,662)       --      (1,662)
     DFA Real Estate Securities Portfolio.....  (1,518)       --      (1,518)
     Large Cap International Portfolio........    (870)       --        (870)
     International Core Equity Portfolio......  (2,948)       --      (2,948)
     International Small Company Portfolio....  (2,771)       --      (2,771)
     Continental Small Company Portfolio......       2        --           2
     DFA International Real Estate Securities
       Portfolio..............................    (304)       --        (304)
     DFA International Small Cap Value
       Portfolio..............................  (3,458)       --      (3,458)
     World ex U.S. Value Portfolio............     (19)       --         (19)
     Selectively Hedged Global Equity
       Portfolio..............................    (559)     $541      (1,100)
     Emerging Markets Portfolio...............    (263)       --        (263)
     Emerging Markets Small Cap Portfolio.....     286        --         286
     Emerging Markets Value Portfolio.........    (391)       --        (391)
     Emerging Markets Core Equity Portfolio...  (3,447)       --      (3,447)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts.......    $847       $847        $(95)        --      $752     $198        $198        $(95)        --      $103

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                       ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity
  Portfolio...........     1.04%       $ 2,324         29        $ 2       $  8,804
U.S. Targeted Value
  Portfolio...........     1.05%        12,631          5          2         19,633
U.S. Vector Equity
  Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap
  International
  Portfolio...........     1.13%         2,459          3         --          4,761
International Core
  Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small
  Company Portfolio...     1.00%         3,790         13          1         18,387
DFA International
  Small Cap Value
  Portfolio...........     1.04%        31,688          8          7         61,254
International Vector
  Equity Portfolio....     1.12%         3,589         32          4          8,719
World ex U.S. Value
  Portfolio...........     1.08%           313         62          1          3,180
World ex U.S.
  Targeted Value
  Portfolio...........     1.09%         2,620         50          4          7,642
World ex U.S. Core
  Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity
  Portfolio...........     1.08%         1,089         20          1          4,841
Emerging Markets Core
  Equity Portfolio....     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 27,570  $ 24,560       $ (2,752)
U.S. Targeted Value Portfolio................  198,462   258,264         33,497
U.S. Small Cap Value Portfolio...............   41,485   529,351         56,512
U.S. Core Equity 1 Portfolio.................  204,530   143,651        (15,380)
U.S. Core Equity 2 Portfolio.................  254,997   140,170          1,373
U.S. Vector Equity Portfolio.................   46,739    54,146         11,343
U.S. Small Cap Portfolio.....................  327,605    83,496         20,824
U.S. Micro Cap Portfolio.....................   94,240   118,943         54,866
DFA Real Estate Securities Portfolio.........    4,311     2,083            423
Large Cap International Portfolio............   53,749    61,512         (1,108)
International Core Equity Portfolio..........  203,108   255,730           (922)
DFA Global Real Estate Securities Portfolio..    1,678        --             --
DFA International Small Cap Value Portfolio..  385,406   444,880         41,282
International Vector Equity Portfolio........   20,229    22,944            (79)
World ex U.S. Targeted Value Portfolio.......    6,070    10,962            545
World ex U.S. Core Equity Portfolio..........   15,173    16,486           (232)
Emerging Markets Core Equity Portfolio.......   14,853    15,515         (1,558)

K. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                    MARKET  UNINVESTED
                                                    VALUE      CASH
                                                   -------- ----------
          U.S. Large Cap Equity Portfolio......... $  9,409       --
          U.S. Targeted Value Portfolio...........  367,153       --
          U.S. Small Cap Value Portfolio..........  194,743       --
          U.S. Core Equity 1 Portfolio............  622,368       --
          U.S. Core Equity 2 Portfolio............  561,339       --
          U.S. Vector Equity Portfolio............  163,776       --
          U.S. Small Cap Portfolio................  232,046       --
          U.S. Micro Cap Portfolio................   83,144       --
          DFA Real Estate Securities Portfolio....  146,276       --
          Large Cap International Portfolio.......    9,368       --
          International Core Equity Portfolio.....   65,844       --
          DFA International Real Estate
            Securities Portfolio..................    5,917       --
          DFA International Small Cap Value
            Portfolio.............................   20,275   $1,382
          International Vector Equity Portfolio...    5,330       --
          World ex U.S. Targeted Value Portfolio..    1,907       --
          World ex U.S. Core Equity Portfolio.....   14,969      110
          Emerging Markets Core Equity............  651,321       --

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the

Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                        ------------------------------------------------------------
                                        OVERNIGHT AND             BETWEEN
                                         CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                        -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........ $   46,037,222    --         --         --    $   46,037,222
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................  1,240,541,205    --         --         --     1,240,541,205
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.........................    461,556,560    --         --         --       461,556,560
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........  1,236,637,558    --         --         --     1,236,637,558
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks.........................  1,040,127,894    --         --         --     1,040,127,884
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.........................     34,027,679    --         --         --        34,027,679
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................      7,145,456    --         --         --         7,145,456
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,416,230,536    --         --         --     1,416,230,536
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,865,189,843    --         --         --     1,865,189,843
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks.........................    144,254,351    --         --         --       144,254,351
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.........................    207,774,454    --         --         --       207,774,454
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks.........................    947,512,927    --         --         --       947,512,927

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks........................... $  157,926,434    --         --         --    $  157,926,434
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........    509,342,336    --         --         --       509,342,336
U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........  2,565,604,574    --         --         --     2,565,604,574
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks...........................  1,802,024,349    --         --         --     1,802,024,349
U.S. MICRO CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........    804,805,059    --         --         --       804,805,059
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks...........................    101,533,454    --         --         --       101,533,454

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2016, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

              DFA International Small Cap Value Portfolio. 29,398

O. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             94%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      7             80%

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             79%
DFA Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             79%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio.................................      4             73%
International Small Company Portfolio -- Institutional
  Class Shares......................................................      4             61%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares......................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares......................................................      4             92%
Continental Small Company Portfolio -- Institutional
  Class Shares......................................................      4             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             88%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      3             72%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares......................................................      4             68%
International Vector Equity Portfolio -- Institutional
  Class Shares......................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares......................................................      3             99%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      3             81%
World Core Equity Portfolio.........................................      5             90%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares......................................................      3             52%
Emerging Markets Value Portfolio -- Class R2 Shares.................      2             90%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             33%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares......................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                              % BREAKDOWN OF DISTRIBUTION SOURCES
                                       -------------------------------------------------
                                          NET      NET REALIZED   NET REALIZED
                                       INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                           INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                         ---------- -------------- -------------- ---------
Enhanced U.S. Large Company Portfolio
   December 16, 2015..................     76%          0%             0%          24%
U.S. Large Cap Equity Portfolio
   December 16, 2015..................     91%          0%             0%           9%
U.S. Large Cap Value Portfolio
   December 16, 2015..................     90%          0%             0%          10%
U.S. Targeted Value Portfolio
   December 16, 2015..................     87%          0%             0%          13%
U.S. Small Cap Value Portfolio
   December 16, 2015..................     57%          0%             0%          43%
   March 30, 2016.....................     36%          0%             0%          64%
   June 29, 2016......................     42%          0%             0%          58%
U.S. Core Equity 1 Portfolio
   December 15, 2015..................     87%          0%             0%          13%
U.S. Core Equity 2 Portfolio
   December 15, 2015..................     89%          0%             0%          11%
U.S. Vector Equity Portfolio
   December 16, 2015..................     88%          0%             0%          12%
U.S. Small Cap Portfolio
   December 16, 2015..................     81%          0%             0%          19%
   March 30, 2016.....................     98%          0%             0%           2%
   June 29, 2016......................     97%          0%             0%           3%
U.S. Micro Cap Portfolio
   December 16, 2015..................     71%          0%             0%          29%
   March 30, 2016.....................     74%          0%             0%          26%
   June 29, 2016......................     72%          0%             0%          28%
Large Cap International Portfolio
   December 15, 2015..................     72%          0%             0%          28%
   June 29, 2016......................     97%          0%             0%           3%
International Core Equity Portfolio
   December 15, 2015..................     65%          0%             0%          35%
   June 29, 2016......................     99%          0%             0%           1%
International Small Company Portfolio
   December 16, 2015..................     38%          0%             0%          62%
   March 30, 2016.....................      9%          0%             0%          91%
   June 29, 2016......................     51%          0%             0%          49%
   September 29, 2016.................     22%          0%             0%          78%
Japanese Small Company Portfolio
   December 16, 2015..................     21%          0%             0%          79%

                                                           % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ------------------------------------------------
                                                       NET      NET REALIZED   NET REALIZED
                                                    INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                        INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                      ---------- -------------- -------------- ---------
Asia Pacific Small Company Portfolio
   December 16, 2015...............................      8%          0%             0%           92%
United Kingdom Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     45%          0%             0%           55%
   June 29, 2016...................................     39%          0%             0%           61%
Continental Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     78%          0%             0%           22%
   June 29, 2016...................................     98%          0%             0%            2%
DFA International Real Estate Securities Portfolio
   December 15, 2015...............................      0%          0%             0%          100%
DFA Global Real Estate Securities Portfolio
   December 16, 2015...............................     98%          0%             0%            2%
DFA International Small Cap Value Portfolio
   December 15, 2015...............................     33%          0%             0%           67%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     37%          0%             0%           63%
   September 29, 2016..............................      0%          0%             0%          100%
International Vector Equity Portfolio
   December 15, 2015...............................     67%          0%             0%           33%
   June 29, 2016...................................     96%          0%             0%            4%
World ex U.S. Value Portfolio
   December 16, 2015...............................     75%          0%             0%           25%
   June 29, 2016...................................     95%          0%             0%            5%
World ex U.S. Targeted Value Portfolio
   December 16, 2015...............................     44%          0%             0%           56%
   June 29, 2016...................................     98%          0%             0%            2%
World ex U.S. Core Equity Portfolio
   December 16, 2015...............................     85%          0%             0%           15%
World Core Equity Portfolio
   March 30, 2016..................................     99%          0%             0%            1%
   June 29, 2016...................................    100%          0%             0%            0%*
Selectively Hedged Global Equity Portfolio
   December 16, 2015...............................     99%          0%             0%            1%
Emerging Markets Portfolio
   December 16, 2015...............................     30%          0%             0%           70%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     75%          0%             0%           25%
Emerging Markets Small Cap Portfolio
   December 16, 2015...............................     35%          0%             0%           65%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     24%          0%             0%           76%
Emerging Markets Value Portfolio
   December 16, 2015...............................     20%          0%             0%           80%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................      0%          0%             0%          100%
   September 29, 2016..............................      1%          0%             0%           99%

                                               % BREAKDOWN OF DISTRIBUTION SOURCES
                                        -------------------------------------------------
                                           NET      NET REALIZED   NET REALIZED
                                        INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                            INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                          ---------- -------------- -------------- ---------
Emerging Markets Core Equity Portfolio
   December 15, 2015...................     34%          0%             0%          66%
   March 30, 2016......................      5%          0%             0%          95%
   June 29, 2016.......................     79%          0%             0%          21%

* Amount is less than 1%.

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2016

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------       -------------------------
    11/9/2010           $10,000                     $10,000
   11/30/2010             9,480                       9,414
   12/31/2010            10,464                      10,420
    1/31/2011            10,584                      10,525
    2/28/2011            10,804                      10,664
    3/31/2011            11,010                      10,884
    4/30/2011            11,440                      11,261
    5/31/2011            10,889                      10,691
    6/30/2011            10,337                      10,152
    7/31/2011            10,678                      10,452
    8/31/2011            10,788                      10,557
    9/30/2011             9,187                       9,001
   10/31/2011             9,798                       9,597
   11/30/2011             9,538                       9,384
   12/31/2011             9,199                       9,032
    1/31/2012             9,480                       9,256
    2/29/2012             9,752                       9,506
    3/31/2012             9,360                       9,112
    4/30/2012             9,299                       9,074
    5/31/2012             8,494                       8,245
    6/30/2012             8,889                       8,698
    7/31/2012             9,494                       9,261
    8/31/2012             9,676                       9,381
    9/30/2012             9,840                       9,541
   10/31/2012             9,497                       9,171
   11/30/2012             9,547                       9,176
   12/31/2012             9,321                       8,937
    1/31/2013             9,544                       9,151
    2/28/2013             9,169                       8,777
    3/31/2013             9,229                       8,836
    4/30/2013             8,996                       8,590
    5/31/2013             8,763                       8,397
    6/30/2013             8,304                       8,001
    7/31/2013             8,436                       8,110
    8/31/2013             8,730                       8,386
    9/30/2013             8,529                       8,172
   10/31/2013             8,438                       8,051
   11/30/2013             8,397                       7,987
   12/31/2013             8,473                       8,086
    1/31/2014             8,565                       8,110
    2/28/2014             9,156                       8,616
    3/31/2014             9,200                       8,651
    4/30/2014             9,435                       8,862
    5/31/2014             9,200                       8,607
    6/30/2014             9,271                       8,658
    7/31/2014             8,822                       8,227
    8/31/2014             8,750                       8,141
    9/30/2014             8,208                       7,634
   10/31/2014             8,178                       7,573
   11/30/2014             7,789                       7,265
   12/31/2014             7,234                       6,711
    1/31/2015             7,028                       6,486
    2/28/2015             7,203                       6,654
    3/31/2015             6,853                       6,312
    4/30/2015             7,234                       6,674
    5/31/2015             7,028                       6,494
    6/30/2015             7,141                       6,606
    7/31/2015             6,378                       5,904
    8/31/2015             6,306                       5,850
    9/30/2015             6,120                       5,650
   10/31/2015             6,120                       5,625
   11/30/2015             5,686                       5,217
   12/31/2015             5,509                       5,056
    1/31/2016             5,437                       4,971
    2/29/2016             5,364                       4,890
    3/31/2016             5,611                       5,077
    4/30/2016             6,056                       5,509
    5/31/2016             6,046                       5,499
    6/30/2016             6,334                       5,726
    7/31/2016             6,044                       5,433
    8/31/2016             5,930                       5,337               Past performance is not predictive of
    9/30/2016             6,124                       5,505               future performance.
   10/31/2016             6,104                       5,478               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      Bloomberg Barclays data provided by
                              -0.26%      -9.03%       -7.93%             Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2016

   During the fiscal year ended October 31, 2016, the Bloomberg Commodity Index Total Return returned -2.62%. Sectors with significant declines included energy, which returned -18.5% and livestock, which returned -21.4%. Among sectors with positive returns, precious metals led at 11.22%, followed by industrial metals at 7.75% and agriculture at 3.26%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark, whose returns for the period ranged from -29.22% (Kansas wheat) to 42.08% (sugar). During the period, the average duration of the Portfolio's fixed income securities decreased to 1.72 years from 1.84 years.

   For the 12 months ended October 31, 2016, the total return was -0.26% for the Portfolio and -2.62% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance relative to the benchmark was attributable to differences in the management of commodity rolls, commodity curve positioning and investment in short-term investment grade fixed income securities during a period of falling interest rates and narrowing credit spreads.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,007.80    0.33%    $1.67
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.48    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.0%
              Government...................................  31.1%
              Foreign Corporate............................  18.9%
              Foreign Government...........................   3.7%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (64.7%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,008,768
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,006,750
    5.400%, 03/29/17.............................   1,000   1,016,800
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000   2,010,460
    2.300%, 09/06/19.............................   5,100   5,176,627
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000   5,107,495
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,017,949
    2.250%, 07/30/18.............................   3,200   3,240,125
                                                          -----------
TOTAL AUSTRALIA..................................          32,584,974
                                                          -----------

BELGIUM -- (0.7%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,075,900
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   6,000   6,012,060
                                                          -----------
TOTAL BELGIUM....................................          11,087,960
                                                          -----------

CANADA -- (5.5%)
Bank of Montreal
    2.375%, 01/25/19.............................  15,620  15,870,795
Canadian National Railway Co.
    1.450%, 12/15/16.............................     264     264,137
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,004,190
    1.200%, 02/14/18.............................  15,000  15,014,925
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,190,772
    2.200%, 07/27/18.............................   1,005   1,017,629
    1.800%, 07/30/18.............................   8,492   8,536,150
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992   4,002,251
    6.500%, 07/15/18.............................   1,000   1,080,871
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,006,170
    2.125%, 07/02/19.............................  19,850  20,134,887
                                                          -----------
TOTAL CANADA.....................................          92,122,777
                                                          -----------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000  15,236,640
                                                          -----------

FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000   4,988,750

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (Continued)
    1.750%, 05/21/19............................. $ 1,150 $ 1,162,121
                                                          -----------
TOTAL FINLAND....................................           6,150,871
                                                          -----------

FRANCE -- (2.2%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,193,971
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,951,997
Sanofi
    1.250%, 04/10/18.............................   1,800   1,802,821
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,090,230
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................   2,000   2,003,842
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,042,406
    2.100%, 06/19/19.............................  16,220  16,492,739
                                                          -----------
TOTAL FRANCE.....................................          36,578,006
                                                          -----------

GERMANY -- (0.9%)
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................  11,290  11,313,235
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,409,469
                                                          -----------
TOTAL GERMANY....................................          15,722,704
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,529,610
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     300,650
                                                          -----------
TOTAL IRELAND....................................           7,830,260
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,473,978
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,530,269
    3.875%, 01/15/19.............................   2,570   2,644,142
                                                          -----------
TOTAL ITALY......................................           8,648,389
                                                          -----------

JAPAN -- (2.0%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   6,075   6,108,327
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,700,508
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,053,848
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,547,205

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.000%, 10/24/18............................. $ 4,149 $ 4,202,107
    1.400%, 05/20/19.............................   9,500   9,481,257
    2.125%, 07/18/19.............................   1,080   1,097,753
                                                          -----------
TOTAL JAPAN......................................          33,191,005
                                                          -----------

NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,031,290
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,809,456
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  13,665  13,844,572
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,503,265
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,117,948
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038   7,039,386
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,039,828
    2.000%, 11/15/18.............................   3,250   3,290,999
    4.300%, 09/22/19.............................   4,875   5,234,117
                                                          -----------
TOTAL NETHERLANDS................................          55,910,861
                                                          -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,052,320
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,045,129
                                                          -----------
TOTAL NORWAY.....................................           6,097,449
                                                          -----------

SPAIN -- (0.7%)
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,498,416
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,062,740
    3.192%, 04/27/18.............................   4,800   4,902,638
                                                          -----------
TOTAL SPAIN......................................          11,463,794
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   5,008,025
                                                          -----------

SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,508,127
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,228,565
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   5,012,335

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
    2.250%, 06/17/19............................. $ 5,000 $ 5,074,325
                                                          -----------
TOTAL SWEDEN.....................................          31,823,352
                                                          -----------

SWITZERLAND -- (1.1%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   3,998,744
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,590,929
UBS AG
    1.800%, 03/26/18.............................   6,900   6,915,711
                                                          -----------
TOTAL SWITZERLAND................................          18,505,384
                                                          -----------

UNITED KINGDOM -- (2.8%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,999,762
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,000,000
    4.750%, 03/10/19.............................   4,110   4,411,732
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,564
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,510,083
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,093,565
HSBC USA, Inc.
    1.625%, 01/16/18.............................  10,830  10,836,433
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,026,490
    1.750%, 05/14/18.............................   5,000   5,021,770
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   1,000   1,001,380
    1.625%, 03/20/17.............................   3,951   3,956,452
    1.250%, 09/26/17.............................     750     749,309
                                                          -----------
TOTAL UNITED KINGDOM.............................          46,807,540
                                                          -----------

UNITED STATES -- (38.7%)
Abbott Laboratories
    5.125%, 04/01/19............................. $ 2,835   3,078,365
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     700,979
American Express Co.
    7.000%, 03/19/18.............................  12,652  13,602,013
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,186,893
Apple, Inc.
    1.000%, 05/03/18.............................   5,000   4,993,395
    1.100%, 08/02/19.............................   4,045   4,017,276
Assurant, Inc.
    2.500%, 03/15/18.............................     203     205,000
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044   5,069,694
    1.400%, 12/01/17.............................   3,400   3,395,934
    2.300%, 03/11/19.............................     575     580,786
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,671,651

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    3.875%, 03/22/17............................. $ 3,600 $ 3,638,408
    2.000%, 01/11/18.............................   1,000   1,005,010
    2.600%, 01/15/19.............................   4,000   4,066,436
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,013,376
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,251,665
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,500,225
    1.450%, 05/15/17.............................   2,000   2,004,334
    1.800%, 12/15/17.............................   6,340   6,367,655
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,511,390
    2.100%, 08/14/19.............................   2,800   2,853,654
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,019,315
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   1,000   1,000,255
    2.300%, 10/15/18.............................   2,000   2,030,622
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,682,671
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,770,149
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,023,380
    1.700%, 03/15/18.............................   5,239   5,255,309
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,109,674
    7.050%, 10/01/18.............................   5,000   5,534,915
CF Industries, Inc.
    6.875%, 05/01/18.............................   6,134   6,472,897
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,440,362
    1.718%, 06/24/18.............................   1,425   1,434,743
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  14,958  15,014,332
    2.125%, 03/01/19.............................  10,000  10,169,760
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   2,002,680
    2.050%, 12/07/18.............................   7,281   7,321,417
    2.550%, 04/08/19.............................     750     763,546
Comcast Corp.
    5.700%, 05/15/18.............................   4,811   5,129,633
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   4,026,600
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,670
    1.500%, 05/15/18.............................   6,500   6,505,025
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   3,309   3,366,158

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CSX Corp.
    6.250%, 03/15/18............................. $ 5,731 $ 6,125,430
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,096,523
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,013,894
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,343,884
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,822
Eastman Chemical Co.
    2.400%, 06/01/17.............................   1,500   1,510,475
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   8,004,520
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,833,130
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,997,900
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,229,266
    1.305%, 03/06/18.............................  25,430  25,502,882
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,997,620
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,503,497
    5.000%, 05/15/18.............................   1,500   1,570,187
    2.551%, 10/05/18.............................   5,000   5,060,095
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,269,425
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,602,609
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,104,272
    2.900%, 07/19/18.............................   1,000   1,020,280
    7.500%, 02/15/19.............................   4,082   4,589,327
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,543,690
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,315,741
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,636,993
Intel Corp.
    1.350%, 12/15/17.............................   1,825   1,830,935
International Business Machines Corp.
    1.950%, 02/12/19.............................  27,500  27,886,732
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,041,466
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475   3,479,375
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,093,752

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Kellogg Co.
    1.875%, 11/17/16............................. $ 1,000 $ 1,000,094
    1.750%, 05/17/17.............................   3,000   3,011,580
KeyBank NA
    1.100%, 11/25/16.............................   1,000   1,000,059
    2.350%, 03/08/19.............................   7,000   7,120,967
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,199,071
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,015,894
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,039,906
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680     682,425
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   7,013,531
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,480,728
McDonald's Corp.
    5.800%, 10/15/17.............................     900     939,330
    5.350%, 03/01/18.............................   2,000   2,106,302
    2.100%, 12/07/18.............................   8,000   8,098,712
McKesson Corp.
    1.400%, 03/15/18.............................   6,000   5,988,180
    2.284%, 03/15/19.............................   6,000   6,074,832
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000   2,183,862
    7.717%, 02/15/19.............................   1,389   1,579,381
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,715,102
Morgan Stanley
    4.750%, 03/22/17.............................   2,430   2,464,783
    7.300%, 05/13/19.............................   7,000   7,915,124
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,231,180
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,215,794
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000   5,281,600
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,150,906
NYSE Euronext
    2.000%, 10/05/17.............................   6,730   6,787,272
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     401,310
Oracle Corp.
    1.200%, 10/15/17.............................     855     856,923
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,916,783
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,005,061
    2.100%, 05/15/19.............................  30,877  31,407,343
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500   6,920,680
    1.875%, 01/15/19.............................   5,000   5,045,245

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Phillips 66
    2.950%, 05/01/17............................. $ 5,000 $ 5,051,055
PNC Bank NA
    1.500%, 02/23/18.............................   3,560   3,568,038
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,587,465
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     542,767
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,001,113
Reynolds American, Inc.
    2.300%, 06/12/18.............................   5,850   5,927,173
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,513,907
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,010,005
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   3,001,578
    2.450%, 09/01/18.............................   2,700   2,745,222
Stryker Corp.
    1.300%, 04/01/18.............................     600     600,055
#   2.000%, 03/08/19.............................   8,000   8,073,600
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,889,112
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,331,719
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,245,050
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,050,106
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,542,309
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,096,770
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   1,956   1,960,485
    1.625%, 03/15/19.............................   3,000   3,015,039
US Bancorp
    1.650%, 05/15/17.............................       1       1,002
US Bank NA
    1.400%, 04/26/19.............................  10,000   9,981,630
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,187,315
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,009,083
    2.200%, 04/01/19.............................   5,000   5,023,805
Wal-Mart Stores, Inc.
    1.125%, 04/11/18.............................  14,633  14,644,941
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   8,000   8,037,680
Walt Disney Co. (The)
    1.500%, 09/17/18                                3,000   3,022,830
Wells Fargo & Co.
    2.625%, 12/15/16.............................   4,000   4,008,528
    1.500%, 01/16/18.............................     700     699,909

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Whirlpool Co.
    1.350%, 03/01/17............................. $ 2,000 $    2,001,830
    1.650%, 11/01/17.............................   7,000      7,018,998
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,576,754
                                                          --------------
TOTAL UNITED STATES..............................            647,814,807
                                                          --------------
TOTAL BONDS......................................          1,082,584,798
                                                          --------------

AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................  10,000     10,133,440
    1.625%, 06/14/19.............................  10,000     10,150,170
                                                          --------------
TOTAL AGENCY OBLIGATIONS.........................             20,283,610
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (28.0%)
U.S. Treasury Notes
    0.875%, 01/15/18.............................  39,000     39,062,478

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                     -------       ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
^^++  1.375%, 06/30/18............................. $  193,000 $  194,726,385
      0.750%, 02/15/19.............................     38,000     37,858,982
      0.875%, 06/15/19.............................     66,000     65,853,018
      0.875%, 09/15/19.............................    100,000     99,660,200
      1.000%, 09/30/19.............................     32,000     32,009,984
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               469,171,047
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,572,039,455
                                                               --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............  8,849,205    102,402,999
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,672,990,275)............................             $1,674,442,454
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -----------  --------------  ------- --------------
Bonds
 Australia......................          --  $   32,584,974    --    $   32,584,974
 Belgium........................          --      11,087,960    --        11,087,960
 Canada.........................          --      92,122,777    --        92,122,777
 Denmark........................          --      15,236,640    --        15,236,640
 Finland........................          --       6,150,871    --         6,150,871
 France.........................          --      36,578,006    --        36,578,006
 Germany........................          --      15,722,704    --        15,722,704
 Ireland........................          --       7,830,260    --         7,830,260
 Italy..........................          --       8,648,389    --         8,648,389
 Japan..........................          --      33,191,005    --        33,191,005
 Netherlands....................          --      55,910,861    --        55,910,861
 Norway.........................          --       6,097,449    --         6,097,449
 Spain..........................          --      11,463,794    --        11,463,794
 Supranational Organization
   Obligations..................          --       5,008,025    --         5,008,025
 Sweden.........................          --      31,823,352    --        31,823,352
 Switzerland....................          --      18,505,384    --        18,505,384
 United Kingdom.................          --      46,807,540    --        46,807,540
 United States..................          --     647,814,807    --       647,814,807
Agency Obligations..............          --      20,283,610    --        20,283,610
U.S. Treasury Obligations.......          --     469,171,047    --       469,171,047
Securities Lending Collateral...          --     102,402,999    --       102,402,999
Swap Agreements**...............          --     (21,558,245)   --       (21,558,245)
Futures Contracts**............. $(1,115,097)             --    --        (1,115,097)
                                 -----------  --------------    --    --------------
TOTAL........................... $(1,115,097) $1,652,884,209    --    $1,651,769,112
                                 ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $100,273 of securities on loan).. $  1,572,039
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $102,401)..............................      102,403
Cash.............................................................       41,600
Segregated Cash for Swaps Contracts..............................          340
Receivables:
 Interest........................................................        8,172
 Securities Lending Income.......................................            8
 Fund Shares Sold................................................        1,101
Prepaid Expenses and Other Assets................................           34
                                                                  ------------
     Total Assets................................................    1,725,697
                                                                  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned................................      102,401
 Fund Shares Redeemed............................................        1,863
 Due to Advisor..................................................          400
 Futures Margin Variation........................................        1,264
Unrealized Loss on Swap Contracts................................       21,558
Accrued Expenses and Other Liabilities...........................          114
                                                                  ------------
     Total Liabilities...........................................      127,600
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................  271,878,312
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       5.88
                                                                  ============
Investments at Cost.............................................. $  1,570,589
                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $  1,586,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................       32,632
Accumulated Net Realized Gain (Loss).............................          658
Net Unrealized Appreciation (Depreciation).......................      (21,230)
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  800,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest............................................................. $ 16,899
 Income from Securities Lending.......................................       59
                                                                       --------
     Total Investment Income..........................................   16,958
                                                                       --------
EXPENSES
 Investment Management Fees...........................................    4,845
 Accounting & Transfer Agent Fees.....................................       77
 Custodian Fees.......................................................       53
 Filing Fees..........................................................      156
 Shareholders' Reports................................................       68
 Directors'/Trustees' Fees & Expenses.................................        9
 Professional Fees....................................................       38
 Other................................................................       35
                                                                       --------
     Total Expenses...................................................    5,281
                                                                       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note D)......................................     (866)
 Fees Paid Indirectly (Note D)........................................      (18)
                                                                       --------
 Net Expenses.........................................................    4,397
                                                                       --------
 NET INVESTMENT INCOME (LOSS).........................................   12,561
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................      484
   Futures............................................................    5,533
   Swap Contracts.....................................................   22,428
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................    1,678
   Futures............................................................        9
   Swap Contracts.....................................................  (20,194)
                                                                       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    9,938
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 22,499
                                                                       ========

----------
**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA COMMODITY STRATEGY
                                                                        PORTFOLIO
                                                                 ----------------------
                                                                    YEAR        YEAR
                                                                   ENDED       ENDED
                                                                  OCT. 31,    OCT. 31,
                                                                    2016        2015
                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................... $   12,561  $    9,267
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................        484      (8,732)
   Futures......................................................      5,533     (17,337)
   Swap Contracts...............................................     22,428    (339,100)
   Foreign Currency Transactions................................         --       5,799
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................      1,678       4,896
   Futures......................................................          9          84
   Swap Contracts...............................................    (20,194)     11,136
   Translation of Foreign Currency Denominated Amounts..........         --      (1,816)
                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     22,499    (335,803)
                                                                 ----------  ----------
Distributions From:
 Net Investment Income:.........................................
   Institutional Class Shares...................................     (7,538)     (9,071)
 Net Short-Term Gains:..........................................
   Institutional Class Shares...................................         --         (14)
 Net Long-Term Gains:
   Institutional Class Shares...................................       (155)       (889)
                                                                 ----------  ----------
     Total Distributions........................................     (7,693)     (9,974)
                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................  1,017,341   1,078,341
 Shares Issued in Lieu of Cash Distributions....................      7,499       9,738
 Shares Redeemed................................................   (648,620)   (729,422)
                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    376,220     358,657
                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................    391,026      12,880
NET ASSETS
 Beginning of Year..............................................  1,207,071   1,194,191
                                                                 ----------  ----------
 End of Year.................................................... $1,598,097  $1,207,071
                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................    183,938     159,948
 Shares Issued in Lieu of Cash Distributions....................      1,318       1,339
 Shares Redeemed................................................   (116,801)   (107,182)
                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....     68,455      54,105
                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)............................... $   32,632  $     (102)

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA COMMODITY STRATEGY PORTFOLIO
                                                  ----------------------------------------------------------
                                                      YEAR         YEAR         YEAR        YEAR       YEAR
                                                     ENDED        ENDED        ENDED       ENDED      ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                      2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............. $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                  ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................       0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...................................      (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                  ----------   ----------   ----------   --------   --------
   Total from Investment Operations..............      (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................      (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains..............................         --        (0.01)       (0.01)     (0.02)     (0.01)
                                                  ----------   ----------   ----------   --------   --------
   Total Distributions...........................      (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................... $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
================================================  ==========   ==========   ==========   ========   ========
Total Return.....................................      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............ $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets..........       0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)..       0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets..........................................       0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate..........................        159%         124%         104%        64%        69%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2016, the Portfolio held a $322,425,722 investment in the Subsidiary, representing 20.18% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the DFA Short Term Investment Fund ("the Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2016, approximately $866 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                DFA Commodity Strategy Portfolio....    $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                    DFA Commodity Strategy Portfolio.... $14

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolio transactions related to investment securities, other than short-term securities (amounts in thousands):

                                      U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                      -------------------------- ---------------------------
                                      PURCHASES       SALES      PURCHASES       SALES
                                       ----------    ----------  ---------        --------
 DFA Commodity Strategy Portfolio.... $1,198,026    $1,730,299   $830,856       $309,617

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                        INCREASE       INCREASE
                                                       (DECREASE)     (DECREASE)
                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                     --------------- -------------- --------------
DFA Commodity Strategy Portfolio....       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- -------
   DFA Commodity Strategy Portfolio....    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                                               TOTAL NET
                        NET INVESTMENT                                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                        -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy
  Portfolio............    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  NET UNREALIZED
                            FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                               COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                            ----------- ------------ ------------ --------------
DFA Commodity Strategy
  Portfolio................ $1,673,921     $1,374       $(852)         $522

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                      EXPIRATION NUMBER OF CONTRACT  UNREALIZED
DESCRIPTION                              DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
-----------                           ---------- --------- --------  -----------
Brent Crude Oil Futures..............  11/30/16     244    $ 11,861    $  (449)
CBT Wheat Futures....................  12/14/16     161       3,351          5
Coffee 'C' Futures...................  12/19/16      57       3,509        227
Copper Futures.......................  12/28/16     164       9,041        190
Corn Futures.........................  12/14/16     468       8,301        306
Cotton No.2 Futures..................  12/07/16      54       1,859          2
Gasoline RBOB Futures................  12/30/16      84       5,000        (77)
Gold 100 oz Futures..................  12/28/16     117      14,895       (393)
KCB Wheat Futures....................  12/14/16      56       1,161        (17)
LME Nickel Futures...................  01/16/17      52       3,267         23
LME Nickel Futures...................  11/14/16      41       2,568        (10)
LME Nickel Futures...................  01/16/17      (1)        (63)         1
LME Nickel Futures...................  11/14/16     (41)     (2,568)        (5)
LME Prime Aluminum Futures...........  01/16/17     144       6,247        252
LME Prime Aluminum Futures...........  11/14/16     111       4,812        282
LME Prime Aluminum Futures...........  01/16/17      (4)       (174)        (6)
LME Prime Aluminum Futures...........  11/14/16    (111)     (4,812)      (243)
LME Zinc Futures.....................  01/16/17      76       4,677        220
LME Zinc Futures.....................  11/14/16      58       3,557        278
LME Zinc Futures.....................  01/16/17      (2)       (123)        (3)
LME Zinc Futures.....................  11/14/16     (58)     (3,557)      (191)
Lean Hogs Futures....................  12/14/16      95       1,822        (82)
Live Cattle Futures..................  12/30/16      73       3,017        (61)
NY Harbor ULSD Futures...............  12/30/16      93       5,943       (185)
Natural Gas Futures..................  12/28/16     415      13,259       (746)
Silver Futures.......................  12/28/16      68       6,051       (362)
Soybean Futures......................  01/13/17     148       7,487        264
Soybean Meal Futures.................  01/13/17     119       3,783        147
Soybean Oil Futures..................  01/13/17     178       3,780        109
Sugar #11 Futures....................  02/28/17     252       6,088        (50)
WTI Crude Futures....................  12/20/16     238      11,295       (541)
                                                           --------    -------
                                                           $135,334    $(1,115)
                                                           ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At October 31, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              UNREALIZED
                                   COMMODITY EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY  AMOUNT*   (DEPRECIATION)
------------                       --------- ---------- -------- ---------  --------------
Bank of America Corp..............   Index**  01/05/17    USD    $(101,802)    $(1,358)
Bank of America Corp..............   Index**  01/05/17    USD     (192,289)     (2,995)
Citibank, N.A.....................   Index**  01/05/17    USD     (137,464)     (1,835)
Citibank, N.A.....................   Index**  01/05/17    USD     (152,532)     (2,376)
Credit Suisse.....................   Index**  12/05/16    USD     (120,222)     (1,873)
Credit Suisse.....................   Index**  12/05/16    USD     (150,248)     (2,006)
Deutsche Bank AG, London Branch...   Index**  12/05/16    USD     (135,459)     (1,821)
Deutsche Bank AG, London Branch...   Index*   12/05/16    USD     (134,108)     (2,091)

                                                                                UNREALIZED
                                   COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------                       --------- ---------- -------- -----------  --------------
UBS AG............................   Index*   02/03/17    USD    $   (99,185)    $ (1,287)
UBS AG............................   Index*   02/03/17    USD       (256,720)      (3,916)
                                                                 -----------     --------
                                                                 $(1,480,029)    $(21,558)
                                                                 ===========     ========

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          SWAP
                                                FUTURES CONTRACTS
                                                ------- ----------
              DFA Commodity Strategy Portfolio. $84,060 $1,277,436

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE                                       LIABILITY DERIVATIVES
 ---------------                                      ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
                                     -------------------------------------
                                       TOTAL VALUE
                                            AT        COMMODITY    SWAP
                                     OCTOBER 31, 2016 CONTRACTS* CONTRACTS
      -                              ---------------- ---------- ---------
      Dimensional Cayman Commodity
        Fund I, LTD.................     $22,822        $1,264    $21,558

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $ 27,961    $5,533   $ 22,428

                                             CHANGE IN UNREALIZED
                                         APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $(20,185)   $    9   $(20,194)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- -------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- ------------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......     --         --          --          --       --     $21,558     $21,558       --        $(340)   $21,218

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2016
                                   ---------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations. $102,402,999     --         --         --    $102,402,999

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2016

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
  4/30/2008                $10,000                  $10,000
  5/31/2008                 10,000                   10,152
  6/30/2008                  9,006                    9,362
  7/31/2008                  8,752                    9,029
  8/31/2008                  8,381                    8,680
  9/30/2008                  7,404                    7,427
 10/31/2008                  5,537                    5,882
 11/30/2008                  5,194                    5,563
 12/31/2008                  5,594                    5,856
  1/31/2009                  4,819                    5,310
  2/28/2009                  4,220                    4,772
  3/31/2009                  4,686                    5,087
  4/30/2009                  5,539                    5,743
  5/31/2009                  6,361                    6,469
  6/30/2009                  6,268                    6,402
  7/31/2009                  7,007                    7,003
  8/31/2009                  7,404                    7,339
  9/30/2009                  7,789                    7,641
 10/31/2009                  7,467                    7,519
 11/30/2009                  7,685                    7,705
 12/31/2009                  7,769                    7,828
  1/31/2010                  7,316                    7,461
  2/28/2010                  7,340                    7,453
  3/31/2010                  7,920                    7,933
  4/30/2010                  7,781                    7,815
  5/31/2010                  6,874                    6,952
  6/30/2010                  6,751                    6,852
  7/31/2010                  7,584                    7,485
  8/31/2010                  7,209                    7,261
  9/30/2010                  7,990                    7,958
 10/31/2010                  8,259                    8,241
 11/30/2010                  7,836                    7,892
 12/31/2010                  8,567                    8,528
  1/31/2011                  8,931                    8,712
  2/28/2011                  9,224                    9,035
  3/31/2011                  8,966                    8,854
  4/30/2011                  9,443                    9,336
  5/31/2011                  9,097                    9,059
  6/30/2011                  8,968                    8,930
  7/31/2011                  8,679                    8,783
  8/31/2011                  7,744                    8,040
  9/30/2011                  6,896                    7,233
 10/31/2011                  7,555                    7,936
 11/30/2011                  7,306                    7,569
 12/31/2011                  7,106                    7,487
  1/31/2012                  7,579                    7,891
  2/29/2012                  7,974                    8,325
  3/31/2012                  7,907                    8,263
  4/30/2012                  7,622                    8,123
  5/31/2012                  6,676                    7,197
  6/30/2012                  7,146                    7,669
  7/31/2012                  7,112                    7,764
  8/31/2012                  7,407                    7,986
  9/30/2012                  7,665                    8,228
 10/31/2012                  7,759                    8,286
 11/30/2012                  7,877                    8,460
 12/31/2012                  8,263                    8,716
  1/31/2013                  8,646                    9,144
  2/28/2013                  8,382                    9,053
  3/31/2013                  8,408                    9,125
  4/30/2013                  8,817                    9,541
  5/31/2013                  8,707                    9,327
  6/30/2013                  8,400                    8,978
  7/31/2013                  8,968                    9,455
  8/31/2013                  8,902                    9,333
  9/30/2013                  9,570                    9,993
 10/31/2013                  9,901                   10,328
 11/30/2013                  9,931                   10,391
 12/31/2013                 10,149                   10,548
  1/31/2014                  9,775                   10,122
  2/28/2014                 10,328                   10,675
  3/31/2014                 10,249                   10,627
  4/30/2014                 10,420                   10,794
  5/31/2014                 10,529                   10,961
  6/30/2014                 10,661                   11,117
  7/31/2014                 10,419                   10,919
  8/31/2014                 10,419                   10,928
  9/30/2014                  9,956                   10,479
 10/31/2014                  9,782                   10,312
 11/30/2014                  9,787                   10,439
 12/31/2014                  9,412                   10,092
  1/31/2015                  9,348                   10,056
  2/28/2015                 10,014                   10,657
  3/31/2015                  9,801                   10,479
  4/30/2015                 10,334                   10,933
  5/31/2015                 10,334                   10,838
  6/30/2015                 10,032                   10,530
  7/31/2015                  9,934                   10,697
  8/31/2015                  9,191                    9,917
  9/30/2015                  8,557                    9,417
 10/31/2015                  9,216                   10,125
 11/30/2015                  9,091                    9,964
 12/31/2015                  8,798                    9,785
  1/31/2016                  8,107                    9,112
  2/29/2016                  7,843                    8,985
  3/31/2016                  8,438                    9,594
  4/30/2016                  8,841                    9,903
  5/31/2016                  8,675                    9,791
  6/30/2016                  8,356                    9,493
  7/31/2016                  8,727                    9,960
  8/31/2016                  8,958                    9,970                  Past performance is not predictive of
  9/30/2016                  9,063                   10,091                  future performance.
 10/31/2016                  9,176                    9,895                  The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.43%      3.96%       -1.01%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2006                $10,000                         $10,000
11/30/2006                 10,327                          10,298
12/31/2006                 10,730                          10,593
 1/31/2007                 10,929                          10,658
 2/28/2007                 10,920                          10,743
 3/31/2007                 11,270                          11,018
 4/30/2007                 11,836                          11,520
 5/31/2007                 12,240                          11,775
 6/30/2007                 12,150                          11,787
 7/31/2007                 11,811                          11,624
 8/31/2007                 11,674                          11,456
 9/30/2007                 12,282                          12,107
10/31/2007                 12,874                          12,633
11/30/2007                 12,092                          12,139
12/31/2007                 11,829                          11,911
 1/31/2008                 10,870                          10,837
 2/29/2008                 10,729                          11,033
 3/31/2008                 10,858                          10,876
 4/30/2008                 11,341                          11,480
 5/31/2008                 11,345                          11,655
 6/30/2008                 10,219                          10,748
 7/31/2008                  9,930                          10,366
 8/31/2008                  9,511                           9,965
 9/30/2008                  8,401                           8,526
10/31/2008                  6,293                           6,753
11/30/2008                  5,907                           6,386
12/31/2008                  6,348                           6,723
 1/31/2009                  5,474                           6,096
 2/28/2009                  4,802                           5,479
 3/31/2009                  5,323                           5,840
 4/30/2009                  6,301                           6,593
 5/31/2009                  7,238                           7,427
 6/30/2009                  7,129                           7,350
 7/31/2009                  7,973                           8,040
 8/31/2009                  8,425                           8,425
 9/30/2009                  8,859                           8,773
10/31/2009                  8,502                           8,632
11/30/2009                  8,750                           8,845
12/31/2009                  8,853                           8,986
 1/31/2010                  8,339                           8,565
 2/28/2010                  8,365                           8,557
 3/31/2010                  9,032                           9,107
 4/30/2010                  8,876                           8,972
 5/31/2010                  7,831                           7,982
 6/30/2010                  7,695                           7,866
 7/31/2010                  8,655                           8,593
 8/31/2010                  8,228                           8,336
 9/30/2010                  9,109                           9,136
10/31/2010                  9,432                           9,462
11/30/2010                  8,950                           9,061
12/31/2010                  9,789                           9,790
 1/31/2011                 10,204                          10,001
 2/28/2011                 10,540                          10,372
 3/31/2011                 10,249                          10,164
 4/30/2011                 10,794                          10,718
 5/31/2011                 10,404                          10,400
 6/30/2011                 10,259                          10,252
 7/31/2011                  9,927                          10,083
 8/31/2011                  8,863                           9,231
 9/30/2011                  7,893                           8,304
10/31/2011                  8,642                           9,111
11/30/2011                  8,363                           8,690
12/31/2011                  8,139                           8,595
 1/31/2012                  8,686                           9,059
 2/29/2012                  9,133                           9,557
 3/31/2012                  9,062                           9,487
 4/30/2012                  8,736                           9,326
 5/31/2012                  7,657                           8,262
 6/30/2012                  8,196                           8,804
 7/31/2012                  8,162                           8,913
 8/31/2012                  8,495                           9,168
 9/30/2012                  8,797                           9,446
10/31/2012                  8,910                           9,512
11/30/2012                  9,046                           9,712
12/31/2012                  9,491                          10,006
 1/31/2013                  9,932                          10,498
 2/28/2013                  9,634                          10,393
 3/31/2013                  9,663                          10,476
 4/30/2013                 10,138                          10,953
 5/31/2013                 10,012                          10,708
 6/30/2013                  9,659                          10,307
 7/31/2013                 10,319                          10,855
 8/31/2013                 10,243                          10,715
 9/30/2013                 11,015                          11,472
10/31/2013                 11,396                          11,857
11/30/2013                 11,437                          11,930
12/31/2013                 11,685                          12,110
 1/31/2014                 11,255                          11,621
 2/28/2014                 11,898                          12,255
 3/31/2014                 11,812                          12,200
 4/30/2014                 12,009                          12,392
 5/31/2014                 12,141                          12,584
 6/30/2014                 12,287                          12,763
 7/31/2014                 12,013                          12,536
 8/31/2014                 12,013                          12,546
 9/30/2014                 11,488                          12,030
10/31/2014                 11,286                          11,839
11/30/2014                 11,292                          11,985
12/31/2014                 10,869                          11,586
 1/31/2015                 10,795                          11,545
 2/28/2015                 11,565                          12,235
 3/31/2015                 11,318                          12,030
 4/30/2015                 11,940                          12,551
 5/31/2015                 11,946                          12,442
 6/30/2015                 11,599                          12,089
 7/31/2015                 11,486                          12,280
 8/31/2015                 10,627                          11,386
 9/30/2015                  9,900                          10,811
10/31/2015                 10,656                          11,624
11/30/2015                 10,518                          11,439
12/31/2015                 10,183                          11,234
 1/31/2016                  9,382                          10,461
 2/29/2016                  9,084                          10,315
 3/31/2016                  9,769                          11,015
 4/30/2016                 10,242                          11,369
 5/31/2016                 10,050                          11,241
 6/30/2016                  9,681                          10,899
 7/31/2016                 10,117                          11,435
 8/31/2016                 10,383                          11,446               Past performance is not predictive of
 9/30/2016                 10,504                          11,585               future performance.
10/31/2016                 10,635                          11,360               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS       YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.20%        4.21%       0.62%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/06            $10,000            $10,000
 11/30/06             10,185             10,190
 12/31/06             10,331             10,333
 01/31/07             10,490             10,489
 02/28/07             10,285             10,284
 03/31/07             10,393             10,399
 04/30/07             10,861             10,860
 05/31/07             11,234             11,239
 06/30/07             11,053             11,052
 07/31/07             10,706             10,709
 08/31/07             10,865             10,870
 09/30/07             11,273             11,277
 10/31/07             11,452             11,456
 11/30/07             10,971             10,977
 12/31/07             10,902             10,901
 01/31/08             10,246             10,247
 02/29/08              9,914              9,914
 03/31/08              9,877              9,871
 04/30/08             10,353             10,352
 05/31/08             10,487             10,486
 06/30/08              9,607              9,602
 07/31/08              9,530              9,522
 08/31/08              9,664              9,659
 09/30/08              8,813              8,799
 10/31/08              7,340              7,321
 11/30/08              6,820              6,796
 12/31/08              6,894              6,868
 01/31/09              6,320              6,289
 02/28/09              5,648              5,619
 03/31/09              6,143              6,112
 04/30/09              6,731              6,696
 05/31/09              7,113              7,071
 06/30/09              7,122              7,085
 07/31/09              7,664              7,621
 08/31/09              7,940              7,896
 09/30/09              8,237              8,191
 10/31/09              8,079              8,039
 11/30/09              8,564              8,521
 12/31/09              8,729              8,685
 01/31/10              8,420              8,373
 02/28/10              8,680              8,632
 03/31/10              9,205              9,153
 04/30/10              9,345              9,298
 05/31/10              8,596              8,555
 06/30/10              8,146              8,107
 07/31/10              8,717              8,675
 08/31/10              8,327              8,284
 09/30/10              9,067              9,023
 10/31/10              9,410              9,366
 11/30/10              9,410              9,368
 12/31/10             10,039              9,994
 01/31/11             10,282             10,231
 02/28/11             10,627             10,581
 03/31/11             10,639             10,585
 04/30/11             10,944             10,899
 05/31/11             10,822             10,775
 06/30/11             10,639             10,596
 07/31/11             10,424             10,380
 08/31/11              9,862              9,816
 09/30/11              9,164              9,126
 10/31/11             10,170             10,124
 11/30/11             10,140             10,101
 12/31/11             10,250             10,205
 01/31/12             10,705             10,662
 02/29/12             11,161             11,123
 03/31/12             11,534             11,489
 04/30/12             11,462             11,417
 05/31/12             10,766             10,731
 06/30/12             11,211             11,173
 07/31/12             11,368             11,328
 08/31/12             11,618             11,583
 09/30/12             11,918             11,883
 10/31/12             11,698             11,663
 11/30/12             11,771             11,731
 12/31/12             11,871             11,838
 01/31/13             12,485             12,451
 02/28/13             12,654             12,620
 03/31/13             13,129             13,093
 04/30/13             13,384             13,346
 05/31/13             13,692             13,658
 06/30/13             13,513             13,474
 07/31/13             14,196             14,160
 08/31/13             13,780             13,750
 09/30/13             14,214             14,181
 10/31/13             14,868             14,833
 11/30/13             15,318             15,285
 12/31/13             15,709             15,672
 01/31/14             15,159             15,130
 02/28/14             15,860             15,822
 03/31/14             15,989             15,955
 04/30/14             16,108             16,073
 05/31/14             16,476             16,450
 06/30/14             16,815             16,790
 07/31/14             16,587             16,559
 08/31/14             17,250             17,221
 09/30/14             17,005             16,980
 10/31/14             17,421             17,394
 11/30/14             17,891             17,862
 12/31/14             17,835             17,817
 01/31/15             17,296             17,282
 02/28/15             18,297             18,276
 03/31/15             18,005             17,986
 04/30/15             18,171             18,159
 05/31/15             18,403             18,393
 06/30/15             18,052             18,037
 07/31/15             18,429             18,414
 08/31/15             17,320             17,303
 09/30/15             16,891             16,875
 10/31/15             18,307             18,299
 11/30/15             18,374             18,353
 12/31/15             18,081             18,064
 01/31/16             17,176             17,167
 02/29/16             17,164             17,144
 03/31/16             18,324             18,307
 04/30/16             18,392             18,378
 05/31/16             18,722             18,708
 06/30/16             18,763             18,757
 07/31/16             19,461             19,448
 08/31/16             19,484             19,476       Past performance is not predictive of
 09/30/16             19,494             19,479       future performance.
 10/31/16             19,138             19,124       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       AVERAGE ANNUAL    ONE     FIVE      TEN        would pay on fund distributions or the
       TOTAL RETURN      YEAR    YEARS    YEARS       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         4.54%   13.48%   6.71%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                    RETURN IN U.S. DOLLARS
                                                    ----------------------
      MSCI World ex USA Index......................         -2.27%
      MSCI World ex USA Small Cap Index............          3.96%
      MSCI World ex USA Value Index................         -2.07%
      MSCI World ex USA Growth Index...............         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
                                                                  ----------------------
MSCI Emerging Markets Index......................................         9.27%
MSCI Emerging Markets Small Cap Index............................         4.78%
MSCI Emerging Markets Value Index................................         8.60%
MSCI Emerging Markets Growth Index...............................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.43% for the Portfolio's Class R2 shares, -0.20% for the Portfolio's Institutional Class shares, and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index /SM/............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
    Russell 2000(R) Value Index (small-cap value stocks).............  8.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... -0.49%
    Russell 1000(R) Value Index (large-cap value stocks).............  6.37%
    Russell 1000(R) Growth Index (large-cap growth stocks)...........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, the total return was 4.54% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's return, net of fees and expenses, outperformed the benchmark. The Portfolio benefited from a flexible trading approach that helps minimize the potential negative effects of trading during index reconstitution.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)



   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,037.80    0.68%    $3.48
   Institutional Class Shares......... $1,000.00 $1,038.40    0.43%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.72    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,022.97    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  05/01/16  10/31/16    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
      U.S. LARGE COMPANY
       PORTFOLIO
      ------------------
      Actual Fund Return......... $1,000.00 $1,040.60    0.08%    $0.41
      Hypothetical 5% Annual
        Return................... $1,000.00 $1,024.73    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
       DFA International Value Portfolio...             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  12.5%
Consumer Staples.............................  10.0%
Energy.......................................   7.2%
Financials...................................  13.3%
Health Care..................................  14.0%
Industrials..................................   9.8%
Information Technology.......................  21.6%
Materials....................................   2.8%
Real Estate..................................   2.9%
Telecommunication Services...................   2.5%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,275,892,237
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $7,290,534,122)............................. $7,275,892,237
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                   ------      ------    ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (11.8%)
*   Amazon.com, Inc..............................   135,980 $107,399,724            1.7%
    Comcast Corp. Class A........................   830,219   51,324,139            0.8%
    Home Depot, Inc. (The).......................   426,992   52,097,294            0.8%
    McDonald's Corp..............................   294,906   33,197,568            0.5%
    Walt Disney Co. (The)........................   510,954   47,360,326            0.7%
    Other Securities.............................            499,518,173            7.9%
                                                            ------------           -----
Total Consumer Discretionary.....................            790,897,224           12.4%
                                                            ------------           -----
Consumer Staples -- (9.5%)
    Altria Group, Inc............................   675,216   44,645,282            0.7%
    Coca-Cola Co. (The).......................... 1,342,386   56,917,166            0.9%
    CVS Health Corp..............................   368,464   30,987,822            0.5%
    PepsiCo, Inc.................................   497,347   53,315,598            0.8%
    Philip Morris International, Inc.............   536,110   51,702,448            0.8%
    Procter & Gamble Co. (The)...................   922,271   80,053,123            1.2%
    Wal-Mart Stores, Inc.........................   523,797   36,676,266            0.6%
    Other Securities.............................            283,747,526            4.5%
                                                            ------------           -----
Total Consumer Staples...........................            638,045,231           10.0%
                                                            ------------           -----
Energy -- (6.8%)
    Chevron Corp.................................   651,947   68,291,448            1.1%
    Exxon Mobil Corp............................. 1,433,006  119,398,060            1.9%
    Schlumberger, Ltd............................   480,598   37,597,182            0.6%
    Other Securities.............................            231,868,396            3.6%
                                                            ------------           -----
Total Energy.....................................            457,155,086            7.2%
                                                            ------------           -----
Financials -- (12.6%)
    Bank of America Corp......................... 3,526,591   58,188,752            0.9%
*   Berkshire Hathaway, Inc. Class B.............   656,140   94,681,002            1.5%
    Citigroup, Inc............................... 1,004,044   49,348,763            0.8%
    JPMorgan Chase & Co.......................... 1,248,235   86,452,756            1.4%
    Wells Fargo & Co............................. 1,569,283   72,202,711            1.1%
    Other Securities.............................            484,844,762            7.6%
                                                            ------------           -----
Total Financials.................................            845,718,746           13.3%
                                                            ------------           -----
Health Care -- (13.3%)
    AbbVie, Inc..................................   562,794   31,392,649            0.5%
*   Allergan P.L.C...............................   136,848   28,593,021            0.4%
    Amgen, Inc...................................   258,620   36,506,799            0.6%
    Bristol-Myers Squibb Co......................   577,630   29,407,143            0.5%
*   Celgene Corp.................................   268,047   27,389,042            0.4%
    Gilead Sciences, Inc.........................   456,050   33,578,961            0.5%
    Johnson & Johnson............................   945,469  109,664,949            1.7%
    Medtronic P.L.C..............................   477,572   39,170,455            0.6%
    Merck & Co., Inc.............................   955,605   56,113,126            0.9%
    Pfizer, Inc.................................. 2,096,178   66,469,804            1.0%
    UnitedHealth Group, Inc......................   329,129   46,515,802            0.7%
    Other Securities.............................            383,047,203            6.1%
                                                            ------------           -----
Total Health Care................................            887,848,954           13.9%
                                                            ------------           -----
Industrials -- (9.3%)
    3M Co........................................   208,870   34,526,211            0.5%
#   Boeing Co. (The).............................   200,618   28,574,022            0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co..............................  3,096,837 $   90,117,957            1.4%
      Honeywell International, Inc.....................    263,044     28,850,666            0.5%
      United Technologies Corp.........................    269,142     27,506,312            0.4%
      Other Securities.................................               411,071,277            6.6%
                                                                   --------------          ------
Total Industrials......................................               620,646,445            9.8%
                                                                   --------------          ------
Information Technology -- (20.5%)
*     Alphabet, Inc. Class A...........................    101,893     82,523,141            1.3%
*     Alphabet, Inc. Class C...........................    102,119     80,116,440            1.3%
      Apple, Inc.......................................  1,862,147    211,428,170            3.3%
      Cisco Systems, Inc...............................  1,738,176     53,327,240            0.8%
*     Facebook, Inc. Class A...........................    802,772    105,155,104            1.6%
      Intel Corp.......................................  1,634,947     57,010,602            0.9%
#     International Business Machines Corp.............    300,593     46,198,138            0.7%
      Mastercard, Inc. Class A.........................    331,389     35,465,251            0.5%
      Microsoft Corp...................................  2,692,950    161,361,564            2.5%
      Oracle Corp......................................  1,040,060     39,959,105            0.6%
      QUALCOMM, Inc....................................    509,266     34,996,759            0.5%
#     Visa, Inc. Class A...............................    651,917     53,789,672            0.8%
      Other Securities.................................               412,610,036            6.8%
                                                                   --------------          ------
Total Information Technology...........................             1,373,941,222           21.6%
                                                                   --------------          ------
Materials -- (2.7%)
      Other Securities.................................               178,526,813            2.8%
                                                                   --------------          ------
Real Estate -- (2.8%)
      Other Securities.................................               186,922,692            2.9%
                                                                   --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc........................................  2,126,018     78,216,202            1.2%
      Verizon Communications, Inc......................  1,408,695     67,758,229            1.1%
      Other Securities.................................                12,257,280            0.2%
                                                                   --------------          ------
Total Telecommunication Services.......................               158,231,711            2.5%
                                                                   --------------          ------
Utilities -- (3.2%)
      Other Securities.................................               214,383,094            3.4%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             6,352,317,218           99.8%
                                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............................             6,352,317,218
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................  8,252,591      8,252,591            0.1%
                                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................... 29,046,136    336,121,883            5.3%
                                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,664,748,340)..............................              $6,696,691,692          105.2%
                                                                   ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  790,897,224            --   --    $  790,897,224
 Consumer Staples..................    638,045,231            --   --       638,045,231
 Energy............................    457,155,086            --   --       457,155,086
 Financials........................    845,718,746            --   --       845,718,746
 Health Care.......................    887,848,954            --   --       887,848,954
 Industrials.......................    620,646,445            --   --       620,646,445
 Information Technology............  1,373,941,222            --   --     1,373,941,222
 Materials.........................    178,526,813            --   --       178,526,813
 Real Estate.......................    186,922,692            --   --       186,922,692
 Telecommunication Services........    158,231,711            --   --       158,231,711
 Utilities.........................    214,383,094            --   --       214,383,094
Temporary Cash Investments.........      8,252,591            --   --         8,252,591
Securities Lending Collateral......             --  $336,121,883   --       336,121,883
Futures Contracts**................        (98,366)           --   --           (98,366)
                                    --------------  ------------   --    --------------
TOTAL.............................. $6,360,471,443  $336,121,883   --    $6,696,593,326
                                    ==============  ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    7,275,892            --
Investments at Value (including $0 and $480,335 of securities on loan, respectively)........             --  $  6,352,317
Temporary Cash Investments at Value & Cost..................................................             --         8,253
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $336,071)..................................................................................             --       336,122
Segregated Cash for Futures Contracts.......................................................             --           563
Receivables:
  Investment Securities Sold................................................................             --           708
  Dividends, Interest and Tax Reclaims......................................................             --         7,868
  Securities Lending Income.................................................................             --            77
  Fund Shares Sold..........................................................................          5,743         2,068
Prepaid Expenses and Other Assets...........................................................            116            61
                                                                                             --------------  ------------
     Total Assets...........................................................................      7,281,751     6,708,037
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       336,067
  Investment Securities Purchased...........................................................             --         1,539
  Fund Shares Redeemed......................................................................          6,129         3,527
  Due to Advisor............................................................................          1,221           300
  Futures Margin Variation..................................................................             --            24
Accrued Expenses and Other Liabilities......................................................            428           644
                                                                                             --------------  ------------
     Total Liabilities......................................................................          7,778       342,101
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,308 and $0 and shares outstanding of
 203,393 and 0, respectively................................................................ $        16.27           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $7,270,665 and $6,365,936 and shares
 outstanding of 445,962,268 and 381,933,822, respectively................................... $        16.30  $      16.67
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments in Affiliated Investment Companies at Cost...................................... $    7,290,534  $         --
                                                                                             --------------  ------------
Investments at Cost......................................................................... $           --  $  3,320,424
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    7,439,985  $  3,454,852
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         40,507        19,630
Accumulated Net Realized Gain (Loss)........................................................       (191,034)     (140,392)
Net Unrealized Foreign Exchange Gain (Loss).................................................           (843)           --
Net Unrealized Appreciation (Depreciation)..................................................        (14,642)    3,031,846
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $20,325 and $0, respectively)...............   $ 250,955          --
    Income from Securities Lending..........................................................       7,093          --
    Expenses Allocated from Affiliated Investment Company...................................     (14,337)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     243,711          --
                                                                                               ---------    --------
FUND INVESTMENT INCOME
  Dividends.................................................................................          --    $135,427
  Interest..................................................................................          --          73
  Income from Securities Lending............................................................          --         881
                                                                                               ---------    --------
     Total Investment Income................................................................          --     136,381
                                                                                               ---------    --------
FUND EXPENSES
  Investment Management Fees................................................................      26,205       3,643
  Accounting & Transfer Agent Fees..........................................................          41         337
  S&P 500(R) Fees...........................................................................          --         102
  Custodian Fees............................................................................          --          82
  Shareholder Servicing Fees -- Class R2 Shares.............................................          21          --
  Filing Fees...............................................................................         246         149
  Shareholders' Reports.....................................................................         242         121
  Directors'/Trustees' Fees & Expenses......................................................          46          42
  Professional Fees.........................................................................         161         264
  Other.....................................................................................          54         209
                                                                                               ---------    --------
     Total Expenses.........................................................................      27,016       4,949
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --         (75)
    Institutional Class Shares..............................................................     (13,086)         --
    Class R2 Shares.........................................................................         (17)         --
                                                                                               ---------    --------
  Net Expenses..............................................................................      13,913       4,874
                                                                                               ---------    --------
  NET INVESTMENT INCOME (LOSS)..............................................................     229,798     131,507
                                                                                               ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................    (189,967)     44,973
    Futures.................................................................................       4,316      (5,349)
    Foreign Currency Transactions...........................................................       4,081          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................       3,950     140,290
    Futures.................................................................................        (482)       (356)
    Translation of Foreign Currency Denominated Amounts.....................................        (650)         --
                                                                                               ---------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    (178,752)    179,558
                                                                                               ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $  51,046    $311,065
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2016         2015         2016         2015
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   229,798  $   218,094  $   131,507  $   116,432
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................    (189,967)     185,379       44,973      174,452
    Futures.....................................................       4,316           --       (5,349)       2,961
    Foreign Currency Transactions...............................       4,081       (4,394)          --           --
    In-Kind Redemptions.........................................          --           --           --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       3,950     (768,572)     140,290      (67,093)
    Futures.....................................................        (482)          --         (356)      (2,353)
    Translation of Foreign Currency Denominated Amounts.........        (650)         490           --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      51,046     (369,003)     311,065      295,274
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:........................................
    Class R2 Shares.............................................        (336)        (293)          --           --
    Institutional Class Shares..................................    (224,465)    (210,745)    (125,202)    (110,940)
  Net Long-Term Gains:..........................................
    Institutional Class Shares..................................          --           --      (47,852)          --
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (224,801)    (211,038)    (173,054)    (110,940)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   2,442,715    1,877,719    1,529,402    1,080,396
  Shares Issued in Lieu of Cash Distributions...................     218,177      204,539      150,286       95,812
  Shares Redeemed...............................................  (2,019,049)  (1,698,746)  (1,262,506)  (1,218,173)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     641,843      383,512      417,182      (41,965)
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................     468,088     (196,529)     555,193      142,369
NET ASSETS
  Beginning of Year.............................................   6,805,885    7,002,414    5,810,743    5,668,374
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 7,273,973  $ 6,805,885  $ 6,365,936  $ 5,810,743
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     158,003      105,639       96,985       66,846
  Shares Issued in Lieu of Cash Distributions...................      14,327       11,317        9,320        6,038
  Shares Redeemed...............................................    (128,304)     (93,840)     (78,179)     (74,737)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      44,026       23,116       28,126       (1,853)
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    40,507  $    27,926  $    19,630  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                ----------------------------------------------
                                  YEAR        YEAR      YEAR      YEAR     YEAR
                                 ENDED       ENDED     ENDED     ENDED    ENDED
                                OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                  2016        2015      2014      2013     2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year..........................  $16.93     $ 18.48   $ 19.46    $15.72   $15.83
                                 ------     -------   -------    ------   ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................    0.53        0.51      0.74      0.49     0.51
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................   (0.65)      (1.55)    (0.93)     3.77    (0.13)
                                 ------     -------   -------    ------   ------
   Total from Investment
    Operations.................   (0.12)      (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
                                 ------     -------   -------    ------   ------
   Total Distributions.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------
Net Asset Value, End of Year...  $16.27     $ 16.93   $ 18.48    $19.46   $15.72
=============================   ========    ========  ========  ======== ========
Total Return...................   (0.43)%     (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $3,308     $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average
 Net Assets (B)................    0.68%       0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....    0.88%       0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment
 Income to Average Net Assets..    3.42%       2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      -------------------------------------------------------------
                                          YEAR         YEAR         YEAR        YEAR        YEAR
                                         ENDED        ENDED        ENDED       ENDED       ENDED
                                        OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                          2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                      ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                      ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations..      (0.08)       (1.00)       (0.14)        4.30        0.42
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                      ----------   ----------   ----------   ----------  ----------
   Total Distributions...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
===================================   ==========   ==========   ==========   ==========  ==========
Total Return.........................      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net
 Assets (B)..........................       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly)...........       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to
 Average Net Assets..................       3.51%        3.10%        4.29%        3.00%       3.54%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. LARGE COMPANY PORTFOLIO
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.38        0.47        2.07        2.71        1.25
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       0.73        0.80        2.36        2.98        1.47
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains..................      (0.14)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................       4.54%       5.09%      17.17%      27.10%      15.02%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net
 Assets..............................       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor).........................       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to
 Average Net Assets..................       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate..............          9%          2%          3%          3%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            PREVIOUSLY
                                                             RECOVERY      WAIVED FEES/
                                                           OF PREVIOUSLY     EXPENSES
                                                           WAIVED FEES/       ASSUMED
                                              EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------               ----------------- ------------- -----------------
DFA International Value Portfolio (1)...       0.40%             --              --
U.S. Large Company Portfolio (2)........       0.08%            $90            $951

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1)...       0.79%             --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            DFA International Value Portfolio................. $234
            U.S. Large Company Portfolio......................  284

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, U.S. Large Company Portfolio transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES   SALES
     -                                                  ---------- --------
     U.S. Large Company Portfolio...................... $1,011,088 $539,508

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA International Value
    Portfolio...................    $(303,109)       $7,584        $295,525
  U.S. Large Company Portfolio..        5,155         2,682          (7,837)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2015..............................    $211,038            --    $211,038
    2016..............................     224,802            --     224,802
    U.S. Large Company Portfolio
    2015..............................     110,940            --     110,940
    2016..............................     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                              UNLIMITED  TOTAL
                                              --------- --------
               DFA International Value
                Portfolio.................... $176,437  $176,437
               U.S. Large Company Portfolio..       --        --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio.... $7,313,697           --    $(37,805)    $  (37,805)
U.S. Large Company Portfolio.........  3,844,135   $2,933,931     (81,375)     2,852,556

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR                  YEAR
                                                           ENDED                  ENDED
                                                          OCT. 31,              OCT. 31,
                                                            2016                  2015
                                                   ---------------------  --------------------
                                                      AMOUNT     SHARES      AMOUNT     SHARES
                                                   -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
  Shares Issued................................... $     2,205       144  $     3,876      214
  Shares Issued in Lieu of Cash Distributions.....         336        22          293       16
  Shares Redeemed.................................      (8,814)     (578)      (4,082)    (221)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (6,273)     (412) $        87        9
                                                   ===========  ========  ===========  =======
Institutional Class Shares
  Shares Issued................................... $ 2,440,510   157,859  $ 1,873,843  105,425
  Shares Issued in Lieu of Cash Distributions.....     217,841    14,305      204,246   11,301
  Shares Redeemed.................................  (2,010,235) (127,726)  (1,694,664) (93,619)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   648,116    44,438  $   383,425   23,107
                                                   ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Needs Registrant Attribute could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                               -------------------    ---------- --------- -------- ----------- ----------
U.S. Large Company Portfolio.. S&P 500 Emini Index(R)  12/16/16     139    $14,735     $(98)       $563

       The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,212

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures

                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
           -                              --------------------------
                                            TOTAL VALUE
                                                 AT          EQUITY
                                          OCTOBER 31, 2016 CONTRACTS*
           -                              ---------------- ----------
           U.S. Large Company Portfolio..       $(98)         $(98)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

                                    LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
                  DERIVATIVE TYPE     RECOGNIZED IN INCOME
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $(5,349)          $(5,349)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $  (356)          $  (356)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                               ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio..     1.08%       $30,853         37        $35       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $153,436 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $336,121,883     --         --         --    $336,121,883

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            95%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            73%
U.S. Large Company Portfolio........................      4            76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                          % BREAKDOWN OF DISTRIBUTION SOURCES
                                   -------------------------------------------------
                                      NET      NET REALIZED   NET REALIZED
                                   INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                       INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                     ---------- -------------- -------------- ---------
DFA International Value Portfolio
   December 16, 2015..............     80%          0%             0%          20%
   June 29, 2016..................     97%          0%             0%           3%
U.S. Large Company Portfolio
   December 15, 2015..............     86%          0%             0%          14%
   March 30, 2016.................     87%          0%             0%          13%
   June 29, 2016..................     84%          0%             0%          16%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/1/2006             $10,000                  $10,000
 11/1/2006              10,190                   10,228
 12/1/2006              10,395                   10,458
  1/1/2007              10,698                   10,592
  2/1/2007              10,537                   10,427
  3/1/2007              10,610                   10,588
  4/1/2007              11,062                   10,979
  5/1/2007              11,518                   11,375
  6/1/2007              11,332                   11,109
  7/1/2007              10,630                   10,595
  8/1/2007              10,427                   10,714
  9/1/2007              10,699                   11,082
 10/1/2007              10,759                   11,083
 11/1/2007              10,158                   10,542
 12/1/2007              10,124                   10,440
  1/1/2008               9,737                   10,022
  2/1/2008               9,439                    9,602
  3/1/2008               9,351                    9,530
  4/1/2008               9,940                    9,994
  5/1/2008              10,179                    9,978
  6/1/2008               9,063                    9,023
  7/1/2008               8,964                    8,991
  8/1/2008               9,138                    9,144
  9/1/2008               8,317                    8,472
 10/1/2008               6,447                    7,005
 11/1/2008               5,815                    6,503
 12/1/2008               6,004                    6,593
  1/1/2009               5,291                    5,835
  2/1/2009               4,550                    5,055
  3/1/2009               4,999                    5,488
  4/1/2009               5,808                    6,076
  5/1/2009               6,253                    6,452
  6/1/2009               6,176                    6,404
  7/1/2009               6,765                    6,928
  8/1/2009               7,224                    7,290
  9/1/2009               7,540                    7,572
 10/1/2009               7,215                    7,340
 11/1/2009               7,621                    7,754
 12/1/2009               7,832                    7,891
  1/1/2010               7,650                    7,669
  2/1/2010               7,980                    7,911
  3/1/2010               8,602                    8,426
  4/1/2010               8,875                    8,645
  5/1/2010               8,114                    7,934
  6/1/2010               7,502                    7,487
  7/1/2010               8,090                    7,994
  8/1/2010               7,602                    7,652
  9/1/2010               8,344                    8,246
 10/1/2010               8,655                    8,493
 11/1/2010               8,588                    8,448
 12/1/2010               9,425                    9,115
  1/1/2011               9,726                    9,321
  2/1/2011              10,253                    9,665
  3/1/2011              10,300                    9,703
  4/1/2011              10,563                    9,962
  5/1/2011              10,410                    9,856
  6/1/2011              10,229                    9,654
  7/1/2011               9,760                    9,334
  8/1/2011               8,937                    8,752
  9/1/2011               8,033                    8,090
 10/1/2011               9,147                    9,016
 11/1/2011               9,071                    8,970
 12/1/2011               9,143                    9,151
  1/1/2012               9,597                    9,497
  2/1/2012              10,152                    9,875
  3/1/2012              10,339                   10,168
  4/1/2012              10,128                   10,064
  5/1/2012               9,410                    9,474
  6/1/2012               9,918                    9,945
  7/1/2012              10,013                   10,047
  8/1/2012              10,410                   10,266
  9/1/2012              10,793                   10,591
 10/1/2012              10,822                   10,539
 11/1/2012              10,846                   10,535
 12/1/2012              11,176                   10,753
  1/1/2013              11,956                   11,452
  2/1/2013              12,109                   11,616
  3/1/2013              12,688                   12,076
  4/1/2013              12,822                   12,259
  5/1/2013              13,348                   12,573
  6/1/2013              13,200                   12,463
  7/1/2013              13,989                   13,135
  8/1/2013              13,578                   12,637
  9/1/2013              13,975                   12,954
 10/1/2013              14,683                   13,521
 11/1/2013              15,300                   13,898
 12/1/2013              15,706                   14,250
  1/1/2014              15,085                   13,744
  2/1/2014              15,596                   14,338
  3/1/2014              15,965                   14,681
  4/1/2014              16,070                   14,820
  5/1/2014              16,424                   15,037
  6/1/2014              16,869                   15,430
  7/1/2014              16,749                   15,167
  8/1/2014              17,280                   15,725
  9/1/2014              16,855                   15,400
 10/1/2014              16,984                   15,746
 11/1/2014              17,185                   16,069
 12/1/2014              17,314                   16,167
  1/1/2015              16,458                   15,521
  2/1/2015              17,620                   16,272
  3/1/2015              17,285                   16,050
  4/1/2015              17,635                   16,200
  5/1/2015              17,831                   16,395
  6/1/2015              17,544                   16,068
  7/1/2015              17,501                   16,138
  8/1/2015              16,438                   15,177
  9/1/2015              15,912                   14,719
 10/1/2015              17,209                   15,830
 11/1/2015              17,276                   15,890
 12/1/2015              16,735                   15,548
  1/1/2016              15,596                   14,745
  2/1/2016              15,625                   14,741
  3/1/2016              16,764                   15,803
  4/1/2016              17,218                   16,135
  5/1/2016              17,453                   16,386
  6/1/2016              17,434                   16,527
  7/1/2016              18,036                   17,007          Past performance is not predictive of
  8/1/2016              18,252                   17,138          future performance.
  9/1/2016              18,338                   17,103          The returns shown do not reflect the
 10/1/2016              18,027                   16,838          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2016, all rights
                            4.75%     14.53%     6.07%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
     10/1/2006                  $10,000                   $10,000
     11/1/2006                   10,332                    10,298
     12/1/2006                   10,735                    10,593
      1/1/2007                   10,938                    10,658
      2/1/2007                   10,928                    10,743
      3/1/2007                   11,281                    11,018
      4/1/2007                   11,851                    11,520
      5/1/2007                   12,256                    11,775
      6/1/2007                   12,166                    11,787
      7/1/2007                   11,828                    11,624
      8/1/2007                   11,696                    11,456
      9/1/2007                   12,306                    12,107
     10/1/2007                   12,903                    12,633
     11/1/2007                   12,121                    12,139
     12/1/2007                   11,860                    11,911
      1/1/2008                   10,900                    10,837
      2/1/2008                   10,761                    11,033
      3/1/2008                   10,890                    10,876
      4/1/2008                   11,376                    11,480
      5/1/2008                   11,382                    11,655
      6/1/2008                   10,256                    10,748
      7/1/2008                    9,966                    10,366
      8/1/2008                    9,549                     9,965
      9/1/2008                    8,434                     8,526
     10/1/2008                    6,319                     6,753
     11/1/2008                    5,931                     6,386
     12/1/2008                    6,380                     6,723
      1/1/2009                    5,499                     6,096
      2/1/2009                    4,824                     5,479
      3/1/2009                    5,350                     5,840
      4/1/2009                    6,336                     6,593
      5/1/2009                    7,277                     7,427
      6/1/2009                    7,166                     7,350
      7/1/2009                    8,019                     8,040
      8/1/2009                    8,479                     8,425
      9/1/2009                    8,911                     8,773
     10/1/2009                    8,556                     8,632
     11/1/2009                    8,811                     8,845
     12/1/2009                    8,911                     8,986
      1/1/2010                    8,396                     8,565
      2/1/2010                    8,429                     8,557
      3/1/2010                    9,094                     9,107
      4/1/2010                    8,939                     8,972
      5/1/2010                    7,892                     7,982
      6/1/2010                    7,753                     7,866
      7/1/2010                    8,723                     8,593
      8/1/2010                    8,296                     8,336
      9/1/2010                    9,188                     9,136
     10/1/2010                    9,509                     9,462
     11/1/2010                    9,033                     9,061
     12/1/2010                    9,875                     9,790
      1/1/2011                   10,295                    10,001
      2/1/2011                   10,639                    10,372
      3/1/2011                   10,345                    10,164
      4/1/2011                   10,899                    10,718
      5/1/2011                   10,506                    10,400
      6/1/2011                   10,362                    10,252
      7/1/2011                   10,030                    10,083
      8/1/2011                    8,955                     9,231
      9/1/2011                    7,975                     8,304
     10/1/2011                    8,745                     9,111
     11/1/2011                    8,457                     8,690
     12/1/2011                    8,230                     8,595
      1/1/2012                    8,784                     9,059
      2/1/2012                    9,243                     9,557
      3/1/2012                    9,166                     9,487
      4/1/2012                    8,839                     9,326
      5/1/2012                    7,748                     8,262
      6/1/2012                    8,296                     8,804
      7/1/2012                    8,263                     8,913
      8/1/2012                    8,606                     9,168
      9/1/2012                    8,911                     9,446
     10/1/2012                    9,022                     9,512
     11/1/2012                    9,166                     9,712
     12/1/2012                    9,614                    10,006
      1/1/2013                   10,068                    10,498
      2/1/2013                    9,764                    10,393
      3/1/2013                    9,797                    10,476
      4/1/2013                   10,279                    10,953
      5/1/2013                   10,157                    10,708
      6/1/2013                    9,797                    10,307
      7/1/2013                   10,467                    10,855
      8/1/2013                   10,395                    10,715
      9/1/2013                   11,176                    11,472
     10/1/2013                   11,564                    11,857
     11/1/2013                   11,608                    11,930
     12/1/2013                   11,863                    12,110
      1/1/2014                   11,431                    11,621
      2/1/2014                   12,084                    12,255
      3/1/2014                   11,996                    12,200
      4/1/2014                   12,201                    12,392
      5/1/2014                   12,339                    12,584
      6/1/2014                   12,489                    12,763
      7/1/2014                   12,212                    12,536
      8/1/2014                   12,217                    12,546
      9/1/2014                   11,680                    12,030
     10/1/2014                   11,481                    11,839
     11/1/2014                   11,486                    11,985
     12/1/2014                   11,060                    11,586
      1/1/2015                   10,988                    11,545
      2/1/2015                   11,774                    12,235
      3/1/2015                   11,525                    12,030
      4/1/2015                   12,156                    12,551
      5/1/2015                   12,162                    12,442
      6/1/2015                   11,813                    12,089
      7/1/2015                   11,697                    12,280
      8/1/2015                   10,827                    11,386
      9/1/2015                   10,091                    10,811
     10/1/2015                   10,866                    11,624
     11/1/2015                   10,722                    11,439
     12/1/2015                   10,378                    11,234
      1/1/2016                    9,570                    10,461
      2/1/2016                    9,265                    10,315
      3/1/2016                    9,969                    11,015
      4/1/2016                   10,450                    11,369
      5/1/2016                   10,257                    11,241
      6/1/2016                    9,886                    10,899
      7/1/2016                   10,323                    11,435
      8/1/2016                   10,600                    11,446              Past performance is not predictive of
      9/1/2016                   10,716                    11,585              future performance.
     10/1/2016                   10,855                    11,360              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------

10/31/2006                $10,000                        $10,000
11/30/2006                  9,937                          9,916
12/31/2006                 10,021                          9,974
 1/31/2007                 10,231                         10,167
 2/28/2007                 10,641                         10,569
 3/31/2007                 10,568                         10,471
 4/30/2007                 10,421                         10,292
 5/31/2007                 10,210                         10,047
 6/30/2007                 10,379                         10,113
 7/31/2007                 10,442                         10,110
 8/31/2007                 10,000                          9,494
 9/30/2007                  9,989                          9,437
10/31/2007                 10,053                          9,778
11/30/2007                  9,821                          9,367
12/31/2007                  9,211                          8,806
 1/31/2008                  8,948                          8,374
 2/29/2008                  8,885                          8,466
 3/31/2008                  9,064                          8,468
 4/30/2008                  9,127                          8,573
 5/31/2008                  9,464                          8,838
 6/30/2008                  9,022                          8,295
 7/31/2008                  8,770                          8,023
 8/31/2008                  8,286                          7,669
 9/30/2008                  7,750                          6,920
10/31/2008                  7,182                          6,190
11/30/2008                  7,371                          6,442
12/31/2008                  8,128                          6,944
 1/31/2009                  7,571                          6,580
 2/28/2009                  6,593                          5,715
 3/31/2009                  6,887                          5,917
 4/30/2009                  7,171                          6,220
 5/31/2009                  8,055                          6,981
 6/30/2009                  8,591                          7,425
 7/31/2009                  8,770                          7,611
 8/31/2009                  9,232                          8,037
 9/30/2009                  9,138                          8,005
10/31/2009                  8,812                          7,712
11/30/2009                  8,454                          7,437
12/31/2009                  8,423                          7,298
 1/31/2010                  8,538                          7,455
 2/28/2010                  8,707                          7,597
 3/31/2010                  9,148                          7,943
 4/30/2010                  9,422                          8,158
 5/31/2010                  8,633                          7,592
 6/30/2010                  8,770                          7,625
 7/31/2010                  8,927                          7,718
 8/31/2010                  8,686                          7,554
 9/30/2010                  9,064                          7,863
10/31/2010                  8,875                          7,799
11/30/2010                  9,096                          7,951
12/31/2010                  9,937                          8,753
 1/31/2011                 10,168                          8,857
 2/28/2011                 10,641                          9,213
 3/31/2011                  9,979                          8,645
 4/30/2011                  9,926                          8,652
 5/31/2011                  9,758                          8,524
 6/30/2011                 10,252                          8,841
 7/31/2011                 10,631                          9,209
 8/31/2011                 10,347                          8,832
 9/30/2011                 10,294                          8,840
10/31/2011                  9,769                          8,514
11/30/2011                  9,926                          8,283
12/31/2011                  9,874                          8,413
 1/31/2012                 10,505                          8,758
 2/29/2012                 10,515                          8,853
 3/31/2012                 10,820                          9,090
 4/30/2012                 10,599                          8,958
 5/31/2012                  9,716                          8,214
 6/30/2012                 10,231                          8,564
 7/31/2012                  9,884                          8,430
 8/31/2012                  9,895                          8,382
 9/30/2012                 10,032                          8,614
10/31/2012                  9,821                          8,428
11/30/2012                  9,968                          8,486
12/31/2012                 10,336                          8,750
 1/31/2013                 10,662                          9,077
 2/28/2013                 10,925                          9,385
 3/31/2013                 11,767                         10,143
 4/30/2013                 12,387                         10,811
 5/31/2013                 11,377                          9,954
 6/30/2013                 11,483                          9,927
 7/31/2013                 11,756                         10,088
 8/31/2013                 11,493                          9,952
 9/30/2013                 12,797                         11,085
10/31/2013                 12,829                         11,040
11/30/2013                 12,734                         10,967
12/31/2013                 12,829                         11,055
 1/31/2014                 12,702                         11,023
 2/28/2014                 12,650                         10,778
 3/31/2014                 12,713                         10,806
 4/30/2014                 12,524                         10,605
 5/31/2014                 12,850                         10,953
 6/30/2014                 13,764                         11,728
 7/31/2014                 13,680                         11,791
 8/31/2014                 13,807                         11,707
 9/30/2014                 13,386                         11,315
10/31/2014                 13,144                         11,013
11/30/2014                 12,650                         10,888
12/31/2014                 12,766                         11,003
 1/31/2015                 13,081                         11,372
 2/28/2015                 13,617                         11,782
 3/31/2015                 13,796                         12,009
 4/30/2015                 14,132                         12,234
 5/31/2015                 14,280                         12,378
 6/30/2015                 14,574                         12,559
 7/31/2015                 14,490                         12,511
 8/31/2015                 14,048                         12,082
 9/30/2015                 13,617                         11,648
10/31/2015                 14,332                         12,426
11/30/2015                 14,658                         12,584
12/31/2015                 14,606                         12,688
 1/31/2016                 13,880                         11,881
 2/29/2016                 13,396                         11,758
 3/31/2016                 14,269                         12,491
 4/30/2016                 14,448                         13,035
 5/31/2016                 14,816                         13,038
 6/30/2016                 14,753                         12,961
 7/31/2016                 15,552                         13,656             Past performance is not predictive of
 8/31/2016                 15,184                         13,172             future performance.
 9/30/2016                 16,109                         13,883             The returns shown do not reflect the
10/31/2016                 16,414                         14,068             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.53%       10.94%       5.08%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2006             $10,000                        $10,000
11/30/2006              10,558                         10,608
12/31/2006              10,862                         11,004
 1/31/2007              11,143                         11,283
 2/28/2007              11,442                         11,498
 3/31/2007              12,041                         12,092
 4/30/2007              12,885                         12,930
 5/31/2007              13,991                         13,438
 6/30/2007              14,567                         13,787
 7/31/2007              14,797                         13,784
 8/31/2007              13,696                         12,896
 9/30/2007              15,300                         14,041
10/31/2007              16,641                         15,001
11/30/2007              15,544                         13,796
12/31/2007              15,281                         13,606
 1/31/2008              13,747                         11,783
 2/29/2008              14,171                         12,483
 3/31/2008              13,484                         11,695
 4/30/2008              14,429                         12,478
 5/31/2008              15,060                         12,612
 6/30/2008              13,581                         11,201
 7/31/2008              12,783                         10,686
 8/31/2008              11,889                          9,818
 9/30/2008               9,848                          7,901
10/31/2008               6,576                          5,111
11/30/2008               5,945                          4,553
12/31/2008               6,594                          5,082
 1/31/2009               5,783                          4,522
 2/28/2009               5,465                          4,241
 3/31/2009               6,313                          4,849
 4/30/2009               7,258                          5,717
 5/31/2009               9,134                          7,088
 6/30/2009               9,207                          7,288
 7/31/2009              10,539                          8,340
 8/31/2009              11,018                          8,769
 9/30/2009              11,880                          9,503
10/31/2009              12,147                          9,731
11/30/2009              12,714                         10,011
12/31/2009              13,051                         10,411
 1/31/2010              12,346                          9,745
 2/28/2010              12,567                          9,867
 3/31/2010              13,604                         10,680
 4/30/2010              13,793                         10,979
 5/31/2010              11,885                          9,321
 6/30/2010              11,742                          9,268
 7/31/2010              13,046                         10,211
 8/31/2010              13,032                         10,189
 9/30/2010              15,009                         11,718
10/31/2010              15,659                         12,238
11/30/2010              15,452                         12,075
12/31/2010              16,968                         13,294
 1/31/2011              16,608                         12,907
 2/28/2011              16,714                         12,978
 3/31/2011              17,069                         13,376
 4/30/2011              17,797                         13,917
 5/31/2011              17,272                         13,599
 6/30/2011              16,691                         13,115
 7/31/2011              16,968                         13,308
 8/31/2011              15,788                         12,383
 9/30/2011              12,843                         10,131
10/31/2011              14,853                         11,791
11/30/2011              14,456                         10,987
12/31/2011              13,613                         10,635
 1/31/2012              15,023                         11,739
 2/29/2012              16,157                         12,652
 3/31/2012              15,926                         12,256
 4/30/2012              15,862                         12,322
 5/31/2012              13,885                         10,723
 6/30/2012              14,180                         10,873
 7/31/2012              14,392                         11,230
 8/31/2012              14,876                         11,410
 9/30/2012              15,613                         12,017
10/31/2012              15,963                         12,264
11/30/2012              16,194                         12,385
12/31/2012              16,954                         12,696
 1/31/2013              17,806                         13,369
 2/28/2013              17,885                         13,528
 3/31/2013              17,963                         13,562
 4/30/2013              17,668                         13,454
 5/31/2013              16,359                         12,464
 6/30/2013              15,203                         11,398
 7/31/2013              15,954                         11,854
 8/31/2013              16,083                         11,956
 9/30/2013              17,212                         12,876
10/31/2013              17,705                         13,102
11/30/2013              17,092                         12,549
12/31/2013              17,304                         12,608
 1/31/2014              16,488                         12,024
 2/28/2014              17,442                         12,671
 3/31/2014              17,700                         12,905
 4/30/2014              17,747                         12,989
 5/31/2014              17,765                         13,095
 6/30/2014              17,903                         13,166
 7/31/2014              18,281                         13,453
 8/31/2014              18,567                         13,557
 9/30/2014              16,857                         12,311
10/31/2014              17,101                         12,456
11/30/2014              16,429                         12,061
12/31/2014              15,954                         11,759
 1/31/2015              15,576                         11,527
 2/28/2015              16,336                         12,087
 3/31/2015              16,111                         11,869
 4/30/2015              17,415                         12,550
 5/31/2015              17,608                         12,489
 6/30/2015              16,369                         11,590
 7/31/2015              15,571                         11,067
 8/31/2015              14,244                         10,035
 9/30/2015              14,041                          9,827
10/31/2015              15,078                         10,629
11/30/2015              15,032                         10,541
12/31/2015              15,452                         10,720
 1/31/2016              14,332                          9,788
 2/29/2016              14,548                         10,027
 3/31/2016              16,286                         11,185
 4/30/2016              16,507                         11,386
 5/31/2016              16,327                         11,196
 6/30/2016              16,599                         11,272
 7/31/2016              17,747                         12,106
 8/31/2016              17,622                         12,016
 9/30/2016              18,147                         12,267               Past performance is not predictive of
10/31/2016              17,594                         11,751               future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                16.69%       3.45%       5.81%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
     10/31/06            $10,000                 $10,000
     11/30/06             10,628                  10,648
     12/31/06             11,208                  11,148
      1/31/07             11,287                  11,122
      2/28/07             11,285                  11,156
      3/31/07             11,817                  11,618
      4/30/07             12,224                  12,195
      5/31/07             12,388                  12,273
      6/30/07             11,935                  11,916
      7/31/07             11,873                  11,849
      8/31/07             11,805                  11,414
      9/30/07             11,398                  10,767
     10/31/07             12,309                  11,951
     11/30/07             10,886                  10,568
     12/31/07             10,311                  10,037
      1/31/08              9,618                   9,230
      2/29/08              9,759                   9,542
      3/31/08              9,723                   9,422
      4/30/08              9,887                   9,598
      5/31/08              9,915                   9,643
      6/30/08              9,126                   8,984
      7/31/08              8,806                   8,625
      8/31/08              8,664                   8,400
      9/30/08              7,326                   6,855
     10/31/08              5,359                   4,953
     11/30/08              4,980                   4,494
     12/31/08              4,870                   4,380
      1/31/09              4,751                   4,356
      2/28/09              4,556                   4,211
      3/31/09              4,754                   4,455
      4/30/09              5,750                   5,479
      5/31/09              6,338                   6,058
      6/30/09              6,370                   6,100
      7/31/09              6,921                   6,662
      8/31/09              7,462                   7,304
      9/30/09              7,680                   7,473
     10/31/09              7,691                   7,483
     11/30/09              7,668                   7,406
     12/31/09              7,830                   7,588
      1/31/10              7,753                   7,553
      2/28/10              7,487                   7,215
      3/31/10              8,115                   7,851
      4/30/10              8,415                   8,164
      5/31/10              7,465                   7,183
      6/30/10              7,606                   7,214
      7/31/10              8,633                   8,082
      8/31/10              8,316                   7,862
      9/30/10              9,205                   8,728
     10/31/10              9,686                   9,100
     11/30/10              9,211                   8,721
     12/31/10             10,153                   9,634
      1/31/11             10,300                   9,727
      2/28/11             10,611                   9,984
      3/31/11             10,416                   9,811
      4/30/11             11,338                  10,711
      5/31/11             11,271                  10,575
      6/30/11             10,911                  10,219
      7/31/11             10,840                  10,191
      8/31/11              9,759                   9,151
      9/30/11              8,775                   8,186
     10/31/11              9,706                   9,081
     11/30/11              9,411                   8,728
     12/31/11              9,120                   8,437
      1/31/12              9,926                   9,293
      2/29/12             10,736                  10,156
      3/31/12             10,971                  10,189
      4/30/12             11,160                  10,363
      5/31/12              9,904                   9,079
      6/30/12             10,390                   9,511
      7/31/12             10,566                   9,684
      8/31/12             11,146                  10,197
      9/30/12             11,720                  10,741
     10/31/12             11,978                  10,963
     11/30/12             12,054                  10,967
     12/31/12             12,719                  11,472
      1/31/13             12,946                  11,774
      2/28/13             13,065                  11,840
      3/31/13             13,455                  12,159
      4/30/13             13,797                  12,463
      5/31/13             13,928                  12,631
      6/30/13             13,622                  12,176
      7/31/13             14,776                  13,190
      8/31/13             14,884                  13,370
      9/30/13             15,891                  14,374
     10/31/13             16,460                  14,880
     11/30/13             16,836                  15,230
     12/31/13             17,767                  15,966
      1/31/14             17,349                  15,627
      2/28/14             18,908                  17,142
      3/31/14             18,328                  16,524
      4/30/14             18,028                  16,129
      5/31/14             18,014                  16,160
      6/30/14             17,999                  16,121
      7/31/14             17,442                  15,666
      8/31/14             17,708                  15,831
      9/30/14             16,698                  14,902
     10/31/14             16,661                  14,807
     11/30/14             16,534                  14,812
     12/31/14             16,802                  15,055
      1/31/15             16,426                  14,645
      2/28/15             17,971                  16,091
      3/31/15             17,040                  15,351
      4/30/15             18,115                  16,335
      5/31/15             19,029                  17,085
      6/30/15             18,981                  17,106
      7/31/15             19,021                  17,228
      8/31/15             18,223                  16,550
      9/30/15             17,674                  15,940
     10/31/15             18,319                  16,646
     11/30/15             18,291                  16,511
     12/31/15             18,098                  16,335
      1/31/16             16,667                  14,749
      2/29/16             16,370                  14,595
      3/31/16             17,351                  15,624
      4/30/16             17,442                  15,834
      5/31/16             17,725                  16,290
      6/30/16             15,492                  13,974
      7/31/16             16,330                  14,778            Past performance is not predictive of
      8/31/16             16,681                  15,025            future performance.
      9/30/16             16,703                  15,153            The returns shown do not reflect the
     10/31/16             15,422                  14,001            deduction of taxes that a shareholder
         AVERAGE ANNUAL                   FIVE       TEN            would pay on fund distributions or the
         TOTAL RETURN        ONE YEAR     YEARS     YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2016, all
                             -15.82%      9.70%     4.43%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------

10/31/2006             $10,000                         $10,000
11/30/2006              10,696                          10,700
12/31/2006              11,206                          11,204
 1/31/2007              11,726                          11,563
 2/28/2007              11,746                          11,613
 3/31/2007              12,433                          12,230
 4/30/2007              13,088                          12,970
 5/31/2007              13,342                          13,197
 6/30/2007              13,197                          13,070
 7/31/2007              13,126                          12,975
 8/31/2007              12,660                          12,388
 9/30/2007              12,943                          12,634
10/31/2007              13,567                          13,390
11/30/2007              12,566                          12,432
12/31/2007              12,326                          12,180
 1/31/2008              11,153                          10,713
 2/29/2008              11,632                          11,362
 3/31/2008              12,002                          11,593
 4/30/2008              12,147                          11,791
 5/31/2008              12,381                          11,974
 6/30/2008              11,338                          10,868
 7/31/2008              10,738                          10,251
 8/31/2008              10,446                           9,971
 9/30/2008               8,629                           7,906
10/31/2008               6,326                           5,682
11/30/2008               5,833                           5,211
12/31/2008               6,441                           5,692
 1/31/2009               5,710                           5,181
 2/28/2009               5,217                           4,725
 3/31/2009               5,596                           5,090
 4/30/2009               6,513                           6,150
 5/31/2009               7,456                           7,068
 6/30/2009               7,365                           6,977
 7/31/2009               7,951                           7,604
 8/31/2009               8,618                           8,384
 9/30/2009               9,356                           9,188
10/31/2009               9,095                           8,937
11/30/2009               9,371                           9,121
12/31/2009               9,342                           9,162
 1/31/2010               9,188                           9,040
 2/28/2010               8,994                           8,782
 3/31/2010               9,663                           9,494
 4/30/2010               9,572                           9,435
 5/31/2010               8,212                           7,975
 6/30/2010               8,161                           7,856
 7/31/2010               9,137                           8,797
 8/31/2010               8,720                           8,379
 9/30/2010               9,920                           9,672
10/31/2010              10,493                          10,292
11/30/2010               9,679                           9,513
12/31/2010              10,934                          10,844
 1/31/2011              11,246                          11,090
 2/28/2011              11,440                          11,278
 3/31/2011              11,826                          11,658
 4/30/2011              12,627                          12,473
 5/31/2011              12,201                          11,997
 6/30/2011              11,808                          11,610
 7/31/2011              11,142                          10,905
 8/31/2011               9,998                           9,766
 9/30/2011               8,493                           8,299
10/31/2011               9,365                           9,208
11/30/2011               8,747                           8,488
12/31/2011               8,404                           8,200
 1/31/2012               9,204                           9,013
 2/29/2012               9,795                           9,705
 3/31/2012               9,813                           9,626
 4/30/2012               9,585                           9,466
 5/31/2012               8,276                           8,168
 6/30/2012               8,640                           8,570
 7/31/2012               8,553                           8,540
 8/31/2012               8,943                           8,912
 9/30/2012               9,416                           9,392
10/31/2012               9,579                           9,554
11/30/2012               9,708                           9,700
12/31/2012              10,294                          10,223
 1/31/2013              11,075                          11,055
 2/28/2013              10,965                          11,022
 3/31/2013              10,720                          10,738
 4/30/2013              11,162                          11,155
 5/31/2013              11,369                          11,409
 6/30/2013              10,994                          10,901
 7/31/2013              11,953                          11,892
 8/31/2013              11,969                          11,870
 9/30/2013              13,017                          12,885
10/31/2013              13,761                          13,661
11/30/2013              14,011                          13,904
12/31/2013              14,406                          14,265
 1/31/2014              14,317                          14,147
 2/28/2014              15,576                          15,383
 3/31/2014              15,657                          15,396
 4/30/2014              15,810                          15,460
 5/31/2014              15,875                          15,634
 6/30/2014              15,737                          15,482
 7/31/2014              14,818                          14,569
 8/31/2014              14,642                          14,451
 9/30/2014              13,862                          13,655
10/31/2014              13,452                          13,209
11/30/2014              13,775                          13,596
12/31/2014              13,338                          13,271
 1/31/2015              13,429                          13,302
 2/28/2015              14,357                          14,284
 3/31/2015              14,288                          14,139
 4/30/2015              15,052                          14,896
 5/31/2015              15,070                          14,797
 6/30/2015              14,756                          14,447
 7/31/2015              15,171                          14,983
 8/31/2015              14,604                          14,404
 9/30/2015              14,089                          13,917
10/31/2015              14,771                          14,713
11/30/2015              14,747                          14,674
12/31/2015              14,934                          14,892
 1/31/2016              13,922                          13,714
 2/29/2016              13,900                          13,762
 3/31/2016              15,086                          14,996
 4/30/2016              15,398                          15,184
 5/31/2016              15,431                          15,248
 6/30/2016              14,586                          14,258
 7/31/2016              15,552                          15,183
 8/31/2016              15,755                          15,313
 9/30/2016              16,147                          15,680             Past performance is not predictive of
10/31/2016              15,672                          15,097             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                6.10%       10.85%       4.60%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2016

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813
 9/1/2015                   7,770                          8,286
10/1/2015                   8,280                          8,732
11/1/2015                   7,970                          8,483
12/1/2015                   7,590                          7,884
 1/1/2016                   7,240                          7,532
 2/1/2016                   7,850                          8,157
 3/1/2016                   8,690                          9,103
 4/1/2016                   9,960                         10,220
 5/1/2016                   9,580                          9,848
 6/1/2016                  10,050                         10,263
 7/1/2016                  10,360                         10,696
 8/1/2016                  10,140                         10,364
 9/1/2016                  10,350                         10,494             Past performance is not predictive of
10/1/2016                  10,000                         10,048             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               20.77%      -2.14%        0.00%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2006                    $10,000                    $10,000
11/1/2006                     10,641                     10,743
12/1/2006                     11,072                     11,227
 1/1/2007                     11,236                     11,108
 2/1/2007                     11,065                     11,043
 3/1/2007                     11,570                     11,481
 4/1/2007                     12,311                     12,025
 5/1/2007                     13,136                     12,609
 6/1/2007                     13,353                     13,200
 7/1/2007                     13,677                     13,897
 8/1/2007                     13,444                     13,601
 9/1/2007                     14,629                     15,103
10/1/2007                     16,236                     16,788
11/1/2007                     15,177                     15,597
12/1/2007                     15,124                     15,652
 1/1/2008                     13,808                     13,699
 2/1/2008                     14,248                     14,710
 3/1/2008                     13,808                     13,932
 4/1/2008                     14,796                     15,062
 5/1/2008                     14,883                     15,342
 6/1/2008                     13,357                     13,811
 7/1/2008                     13,183                     13,290
 8/1/2008                     12,401                     12,229
 9/1/2008                     10,678                     10,089
10/1/2008                      7,866                      7,328
11/1/2008                      7,154                      6,776
12/1/2008                      7,715                      7,305
 1/1/2009                      7,124                      6,833
 2/1/2009                      6,663                      6,447
 3/1/2009                      7,625                      7,374
 4/1/2009                      8,758                      8,601
 5/1/2009                     10,251                     10,071
 6/1/2009                     10,164                      9,935
 7/1/2009                     11,329                     11,052
 8/1/2009                     11,369                     11,013
 9/1/2009                     12,375                     12,012
10/1/2009                     12,118                     12,027
11/1/2009                     12,842                     12,544
12/1/2009                     13,307                     13,039
 1/1/2010                     12,582                     12,312
 2/1/2010                     12,735                     12,355
 3/1/2010                     13,804                     13,353
 4/1/2010                     13,888                     13,514
 5/1/2010                     12,599                     12,326
 6/1/2010                     12,619                     12,235
 7/1/2010                     13,731                     13,254
 8/1/2010                     13,413                     12,997
 9/1/2010                     14,940                     14,441
10/1/2010                     15,394                     14,860
11/1/2010                     15,050                     14,468
12/1/2010                     16,276                     15,500
 1/1/2011                     15,855                     15,080
 2/1/2011                     15,745                     14,939
 3/1/2011                     16,623                     15,818
 4/1/2011                     17,204                     16,308
 5/1/2011                     16,730                     15,880
 6/1/2011                     16,533                     15,636
 7/1/2011                     16,406                     15,567
 8/1/2011                     15,080                     14,176
 9/1/2011                     12,799                     12,109
10/1/2011                     14,402                     13,713
11/1/2011                     13,904                     12,799
12/1/2011                     13,500                     12,645
 1/1/2012                     14,947                     14,079
 2/1/2012                     15,758                     14,922
 3/1/2012                     15,351                     14,424
 4/1/2012                     15,077                     14,252
 5/1/2012                     13,454                     12,653
 6/1/2012                     14,122                     13,142
 7/1/2012                     14,235                     13,398
 8/1/2012                     14,332                     13,354
 9/1/2012                     15,134                     14,159
10/1/2012                     15,057                     14,073
11/1/2012                     15,254                     14,252
12/1/2012                     16,149                     14,949
 1/1/2013                     16,232                     15,155
 2/1/2013                     16,045                     14,965
 3/1/2013                     15,818                     14,707
 4/1/2013                     15,999                     14,818
 5/1/2013                     15,481                     14,438
 6/1/2013                     14,509                     13,518
 7/1/2013                     14,723                     13,660
 8/1/2013                     14,379                     13,425
 9/1/2013                     15,404                     14,298
10/1/2013                     16,109                     14,993
11/1/2013                     15,868                     14,774
12/1/2013                     15,708                     14,560
 1/1/2014                     14,619                     13,615
 2/1/2014                     15,150                     14,066
 3/1/2014                     15,685                     14,497
 4/1/2014                     15,778                     14,546
 5/1/2014                     16,316                     15,053
 6/1/2014                     16,770                     15,453
 7/1/2014                     16,971                     15,752
 8/1/2014                     17,502                     16,107
 9/1/2014                     16,216                     14,913
10/1/2014                     16,389                     15,089
11/1/2014                     16,232                     14,930
12/1/2014                     15,501                     14,241
 1/1/2015                     15,605                     14,327
 2/1/2015                     16,082                     14,770
 3/1/2015                     15,748                     14,560
 4/1/2015                     16,804                     15,680
 5/1/2015                     16,129                     15,052
 6/1/2015                     15,741                     14,661
 7/1/2015                     14,733                     13,645
 8/1/2015                     13,517                     12,411
 9/1/2015                     13,156                     12,038
10/1/2015                     13,955                     12,896
11/1/2015                     13,470                     12,393
12/1/2015                     13,103                     12,117
 1/1/2016                     12,555                     11,331
 2/1/2016                     12,478                     11,312
 3/1/2016                     14,132                     12,809
 4/1/2016                     14,218                     12,879
 5/1/2016                     13,667                     12,398
 6/1/2016                     14,389                     12,894
 7/1/2016                     15,130                     13,543
 8/1/2016                     15,314                     13,879              Past performance is not predictive of
 9/1/2016                     15,518                     14,058              future performance.
10/1/2016                     15,551                     14,091              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.44%       1.55%       4.51%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2006          $10,000                    $10,000
11/1/2006           10,760                     10,743
12/1/2006           11,257                     11,227
 1/1/2007           11,480                     11,108
 2/1/2007           11,577                     11,043
 3/1/2007           12,101                     11,481
 4/1/2007           13,028                     12,025
 5/1/2007           14,068                     12,609
 6/1/2007           14,491                     13,200
 7/1/2007           15,202                     13,897
 8/1/2007           14,575                     13,601
 9/1/2007           15,579                     15,103
10/1/2007           16,759                     16,788
11/1/2007           15,422                     15,597
12/1/2007           15,602                     15,652
 1/1/2008           13,731                     13,699
 2/1/2008           14,128                     14,710
 3/1/2008           13,471                     13,932
 4/1/2008           14,291                     15,062
 5/1/2008           14,211                     15,342
 6/1/2008           12,574                     13,811
 7/1/2008           12,384                     13,290
 8/1/2008           11,637                     12,229
 9/1/2008            9,543                     10,089
10/1/2008            6,652                      7,328
11/1/2008            6,249                      6,776
12/1/2008            7,136                      7,305
 1/1/2009            6,592                      6,833
 2/1/2009            6,189                      6,447
 3/1/2009            7,042                      7,374
 4/1/2009            8,469                      8,601
 5/1/2009           10,393                     10,071
 6/1/2009           10,343                      9,935
 7/1/2009           11,667                     11,052
 8/1/2009           11,807                     11,013
 9/1/2009           12,794                     12,012
10/1/2009           12,784                     12,027
11/1/2009           13,545                     12,544
12/1/2009           14,291                     13,039
 1/1/2010           13,665                     12,312
 2/1/2010           13,901                     12,355
 3/1/2010           15,092                     13,353
 4/1/2010           15,342                     13,514
 5/1/2010           13,805                     12,326
 6/1/2010           14,175                     12,235
 7/1/2010           15,482                     13,254
 8/1/2010           15,559                     12,997
 9/1/2010           17,452                     14,441
10/1/2010           18,149                     14,860
11/1/2010           17,666                     14,468
12/1/2010           18,683                     15,500
 1/1/2011           17,899                     15,080
 2/1/2011           17,379                     14,939
 3/1/2011           18,349                     15,818
 4/1/2011           19,320                     16,308
 5/1/2011           18,890                     15,880
 6/1/2011           18,886                     15,636
 7/1/2011           19,103                     15,567
 8/1/2011           17,296                     14,176
 9/1/2011           14,225                     12,109
10/1/2011           15,802                     13,713
11/1/2011           15,038                     12,799
12/1/2011           14,638                     12,645
 1/1/2012           16,295                     14,079
 2/1/2012           17,633                     14,922
 3/1/2012           17,186                     14,424
 4/1/2012           16,776                     14,252
 5/1/2012           15,248                     12,653
 6/1/2012           15,832                     13,142
 7/1/2012           15,645                     13,398
 8/1/2012           16,055                     13,354
 9/1/2012           16,996                     14,159
10/1/2012           16,939                     14,073
11/1/2012           17,239                     14,252
12/1/2012           18,306                     14,949
 1/1/2013           18,650                     15,155
 2/1/2013           18,846                     14,965
 3/1/2013           18,766                     14,707
 4/1/2013           19,150                     14,818
 5/1/2013           18,886                     14,438
 6/1/2013           17,252                     13,518
 7/1/2013           17,339                     13,660
 8/1/2013           16,622                     13,425
 9/1/2013           17,843                     14,298
10/1/2013           18,533                     14,993
11/1/2013           18,276                     14,774
12/1/2013           18,133                     14,560
 1/1/2014           17,362                     13,615
 2/1/2014           18,143                     14,066
 3/1/2014           18,770                     14,497
 4/1/2014           18,926                     14,546
 5/1/2014           19,577                     15,053
 6/1/2014           20,090                     15,453
 7/1/2014           20,140                     15,752
 8/1/2014           20,767                     16,107
 9/1/2014           19,743                     14,913
10/1/2014           19,570                     15,089
11/1/2014           19,356                     14,930
12/1/2014           18,766                     14,241
 1/1/2015           19,073                     14,327
 2/1/2015           19,567                     14,770
 3/1/2015           19,423                     14,560
 4/1/2015           20,810                     15,680
 5/1/2015           20,530                     15,052
 6/1/2015           19,833                     14,661
 7/1/2015           18,623                     13,645
 8/1/2015           16,806                     12,411
 9/1/2015           16,782                     12,038
10/1/2015           17,726                     12,896
11/1/2015           17,366                     12,393
12/1/2015           17,209                     12,117
 1/1/2016           16,192                     11,331
 2/1/2016           16,125                     11,312
 3/1/2016           18,113                     12,809
 4/1/2016           18,580                     12,879
 5/1/2016           17,809                     12,398
 6/1/2016           18,796                     12,894
 7/1/2016           19,893                     13,543
 8/1/2016           20,023                     13,879            Past performance is not predictive of
 9/1/2016           20,360                     14,058            future performance.
10/1/2016           20,287                     14,091            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2016, all
                            14.45%     5.12%     7.33%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)



 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                             RETURN IN U.S. DOLLARS
            -                                ----------------------
            MSCI World ex USA Index.........         -2.27%
            MSCI World ex USA Small Cap
              Index.........................          3.96%
            MSCI World ex USA Value Index...         -2.07%
            MSCI World ex USA Growth Index..         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                  RETURN IN U.S. DOLLAR
                                                  ---------------------
         MSCI Emerging Markets Index.............         9.27%
         MSCI Emerging Markets Small Cap Index...         4.78%
         MSCI Emerging Markets Value Index.......         8.60%
         MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.53% for the Series and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark, as micro-caps generally outperformed other small-cap securities. The Series' outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the benchmark.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 16.69% for the Series and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' exclusion of small and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Series' holdings of micro-cap securities, which were held at a higher weight than in the benchmark, outperformed, and also contributed positively to the Series' relative performance. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Series' relative performance.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -15.82% for the Series and -15.89% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Series' investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Series generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Series' and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Series.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 6.10% for the Series and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Series' holdings of microcap securities, held at a higher weight than the benchmark, outperformed and contributed to its performance relative to the benchmark. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Series' holdings of these securities outperformed and contributed positively to the Series' relative performance. The Series generally excludes real estate investment trusts (REITs), which also contributed positively to relative outperformance, as REITs underperformed the benchmark.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 340 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 20.77% for the Series and 15.06% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to small and micro-cap securities was the primary driver of outperformance, as those securities generally outperformed. The Series generally excludes real estate investment trusts (REITs), which contributed positively to relative performance, as REITs underperformed the benchmark.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 11.44% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Series was driven primarily by country allocation differences between the Series and the benchmark. The Series' lesser allocation to China contributed positively to its performance relative to the benchmark, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Series' emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.45% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Series relative to the benchmark was driven primarily by size allocation differences between the Series and the benchmark. The Series focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. The small- and micro-cap holdings of the Series outperformed those of the benchmark. The Series' lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,136.10    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,065.90    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  884.20    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,017.80    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.00    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.70    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.38    0.15%    $0.76

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,091.90    0.26%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.4%
Consumer Staples.............................   8.5%
Energy.......................................   1.0%
Financials...................................   9.4%
Health Care..................................   4.4%
Industrials..................................  28.6%
Information Technology.......................  13.1%
Materials....................................  12.7%
Real Estate..................................   2.0%
Telecommunication Services...................   0.1%
Utilities....................................   0.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  25.4%
Consumer Staples.............................   5.9%
Energy.......................................   2.8%
Financials...................................  10.1%
Health Care..................................   6.6%
Industrials..................................  16.0%
Information Technology.......................   6.1%
Materials....................................  14.5%
Real Estate..................................   6.2%
Telecommunication Services...................   3.1%
Utilities....................................   3.3%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.2%
Consumer Staples.............................   5.6%
Energy.......................................   5.2%
Financials...................................  14.0%
Health Care..................................   3.9%
Industrials..................................  27.5%
Information Technology.......................  10.0%
Materials....................................   8.4%
Real Estate..................................   2.5%
Telecommunication Services...................   0.7%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  11.6%
Health Care..................................   9.2%
Industrials..................................  26.3%
Information Technology.......................   9.4%
Materials....................................  10.4%
Real Estate..................................   6.0%
Telecommunication Services...................   2.7%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   4.4%
Energy.......................................  23.6%
Financials...................................   6.0%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   3.9%
Materials....................................  29.1%
Real Estate..................................   2.0%
Telecommunication Services...................   0.5%
Utilities....................................   6.8%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   9.2%
Energy.......................................   7.7%
Financials...................................  24.1%
Health Care..................................   2.8%
Industrials..................................   7.2%
Information Technology.......................  20.1%
Materials....................................   8.3%
Real Estate..................................   1.9%
Telecommunication Services...................   5.6%
Utilities....................................   3.2%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.3%
Consumer Staples.............................   8.1%
Energy.......................................   1.7%
Financials...................................   9.0%
Health Care..................................   6.4%
Industrials..................................  14.6%
Information Technology.......................  14.8%
Materials....................................  13.7%
Real Estate..................................   7.7%
Telecommunication Services...................   1.0%
Utilities....................................   5.7%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                     SHARES        VALUE+         OF NET ASSETS**
                                     ------        ------         ---------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary --
   (11.7%)
  #*  Charter Communications,
       Inc. Class A...............    910,208 $    227,451,877               1.1%
      Comcast Corp. Class A....... 10,885,890      672,965,720               3.2%
      Ford Motor Co............... 14,753,200      173,202,568               0.8%
      General Motors Co...........  5,641,400      178,268,240               0.9%
      Time Warner, Inc............  3,800,376      338,195,460               1.6%
      Other Securities............                 954,615,599               4.6%
                                              ----------------              -----
  Total Consumer Discretionary....               2,544,699,464              12.2%
                                              ----------------              -----
  Consumer Staples -- (6.3%)
      CVS Health Corp.............  3,989,908      335,551,263               1.6%
      Mondelez International,
       Inc. Class A...............  3,933,821      176,785,916               0.9%
  #   Tyson Foods, Inc. Class A...  1,957,913      138,718,136               0.7%
      Wal-Mart Stores, Inc........  1,998,751      139,952,545               0.7%
      Other Securities............                 574,239,450               2.6%
                                              ----------------              -----
  Total Consumer Staples..........               1,365,247,310               6.5%
                                              ----------------              -----
  Energy -- (13.1%)
      Chevron Corp................  3,924,607      411,102,583               2.0%
      ConocoPhillips..............  3,210,456      139,494,313               0.7%
      EOG Resources, Inc..........  1,485,821      134,347,935               0.6%
      Exxon Mobil Corp............  9,096,178      757,893,551               3.6%
      Occidental Petroleum Corp...  1,857,300      135,415,743               0.6%
      Phillips 66.................  2,096,097      170,098,272               0.8%
      Valero Energy Corp..........  2,806,975      166,285,199               0.8%
      Other Securities............                 932,855,101               4.5%
                                              ----------------              -----
  Total Energy....................               2,847,492,697              13.6%
                                              ----------------              -----
  Financials -- (20.5%)
      American International
       Group, Inc.................  2,735,967      168,809,164               0.8%
      Bank of America Corp........ 15,552,325      256,613,362               1.2%
      Bank of New York Mellon
       Corp. (The)................  3,379,657      146,237,758               0.7%
      Capital One Financial Corp..  2,036,842      150,807,782               0.7%
      Citigroup, Inc..............  8,251,489      405,560,684               1.9%
      Goldman Sachs Group, Inc.
       (The)......................    980,999      174,853,262               0.8%
      JPMorgan Chase & Co......... 11,452,239      793,182,073               3.8%
      Morgan Stanley..............  3,534,479      118,652,460               0.6%
      PNC Financial Services
       Group, Inc. (The)..........  1,303,329      124,598,252               0.6%
      Travelers Cos., Inc. (The)..  1,119,453      121,102,426               0.6%
      Wells Fargo & Co............  6,090,495      280,223,675               1.3%
      Other Securities............               1,721,446,165               8.3%
                                              ----------------              -----
  Total Financials................               4,462,087,063              21.3%
                                              ----------------              -----
  Health Care -- (10.5%)
      Aetna, Inc..................  1,802,581      193,507,070               0.9%
      Anthem, Inc.................  1,445,532      176,152,529               0.9%
  *   Express Scripts Holding Co..  2,738,677      184,586,830               0.9%
      Humana, Inc.................    707,042      121,278,914               0.6%
      Medtronic P.L.C.............  3,541,179      290,447,502               1.4%
      Pfizer, Inc................. 16,340,523      518,157,984               2.5%
      Thermo Fisher Scientific,
       Inc........................  1,023,977      150,555,338               0.7%
      Other Securities............                 644,260,598               3.0%
                                              ----------------              -----
  Total Health Care...............               2,278,946,765              10.9%
                                              ----------------              -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc........................................   1,458,164 $    121,698,367               0.6%
      CSX Corp................................................   5,234,843      159,715,060               0.8%
      FedEx Corp..............................................     853,987      148,867,014               0.7%
      General Electric Co.....................................   7,508,293      218,491,326               1.0%
      Norfolk Southern Corp...................................   1,569,304      145,945,272               0.7%
      Southwest Airlines Co...................................   3,733,160      149,513,058               0.7%
      Stanley Black & Decker, Inc.............................   1,095,910      124,758,394               0.6%
      Union Pacific Corp......................................   2,259,039      199,202,059               1.0%
      Other Securities........................................                1,077,855,471               5.1%
                                                                           ----------------             ------
Total Industrials.............................................                2,346,046,021              11.2%
                                                                           ----------------             ------
Information Technology -- (14.0%)
      Cisco Systems, Inc......................................  21,342,703      654,794,128               3.1%
      Hewlett Packard Enterprise Co...........................   9,162,273      205,876,274               1.0%
      HP, Inc.................................................   9,619,949      139,393,061               0.7%
      Intel Corp..............................................  20,115,235      701,418,244               3.4%
#     NVIDIA Corp.............................................   1,824,559      129,835,618               0.6%
      QUALCOMM, Inc...........................................   2,685,866      184,572,712               0.9%
      Other Securities........................................                1,024,025,488               4.8%
                                                                           ----------------             ------
Total Information Technology..................................                3,039,915,525              14.5%
                                                                           ----------------             ------
Materials -- (3.7%)
      Newmont Mining Corp.....................................   3,239,227      119,980,968               0.6%
      Other Securities........................................                  691,529,819               3.3%
                                                                           ----------------             ------
Total Materials...............................................                  811,510,787               3.9%
                                                                           ----------------             ------
Real Estate -- (0.0%)
      Other Securities........................................                      500,715               0.0%
                                                                           ----------------             ------
Telecommunication Services -- (4.5%)
      AT&T, Inc...............................................  21,002,992      772,700,076               3.7%
      Other Securities........................................                  221,455,332               1.1%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  994,155,408               4.8%
                                                                           ----------------             ------
Utilities -- (0.2%)
      Other Securities........................................                   38,848,392               0.2%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               20,729,450,147              99.1%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      208,566               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               20,729,658,713
                                                                           ----------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 200,994,368      200,994,368               1.0%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..........................  70,916,981      820,651,306               3.9%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)....................................               $ 21,751,304,387             104.0%
                                                                           ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                 ---------------  ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,544,699,464            --   --    $ 2,544,699,464
 Consumer Staples...............   1,365,247,310            --   --      1,365,247,310
 Energy.........................   2,847,492,697            --   --      2,847,492,697
 Financials.....................   4,462,087,063            --   --      4,462,087,063
 Health Care....................   2,278,946,765            --   --      2,278,946,765
 Industrials....................   2,346,046,021            --   --      2,346,046,021
 Information Technology.........   3,039,915,525            --   --      3,039,915,525
 Materials......................     811,510,787            --   --        811,510,787
 Real Estate....................         500,715            --   --            500,715
 Telecommunication Services.....     994,155,408            --   --        994,155,408
 Utilities......................      38,848,392            --   --         38,848,392
Rights/Warrants.................              --  $    208,566   --            208,566
Temporary Cash Investments......     200,994,368            --   --        200,994,368
Securities Lending Collateral...              --   820,651,306   --        820,651,306
Futures Contracts**.............      (3,872,034)           --   --         (3,872,034)
                                 ---------------  ------------   --    ---------------
TOTAL........................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                                 ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                   SHARES       VALUE++         OF NET ASSETS**
                                                   ------       -------         ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd... 5,260,554 $    111,078,744               1.1%
    BHP Billiton, Ltd............................ 5,929,050      103,585,415               1.1%
#   BHP Billiton, Ltd. Sponsored ADR............. 1,703,682       59,662,944               0.6%
    Newcrest Mining, Ltd......................... 3,033,954       53,122,828               0.5%
    Woodside Petroleum, Ltd...................... 2,846,042       60,922,340               0.6%
    Other Securities.............................                246,709,911               2.6%
                                                            ----------------               ----
TOTAL AUSTRALIA..................................                635,082,182               6.5%
                                                            ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities.............................                  7,798,226               0.1%
                                                            ----------------               ----

BELGIUM -- (1.2%)
    Other Securities.............................                121,053,616               1.2%
                                                            ----------------               ----

CANADA -- (7.6%)
    Bank of Montreal............................. 1,645,325      104,642,670               1.1%
    Suncor Energy, Inc........................... 3,911,426      117,374,872               1.2%
    Other Securities.............................                542,711,216               5.6%
                                                            ----------------               ----
TOTAL CANADA.....................................                764,728,758               7.9%
                                                            ----------------               ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S......................   680,712       54,535,811               0.6%
    Other Securities.............................                120,813,571               1.2%
                                                            ----------------               ----
TOTAL DENMARK....................................                175,349,382               1.8%
                                                            ----------------               ----

FINLAND -- (0.7%)
    Other Securities.............................                 75,225,974               0.8%
                                                            ----------------               ----

FRANCE -- (8.9%)
    BNP Paribas SA............................... 1,521,254       88,207,260               0.9%
    Cie de Saint-Gobain.......................... 1,719,658       76,358,268               0.8%
#   Engie SA..................................... 4,083,126       58,885,688               0.6%
#   Orange SA.................................... 4,783,728       75,265,526               0.8%
    Renault SA...................................   759,818       66,075,160               0.7%
    Societe Generale SA.......................... 1,935,625       75,503,898               0.8%
    Total SA..................................... 4,607,253      220,709,998               2.2%
    Other Securities.............................                229,497,843               2.4%
                                                            ----------------               ----
TOTAL FRANCE.....................................                890,503,641               9.2%
                                                            ----------------               ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758      114,074,413               1.2%
#   Bayerische Motoren Werke AG..................   972,382       84,835,907               0.9%
    Daimler AG................................... 2,565,266      183,011,136               1.9%
    E.ON SE...................................... 9,462,347       69,348,171               0.7%
    Other Securities.............................                258,205,262               2.6%
                                                            ----------------               ----
TOTAL GERMANY....................................                709,474,889               7.3%
                                                            ----------------               ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd................... 5,014,984       61,925,181               0.6%
    Sun Hung Kai Properties, Ltd................. 2,980,920       44,389,245               0.5%
    Other Securities.............................                163,115,200               1.7%
                                                            ----------------               ----
TOTAL HONG KONG..................................                269,429,626               2.8%
                                                            ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
IRELAND -- (0.3%)
     Other Securities....................            $     27,555,506               0.3%
                                                     ----------------              -----

ISRAEL -- (0.4%)
     Other Securities....................                  37,197,840               0.4%
                                                     ----------------              -----

ITALY -- (0.9%)
     Other Securities....................                  89,098,627               0.9%
                                                     ----------------              -----

JAPAN -- (22.1%)
     Hitachi, Ltd........................ 10,841,000       57,792,205               0.6%
     Honda Motor Co., Ltd................  3,689,000      110,380,798               1.1%
     Mitsubishi UFJ Financial Group,
      Inc................................ 13,919,406       71,821,469               0.7%
     Mizuho Financial Group, Inc......... 49,478,100       83,308,851               0.9%
     Nissan Motor Co., Ltd...............  6,443,700       65,548,427               0.7%
     Sumitomo Mitsui Financial Group,
      Inc................................  2,854,200       98,959,858               1.0%
     Other Securities....................               1,732,718,474              17.8%
                                                     ----------------              -----
TOTAL JAPAN..............................               2,220,530,082              22.8%
                                                     ----------------              -----

NETHERLANDS -- (3.2%)
     ING Groep NV........................  6,261,830       82,199,110               0.8%
     Koninklijke DSM NV..................    739,169       47,509,724               0.5%
     Koninklijke Philips NV..............  1,794,168       54,062,166               0.6%
     Other Securities....................                 133,730,760               1.4%
                                                     ----------------              -----
TOTAL NETHERLANDS........................                 317,501,760               3.3%
                                                     ----------------              -----

NEW ZEALAND -- (0.1%)
     Other Securities....................                  12,145,818               0.1%
                                                     ----------------              -----

NORWAY -- (0.8%)
     Other Securities....................                  77,275,822               0.8%
                                                     ----------------              -----

PORTUGAL -- (0.0%)
     Other Securities....................                   4,088,097               0.0%
                                                     ----------------              -----

SINGAPORE -- (1.0%)
     Other Securities....................                  99,362,354               1.0%
                                                     ----------------              -----

SPAIN -- (2.8%)
     Banco Santander SA.................. 38,416,551      188,242,084               1.9%
     Other Securities....................                  91,349,479               1.0%
                                                     ----------------              -----
TOTAL SPAIN..............................                 279,591,563               2.9%
                                                     ----------------              -----

SWEDEN -- (2.2%)
     Nordea Bank AB......................  4,880,877       51,293,747               0.5%
     Other Securities....................                 170,725,504               1.8%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 222,019,251               2.3%
                                                     ----------------              -----

SWITZERLAND -- (7.6%)
     ABB, Ltd............................  4,800,878       99,044,119               1.0%
     Cie Financiere Richemont SA.........  1,271,917       81,771,387               0.8%
     Novartis AG.........................  1,332,371       94,555,149               1.0%
     Swiss Re AG.........................  1,037,390       96,281,939               1.0%
     UBS Group AG........................  3,448,485       48,753,503               0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.........................    326,468 $     85,455,128               0.9%
      Other Securities..................................                 255,861,140               2.6%
                                                                    ----------------             ------
TOTAL SWITZERLAND.......................................                 761,722,365               7.8%
                                                                    ----------------             ------

UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169       45,581,653               0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662       43,948,624               0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966      380,774,841               3.9%
*     Glencore P.L.C.................................... 33,377,354      102,171,610               1.1%
      HSBC Holdings P.L.C............................... 21,477,669      161,751,262               1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816      113,635,676               1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265       54,777,180               0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301      158,261,344               1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361      198,483,024               2.0%
      Vodafone Group P.L.C.............................. 58,351,986      160,253,496               1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201      111,671,843               1.1%
      Other Securities..................................                 242,436,613               2.4%
                                                                    ----------------             ------
TOTAL UNITED KINGDOM....................................               1,773,747,166              18.2%
                                                                    ----------------             ------

UNITED STATES -- (0.0%)
      Other Securities..................................                     812,282               0.0%
                                                                    ----------------             ------
TOTAL COMMON STOCKS.....................................               9,571,294,827              98.4%
                                                                    ----------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010       73,764,785               0.8%
      Other Securities..................................                  18,272,581               0.1%
                                                                    ----------------             ------
TOTAL GERMANY...........................................                  92,037,366               0.9%
                                                                    ----------------             ------
TOTAL PREFERRED STOCKS..................................                  92,037,366               0.9%
                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   2,150,761               0.0%
                                                                    ----------------             ------

SWEDEN -- (0.0%)
      Other Securities..................................                     251,828               0.0%
                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS...................................                   2,402,589               0.0%
                                                                    ----------------             ------
TOTAL INVESTMENT SECURITIES.............................               9,665,734,782
                                                                    ----------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623      370,102,917               3.8%
                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)................................             $ 10,035,837,699             103.1%
                                                                    ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- ---------------
Common Stocks
 Australia...................... $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria........................             --       7,798,226   --          7,798,226
 Belgium........................             --     121,053,616   --        121,053,616
 Canada.........................    764,728,758              --   --        764,728,758
 Denmark........................             --     175,349,382   --        175,349,382
 Finland........................      2,470,632      72,755,342   --         75,225,974
 France.........................        260,795     890,242,846   --        890,503,641
 Germany........................     67,367,734     642,107,155   --        709,474,889
 Hong Kong......................             --     269,429,626   --        269,429,626
 Ireland........................      9,750,918      17,804,588   --         27,555,506
 Israel.........................             --      37,197,840   --         37,197,840
 Italy..........................     17,693,989      71,404,638   --         89,098,627
 Japan..........................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands....................     41,922,122     275,579,638   --        317,501,760
 New Zealand....................             --      12,145,818   --         12,145,818
 Norway.........................     10,177,330      67,098,492   --         77,275,822
 Portugal.......................             --       4,088,097   --          4,088,097
 Singapore......................             --      99,362,354   --         99,362,354
 Spain..........................      3,796,801     275,794,762   --        279,591,563
 Sweden.........................      4,064,405     217,954,846   --        222,019,251
 Switzerland....................     27,724,389     733,997,976   --        761,722,365
 United Kingdom.................  1,033,348,012     740,399,154   --      1,773,747,166
 United States..................             --         812,282   --            812,282
Preferred Stocks
 Germany........................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain..........................             --       2,150,761   --          2,150,761
 Sweden.........................             --         251,828   --            251,828
Securities Lending Collateral...             --     370,102,917   --        370,102,917
Futures Contracts**.............       (851,802)             --   --           (851,802)
                                 --------------  --------------   --    ---------------
TOTAL........................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                 ==============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd.................   304,000 $ 10,709,561            0.4%
    Shimachu Co., Ltd.......................   297,200    7,974,727            0.3%
    Toyo Tire & Rubber Co., Ltd.............   623,700    9,673,815            0.3%
    Other Securities........................            575,455,539           18.3%
                                                       ------------           -----
Total Consumer Discretionary................            603,813,642           19.3%
                                                       ------------           -----

Consumer Staples -- (7.7%)
    Ain Holdings, Inc.......................   124,600    8,409,946            0.3%
    Morinaga Milk Industry Co., Ltd......... 1,164,000    9,375,501            0.3%
    Takara Holdings, Inc....................   980,300    9,284,173            0.3%
    Other Securities........................            235,670,534            7.5%
                                                       ------------           -----
Total Consumer Staples......................            262,740,154            8.4%
                                                       ------------           -----

Energy -- (1.0%)
    Other Securities........................             32,552,672            1.0%
                                                       ------------           -----

Financials -- (8.7%)
    77 Bank, Ltd. (The)..................... 1,749,760    7,904,201            0.3%
    Daishi Bank, Ltd. (The)................. 2,071,000    8,905,139            0.3%
    North Pacific Bank, Ltd................. 2,303,600    8,591,023            0.3%
    Other Securities........................            268,141,185            8.5%
                                                       ------------           -----
Total Financials............................            293,541,548            9.4%
                                                       ------------           -----

Health Care -- (4.1%)
    Nipro Corp..............................   702,100    8,670,187            0.3%
    Rohto Pharmaceutical Co., Ltd...........   546,700    9,592,173            0.3%
    Ship Healthcare Holdings, Inc...........   279,700    8,181,874            0.3%
    Tsumura & Co............................   359,800   10,225,153            0.3%
    Other Securities........................            101,447,537            3.2%
                                                       ------------           -----
Total Health Care...........................            138,116,924            4.4%
                                                       ------------           -----

Industrials -- (26.2%)
    Aica Kogyo Co., Ltd.....................   314,300    8,968,870            0.3%
#   Chiyoda Corp............................   993,000    8,661,260            0.3%
    Daifuku Co., Ltd........................   444,100    8,024,354            0.3%
    Fujikura, Ltd........................... 1,935,000   11,369,097            0.4%
    Furukawa Electric Co., Ltd..............   462,800   13,615,795            0.4%
    Glory, Ltd..............................   268,900    8,889,500            0.3%
    GS Yuasa Corp........................... 2,130,000    9,197,857            0.3%
    Japan Steel Works, Ltd. (The)...........   398,400    8,557,307            0.3%
    Nishimatsu Construction Co., Ltd........ 1,794,000    8,378,134            0.3%
    Nisshinbo Holdings, Inc.................   870,500    8,666,919            0.3%
#   NTN Corp................................ 2,488,000    9,417,732            0.3%
#   OSG Corp................................   452,700    9,641,884            0.3%
    Penta-Ocean Construction Co., Ltd....... 1,724,600   10,277,125            0.3%
    Pilot Corp..............................   188,800    8,441,250            0.3%
    Sankyu, Inc............................. 1,540,000    9,068,678            0.3%
    Sanwa Holdings Corp..................... 1,232,600   12,275,880            0.4%
    Ushio, Inc..............................   655,900    7,912,689            0.3%
    Other Securities........................            726,289,505           22.9%
                                                       ------------           -----
Total Industrials...........................            887,653,836           28.3%
                                                       ------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 Information Technology -- (12.0%)
       Citizen Watch Co., Ltd........  1,437,500 $    8,078,459            0.3%
       Horiba, Ltd...................    212,650     10,168,702            0.3%
       Ibiden Co., Ltd...............    620,978      9,014,732            0.3%
       TIS, Inc......................    505,101     11,429,663            0.4%
 #     Topcon Corp...................    595,400      8,886,823            0.3%
       Ulvac, Inc....................    252,600      7,975,585            0.3%
       Other Securities..............               350,942,720           11.1%
                                                 --------------          ------
 Total Information Technology........               406,496,684           13.0%
                                                 --------------          ------

 Materials -- (11.6%)
       ADEKA Corp....................    544,000      8,223,372            0.3%
       Denka Co., Ltd................  1,949,000      8,841,805            0.3%
       Dowa Holdings Co., Ltd........  1,464,000     10,872,844            0.4%
       FP Corp.......................    148,000      7,971,867            0.3%
       Mitsui Mining & Smelting Co.,
        Ltd..........................  3,627,000      8,080,917            0.3%
       NOF Corp......................    870,000      9,456,776            0.3%
       Rengo Co., Ltd................  1,261,000      7,908,112            0.3%
       Showa Denko KK................    845,099     11,166,525            0.4%
       Sumitomo Osaka Cement Co.,
        Ltd..........................  2,493,000     10,325,300            0.3%
 #*    Tokuyama Corp.................  2,159,000      9,231,383            0.3%
       Toyobo Co., Ltd...............  5,688,000      9,310,397            0.3%
       Ube Industries, Ltd...........  6,661,000     13,745,559            0.4%
       Other Securities..............               278,920,108            8.7%
                                                 --------------          ------
 Total Materials.....................               394,054,965           12.6%
                                                 --------------          ------

 Real Estate -- (1.8%)
       Leopalace21 Corp..............  1,960,700     12,748,059            0.4%
       Other Securities..............                50,288,777            1.6%
                                                 --------------          ------
 Total Real Estate...................                63,036,836            2.0%
                                                 --------------          ------

 Telecommunication Services -- (0.1%)
       Other Securities..............                 2,374,986            0.1%
                                                 --------------          ------

 Utilities -- (0.7%)
       Hokkaido Electric Power Co.,
        Inc..........................  1,082,100      8,229,493            0.3%
       Other Securities..............                15,378,862            0.4%
                                                 --------------          ------
 Total Utilities.....................                23,608,355            0.7%
                                                 --------------          ------
 TOTAL COMMON STOCKS.................             3,107,990,602           99.2%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES.........             3,107,990,602
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL --
  (8.3%)
 (S)@  DFA Short Term Investment Fund 24,279,430    280,961,564            9.0%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,964,543,542).............             $3,388,952,166          108.2%
                                                 ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  796,842 $  603,016,800   --    $  603,813,642
 Consumer Staples...............         --    262,740,154   --       262,740,154
 Energy.........................         --     32,552,672   --        32,552,672
 Financials.....................  4,973,609    288,567,939   --       293,541,548
 Health Care....................         --    138,116,924   --       138,116,924
 Industrials....................         --    887,653,836   --       887,653,836
 Information Technology.........         --    406,496,684   --       406,496,684
 Materials......................         --    394,054,965   --       394,054,965
 Real Estate....................         --     63,036,836   --        63,036,836
 Telecommunication Services.....         --      2,374,986   --         2,374,986
 Utilities......................         --     23,608,355   --        23,608,355
Securities Lending Collateral...         --    280,961,564   --       280,961,564
                                 ---------- --------------   --    --------------
TOTAL........................... $5,770,451 $3,383,181,715   --    $3,388,952,166
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd..................  3,668,074 $ 14,902,982            1.0%
#   Alumina, Ltd............................  9,800,265   11,778,711            0.8%
    Ansell, Ltd.............................    563,728    9,287,434            0.6%
#   Bendigo & Adelaide Bank, Ltd............  1,000,124    8,445,910            0.5%
    BlueScope Steel, Ltd....................  2,354,984   13,971,247            0.9%
    Boral, Ltd..............................  2,174,013   10,386,960            0.7%
    carsales.com, Ltd.......................  1,702,940   13,782,286            0.9%
    Cleanaway Waste Management, Ltd......... 10,357,050    9,119,140            0.6%
    CSR, Ltd................................  3,350,138    9,302,355            0.6%
#   Downer EDI, Ltd.........................  2,910,872   12,865,733            0.8%
    DuluxGroup, Ltd.........................  3,101,823   15,169,738            1.0%
    Evolution Mining, Ltd...................  4,976,497    8,775,916            0.6%
    Fairfax Media, Ltd...................... 15,303,894    9,586,076            0.6%
#   InvoCare, Ltd...........................    905,619    8,985,727            0.6%
#   IOOF Holdings, Ltd......................  1,900,338   11,830,056            0.8%
#   IRESS, Ltd..............................  1,123,183    9,672,022            0.6%
    JB Hi-Fi, Ltd...........................    962,791   20,754,808            1.3%
    Mineral Resources, Ltd..................  1,168,088   10,276,124            0.7%
#   nib holdings, Ltd.......................  2,713,689    9,937,859            0.6%
#   Northern Star Resources, Ltd............  4,806,957   15,547,800            1.0%
    Nufarm, Ltd.............................  1,280,776    8,597,852            0.6%
    Orora, Ltd..............................  3,956,731    8,718,958            0.6%
    OZ Minerals, Ltd........................  2,198,276   11,231,748            0.7%
#   Perpetual, Ltd..........................    356,426   12,238,862            0.8%
    Primary Health Care, Ltd................  3,292,878    9,598,026            0.6%
#   Sims Metal Management, Ltd..............  1,382,214   10,514,951            0.7%
    Sirtex Medical, Ltd.....................    413,240    8,746,855            0.6%
    Spark Infrastructure Group.............. 11,913,246   20,084,154            1.3%
    Star Entertainment Grp, Ltd. (The)......  4,207,608   15,921,346            1.0%
#   Super Retail Group, Ltd.................  1,280,749    9,521,373            0.6%
#   Tabcorp Holdings, Ltd...................  3,586,818   13,177,917            0.9%
#   Vocus Communications, Ltd...............  4,260,609   18,472,126            1.2%
#*  Whitehaven Coal, Ltd....................  4,143,411    9,528,724            0.6%
    Other Securities........................             409,368,233           26.0%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             800,100,009           51.4%
                                                        ------------           -----

CHINA -- (0.2%)
    Other Securities........................               3,344,793            0.2%
                                                        ------------           -----

HONG KONG -- (23.1%)
    Cafe de Coral Holdings, Ltd.............  2,330,000    8,226,629            0.5%
    Dah Sing Financial Holdings, Ltd........  1,408,144    9,551,504            0.6%
#*  Esprit Holdings, Ltd.................... 14,507,050   11,964,200            0.8%
#   Guotai Junan International Holdings,
     Ltd.................................... 22,013,797    8,406,293            0.6%
    Hopewell Holdings, Ltd..................  3,184,000   11,148,424            0.7%
    Luk Fook Holdings International, Ltd....  3,142,000    9,213,353            0.6%
    Man Wah Holdings, Ltd................... 13,578,800    9,012,166            0.6%
#   Vitasoy International Holdings, Ltd.....  5,277,000   11,020,785            0.7%
    VTech Holdings, Ltd.....................    700,400    8,591,259            0.6%
#   Xinyi Glass Holdings, Ltd............... 17,658,000   15,182,993            1.0%
    Other Securities........................             315,322,094           20.2%
                                                        ------------           -----
TOTAL HONG KONG.............................             417,639,700           26.9%
                                                        ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
NEW ZEALAND -- (7.4%)
      Fisher & Paykel Healthcare Corp.,
       Ltd...............................  2,455,045 $   15,543,967            1.0%
#     Ryman Healthcare, Ltd..............  1,772,699     11,251,074            0.7%
      SKYCITY Entertainment Group, Ltd...  5,162,402     14,391,898            0.9%
      Other Securities...................                93,352,887            6.1%
                                                     --------------          ------
TOTAL NEW ZEALAND........................               134,539,826            8.7%
                                                     --------------          ------

SINGAPORE -- (10.5%)
#*    Noble Group, Ltd................... 75,184,800      8,939,601            0.6%
      SATS, Ltd..........................  2,695,900      9,378,680            0.6%
#     Singapore Post, Ltd................ 10,132,100     11,641,927            0.8%
      Venture Corp., Ltd.................  1,994,100     13,622,092            0.9%
      Other Securities...................               145,991,424            9.3%
                                                     --------------          ------
TOTAL SINGAPORE..........................               189,573,724           12.2%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                    54,219            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,545,252,271           99.4%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                    96,131            0.0%
                                                     --------------          ------

HONG KONG -- (0.0%)
      Other Securities...................                     1,362            0.0%
                                                     --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...................                    35,970            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   133,463            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,545,385,734
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@  DFA Short Term Investment Fund..... 22,627,303    261,843,149           16.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,857,750,342)..................             $1,807,228,883          116.2%
                                                     ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Australia......................         -- $  800,100,009   --    $  800,100,009
 China..........................         --      3,344,793   --         3,344,793
 Hong Kong...................... $  941,157    416,698,543   --       417,639,700
 New Zealand....................    412,321    134,127,505   --       134,539,826
 Singapore......................    315,107    189,258,617   --       189,573,724
 United States..................     54,219             --   --            54,219
Rights/Warrants
 Australia......................         --         96,131   --            96,131
 Hong Kong......................         --          1,362   --             1,362
 Singapore......................         --         35,970   --            35,970
Securities Lending Collateral...         --    261,843,149   --       261,843,149
                                 ---------- --------------   --    --------------
TOTAL........................... $1,722,804 $1,805,506,079   --    $1,807,228,883
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (19.6%)
     Bellway P.L.C......................   637,459 $ 18,446,930            1.1%
     Daily Mail & General Trust P.L.C.
      Class A........................... 1,271,481   11,670,462            0.7%
     Greene King P.L.C.................. 1,786,209   15,978,447            1.0%
     GVC Holdings P.L.C................. 1,240,374   10,567,421            0.6%
     Inchcape P.L.C..................... 2,190,976   17,419,824            1.0%
     Informa P.L.C...................... 1,305,509   10,740,551            0.6%
     UBM P.L.C.......................... 1,950,843   17,128,208            1.0%
     WH Smith P.L.C.....................   680,498   12,248,606            0.7%
     William Hill P.L.C................. 4,105,574   14,851,757            0.9%
     Other Securities...................            208,464,577           12.4%
                                                   ------------           -----
 Total Consumer Discretionary...........            337,516,783           20.0%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Booker Group P.L.C................. 7,989,596   17,523,270            1.0%
     Tate & Lyle P.L.C.................. 2,319,044   22,116,631            1.3%
     Other Securities...................             54,160,367            3.3%
                                                   ------------           -----
 Total Consumer Staples.................             93,800,268            5.6%
                                                   ------------           -----
 Energy -- (5.0%)
     Amec Foster Wheeler P.L.C.......... 2,037,469   11,116,254            0.7%
     John Wood Group P.L.C.............. 1,887,172   17,737,852            1.0%
     Petrofac, Ltd...................... 1,141,776   11,244,821            0.7%
 #*  Tullow Oil P.L.C................... 5,000,074   16,143,884            0.9%
     Other Securities...................             30,000,063            1.8%
                                                   ------------           -----
 Total Energy...........................             86,242,874            5.1%
                                                   ------------           -----
 Financials -- (13.5%)
     Beazley P.L.C...................... 2,740,810   12,203,670            0.7%
     Close Brothers Group P.L.C.........   785,896   12,753,035            0.8%
     Henderson Group P.L.C.............. 5,628,395   15,924,719            0.9%
     Hiscox, Ltd........................ 1,493,459   18,648,536            1.1%
     ICAP P.L.C......................... 2,697,973   15,997,519            1.0%
     IG Group Holdings P.L.C............ 1,792,534   18,101,357            1.1%
     Jupiter Fund Management P.L.C...... 2,162,762   11,403,328            0.7%
     Man Group P.L.C.................... 7,936,721   12,099,824            0.7%
     Phoenix Group Holdings............. 1,208,721   10,797,905            0.6%
     Other Securities...................            105,371,972            6.3%
                                                   ------------           -----
 Total Financials.......................            233,301,865           13.9%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.......................... 1,870,654   15,053,103            0.9%
     Indivior P.L.C..................... 3,662,912   14,068,115            0.9%
     Other Securities...................             36,308,225            2.1%
                                                   ------------           -----
 Total Health Care......................             65,429,443            3.9%
                                                   ------------           -----
 Industrials -- (26.6%)
     Aggreko P.L.C...................... 1,332,278   13,026,413            0.8%
     Balfour Beatty P.L.C............... 3,549,781   11,769,319            0.7%
     BBA Aviation P.L.C................. 5,623,297   17,781,017            1.0%
     Cobham P.L.C....................... 8,502,869   14,835,365            0.9%
     G4S P.L.C.......................... 4,118,797   11,063,582            0.7%
     Hays P.L.C......................... 6,566,676   10,967,970            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C.........  3,165,528 $   14,495,414            0.9%
      IMI P.L.C..........................  1,282,137     15,573,467            0.9%
      Meggitt P.L.C......................  3,040,190     16,173,674            1.0%
      Melrose Industries P.L.C........... 10,887,020     22,467,470            1.3%
      Rentokil Initial P.L.C.............  8,861,710     24,718,157            1.5%
      Spirax-Sarco Engineering P.L.C.....    355,118     19,146,216            1.1%
      Weir Group P.L.C. (The)............  1,070,092     22,228,790            1.3%
      Other Securities...................               243,821,126           14.5%
                                                     --------------          ------
Total Industrials........................               458,067,980           27.2%
                                                     --------------          ------
Information Technology -- (9.6%)
      Electrocomponents P.L.C............  2,396,207     10,916,359            0.7%
      Halma P.L.C........................  1,951,180     24,978,831            1.5%
#     Micro Focus International P.L.C....    539,522     14,127,662            0.8%
*     Paysafe Group P.L.C................  2,265,858     11,976,435            0.7%
      Playtech P.L.C.....................  1,111,348     12,606,141            0.8%
      Rightmove P.L.C....................    477,301     21,787,416            1.3%
      Spectris P.L.C.....................    613,329     15,356,848            0.9%
      Other Securities...................                54,527,225            3.2%
                                                     --------------          ------
Total Information Technology.............               166,276,917            9.9%
                                                     --------------          ------
Materials -- (8.1%)
      Centamin P.L.C.....................  6,065,603     11,748,394            0.7%
      DS Smith P.L.C.....................  4,938,232     24,079,775            1.4%
      RPC Group P.L.C....................  1,638,321     18,998,878            1.1%
      Other Securities...................                84,422,273            5.1%
                                                     --------------          ------
Total Materials..........................               139,249,320            8.3%
                                                     --------------          ------
Real Estate -- (2.4%)
      Other Securities...................                42,003,507            2.5%
                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................                11,042,463            0.6%
                                                     --------------          ------
Utilities -- (2.0%)
      Pennon Group P.L.C.................  1,994,817     20,358,554            1.2%
      Other Securities...................                13,528,264            0.8%
                                                     --------------          ------
Total Utilities..........................                33,886,818            2.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,666,818,238           99.0%
                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities...................                    28,411            0.0%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.1%)
      Other Securities...................                 2,265,507            0.1%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,669,112,156
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....  4,889,717     56,583,806            3.4%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,690,364,152)..................             $1,725,695,962          102.5%
                                                     ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary............   --    $  337,516,783   --    $  337,516,783
 Consumer Staples..................   --        93,800,268   --        93,800,268
 Energy............................   --        86,242,874   --        86,242,874
 Financials........................   --       233,301,865   --       233,301,865
 Health Care.......................   --        65,429,443   --        65,429,443
 Industrials.......................   --       458,067,980   --       458,067,980
 Information Technology............   --       166,276,917   --       166,276,917
 Materials.........................   --       139,249,320   --       139,249,320
 Real Estate.......................   --        42,003,507   --        42,003,507
 Telecommunication Services........   --        11,042,463   --        11,042,463
 Utilities.........................   --        33,886,818   --        33,886,818
Preferred Stocks...................   --            28,411   --            28,411
Rights/Warrants....................   --         2,265,507   --         2,265,507
Securities Lending Collateral......   --        56,583,806   --        56,583,806
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,725,695,962   --    $1,725,695,962
                                      ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.4%)
   AUSTRIA -- (3.1%)
       ANDRITZ AG....................   310,627 $ 16,241,244            0.4%
       Other Securities..............            122,038,613            2.9%
                                                ------------           -----
   TOTAL AUSTRIA.....................            138,279,857            3.3%
                                                ------------           -----

   BELGIUM -- (4.3%)
       Ackermans & van Haaren NV.....   134,383   18,652,359            0.5%
       Umicore SA....................   412,343   25,063,062            0.6%
       Other Securities..............            147,950,280            3.5%
                                                ------------           -----
   TOTAL BELGIUM.....................            191,665,701            4.6%
                                                ------------           -----

   DENMARK -- (4.5%)
       GN Store Nord A.S.............   826,732   16,756,414            0.4%
       Jyske Bank A.S................   345,747   15,676,272            0.4%
   *   TDC A.S....................... 4,148,072   22,870,392            0.6%
       Other Securities..............            148,738,122            3.5%
                                                ------------           -----
   TOTAL DENMARK.....................            204,041,200            4.9%
                                                ------------           -----

   FINLAND -- (6.5%)
       Amer Sports Oyj...............   641,324   17,449,969            0.4%
       Elisa Oyj.....................   734,075   24,731,862            0.6%
       Huhtamaki Oyj.................   467,536   18,868,806            0.5%
       Kesko Oyj Class B.............   345,206   17,153,261            0.4%
       Nokian Renkaat Oyj............   623,433   20,910,928            0.5%
       Orion Oyj Class B.............   436,647   18,585,395            0.5%
   #*  Outokumpu Oyj................. 3,022,031   21,068,282            0.5%
       Other Securities..............            153,616,179            3.6%
                                                ------------           -----
   TOTAL FINLAND.....................            292,384,682            7.0%
                                                ------------           -----

   FRANCE -- (12.5%)
       Arkema SA.....................   298,145   28,270,807            0.7%
       Edenred.......................   946,779   21,911,853            0.5%
       Eurofins Scientific SE........    38,653   17,565,704            0.4%
       Lagardere SCA.................   619,304   15,771,620            0.4%
       Rexel SA...................... 1,596,995   22,149,109            0.5%
       Rubis SCA.....................   203,675   18,573,358            0.5%
       SEB SA........................   120,657   17,757,736            0.4%
   #   STMicroelectronics NV......... 2,136,887   20,281,219            0.5%
       Teleperformance...............   336,308   35,533,493            0.9%
   *   Ubisoft Entertainment SA......   521,852   17,756,325            0.4%
       Other Securities..............            344,488,930            8.3%
                                                ------------           -----
   TOTAL FRANCE......................            560,060,154           13.5%
                                                ------------           -----

   GERMANY -- (15.4%)
   *   Dialog Semiconductor P.L.C....   382,079   15,026,045            0.4%
       Freenet AG....................   652,809   18,715,461            0.5%
       Gerresheimer AG...............   198,146   14,946,146            0.4%
   #   K+S AG........................   990,931   20,066,101            0.5%
       KION Group AG.................   258,832   15,638,698            0.4%
   *   KUKA AG.......................   135,482   15,374,609            0.4%
       Lanxess AG....................   484,758   31,084,953            0.8%
       LEG Immobilien AG.............   306,750   25,874,994            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
GERMANY -- (Continued)
    MTU Aero Engines AG..........................   249,839 $   26,089,184            0.6%
    Osram Licht AG...............................   343,036     19,483,339            0.5%
*   QIAGEN NV....................................   744,663     18,212,580            0.4%
    Rheinmetall AG...............................   223,411     15,508,712            0.4%
    Stada Arzneimittel AG........................   306,492     15,370,132            0.4%
    Other Securities.............................              439,286,005           10.4%
                                                            --------------           -----
TOTAL GERMANY....................................              690,676,959           16.7%
                                                            --------------           -----
IRELAND -- (1.2%)
    Other Securities.............................               53,214,050            1.3%
                                                            --------------           -----
ISRAEL -- (1.8%)
    Other Securities.............................               82,999,079            2.0%
                                                            --------------           -----
ITALY -- (8.6%)
    Prysmian SpA................................. 1,026,230     25,519,884            0.6%
    Other Securities.............................              358,680,759            8.7%
                                                            --------------           -----
TOTAL ITALY......................................              384,200,643            9.3%
                                                            --------------           -----
NETHERLANDS -- (4.7%)
    Aalberts Industries NV.......................   600,156     18,953,870            0.5%
    Delta Lloyd NV............................... 2,709,093     16,366,532            0.4%
#   Gemalto NV...................................   304,031     16,518,507            0.4%
    Other Securities.............................              158,514,893            3.8%
                                                            --------------           -----
TOTAL NETHERLANDS................................              210,353,802            5.1%
                                                            --------------           -----
NORWAY -- (2.6%)
    Other Securities.............................              118,249,011            2.9%
                                                            --------------           -----
PORTUGAL -- (0.9%)
    Other Securities.............................               41,152,687            1.0%
                                                            --------------           -----
SPAIN -- (5.4%)
    Distribuidora Internacional de Alimentacion
     SA.......................................... 2,929,226     15,645,268            0.4%
    Gamesa Corp. Tecnologica SA.................. 1,203,576     27,788,671            0.7%
    Other Securities.............................              199,203,293            4.7%
                                                            --------------           -----
TOTAL SPAIN......................................              242,637,232            5.8%
                                                            --------------           -----
SWEDEN -- (7.8%)
    Other Securities.............................              348,471,161            8.4%
                                                            --------------           -----
SWITZERLAND -- (12.1%)
    Baloise Holding AG...........................   193,722     23,833,522            0.6%
    Flughafen Zuerich AG.........................   104,871     19,277,802            0.5%
    Georg Fischer AG.............................    22,511     19,958,153            0.5%
    Helvetia Holding AG..........................    36,269     18,869,464            0.5%
#   Logitech International SA....................   650,486     15,732,970            0.4%
    PSP Swiss Property AG........................   201,709     18,048,619            0.4%
    Straumann Holding AG.........................    45,962     17,244,502            0.4%
    Temenos Group AG.............................   318,043     20,539,697            0.5%
    Other Securities.............................              386,994,688            9.2%
                                                            --------------           -----
TOTAL SWITZERLAND................................              540,499,417           13.0%
                                                            --------------           -----
TOTAL COMMON STOCKS..............................            4,098,885,635           98.8%
                                                            --------------           -----

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
    Other Securities.............................               34,254,167            0.9%
                                                            --------------           -----
TOTAL PREFERRED STOCKS...........................               34,254,167            0.9%
                                                            --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...............            $       55,356            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    55,356            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,133,195,158
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund. 30,261,802    350,189,570            8.4%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,879,139,342)............              $4,483,384,728          108.1%
                                                 ==============          ======

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Austria........................         -- $  138,279,857   --    $  138,279,857
 Belgium........................         --    191,665,701   --       191,665,701
 Denmark........................         --    204,041,200   --       204,041,200
 Finland........................         --    292,384,682   --       292,384,682
 France.........................         --    560,060,154   --       560,060,154
 Germany........................ $1,885,545    688,791,414   --       690,676,959
 Ireland........................         --     53,214,050   --        53,214,050
 Israel.........................         --     82,999,079   --        82,999,079
 Italy..........................         --    384,200,643   --       384,200,643
 Netherlands....................         --    210,353,802   --       210,353,802
 Norway.........................         --    118,249,011   --       118,249,011
 Portugal.......................         --     41,152,687   --        41,152,687
 Spain..........................         --    242,637,232   --       242,637,232
 Sweden.........................    124,117    348,347,044   --       348,471,161
 Switzerland....................         --    540,499,417   --       540,499,417
Preferred Stocks
 Germany........................         --     34,254,167   --        34,254,167
Rights/Warrants
 Spain..........................         --         55,356   --            55,356
Securities Lending Collateral...         --    350,189,570   --       350,189,570
                                 ---------- --------------   --    --------------
TOTAL........................... $2,009,662 $4,481,375,066   --    $4,483,384,728
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (7.7%)
    Cineplex, Inc..........................   318,474 $ 12,109,278            1.3%
#   Corus Entertainment, Inc. Class B......   740,938    6,115,100            0.7%
#   Enercare, Inc..........................   509,859    7,366,784            0.8%
#*  IMAX Corp..............................   259,917    7,862,489            0.9%
    Linamar Corp...........................   144,412    5,873,164            0.6%
    Other Securities.......................             49,050,359            5.2%
                                                      ------------           -----
Total Consumer Discretionary...............             88,377,174            9.5%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp..............................   600,036    7,868,958            0.9%
    Premium Brands Holdings Corp...........   132,462    6,410,280            0.7%
    Other Securities.......................             26,731,797            2.8%
                                                      ------------           -----
Total Consumer Staples.....................             41,011,035            4.4%
                                                      ------------           -----
Energy -- (19.2%)
*   Advantage Oil & Gas, Ltd............... 1,100,531    7,425,487            0.8%
#   Enbridge Income Fund Holdings, Inc.....   251,755    6,389,130            0.7%
#   Gibson Energy, Inc.....................   702,339    8,812,619            0.9%
#   Mullen Group, Ltd......................   536,825    7,440,227            0.8%
*   Parex Resources, Inc...................   765,891    8,810,630            0.9%
#   Parkland Fuel Corp.....................   474,825   11,090,932            1.2%
#   Precision Drilling Corp................ 1,736,481    7,741,860            0.8%
*   Raging River Exploration, Inc.......... 1,087,151    8,713,095            0.9%
    ShawCor, Ltd...........................   319,981    8,003,700            0.9%
#   Veresen, Inc........................... 1,597,192   14,467,966            1.6%
#   Whitecap Resources, Inc................ 1,466,035   11,716,913            1.3%
    Other Securities.......................            119,454,762           12.8%
                                                      ------------           -----
Total Energy...............................            220,067,321           23.6%
                                                      ------------           -----
Financials -- (4.8%)
#   Canadian Western Bank..................   441,032    8,368,198            0.9%
#   Home Capital Group, Inc................   325,263    6,438,330            0.7%
    Laurentian Bank of Canada..............   196,746    7,271,080            0.8%
    TMX Group, Ltd.........................   191,063    8,815,991            0.9%
    Other Securities.......................             24,707,351            2.7%
                                                      ------------           -----
Total Financials...........................             55,600,950            6.0%
                                                      ------------           -----
Health Care -- (1.3%)
    Other Securities.......................             14,491,248            1.5%
                                                      ------------           -----
Industrials -- (10.3%)
    MacDonald Dettwiler & Associates, Ltd..   172,507    9,873,527            1.1%
    New Flyer Industries, Inc..............   254,471    7,114,488            0.8%
    Russel Metals, Inc.....................   362,155    5,764,564            0.6%
#   Stantec, Inc...........................   410,229    9,126,395            1.0%
    Toromont Industries, Ltd...............   390,325   11,465,597            1.2%
    TransForce, Inc........................   474,880   10,773,577            1.2%
    Westshore Terminals Investment Corp....   318,149    6,136,222            0.7%
    Other Securities.......................             57,383,009            6.0%
                                                      ------------           -----
Total Industrials..........................            117,637,379           12.6%
                                                      ------------           -----
Information Technology -- (3.1%)
    Other Securities.......................             35,787,691            3.8%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (23.7%)
      Alamos Gold, Inc. Class A..........  1,545,462 $   12,121,272            1.3%
*     B2Gold Corp........................  5,268,073     15,239,039            1.6%
*     Endeavour Mining Corp..............    316,838      6,188,881            0.7%
*     Fortuna Silver Mines, Inc..........    876,406      5,991,682            0.6%
      HudBay Minerals, Inc...............  1,398,004      5,888,856            0.6%
*     IAMGOLD Corp.......................  2,443,241      9,781,707            1.1%
*     Lundin Mining Corp.................  2,567,823     10,050,750            1.1%
#     Methanex Corp......................    267,966      9,739,314            1.0%
*     New Gold, Inc......................  2,668,183     10,523,140            1.1%
      OceanaGold Corp....................  3,061,665      9,358,702            1.0%
      Pan American Silver Corp...........    990,673     15,820,633            1.7%
*     SEMAFO, Inc........................  1,661,946      6,517,435            0.7%
#*    Silver Standard Resources, Inc.....    760,590      8,347,040            0.9%
#     Stella-Jones, Inc..................    204,600      7,260,837            0.8%
      West Fraser Timber Co., Ltd........    213,500      7,309,267            0.8%
      Other Securities...................               131,140,488           14.1%
                                                     --------------          ------
Total Materials..........................               271,279,043           29.1%
                                                     --------------          ------
Real Estate -- (1.6%)
      FirstService Corp..................    160,533      6,504,860            0.7%
      Other Securities...................                12,104,751            1.3%
                                                     --------------          ------
Total Real Estate........................                18,609,611            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities...................                 4,507,968            0.5%
                                                     --------------          ------
Utilities -- (5.6%)
      Algonquin Power & Utilities Corp...  1,173,558     10,368,048            1.1%
      Capital Power Corp.................    523,509      8,059,689            0.9%
#     Northland Power, Inc...............    536,896      9,606,728            1.0%
      Superior Plus Corp.................    702,443      6,253,015            0.7%
      TransAlta Corp.....................  1,446,740      6,374,587            0.7%
      Other Securities...................                23,050,047            2.4%
                                                     --------------          ------
Total Utilities..........................                63,712,114            6.8%
                                                     --------------          ------
TOTAL COMMON STOCKS......................               931,081,534           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............               931,081,534
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund..... 18,505,165    214,141,764           22.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,376,781,398)..................             $1,145,223,298          122.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $ 88,194,376 $    182,798   --    $   88,377,174
 Consumer Staples...............   41,011,035           --   --        41,011,035
 Energy.........................  220,008,340       58,981   --       220,067,321
 Financials.....................   55,600,950           --   --        55,600,950
 Health Care....................   14,491,248           --   --        14,491,248
 Industrials....................  117,637,379           --   --       117,637,379
 Information Technology.........   35,787,691           --   --        35,787,691
 Materials......................  271,278,805          238   --       271,279,043
 Real Estate....................   18,609,611           --   --        18,609,611
 Telecommunication Services.....    4,507,968           --   --         4,507,968
 Utilities......................   63,712,114           --   --        63,712,114
Securities Lending Collateral...           --  214,141,764   --       214,141,764
                                 ------------ ------------   --    --------------
TOTAL                            $930,839,517 $214,383,781   --    $1,145,223,298
                                 ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                                ------     -------    ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
     AMBEV SA ADR............................................  5,984,451 $ 35,308,261            0.7%
     Cielo SA................................................  1,506,864   15,295,240            0.3%
     Other Securities........................................             242,707,051            4.9%
                                                                         ------------           -----
TOTAL BRAZIL.................................................             293,310,552            5.9%
                                                                         ------------           -----

CHILE -- (1.4%)
     Other Securities........................................              73,612,527            1.5%
                                                                         ------------           -----

CHINA -- (14.8%)
     Bank of China, Ltd. Class H............................. 63,274,181   28,354,360            0.6%
     China Construction Bank Corp. Class H................... 69,895,590   51,041,026            1.0%
     China Mobile, Ltd. Sponsored ADR........................    918,178   52,730,963            1.1%
     CNOOC, Ltd. Sponsored ADR...............................    127,716   16,025,804            0.3%
     Industrial & Commercial Bank of China, Ltd. Class H..... 71,229,185   42,754,557            0.9%
     Ping An Insurance Group Co. of China, Ltd. Class H......  4,622,500   24,330,600            0.5%
     Tencent Holdings, Ltd...................................  4,351,400  115,322,199            2.3%
     Other Securities........................................             424,183,224            8.4%
                                                                         ------------           -----
TOTAL CHINA..................................................             754,742,733           15.1%
                                                                         ------------           -----

COLOMBIA -- (0.5%)
     Other Securities........................................              23,941,405            0.5%
                                                                         ------------           -----

CZECH REPUBLIC -- (0.2%)
     Other Securities........................................               9,825,802            0.2%
                                                                         ------------           -----

EGYPT -- (0.2%)
     Other Securities........................................               8,164,964            0.2%
                                                                         ------------           -----

GREECE -- (0.2%)
     Other Securities........................................              12,197,777            0.2%
                                                                         ------------           -----

HUNGARY -- (0.4%)
     Other Securities........................................              19,420,220            0.4%
                                                                         ------------           -----

INDIA -- (12.2%)
     HDFC Bank, Ltd..........................................  1,441,144   27,008,537            0.5%
     Housing Development Finance Corp., Ltd..................  1,095,932   22,624,895            0.5%
     Infosys, Ltd............................................  1,886,232   28,287,791            0.6%
     ITC, Ltd................................................  4,896,443   17,714,670            0.4%
     Reliance Industries, Ltd................................  1,625,226   25,537,646            0.5%
     Tata Consultancy Services, Ltd..........................    720,066   25,774,900            0.5%
     Tata Motors, Ltd........................................  1,952,358   15,521,888            0.3%
     Other Securities........................................             457,000,473            9.1%
                                                                         ------------           -----
TOTAL INDIA..................................................             619,470,800           12.4%
                                                                         ------------           -----

INDONESIA -- (3.2%)
     Astra International Tbk PT.............................. 23,646,410   14,918,699            0.3%
     Bank Central Asia Tbk PT................................ 15,447,700   18,366,468            0.4%
     Other Securities........................................             131,751,393            2.6%
                                                                         ------------           -----
TOTAL INDONESIA..............................................             165,036,560            3.3%
                                                                         ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MALAYSIA -- (3.5%)
    Public Bank Bhd........................................  3,537,614 $ 16,744,498            0.3%
    Tenaga Nasional Bhd....................................  4,375,250   14,949,608            0.3%
    Other Securities.......................................             149,025,914            3.0%
                                                                       ------------           -----
TOTAL MALAYSIA.............................................             180,720,020            3.6%
                                                                       ------------           -----

MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L.................. 46,329,297   30,688,471            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V...............  1,793,669   17,198,383            0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O........  4,609,848   27,194,225            0.6%
#   Grupo Televisa S.A.B. Series CPO.......................  3,356,577   16,490,754            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,054,235   14,921,344            0.3%
    Other Securities.......................................             148,796,657            3.0%
                                                                       ------------           -----
TOTAL MEXICO...............................................             255,289,834            5.1%
                                                                       ------------           -----

PERU -- (0.3%)
    Other Securities.......................................              14,446,744            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.7%)
    Other Securities.......................................              87,260,101            1.7%
                                                                       ------------           -----

POLAND -- (1.4%)
    Other Securities.......................................              73,590,632            1.5%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR.............................  4,944,295   21,319,197            0.4%
    Sberbank of Russia PJSC Sponsored ADR..................  1,818,206   17,220,575            0.4%
    Other Securities.......................................              53,848,767            1.0%
                                                                       ------------           -----
TOTAL RUSSIA...............................................              92,388,539            1.8%
                                                                       ------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  1,637,102   22,493,782            0.5%
    FirstRand, Ltd.........................................  4,730,180   16,961,318            0.3%
    MTN Group, Ltd.........................................  2,516,919   21,739,475            0.4%
    Naspers, Ltd. Class N..................................    370,571   62,063,317            1.2%
    Sasol, Ltd. Sponsored ADR..............................    778,314   21,411,418            0.4%
    Standard Bank Group, Ltd...............................  2,023,352   21,478,453            0.4%
    Steinhoff International Holdings NV....................  3,453,813   18,632,175            0.4%
    Other Securities.......................................             219,673,686            4.5%
                                                                       ------------           -----
TOTAL SOUTH AFRICA.........................................             404,453,624            8.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    Hyundai Motor Co.......................................    175,874   21,472,355            0.4%
    KB Financial Group, Inc................................    441,762   16,352,604            0.3%
    NAVER Corp.............................................     33,801   25,288,736            0.5%
    Samsung Electronics Co., Ltd...........................     97,289  139,155,193            2.8%
    Samsung Electronics Co., Ltd. GDR......................     52,509   36,940,669            0.7%
    SK Hynix, Inc..........................................    705,494   25,233,135            0.5%
    Other Securities.......................................             462,680,857            9.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA..........................................             727,123,549           14.5%
                                                                       ------------           -----

TAIWAN -- (15.0%)
#   Hon Hai Precision Industry Co., Ltd.................... 17,267,653   46,642,722            0.9%
    Largan Precision Co., Ltd..............................    133,860   15,792,148            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808  151,166,887            3.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co.,
       Ltd. Sponsored ADR.....................  1,672,158 $   52,004,114            1.1%
      Other Securities........................               499,242,347           10.0%
                                                          --------------          ------
TOTAL TAIWAN..................................               764,848,218           15.3%
                                                          --------------          ------

THAILAND -- (2.7%)
      PTT PCL.................................  1,634,600     16,160,343            0.3%
      Other Securities........................               121,889,382            2.5%
                                                          --------------          ------
TOTAL THAILAND................................               138,049,725            2.8%
                                                          --------------          ------

TURKEY -- (1.5%)
      Other Securities........................                74,744,642            1.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,792,638,968           95.9%
                                                          --------------          ------

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
      Banco Bradesco SA.......................  2,388,514     25,022,528            0.5%
      Itau Unibanco Holding SA................  4,317,027     51,934,159            1.0%
*     Petroleo Brasileiro SA..................  2,825,761     15,660,311            0.3%
*     Petroleo Brasileiro SA Sponsored ADR....  1,440,006     15,926,466            0.3%
      Vale SA.................................  2,522,202     16,301,074            0.3%
      Other Securities........................                29,792,502            0.7%
                                                          --------------          ------
TOTAL BRAZIL..................................               154,637,040            3.1%
                                                          --------------          ------

CHILE -- (0.0%)
      Other Securities........................                   461,858            0.0%
                                                          --------------          ------

COLOMBIA -- (0.1%)
      Other Securities........................                 5,642,477            0.1%
                                                          --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                   309,189            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................               161,050,564            3.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities........................                   415,149            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   415,149            0.0%
                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................             4,954,104,681
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.......... 12,413,368    143,647,490            2.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,047,616,277).......................             $5,097,752,171          102.0%
                                                          ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Brazil......................... $  293,310,552              --   --    $  293,310,552
 Chile..........................     36,556,767  $   37,055,760   --        73,612,527
 China..........................    123,639,714     631,103,019   --       754,742,733
 Colombia.......................     23,941,405              --   --        23,941,405
 Czech Republic.................             --       9,825,802   --         9,825,802
 Egypt..........................        656,731       7,508,233   --         8,164,964
 Greece.........................             --      12,197,777   --        12,197,777
 Hungary........................             --      19,420,220   --        19,420,220
 India..........................     32,757,639     586,713,161   --       619,470,800
 Indonesia......................      6,392,992     158,643,568   --       165,036,560
 Malaysia.......................             --     180,720,020   --       180,720,020
 Mexico.........................    255,289,834              --   --       255,289,834
 Peru...........................     14,446,744              --   --        14,446,744
 Philippines....................      1,591,367      85,668,734   --        87,260,101
 Poland.........................             --      73,590,632   --        73,590,632
 Russia.........................        880,891      91,507,648   --        92,388,539
 South Africa...................     55,870,231     348,583,393   --       404,453,624
 South Korea....................     24,723,258     702,400,291   --       727,123,549
 Taiwan.........................     61,828,890     703,019,328   --       764,848,218
 Thailand.......................    138,049,725              --   --       138,049,725
 Turkey.........................        592,181      74,152,461   --        74,744,642
Preferred Stocks
 Brazil.........................    154,637,040              --   --       154,637,040
 Chile..........................             --         461,858   --           461,858
 Colombia.......................      5,642,477              --   --         5,642,477
 South Korea....................        309,189              --   --           309,189
Rights/Warrants
 South Korea....................             --         415,149   --           415,149
Securities Lending Collateral...             --     143,647,490   --       143,647,490
Futures Contracts**.............       (265,685)             --   --          (265,685)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,230,851,942  $3,866,634,544   --    $5,097,486,486
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (8.3%)
*   BR Malls Participacoes SA..........  6,998,232 $ 28,019,237            0.5%
    CETIP SA - Mercados Organizados....    945,300   13,288,099            0.3%
*   Cia Siderurgica Nacional SA........  5,779,408   19,445,752            0.4%
    Duratex SA.........................  3,935,733   10,628,452            0.2%
    EDP - Energias do Brasil SA........  3,450,314   16,592,205            0.3%
    Equatorial Energia SA..............  2,273,758   40,560,082            0.7%
    Estacio Participacoes SA...........  3,477,890   20,167,840            0.4%
    Fleury SA..........................    899,506   11,906,055            0.2%
    Localiza Rent a Car SA.............  1,649,975   20,485,122            0.4%
    MRV Engenharia e Participacoes SA..  3,532,380   13,678,013            0.3%
    Multiplan Empreendimentos
     Imobiliarios SA...................    592,100   11,899,503            0.2%
    Odontoprev SA......................  2,908,696   10,934,947            0.2%
    Qualicorp SA.......................  2,415,505   15,543,381            0.3%
*   Rumo Logistica Operadora
     Multimodal SA.....................  6,787,474   15,182,508            0.3%
    Sao Martinho SA....................    661,862   13,181,255            0.3%
    Sul America SA.....................  2,810,065   16,964,268            0.3%
    Totvs SA...........................  1,287,326   11,679,501            0.2%
    Transmissora Alianca de Energia
     Eletrica SA.......................  1,918,518   12,471,569            0.2%
    Other Securities...................             202,885,715            3.5%
                                                   ------------           -----
TOTAL BRAZIL...........................             505,513,504            9.2%
                                                   ------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............  5,731,371   10,171,435            0.2%
    Parque Arauco SA...................  7,641,107   18,948,786            0.4%
    Vina Concha y Toro SA..............  5,623,245    9,803,867            0.2%
    Other Securities...................              60,347,589            1.0%
                                                   ------------           -----
TOTAL CHILE............................              99,271,677            1.8%
                                                   ------------           -----

CHINA -- (12.5%)
#   GCL-Poly Energy Holdings, Ltd...... 80,160,000   10,804,244            0.2%
#   GOME Electrical Appliances
     Holding, Ltd...................... 84,442,000   10,640,930            0.2%
    Kingboard Chemical Holdings, Ltd...  4,301,921   12,716,703            0.2%
    Minth Group, Ltd...................  2,797,000    9,902,300            0.2%
    Shenzhen International Holdings,
     Ltd...............................  7,240,222   11,180,429            0.2%
#   Sunac China Holdings, Ltd.......... 14,681,000   10,019,548            0.2%
    Other Securities...................             698,392,014           12.6%
                                                   ------------           -----
TOTAL CHINA............................             763,656,168           13.8%
                                                   ------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................              10,672,364            0.2%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities...................              18,832,908            0.3%
                                                   ------------           -----

HONG KONG -- (0.1%)
    Other Securities...................               3,501,421            0.1%
                                                   ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................               3,410,822            0.1%
                                                   ------------           -----

INDIA -- (13.6%)
    Arvind, Ltd........................  1,766,630   11,011,026            0.2%
    Berger Paints India, Ltd...........  2,563,663    9,940,850            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.................. 8,408,191 $   10,356,427            0.2%
    TVS Motor Co., Ltd................. 2,133,665     13,107,680            0.2%
    Other Securities...................              787,839,019           14.3%
                                                  --------------           -----
TOTAL INDIA............................              832,255,002           15.1%
                                                  --------------           -----

INDONESIA -- (3.3%)
    Other Securities...................              201,825,238            3.6%
                                                  --------------           -----

MALAYSIA -- (3.9%)
    Other Securities...................              237,523,653            4.3%
                                                  --------------           -----

MEXICO -- (3.1%)
#   Alsea S.A.B. de C.V................ 6,071,804     22,654,019            0.4%
#   Banregio Grupo Financiero S.A.B.
     de C.V............................ 2,236,173     14,657,398            0.3%
    Gentera S.A.B. de C.V.............. 7,327,998     14,453,614            0.3%
#   Grupo Aeroportuario del Centro
     Norte S.A.B. de C.V............... 2,202,376     12,852,340            0.2%
#*  Industrias CH S.A.B. de C.V.
     Series B.......................... 2,280,755     10,775,695            0.2%
    Other Securities...................              115,570,171            2.1%
                                                  --------------           -----
TOTAL MEXICO...........................              190,963,237            3.5%
                                                  --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities...................               97,508,208            1.8%
                                                  --------------           -----

POLAND -- (1.8%)
    Other Securities...................              108,866,211            2.0%
                                                  --------------           -----

SOUTH AFRICA -- (7.0%)
    AVI, Ltd........................... 3,346,741     23,508,782            0.4%
    Barloworld, Ltd.................... 2,216,736     14,318,310            0.3%
#   Clicks Group, Ltd.................. 2,666,173     24,871,462            0.5%
    EOH Holdings, Ltd.................. 1,098,252     13,028,837            0.2%
    Foschini Group, Ltd. (The)......... 1,564,234     16,079,708            0.3%
    Imperial Holdings, Ltd.............   840,996     10,622,362            0.2%
    JSE, Ltd...........................   892,197     10,394,209            0.2%
*   Northam Platinum, Ltd.............. 3,640,843     13,265,319            0.2%
#   Pick n Pay Stores, Ltd............. 2,069,376     10,139,102            0.2%
*   Sappi, Ltd......................... 4,082,585     22,716,560            0.4%
    SPAR Group, Ltd. (The)............. 1,141,280     16,180,895            0.3%
*   Super Group, Ltd................... 3,398,200     10,029,578            0.2%
    Other Securities...................              243,434,810            4.4%
                                                  --------------           -----
TOTAL SOUTH AFRICA.....................              428,589,934            7.8%
                                                  --------------           -----

SOUTH KOREA -- (11.8%)
    Other Securities...................              725,273,437           13.1%
                                                  --------------           -----

TAIWAN -- (13.4%)
    Other Securities...................              818,271,016           14.8%
                                                  --------------           -----

THAILAND -- (3.4%)
    Other Securities...................              209,076,777            3.8%
                                                  --------------           -----

TURKEY -- (1.8%)
    Other Securities...................              111,238,430            2.0%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            5,366,250,007           97.3%
                                                  --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
      Cia Energetica de Minas Gerais.....  3,890,229 $   11,882,748            0.2%
      Cia Paranaense de Energia..........    857,600      9,819,950            0.2%
      Other Securities...................                72,927,385            1.3%
                                                     --------------          ------
TOTAL BRAZIL.............................                94,630,083            1.7%
                                                     --------------          ------

CHILE -- (0.1%)
      Other Securities...................                 3,498,995            0.1%
                                                     --------------          ------

COLOMBIA -- (0.0%)
      Other Securities...................                 2,105,056            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................               100,234,134            1.8%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                   107,121            0.0%
                                                     --------------          ------

BRAZIL -- (0.0%)
      Other Securities...................                     4,731            0.0%
                                                     --------------          ------

CHINA -- (0.0%)
      Other Securities...................                     4,888            0.0%
                                                     --------------          ------

INDIA -- (0.0%)
      Other Securities...................                   498,840            0.0%
                                                     --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                     9,793            0.0%
                                                     --------------          ------

TAIWAN -- (0.0%)
      Other Securities...................                     1,020            0.0%
                                                     --------------          ------

THAILAND -- (0.0%)
      Other Securities...................                     2,151            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   628,544            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             5,467,112,685
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund..... 56,051,755    648,630,910           11.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,926,075,685)..................             $6,115,743,595          110.9%
                                                     ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  505,513,504             --   --    $  505,513,504
 Chile..........................      1,048,175 $   98,223,502   --        99,271,677
 China..........................      1,165,199    762,490,969   --       763,656,168
 Colombia.......................     10,672,364             --   --        10,672,364
 Greece.........................             --     18,832,908   --        18,832,908
 Hong Kong......................             --      3,501,421   --         3,501,421
 Hungary........................             --      3,410,822   --         3,410,822
 India..........................      2,752,926    829,502,076   --       832,255,002
 Indonesia......................      2,884,712    198,940,526   --       201,825,238
 Malaysia.......................         43,667    237,479,986   --       237,523,653
 Mexico.........................    190,963,237             --   --       190,963,237
 Philippines....................             --     97,508,208   --        97,508,208
 Poland.........................             --    108,866,211   --       108,866,211
 South Africa...................      9,109,799    419,480,135   --       428,589,934
 South Korea....................      1,107,997    724,165,440   --       725,273,437
 Taiwan.........................      1,012,253    817,258,763   --       818,271,016
 Thailand.......................    208,832,059        244,718   --       209,076,777
 Turkey.........................             --    111,238,430   --       111,238,430
Preferred Stocks
 Brazil.........................     94,630,083             --   --        94,630,083
 Chile..........................             --      3,498,995   --         3,498,995
 Colombia.......................      2,105,056             --   --         2,105,056
Rights/Warrants
 Australia......................             --        107,121   --           107,121
 Brazil.........................             --          4,731   --             4,731
 China..........................             --          4,888   --             4,888
 India..........................             --        498,840   --           498,840
 South Korea....................             --          9,793   --             9,793
 Taiwan.........................             --          1,020   --             1,020
 Thailand.......................             --          2,151   --             2,151
Securities Lending Collateral...             --    648,630,910   --       648,630,910
Futures Contracts**.............        288,905             --   --           288,905
                                 -------------- --------------   --    --------------
TOTAL........................... $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                 ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,407,685, $362,128,
 $271,364 and $262,488 of securities on loan,
 respectively)....................................................  $20,729,659    $ 9,665,735   $3,107,991   $1,545,386
Temporary Cash Investments at Value & Cost........................      200,994             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $820,520, $370,043, $280,916 and
 $261,799)........................................................      820,651        370,103      280,962      261,843
Segregated Cash for Futures Contracts.............................        6,012          1,176           --           --
Foreign Currencies at Value.......................................           --          9,101        2,507        2,689
Cash..............................................................           --         17,431        1,795          392
Receivables:
  Investment Securities Sold......................................       56,993             --        4,478        6,989
  Dividends, Interest and Tax Reclaims............................       22,805         38,076       19,244        1,409
  Securities Lending Income.......................................          228            158          684          420
  Futures Margin Variation........................................           --             13           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   21,837,342     10,101,793    3,417,661    1,819,128
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      820,496        370,018      280,889      261,796
  Investment Securities Purchased.................................       97,218             --        3,734        1,368
  Due to Advisor..................................................        1,787          1,649          261          134
  Futures Margin Variation........................................          247             --           --           --
Accrued Expenses and Other Liabilities............................        1,026            586          183           94
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      920,774        372,253      285,067      263,392
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $20,916,568    $ 9,729,540   $3,132,594   $1,555,736
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $15,139,595    $ 9,675,856   $2,683,628   $1,595,952
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $     9,131   $    2,500   $    2,692
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $53,170,
 $327,025, $202,280, $212,759 and
 $954,168 of securities on loan,
 respectively)..............................  $1,669,112   $4,133,195   $  931,082    $4,954,105     $5,467,113
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $56,574, $350,137, $214,106, $143,624
 and $648,523)..............................      56,584      350,190      214,142       143,647        648,631
Segregated Cash for Futures Contracts.......          --           --           --         1,298            940
Foreign Currencies at Value.................       5,978        1,645          279        38,502         19,897
Cash........................................       2,698        5,855        4,248         2,268         17,857
Receivables:
  Investment Securities Sold................         936        2,988           55         1,559          3,346
  Dividends, Interest and Tax Reclaims......       4,896        5,730          705         2,882          4,074
  Securities Lending Income.................          93        1,051          375           526          3,868
  Futures Margin Variation..................          --           --           --           149            108
Unrealized Gain on Foreign Currency
 Contracts..................................          --           --            1            --             --
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   1,740,297    4,500,654    1,150,887     5,144,936      6,165,834
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      56,573      350,129      214,100       143,617        648,523
  Investment Securities Purchased...........          --        1,969        3,384         2,758            332
  Due to Advisor............................         148          359           81           424            942
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            5            --             --
Accrued Expenses and Other Liabilities......         111          272           53           406            390
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      56,832      352,729      217,623       147,205        650,187
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,683,465   $4,147,925   $  933,264    $4,997,731     $5,515,647
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,633,790   $3,529,003   $1,162,676    $3,903,992     $5,277,553
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    5,962   $    1,647   $      279    $   38,157     $   20,038
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20, $27,352,
   $5,758 and $1,317, respectively)..........................   $482,647     $ 341,886     $ 52,010     $ 52,135
  Income from Securities Lending.............................      3,444         9,676        5,693        5,042
                                                                --------     ---------     --------     --------
     Total Investment Income.................................    486,091       351,562       57,703       57,177
                                                                --------     ---------     --------     --------
EXPENSES
  Investment Management Fees.................................     19,402        17,844        2,725        1,385
  Accounting & Transfer Agent Fees...........................        954           449          138           78
  Custodian Fees.............................................        190           771          441          250
  Shareholders' Reports......................................         81            38           11            5
  Directors'/Trustees' Fees & Expenses.......................        134            62           19            9
  Professional Fees..........................................        361           265           54           27
  Other......................................................        531           339          104           54
                                                                --------     ---------     --------     --------
     Total Expenses..........................................     21,653        19,768        3,492        1,808
                                                                --------     ---------     --------     --------
  Fees Paid Indirectly (Note C)..............................         --          (212)         (15)         (10)
                                                                --------     ---------     --------     --------
  Net Expenses...............................................     21,653        19,556        3,477        1,798
                                                                --------     ---------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................    464,438       332,006       54,226       55,379
                                                                --------     ---------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.............................    567,193      (261,808)     122,152       (8,246)
    Futures..................................................     21,037         5,988           --           --
    Foreign Currency Transactions............................         --         5,590        2,170          309
    Forward Currency Contracts...............................         --             8          (36)         (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............    (57,128)      (32,753)     214,787      168,801
    Futures..................................................     (3,872)         (852)          --           --
    Translation of Foreign Currency Denominated Amounts......         --          (908)        (688)          22
                                                                --------     ---------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................    527,230      (284,735)     338,385      160,868
                                                                --------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................   $991,668     $  47,271     $392,611     $216,247
                                                                ========     =========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                THE UNITED     THE
                                                 KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                  SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                 COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                  SERIES     SERIES       SERIES       SERIES       SERIES
                                                ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $50, $12,963, $2,757, $15,156 and $12,828,
   respectively)............................... $  79,890   $ 89,305     $ 16,189    $ 110,969     $118,814
  Interest.....................................        --         --           --           55           47
  Income from Securities Lending...............     1,716     14,119        3,503        6,697       38,494
                                                ---------   --------     --------    ---------     --------
     Total Investment Income...................    81,606    103,424       19,692      117,721      157,355
                                                ---------   --------     --------    ---------     --------
EXPENSES
  Investment Management Fees...................     1,820      3,945          747        4,522        9,995
  Accounting & Transfer Agent Fees.............        94        204           37          232          256
  Custodian Fees...............................       106        610           56        1,780        2,557
  Shareholders' Reports........................         8         14            3           18           22
  Directors'/Trustees' Fees & Expenses.........        13         27            5           31           34
  Professional Fees............................        39        183           13          254          171
  Other........................................        76        165           22          172          198
                                                ---------   --------     --------    ---------     --------
     Total Expenses............................     2,156      5,148          883        7,009       13,233
                                                ---------   --------     --------    ---------     --------
  Fees Paid Indirectly (Note C)................       (15)       (36)         (13)         (69)         (69)
                                                ---------   --------     --------    ---------     --------
  Net Expenses.................................     2,141      5,112          870        6,940       13,164
                                                ---------   --------     --------    ---------     --------
  NET INVESTMENT INCOME (LOSS).................    79,465     98,312       18,822      110,781      144,191
                                                ---------   --------     --------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    71,244    122,507      (24,152)    (106,229)     140,851
    Futures....................................        --        687           --        5,752        4,055
    Foreign Currency Transactions..............    (1,277)      (394)         229          975          457
    Forward Currency Contracts.................        --         (5)          --           (4)        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (469,059)    27,064      135,836      512,891      400,224
    Futures....................................        --         19           --         (266)         289
    Translation of Foreign Currency
     Denominated Amounts.......................      (215)       (32)          (6)         207          586
                                                ---------   --------     --------    ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......  (399,307)   149,846      111,907      413,326      546,346
                                                ---------   --------     --------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(319,842)  $248,158     $130,729    $ 524,107     $690,537
                                                =========   ========     ========    =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                        THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                 SERIES                 VALUE SERIES           COMPANY SERIES
                                        ------------------------  -----------------------  ----------------------
                                            YEAR         YEAR        YEAR         YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                          OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                            2016         2015        2016         2015        2016        2015
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   464,438  $   413,724  $  332,006  $   313,826  $   54,226  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     567,193      858,150    (261,808)     244,684     122,152      69,828
    Futures............................      21,037          (43)      5,988           --          --          --
    Foreign Currency
     Transactions......................          --           --       5,590       (5,879)      2,170      (1,869)
    Forward Currency Contracts.........          --           --           8           --         (36)         --
    In-Kind Redemptions................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     (57,128)  (1,018,426)    (32,753)  (1,034,230)    214,787      85,013
    Futures............................      (3,872)          --        (852)          --          --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --        (908)         654        (688)        382
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................     991,668      253,405      47,271     (480,945)    392,611     223,748
                                        -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions........................   1,812,211    1,769,181   1,394,282    1,070,207     224,138     102,092
  Withdrawals..........................    (981,368)  (1,305,211)   (939,918)    (705,023)   (115,843)   (199,561)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     830,843      463,970     454,364      365,184     108,295     (97,469)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,822,511      717,375     501,635     (115,761)    500,906     126,279
NET ASSETS
  Beginning of Year....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                        -----------  -----------  ----------  -----------  ----------  ----------
  End of Year.......................... $20,916,568  $19,094,057  $9,729,540  $ 9,227,905  $3,132,594  $2,631,688
                                        ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,379  $   54,891  $   79,465   $   71,555  $   98,312  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     (8,246)    (15,143)     71,244       82,685     122,507     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        309        (913)     (1,277)         144        (394)     (1,002)
    Forward Currency Contracts............        (18)         --          --           --          (5)         --
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    168,801    (224,570)   (469,059)        (104)     27,064      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         22         (13)       (215)          86         (32)        (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    216,247    (167,721)   (319,842)     196,659     248,158     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    137,711     119,899     112,811       12,907     441,553     454,912
  Withdrawals.............................    (26,496)   (177,690)   (193,617)    (121,351)   (195,529)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    111,215     (57,791)    (80,806)    (108,444)    246,024     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    327,462    (225,512)   (400,648)      88,215     494,182     501,466
NET ASSETS
  Beginning of Year.......................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,555,736  $1,228,274  $1,683,465   $2,084,113  $4,147,925  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES            SERIES             SMALL CAP SERIES
                                           -------------------  ----------------------  ----------------------
                                             YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2016       2015       2016        2015        2016        2015
                                           --------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 18,822  $  19,902  $  110,781  $  101,691  $  144,191  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........  (24,152)    (9,138)   (106,229)    (99,010)    140,851      49,962
    Futures...............................       --         --       5,752       2,478       4,055          --
    Foreign Currency Transactions.........      229        149         975      (2,204)        457      (4,548)
    Forward Currency Contracts............       --         --          (4)         --        (116)         --
    In-Kind Redemptions...................       --      8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  135,836   (228,267)    512,891    (686,412)    400,224    (693,734)
    Futures...............................       --         --        (266)         --         289          --
    Translation of Foreign Currency
     Denominated Amounts..................       (6)        11         207         (95)        586        (241)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  130,729   (209,301)    524,107    (683,552)    690,537    (514,372)
                                           --------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................  187,903     20,480     471,019   1,463,845     448,086     792,529
  Withdrawals.............................   (8,500)   (37,476)   (400,950)   (562,189)   (521,283)   (301,288)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............  179,403    (16,996)     70,069     901,656     (73,197)    491,241
                                           --------  ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  310,132   (226,297)    594,176     218,104     617,340     (23,131)
NET ASSETS
  Beginning of Year.......................  623,132    849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                           --------  ---------  ----------  ----------  ----------  ----------
  End of Year............................. $933,264  $ 623,132  $4,997,731  $4,403,555  $5,515,647  $4,898,307
                                           ========  =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                            THE U.S. LARGE CAP VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............        4.75%         1.32%        15.67%        35.68%       18.31%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $20,916,568   $19,094,057   $18,376,682   $14,838,988  $10,589,152
Ratio of Expenses to
 Average Net Assets......        0.11%         0.11%         0.11%         0.11%        0.12%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.39%         2.20%         1.90%         1.98%        2.15%
Portfolio Turnover Rate..          15%           16%           15%           15%          10%
---------------------------------------------------------------------------------------------

                                          THE DFA INTERNATIONAL VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............       (0.10)%       (5.35)%       (0.72)%       28.18%        3.17%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $ 9,729,540   $ 9,227,905   $ 9,343,666   $ 8,792,130  $ 7,238,249
Ratio of Expenses to
 Average Net Assets......        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly).............        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................        3.72%         3.31%         4.50%         3.20%        3.75%
Portfolio Turnover Rate..          17%           21%           17%           15%          14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      14.53%       9.04%       2.46%      30.62%       0.54%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate......................................         10%          6%          9%         16%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate......................................         10%          7%           7%           9%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (15.82)%       9.95%       1.22%      37.42%      23.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets......................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate......................................         15%          10%          8%         17%          6%
--------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.10%       9.81%      (2.25)%      43.67%       2.29%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate......................................          9%         14%         13%          13%          9%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                         THE CANADIAN SMALL COMPANY SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      20.77%     (25.00)%      (3.83)%       5.71%      (2.51)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $  933,264  $  623,132   $  849,429   $  741,204  $  689,086
Ratio of Expenses to
 Average Net Assets.......       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.52%       2.73%        2.42%        2.99%       2.29%
Portfolio Turnover Rate...          8%         18%           5%          14%         22%
-----------------------------------------------------------------------------------------

                                            THE EMERGING MARKETS SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      11.44%     (14.86)%       1.74%        6.99%       4.55%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,997,731  $4,403,555   $4,185,451   $3,766,160  $2,913,307
Ratio of Expenses to
 Average Net Assets.......       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.45%       2.39%        2.51%        2.38%       2.55%
Portfolio Turnover Rate...          5%          9%           5%           4%          5%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                            THE EMERGING MARKETS SMALL CAP SERIES
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Total Return....................      14.45%      (9.42)%       5.60%       9.41%       7.19%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average
 Net Assets.....................       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)...............       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income
 to Average Net Assets..........       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate.........         18%         18%           9%         11%         13%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS



A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, The Emerging Markets Series and Emerging Markets Small Cap Series had significant transfers of securities with a total value of $334,768 and $554,874 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      The U.S. Large Cap Value
                        Series...................... 0.10%
                      The DFA International Value
                        Series...................... 0.20%
                      The Japanese Small Company
                        Series...................... 0.10%
                      The Asia Pacific Small
                        Company Series.............. 0.10%
                      The United Kingdom Small
                        Company Series.............. 0.10%
                      The Continental Small Company
                        Series...................... 0.10%
                      The Canadian Small Company
                        Series...................... 0.10%
                      The Emerging Markets Series... 0.10%
                      The Emerging Markets Small
                        Cap Series.................. 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
         -                                                  ----------
         The DFA International Value Series................    $212
         The Japanese Small Company Series.................      15
         The Asia Pacific Small Company Series.............      10
         The United Kingdom Small Company Series...........      15
         The Continental Small Company Series..............      36
         The Canadian Small Company Series.................      13
         The Emerging Markets Series.......................      69
         The Emerging Markets Small Cap Series.............      69

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $478
       The DFA International Value Series..........................  321
       The Japanese Small Company Series...........................   75
       The Asia Pacific Small Company Series.......................   39
       The United Kingdom Small Company Series.....................   50
       The Continental Small Company Series........................   95
       The Canadian Small Company Series...........................   23
       The Emerging Markets Series.................................  122
       The Emerging Markets Small Cap Series.......................   97

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        The U.S. Large Cap Value Series........... $4,375,099 $2,884,283
        The DFA International Value Series........  2,247,033  1,472,195
        The Japanese Small Company Series.........    435,288    279,916
        The Asia Pacific Small Company Series.....    305,915    130,653
        The United Kingdom Small Company Series...    317,512    275,930
        The Continental Small Company Series......    698,769    338,855
        The Canadian Small Company Series.........    264,983     63,519
        The Emerging Markets Series...............    408,207    255,204
        The Emerging Markets Small Cap Series.....    921,870    872,555

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series........... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series........  10,045,899   1,179,180   (1,189,241)      (10,061)
The Japanese Small Company Series.........   2,964,544     692,022     (267,614)      424,408
The Asia Pacific Small Company Series.....   1,857,750     330,139     (380,660)      (50,521)
The United Kingdom Small Company Series...   1,690,364     319,739     (284,407)       35,332
The Continental Small Company Series......   3,879,139   1,155,725     (551,479)      604,246
The Canadian Small Company Series.........   1,376,781     117,905     (349,463)     (231,558)
The Emerging Markets Series...............   4,047,616   1,441,316     (391,180)    1,050,136
The Emerging Markets Small Cap Series.....   5,926,076   1,151,901     (962,233)      189,668

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                                              UNREALIZED
                                                EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                       ------------------------ ---------- --------- -------- ---------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                     -------    -----      ------
                                                                     $23,320    $(852)     $1,176
                                                                     =======    =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Series.............   Index(R)                   12/16/16     649    $29,319     $(266)     $1,298
                                                                       -------     -----      ------
                                                                       $29,319     $(266)     $1,298
                                                                       =======     =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Small Cap Series...   Index(R)                   12/16/16     470    $21,232     $289        $940
                                                                       -------     ----        ----
                                                                       $21,232     $289        $940
                                                                       =======     ====        ====

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                    FORWARD
                                                   CURRENCY
                                                   CONTRACTS FUTURES
                                                   --------- --------
           The U.S. Large Cap Value Series........     --    $108,242
           The DFA International Value Series*....   $402      58,270
           The Asia Pacific Small Company Series*.    341          --
           The Canadian Small Company Series*.....    114          --
           The Emerging Markets Series*...........    141      22,025
           The Emerging Markets Small Cap Series..     --      21,122

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The Emerging Markets Small Cap Series.............         289           289

                                                    LIABILITY DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The U.S. Large Cap Value Series...................      (3,872)       (3,872)
 The DFA International Value Series................        (852)         (852)
 The Emerging Markets Series.......................        (266)         (266)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $21,037         --    $21,037
     The DFA International Value Series......   5,996      $   8      5,988
     The Japanese Small Company Series.......     (36)       (36)        --
     The Asia Pacific Small Company Series...     (18)       (18)        --
     The Continental Small Company Series....     682         (5)       687
     The Emerging Markets Series.............   5,748         (4)     5,752
     The Emerging Markets Small Cap Series...   3,939       (116)     4,055

                                                  CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $(3,872)        --    $(3,872)
     The DFA International Value Series......    (852)        --       (852)
     The Continental Small Company Series....      19         --         19
     The Emerging Markets Series.............    (266)        --       (266)
     The Emerging Markets Small Cap Series...     289         --        289

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                              AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                           INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                           ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...........     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series........     0.96%         6,426         14          2         40,666
The Japanese Small Company Series.........     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.....     1.07%           120         11         --            188
The United Kingdom Small Company Series...     1.02%         3,099         17          1         18,012
The Continental Small Company Series......     1.10%         8,539         14          4         33,487
The Canadian Small Company Series.........     1.12%         1,826          1         --          1,826
The Emerging Markets Series...............     1.06%        11,513         33         11         27,055
The Emerging Markets Small Cap Series.....     1.04%        16,966         30         16         92,715

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The U.S. Large Cap Value Series......... $259,866  $167,106       $ 13,371
The DFA International Value Series......  100,986   137,382        (50,541)
The Japanese Small Company Series.......   42,370    46,367          3,752
The Asia Pacific Small Company Series...   29,585    29,869           (873)
The Continental Small Company Series....   36,654    49,457          1,095
The Canadian Small Company Series.......   29,808    29,863          1,183
The Emerging Markets Series.............    4,946     5,107           (252)
The Emerging Markets Small Cap Series...    4,788     6,157            876

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                        MARKET  OVERINVESTED
                                                        VALUE       CASH
                                                       -------- ------------
    The U.S. Large Cap Value Series................... $631,247       --
    The DFA International Value Series................   21,237       --
    The Japanese Small Company Series.................    8,397       --
    The Asia Pacific Small Company Series.............   22,601       --
    The Continental Small Company Series..............    4,118       --
    The Canadian Small Company Series.................       --    $(529)
    The Emerging Markets Series.......................   88,488       --
    The Emerging Markets Small Cap Series.............  382,300       --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Rights/Warrants.... $820,651,306     --         --         --    $820,651,306
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE JAPANESE SMALL COMPANY SERIES
 Common Stocks..................... $280,961,564     --         --         --    $280,961,564
THE ASIA PACIFIC SMALL COMPANY SERIES
 Common Stocks..................... $261,843,149     --         --         --    $261,843,149
THE UNITED KINGDOM SMALL COMPANY SERIES
 Common Stocks..................... $ 56,583,806     --         --         --    $ 56,583,806
THE CONTINENTAL SMALL COMPANY SERIES
 Common Stocks, Rights/Warrants.... $350,189,570     --         --         --    $350,189,570
THE CANADIAN SMALL COMPANY SERIES
 Common Stocks..................... $214,141,764     --         --         --    $214,141,764
THE EMERGING MARKETS SERIES
 Common Stocks..................... $143,647,490     --         --         --    $143,647,490
THE EMERGING MARKETS SMALL CAP SERIES
 Common Stocks..................... $648,630,910     --         --         --    $648,630,910

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
 10/31/06               $10,000                    $10,000
 11/30/06                10,734                     10,743
 12/31/06                11,114                     11,227
 01/31/07                11,289                     11,108
 02/28/07                11,356                     11,043
 03/31/07                11,951                     11,481
 04/30/07                12,908                     12,025
 05/31/07                13,893                     12,609
 06/30/07                14,292                     13,200
 07/31/07                14,974                     13,897
 08/31/07                14,496                     13,601
 09/30/07                15,804                     15,103
 10/31/07                17,545                     16,788
 11/30/07                16,271                     15,597
 12/31/07                16,251                     15,652
 01/31/08                14,640                     13,699
 02/29/08                15,228                     14,710
 03/31/08                14,720                     13,932
 04/30/08                15,859                     15,062
 05/31/08                16,002                     15,342
 06/30/08                14,145                     13,811
 07/31/08                13,872                     13,290
 08/31/08                12,690                     12,229
 09/30/08                10,502                     10,089
 10/31/08                 7,244                      7,328
 11/30/08                 6,697                      6,776
 12/31/08                 7,524                      7,305
 01/31/09                 6,847                      6,833
 02/28/09                 6,266                      6,447
 03/31/09                 7,353                      7,374
 04/30/09                 8,800                      8,601
 05/31/09                10,786                     10,071
 06/30/09                10,654                      9,935
 07/31/09                12,089                     11,052
 08/31/09                12,184                     11,013
 09/30/09                13,312                     12,012
 10/31/09                12,999                     12,027
 11/30/09                13,833                     12,544
 12/31/09                14,524                     13,039
 01/31/10                13,702                     12,312
 02/28/10                13,813                     12,355
 03/31/10                15,031                     13,353
 04/30/10                15,133                     13,514
 05/31/10                13,554                     12,326
 06/30/10                13,640                     12,235
 07/31/10                14,908                     13,254
 08/31/10                14,641                     12,997
 09/30/10                16,405                     14,441
 10/31/10                16,971                     14,860
 11/30/10                16,428                     14,468
 12/31/10                17,799                     15,500
 01/31/11                17,244                     15,080
 02/28/11                16,965                     14,939
 03/31/11                17,944                     15,818
 04/30/11                18,590                     16,308
 05/31/11                17,887                     15,880
 06/30/11                17,523                     15,636
 07/31/11                17,384                     15,567
 08/31/11                15,625                     14,176
 09/30/11                12,826                     12,109
 10/31/11                14,516                     13,713
 11/30/11                13,785                     12,799
 12/31/11                13,295                     12,645
 01/31/12                15,145                     14,079
 02/29/12                16,069                     14,922
 03/31/12                15,384                     14,424
 04/30/12                14,889                     14,252
 05/31/12                13,244                     12,653
 06/30/12                13,847                     13,142
 07/31/12                13,765                     13,398
 08/31/12                13,961                     13,354
 09/30/12                14,863                     14,159
 10/31/12                14,675                     14,073
 11/30/12                14,843                     14,252
 12/31/12                15,930                     14,949
 01/31/13                16,192                     15,155
 02/28/13                15,927                     14,965
 03/31/13                15,796                     14,707
 04/30/13                15,938                     14,818
 05/31/13                15,489                     14,438
 06/30/13                14,189                     13,518
 07/31/13                14,470                     13,660
 08/31/13                14,169                     13,425
 09/30/13                15,219                     14,298
 10/31/13                15,913                     14,993
 11/30/13                15,537                     14,774
 12/31/13                15,386                     14,560
 01/31/14                14,317                     13,615
 02/28/14                14,638                     14,066
 03/31/14                15,295                     14,497
 04/30/14                15,401                     14,546
 05/31/14                16,032                     15,053
 06/30/14                16,456                     15,453
 07/31/14                16,772                     15,752
 08/31/14                17,150                     16,107
 09/30/14                15,753                     14,913
 10/31/14                15,739                     15,089
 11/30/14                15,483                     14,930
 12/31/14                14,769                     14,241
 01/31/15                14,652                     14,327
 02/28/15                15,179                     14,770
 03/31/15                14,758                     14,560
 04/30/15                16,226                     15,680
 05/31/15                15,509                     15,052
 06/30/15                15,022                     14,661
 07/31/15                13,824                     13,645
 08/31/15                12,573                     12,411
 09/30/15                12,157                     12,038
 10/31/15                12,914                     12,896
 11/30/15                12,416                     12,393
 12/31/15                12,046                     12,117
 01/31/16                11,375                     11,331
 02/29/16                11,446                     11,312
 03/31/16                13,139                     12,809
 04/30/16                13,494                     12,879
 05/31/16                12,624                     12,398
 06/30/16                13,318                     12,894
 07/31/16                14,160                     13,543           Past performance is not predictive of
 08/31/16                14,425                     13,879           future performance.
 09/30/16                14,632                     14,058           The returns shown do not reflect the
 10/31/16                14,954                     14,091           deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              15.80%      0.60%      4.11%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         9.27%
         MSCI Emerging Markets Small Cap Index.         4.78%
         MSCI Emerging Markets Value Index.....         8.60%
         MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------

              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND
   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 15.80% for the Fund and 9.27% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Fund's relative performance. The Fund held a lesser allocation to China, which underperformed, and a larger allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,108.20    0.16%    $0.85
Hypothetical 5% Annual Return........... $1,000.00 $1,024.33    0.16%    $0.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  16.8%
              Financials...................................  29.6%
              Health Care..................................   0.5%
              Industrials..................................   9.2%
              Information Technology.......................   8.0%
              Materials....................................  15.2%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Banco do Brasil SA.................  11,814,302 $  108,408,805            0.7%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.............  13,256,844     78,079,156            0.5%
    Kroton Educacional SA..............  13,035,605     64,932,995            0.4%
*   Petroleo Brasileiro SA.............  12,763,637     74,534,522            0.5%
*   Petroleo Brasileiro SA Sponsored
     ADR...............................  22,735,012    265,317,590            1.6%
#   Vale SA Sponsored ADR..............  16,396,265    113,462,154            0.7%
    Other Securities...................                357,181,075            2.0%
                                                    --------------           -----
TOTAL BRAZIL...........................              1,061,916,297            6.4%
                                                    --------------           -----

CHILE -- (1.5%)
    Other Securities...................                256,066,436            1.5%
                                                    --------------           -----

CHINA -- (14.1%)
    Agricultural Bank of China, Ltd.
     Class H........................... 188,329,000     79,224,525            0.5%
    Bank of China, Ltd. Class H........ 535,573,817    240,000,782            1.5%
    China Construction Bank Corp.
     Class H........................... 692,941,101    506,017,971            3.1%
    China Petroleum & Chemical Corp.
     ADR...............................   1,158,578     83,904,204            0.5%
#   China Unicom Hong Kong, Ltd. ADR...   7,246,321     84,926,882            0.5%
    CNOOC, Ltd......................... 117,592,000    147,962,957            0.9%
    Industrial & Commercial Bank of
     China, Ltd. Class H............... 372,912,996    223,837,040            1.4%
    Other Securities...................              1,040,193,122            6.1%
                                                    --------------           -----
TOTAL CHINA............................              2,406,067,483           14.5%
                                                    --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................                 34,189,337            0.2%
                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities...................                 42,272,990            0.3%
                                                    --------------           -----

GREECE -- (0.0%)
    Other Securities...................                  7,063,890            0.0%
                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................                    679,848            0.0%
                                                    --------------           -----

HUNGARY -- (0.6%)
    OTP Bank P.L.C.....................   2,918,488     81,788,121            0.5%
    Other Securities...................                 18,500,396            0.1%
                                                    --------------           -----
TOTAL HUNGARY..........................                100,288,517            0.6%
                                                    --------------           -----

INDIA -- (13.1%)
    Axis Bank, Ltd.....................  10,438,329     76,215,999            0.5%
    ICICI Bank, Ltd. Sponsored ADR.....  16,081,202    133,313,164            0.8%
    Reliance Industries, Ltd...........  19,870,744    312,234,750            1.9%
    Tata Motors, Ltd...................  15,010,621    119,339,370            0.7%
    Other Securities...................              1,597,583,381            9.5%
                                                    --------------           -----
TOTAL INDIA............................              2,238,686,664           13.4%
                                                    --------------           -----

INDONESIA -- (3.1%)
    Bank Mandiri Persero Tbk PT........  95,456,931     84,083,115            0.5%
    Other Securities...................                446,507,146            2.7%
                                                    --------------           -----
TOTAL INDONESIA........................                530,590,261            3.2%
                                                    --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        PERCENTAGE
                                             SHARES       VALUE++     OF NET ASSETS**
                                             ------       -------     ---------------
MALAYSIA -- (3.4%)
    Other Securities......................             $  577,744,389            3.5%
                                                       --------------           -----

MEXICO -- (5.1%)
*   Cemex S.A.B. de C.V. Sponsored ADR....  13,493,350    117,122,279            0.7%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR...................   1,633,336    156,261,255            0.9%
#   Grupo Financiero Banorte S.A.B. de
     C.V. Class O.........................  21,258,812    125,409,107            0.8%
    Grupo Mexico S.A.B. de C.V. Series B..  36,736,533     90,184,389            0.6%
    Other Securities......................                385,259,751            2.3%
                                                       --------------           -----
TOTAL MEXICO..............................                874,236,781            5.3%
                                                       --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities......................                191,803,333            1.2%
                                                       --------------           -----

POLAND -- (1.5%)
#   Polski Koncern Naftowy Orlen SA.......   3,609,126     71,505,205            0.4%
    Other Securities......................                191,714,537            1.2%
                                                       --------------           -----
TOTAL POLAND..............................                263,219,742            1.6%
                                                       --------------           -----

RUSSIA -- (2.2%)
    Gazprom PJSC Sponsored ADR............  61,401,592    264,756,173            1.5%
    Lukoil PJSC Sponsored ADR.............   1,526,223     74,239,014            0.4%
    Other Securities......................                 29,810,325            0.3%
                                                       --------------           -----
TOTAL RUSSIA..............................                368,805,512            2.2%
                                                       --------------           -----

SOUTH AFRICA -- (7.1%)
    Barclays Africa Group, Ltd............   5,579,767     64,750,119            0.4%
    MTN Group, Ltd........................  10,762,518     92,959,482            0.6%
    Sasol, Ltd............................   3,802,484    105,005,545            0.6%
    Standard Bank Group, Ltd..............  16,569,484    175,889,757            1.1%
    Steinhoff International Holdings NV...  24,951,223    134,603,568            0.8%
    Other Securities......................                632,956,606            3.7%
                                                       --------------           -----
TOTAL SOUTH AFRICA........................              1,206,165,077            7.2%
                                                       --------------           -----

SOUTH KOREA -- (14.1%)
    Hana Financial Group, Inc.............   3,086,346     88,276,195            0.5%
    Hyundai Motor Co......................   1,517,445    185,263,981            1.1%
    KB Financial Group, Inc. ADR..........   3,020,559    111,700,272            0.7%
    Kia Motors Corp.......................   2,442,082     86,715,201            0.5%
#   LG Electronics, Inc...................   1,692,217     70,543,997            0.4%
    POSCO.................................     533,590    111,025,370            0.7%
    POSCO Sponsored ADR...................   1,449,591     75,306,252            0.5%
    Shinhan Financial Group Co., Ltd......   3,520,728    134,682,551            0.8%
    SK Innovation Co., Ltd................     752,489     99,053,339            0.6%
    Other Securities......................              1,442,859,087            8.6%
                                                       --------------           -----
TOTAL SOUTH KOREA.........................              2,405,426,245           14.4%
                                                       --------------           -----

TAIWAN -- (14.0%)
#   First Financial Holding Co., Ltd...... 144,043,234     75,453,806            0.5%
#   Fubon Financial Holding Co., Ltd......  92,306,471    130,605,137            0.8%
    Mega Financial Holding Co., Ltd....... 129,885,796     88,800,916            0.6%
#   Pegatron Corp.........................  24,483,998     65,929,943            0.4%
#   United Microelectronics Corp.......... 216,382,681     80,538,501            0.5%
    Other Securities......................              1,956,054,996           11.6%
                                                       --------------           -----
TOTAL TAIWAN..............................              2,397,383,299           14.4%
                                                       --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
THAILAND -- (3.3%)
      PTT PCL............................ 21,629,500 $   213,838,331            1.3%
      Other Securities...................                349,702,709            2.1%
                                                     ---------------          ------
TOTAL THAILAND...........................                563,541,040            3.4%
                                                     ---------------          ------

TURKEY -- (1.4%)
      Other Securities...................                240,781,051            1.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS......................             15,766,928,192           94.7%
                                                     ---------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
*     Petroleo Brasileiro SA............. 28,867,973     159,985,728            1.0%
#*    Petroleo Brasileiro SA Sponsored
       ADR............................... 22,867,709     252,916,862            1.5%
      Vale SA............................ 23,147,649     149,604,010            0.9%
#     Vale SA Sponsored ADR.............. 10,365,717      66,755,217            0.4%
      Other Securities...................                 90,363,373            0.5%
                                                     ---------------          ------
TOTAL BRAZIL.............................                719,625,190            4.3%
                                                     ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities...................                 14,779,867            0.1%
                                                     ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,768,449            0.0%
                                                     ---------------          ------
TOTAL PREFERRED STOCKS...................                736,173,506            4.4%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                     35,001            0.0%
                                                     ---------------          ------
INDIA -- (0.0%)
      Other Securities...................                    850,210            0.0%
                                                     ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,582,912            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS....................                  2,468,123            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............             16,505,569,821
                                                     ---------------

                                                         VALUE+
                                                         ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund..... 51,188,093     592,348,611            3.6%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $18,135,039,268).................             $17,097,918,432          102.7%
                                                     ===============          ======

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,061,916,297              --   --    $ 1,061,916,297
 Chile..........................     68,522,696 $   187,543,740   --        256,066,436
 China..........................    222,507,491   2,183,559,992   --      2,406,067,483
 Colombia.......................     34,189,337              --   --         34,189,337

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
 Czech Republic.................             --  $    42,272,990   --    $    42,272,990
 Greece.........................             --        7,063,890   --          7,063,890
 Hong Kong......................             --          679,848   --            679,848
 Hungary........................             --      100,288,517   --        100,288,517
 India.......................... $  166,309,441    2,072,377,223   --      2,238,686,664
 Indonesia......................      5,419,169      525,171,092   --        530,590,261
 Malaysia.......................         13,467      577,730,922   --        577,744,389
 Mexico.........................    874,236,781               --   --        874,236,781
 Philippines....................             --      191,803,333   --        191,803,333
 Poland.........................             --      263,219,742   --        263,219,742
 Russia.........................     10,015,478      358,790,034   --        368,805,512
 South Africa...................    137,638,609    1,068,526,468   --      1,206,165,077
 South Korea....................    293,776,615    2,111,649,630   --      2,405,426,245
 Taiwan.........................     35,243,272    2,362,140,027   --      2,397,383,299
 Thailand.......................    563,411,706          129,334   --        563,541,040
 Turkey.........................             --      240,781,051   --        240,781,051
Preferred Stocks
 Brazil.........................    719,625,190               --   --        719,625,190
 Colombia.......................     14,779,867               --   --         14,779,867
 South Korea....................      1,768,449               --   --          1,768,449
Rights/Warrants
 Australia......................             --           35,001   --             35,001
 India..........................             --          850,210   --            850,210
 South Korea....................             --        1,582,912   --          1,582,912
Securities Lending Collateral...             --      592,348,611   --        592,348,611
Futures Contracts**.............       (394,528)              --   --           (394,528)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $905,952 of securities on loan)*.... $16,505,570
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $592,251).......................................     592,349
Segregated Cash for Futures Contracts...............................       4,653
Foreign Currencies at Value.........................................     123,200
Cash................................................................       2,187
Receivables:
 Investment Securities Sold.........................................      21,989
 Dividends, Interest and Tax Reclaims...............................       1,885
 Securities Lending Income..........................................       2,395
 Futures Margin Variation...........................................          57
                                                                     -----------
     Total Assets...................................................  17,254,285
                                                                     -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...................................     592,234
 Due to Advisor.....................................................       1,406
 Line of Credit.....................................................      11,747
Accrued Expenses and Other Liabilities..............................       1,391
                                                                     -----------
     Total Liabilities..............................................     606,778
                                                                     -----------
NET ASSETS.......................................................... $16,647,507
                                                                     ===========
Investments at Cost................................................. $17,542,788
                                                                     ===========
Foreign Currencies at Cost.......................................... $   123,360
                                                                     ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

 INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $54,517............. $  400,123
  Interest........................................................         24
  Income from Securities Lending..................................     30,547
                                                                   ----------
      Total Investment Income.....................................    430,694
                                                                   ----------
 EXPENSES
  Investment Management Fees......................................     14,975
  Accounting & Transfer Agent Fees................................        818
  Custodian Fees..................................................      6,604
  Shareholders' Reports...........................................         63
  Directors'/Trustees' Fees & Expenses............................        103
  Professional Fees...............................................        590
  Other...........................................................        687
                                                                   ----------
      Total Expenses..............................................     23,840
                                                                   ----------
  Fees Paid Indirectly (Note C)...................................       (198)
                                                                   ----------
  Net Expenses....................................................     23,642
                                                                   ----------
  NET INVESTMENT INCOME (LOSS)....................................    407,052
                                                                   ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...................................    (88,448)
    Futures.......................................................     11,480
    Foreign Currency Transactions.................................      3,671
    Forward Currency Contracts....................................         93
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................  1,983,912
    Futures.......................................................       (395)
    Translation of Foreign Currency Denominated Amounts...........         48
                                                                   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,910,361
                                                                   ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,317,413
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2016         2015
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   407,052  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     (88,448)    (413,376)
    Futures.............................................................      11,480           --
    Foreign Currency Transactions.......................................       3,764       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   1,983,912   (3,319,869)
    Futures.............................................................        (395)          --
    Translation of Foreign Currency Denominated Amounts.................          48          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   2,317,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,192,055    1,713,486
  Withdrawals...........................................................  (1,950,019)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (757,964)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,559,449   (3,839,459)
NET ASSETS
  Beginning of Year.....................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Year........................................................... $16,647,507  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         -----------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                             2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................................          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund had significant transfers of securities with a total value of $995,531 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $508 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2016, expenses reduced were $198 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Fund transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        Dimensional Emerging Markets Value Fund... $1,868,316 $1,845,183

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund... $18,135,039  $2,483,785  $(3,520,905)  $(1,037,120)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded.

Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                                  UNREALIZED
                                    EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                   DESCRIPTION         DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ------------------- ---------- --------- -------- ---------- ----------
Dimensional
  Emerging
  Markets       MINI MSCI Emerging
  Value Fund...   Markets Index(R)   12/16/16     650    $29,364    $(395)     $4,653
                                                         -------    -----      ------
                                                         $29,364    $(395)     $4,653
                                                         =======    =====      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016:

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS FUTURES
                                                     --------- -------
          Dimensional Emerging Markets Value Fund *.   $682    $50,910

* The Fund had derivative activity during the period but it did not have open forward positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        Dimensional Emerging Markets Value
          Fund.............................      $(395)        $(395)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2016:

            DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
            ---------------   --------------------------------------
            Equity contracts  Net Realized Gain (Loss) on: Futures
                              Change in Unrealized Appreciation
                                (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ----------------------------------------
                                                                              FORWARD
                                                              EQUITY         CURRENCY
                                               TOTAL         CONTRACTS       CONTRACTS
                                                 -------     ---------       ---------
     Dimensional Emerging Markets Value Fund. $11,573         $11,480           $93

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              -----------------------------
                                                              EQUITY
                                               TOTAL         CONTRACTS
                                                 -------     ---------
     Dimensional Emerging Markets Value Fund. $  (395)        $  (395)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.01%       $25,340         51        $39       $152,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Fund's available line of credit was utilized.

   At October 31, 2016, the Fund had loans outstanding in the amount of $11,747 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                PURCHASES SALES  REALIZED GAIN (LOSS)
 ---------                                --------- ------ --------------------
 Dimensional Emerging Markets Value Fund.   6,642   11,567        1,955

I. SECURITIES LENDING:

   As of October 31, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $421,691 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2016
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Common Stocks, Preferred Stocks........ $592,348,611     --         --         --    $592,348,611

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements, and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and                               investment companies   University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Distinguished Service Professor of Economics,
Trustee of DFAITC and DEM     DFAITC-Since 1992                             University of Chicago Booth School of Business
The University of Chicago     DEM-Since 1993                                (since 1965). Member and Chair, Competitive
Booth School of Business                                                    Markets Advisory Council, Chicago Mercantile
5807 S. Woodlawn Avenue                                                     Exchange (futures trading exchange) (since
Chicago, IL 60637                                                           2004). Trustee, Harbor Fund (registered
1939                                                                        investment company) (29 Portfolios) (since 1994).
                                                                            Formerly, Member of the Board of Milwaukee
                                                                            Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001).
P.O. Box 208200                                                             Consultant to Morningstar Inc. (since 2006).
New Haven, CT 06520-8200                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
1943                                                                        (sofware Products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Centruy Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013). Director of
                                                               Dimensional Funds plc and Dimensional Funds II
                                                               plc (since November 2013).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors
                                                               Canada ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1966                                                           DC Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).
-----------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive
                                                        for Vanguard (2004-June 2011).
-----------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-----------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel
                                                        for AllianceBernstein L.P. (2006-2012).
-----------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director
1972                                                    and Vice President of Dimensional Japan Ltd
                                                        (since February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April
                                                        2016), Vice President of Dimensional Fund
                                                        Advisors Pte Ltd. (since June 2016), Head of
                                                        Global Institutional Services for Dimensional Fund
                                                        Advisors LP (since January 2014). Formerly, Vice
                                                        President of Dimensional Fund Advisors Canada
                                                        ULC (December 2010-February 2016); Head of
                                                        Institutional, North America (March 2012 to
                                                        December 2013) and Head of Portfolio
                                                        Management (January 2006 to March 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2011-March 2013); Vice President
                                                        at MullinTBG (2005-2011).
-----------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2010-March 2014).
-----------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2003-March 2014).
-----------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2002-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-----------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January
                                                        2014-January 2015); Analyst, Research (July
                                                        2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd. Chief
                                                                Compliance Officer and Chief Privacy Officer of
                                                                Dimensional Fund Advisors Canada ULC, Chief
                                                                Compliance Officer of Dimensional Fund Advisors
                                                                Pte. Ltd. Formerly, Vice President and Global
                                                                Chief Compliance Officer for Dimensional
                                                                SmartNest (US) LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
-------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund Advisors
                                                                Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
-------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
-------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
-------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior Manager
                                                                of Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director
                                                                of Mutual Fund Analysis at Morningstar (January
                                                                2008-May 2012).
-------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).
-------------------------------------------------------------------------------------------------------------------

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since
                                                                 April 2016). Formerly, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP (September 2004-
                                                                 January 2012).
--------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors
                                                                 LP (August 2011-January 2014); Senior Vice
                                                                 President of First Trust Advisors L.P. (2007-July
                                                                 2011).
--------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US)
                                                                 LLC (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior
1975                                                             Trader for Dimensional Fund Advisors LP (since
                                                                 2012). Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd.,
                                                                 Dimensional Hong Kong Limited, Dimensional
                                                                 Cayman Commodity Fund I Ltd., Dimensional
                                                                 Fund Advisors Canada ULC, Dimensional Fund
                                                                 Advisors Pte. Ltd, DFA Australia Ltd. Formerly,
                                                                 interim Chief Financial Officer and interim
                                                                 Treasurer (April 2016-September 2016), and
                                                                 Controller (August 2015-September 2016) of all
                                                                 the DFA Entities); Vice President of T. Rowe Price
                                                                 Group, Inc. and Director of Investment Treasury
                                                                 and Treasurer of the T. Rowe Price Funds (March
                                                                 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President    Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors
                                                           LP (April 2006-January 2016).
--------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors
                                                           LP (August 2011-January 2014); Associate at
                                                           Andrews Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice
                                                           President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director
                                                           and Vice President of Dimensional Hong Kong
                                                           Limited and Dimensional Fund Advisors Pte. Ltd.
                                                           (until February 2015).
--------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (January 2015-Present). Formerly, Portfolio
                                                        Manager (January 2013-January 2015) and
                                                        Investment Associate (October 2011-January
                                                        2013) for Dimensional Fund Advisors LP;
                                                        Investment Banking Associate at Morgan Stanley
                                                        (August 2010-September 2011).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-
                                                        January 2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional
                                                        SmartNest (US) LLC (July 2012-November 2014).
-----------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                    Vice President-Global Operations at Janus
                                                        Capital Group (2005-2011).
-----------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
-----------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
-----------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January
                                                        2015) for Dimensional Fund Advisors LP; Vice
                                                        President and Tax Manager, North America
                                                        (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors
                                                        LP (January 2009-January 2014).
----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014)
                                                        and Senior Associate (2011) for Dimensional
                                                        Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager
                                                        for Wells Capital Management (October 2004-
                                                        September 2011).
----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2013-January 2016); Managing
                                                        Director, Client Services, Charles Schwab
                                                        (December 2009-August 2013).
----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January
                                                        2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------

                                           TERM OF OFFICE/1/
 NAME AND YEAR OF                            AND LENGTH OF
       BIRTH              POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008-2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President and Deputy Chief Compliance
1961                 Deputy Chief                               Officer of all the DFA Entities. Deputy Chief
                     Compliance Officer                         Compliance Officer of Dimensional Fund Advisors
                                                                LP (since December 2012). Formerly, Chief
                                                                Compliance Officer of Wellington Management
                                                                Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities,
1974                                                            Dimensional Cayman Commodity Fund I Ltd., and
                                                                Dimensional Fund Advisors Canada ULC (since
                                                                April 2016). Deputy General Counsel, Funds
                                                                (since 2011).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities, Dimensional Fund Advisors
                     Officer              Investment Officer    Canada ULC, and Dimensional Japan Ltd.
                                          since 2014            Director of Dimensional Funds plc and
                                                                Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016            Vice President of all the DFA Entities. Formerly,
1980                                                            Senior Compliance Officer for Dimensional Fund
                                                                Advisors LP (July 2014-January 2016); Vice
                                                                President Regional Head of Investment
                                                                Compliance, Asia, PIMCO Asia Private Limited
                                                                (July 2012-July 2014); Country Compliance
                                                                Officer, Janus Capital, Singapore Private Limited
                                                                (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009            Vice President of all the DFA Entities. Portfolio
1973                                                            Manager for Dimensional Fund Advisors LP
                                                                (since July 2005).
--------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010            Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors
                                                                LP (2012-January 2013); Senior Consultant (June
                                                                2011-December 2011) and Senior Investment
                                                                Analyst and Consultant (July 2008-June 2011) at
                                                                Hewitt EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present).
                                                        Formerly, Portfolio Manager (April 2014-January
                                                        2015) and Investment Associate for Dimensional
                                                        Fund Advisors LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP.
                                                        Formerly, Manager, Advisor Benchmarking (April
                                                        2012-December 2014) for Dimensional Fund
                                                        Advisors LP; Senior Manager, Research and
                                                        Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and
                                                        General Counsel for Relentless (March 2014-
                                                        January 2015); Vice President of all the DFA
                                                        Entities (January 2013-March 2014); Counsel for
                                                        Dimensional Fund Advisors LP (January 2009-
                                                        March 2014).
------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                    Australia Limited, Dimensional Fund Advisors Ltd.
                                                        and Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012)
                                                        for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data (January
                                                         2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics
                                                         and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January
                                                         2012) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
-----------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January
                                                         2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
-----------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors
                                                         LP (since January 2015). Formerly, Portfolio
                                                         Manager (January 2012-January 2015) and
                                                         Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
-----------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
-----------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2011-January 2016); Sales
                                                         Executive, Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors
                                                         LP (September 2014-January 2016); Vice
                                                         President of Marketing, Forward Management/
                                                         Salient (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December
                                                         2015) and Manager, Corporate Systems for
                                                         Dimensional Fund Advisors LP (January 2011-
                                                         September 2012).
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund
                                                         Advisors LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011).
-----------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016)
                                                         and Senior Associate (January 2011-December
                                                         2013).for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January
                                                         2013-June 2014); Head of Operations for
                                                         Vericimetry Advisors LLC (July 2011-December
                                                         2012).
-----------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August
                                                         2006-October 2011).
-----------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP.
                                                      Formerly, Senior Manager, Recruiting (December
                                                      2012-June 2014) for Dimensional Fund Advisors
                                                      LP; Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund
                                                      Advisors LP (November 2011-January 2016);
                                                      Senior Associate, PricewaterhouseCoopers LP
                                                      (July 2009-November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio...........................       10%          24%           66%        --        --          100%          --
US Large Cap Equity Portfolio........      100%          --            --         --        --          100%         100%
U.S. Large Cap Value Portfolio.......       36%          --            64%        --        --          100%         100%
U.S. Targeted Value Portfolio........       24%           3%           73%        --        --          100%         100%
U.S. Small Cap Value Portfolio.......       20%          --            80%        --        --          100%         100%
U.S. Core Equity 1 Portfolio.........       62%          --            38%        --        --          100%         100%
U.S. Core Equity 2 Portfolio.........       49%          --            51%        --        --          100%         100%
U.S. Vector Equity Portfolio.........       33%          --            67%        --        --          100%         100%
U.S. Small Cap Portfolio.............       21%          --            79%        --        --          100%         100%
U.S. Micro Cap Portfolio.............       14%          --            86%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio..      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio...........................       57%          --            43%        --        --          100%         100%
Japanese Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio...........................       46%          --            54%        --        --          100%         100%
Continental Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio...........................       66%          --            34%        --        --          100%         100%
International Vector Equity
 Portfolio...........................       89%          --            11%        --        --          100%         100%
World ex U.S. Value Portfolio........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**.........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio...........................     --         12%        --         --       100%       100%
US Large Cap Equity Portfolio........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio.........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio.........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio.............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio.............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
Large Cap International Portfolio....    100%        --          6%       100%      100%       100%
International Core Equity Portfolio..    100%        --          6%       100%      100%       100%
International Small Company
 Portfolio...........................    100%        --          6%       100%      100%       100%
Japanese Small Company
 Portfolio...........................    100%        --          9%       100%      100%       100%
Asia Pacific Small Company
 Portfolio...........................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio...........................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio...........................    100%        --         10%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio................    100%        --          2%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
DFA International Small Cap Value
 Portfolio...........................    100%        --          6%       100%      100%       100%
International Vector Equity
 Portfolio...........................    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**.........................    100%        --          9%       100%      100%       100%

                                                                                                                   QUALIFYING
                                                                                                                      FOR
                                            NET                                                                    CORPORATE
                                        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       98%          --             2%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       88%           2%           10%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       75%          --            25%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy
 Portfolio............................       97%           1%            2%        --        --          100%         100%
Dimensional Investment Group
 Inc..................................      100%          --            --         --        --          100%         100%
DFA International Value Portfolio.....       72%          --            28%        --        --          100%         100%
U.S. Large Company Portfolio..........       10%          24%           66%        --        --          100%           0%

                                                                                             QUALIFYING
                                                                                               SHORT-
                                       QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                        DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.   INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World ex U.S. Core Equity
 Portfolio**..........................    100%        --          6%       100%      100%       100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          4%        54%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          3%        53%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          3%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy
 Portfolio............................    100%        24%        --         --       100%       100%
Dimensional Investment Group
 Inc..................................    100%        --          5%       100%      100%       100%
DFA International Value Portfolio.....    100%        --         --         --       100%       100%
U.S. Large Company Portfolio..........      0%        12%        --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-001A
                                                                     00185755

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)   Audit Fees
              Fiscal Year Ended October 31, 2016: $19,576
              Fiscal Year Ended October 31, 2015: $20,393

   (b)   Audit-Related Fees

              Fees for Registrant    Fiscal Year Ended October 31, 2016: $1,642
                                     Fiscal Year Ended October 31, 2015: $1,566

   For fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                     Fiscal Year Ended October 31, 2016: $187,500
                                     Fiscal Year Ended October 31, 2015: $172,000

   For the fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)   Tax Fees

              Fees for Registrant    Fiscal Year Ended October 31, 2016: $4,609
                                     Fiscal Year Ended October 31, 2015: $5,628

   Tax Fees included, for the fiscal years ended October 31, 2016 and October 31, 2015, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)   All Other Fees

                Fees for Registrant    Fiscal Year Ended October 31, 2016: $0
                                       Fiscal Year Ended October 31, 2015: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)   Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A.   General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B.   Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E.   Amendment; Annual Review

       1.   The Committee may amend these procedures from time to time.

       2.   These procedures shall be reviewed annually by the Committee.

       F.   Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2016 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g)  Aggregate Non-Audit Fees
               Fiscal Year Ended October 31, 2016: $1,408,203
               Fiscal Year Ended October 31, 2015: $1,485,185

    (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Aliansce Shopping Centers SA(B23FNB7)                           635,800 $  3,342,332    0.0%
*   Aliansce Shopping Centers SA(BDCWJC9)                           161,014      855,009    0.0%
*   B2W Cia Digital                                                 193,900      952,491    0.0%
    Banco Alfa de Investimento SA                                    55,600       78,732    0.0%
    Banco Bradesco SA                                               152,713    1,518,040    0.0%
    Banco do Brasil SA                                           11,814,302  108,408,805    0.7%
    Banco Santander Brasil SA                                       612,818    5,049,221    0.0%
#   Banco Santander Brasil SA ADR                                    17,200      140,696    0.0%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       13,256,844   78,079,156    0.5%
*   Brasil Brokers Participacoes SA                               1,311,600      739,624    0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas             80,384      260,895    0.0%
    BTG Pactual Group                                               154,433      786,681    0.0%
*   Cia Siderurgica Nacional SA                                   4,212,685   14,174,260    0.1%
    Cosan SA Industria e Comercio                                 1,053,036   14,159,243    0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,585,517   12,075,284    0.1%
    Direcional Engenharia SA                                      1,814,261    3,137,444    0.0%
    Duratex SA                                                    3,863,326   10,432,917    0.1%
    Embraer SA                                                      838,858    4,507,022    0.0%
    Embraer SA ADR                                                  404,349    8,649,025    0.1%
    Estacio Participacoes SA                                        287,131    1,665,036    0.0%
    Eternit SA                                                      314,302      152,622    0.0%
    Even Construtora e Incorporadora SA                           5,186,430    7,214,207    0.1%
    Ez Tec Empreendimentos e Participacoes SA                     1,216,737    6,300,958    0.0%
    Fibria Celulose SA                                            1,760,576   14,086,814    0.1%
    Fibria Celulose SA Sponsored ADR                              3,113,211   24,843,424    0.2%
    GAEC Educacao SA                                                 67,900      287,171    0.0%
#   Gafisa SA ADR                                                 2,278,791    3,554,914    0.0%
    Gerdau SA                                                     1,919,263    4,870,310    0.0%
#   Gerdau SA Sponsored ADR                                      14,092,350   48,336,761    0.3%
    Guararapes Confeccoes SA                                         58,200    1,203,748    0.0%
    Helbor Empreendimentos SA(B28RS68)                            1,331,389      846,717    0.0%
*   Helbor Empreendimentos SA(BD87RD5)                              360,349      224,654    0.0%
    Hypermarcas SA                                                  471,782    3,955,165    0.0%
*   International Meal Co. Alimentacao SA                           284,000      524,048    0.0%
    Iochpe Maxion SA                                              1,312,412    6,660,738    0.1%
    JBS SA                                                       13,093,875   39,831,305    0.2%
*   JHSF Participacoes SA                                         1,088,374      593,287    0.0%
    Kepler Weber SA                                                  12,200       72,046    0.0%
    Kroton Educacional SA                                        13,035,605   64,932,995    0.4%
*   Log-in Logistica Intermodal SA                                   41,540       45,678    0.0%
*   Magnesita Refratarios SA                                        643,250    4,566,430    0.0%
*   Marisa Lojas SA                                                   6,200       15,053    0.0%
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      980,876    0.0%
    MRV Engenharia e Participacoes SA                             6,723,424   26,034,311    0.2%
    Paranapanema SA                                               3,320,843    1,789,427    0.0%
*   PDG Realty SA Empreendimentos e Participacoes                       762          693    0.0%
*   Petroleo Brasileiro SA                                       12,763,637   74,534,522    0.5%
*   Petroleo Brasileiro SA Sponsored ADR                         22,735,012  265,317,590    1.6%
    Porto Seguro SA                                                 693,081    6,572,544    0.0%
    QGEP Participacoes SA                                         1,408,166    2,435,174    0.0%
    Rodobens Negocios Imobiliarios SA                               247,016      402,407    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
BRAZIL -- (Continued)
*   Rumo Logistica Operadora Multimodal SA                         2,036,465 $    4,555,251    0.0%
    Santos Brasil Participacoes SA                                 1,106,000      1,046,404    0.0%
    Sao Carlos Empreendimentos e Participacoes SA                     56,800        534,724    0.0%
    SLC Agricola SA                                                1,041,391      5,158,017    0.0%
    Sul America SA                                                 1,863,922     11,252,436    0.1%
*   Technos SA                                                        39,400         58,754    0.0%
    Tecnisa SA                                                     2,638,200      2,041,464    0.0%
    TPI -- Triunfo Participacoes e Investimentos SA                  445,500        495,465    0.0%
*   Usinas Siderurgicas de Minas Gerais SA                           524,300      1,448,724    0.0%
    Vale SA                                                        5,757,434     39,825,859    0.2%
#   Vale SA Sponsored ADR                                         16,396,265    113,462,154    0.7%
    Via Varejo SA(B7VY430)                                           167,924        197,279    0.0%
    Via Varejo SA(BGSHPP4)                                           572,559      1,641,264    0.0%
                                                                             --------------    ---
TOTAL BRAZIL                                                                  1,061,916,297    6.4%
                                                                             --------------    ---
CHILE -- (1.5%)
    Besalco SA                                                       344,907        157,104    0.0%
    CAP SA                                                           785,957      5,514,246    0.0%
    Cementos BIO BIO SA                                              665,307        638,060    0.0%
    Cencosud SA                                                   11,043,156     36,005,129    0.2%
    Cencosud SA ADR                                                   56,591        559,685    0.0%
*   Cia Sud Americana de Vapores SA                               94,343,951      1,933,431    0.0%
    Cristalerias de Chile SA                                         264,624      2,693,687    0.0%
    Embotelladora Andina SA Class A ADR                                2,797         62,793    0.0%
*   Empresa Nacional de Telecomunicaciones SA                        103,786      1,113,239    0.0%
    Empresas CMPC SA                                              19,454,112     42,128,505    0.3%
    Empresas COPEC SA                                              2,818,239     28,434,746    0.2%
    Empresas Hites SA                                              1,868,082      1,435,206    0.0%
*   Empresas La Polar SA                                           3,788,140        169,034    0.0%
    Enersis Americas SA                                           11,808,224      1,992,649    0.0%
    Enersis Americas SA Sponsored ADR                              3,867,792     33,533,757    0.2%
    Enersis Chile SA(BYMLZD6)                                     59,192,430      5,981,835    0.0%
    Enersis Chile SA(29278D105)                                    4,598,985     22,856,955    0.2%
    Grupo Security SA                                              1,183,304        415,127    0.0%
    Inversiones Aguas Metropolitanas SA                            5,210,913      9,487,655    0.1%
    Itau CorpBanca                                               606,187,352      5,491,484    0.0%
*   Latam Airlines Group SA                                        2,156,062     20,760,433    0.1%
#*  Latam Airlines Group SA Sponsored ADR                          1,200,157     11,509,506    0.1%
    Masisa SA                                                     44,072,542      3,241,385    0.0%
    PAZ Corp. SA                                                   2,201,345      1,794,057    0.0%
    Ripley Corp. SA                                               12,474,248      7,800,761    0.1%
    Salfacorp SA                                                   2,945,496      2,393,668    0.0%
    Sigdo Koppers SA                                                  76,067        104,798    0.0%
    Sociedad Matriz SAAM SA                                       53,163,678      4,524,332    0.0%
    Socovesa SA                                                    5,821,469      1,855,033    0.0%
*   Tech Pack SA                                                     626,034        335,037    0.0%
    Vina Concha y Toro SA                                            655,652      1,143,099    0.0%
                                                                             --------------    ---
TOTAL CHILE                                                                     256,066,436    1.5%
                                                                             --------------    ---
CHINA -- (14.1%)
    361 Degrees International, Ltd.                                8,736,000      3,279,739    0.0%
    Agile Group Holdings, Ltd.                                    19,562,999     10,844,390    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
    Agricultural Bank of China, Ltd. Class H                     188,329,000 $ 79,224,525    0.5%
    Air China, Ltd. Class H                                          844,000      554,536    0.0%
*   Aluminum Corp. of China, Ltd. ADR                                 69,621      655,830    0.0%
    AMVIG Holdings, Ltd.                                           5,381,100    1,809,502    0.0%
#*  Angang Steel Co., Ltd. Class H                                 9,484,640    4,856,793    0.0%
#   Anhui Conch Cement Co., Ltd. Class H                             862,500    2,383,878    0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                          672,863      144,010    0.0%
#*  Anton Oilfield Services Group                                  2,824,000      376,737    0.0%
*   Anxin-China Holdings, Ltd.                                     6,152,000       57,272    0.0%
#   Asia Cement China Holdings Corp.                               6,993,000    1,737,801    0.0%
#*  Asian Citrus Holdings, Ltd.                                    4,633,000      358,427    0.0%
    AVIC International Holdings, Ltd. Class H                      3,214,000    1,810,701    0.0%
    Bank of China, Ltd. Class H                                  535,573,817  240,000,782    1.5%
    Bank of Chongqing Co., Ltd. Class H                              257,500      206,334    0.0%
    Bank of Communications Co., Ltd. Class H                      56,202,574   42,718,080    0.3%
    Baoye Group Co., Ltd. Class H                                  2,809,120    2,171,475    0.0%
    BBMG Corp. Class H                                            10,001,000    3,650,273    0.0%
    Beijing Capital International Airport Co., Ltd. Class H        2,137,599    2,237,160    0.0%
    Beijing Capital Land, Ltd. Class H                             9,861,060    3,795,088    0.0%
    Beijing Enterprises Holdings, Ltd.                             2,490,500   12,447,098    0.1%
    Beijing North Star Co., Ltd. Class H                           2,614,000      878,766    0.0%
#   Boer Power Holdings, Ltd.                                        581,000      232,829    0.0%
    Bosideng International Holdings, Ltd.                          6,554,000      590,554    0.0%
    BYD Electronic International Co., Ltd.                         5,288,136    4,160,627    0.0%
    C C Land Holdings, Ltd.                                       17,923,286    4,760,117    0.0%
    Carrianna Group Holdings Co., Ltd.                             3,880,391      365,455    0.0%
    CECEP COSTIN New Materials Group, Ltd.                           132,000       10,212    0.0%
    Central China Real Estate, Ltd.                                8,352,350    1,823,709    0.0%
    Century Sunshine Group Holdings, Ltd.                         13,215,000      459,531    0.0%
*   CGN Meiya Power Holdings Co., Ltd.                               888,000      128,840    0.0%
    Changshouhua Food Co., Ltd.                                       91,000       46,878    0.0%
*   Chigo Holding, Ltd.                                           35,856,000      507,630    0.0%
#   China Aerospace International Holdings, Ltd.                  26,134,000    3,360,271    0.0%
*   China Agri-Industries Holdings, Ltd.                          16,165,500    6,317,455    0.1%
    China Aoyuan Property Group, Ltd.                             13,729,000    3,229,009    0.0%
    China BlueChemical, Ltd. Class H                               8,278,878    1,600,323    0.0%
    China Cinda Asset Management Co., Ltd. Class H                55,738,000   20,024,025    0.1%
    China CITIC Bank Corp., Ltd. Class H                          33,762,112   21,774,226    0.1%
#*  China Coal Energy Co., Ltd. Class H                           26,001,000   14,719,901    0.1%
    China Communications Construction Co., Ltd. Class H           15,837,327   17,390,218    0.1%
    China Communications Services Corp., Ltd. Class H             22,865,071   13,566,926    0.1%
    China Construction Bank Corp. Class H                        692,941,101  506,017,971    3.1%
    China Dongxiang Group Co., Ltd.                                1,995,000      390,456    0.0%
*   China Dredging Environment Protection Holdings, Ltd.           1,312,000       71,675    0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       11,906    0.0%
    China Everbright Bank Co., Ltd. Class H                       11,021,000    5,024,755    0.0%
    China Everbright, Ltd.                                         6,037,869   11,807,399    0.1%
#   China Evergrande Group                                        15,074,000    9,922,235    0.1%
*   China Fiber Optic Network System Group, Ltd.                   3,598,000      324,748    0.0%
    China Financial Services Holdings, Ltd.                        1,250,000      104,687    0.0%
    China Galaxy Securities Co., Ltd. Class H                      2,526,500    2,398,609    0.0%
*   China Glass Holdings, Ltd.                                     7,524,000      871,540    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
CHINA -- (Continued)
    China Harmony New Energy Auto Holding, Ltd.                     154,000 $    71,165    0.0%
*   China High Precision Automation Group, Ltd.                     429,000      12,653    0.0%
    China High Speed Transmission Equipment Group Co., Ltd.       8,618,000   8,910,361    0.1%
#   China Hongqiao Group, Ltd.                                    8,667,000   7,744,739    0.1%
*   China Huiyuan Juice Group, Ltd.                               1,144,983     423,043    0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                        99,400     118,272    0.0%
*   China ITS Holdings Co., Ltd.                                  5,486,147     409,130    0.0%
    China Jinmao Holdings Group, Ltd.                            43,994,580  12,130,950    0.1%
*   China Longevity Group Co., Ltd.                               1,152,649      38,196    0.0%
#*  China Lumena New Materials Corp.                             52,602,000          --    0.0%
#   China Merchants Land, Ltd.                                    9,082,000   1,284,805    0.0%
#   China Merchants Port Holdings Co., Ltd.                       6,645,333  17,180,997    0.1%
#*  China Metal Recycling Holdings, Ltd.                          3,259,800          --    0.0%
    China Minsheng Banking Corp., Ltd. Class H                    8,918,500  10,147,611    0.1%
#*  China Modern Dairy Holdings, Ltd.                             5,636,000   1,225,844    0.0%
#   China National Building Material Co., Ltd. Class H           33,746,000  15,399,220    0.1%
#   China National Materials Co., Ltd. Class H                   15,468,000   3,501,113    0.0%
#*  China New Town Development Co., Ltd.                         11,705,522     586,217    0.0%
#*  China Ocean Resources Co., Ltd.                               1,059,646   1,396,457    0.0%
*   China Oil & Gas Group, Ltd.                                   2,300,000     174,543    0.0%
#   China Oilfield Services, Ltd. Class H                         1,094,000   1,049,995    0.0%
*   China Oriental Group Co., Ltd.                                   26,000         729    0.0%
*   China Overseas Grand Oceans Group, Ltd.                       3,747,000   1,375,840    0.0%
    China Petroleum & Chemical Corp. ADR                          1,158,578  83,904,204    0.5%
    China Petroleum & Chemical Corp. Class H                     86,403,575  62,487,102    0.4%
*   China Properties Group, Ltd.                                  5,400,000   1,318,047    0.0%
#   China Railway Construction Corp., Ltd. Class H                7,973,514   9,967,071    0.1%
    China Railway Group, Ltd. Class H                               899,000     692,990    0.0%
#*  China Rare Earth Holdings, Ltd.                              11,564,600     833,321    0.0%
#   China Resources Cement Holdings, Ltd.                         7,204,000   2,908,972    0.0%
    China Resources Land, Ltd.                                    1,826,000   4,534,928    0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                         796,000     223,005    0.0%
    China SCE Property Holdings, Ltd.                             7,494,000   2,289,116    0.0%
#*  China Shanshui Cement Group, Ltd.                            19,122,000   5,024,624    0.0%
    China Shenhua Energy Co., Ltd. Class H                       16,208,000  33,602,776    0.2%
    China Shineway Pharmaceutical Group, Ltd.                        43,000      44,186    0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,353,200   2,073,006    0.0%
#   China South City Holdings, Ltd.                               8,590,000   1,900,670    0.0%
*   China Starch Holdings, Ltd.                                  18,995,000     413,136    0.0%
*   China Taifeng Beddings Holdings, Ltd.                           640,000      16,711    0.0%
#   China Travel International Investment Hong Kong, Ltd.        22,775,631   6,563,016    0.1%
#   China Unicom Hong Kong, Ltd. ADR                              7,246,321  84,926,882    0.5%
*   China Vanadium Titano--Magnetite Mining Co., Ltd.             3,880,000     159,469    0.0%
    China XLX Fertiliser, Ltd.                                       52,000      13,853    0.0%
#*  China Yurun Food Group, Ltd.                                  6,534,000   1,041,799    0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  9,613,500   3,079,741    0.0%
#   China Zhongwang Holdings, Ltd.                               17,992,954   8,306,648    0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H             12,864,000   1,521,983    0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H            16,650,000   9,964,412    0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000     168,357    0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                     80,000      22,029    0.0%
    CIFI Holdings Group Co., Ltd.                                 4,408,000   1,296,726    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
#   CIMC Enric Holdings, Ltd.                                        442,000 $    184,672    0.0%
*   CITIC Dameng Holdings, Ltd.                                    1,221,000       66,829    0.0%
*   CITIC Resources Holdings, Ltd.                                11,446,000    1,428,360    0.0%
    CITIC, Ltd.                                                   32,338,483   46,404,801    0.3%
    Citychamp Watch & Jewellery Group, Ltd.                        7,621,108    2,099,639    0.0%
    Clear Media, Ltd.                                                243,000      237,975    0.0%
    CNOOC, Ltd.                                                  117,592,000  147,962,957    0.9%
    CNOOC, Ltd. Sponsored ADR                                        270,443   33,935,188    0.2%
    Comba Telecom Systems Holdings, Ltd.                           5,140,683      911,478    0.0%
#*  Comtec Solar Systems Group, Ltd.                               4,588,000      215,533    0.0%
    Concord New Energy Group, Ltd.                                15,560,000      779,050    0.0%
*   Coolpad Group, Ltd.                                            5,720,600      994,542    0.0%
    Cosco International Holdings, Ltd.                             5,650,000    2,620,265    0.0%
    COSCO SHIPPING Ports, Ltd.                                    16,799,491   16,655,177    0.1%
*   Coslight Technology International Group Co., Ltd.                212,000      152,390    0.0%
    Country Garden Holdings Co., Ltd.                             13,765,800    7,143,995    0.1%
#   CPMC Holdings, Ltd.                                              579,000      302,423    0.0%
*   DaChan Food Asia, Ltd.                                         3,195,000      299,609    0.0%
    Dah Chong Hong Holdings, Ltd.                                  3,819,000    1,597,253    0.0%
*   Daphne International Holdings, Ltd.                            2,812,000      369,124    0.0%
#   Dongfang Electric Corp., Ltd. Class H                            471,600      364,729    0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        15,434,000   16,086,512    0.1%
*   Dongyue Group, Ltd.                                            2,979,000      394,675    0.0%
#*  Dynasty Fine Wines Group, Ltd.                                 9,228,600      321,282    0.0%
    Embry Holdings, Ltd.                                             539,000      256,999    0.0%
    EVA Precision Industrial Holdings, Ltd.                        2,530,000      276,766    0.0%
*   Evergreen International Holdings, Ltd.                         1,609,000      188,576    0.0%
    Fantasia Holdings Group Co., Ltd.                             21,565,015    2,799,132    0.0%
#   Fosun International, Ltd.                                      5,900,683    8,544,515    0.1%
#   Fufeng Group, Ltd.                                             3,863,000    1,630,023    0.0%
    Future Land Development Holdings, Ltd.                         3,736,000      671,123    0.0%
#   GCL-Poly Energy Holdings, Ltd.                                 1,603,000      216,058    0.0%
*   Glorious Property Holdings, Ltd.                              28,617,000    3,428,247    0.0%
#*  Golden Meditech Holdings, Ltd.                                13,512,667    1,758,231    0.0%
    Goldlion Holdings, Ltd.                                        1,904,000      758,376    0.0%
    Goldpac Group, Ltd.                                              127,000       37,623    0.0%
#   GOME Electrical Appliances Holding, Ltd.                      68,870,000    8,678,630    0.1%
#*  Greenland Hong Kong Holdings, Ltd.                             2,172,575      559,082    0.0%
#*  Greentown China Holdings, Ltd.                                 7,983,091    6,508,128    0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        375,310   10,313,519    0.1%
#   Guangzhou R&F Properties Co., Ltd. Class H                    12,777,514   18,007,794    0.1%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H     4,780,000      368,871    0.0%
*   Hanergy Thin Film Power Group, Ltd.                           14,642,000      389,253    0.0%
    Harbin Bank Co., Ltd. Class H                                     40,000       12,298    0.0%
    Harbin Electric Co., Ltd. Class H                              6,739,474    3,266,640    0.0%
*   Hengdeli Holdings, Ltd.                                        8,124,000      879,039    0.0%
*   Hidili Industry International Development, Ltd.                2,422,000       45,688    0.0%
#   Hilong Holding, Ltd.                                           3,933,000      938,294    0.0%
#   HNA Infrastructure Co., Ltd.                                   1,526,000    1,706,281    0.0%
*   Honghua Group, Ltd.                                            2,791,000      283,538    0.0%
    Hopefluent Group Holdings, Ltd.                                1,024,000      299,073    0.0%
    Hopson Development Holdings, Ltd.                              9,944,000    8,965,332    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
#   Hua Han Health Industry Holdings, Ltd.                        23,012,000 $  1,572,598    0.0%
    Hua Hong Semiconductor, Ltd.                                     104,000      122,881    0.0%
#*  Huabao International Holdings, Ltd.                              360,000      134,738    0.0%
    Huaneng Renewables Corp., Ltd. Class H                         2,432,000      814,918    0.0%
#   Huishang Bank Corp., Ltd. Class H                                233,000      111,896    0.0%
    Hydoo International Holding, Ltd.                                584,000       58,418    0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          372,912,996  223,837,040    1.4%
    Inspur International, Ltd.                                       345,343       68,555    0.0%
    Jiangnan Group, Ltd.                                             188,000       30,983    0.0%
    Jiangxi Copper Co., Ltd. Class H                               6,748,000    7,965,888    0.1%
*   JinkoSolar Holding Co., Ltd. ADR                                   7,000      107,870    0.0%
#   Joy City Property, Ltd.                                          226,000       31,880    0.0%
    Ju Teng International Holdings, Ltd.                          11,520,249    3,649,646    0.0%
    K Wah International Holdings, Ltd.                                42,000       22,707    0.0%
*   Kai Yuan Holdings, Ltd.                                       41,600,000      471,326    0.0%
#*  Kaisa Group Holdings, Ltd.                                    22,755,632      858,227    0.0%
    Kangda International Environmental Co., Ltd.                     378,000       88,843    0.0%
*   Kasen International Holdings, Ltd.                             1,807,000      291,066    0.0%
    Kingboard Chemical Holdings, Ltd.                              8,300,345   24,536,252    0.2%
    Kingboard Laminates Holdings, Ltd.                             8,355,000    7,486,779    0.1%
#   Kunlun Energy Co., Ltd.                                       10,650,000    8,024,413    0.1%
    KWG Property Holding, Ltd.                                    13,451,000    7,783,119    0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                 2,491,000      145,827    0.0%
    Lai Fung Holdings, Ltd.                                       52,935,525    1,142,200    0.0%
    Le Saunda Holdings, Ltd.                                         120,000       27,977    0.0%
    Leoch International Technology, Ltd.                             190,000       23,698    0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000      125,615    0.0%
    Longfor Properties Co., Ltd.                                     953,000    1,264,898    0.0%
    Lonking Holdings, Ltd.                                        23,789,000    3,888,828    0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                        1,522,000      346,743    0.0%
*   Maoye International Holdings, Ltd.                            14,691,000    1,398,946    0.0%
*   MIE Holdings Corp.                                            10,282,000    1,018,775    0.0%
    MIN XIN Holdings, Ltd.                                           708,418      761,968    0.0%
*   Mingfa Group International Co., Ltd.                             608,000      111,126    0.0%
    Minmetals Land, Ltd.                                          15,753,205    1,985,695    0.0%
#*  MMG, Ltd.                                                     10,000,000    2,629,561    0.0%
    MOBI Development Co., Ltd.                                       379,000       62,907    0.0%
    Nature Home Holding Co., Ltd.                                    154,000       21,826    0.0%
    New World Department Store China, Ltd.                         2,734,000      405,272    0.0%
    Nine Dragons Paper Holdings, Ltd.                             14,762,000   12,001,696    0.1%
#*  North Mining Shares Co., Ltd.                                  7,230,000      130,496    0.0%
*   O-Net Technologies Group, Ltd.                                   896,000      490,043    0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        496,000      181,491    0.0%
#   Parkson Retail Group, Ltd.                                    10,286,500    1,019,541    0.0%
    Peak Sport Products Co., Ltd.                                  5,924,000    1,972,509    0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H      1,991,000      791,086    0.0%
    PetroChina Co., Ltd. ADR                                           5,117      346,574    0.0%
    PetroChina Co., Ltd. Class H                                   7,332,000    5,016,811    0.0%
#*  Poly Property Group Co., Ltd.                                 19,626,488    6,205,645    0.0%
#   Powerlong Real Estate Holdings, Ltd.                          13,114,000    4,450,747    0.0%
#*  Prosperity International Holdings HK, Ltd.                    17,080,000      312,470    0.0%
    Qingling Motors Co., Ltd. Class H                              9,630,000    2,962,007    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
CHINA -- (Continued)
*   Qunxing Paper Holdings Co., Ltd.                               5,020,071 $   244,675    0.0%
*   Real Gold Mining, Ltd.                                         3,137,500     106,396    0.0%
    Real Nutriceutical Group, Ltd.                                12,054,000   1,008,358    0.0%
#*  Renhe Commercial Holdings Co., Ltd.                           42,691,000   1,105,335    0.0%
#*  REXLot Holdings, Ltd.                                         37,241,621     633,024    0.0%
    Samson Holding, Ltd.                                           7,760,452     679,848    0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          4,972,000     775,466    0.0%
*   Scud Group, Ltd.                                               3,368,000      84,683    0.0%
#*  Semiconductor Manufacturing International Corp.              118,627,000  14,366,646    0.1%
*   Semiconductor Manufacturing International Corp. ADR            1,298,326   7,841,889    0.1%
    Shandong Chenming Paper Holdings, Ltd. Class H                 3,253,318   2,805,308    0.0%
    Shanghai Industrial Holdings, Ltd.                             6,328,918  19,348,515    0.1%
#   Shanghai Industrial Urban Development Group, Ltd.              8,794,000   2,227,852    0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                        562,000     163,457    0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     7,778,000   1,651,007    0.0%
    Shengjing Bank Co., Ltd. Class H                                  23,500      23,001    0.0%
    Shenguan Holdings Group, Ltd.                                  3,092,000     250,595    0.0%
#   Shenzhen International Holdings, Ltd.                          2,386,348   3,685,024    0.0%
    Shenzhen Investment, Ltd.                                     31,906,796  13,906,970    0.1%
    Shimao Property Holdings, Ltd.                                18,127,035  24,179,252    0.2%
*   Shougang Concord International Enterprises Co., Ltd.          27,596,208     884,318    0.0%
#   Shougang Fushan Resources Group, Ltd.                         23,042,594   4,981,889    0.0%
#   Shui On Land, Ltd.                                            33,220,803   8,215,734    0.1%
*   Shunfeng International Clean Energy, Ltd.                      6,320,000     536,014    0.0%
*   Silver Grant International Industries, Ltd.                   10,416,804   1,139,325    0.0%
*   SIM Technology Group, Ltd.                                     8,253,000     339,446    0.0%
    Sino-Ocean Land Holdings, Ltd.                                31,843,602  13,225,847    0.1%
#   Sinofert Holdings, Ltd.                                        7,620,000     999,963    0.0%
#*  Sinolink Worldwide Holdings, Ltd.                             10,652,508   1,245,349    0.0%
    SinoMedia Holding, Ltd.                                          110,000      26,629    0.0%
    Sinopec Engineering Group Co., Ltd. Class H                      160,500     141,697    0.0%
    Sinopec Kantons Holdings, Ltd.                                   100,000      46,887    0.0%
#*  Sinotrans Shipping, Ltd.                                      10,048,416   1,628,700    0.0%
    Sinotruk Hong Kong, Ltd.                                       8,461,335   4,670,924    0.0%
    Skyworth Digital Holdings, Ltd.                               17,055,201  11,008,641    0.1%
#   SOHO China, Ltd.                                              19,239,888   9,920,995    0.1%
    Springland International Holdings, Ltd.                          779,000     121,531    0.0%
#*  SPT Energy Group, Inc.                                         2,484,000     228,901    0.0%
*   SRE Group, Ltd.                                               21,316,285     624,923    0.0%
#   Sunac China Holdings, Ltd.                                       641,000     437,472    0.0%
    TCC International Holdings, Ltd.                              22,250,583   5,646,063    0.0%
    Tian An China Investment Co., Ltd.Tian An China Investment
      Co., Ltd.                                                    6,059,000   3,231,008    0.0%
    Tiangong International Co., Ltd.                              18,761,944   2,368,296    0.0%
    Tianjin Port Development Holdings, Ltd.                       21,247,657   3,253,036    0.0%
*   Tianyi Summi Holdings, Ltd.                                    4,140,000     586,001    0.0%
    Tomson Group, Ltd.                                             1,604,393     531,348    0.0%
    Tonly Electronics Holdings, Ltd.                                 204,330     107,856    0.0%
    Top Spring International Holdings, Ltd.                          108,000      32,395    0.0%
    TPV Technology, Ltd.                                           7,894,496   1,504,922    0.0%
    Trigiant Group, Ltd.                                           1,610,000     259,032    0.0%
*   Trony Solar Holdings Co., Ltd.                                 8,775,000     133,511    0.0%
*   Universal Health International Group Holding, Ltd.             8,985,000     404,425    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
CHINA -- (Continued)
*   V1 Group, Ltd.                                                6,864,000 $      340,213     0.0%
#   Wasion Group Holdings, Ltd.                                     678,000        398,423     0.0%
    Weichai Power Co., Ltd. Class H                                 767,000      1,157,083     0.0%
    Weiqiao Textile Co. Class H                                   5,905,000      3,935,580     0.0%
    Welling Holding, Ltd.                                           614,000        122,441     0.0%
#*  West China Cement, Ltd.                                      22,020,000      2,240,296     0.0%
*   Wuzhou International Holdings, Ltd.                             496,000         51,164     0.0%
#   Xiamen International Port Co., Ltd. Class H                   9,884,000      2,121,623     0.0%
#*  Xinchen China Power Holdings, Ltd.                            2,070,000        360,920     0.0%
    Xingda International Holdings, Ltd.                          11,700,000      4,858,687     0.0%
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H        4,153,000      4,232,848     0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        293,791     0.0%
*   Xiwang Special Steel Co., Ltd.                                1,973,000        193,254     0.0%
*   Yanchang Petroleum International, Ltd.                       21,850,000        611,785     0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                         5,166,000      3,825,909     0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      20,853        154,729     0.0%
    Yingde Gases Group Co., Ltd.                                  3,584,000      1,445,029     0.0%
    Yip's Chemical Holdings, Ltd.                                   800,000        324,427     0.0%
*   Youyuan International Holdings, Ltd.                          1,456,251        336,198     0.0%
*   Yuanda China Holdings, Ltd.                                   1,702,000         44,044     0.0%
    Yuexiu Property Co., Ltd.                                    84,270,786     12,345,865     0.1%
    Yuzhou Properties Co., Ltd.                                  11,622,960      4,313,587     0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        210,767     0.0%
*   Zhong An Real Estate, Ltd.                                    7,089,800        666,830     0.0%
#   Zhongsheng Group Holdings, Ltd.                               2,338,500      2,334,816     0.0%
    Zhuhai Holdings Investment Group, Ltd.                          526,000         82,545     0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     8,815,200      3,207,990     0.0%
                                                                            --------------    ----
TOTAL CHINA                                                                  2,407,104,405    14.5%
                                                                            --------------    ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              835,373      4,167,447     0.0%
    Constructora Conconcreto SA                                      86,988         30,956     0.0%
*   Ecopetrol SA                                                  2,498,142      1,088,396     0.0%
#*  Ecopetrol SA Sponsored ADR                                      530,625      4,611,131     0.0%
    Grupo Argos SA                                                  878,802      5,699,332     0.1%
    Grupo de Inversiones Suramericana SA                          1,307,637     16,865,272     0.1%
    Grupo Nutresa SA                                                200,776      1,681,380     0.0%
    Mineros SA                                                       65,037         45,423     0.0%
                                                                            --------------    ----
TOTAL COLOMBIA                                                                  34,189,337     0.2%
                                                                            --------------    ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                      1,504,050     28,368,176     0.2%
    Pegas Nonwovens SA                                              108,303      3,474,573     0.0%
#   Unipetrol A.S.                                                1,395,000     10,430,241     0.1%
                                                                            --------------    ----
TOTAL CZECH REPUBLIC                                                            42,272,990     0.3%
                                                                            --------------    ----
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090        207,047     0.0%
    Bank of Greece                                                   26,513        295,709     0.0%
*   Ellaktor SA                                                   1,053,403      1,431,759     0.0%
*   GEK Terna Holding Real Estate Construction SA                   753,532      1,744,074     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
GREECE -- (Continued)
*   Hellenic Petroleum SA                                           197,031 $    900,923    0.0%
*   Intracom Holdings SA                                          1,511,057      540,220    0.0%
*   Mytilineos Holdings SA                                          339,724    1,938,595    0.0%
*   Piraeus Bank SA                                                  33,640        5,563    0.0%
                                                                            ------------    ---
TOTAL GREECE                                                                   7,063,890    0.0%
                                                                            ------------    ---
HONG KONG -- (0.0%)
*   HKC Holdings, Ltd.                                              747,155      320,806    0.0%
#*  Munsun Capital Group, Ltd.                                   22,260,000      718,578    0.0%
                                                                            ------------    ---
TOTAL HONG KONG                                                                1,039,384    0.0%
                                                                            ------------    ---
HUNGARY -- (0.6%)
#*  FHB Mortgage Bank P.L.C.                                          3,954        7,047    0.0%
    MOL Hungarian Oil & Gas P.L.C.                                  288,327   18,493,349    0.1%
    OTP Bank P.L.C.                                               2,918,488   81,788,121    0.5%
                                                                            ------------    ---
TOTAL HUNGARY                                                                100,288,517    0.6%
                                                                            ------------    ---
INDIA -- (13.1%)
    Aarti Industries                                                 80,253      910,108    0.0%
    Aban Offshore, Ltd.                                             315,580    1,257,871    0.0%
    ACC, Ltd.                                                       298,266    6,783,802    0.1%
    Adani Enterprises, Ltd.                                       3,691,188    3,705,480    0.0%
    Adani Ports & Special Economic Zone, Ltd.                     3,972,814   18,123,401    0.1%
*   Adani Power, Ltd.                                            13,046,142    5,335,113    0.1%
*   Adani Transmissions, Ltd.                                     3,440,779    2,340,433    0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         4,824,914   11,836,692    0.1%
    Aditya Birla Nuvo, Ltd.                                         973,000   20,261,119    0.1%
    AIA Engineering, Ltd.                                             7,405      142,575    0.0%
    Alembic, Ltd.                                                   397,146      251,059    0.0%
*   Allahabad Bank                                                1,291,820    1,457,736    0.0%
    Allcargo Logistics, Ltd.                                        402,895    1,142,804    0.0%
*   Alok Industries, Ltd.                                         6,658,899      344,436    0.0%
    Ambuja Cements, Ltd.                                          2,003,950    7,193,229    0.1%
*   Amtek Auto, Ltd.                                              1,769,340    1,158,600    0.0%
    Anant Raj, Ltd.                                                 657,518      542,728    0.0%
    Andhra Bank                                                   2,694,402    2,278,953    0.0%
    Apar Industries, Ltd.                                           148,591    1,314,652    0.0%
    Apollo Tyres, Ltd.                                            6,155,083   18,579,869    0.1%
*   Arvind Infrastructure, Ltd.                                     287,816      411,389    0.0%
    Arvind, Ltd.                                                  4,227,812   26,351,045    0.2%
    Ashoka Buildcon, Ltd.                                           172,269      422,363    0.0%
    Axis Bank, Ltd.                                              10,438,329   76,215,999    0.5%
    Bajaj Electricals, Ltd.                                          36,939      147,861    0.0%
    Bajaj Finance, Ltd.                                               5,159       83,453    0.0%
    Bajaj Finserv, Ltd.                                             255,140   13,070,855    0.1%
    Bajaj Holdings & Investment, Ltd.                               412,087   13,690,373    0.1%
    Balkrishna Industries, Ltd.                                      98,774    1,581,119    0.0%
    Ballarpur Industries, Ltd.                                    4,079,808    1,023,533    0.0%
    Balmer Lawrie & Co., Ltd.                                       229,471    2,699,063    0.0%
    Balrampur Chini Mills, Ltd.                                   2,168,825    3,790,555    0.0%
*   Bank of Baroda                                                8,359,379   19,476,488    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
INDIA -- (Continued)
*   Bank of India                                                   667,860 $ 1,147,708    0.0%
*   Bank Of Maharashtra                                           1,055,372     493,366    0.0%
    BEML, Ltd.                                                       51,049     718,693    0.0%
*   BGR Energy Systems, Ltd.                                        169,812     297,733    0.0%
    Bharat Electronics, Ltd.                                         31,773     631,290    0.0%
    Bharat Heavy Electricals, Ltd.                                9,682,317  20,147,538    0.1%
    Bharti Airtel, Ltd.                                          10,331,864  49,339,831    0.3%
    Biocon, Ltd.                                                    820,670  11,372,674    0.1%
    Birla Corp., Ltd.                                               168,316   2,002,609    0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                       1,308,130   1,132,003    0.0%
*   Bombay Rayon Fashions, Ltd.                                      13,306      31,065    0.0%
    Brigade Enterprises, Ltd.                                       159,869     426,522    0.0%
    Cairn India, Ltd.                                             8,315,795  28,038,164    0.2%
*   Canara Bank                                                   1,065,655   5,010,922    0.0%
    Ceat, Ltd.                                                      580,945  10,550,063    0.1%
*   Central Bank of India                                            20,833      28,871    0.0%
    Century Textiles & Industries, Ltd.                             196,236   2,772,329    0.0%
    Chambal Fertilizers and Chemicals, Ltd.                       2,690,132   2,588,020    0.0%
    Chennai Super Kings Cricket, Ltd.                             5,080,767      32,096    0.0%
    Cholamandalam Investment and Finance Co., Ltd.                    8,103     142,891    0.0%
*   Cigniti Technologies, Ltd.                                        2,011      12,794    0.0%
    Cipla, Ltd.                                                      22,485     194,517    0.0%
    City Union Bank, Ltd.                                         1,648,262   3,691,839    0.0%
    Container Corp. Of India, Ltd.                                   70,653   1,452,555    0.0%
    Coromandel International, Ltd.                                  293,272   1,253,483    0.0%
*   Corp. Bank                                                    1,646,469   1,051,604    0.0%
    Cox & Kings, Ltd.                                             1,227,057   4,171,846    0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                   1,770,464   4,903,483    0.0%
*   Crompton Greaves, Ltd.                                        1,770,464   2,035,854    0.0%
    Cyient, Ltd.                                                     91,318     680,598    0.0%
    Dalmia Bharat, Ltd.                                             173,988   5,330,477    0.1%
*   DB Realty, Ltd.                                               1,101,045     793,027    0.0%
*   DCB Bank, Ltd.                                                2,799,881   5,531,544    0.1%
    DCM Shriram, Ltd.                                               432,058   1,684,877    0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 647,021   2,138,862    0.0%
    Delta Corp., Ltd.                                               491,162   1,349,937    0.0%
*   DEN Networks, Ltd.                                              354,675     412,153    0.0%
*   Dena Bank                                                       507,403     289,082    0.0%
    Dewan Housing Finance Corp., Ltd.                             1,560,300   7,700,054    0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                     1,597,936   5,919,198    0.1%
    DLF, Ltd.                                                     6,480,518  14,608,295    0.1%
    Edelweiss Financial Services, Ltd.                            2,566,085   4,760,198    0.0%
*   EID Parry India, Ltd.                                         1,198,151   4,830,430    0.0%
    EIH, Ltd.                                                     1,066,648   1,782,466    0.0%
    Electrosteel Castings, Ltd.                                     894,946     369,625    0.0%
    Engineers India, Ltd.                                           447,760   1,820,670    0.0%
*   Eros International Media, Ltd.                                  472,282   1,402,849    0.0%
    Escorts, Ltd.                                                   971,879   5,475,162    0.1%
    Essel Propack, Ltd.                                             916,969   3,321,705    0.0%
    Eveready Industries India, Ltd.                                 131,474     512,437    0.0%
    Exide Industries, Ltd.                                        1,658,761   4,938,730    0.0%
    FDC, Ltd.                                                        37,976     129,725    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                           17,751,105 $ 21,864,159    0.1%
    Finolex Cables, Ltd.                                            731,301    4,932,268    0.0%
    Finolex Industries, Ltd.                                        232,500    1,618,597    0.0%
*   Firstsource Solutions, Ltd.                                   6,515,703    3,944,624    0.0%
*   Fortis Healthcare, Ltd.                                         832,604    2,255,197    0.0%
    Future Enterprises, Ltd.                                      1,592,191      409,408    0.0%
*   Future Retail Ltd.                                            1,592,191    4,031,346    0.0%
    GAIL India, Ltd.                                              4,731,431   30,569,820    0.2%
    Gateway Distriparks, Ltd.                                       142,149      532,535    0.0%
    Gati, Ltd.                                                      626,607    1,339,599    0.0%
    Genus Power Infrastructures, Ltd.                                73,968       52,110    0.0%
    Geometric, Ltd.                                                 229,200      798,718    0.0%
    GHCL, Ltd.                                                      242,737    1,014,323    0.0%
    GIC Housing Finance, Ltd.                                        98,306      503,249    0.0%
*   Global Offshore Services, Ltd.                                   27,934       52,323    0.0%
    GOCL Corp., Ltd.                                                 76,678      413,338    0.0%
    Godfrey Phillips India, Ltd.                                     16,431      353,770    0.0%
*   Godrej Properties, Ltd.                                          30,823      168,267    0.0%
    Graphite India, Ltd.                                            725,730      858,923    0.0%
    Grasim Industries, Ltd.                                          75,710    1,097,250    0.0%
    Great Eastern Shipping Co., Ltd. (The)                        1,083,552    6,084,147    0.1%
    Gujarat Alkalies & Chemicals, Ltd.                              452,620    2,791,742    0.0%
    Gujarat Fluorochemicals, Ltd.                                   387,110    3,040,961    0.0%
    Gujarat Mineral Development Corp., Ltd.                       1,393,052    2,373,832    0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            765,711    3,237,087    0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080    3,187,461    0.0%
    Gujarat State Petronet, Ltd.                                  2,879,180    6,848,421    0.1%
    Gulf Oil Lubricants India, Ltd.                                  23,144      263,856    0.0%
    HBL Power Systems, Ltd.                                          74,867       50,490    0.0%
*   HCL Infosystems, Ltd.                                           462,162      369,565    0.0%
    HEG, Ltd.                                                       109,436      285,448    0.0%
*   HeidelbergCement India, Ltd.                                    337,834      734,214    0.0%
*   Hexa Tradex, Ltd.                                                 2,131          674    0.0%
    Hikal, Ltd.                                                      88,450      294,811    0.0%
*   Himachal Futuristic Communications, Ltd.                      9,905,901    2,287,138    0.0%
    Himadri Speciality Chemical, Ltd.                                19,970       14,067    0.0%
    Himatsingka Seide, Ltd.                                         537,338    2,271,505    0.0%
    Hindalco Industries, Ltd.                                    17,579,040   39,443,370    0.3%
    Hinduja Global Solutions, Ltd.                                   61,592      526,060    0.0%
*   Hindustan Construction Co., Ltd.                              4,906,646    2,671,499    0.0%
    Hindustan Media Ventures, Ltd.                                    8,334       38,182    0.0%
*   Housing Development & Infrastructure, Ltd.                      908,887    1,123,750    0.0%
    HSIL, Ltd.                                                      388,757    2,040,054    0.0%
    HT Media, Ltd.                                                  521,289      721,963    0.0%
    Huhtamaki PPL, Ltd.                                               6,913       29,997    0.0%
    ICICI Bank, Ltd.                                              8,900,067   36,992,533    0.2%
    ICICI Bank, Ltd. Sponsored ADR                               16,081,202  133,313,164    0.8%
*   IDBI Bank, Ltd.                                               1,878,469    2,070,672    0.0%
    Idea Cellular, Ltd.                                          12,291,914   14,141,990    0.1%
    IDFC Bank, Ltd.                                               4,713,084    5,628,953    0.1%
*   IDFC, Ltd.                                                    6,072,777    6,301,418    0.1%
    IFCI, Ltd.                                                   10,283,374    4,007,972    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
INDIA -- (Continued)
    IIFL Holdings, Ltd.                                           2,939,555 $14,470,788    0.1%
    IL&FS Transportation Networks, Ltd.                             418,066     700,738    0.0%
    India Cements, Ltd. (The)                                     4,608,746  10,940,975    0.1%
    Indiabulls Housing Finance, Ltd.                              2,248,436  28,541,871    0.2%
*   Indiabulls Real Estate, Ltd.                                  1,486,063   1,933,971    0.0%
    Indian Bank                                                   1,292,356   4,442,521    0.0%
    Indian Hotels Co., Ltd.                                       4,746,194   8,394,836    0.1%
    INEOS Styrolution India, Ltd.                                    29,326     283,834    0.0%
    Ingersoll-Rand India, Ltd.                                        1,110      12,080    0.0%
*   Inox Leisure, Ltd.                                               60,496     226,032    0.0%
*   Intellect Design Arena, Ltd.                                    481,379   1,354,777    0.0%
*   Ipca Laboratories, Ltd.                                          11,269     104,528    0.0%
*   ITD Cementation India, Ltd.                                      72,071     160,211    0.0%
    J Kumar Infraprojects, Ltd.                                      39,222     127,276    0.0%
    Jain Irrigation Systems, Ltd.                                 6,910,817  11,081,947    0.1%
*   Jaiprakash Associates, Ltd.                                  17,658,065   2,963,980    0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              3,264,142   3,338,665    0.0%
*   Jaypee Infratech, Ltd.                                        6,993,111     969,401    0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            615,704   3,570,817    0.0%
    JBF Industries, Ltd.                                            465,764   1,697,004    0.0%
    Jindal Poly Films, Ltd.                                         353,354   2,238,053    0.0%
    Jindal Saw, Ltd.                                              2,287,647   2,202,125    0.0%
*   Jindal Stainless Hisar, Ltd.                                     66,174      99,255    0.0%
*   Jindal Steel & Power, Ltd.                                    4,783,550   5,407,875    0.1%
*   JITF Infralogistics, Ltd.                                       197,214     121,187    0.0%
    JK Cement, Ltd.                                                 262,783   3,751,219    0.0%
    JK Lakshmi Cement, Ltd.                                         470,458   3,491,120    0.0%
    JK Tyre & Industries, Ltd.                                    1,931,931   4,112,659    0.0%
    JM Financial, Ltd.                                            4,961,510   6,550,556    0.1%
    JSW Energy, Ltd.                                              9,008,274   8,874,521    0.1%
*   JSW Holdings, Ltd.                                                1,900      35,014    0.0%
    JSW Steel, Ltd.                                               2,357,151  58,369,410    0.4%
    Jubilant Life Sciences, Ltd.                                    993,088  10,235,682    0.1%
    Kalpataru Power Transmission, Ltd.                              859,787   3,296,144    0.0%
    Karnataka Bank, Ltd. (The)                                    2,171,417   3,977,492    0.0%
    Karur Vysya Bank, Ltd. (The)                                    378,358   2,748,245    0.0%
    Kaveri Seed Co., Ltd.                                           264,990   1,721,339    0.0%
    KCP, Ltd.                                                        37,400      61,692    0.0%
    KEC International, Ltd.                                       1,954,664   3,708,070    0.0%
    Kirloskar Brothers, Ltd.                                          7,852      22,131    0.0%
    Kirloskar Oil Engines, Ltd.                                     296,633   1,521,936    0.0%
    Kolte-Patil Developers, Ltd.                                    276,886     536,450    0.0%
    KPIT Technologies, Ltd.                                       1,289,902   2,768,005    0.0%
    KRBL, Ltd.                                                      651,273   2,388,754    0.0%
*   KSK Energy Ventures, Ltd.                                        51,606      20,247    0.0%
    L&T Finance Holdings, Ltd.                                    3,780,436   6,091,435    0.1%
    Lakshmi Machine Works, Ltd.                                       5,065     324,504    0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                  355,564     817,449    0.0%
    Larsen & Toubro, Ltd.                                         2,757,879  60,914,554    0.4%
    LIC Housing Finance, Ltd.                                     1,180,444  10,413,021    0.1%
    Magma Fincorp, Ltd.                                              38,680      68,899    0.0%
    Maharashtra Seamless, Ltd.                                       99,735     392,912    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                   933,133 $ 5,046,487    0.0%
    Mahindra & Mahindra, Ltd.                                    1,731,843  34,092,321    0.2%
*   Mahindra CIE Automotive, Ltd.                                   29,954      89,046    0.0%
    Mahindra Lifespace Developers, Ltd.                            186,903   1,199,655    0.0%
    Manappuram Finance, Ltd.                                     2,819,664   4,337,562    0.0%
    McLeod Russel India, Ltd.                                      853,022   2,176,062    0.0%
    Meghmani Organics, Ltd.                                        113,264      82,620    0.0%
    Mercator, Ltd.                                                  51,358      36,210    0.0%
    Merck, Ltd.                                                     76,089     960,286    0.0%
    MOIL, Ltd.                                                      35,611     175,130    0.0%
    Mphasis, Ltd.                                                  497,626   3,829,201    0.0%
    MRF, Ltd.                                                       13,874   9,935,106    0.1%
    Muthoot Finance, Ltd.                                          261,537   1,429,775    0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd                       2,082,494     380,463    0.0%
    National Aluminium Co., Ltd.                                 4,964,081   4,068,202    0.0%
    Nava Bharat Ventures, Ltd.                                     164,730     347,200    0.0%
    Navin Fluorine International, Ltd.                               1,828      70,404    0.0%
    NCC, Ltd.                                                    7,411,711  10,297,603    0.1%
    Nectar Lifesciences, Ltd.                                      268,595     142,780    0.0%
    NIIT Technologies, Ltd.                                        732,935   4,507,876    0.0%
*   NIIT, Ltd.                                                     325,838     419,604    0.0%
    Nilkamal, Ltd.                                                  69,021   1,719,591    0.0%
    Oberoi Realty, Ltd.                                            669,033   3,608,424    0.0%
    OCL India, Ltd.                                                105,395   1,491,311    0.0%
    Omaxe, Ltd.                                                    739,868   1,878,167    0.0%
    OnMobile Global, Ltd.                                          309,728     526,470    0.0%
    Orient Cement Ltd.                                             608,983   1,633,065    0.0%
    Oriental Bank of Commerce                                      975,550   1,882,946    0.0%
*   Parsvnath Developers, Ltd.                                   1,021,485     210,276    0.0%
    PC Jeweller, Ltd.                                              607,450   4,643,619    0.0%
    Peninsula Land, Ltd.                                            31,142       9,612    0.0%
    Persistent Systems, Ltd.                                        67,060     662,079    0.0%
    Petronet LNG, Ltd.                                           2,703,774  15,725,053    0.1%
    Piramal Enterprises, Ltd.                                      735,959  19,904,831    0.1%
*   Polaris Consulting & Services, Ltd.                             66,450     160,302    0.0%
    Power Finance Corp., Ltd.                                    5,911,131  11,060,028    0.1%
    Praj Industries, Ltd.                                        1,416,225   1,782,175    0.0%
    Prestige Estates Projects, Ltd.                                241,106     699,339    0.0%
*   Prime Focus, Ltd.                                               22,625      25,222    0.0%
    PTC India Financial Services, Ltd.                           3,861,518   2,266,917    0.0%
    PTC India, Ltd.                                              4,592,460   5,108,929    0.0%
*   Punj Lloyd, Ltd.                                               152,764      52,206    0.0%
*   Punjab National Bank                                         2,227,625   4,846,886    0.0%
    Puravankara Projects, Ltd.                                     460,912     336,148    0.0%
    Radico Khaitan, Ltd.                                           657,505   1,392,637    0.0%
    Rain Industries, Ltd.                                        2,231,677   1,755,441    0.0%
    Ramco Cements, Ltd. (The)                                      475,255   4,513,787    0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        148,083     108,697    0.0%
    Ratnamani Metals & Tubes, Ltd.                                   3,941      38,307    0.0%
    Raymond, Ltd.                                                  622,914   5,785,649    0.1%
    Redington India, Ltd.                                        1,821,278   2,873,925    0.0%
*   REI Agro, Ltd.                                               1,836,474      17,861    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
INDIA -- (Continued)
    Reliance Capital, Ltd.                                        2,310,385 $ 17,875,906    0.1%
*   Reliance Communications, Ltd.                                17,610,550   12,333,514    0.1%
*   Reliance Defence and Engineering, Ltd.                           22,287       20,046    0.0%
    Reliance Industries, Ltd.                                    19,870,744  312,234,750    1.9%
    Reliance Industries, Ltd. GDR                                    88,002    2,789,326    0.0%
    Reliance Power, Ltd.                                          9,323,446    6,554,649    0.1%
*   Rolta India, Ltd.                                             2,179,606    2,066,886    0.0%
*   Ruchi Soya Industries, Ltd.                                   2,042,966      707,677    0.0%
    Rural Electrification Corp., Ltd.                             8,784,700   17,760,534    0.1%
    Sadbhav Engineering, Ltd.                                         3,116       13,116    0.0%
    Sanghvi Movers, Ltd.                                             45,111      187,365    0.0%
    Sharda Cropchem, Ltd.                                            26,067      169,084    0.0%
    Shilpi Cable Technologies, Ltd.                                  53,300      162,401    0.0%
*   Shipping Corp. of India, Ltd.                                 2,963,574    3,038,902    0.0%
    Shriram City Union Finance, Ltd.                                  3,265      127,287    0.0%
    Shriram Transport Finance Co., Ltd.                             629,824   10,280,735    0.1%
    Simplex Infrastructures, Ltd.                                    49,926      243,797    0.0%
    Sintex Industries, Ltd.                                       8,262,927   11,153,484    0.1%
    Siyaram Silk Mills, Ltd.                                            663       16,212    0.0%
    Sobha, Ltd.                                                     822,700    3,492,013    0.0%
    Sonata Software, Ltd.                                           197,882      465,367    0.0%
    South Indian Bank, Ltd. (The)                                11,772,339    4,217,934    0.0%
    SREI Infrastructure Finance, Ltd.                             1,877,767    2,084,711    0.0%
    SRF, Ltd.                                                       361,562    9,865,099    0.1%
    State Bank of Bikaner & Jaipur                                   71,004      740,175    0.0%
    State Bank of India                                          16,756,726   64,579,414    0.4%
    State Bank of Travancore                                         10,356       84,910    0.0%
    Sterlite Technologies, Ltd.                                   2,710,854    4,300,352    0.0%
    Sun TV Network, Ltd.                                            136,159    1,116,473    0.0%
    Sunteck Realty, Ltd.                                             31,616      139,964    0.0%
*   Syndicate Bank                                                2,914,893    3,217,709    0.0%
    TAKE Solutions, Ltd.                                            235,200      574,898    0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             321,025    1,800,166    0.0%
    Tata Chemicals, Ltd.                                          1,774,582   14,411,172    0.1%
    Tata Global Beverages, Ltd.                                   6,632,236   13,834,389    0.1%
    Tata Motors, Ltd.                                            15,010,621  119,339,370    0.7%
    Tata Motors, Ltd. Sponsored ADR                                 218,227    8,600,326    0.1%
    Tata Steel, Ltd.                                              6,588,045   39,947,680    0.3%
    TCI EXPRESS , Ltd.                                               23,134       99,065    0.0%
    Tech Mahindra, Ltd.                                             597,779    3,945,647    0.0%
    Techno Electric & Engineering Co., Ltd.                          52,706      249,829    0.0%
*   Teledata Marine Solutions, Ltd.                                 267,258           --    0.0%
    Tide Water Oil Co India, Ltd.                                     1,172      109,405    0.0%
    Time Technoplast, Ltd.                                        1,093,465    1,589,360    0.0%
    Transport Corp. of India, Ltd.                                   46,267      128,277    0.0%
    Tube Investments of India, Ltd.                                 592,499    5,754,258    0.1%
*   TV18 Broadcast, Ltd.                                          6,333,197    4,270,361    0.0%
*   UCO Bank                                                      3,123,377    1,640,697    0.0%
    Uflex, Ltd.                                                     515,077    2,463,461    0.0%
    UFO Moviez India, Ltd.                                            1,755       12,664    0.0%
    Unichem Laboratories, Ltd.                                      390,108    1,689,208    0.0%
    Union Bank of India                                           2,451,981    5,380,664    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
INDIA -- (Continued)
*   Unitech, Ltd.                                                 25,373,120 $    2,329,215     0.0%
    UPL, Ltd.                                                      4,969,340     51,718,307     0.3%
    VA Tech Wabag, Ltd.                                               31,285        237,858     0.0%
    Vardhman Textiles, Ltd.                                          279,467      4,757,562     0.0%
    Vedanta, Ltd.                                                 17,434,392     52,907,020     0.3%
    Vedanta, Ltd. ADR                                              1,688,607     20,364,605     0.1%
*   Videocon Industries, Ltd.                                        769,833      1,199,909     0.0%
*   Vijaya Bank                                                    2,612,664      1,714,707     0.0%
    Welspun Corp., Ltd.                                            2,060,999      2,221,207     0.0%
*   Welspun Enterprises, Ltd.                                        940,128        899,990     0.0%
    Welspun India, Ltd.                                            1,272,270      1,113,986     0.0%
    Wipro, Ltd.                                                    2,282,172     15,908,041     0.1%
*   Wockhardt, Ltd.                                                  276,374      3,603,871     0.0%
    Yes Bank, Ltd.                                                 1,115,997     21,127,704     0.1%
    Zee Media Corp., Ltd.                                             62,079         34,631     0.0%
    Zensar Technologies, Ltd.                                        163,279      2,266,289     0.0%
*   Zuari Agro Chemicals, Ltd.                                        23,149         83,333     0.0%
                                                                             --------------    ----
TOTAL INDIA                                                                   2,238,686,664    13.4%
                                                                             --------------    ----
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                                          310,912,800     37,745,069     0.2%
    Adhi Karya Persero Tbk PT                                      6,145,900      1,067,417     0.0%
*   Agung Podomoro Land Tbk PT                                   132,235,800      2,917,710     0.0%
*   Alam Sutera Realty Tbk PT                                    232,767,500      7,991,594     0.1%
*   Aneka Tambang Persero Tbk PT                                 155,101,577     10,644,929     0.1%
    Asahimas Flat Glass Tbk PT                                     4,986,100      2,570,496     0.0%
    Astra Agro Lestari Tbk PT                                      1,178,567      1,377,027     0.0%
    Astra Graphia Tbk PT                                             436,900         67,369     0.0%
    Astra International Tbk PT                                     1,018,000        642,264     0.0%
*   Bakrie and Brothers Tbk PT                                   500,093,250      1,916,360     0.0%
*   Bakrie Sumatera Plantations Tbk PT                            75,465,900        289,186     0.0%
*   Bakrie Telecom Tbk PT                                        247,426,500        189,628     0.0%
*   Bakrieland Development Tbk PT                                160,628,346        615,529     0.0%
    Bank Bukopin Tbk                                              62,920,633      3,326,606     0.0%
*   Bank CIMB Niaga Tbk PT                                           312,582         22,861     0.0%
    Bank Danamon Indonesia Tbk PT                                 35,799,554     10,587,517     0.1%
    Bank Mandiri Persero Tbk PT                                   95,456,931     84,083,115     0.5%
    Bank Negara Indonesia Persero Tbk PT                         102,370,741     43,703,406     0.3%
*   Bank Pan Indonesia Tbk PT                                    142,356,401      8,722,162     0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          37,999,600      4,630,301     0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                      1,429,700         58,600     0.0%
    Bank Tabungan Negara Persero Tbk PT                           79,335,127     11,604,304     0.1%
*   Barito Pacific Tbk PT                                          9,517,600      1,035,818     0.0%
    Bekasi Fajar Industrial Estate Tbk PT                         18,579,700        443,482     0.0%
*   Benakat Integra Tbk PT                                       142,047,100        544,445     0.0%
*   Berlian Laju Tanker Tbk PT                                   128,161,466             --     0.0%
    BISI International Tbk PT                                     14,428,600      2,209,212     0.0%
*   Bumi Resources Tbk PT                                         61,952,000      1,016,043     0.0%
    Bumi Serpong Damai Tbk PT                                     70,512,400     11,699,372     0.1%
    Charoen Pokphand Indonesia Tbk PT                              5,653,930      1,600,098     0.0%
    Ciputra Development Tbk PT                                   121,105,185     14,655,303     0.1%
    Ciputra Property Tbk PT                                       49,705,769      2,897,786     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
INDONESIA -- (Continued)
    Ciputra Surya Tbk PT                                          17,854,621 $ 4,165,988    0.0%
*   Clipan Finance Indonesia Tbk PT                                2,995,500      57,426    0.0%
*   Darma Henwa Tbk PT                                           127,056,442     545,307    0.0%
*   Davomas Abadi Tbk PT                                          54,906,800          --    0.0%
*   Delta Dunia Makmur Tbk PT                                      5,365,600     196,650    0.0%
*   Eagle High Plantations Tbk PT                                114,327,000   1,671,198    0.0%
    Elnusa Tbk PT                                                 60,294,100   2,088,188    0.0%
*   Energi Mega Persada Tbk PT                                   417,421,578   1,599,561    0.0%
    Erajaya Swasembada Tbk PT                                     26,702,500   1,338,785    0.0%
*   Eureka Prima Jakarta Tbk PT                                    1,297,300       9,749    0.0%
*   Ever Shine Textile Tbk PT                                     19,342,215     164,545    0.0%
*   Gajah Tunggal Tbk PT                                          37,512,600   3,586,603    0.0%
*   Garuda Indonesia Persero Tbk PT                               42,421,081   1,222,117    0.0%
    Global Mediacom Tbk PT                                       102,878,100   6,694,635    0.1%
*   Great River International Tbk PT                               1,788,000          --    0.0%
*   Hanson International Tbk PT                                    9,531,000     102,153    0.0%
*   Harum Energy Tbk PT                                           17,053,100   2,596,988    0.0%
    Hexindo Adiperkasa Tbk PT                                        721,744     186,339    0.0%
    Holcim Indonesia Tbk PT                                       26,030,300   1,925,049    0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          39,377,500   3,199,215    0.0%
*   Indika Energy Tbk PT                                           1,135,500      57,038    0.0%
    Indo Tambangraya Megah Tbk PT                                  4,051,000   4,446,321    0.0%
*   Indo-Rama Synthetics Tbk PT                                       41,500       2,371    0.0%
    Indocement Tunggal Prakarsa Tbk PT                                84,100     105,891    0.0%
    Indofood Sukses Makmur Tbk PT                                 74,116,400  48,188,878    0.3%
    Intiland Development Tbk PT                                  115,113,700   5,075,992    0.0%
    Japfa Comfeed Indonesia Tbk PT                                40,219,750   5,804,477    0.1%
    Jaya Real Property Tbk PT                                    120,718,000   8,358,346    0.1%
*   Kawasan Industri Jababeka Tbk PT                             308,466,875   7,090,386    0.1%
*   Lippo Cikarang Tbk PT                                          2,317,200   1,074,421    0.0%
    Lippo Karawaci Tbk PT                                        320,652,349  22,180,437    0.2%
*   Malindo Feedmill Tbk PT                                          331,200      46,056    0.0%
*   Medco Energi Internasional Tbk PT                             28,315,800   2,836,039    0.0%
    Metrodata Electronics Tbk PT                                   1,539,436      81,408    0.0%
*   Mitra Adiperkasa Tbk PT                                          491,700     207,237    0.0%
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     111,306    0.0%
*   MNC Investama Tbk PT                                         326,847,200   3,454,992    0.0%
*   Modernland Realty Tbk PT                                      85,983,400   2,412,251    0.0%
*   Multipolar Tbk PT                                             63,216,500   1,848,059    0.0%
*   Nirvana Development Tbk PT                                     1,000,000       7,515    0.0%
*   Nusantara Infrastructure Tbk PT                              177,314,100   1,807,862    0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                 929,000      56,544    0.0%
    Pan Brothers Tbk PT                                           47,246,450   1,570,990    0.0%
*   Panin Financial Tbk PT                                       201,216,200   2,945,210    0.0%
*   Paninvest Tbk PT                                              30,871,000   1,655,958    0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         69,757,384   8,144,976    0.1%
    Ramayana Lestari Sentosa Tbk PT                               49,678,500   5,214,332    0.1%
    Salim Ivomas Pratama Tbk PT                                   49,781,900   1,907,561    0.0%
    Sampoerna Agro PT                                             12,001,241   1,760,836    0.0%
    Selamat Sempurna Tbk PT                                       10,861,500   3,774,424    0.0%
    Semen Baturaja Persero Tbk PT                                 15,461,900   2,338,780    0.0%
    Semen Indonesia Persero Tbk PT                                 7,669,100   5,780,671    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
INDONESIA -- (Continued)
    Sentul City Tbk PT                                            80,474,100 $    561,476    0.0%
*   Sigmagold Inti Perkasa Tbk PT                                 27,008,700      235,974    0.0%
*   Sinar Mas Agro Resources & Technology Tbk PT                   7,767,600    2,684,058    0.0%
    Sri Rejeki Isman Tbk PT                                      174,745,400    3,399,509    0.0%
*   Surya Dumai Industries Tbk                                     5,145,000           --    0.0%
    Surya Semesta Internusa Tbk PT                                61,014,500    2,639,231    0.0%
*   Suryainti Permata Tbk PT                                      17,378,000           --    0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     3,440,700    3,139,484    0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 32,429,922    5,163,640    0.0%
    Timah Persero Tbk PT                                          68,019,960    4,847,459    0.0%
    Tiphone Mobile Indonesia Tbk PT                                5,062,500      269,577    0.0%
    Trias Sentosa Tbk PT                                             336,500        6,213    0.0%
*   Truba Alam Manunggal Engineering PT                          129,244,500       99,053    0.0%
    Tunas Baru Lampung Tbk PT                                     21,811,200    1,871,974    0.0%
    Tunas Ridean Tbk PT                                           36,956,500    3,964,116    0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   8,014,200    2,909,969    0.0%
*   Unggul Indah Cahaya Tbk PT                                       319,635       40,960    0.0%
    United Tractors Tbk PT                                        21,427,200   35,445,545    0.2%
*   Vale Indonesia Tbk PT                                         43,664,100    9,104,996    0.1%
*   Visi Media Asia Tbk PT                                        13,777,600      268,031    0.0%
*   XL Axiata Tbk PT                                               8,101,200    1,365,926    0.0%
                                                                             ------------    ---
TOTAL INDONESIA                                                               530,590,261    3.2%
                                                                             ------------    ---
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                           2,467           --    0.0%
                                                                             ------------    ---
MALAYSIA -- (3.4%)
*   Adventa Bhd                                                       12,000        2,159    0.0%
    Affin Holdings Bhd                                            12,132,450    6,359,041    0.1%
#   AirAsia Bhd                                                   16,927,400   11,175,752    0.1%
*   Alam Maritim Resources Bhd                                     6,855,200      423,857    0.0%
    Alliance Financial Group Bhd                                  15,784,300   15,014,846    0.1%
    Allianz Malaysia Bhd                                              28,800       69,587    0.0%
    AMMB Holdings Bhd                                             25,124,862   25,155,988    0.2%
    Ann Joo Resources Bhd                                          1,526,000      771,194    0.0%
    APM Automotive Holdings Bhd                                      721,300      581,766    0.0%
    Batu Kawan Bhd                                                 2,090,450    9,124,346    0.1%
    Benalec Holdings Bhd                                           7,707,600      706,731    0.0%
    Berjaya Assets Bhd                                               355,600       67,811    0.0%
    Berjaya Corp. Bhd                                             36,553,280    2,830,313    0.0%
*   Berjaya Land Bhd                                              13,220,000    1,891,941    0.0%
    BIMB Holdings Bhd                                              2,180,207    2,287,375    0.0%
    Bina Darulaman Bhd                                               162,600       25,568    0.0%
    BLD Plantation Bhd                                                 6,600       13,467    0.0%
#   Boustead Holdings Bhd                                         13,664,191    7,132,327    0.1%
#   Boustead Plantations Bhd                                       1,491,900      529,648    0.0%
#*  Bumi Armada Bhd                                               25,619,100    4,295,734    0.0%
    Can-One Bhd                                                      401,400      329,816    0.0%
#   CB Industrial Product Holding Bhd                              1,722,100      816,261    0.0%
    Chin Teck Plantations Bhd                                        309,100      578,411    0.0%
#   CIMB Group Holdings Bhd                                       20,541,412   24,607,990    0.2%
    Coastal Contracts Bhd                                          3,357,500    1,223,779    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
MALAYSIA -- (Continued)
    Crescendo Corp. Bhd                                              24,100 $     8,677    0.0%
    CSC Steel Holdings Bhd                                        1,921,456     961,440    0.0%
*   Datuk Keramik Holdings Bhd                                      127,000          --    0.0%
*   Daya Materials Bhd                                           13,473,900     208,613    0.0%
*   Dayang Enterprise Holdings Bhd                                1,446,500     295,644    0.0%
#   DRB-Hicom Bhd                                                12,640,600   3,825,660    0.0%
#   Eastern & Oriental Bhd                                       11,515,680   4,309,329    0.0%
*   Eco World Development Group Bhd                                 633,900     205,342    0.0%
#   Evergreen Fibreboard Bhd                                      5,331,389   1,334,130    0.0%
    FAR East Holdings Bhd                                           403,800     755,590    0.0%
#   Felda Global Ventures Holdings Bhd                           10,616,500   5,084,041    0.1%
*   Fountain View Development Bhd                                 2,573,200          --    0.0%
    Gadang Holdings Bhd                                             278,600     188,374    0.0%
    Genting Bhd                                                  19,517,600  36,472,262    0.2%
#   Genting Malaysia Bhd                                         32,665,900  37,072,292    0.2%
    Global Oriental Bhd                                           1,083,100      83,906    0.0%
    Glomac Bhd                                                    6,429,800   1,183,977    0.0%
    Goldis Bhd                                                    3,223,995   2,001,837    0.0%
    GuocoLand Malaysia Bhd                                        2,797,700     805,492    0.0%
#   HAP Seng Consolidated Bhd                                     6,146,300  11,419,125    0.1%
    Hap Seng Plantations Holdings Bhd                             3,801,700   2,192,046    0.0%
    Hiap Teck Venture Bhd                                         1,476,900     121,240    0.0%
#   Hong Leong Financial Group Bhd                                2,819,234  10,561,598    0.1%
#   Hong Leong Industries Bhd                                       957,400   2,276,006    0.0%
    Hua Yang Bhd                                                  2,298,310     667,932    0.0%
    Hume Industries Bhd                                             198,284     150,804    0.0%
    I-Bhd                                                            84,900      12,640    0.0%
    IJM Corp. Bhd                                                57,693,018  45,399,812    0.3%
#   Insas Bhd                                                     6,601,200   1,147,868    0.0%
    IOI Properties Group Bhd                                      1,797,200   1,047,317    0.0%
*   Iris Corp. Bhd                                               21,834,300     857,914    0.0%
#*  Iskandar Waterfront City Bhd                                  1,685,600     365,029    0.0%
*   JAKS Resources Bhd                                            6,106,600   1,513,839    0.0%
    Jaya Tiasa Holdings Bhd                                       6,337,833   2,096,561    0.0%
#   JCY International Bhd                                         7,509,800     938,886    0.0%
*   K&N Kenanga Holdings Bhd                                      2,020,487     233,596    0.0%
    Keck Seng Malaysia Bhd                                        2,504,000   2,864,526    0.0%
    Kian JOO CAN Factory Bhd                                      4,793,180   3,210,835    0.0%
*   KIG Glass Industrial Bhd                                        260,000          --    0.0%
    Kim Loong Resources Bhd                                         457,800     359,933    0.0%
    Kimlun Corp. Bhd                                                845,419     428,672    0.0%
#*  KNM Group Bhd                                                27,821,190   2,644,379    0.0%
*   Kretam Holdings Bhd                                           4,128,000     526,106    0.0%
#   KSL Holdings Bhd                                              9,401,651   2,486,126    0.0%
    Kumpulan Fima Bhd                                             2,167,500     929,446    0.0%
    Kumpulan Perangsang Selangor Bhd                              2,615,900     828,261    0.0%
*   Kwantas Corp. Bhd                                               288,400     102,569    0.0%
    Land & General Bhd                                           14,944,600   1,335,705    0.0%
*   Landmarks Bhd                                                 2,119,208     383,431    0.0%
    LBS Bina Group Bhd                                            3,877,500   1,608,360    0.0%
*   Lion Industries Corp. Bhd                                       597,581      59,923    0.0%
    Magnum Bhd                                                    5,285,900   2,909,347    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
MALAYSIA -- (Continued)
    Mah Sing Group Bhd                                           13,863,962 $ 5,051,116    0.0%
#   Malayan Banking Bhd                                           1,160,423   2,184,871    0.0%
    Malayan Flour Mills Bhd                                       3,117,950   1,076,876    0.0%
    Malaysia Airports Holdings Bhd                                4,595,854   7,257,356    0.1%
    Malaysia Building Society Bhd                                 2,851,100     621,551    0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd            2,930,500     696,794    0.0%
#*  Malaysian Bulk Carriers Bhd                                   4,604,925     827,921    0.0%
    Malaysian Pacific Industries Bhd                              1,158,375   2,183,470    0.0%
#   Malaysian Resources Corp. Bhd                                15,973,700   5,136,388    0.1%
    Malton Bhd                                                    4,272,900     662,524    0.0%
    MBM Resources Bhd                                             2,696,103   1,650,318    0.0%
    Media Prima Bhd                                               6,303,700   1,804,860    0.0%
#   Mega First Corp. Bhd                                          1,426,300     785,572    0.0%
    MISC Bhd                                                     16,155,404  28,958,109    0.2%
    MK Land Holdings Bhd                                          6,690,200     478,856    0.0%
#   MKH Bhd                                                       3,021,870   1,996,059    0.0%
    MMC Corp. Bhd                                                15,957,680   9,098,620    0.1%
*   MNRB Holdings Bhd                                             1,628,900   1,226,806    0.0%
*   Mudajaya Group Bhd                                            4,318,700     997,278    0.0%
#   Muhibbah Engineering M Bhd                                    3,969,100   2,173,496    0.0%
*   Mulpha International Bhd                                     22,576,600   1,129,325    0.0%
*   Naim Holdings Bhd                                             2,091,600     773,306    0.0%
    Negri Sembilan Oil Palms Bhd                                     62,900      64,215    0.0%
    Oriental Holdings Bhd                                         3,638,979   6,046,200    0.1%
    OSK Holdings Bhd                                              7,346,271   2,645,375    0.0%
    Pacific & Orient Bhd                                            334,330     103,591    0.0%
    Panasonic Manufacturing Malaysia Bhd                            346,880   3,058,740    0.0%
    Pantech Group Holdings Bhd                                    3,636,758     480,748    0.0%
*   Paracorp Bhd                                                    252,000          --    0.0%
    Paramount Corp. Bhd                                           1,660,525     568,888    0.0%
#*  Parkson Holdings Bhd                                          8,069,328   1,451,904    0.0%
*   Perisai Petroleum Teknologi Bhd                                 394,200       3,754    0.0%
    Pie Industrial Bhd                                              987,900     459,337    0.0%
    Pos Malaysia Bhd                                                277,117     264,219    0.0%
    PPB Group Bhd                                                 8,068,066  30,999,192    0.2%
    Press Metal Bhd                                               2,482,662   2,579,576    0.0%
*   Prime Utilities Bhd                                              39,000          --    0.0%
    Protasco Bhd                                                  2,991,400   1,134,079    0.0%
    RHB Bank Bhd                                                 13,951,600  16,065,070    0.1%
*   Rimbunan Sawit Bhd                                            6,810,000     827,482    0.0%
#   Salcon Bhd                                                      658,500      96,475    0.0%
#*  Sapurakencana Petroleum Bhd                                  27,001,600  10,382,035    0.1%
#   Sarawak Oil Palms Bhd                                           468,120     413,672    0.0%
*   Scomi Energy Services Bhd                                       352,300      13,881    0.0%
*   Scomi Group Bhd                                              23,530,600     641,945    0.0%
    Selangor Dredging Bhd                                         1,352,800     280,129    0.0%
    Selangor Properties Bhd                                          75,300      89,758    0.0%
    Shangri-La Hotels Malaysia Bhd                                  659,000     825,684    0.0%
*   Shell Refining Co. Federation of Malaya Bhd                      68,700      49,937    0.0%
    SHL Consolidated Bhd                                            331,800     234,119    0.0%
#   SP Setia Bhd Group                                            5,275,461   4,408,187    0.0%
    Star Media Group Bhd                                          1,607,100     964,994    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
MALAYSIA -- (Continued)
#*  Sumatec Resources Bhd                                         2,855,100 $     43,960    0.0%
#   Sunway Bhd                                                   13,657,326   10,157,137    0.1%
#   Supermax Corp. Bhd                                            6,429,200    3,323,717    0.0%
    Suria Capital Holdings Bhd                                      824,400      408,489    0.0%
    Symphony Life Bhd                                             1,658,855      268,951    0.0%
#   Ta Ann Holdings Bhd                                           2,235,026    1,881,543    0.0%
    TA Enterprise Bhd                                            21,041,700    2,404,823    0.0%
    TA Global Bhd                                                15,532,980      813,984    0.0%
*   Talam Transform Bhd                                           3,183,850       29,455    0.0%
#   Taliworks Corp. Bhd                                             327,000      119,105    0.0%
    TAN Chong Motor Holdings Bhd                                  4,589,800    2,086,514    0.0%
*   Tanjung Offshore Bhd                                             15,100        1,111    0.0%
    TDM Bhd                                                      13,551,200    2,242,454    0.0%
*   TH Plantations Bhd                                              900,500      242,456    0.0%
#   Time dotCom Bhd                                               4,938,880    9,421,758    0.1%
    Tiong NAM Logistics Holdings                                    595,500      241,159    0.0%
#   Tropicana Corp. Bhd                                           8,154,733    1,975,450    0.0%
    UEM Edgenta Bhd                                               1,824,800    1,458,431    0.0%
#   UEM Sunrise Bhd                                              19,972,745    5,322,287    0.1%
#   UMW Holdings Bhd                                                967,800    1,371,038    0.0%
#*  UMW Oil & Gas Corp. Bhd                                       3,238,300      653,825    0.0%
#   Unisem M Bhd                                                  7,206,400    4,375,237    0.0%
    United Malacca Bhd                                              960,500    1,275,523    0.0%
    United Plantations Bhd                                          204,000    1,356,183    0.0%
    United U-Li Corp. Bhd                                            56,400       50,171    0.0%
    UOA Development Bhd                                           7,096,000    4,352,020    0.0%
#   VS Industry Bhd                                               4,285,865    1,448,979    0.0%
    Wah Seong Corp. Bhd                                           4,952,883    1,013,771    0.0%
#   WCT Holdings Bhd                                             14,541,620    5,885,110    0.1%
    Wing Tai Malaysia Bhd                                         2,781,650      714,722    0.0%
#   WTK Holdings Bhd                                              5,925,650    1,524,964    0.0%
#*  YNH Property Bhd                                              6,942,625    2,586,182    0.0%
    YTL Corp. Bhd                                                89,104,250   33,783,425    0.2%
*   YTL Land & Development Bhd                                    3,544,900      493,651    0.0%
                                                                            ------------    ---
TOTAL MALAYSIA                                                               577,744,389    3.5%
                                                                            ------------    ---
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A                                  34,589,985   52,486,153    0.3%
    Alpek S.A.B. de C.V.                                          3,901,309    5,808,308    0.0%
    Arca Continental S.A.B. de C.V.                                 227,746    1,415,324    0.0%
#*  Axtel S.A.B. de C.V.                                         10,802,374    2,669,017    0.0%
*   Bio Pappel S.A.B. de C.V.                                       439,582      576,776    0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                           13,493,350  117,122,279    0.7%
*   Cia Minera Autlan S.A.B. de C.V. Series B                        21,493        8,426    0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Series L                       1,408,075   10,572,668    0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    136,577   10,244,641    0.1%
    Consorcio ARA S.A.B. de C.V. Series *                         9,395,648    3,554,250    0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                     1,560,786    1,486,384    0.0%
#   Corp. Actinver S.A.B. de C.V.                                   105,133       74,479    0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                            154,961      284,736    0.0%
    Dine S.A.B. de C.V.                                           1,027,267      619,589    0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1                    1,533       15,978    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
MEXICO -- (Continued)
*   Empaques Ponderosa S.A. de C.V.                                  90,000 $         --    0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,633,336  156,261,255    0.9%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                696,005      835,162    0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                               1,749,952    3,441,390    0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             378,976   36,620,451    0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               78,279   12,446,361    0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                          7,721,656   33,744,711    0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,738,354    8,801,386    0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                         2,497,484    5,554,956    0.0%
#   Grupo Elektra S.A.B. de C.V.                                    254,160    3,516,904    0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,828,859    1,225,774    0.0%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O              21,258,812  125,409,107    0.8%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O              14,772,311   24,072,122    0.2%
#   Grupo Financiero Interacciones SA de C.V. Class O               708,084    3,465,307    0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      4,341,414    7,862,367    0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR  1,632,369   14,772,939    0.1%
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076      897,240    0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                            805,727    1,951,547    0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                2,749,400    3,344,199    0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V.                      1,338,007    2,680,120    0.0%
    Grupo KUO S.A.B. de C.V. Series B                             2,034,528    4,036,548    0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         36,736,533   90,184,389    0.6%
*   Grupo Pochteca S.A.B. de C.V.                                    67,810       32,935    0.0%
*   Grupo Posadas S.A.B. de C.V.                                    355,113      891,211    0.0%
*   Grupo Qumma SA de C.V. Series B                                   5,301           --    0.0%
    Grupo Sanborns S.A.B. de C.V.                                 1,252,776    1,558,265    0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,169,462    4,088,569    0.0%
*   Grupo Sports World S.A.B. de C.V.                               293,561      262,483    0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,777,377    7,853,898    0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  40,783    2,157,421    0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         2,014,328    9,516,930    0.1%
    Industrias Penoles S.A.B. de C.V.                               298,966    7,232,538    0.1%
#*  La Comer S.A.B. de C.V.                                       5,414,652    4,970,330    0.0%
    Medica Sur S.A.B. de C.V. Series B                                1,000        2,227    0.0%
    Megacable Holdings S.A.B. de C.V.                               109,722      401,596    0.0%
    Mexichem S.A.B. de C.V.                                       8,452,281   20,199,436    0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                         7,179,830    5,576,420    0.0%
*   OHL Mexico S.A.B. de C.V.                                     9,746,749   11,437,643    0.1%
#   Organizacion Cultiba S.A.B. de C.V.                             170,021      187,733    0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                  14,733,640   40,043,759    0.3%
#   Qualitas Controladora S.A.B. de C.V.                          1,652,078    3,046,131    0.0%
*   Savia SA Class A                                              3,457,285           --    0.0%
#   TV Azteca S.A.B. de C.V.                                      9,264,749    1,764,621    0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                           9,101       10,304    0.0%
    Vitro S.A.B. de C.V. Series A                                 1,499,658    4,939,088    0.0%
                                                                            ------------    ---
TOTAL MEXICO                                                                 874,236,781    5.3%
                                                                            ------------    ---
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                              17,425,400    2,140,500    0.0%
    ACR Mining Corp.                                                105,455        7,309    0.0%
    Alliance Global Group, Inc.                                  30,705,606    9,038,877    0.1%
    Alsons Consolidated Resources, Inc.                          20,894,000      604,920    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
PHILIPPINES -- (Continued)
*   Atlas Consolidated Mining & Development Corp.                  5,351,500 $    438,408    0.0%
    Bank of the Philippine Islands                                   234,470      489,264    0.0%
    BDO Unibank, Inc.                                             11,854,265   27,608,078    0.2%
    Cebu Air, Inc.                                                 2,168,500    4,704,255    0.0%
    Cebu Holdings, Inc.                                            1,032,250      109,886    0.0%
    Century Properties Group, Inc.                                28,217,400      349,448    0.0%
    China Banking Corp.                                              466,371      365,385    0.0%
    Cosco Capital, Inc.                                           10,643,700    1,866,226    0.0%
    DMCI Holdings, Inc.                                              653,400      168,484    0.0%
    East West Banking Corp.                                          124,500       49,123    0.0%
    EEI Corp.                                                      1,150,300      170,873    0.0%
*   Empire East Land Holdings, Inc.                               24,178,000      378,944    0.0%
    Energy Development Corp.                                       1,168,200      142,271    0.0%
*   Export & Industry Bank, Inc. Class A                              14,950           --    0.0%
    Filinvest Development Corp.                                      142,800       24,106    0.0%
    Filinvest Land, Inc.                                         205,242,031    7,475,599    0.1%
    First Philippine Holdings Corp.                                4,618,290    6,612,720    0.0%
*   Fwbc Holdings, Inc.                                            5,471,786           --    0.0%
    Integrated Micro-Electronics, Inc.                               248,900       31,153    0.0%
    JG Summit Holdings, Inc.                                       8,990,930   14,085,436    0.1%
    Lopez Holdings Corp.                                          34,749,200    5,702,631    0.0%
    LT Group, Inc.                                                13,887,300    4,140,209    0.0%
*   Megawide Construction Corp.                                      632,000      195,443    0.0%
    Megaworld Corp.                                              166,539,400   13,804,310    0.1%
    Metropolitan Bank & Trust Co.                                  8,134,630   13,661,158    0.1%
*   Mondragon International Philippines, Inc.                      2,464,000           --    0.0%
    Nickel Asia Corp.                                                627,500       89,030    0.0%
    Pepsi-Cola Products Philippines, Inc.                            709,000       45,511    0.0%
    Petron Corp.                                                  15,595,000    3,332,854    0.0%
    Philippine National Bank                                       4,899,113    5,863,157    0.0%
*   Philippine National Construction Corp.                           398,900        7,571    0.0%
    Philippine Savings Bank                                        1,232,313    2,491,721    0.0%
*   Philippine Townships, Inc.                                       226,200           --    0.0%
*   Philtown Properties, Inc.                                          6,701           --    0.0%
    Phinma Corp.                                                     865,998      204,311    0.0%
    Phinma Energy Corp.                                           26,285,000    1,176,843    0.0%
    Phoenix Petroleum Philippines, Inc.                              507,600       61,065    0.0%
    RFM Corp.                                                        976,000       86,732    0.0%
    Rizal Commercial Banking Corp.                                 4,714,948    3,495,459    0.0%
    Robinsons Land Corp.                                          29,823,950   19,064,542    0.1%
    Robinsons Retail Holdings, Inc.                                  308,660      492,366    0.0%
    San Miguel Corp.                                               6,759,016   11,245,585    0.1%
    San Miguel Pure Foods Co., Inc.                                   63,140      293,581    0.0%
    Security Bank Corp.                                            1,880,714    8,561,351    0.1%
*   Top Frontier Investment Holdings, Inc.                           628,532    3,044,553    0.0%
    Travellers International Hotel Group, Inc.                     1,539,200      106,569    0.0%
    Union Bank of the Philippines                                  4,413,349    6,830,531    0.1%
    Universal Robina Corp.                                           743,935    2,795,543    0.0%
    Vista Land & Lifescapes, Inc.                                 75,486,968    8,149,442    0.1%
                                                                             ------------    ---
TOTAL PHILIPPINES                                                             191,803,333    1.2%
                                                                             ------------    ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
POLAND -- (1.5%)
    Agora SA                                                        578,734 $  1,633,847    0.0%
    Asseco Poland SA                                              1,330,913   17,789,337    0.1%
*   Bank Millennium SA                                            3,927,942    5,781,175    0.0%
    Ciech SA                                                        378,418    6,171,808    0.1%
#*  Enea SA                                                       2,384,313    6,107,651    0.0%
    Firma Oponiarska Debica SA                                       74,997    1,913,641    0.0%
*   Getin Holding SA                                              2,977,249      873,074    0.0%
#*  Getin Noble Bank SA                                           1,077,448      360,210    0.0%
*   Gobarto SA                                                       56,943       87,588    0.0%
    Grupa Azoty SA                                                  161,472    2,571,748    0.0%
    Grupa Kety SA                                                    92,776    9,254,531    0.1%
#*  Grupa Lotos SA                                                1,619,206   14,039,406    0.1%
*   Impexmetal SA                                                 5,046,806    3,511,670    0.0%
#*  Integer.pl SA                                                     1,510       13,409    0.0%
#*  Jastrzebska Spolka Weglowa SA                                   184,341    3,418,718    0.0%
    Kernel Holding SA                                               440,617    7,050,726    0.1%
    KGHM Polska Miedz SA                                          1,974,521   35,838,395    0.2%
    LC Corp. SA                                                   1,199,107      595,739    0.0%
#*  Lubelski Wegiel Bogdanka SA                                      10,880      193,070    0.0%
#   Netia SA                                                      4,474,891    5,303,870    0.0%
    Orbis SA                                                        503,480    9,100,628    0.1%
*   Pelion SA                                                        10,134      140,526    0.0%
    PGE Polska Grupa Energetyczna SA                             14,513,224   38,026,049    0.2%
*   PKP Cargo SA                                                      5,859       64,165    0.0%
#   Polski Koncern Naftowy Orlen SA                               3,609,126   71,505,205    0.4%
    Powszechna Kasa Oszczednosci Bank Polski SA                   1,151,786    8,068,526    0.1%
*   Tauron Polska Energia SA                                     16,990,517   11,481,181    0.1%
    Trakcja SA                                                      664,120    2,275,170    0.0%
*   Vistula Group SA                                                 54,605       48,678    0.0%
                                                                            ------------    ---
TOTAL POLAND                                                                 263,219,741    1.6%
                                                                            ------------    ---
RUSSIA -- (2.2%)
*   AFI Development P.L.C. GDR                                       31,827        3,835    0.0%
    Gazprom PJSC Sponsored ADR                                   61,401,592  264,756,173    1.5%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223   74,239,014    0.4%
    Lukoil PJSC Sponsored ADR(69343P105)                            197,577    9,604,218    0.1%
    Magnitogorsk Iron & Steel OJSC GDR                            1,412,867    9,281,143    0.1%
*   Mechel PJSC Sponsored ADR                                        83,251      411,260    0.0%
    RusHydro PJSC ADR                                             8,628,608   10,509,869    0.1%
                                                                            ------------    ---
TOTAL RUSSIA                                                                 368,805,512    2.2%
                                                                            ------------    ---
SOUTH AFRICA -- (7.1%)
    Adcorp Holdings, Ltd.                                           928,945      933,962    0.0%
    Aeci, Ltd.                                                    1,305,204    9,858,018    0.1%
*   African Bank Investments, Ltd.                                9,264,952        3,474    0.0%
    African Oxygen, Ltd.                                             45,466       66,313    0.0%
    African Rainbow Minerals, Ltd.                                1,833,355   13,283,249    0.1%
    Alexander Forbes Group Holdings, Ltd.                           219,133       99,493    0.0%
*   Allied Electronics Corp., Ltd. Class A                           26,803       13,854    0.0%
*   Anglo American Platinum, Ltd.                                    98,018    2,317,507    0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                         1,382,157   18,990,837    0.1%
*   ArcelorMittal South Africa, Ltd.                              2,390,579    2,046,888    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
SOUTH AFRICA -- (Continued)
*   Aveng, Ltd.                                                   7,422,053 $  3,891,252    0.0%
    Barclays Africa Group, Ltd.                                   5,579,767   64,750,119    0.4%
    Barloworld, Ltd.                                              4,883,085   31,540,754    0.2%
    Blue Label Telecoms, Ltd.                                     3,760,437    5,685,520    0.0%
#*  Brait SE                                                      2,391,574   15,872,937    0.1%
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    3,016,144    0.0%
    Clover Industries, Ltd.                                       1,275,295    1,646,099    0.0%
*   Consolidated Infrastructure Group, Ltd.                         409,539      712,147    0.0%
    DataTec, Ltd.                                                 3,542,034   11,779,967    0.1%
    Distell Group, Ltd.                                              55,963      686,944    0.0%
#   DRDGOLD, Ltd.                                                 5,320,916    2,698,055    0.0%
#*  Eqstra Holdings, Ltd.                                         3,474,295      675,197    0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                         120,337          226    0.0%
    Exxaro Resources, Ltd.                                        1,763,223   12,996,309    0.1%
    Gold Fields, Ltd.                                             2,664,475   10,989,011    0.1%
    Gold Fields, Ltd. Sponsored ADR                              12,391,918   51,426,460    0.3%
    Grindrod, Ltd.                                                7,724,928    6,363,922    0.0%
    Group Five, Ltd.                                              1,678,632    2,878,031    0.0%
    Harmony Gold Mining Co., Ltd.                                 1,605,176    4,983,185    0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788    1,558,968    0.0%
    Hudaco Industries, Ltd.                                         136,179    1,103,909    0.0%
*   Hulamin, Ltd.                                                 1,790,383      691,609    0.0%
*   Impala Platinum Holdings, Ltd.                                6,689,573   27,030,236    0.2%
    Imperial Holdings, Ltd.                                       1,648,309   20,819,284    0.1%
    Investec, Ltd.                                                3,952,103   24,339,875    0.2%
*   JCI, Ltd.                                                    10,677,339           --    0.0%
    KAP Industrial Holdings, Ltd.                                   865,789      497,654    0.0%
#*  Kumba Iron Ore, Ltd.                                            119,427    1,216,206    0.0%
#   Lewis Group, Ltd.                                             1,852,654    5,491,634    0.0%
    Liberty Holdings, Ltd.                                        1,680,993   14,472,753    0.1%
    Merafe Resources, Ltd.                                       22,040,287    2,073,859    0.0%
    Metair Investments, Ltd.                                      1,288,607    1,816,144    0.0%
    MMI Holdings, Ltd.                                           17,493,889   29,304,705    0.2%
    Mondi, Ltd.                                                     327,295    6,393,197    0.1%
    Mpact, Ltd.                                                   2,498,915    6,114,312    0.0%
    MTN Group, Ltd.                                              10,762,518   92,959,482    0.6%
    Murray & Roberts Holdings, Ltd.                               6,076,782    4,172,433    0.0%
#   Nampak, Ltd.                                                  1,584,420    2,209,636    0.0%
    Nedbank Group, Ltd.                                           3,173,298   51,943,749    0.3%
*   Northam Platinum, Ltd.                                        1,107,927    4,036,704    0.0%
    Omnia Holdings, Ltd.                                            525,110    6,359,299    0.0%
    Peregrine Holdings, Ltd.                                      1,278,194    2,464,496    0.0%
*   Pinnacle Holdings, Ltd.                                         866,898    1,151,126    0.0%
    Raubex Group, Ltd.                                            1,981,831    3,694,408    0.0%
    RCL Foods, Ltd.                                                  90,842       92,469    0.0%
    Reunert, Ltd.                                                   495,102    2,262,550    0.0%
*   Royal Bafokeng Platinum, Ltd.                                   460,976    1,406,683    0.0%
    Sanlam, Ltd.                                                  5,572,241   26,990,264    0.2%
*   Sappi, Ltd.                                                   8,499,396   47,292,839    0.3%
*   Sappi, Ltd. Sponsored ADR                                       660,121    3,683,475    0.0%
    Sasol, Ltd.                                                   3,802,484  105,005,545    0.6%
    Sasol, Ltd. Sponsored ADR                                     1,664,260   45,783,792    0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
SOUTH AFRICA -- (Continued)
    Sibanye Gold, Ltd. Sponsored ADR                              1,445,989 $   16,195,077    0.1%
    Standard Bank Group, Ltd.                                    16,569,484    175,889,757    1.1%
*   Stefanutti Stocks Holdings, Ltd.                                526,548        182,552    0.0%
    Steinhoff International Holdings NV                          24,951,223    134,603,568    0.8%
*   Super Group, Ltd.                                             4,217,794     12,448,559    0.1%
    Telkom SA SOC, Ltd.                                           5,017,373     23,127,550    0.2%
    Tongaat Hulett, Ltd.                                          1,217,594     11,003,633    0.1%
#   Trencor, Ltd.                                                 1,507,605      3,205,941    0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 431,964      4,869,271    0.0%
*   Zeder Investments, Ltd.                                               1             --    0.0%
                                                                            --------------    ---
TOTAL SOUTH AFRICA                                                           1,206,165,077    7.2%
                                                                            --------------    ---
SOUTH KOREA -- (14.1%)
#   Ace Technologies Corp.                                           96,925        315,918    0.0%
#*  AJ Rent A Car Co., Ltd.                                          57,800        498,194    0.0%
*   Amotech Co., Ltd.                                                36,121        545,031    0.0%
#   Asia Cement Co., Ltd.                                            10,074        647,915    0.0%
#   ASIA Holdings Co., Ltd.                                          27,584      2,423,062    0.0%
#*  Asia Paper Manufacturing Co., Ltd.                               56,207        957,928    0.0%
*   Asiana Airlines, Inc.                                           237,160        957,311    0.0%
#*  AUK Corp.                                                       405,252        791,341    0.0%
#   Austem Co., Ltd.                                                193,239        540,943    0.0%
    Avaco Co., Ltd.                                                  18,015         94,380    0.0%
#*  BH Co., Ltd.                                                     19,986        189,509    0.0%
#   BNK Financial Group, Inc.                                     2,892,220     23,443,592    0.2%
    Bookook Securities Co., Ltd.                                     28,655        500,325    0.0%
    BYC Co., Ltd.                                                       752        286,817    0.0%
#*  Capro Corp.                                                      79,730        383,756    0.0%
*   Chemtronics Co., Ltd.                                             2,627         13,370    0.0%
#*  China Great Star International, Ltd.                            595,580        675,652    0.0%
    Chinyang Holdings Corp.                                          26,720         81,155    0.0%
#   Chokwang Paint, Ltd.                                             16,217        161,348    0.0%
#   Chongkundang Holdings Corp.                                       2,179        126,162    0.0%
    Chosun Refractories Co., Ltd.                                     9,716        780,666    0.0%
    CJ Hellovision Co., Ltd.                                         95,342        680,495    0.0%
    CJ O Shopping Co., Ltd.                                           5,831        825,598    0.0%
    CKD Bio Corp.                                                     2,284         44,542    0.0%
#*  Cosmochemical Co., Ltd.                                         115,498        437,807    0.0%
#   Dae Dong Industrial Co., Ltd.                                   145,909        861,135    0.0%
#   Dae Han Flour Mills Co., Ltd.                                    14,500      2,234,533    0.0%
#   Dae Hyun Co., Ltd.                                               40,551        132,575    0.0%
    Dae Won Kang Up Co., Ltd.                                       245,096      1,105,656    0.0%
#*  Dae Young Packaging Co., Ltd.                                 1,121,470        983,240    0.0%
#*  Dae-Il Corp.                                                     71,782        630,024    0.0%
#*  Daechang Co., Ltd.                                              526,706        428,422    0.0%
    Daeduck Electronics Co.                                         217,109      1,427,061    0.0%
#   Daeduck GDS Co., Ltd.                                           292,352      3,037,236    0.0%
#   Daegu Department Store                                           71,060        822,508    0.0%
#   Daehan Steel Co., Ltd.                                          176,108      1,434,922    0.0%
#   Daekyo Co., Ltd.                                                184,455      1,344,255    0.0%
    Daelim Industrial Co., Ltd.                                     270,338     19,265,125    0.1%
    Daesang Holdings Co., Ltd.                                      104,641        954,332    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
SOUTH KOREA -- (Continued)
#   Daesung Holdings Co., Ltd.                                      42,463 $   342,262    0.0%
    Daewon San Up Co., Ltd.                                          6,072      43,846    0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                    964,334   5,318,753    0.1%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             491,004   1,922,393    0.0%
*   Dahaam E-Tec Co., Ltd.                                           3,535      10,427    0.0%
#   Daishin Securities Co., Ltd.                                   590,481   5,430,071    0.1%
#   Daou Data Corp.                                                 15,106     138,926    0.0%
    Daou Technology, Inc.                                          237,303   4,280,568    0.0%
#*  Dasan Networks, Inc.                                           134,840     798,097    0.0%
    DGB Financial Group, Inc.                                    1,625,465  13,615,861    0.1%
    Display Tech Co., Ltd.                                          43,544     151,345    0.0%
    DK UIL Co., Ltd.                                                25,593     243,566    0.0%
#   Dong Ah Tire & Rubber Co., Ltd.                                 96,629   2,035,161    0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                        47,826     344,989    0.0%
#   Dong-Il Corp.                                                   17,861     947,282    0.0%
#   Dongbang Transport Logistics Co., Ltd.                         221,137     404,949    0.0%
#*  Dongbu Co., Ltd.                                               469,666     328,641    0.0%
#*  Dongbu Securities Co., Ltd.                                    412,339   1,194,514    0.0%
#   Dongil Industries Co., Ltd.                                     16,483   1,044,154    0.0%
#*  Dongkook Industrial Co., Ltd.                                  288,799     558,615    0.0%
    Dongkuk Industries Co., Ltd.                                   127,071     549,142    0.0%
#*  Dongkuk Steel Mill Co., Ltd.                                   954,772   6,812,705    0.1%
    DONGSUNG Corp.                                                  24,827     140,021    0.0%
#   Dongwha Pharm Co., Ltd.                                         56,231     381,421    0.0%
    Dongwon Development Co., Ltd.                                   19,628      78,312    0.0%
#   Dongwoo Co., Ltd.                                               14,971      52,986    0.0%
#   Dongyang E&P, Inc.                                              32,885     384,364    0.0%
#   Doosan Corp.                                                   112,906  10,102,603    0.1%
#*  Doosan Engine Co., Ltd.                                        112,890     347,607    0.0%
    Doosan Heavy Industries & Construction Co., Ltd.               528,862  12,066,160    0.1%
#*  Doosan Infracore Co., Ltd.                                   1,493,659   9,019,862    0.1%
#   DRB Holding Co., Ltd.                                          114,917   1,284,074    0.0%
#   DY Corp.                                                       251,346   1,374,707    0.0%
#   e-LITECOM Co., Ltd.                                             78,775     668,951    0.0%
#   E-MART, Inc.                                                   173,261  24,568,431    0.2%
#   Eagon Industrial, Ltd.                                          44,518     440,549    0.0%
#   Easy Bio, Inc.                                                  81,361     429,423    0.0%
#   Elentec Co., Ltd.                                               57,025     259,054    0.0%
#   Eugene Corp.                                                   553,471   2,226,073    0.0%
#*  Eugene Investment & Securities Co., Ltd.                     1,130,616   2,371,697    0.0%
    Eusu Holdings Co., Ltd.                                         38,984     212,973    0.0%
#   EVERDIGM Corp.                                                  21,489     171,413    0.0%
    F&F Co., Ltd.                                                    2,792      39,241    0.0%
#*  FarmStory Co., Ltd.                                            107,663     124,502    0.0%
#   Fine Technix Co., Ltd.                                         187,057     446,799    0.0%
    Fursys, Inc.                                                    28,479     844,503    0.0%
#   Gaon Cable Co., Ltd.                                            25,249     445,138    0.0%
#*  Global Display Co., Ltd.                                        32,534      95,691    0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                  70,139     475,778    0.0%
#*  GS Engineering & Construction Corp.                            443,425  10,350,991    0.1%
#*  GS Global Corp.                                                211,068     493,054    0.0%
    GS Holdings Corp.                                              603,727  26,858,939    0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Gwangju Shinsegae Co., Ltd.                                      5,985 $  1,312,180    0.0%
#*  Halla Corp.                                                     75,864      304,594    0.0%
#   Halla Holdings Corp.                                            62,976    3,725,239    0.0%
    Han Kuk Carbon Co., Ltd.                                        46,780      249,066    0.0%
    Hana Financial Group, Inc.                                   3,086,346   88,276,195    0.5%
#   Hana Micron, Inc.                                               84,391      377,098    0.0%
#   Handsome Co., Ltd.                                              86,690    3,072,764    0.0%
#   Hanil Cement Co., Ltd.                                          51,641    3,351,219    0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.               571,915    1,945,992    0.0%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144      847,295    0.0%
#   Hanjin Kal Corp.                                               178,382    2,632,152    0.0%
#   Hanjin Transportation Co., Ltd.                                123,466    3,174,139    0.0%
    Hankuk Glass Industries, Inc.                                   17,640      413,859    0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                            34,577      877,605    0.0%
    HanmiGlobal Co., Ltd.                                           13,645      107,138    0.0%
*   Hanshin Construction                                             6,921      107,456    0.0%
#*  Hansol Holdings Co., Ltd.                                      466,767    2,620,816    0.0%
#*  Hansol HomeDeco Co., Ltd.                                      408,594      624,246    0.0%
    Hansol Paper Co., Ltd.                                         142,915    2,530,813    0.0%
    Hanwha Chemical Corp.                                        1,003,728   23,632,373    0.2%
    Hanwha Corp.                                                   740,315   24,110,863    0.2%
#   Hanwha Galleria Timeworld Co., Ltd.                              2,375       81,536    0.0%
    Hanwha General Insurance Co., Ltd.                             122,173      810,006    0.0%
#*  Hanwha Investment & Securities Co., Ltd.                       915,980    1,787,724    0.0%
    Hanwha Life Insurance Co., Ltd.                              2,512,656   13,717,869    0.1%
#   Hanyang Securities Co., Ltd.                                    92,428      600,547    0.0%
*   Harim Holdings Co., Ltd.                                        19,889       69,514    0.0%
#   Heung-A Shipping Co., Ltd.                                   1,102,548    1,615,503    0.0%
#   Hitejinro Holdings Co., Ltd.                                   117,810    1,228,823    0.0%
#   HMC Investment Securities Co., Ltd.                            247,176    2,058,139    0.0%
#   HS R&A Co., Ltd.                                                35,942    1,020,688    0.0%
    Humax Co., Ltd.                                                193,812    2,469,930    0.0%
#   Huvis Corp.                                                     64,280      402,402    0.0%
#   Hwa Shin Co., Ltd.                                             147,530      887,892    0.0%
#   Hwacheon Machine Tool Co., Ltd.                                 14,227      624,005    0.0%
    HwaSung Industrial Co., Ltd.                                    48,321      530,227    0.0%
    Hy-Lok Corp.                                                     9,610      191,102    0.0%
    Hyosung Corp.                                                  102,032   11,918,853    0.1%
#*  Hyundai BNG Steel Co., Ltd.                                    127,884    1,287,016    0.0%
    Hyundai Corp.                                                   33,801      619,081    0.0%
    Hyundai Department Store Co., Ltd.                             139,694   14,331,079    0.1%
    Hyundai Engineering & Construction Co., Ltd.                   478,866   17,296,927    0.1%
#   Hyundai Greenfood Co., Ltd.                                     46,329      677,939    0.0%
#*  Hyundai Heavy Industries Co., Ltd.                             411,885   52,235,381    0.3%
    Hyundai Home Shopping Network Corp.                              9,169      909,019    0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 286,078      923,958    0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                 80,621    4,932,518    0.0%
    Hyundai Mobis Co., Ltd.                                        254,752   60,760,449    0.4%
    Hyundai Motor Co.                                            1,517,445  185,263,981    1.1%
#*  Hyundai Rotem Co., Ltd.                                          6,913      112,878    0.0%
    Hyundai Steel Co.                                            1,050,773   45,277,684    0.3%
#   Hyundai Wia Corp.                                              143,808    9,865,603    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
    Ilji Technology Co., Ltd.                                       13,647 $     87,073    0.0%
#*  Iljin Display Co., Ltd.                                         54,206      194,722    0.0%
#   Iljin Electric Co., Ltd.                                       230,699      936,169    0.0%
#   Ilshin Spinning Co., Ltd.                                       16,812    1,910,247    0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407      931,778    0.0%
#   Industrial Bank of Korea                                     2,328,028   26,798,145    0.2%
*   InnoWireless, Inc.                                               1,805       13,693    0.0%
#*  Interflex Co., Ltd.                                             37,223      530,344    0.0%
#   Intergis Co., Ltd.                                              49,180      142,012    0.0%
    Interpark Holdings Corp.                                       181,954      792,501    0.0%
    INTOPS Co., Ltd.                                                76,349    1,347,385    0.0%
    Inzi Controls Co., Ltd.                                         89,540      391,493    0.0%
#   INZI Display Co., Ltd.                                         244,705      437,953    0.0%
#   ISU Chemical Co., Ltd.                                          83,274    1,127,371    0.0%
#   IsuPetasys Co., Ltd.                                           181,155      661,144    0.0%
#   Jahwa Electronics Co., Ltd.                                     68,255      866,539    0.0%
#   JB Financial Group Co., Ltd.                                   912,123    4,729,329    0.0%
#   Kangnam Jevisco Co., Ltd.                                       32,637    1,062,140    0.0%
#   KB Capital Co., Ltd.                                            95,780    2,197,783    0.0%
    KB Financial Group, Inc.                                     1,584,101   58,638,345    0.4%
    KB Financial Group, Inc. ADR                                 3,020,559  111,700,272    0.7%
    KB Insurance Co., Ltd.                                         308,221    7,789,456    0.1%
    KC Green Holdings Co., Ltd.                                      3,401       25,663    0.0%
    KCC Corp.                                                       47,542   16,784,884    0.1%
#*  KEC Corp.                                                      432,094      363,014    0.0%
#   Keyang Electric Machinery Co., Ltd.                            183,876      801,031    0.0%
#   KG Chemical Corp.                                               57,540      702,595    0.0%
#   KG Eco Technology Service Co., Ltd.                            128,486      366,293    0.0%
#   KH Vatec Co., Ltd.                                             138,316    1,520,106    0.0%
    Kia Motors Corp.                                             2,442,082   86,715,201    0.5%
#   KISCO Corp.                                                     52,726    1,732,037    0.0%
#   KISCO Holdings Co., Ltd.                                        11,405      612,838    0.0%
#   Kishin Corp.                                                   107,298      497,903    0.0%
#   KISWIRE, Ltd.                                                   89,105    3,038,146    0.0%
#*  KleanNara Co., Ltd.                                             33,493      156,022    0.0%
*   KMH Co., Ltd.                                                    2,583       18,546    0.0%
    Kolon Corp.                                                     20,698      918,999    0.0%
*   Kolon Global Corp.                                               5,196       60,631    0.0%
#   Kolon Industries, Inc.                                         210,202   13,654,810    0.1%
#   Kook Soon Dang Brewery Co., Ltd.                               112,565      656,203    0.0%
#   Korea Alcohol Industrial Co., Ltd.                              28,767      232,903    0.0%
#   Korea Circuit Co., Ltd.                                        146,625    1,031,204    0.0%
    Korea Electric Terminal Co., Ltd.                               15,636      976,677    0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,290       85,271    0.0%
#*  Korea Flange Co., Ltd.                                          67,906      859,415    0.0%
#   Korea Investment Holdings Co., Ltd.                            430,137   15,400,563    0.1%
#*  Korea Line Corp.                                                26,922      423,964    0.0%
*   Korean Air Lines Co., Ltd.                                     127,749    3,570,982    0.0%
#   Korean Reinsurance Co.                                         769,678    7,931,966    0.1%
#   Kortek Corp.                                                    71,671      878,656    0.0%
#   KPX Chemical Co., Ltd.                                          13,226      730,280    0.0%
    KSS LINE, Ltd.                                                  27,580      194,312    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  KTB Investment & Securities Co., Ltd.                          639,952 $ 1,599,420    0.0%
    KTCS Corp.                                                     102,235     219,677    0.0%
#   Kukdo Chemical Co., Ltd.                                        50,073   2,367,744    0.0%
    Kukdong Oil & Chemicals Co., Ltd.                                5,622      15,824    0.0%
#*  Kumho Electric Co., Ltd.                                        44,161     363,850    0.0%
#   Kumkang Kind Co., Ltd.                                           3,361     133,285    0.0%
#   Kwangju Bank                                                   147,127   1,298,466    0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                      38,242     487,919    0.0%
#   Kyobo Securities Co., Ltd.                                     206,079   1,669,471    0.0%
#   Kyung-In Synthetic Corp.                                        27,261     109,461    0.0%
#   Kyungbang, Ltd.                                                125,420   1,983,804    0.0%
    Kyungchang Industrial Co., Ltd.                                 28,508     125,119    0.0%
#   LEADCORP, Inc. (The)                                            55,918     388,531    0.0%
    LF Corp.                                                       183,379   3,476,610    0.0%
    LG Corp.                                                       841,761  45,014,141    0.3%
    LG Display Co., Ltd.                                         1,415,814  33,851,579    0.2%
#   LG Display Co., Ltd. ADR                                     3,991,524  47,938,203    0.3%
#   LG Electronics, Inc.                                         1,692,217  70,543,997    0.4%
    LG Hausys, Ltd.                                                 18,502   1,528,117    0.0%
    LG International Corp.                                         226,181   5,496,578    0.1%
    LG Uplus Corp.                                               2,100,307  21,646,190    0.1%
#   LMS Co., Ltd.                                                   14,112      93,317    0.0%
    Lotte Chemical Corp.                                            43,453  10,917,666    0.1%
#   Lotte Chilsung Beverage Co., Ltd.                                6,056   8,152,314    0.1%
#   Lotte Confectionery Co., Ltd.                                   16,259   2,729,259    0.0%
    LOTTE Fine Chemical Co., Ltd.                                   45,782   1,159,244    0.0%
    Lotte Food Co., Ltd.                                               838     505,780    0.0%
    LOTTE Himart Co., Ltd.                                          91,315   3,516,268    0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                             206,214     489,804    0.0%
#   Lotte Shopping Co., Ltd.                                       123,317  24,604,758    0.2%
    LS Corp.                                                       117,860   5,636,961    0.1%
#*  Lumens Co., Ltd.                                               138,587     486,598    0.0%
    MegaStudy Co., Ltd.                                              6,219     175,734    0.0%
    MegaStudyEdu Co., Ltd.                                           2,475     102,256    0.0%
    Meritz Financial Group, Inc.                                    57,067     560,567    0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                        11,441     159,211    0.0%
#   Meritz Securities Co., Ltd.                                  1,053,135   3,121,016    0.0%
    Mi Chang Oil Industrial Co., Ltd.                                5,239     402,959    0.0%
    Mirae Asset Daewoo Co., Ltd.                                 1,327,460   8,951,950    0.1%
    Mirae Asset Securities Co., Ltd.                               790,041  15,581,219    0.1%
#   MK Electron Co., Ltd.                                          146,681   1,075,651    0.0%
*   MNTech Co., Ltd.                                                75,700     375,300    0.0%
*   Mobase Co., Ltd.                                                15,349     100,628    0.0%
#   Moorim P&P Co., Ltd.                                           404,887   1,440,833    0.0%
#*  Moorim Paper Co., Ltd.                                         210,130     508,849    0.0%
#   Motonic Corp.                                                   77,783     629,666    0.0%
#   Namyang Dairy Products Co., Ltd.                                 2,975   1,752,588    0.0%
*   Neowiz Games Corp.                                              15,471     145,860    0.0%
#   NEOWIZ HOLDINGS Corp.                                           72,062     990,920    0.0%
#   Nexen Corp.                                                    179,318   1,251,739    0.0%
#   NH Investment & Securities Co., Ltd.                         1,207,525  10,618,098    0.1%
#*  NHN Entertainment Corp.                                         28,547   1,250,775    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Nong Shim Holdings Co., Ltd.                                    20,858 $  1,839,474    0.0%
#   NongShim Co., Ltd.                                               6,887    1,733,034    0.0%
#   NOROO Paint & Coatings Co., Ltd.                                45,161      364,840    0.0%
#   NPC                                                            116,690      642,277    0.0%
#*  OCI Co., Ltd.                                                  108,701    8,566,728    0.1%
    Opto Device Technology Co., Ltd.                                21,326      155,318    0.0%
*   Paik Kwang Industrial Co., Ltd.                                 23,328       37,991    0.0%
#*  Pan Ocean Co., Ltd.                                            433,842    1,365,085    0.0%
    Pang Rim Co., Ltd.                                               3,201       67,519    0.0%
#*  PaperCorea, Inc.                                               340,867      172,506    0.0%
#   Poongsan Corp.                                                 350,209   10,641,787    0.1%
    Poongsan Holdings Corp.                                         55,420    2,263,053    0.0%
    POSCO                                                          533,590  111,025,370    0.7%
    POSCO Sponsored ADR                                          1,449,591   75,306,252    0.5%
    POSCO Coated & Color Steel Co., Ltd.                             8,404      198,506    0.0%
    Posco Daewoo Corp.                                             174,399    3,786,944    0.0%
#*  Power Logics Co., Ltd.                                         242,843      786,345    0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                 86,477      882,972    0.0%
#   RFTech Co., Ltd.                                                50,474      301,839    0.0%
*   S&C Engine Group, Ltd.                                          86,137      110,760    0.0%
#   S&T Dynamics Co., Ltd.                                         344,607    2,783,701    0.0%
#   S&T Holdings Co., Ltd.                                         104,438    1,364,216    0.0%
    S&T Motiv Co., Ltd.                                             16,644      594,381    0.0%
#   S-Energy Co., Ltd.                                              28,801      247,785    0.0%
#*  Sajo Industries Co., Ltd.                                       18,924    1,031,930    0.0%
    Sam Young Electronics Co., Ltd.                                159,570    1,553,238    0.0%
    Sambo Motors Co., Ltd.                                          12,259       78,512    0.0%
    Samho Development Co., Ltd.                                      4,638       13,169    0.0%
#   SAMHWA Paints Industrial Co., Ltd.                              29,032      283,653    0.0%
#   Samick Musical Instruments Co., Ltd.                           221,199      443,911    0.0%
#*  Samji Electronics Co., Ltd.                                     10,273       73,959    0.0%
#   Samjin LND Co., Ltd.                                            92,054      236,133    0.0%
    Samkee Automotive Co., Ltd.                                     14,490       45,953    0.0%
    Sammok S-Form Co., Ltd.                                         16,882      203,330    0.0%
    Samsung Card Co., Ltd.                                          88,736    3,735,755    0.0%
#   Samsung Electro-Mechanics Co., Ltd.                            457,341   18,774,733    0.1%
    Samsung Electronics Co., Ltd.                                   24,020   34,356,481    0.2%
#*  Samsung Heavy Industries Co., Ltd.                           1,117,012    9,492,953    0.1%
    Samsung Life Insurance Co., Ltd.                               364,345   35,159,217    0.2%
#   Samsung SDI Co., Ltd.                                          387,366   31,882,640    0.2%
    Samsung Securities Co., Ltd.                                   282,137    8,485,432    0.1%
    Samyang Corp.                                                   13,390    1,202,325    0.0%
    Samyang Holdings Corp.                                          35,071    3,823,881    0.0%
    Samyang Tongsang Co., Ltd.                                      10,522      451,616    0.0%
#*  Samyoung Chemical Co., Ltd.                                    258,455      352,335    0.0%
#   SAVEZONE I&C Corp.                                              63,850      306,803    0.0%
#   SBS Media Holdings Co., Ltd.                                   384,794      958,990    0.0%
#   Seah Besteel Corp.                                             203,857    4,126,378    0.0%
#   SeAH Holdings Corp.                                             12,963    1,355,968    0.0%
    SeAH Steel Corp.                                                44,101    2,681,339    0.0%
    Sebang Co., Ltd.                                               136,608    1,795,750    0.0%
    Sebang Global Battery Co., Ltd.                                 67,437    2,184,639    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Sejong Industrial Co., Ltd.                                    154,092 $  1,387,793    0.0%
    Sejoong Co., Ltd.                                               23,733       89,148    0.0%
#*  Seohee Construction Co., Ltd.                                1,238,365    1,640,957    0.0%
    Seoyon Co., Ltd.                                                28,763      278,847    0.0%
    Sewon Precision Industry Co., Ltd.                               3,019       49,856    0.0%
#*  SFA Semicon Co, Ltd.                                           105,798      204,225    0.0%
#*  SG Corp.                                                        59,208       62,999    0.0%
#*  SG&G Corp.                                                      66,085      219,068    0.0%
    Shinhan Financial Group Co., Ltd.                            3,520,728  134,682,551    0.8%
    Shinhan Financial Group Co., Ltd. ADR                        1,516,469   58,596,362    0.4%
#   Shinsegae Information & Communication Co., Ltd.                  9,203      523,328    0.0%
    Shinsegae, Inc.                                                 97,043   15,762,314    0.1%
#*  Shinsung Tongsang Co., Ltd.                                    813,810      865,456    0.0%
#*  Shinwon Corp.                                                   82,700      118,435    0.0%
#   Shinyoung Securities Co., Ltd.                                  37,211    1,616,300    0.0%
#*  Signetics Corp.                                                594,215      912,109    0.0%
#   Silla Co., Ltd.                                                 64,953      797,107    0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                      3,959        9,169    0.0%
    SIMPAC, Inc.                                                    29,785      127,518    0.0%
#   Sindoh Co., Ltd.                                                48,776    2,237,929    0.0%
    SJM Co., Ltd.                                                   11,075       59,466    0.0%
#   SK Chemicals Co., Ltd.                                         121,677    6,351,858    0.1%
#   SK Gas, Ltd.                                                    56,144    4,718,548    0.0%
    SK Holdings Co., Ltd.                                          123,495   24,091,417    0.2%
    SK Hynix, Inc.                                                 335,733   12,008,034    0.1%
    SK Innovation Co., Ltd.                                        752,489   99,053,339    0.6%
    SK Networks Co., Ltd.                                        1,389,702    7,898,130    0.1%
#*  SK Securities Co., Ltd.                                      2,856,758    2,584,248    0.0%
    SKC Co., Ltd.                                                  193,631    4,568,037    0.0%
    SL Corp.                                                       199,061    2,650,016    0.0%
#*  Ssangyong Cement Industrial Co., Ltd.                          299,916    4,203,268    0.0%
#   Sun Kwang Co., Ltd.                                             21,595      341,355    0.0%
#   Sunchang Corp.                                                  25,879      232,260    0.0%
#   Sung Kwang Bend Co., Ltd.                                       90,554      743,779    0.0%
#   Sungchang Enterprise Holdings, Ltd.                            326,002      866,945    0.0%
#*  Sungshin Cement Co., Ltd.                                      228,799    1,519,372    0.0%
#   Sungwoo Hitech Co., Ltd.                                       466,875    3,125,572    0.0%
#   Tae Kyung Industrial Co., Ltd.                                 120,772      510,859    0.0%
    Taekwang Industrial Co., Ltd.                                    5,045    3,697,453    0.0%
#*  Taewoong Co., Ltd.                                              64,855    1,562,048    0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.                  582,310    2,477,772    0.0%
    Tailim Packaging Co., Ltd.                                     385,280    1,029,118    0.0%
#*  TBH Global Co., Ltd.                                            92,197      664,431    0.0%
#*  TK Chemical Corp.                                              615,650    1,036,800    0.0%
#   TK Corp.                                                        33,718      249,200    0.0%
*   Tong Kook Corp.                                                    607           --    0.0%
#   Tong Yang Moolsan Co., Ltd.                                    435,710      963,283    0.0%
*   Tongyang Cement & Energy Corp.                                  19,291       60,526    0.0%
    Tongyang Life Insurance Co, Ltd.                               425,384    4,456,674    0.0%
#*  Top Engineering Co., Ltd.                                       79,477      408,151    0.0%
#   Tovis Co., Ltd.                                                 51,828      380,272    0.0%
#   TS Corp.                                                        74,861    1,572,518    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
SOUTH KOREA -- (Continued)
#   Ubiquoss, Inc.                                                   97,259 $      946,213     0.0%
    Uju Electronics Co., Ltd.                                        49,001        640,001     0.0%
#   Unid Co., Ltd.                                                   66,294      2,707,405     0.0%
    Uniquest Corp.                                                   20,797         89,368     0.0%
    Visang Education, Inc.                                            8,418        110,613     0.0%
#   WillBes & Co. (The)                                             760,995      1,827,368     0.0%
    Wiscom Co., Ltd.                                                 32,980        127,828     0.0%
*   Woongjin Co., Ltd.                                              148,278        347,120     0.0%
*   Wooree ETI Co., Ltd.                                             39,563         49,399     0.0%
    Woori Bank                                                    2,388,988     26,035,506     0.2%
    Woori Bank Sponsored ADR                                          7,135        235,526     0.0%
#   WooSung Feed Co., Ltd.                                          226,244        677,096     0.0%
    Y G-1 Co., Ltd.                                                  24,204        191,282     0.0%
    YESCO Co., Ltd.                                                  31,499      1,036,378     0.0%
#   Yoosung Enterprise Co., Ltd.                                    164,543        580,864     0.0%
#   YooSung T&S Co., Ltd.                                            64,347        326,555     0.0%
#   Youlchon Chemical Co., Ltd.                                     143,089      1,693,233     0.0%
#   Young Poong Corp.                                                 3,937      3,412,985     0.0%
*   Young Poong Mining & Construction Corp.                          18,030             --     0.0%
    Young Poong Precision Corp.                                     126,084        923,308     0.0%
    Youngone Holdings Co., Ltd.                                       2,208        111,100     0.0%
#*  Yuanta Securities Korea Co., Ltd.                               476,080      1,301,374     0.0%
    YuHwa Securities Co., Ltd.                                       28,274        387,482     0.0%
#   Zeus Co., Ltd.                                                   32,629        354,276     0.0%
*   Zinus, Inc.                                                       1,866        211,999     0.0%
                                                                            --------------    ----
TOTAL SOUTH KOREA                                                            2,404,029,788    14.4%
                                                                            --------------    ----
TAIWAN -- (14.0%)
#   Ability Enterprise Co., Ltd.                                  2,489,330      1,221,218     0.0%
#   Acer, Inc.                                                   35,018,109     16,046,247     0.1%
#   ACES Electronic Co., Ltd.                                     1,235,000        942,470     0.0%
#   Achem Technology Corp.                                        3,395,318      1,160,146     0.0%
    Acter Co., Ltd.                                                   4,000         10,753     0.0%
#*  Advanced Connectek, Inc.                                      1,938,000        516,713     0.0%
    Advanced International Multitech Co., Ltd.                      256,000        162,952     0.0%
    Advanced Optoelectronic Technology, Inc.                         47,000         35,425     0.0%
#*  AGV Products Corp.                                            6,395,211      1,523,957     0.0%
#   AimCore Technology Co., Ltd.                                    785,797        455,172     0.0%
#   Alcor Micro Corp.                                               522,000        322,438     0.0%
#   Allis Electric Co., Ltd.                                      1,250,000        389,879     0.0%
#   Alpha Networks, Inc.                                          4,160,313      2,393,699     0.0%
#   Altek Corp.                                                   3,822,365      2,732,219     0.0%
#   Ambassador Hotel (The)                                        1,200,000        939,400     0.0%
#   AMPOC Far-East Co., Ltd.                                      1,358,000      1,082,795     0.0%
#   AmTRAN Technology Co., Ltd.                                  10,964,956      8,684,318     0.1%
    Apacer Technology, Inc.                                         109,210        114,681     0.0%
#*  APCB, Inc.                                                    2,327,000      1,649,219     0.0%
    Apex International Co., Ltd.                                     92,000         98,680     0.0%
    Apex Science & Engineering                                      211,536         53,775     0.0%
#   Arcadyan Technology Corp.                                     1,253,675      2,276,980     0.0%
#   Ardentec Corp.                                                5,241,058      3,903,369     0.0%
*   Arima Communications Corp.                                       86,000         13,407     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    Asia Cement Corp.                                             25,420,589 $22,162,746    0.2%
#*  Asia Optical Co., Inc.                                         4,014,290   3,703,233    0.0%
*   Asia Pacific Telecom Co., Ltd.                                   472,000     151,528    0.0%
#*  Asia Plastic Recycling Holding, Ltd.                             692,731     394,076    0.0%
#   Asia Polymer Corp.                                             4,962,607   2,870,603    0.0%
#   Asia Vital Components Co., Ltd.                                3,909,984   2,926,181    0.0%
    Asustek Computer, Inc.                                         1,216,000  10,645,188    0.1%
#   AU Optronics Corp.                                            60,935,812  23,144,560    0.2%
    AU Optronics Corp. Sponsored ADR                               9,323,617  35,243,272    0.2%
#   Audix Corp.                                                    1,436,332   1,657,782    0.0%
#   Avermedia Technologies                                         2,505,000     793,043    0.0%
#*  Avision, Inc.                                                  1,540,555     328,774    0.0%
#   AVY Precision Technology, Inc.                                   407,680     647,615    0.0%
#   Bank of Kaohsiung Co., Ltd.                                    6,299,617   1,764,765    0.0%
#   BenQ Materials Corp.                                             510,000     216,820    0.0%
#   BES Engineering Corp.                                         20,381,443   3,470,178    0.0%
#*  Biostar Microtech International Corp.                          2,398,055     682,898    0.0%
#   Bright Led Electronics Corp.                                   1,691,000     524,886    0.0%
#*  C Sun Manufacturing, Ltd.                                      2,417,837   1,219,376    0.0%
#*  Cameo Communications, Inc.                                     2,551,197     491,662    0.0%
#   Capital Securities Corp.                                      26,935,447   6,733,531    0.1%
#   Career Technology MFG. Co., Ltd.                               2,827,000   1,802,725    0.0%
#*  Carnival Industrial Corp.                                      4,943,000     849,885    0.0%
#   Casetek Holdings, Ltd.                                           392,000   1,258,422    0.0%
#   Cathay Chemical Works                                            812,000     382,258    0.0%
#   Cathay Financial Holding Co., Ltd.                            18,172,000  23,517,785    0.2%
    Cathay Real Estate Development Co., Ltd.                       9,913,694   5,081,883    0.1%
#   Celxpert Energy Corp.                                            262,000     148,662    0.0%
#   Central Reinsurance Co., Ltd.                                  1,626,016     710,912    0.0%
#   ChainQui Construction Development Co., Ltd.                    1,248,173     740,219    0.0%
#*  Champion Building Materials Co., Ltd.                          6,205,828   1,366,371    0.0%
#   Chang Hwa Commercial Bank, Ltd.                               89,712,937  45,839,193    0.3%
    Chang Wah Electromaterials, Inc.                                  46,800     220,047    0.0%
#   Channel Well Technology Co., Ltd.                                363,000     347,523    0.0%
#   Charoen Pokphand Enterprise                                    2,891,825   4,110,469    0.0%
    CHC Healthcare Group                                              15,000      20,782    0.0%
#   Cheng Loong Corp.                                             13,801,659   5,002,665    0.0%
#   Cheng Uei Precision Industry Co., Ltd.                         6,430,635   7,868,507    0.1%
#   Chia Chang Co., Ltd.                                           1,615,000   1,237,845    0.0%
#   Chia Hsin Cement Corp.                                         6,869,191   1,939,151    0.0%
#   Chien Kuo Construction Co., Ltd.                               4,407,247   1,181,353    0.0%
#   Chimei Materials Technology Corp.                              1,667,000     654,973    0.0%
#   Chin-Poon Industrial Co., Ltd.                                 1,479,815   2,833,848    0.0%
    China Airlines, Ltd.                                          46,582,353  14,093,004    0.1%
#   China Bills Finance Corp.                                        678,000     271,713    0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                      4,137,264   2,331,389    0.0%
#   China Development Financial Holding Corp.                    154,527,734  38,667,817    0.3%
#*  China Electric Manufacturing Corp.                             3,962,200     932,857    0.0%
#   China General Plastics Corp.                                   5,372,370   4,293,918    0.0%
    China Glaze Co., Ltd.                                          1,954,799     806,610    0.0%
    China Life Insurance Co., Ltd.                                23,134,959  21,324,960    0.1%
#   China Man-Made Fiber Corp.                                    13,030,303   3,151,667    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
TAIWAN -- (Continued)
#   China Metal Products                                          4,081,969 $ 4,021,551    0.0%
#   China Motor Corp.                                             6,691,749   5,240,565    0.1%
#*  China Petrochemical Development Corp.                        27,675,397   7,902,519    0.1%
#   China Steel Corp.                                            43,856,320  31,675,991    0.2%
#   China Steel Structure Co., Ltd.                               1,435,219     996,734    0.0%
    China Synthetic Rubber Corp.                                  8,631,794   6,773,959    0.1%
*   China United Trust & Investment Corp.                           493,999          --    0.0%
#   China Wire & Cable Co., Ltd.                                  2,258,000   1,079,577    0.0%
#   Chinese Maritime Transport, Ltd.                              1,194,270     913,893    0.0%
#   Chipbond Technology Corp.                                     4,129,000   5,699,915    0.1%
#*  ChipMOS TECHNOLOGIES, Inc.                                      138,229     123,275    0.0%
    Chong Hong Construction Co., Ltd.                                65,000     106,719    0.0%
#   Chun YU Works & Co., Ltd.                                     3,273,000   1,347,050    0.0%
#   Chun Yuan Steel                                               6,432,287   2,199,679    0.0%
*   Chung Hung Steel Corp.                                       11,811,046   2,697,583    0.0%
#   Chung Hwa Pulp Corp.                                          5,954,353   1,689,046    0.0%
*   Chung Shing Textile Co., Ltd.                                       600          --    0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           5,843,250   3,276,735    0.0%
*   Chunghwa Picture Tubes, Ltd.                                 52,219,412   2,555,113    0.0%
#   Clevo Co.                                                       809,000     740,274    0.0%
#*  CMC Magnetics Corp.                                          40,543,621   4,770,255    0.0%
    CoAsia Microelectronics Corp.                                   421,797     182,220    0.0%
#   Coland Holdings, Ltd.                                            92,000     135,430    0.0%
#   Collins Co., Ltd.                                             2,011,224     678,817    0.0%
    Compal Electronics, Inc.                                     70,471,332  41,903,434    0.3%
#   Compeq Manufacturing Co., Ltd.                               20,614,000  10,856,171    0.1%
*   Compex International Co., Ltd.                                   46,400          --    0.0%
    Concord Securities Co., Ltd.                                  1,769,000     347,327    0.0%
#   Continental Holdings Corp.                                    7,326,540   2,388,992    0.0%
    Coretronic Corp.                                              6,393,800   6,616,057    0.1%
#   Coxon Precise Industrial Co., Ltd.                            1,986,000   1,894,775    0.0%
#   Creative Sensor, Inc.                                           414,000     262,765    0.0%
#   CSBC Corp. Taiwan                                             6,296,654   2,610,201    0.0%
    CTBC Financial Holding Co., Ltd.                             61,819,073  33,245,872    0.2%
#   CyberTAN Technology, Inc.                                       186,000     111,225    0.0%
#   D-Link Corp.                                                 10,842,552   3,479,527    0.0%
#   DA CIN Construction Co., Ltd.                                 2,383,579   1,426,387    0.0%
    Da-Li Development Co., Ltd.                                      58,575      36,752    0.0%
*   Danen Technology Corp.                                          484,000     111,231    0.0%
    Darfon Electronics Corp.                                      5,200,950   3,045,780    0.0%
    Darwin Precisions Corp.                                       6,176,635   2,389,101    0.0%
#   Delpha Construction Co., Ltd.                                 1,741,016     730,356    0.0%
    Depo Auto Parts Ind Co., Ltd.                                    20,000      62,471    0.0%
*   Der Pao Construction Co., Ltd.                                2,158,544          --    0.0%
#*  Dynamic Electronics Co., Ltd.                                 4,422,324   1,306,635    0.0%
    Dynapack International Technology Corp.                         110,000     143,902    0.0%
#   E Ink Holdings, Inc.                                          6,610,000   5,602,328    0.1%
*   E-Ton Solar Tech Co., Ltd.                                    3,546,443   1,097,463    0.0%
    E.Sun Financial Holding Co., Ltd.                            82,512,960  46,859,507    0.3%
#   Edimax Technology Co., Ltd.                                   3,213,902   1,032,775    0.0%
#   Edison Opto Corp.                                             1,362,000     579,803    0.0%
    Edom Technology Co., Ltd.                                       379,046     211,068    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
TAIWAN -- (Continued)
#   Elite Semiconductor Memory Technology, Inc.                      286,000 $    304,661    0.0%
#   Elitegroup Computer Systems Co., Ltd.                          5,792,395    2,475,657    0.0%
    Emerging Display Technologies Corp.                               45,000       13,968    0.0%
    ENG Electric Co., Ltd.                                         1,306,344      690,223    0.0%
#   EnTie Commercial Bank Co., Ltd.                                2,271,232      866,391    0.0%
*   Episil Holdings, Inc.                                            966,000      305,590    0.0%
#*  Epistar Corp.                                                 13,529,869    9,186,478    0.1%
    Eson Precision Ind. Co., Ltd.                                     16,000       20,767    0.0%
    Eternal Materials Co., Ltd.                                    1,679,292    1,769,922    0.0%
    Etron Technology, Inc.                                           643,000      246,858    0.0%
    Eva Airways Corp.                                             11,791,548    5,676,609    0.1%
*   Ever Fortune Industrial Co., Ltd.                                409,000           --    0.0%
#   Everest Textile Co., Ltd.                                      3,398,002    1,780,713    0.0%
    Evergreen International Storage & Transport Corp.              9,376,000    3,799,797    0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           23,276,607    8,693,141    0.1%
    Everlight Chemical Industrial Corp.                              103,950       65,756    0.0%
#   Everlight Electronics Co., Ltd.                                1,096,000    1,653,108    0.0%
#   Excelsior Medical Co., Ltd.                                    1,380,726    1,971,491    0.0%
#   Far Eastern Department Stores, Ltd.                            8,000,445    4,240,215    0.0%
    Far Eastern International Bank                                29,351,994    8,346,671    0.1%
    Far Eastern New Century Corp.                                  8,336,528    6,450,334    0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.                    1,258,000      547,759    0.0%
#   Farglory Land Development Co., Ltd.                            2,211,264    2,541,612    0.0%
#   Federal Corp.                                                  7,677,160    3,284,407    0.0%
    Feedback Technology Corp.                                         34,000       65,677    0.0%
    Feng Hsin Steel Co., Ltd.                                        209,000      276,984    0.0%
*   First Copper Technology Co., Ltd.                              2,939,750      629,960    0.0%
#   First Financial Holding Co., Ltd.                            144,043,234   75,453,806    0.5%
#   First Hotel                                                    1,594,590      833,890    0.0%
#*  First Insurance Co., Ltd, (The)                                3,892,064    1,393,806    0.0%
#*  First Steamship Co., Ltd.                                      5,554,173    1,259,340    0.0%
#   Formosa Advanced Technologies Co., Ltd.                        2,137,000    1,493,617    0.0%
    Formosa Oilseed Processing Co., Ltd.                             321,977      529,087    0.0%
    Formosa Taffeta Co., Ltd.                                      9,476,511    8,633,767    0.1%
#   Formosan Rubber Group, Inc.                                    7,231,505    3,364,457    0.0%
#   Formosan Union Chemical                                        2,864,034    1,533,352    0.0%
#   Fortune Electric Co., Ltd.                                       409,000      224,602    0.0%
#   Founding Construction & Development Co., Ltd.                  3,475,418    1,774,639    0.0%
    Foxconn Technology Co., Ltd.                                   5,888,142   17,068,619    0.1%
#   Foxlink Image Technology Co., Ltd.                             1,568,000      752,271    0.0%
#*  Froch Enterprise Co., Ltd.                                     2,358,734      715,689    0.0%
#   FSP Technology, Inc.                                           1,976,292    1,508,784    0.0%
#   Fubon Financial Holding Co., Ltd.                             92,306,471  130,605,137    0.8%
    Fulgent Sun International Holding Co., Ltd.                       41,922       82,611    0.0%
#   Fullerton Technology Co., Ltd.                                 1,517,200    1,099,647    0.0%
#   Fulltech Fiber Glass Corp.                                     4,752,690    1,963,857    0.0%
#   Fwusow Industry Co., Ltd.                                      2,813,980    1,377,393    0.0%
#   G Shank Enterprise Co., Ltd.                                   2,168,902    1,731,484    0.0%
*   G Tech Optoelectronics Corp.                                     130,340       85,422    0.0%
#   Gallant Precision Machining Co., Ltd.                            658,000      432,784    0.0%
#   Gemtek Technology Corp.                                        5,560,962    3,200,507    0.0%
#*  Genesis Photonics, Inc.                                        3,437,810      499,163    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
TAIWAN -- (Continued)
#*  Genius Electronic Optical Co., Ltd.                             843,000 $ 1,344,435    0.0%
    Getac Technology Corp.                                        5,546,065   7,203,301    0.1%
#   Giantplus Technology Co., Ltd.                                2,198,100   1,187,967    0.0%
#   Gigabyte Technology Co., Ltd.                                 8,459,287  11,116,275    0.1%
#*  Gigastorage Corp.                                             3,500,600   2,512,521    0.0%
#*  Gintech Energy Corp.                                          6,200,453   4,426,965    0.0%
#*  Global Brands Manufacture, Ltd.                               4,814,951   1,661,939    0.0%
#   Global Lighting Technologies, Inc.                              638,000   1,362,433    0.0%
    Global Mixed Mode Technology, Inc.                               34,000      75,179    0.0%
#   Globalwafers Co., Ltd.                                          240,752     593,389    0.0%
    Globe Union Industrial Corp.                                  2,962,625   1,458,024    0.0%
#   Gloria Material Technology Corp.                              6,551,116   3,505,669    0.0%
*   Gold Circuit Electronics, Ltd.                                7,596,965   2,559,231    0.0%
#   Goldsun Building Materials Co., Ltd.                         20,406,261   4,706,051    0.0%
#   Good Will Instrument Co., Ltd.                                  552,746     358,937    0.0%
    Grand Ocean Retail Group, Ltd.                                  154,000     109,752    0.0%
#   Grand Pacific Petrochemical                                  14,804,000   8,252,361    0.1%
#   Great China Metal Industry                                      884,000     649,067    0.0%
#   Great Wall Enterprise Co., Ltd.                               6,865,597   6,246,396    0.1%
#*  Green Energy Technology, Inc.                                 3,125,880   1,714,233    0.0%
#*  GTM Holdings Corp.                                            1,918,000     917,208    0.0%
#   Hannstar Board Corp.                                          5,125,635   2,466,404    0.0%
#*  HannStar Display Corp.                                       41,672,435  10,430,281    0.1%
*   HannsTouch Solution, Inc.                                     1,721,481     422,103    0.0%
#*  Harvatek Corp.                                                2,915,553     863,655    0.0%
*   Helix Technology, Inc.                                           29,585          --    0.0%
#   Hey Song Corp.                                                2,920,500   2,986,566    0.0%
#   Hiroca Holdings, Ltd.                                            68,000     236,907    0.0%
    HiTi Digital, Inc.                                              127,000      52,228    0.0%
#   Hitron Technology, Inc.                                       1,925,885   1,260,995    0.0%
#*  Ho Tung Chemical Corp.                                       10,865,474   2,666,094    0.0%
#   Hocheng Corp.                                                 4,424,300   1,123,121    0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                        118,124      29,039    0.0%
    Holy Stone Enterprise Co., Ltd.                               3,189,650   3,215,708    0.0%
    Hon Hai Precision Industry Co., Ltd.                         18,096,240  48,880,870    0.3%
#   Hong TAI Electric Industrial                                  3,336,000     938,861    0.0%
    Hong YI Fiber Industry Co.                                       32,000      19,677    0.0%
#*  Horizon Securities Co., Ltd.                                  5,860,000   1,044,689    0.0%
#   Hsin Kuang Steel Co., Ltd.                                    3,172,124   1,874,686    0.0%
#   Hsing TA Cement Co.                                           1,864,782     590,642    0.0%
#*  HTC Corp.                                                     5,139,000  15,010,505    0.1%
#*  HUA ENG Wire & Cable Co., Ltd.                                6,632,035   1,596,139    0.0%
    Hua Nan Financial Holdings Co., Ltd.                         59,307,965  30,117,035    0.2%
#   Huaku Development Co., Ltd.                                     729,000   1,283,179    0.0%
*   Hualon Corp.                                                    257,040          --    0.0%
    Huang Hsiang Construction Corp.                                 449,000     548,768    0.0%
#   Hung Ching Development & Construction Co., Ltd.               1,906,468   1,098,858    0.0%
#   Hung Poo Real Estate Development Corp.                        3,653,655   3,004,356    0.0%
#   Hung Sheng Construction, Ltd.                                 6,271,892   3,383,626    0.0%
#   Huxen Corp.                                                     275,281     334,104    0.0%
#*  Hwacom Systems, Inc.                                            333,000     105,861    0.0%
#*  I-Chiun Precision Industry Co., Ltd.                          2,708,000     727,193    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
#*  Ichia Technologies, Inc.                                       1,524,260 $   674,554    0.0%
#   Ideal Bike Corp.                                                  80,271      27,333    0.0%
#   Infortrend Technology, Inc.                                    1,042,000     514,583    0.0%
#   Innolux Corp.                                                145,275,544  48,903,779    0.3%
*   Inotera Memories, Inc.                                         8,785,000   8,215,530    0.1%
#   Inpaq Technology Co., Ltd.                                       315,000     229,201    0.0%
    Inventec Corp.                                                27,710,277  21,634,237    0.1%
#   ITE Technology, Inc.                                           1,814,479   1,681,191    0.0%
    ITEQ Corp.                                                       236,000     255,416    0.0%
    Jentech Precision Industrial Co., Ltd.                            42,000      65,650    0.0%
#   Jess-Link Products Co., Ltd.                                   1,183,000     979,307    0.0%
#   Jih Sun Financial Holdings Co., Ltd.                           7,178,814   1,495,607    0.0%
#   Jinli Group Holdings, Ltd.                                       252,200     301,281    0.0%
#   K Laser Technology, Inc.                                       1,672,601     901,398    0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                            1,687,078     566,588    0.0%
#   Kaulin Manufacturing Co., Ltd.                                 2,503,656   1,276,055    0.0%
    KEE TAI Properties Co., Ltd.                                   1,968,000     629,235    0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                        1,836,000     679,647    0.0%
#   Kindom Construction Corp.                                      4,873,000   2,400,073    0.0%
#   King Yuan Electronics Co., Ltd.                               14,948,805  13,148,778    0.1%
    King's Town Bank Co., Ltd.                                    11,404,012   9,327,541    0.1%
*   King's Town Construction Co., Ltd.                               146,380      88,091    0.0%
#*  Kinko Optical Co., Ltd.                                        1,601,000   1,215,852    0.0%
#   Kinpo Electronics                                             18,996,375   7,120,958    0.1%
    Kinsus Interconnect Technology Corp.                             817,000   1,885,356    0.0%
#   KS Terminals, Inc.                                               690,880     777,731    0.0%
#*  Kung Sing Engineering Corp.                                    3,301,000   1,044,131    0.0%
#   Kuo Toong International Co., Ltd.                                760,160     414,697    0.0%
#   Kuoyang Construction Co., Ltd.                                 7,426,840   2,918,613    0.0%
#   Kwong Fong Industries Corp.                                    2,030,611   1,642,725    0.0%
#   KYE Systems Corp.                                              4,361,909   1,244,301    0.0%
#   L&K Engineering Co., Ltd.                                      1,994,000   1,560,219    0.0%
#   LAN FA Textile                                                 3,125,713     825,936    0.0%
#   LCY Chemical Corp.                                               514,000     627,106    0.0%
#   Leader Electronics, Inc.                                       1,966,056     657,286    0.0%
#   Lealea Enterprise Co., Ltd.                                   11,822,941   3,024,110    0.0%
#   Ledtech Electronics Corp.                                        660,000     252,880    0.0%
#   LEE CHI Enterprises Co., Ltd.                                  3,367,900   1,077,377    0.0%
#   Lelon Electronics Corp.                                           94,620     117,198    0.0%
#   Leofoo Development Co., Ltd.                                   4,911,908   1,329,478    0.0%
#*  LES Enphants Co., Ltd.                                           877,000     347,202    0.0%
#   Lextar Electronics Corp.                                       5,315,000   2,201,682    0.0%
#*  Li Peng Enterprise Co., Ltd.                                   8,884,381   1,996,500    0.0%
#   Lien Hwa Industrial Corp.                                      8,495,147   5,756,902    0.1%
#   Lingsen Precision Industries, Ltd.                             6,580,480   2,321,370    0.0%
#   Lite-On Semiconductor Corp.                                    3,472,729   2,437,503    0.0%
    Lite-On Technology Corp.                                      29,285,738  41,984,040    0.3%
#   Long Chen Paper Co., Ltd.                                     10,448,223   4,959,495    0.0%
#   Longwell Co.                                                   1,515,000   1,330,314    0.0%
#   Lotes Co., Ltd.                                                  661,000   1,680,682    0.0%
#   Lucky Cement Corp.                                             3,294,000     947,321    0.0%
    LuxNet Corp.                                                      81,000      78,524    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
*   Macronix International                                        53,095,913 $ 7,342,194    0.1%
#   Marketech International Corp.                                  1,891,000   1,620,298    0.0%
#   Masterlink Securities Corp.                                   17,657,489   4,482,740    0.0%
#*  Mayer Steel Pipe Corp.                                         2,232,456     901,617    0.0%
    Maywufa Co., Ltd.                                                252,070     103,779    0.0%
    Mega Financial Holding Co., Ltd.                             129,885,796  88,800,916    0.6%
*   Megamedia Corp.                                                      782          --    0.0%
#   Meiloon Industrial Co.                                         1,319,084     569,714    0.0%
    Mercuries & Associates Holding, Ltd.                           1,940,333   1,192,263    0.0%
#*  Mercuries Life Insurance Co., Ltd.                             4,643,445   2,233,632    0.0%
    Micro-Star International Co., Ltd.                             1,411,985   4,061,996    0.0%
    MIN AIK Technology Co., Ltd.                                     110,000     129,125    0.0%
#   Mitac Holdings Corp.                                           8,750,754   8,282,207    0.1%
*   Mosel Vitelic, Inc.                                            1,692,506     120,492    0.0%
#*  Motech Industries, Inc.                                        3,733,000   3,601,144    0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd.                       1,652,000     395,721    0.0%
#   Nan Ya Printed Circuit Board Corp.                             3,334,000   2,517,510    0.0%
#   Nantex Industry Co., Ltd.                                      1,703,134   1,236,326    0.0%
#*  Neo Solar Power Corp.                                          4,941,056   2,523,313    0.0%
    New Asia Construction & Development Corp.                      1,810,304     360,156    0.0%
#   New Era Electronics Co., Ltd.                                    203,000     142,651    0.0%
#*  Newmax Technology Co., Ltd.                                      173,000     100,554    0.0%
#   Nien Hsing Textile Co., Ltd.                                   4,407,721   3,298,552    0.0%
#   Nishoku Technology, Inc.                                         268,000     687,834    0.0%
*   O-TA Precision Industry Co., Ltd.                                 24,000      10,171    0.0%
#*  Ocean Plastics Co., Ltd.                                         161,000     129,807    0.0%
*   Optimax Technology Corp.                                       1,085,597     133,080    0.0%
#   OptoTech Corp.                                                 8,689,000   3,660,320    0.0%
#   Oriental Union Chemical Corp.                                    181,000     113,009    0.0%
#   Pacific Construction Co.                                       2,487,452     885,768    0.0%
#   Pan Jit International, Inc.                                    5,210,837   2,452,622    0.0%
#   Pan-International Industrial Corp.                             3,991,444   3,661,669    0.0%
#   Paragon Technologies Co., Ltd.                                   952,191     717,798    0.0%
#   Pegatron Corp.                                                24,483,998  65,929,943    0.4%
#*  Phihong Technology Co., Ltd.                                   3,341,320   1,045,543    0.0%
#   Portwell, Inc.                                                   869,000   1,158,359    0.0%
*   Potrans Electrical Corp., Ltd.                                 1,139,000          --    0.0%
    Pou Chen Corp.                                                14,189,550  19,145,552    0.1%
    Powertech Industrial Co., Ltd.                                   124,000      51,835    0.0%
    Powertech Technology, Inc.                                     3,162,000   9,021,832    0.1%
#   President Securities Corp.                                    12,999,351   4,521,814    0.0%
*   Prime Electronics & Satellitics, Inc.                            406,000     120,097    0.0%
#   Prince Housing & Development Corp.                             5,084,018   1,609,801    0.0%
*   Prodisc Technology, Inc.                                       6,185,157          --    0.0%
#   Promise Technology, Inc.                                         397,000     182,044    0.0%
#   Qisda Corp.                                                   27,432,171  11,540,650    0.1%
#   Qualipoly Chemical Corp.                                         146,756     157,198    0.0%
#   Quanta Storage, Inc.                                           2,348,000   2,239,030    0.0%
#*  Quintain Steel Co., Ltd.                                       4,929,684   1,316,191    0.0%
#   Radiant Opto-Electronics Corp.                                 2,366,000   3,988,795    0.0%
#*  Radium Life Tech Co., Ltd.                                     9,154,124   2,595,311    0.0%
#   Ralec Electronic Corp.                                           547,087     825,553    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
#   Rich Development Co., Ltd.                                     6,916,054 $ 1,904,386    0.0%
*   Ritek Corp.                                                   24,129,669   4,162,158    0.0%
#   Rotam Global Agrosciences, Ltd.                                  195,693     227,374    0.0%
*   Sainfoin Technology Corp.                                        835,498          --    0.0%
#   Sampo Corp.                                                    7,504,925   4,667,917    0.0%
    San Far Property, Ltd.                                            71,000      25,909    0.0%
#   Sanyang Motor Co., Ltd.                                        1,977,624   1,265,829    0.0%
    SDI Corp.                                                        454,000     570,128    0.0%
#   Sesoda Corp.                                                   1,470,346   1,189,628    0.0%
    Shan-Loong Transportation Co., Ltd.                               66,000      52,780    0.0%
#   Sheng Yu Steel Co., Ltd.                                       1,935,000   1,775,017    0.0%
#   ShenMao Technology, Inc.                                       1,180,000   1,128,694    0.0%
    Shih Her Technologies, Inc.                                      411,000     421,937    0.0%
*   Shih Wei Navigation Co., Ltd.                                  2,952,288     838,399    0.0%
#   Shihlin Electric & Engineering Corp.                           4,487,000   5,767,183    0.1%
#*  Shin Kong Financial Holding Co., Ltd.                        135,466,430  29,359,966    0.2%
*   Shining Building Business Co., Ltd.                              181,900      57,496    0.0%
#   Shinkong Insurance Co., Ltd.                                   3,522,412   2,653,490    0.0%
#   Shinkong Synthetic Fibers Corp.                               24,322,754   6,480,325    0.1%
#*  Shuttle, Inc.                                                  4,516,015   1,159,211    0.0%
#   Sigurd Microelectronics Corp.                                  6,341,047   4,735,007    0.0%
*   Silicon Integrated Systems Corp.                               5,454,165   1,074,834    0.0%
#   Silitech Technology Corp.                                        797,803     395,020    0.0%
    Sincere Navigation Corp.                                       4,878,740   2,725,123    0.0%
    Sinher Technology, Inc.                                           16,000      28,940    0.0%
#   Sino-American Silicon Products, Inc.                           7,859,000   8,448,146    0.1%
#   Sinon Corp.                                                    5,951,877   2,884,444    0.0%
#   SinoPac Financial Holdings Co., Ltd.                         140,436,250  40,476,426    0.3%
    Sirtec International Co., Ltd.                                    55,000      68,963    0.0%
#   Siward Crystal Technology Co., Ltd.                            2,376,875   1,508,314    0.0%
    Soft-World International Corp.                                    39,000      78,145    0.0%
*   Solar Applied Materials Technology Co.                         2,077,000     431,920    0.0%
#*  Solartech Energy Corp.                                         3,978,165   1,993,249    0.0%
*   Solytech Enterprise Corp.                                      1,681,000     276,004    0.0%
#   Southeast Cement Co., Ltd.                                     3,220,700   1,541,187    0.0%
    Spirox Corp.                                                     505,563     285,882    0.0%
#   Stark Technology, Inc.                                         1,835,200   1,509,408    0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                1,202,421     889,003    0.0%
#   Sunplus Technology Co., Ltd.                                   8,214,620   2,819,806    0.0%
    Sunrex Technology Corp.                                        1,596,273     958,702    0.0%
#   Sunspring Metal Corp.                                            289,000     377,269    0.0%
#   Supreme Electronics Co., Ltd.                                  4,556,441   3,278,642    0.0%
#   Sweeten Real Estate Development Co., Ltd.                      1,335,143     619,644    0.0%
    Syncmold Enterprise Corp.                                         68,000     113,638    0.0%
    Synnex Technology International Corp.                          1,313,550   1,399,528    0.0%
    Sysage Technology Co., Ltd.                                      101,797      84,199    0.0%
    Systex Corp.                                                     776,801   1,305,909    0.0%
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     611,559    0.0%
    T3EX Global Holdings Corp.                                        54,499      36,206    0.0%
    TA Chen Stainless Pipe                                         9,012,228   4,737,305    0.0%
    Ta Chong Securities Co., Ltd.                                    212,000      51,563    0.0%
#*  Ta Ya Electric Wire & Cable                                    6,888,329   1,144,084    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    TA-I Technology Co., Ltd.                                      1,442,170 $   871,269    0.0%
    Tah Hsin Industrial Corp.                                      1,477,900   1,174,403    0.0%
    TAI Roun Products Co., Ltd.                                       63,000      20,846    0.0%
#   Taichung Commercial Bank Co., Ltd.                            33,735,157   9,604,530    0.1%
    Taiflex Scientific Co., Ltd.                                     201,960     191,806    0.0%
#   Tainan Enterprises Co., Ltd.                                     989,183     913,964    0.0%
#   Tainan Spinning Co., Ltd.                                     18,027,485   6,915,274    0.1%
#   Tainergy Tech Co., Ltd.                                        1,358,000     646,563    0.0%
    Taishin Financial Holding Co., Ltd.                          134,129,480  49,034,202    0.3%
#*  Taisun Enterprise Co., Ltd.                                    1,776,410     947,676    0.0%
#*  Taita Chemical Co., Ltd.                                       2,217,864     570,309    0.0%
#   Taiwan Business Bank                                          61,471,335  15,526,891    0.1%
#   Taiwan Cement Corp.                                           47,149,440  56,474,200    0.4%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                    31,000      50,815    0.0%
#   Taiwan Cogeneration Corp.                                      2,803,333   2,042,266    0.0%
#   Taiwan Cooperative Financial Holding Co., Ltd.               111,878,904  49,034,055    0.3%
    Taiwan Fertilizer Co., Ltd.                                    4,202,000   5,621,151    0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,235,000     723,703    0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                756,000          --    0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                             562,000     708,581    0.0%
#*  Taiwan Glass Industry Corp.                                   10,678,982   4,461,300    0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                            245,932     403,061    0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,540,000     920,154    0.0%
*   Taiwan Kolin Co., Ltd.                                         5,797,000          --    0.0%
#   Taiwan Land Development Corp.                                 10,104,324   3,154,898    0.0%
    Taiwan Line Tek Electronic                                        82,771      52,432    0.0%
#   Taiwan Mask Corp.                                              3,154,250     836,287    0.0%
    Taiwan Navigation Co., Ltd.                                    1,428,000     531,486    0.0%
    Taiwan PCB Techvest Co., Ltd.                                  3,699,946   3,611,501    0.0%
#*  Taiwan Prosperity Chemical Corp.                                 903,000     458,060    0.0%
#*  Taiwan Pulp & Paper Corp.                                      6,955,660   2,246,748    0.0%
    Taiwan Sakura Corp.                                              366,472     422,127    0.0%
    Taiwan Semiconductor Co., Ltd.                                   129,000     144,617    0.0%
#   Taiwan Styrene Monomer                                         5,208,647   2,749,639    0.0%
#   Taiwan Surface Mounting Technology Corp.                       2,943,991   2,451,663    0.0%
#   Taiwan TEA Corp.                                               8,595,092   3,744,888    0.0%
#   Taiwan Union Technology Corp.                                  2,448,000   2,708,039    0.0%
#   Taiyen Biotech Co., Ltd.                                       2,164,217   2,066,584    0.0%
#*  Tatung Co., Ltd.                                              28,642,342   7,529,510    0.1%
    Te Chang Construction Co., Ltd.                                   94,424      66,555    0.0%
#   Teco Electric and Machinery Co., Ltd.                         28,784,725  25,519,270    0.2%
    Test Rite International Co., Ltd.                                964,266     594,048    0.0%
#*  Tex-Ray Industrial Co., Ltd.                                     444,000     178,679    0.0%
#   Thinking Electronic Industrial Co., Ltd.                         549,000   1,072,504    0.0%
#   Ton Yi Industrial Corp.                                        2,635,600   1,130,854    0.0%
    Tong Yang Industry Co., Ltd.                                   2,464,099   5,733,658    0.1%
#   Tong-Tai Machine & Tool Co., Ltd.                              3,528,447   2,514,175    0.0%
    Topco Scientific Co., Ltd.                                       755,999   1,938,897    0.0%
#   Topoint Technology Co., Ltd.                                   2,309,288   1,452,918    0.0%
#*  TPK Holding Co., Ltd.                                          2,445,000   3,897,658    0.0%
*   Transasia Airways Corp.                                          949,380     184,813    0.0%
    Tripod Technology Corp.                                        2,085,000   4,935,849    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    Tsann Kuen Enterprise Co., Ltd.                                  134,000 $   124,526    0.0%
    TSRC Corp.                                                       232,000     239,428    0.0%
    Tung Ho Steel Enterprise Corp.                                12,857,274   8,197,265    0.1%
    TXC Corp.                                                        418,000     583,082    0.0%
    TYC Brother Industrial Co., Ltd.                               1,045,723   1,077,565    0.0%
*   Tycoons Group Enterprise                                       7,484,938   1,053,306    0.0%
#   Tyntek Corp.                                                   2,636,097     999,990    0.0%
    U-Ming Marine Transport Corp.                                    709,000     490,954    0.0%
#   Unimicron Technology Corp.                                    23,371,363   9,652,138    0.1%
#   Union Bank Of Taiwan                                          13,025,837   3,606,482    0.0%
#   Unitech Computer Co., Ltd.                                     1,632,739     854,048    0.0%
#   Unitech Printed Circuit Board Corp.                            8,693,281   2,730,459    0.0%
#   United Microelectronics Corp.                                216,382,681  80,538,501    0.5%
#   Unity Opto Technology Co., Ltd.                                1,014,000     481,427    0.0%
#   Universal Cement Corp.                                         5,829,693   4,528,722    0.0%
#*  Unizyx Holding Corp.                                           4,265,000   1,901,466    0.0%
#   UPC Technology Corp.                                          11,904,746   4,179,146    0.0%
#   USI Corp.                                                      7,217,691   3,515,809    0.0%
    Usun Technology Co., Ltd.                                         45,000      62,452    0.0%
#   Ve Wong Corp.                                                  1,616,806   1,126,190    0.0%
    Viking Tech Corp.                                                 64,000      45,404    0.0%
#*  Wafer Works Corp.                                              5,756,092   1,590,086    0.0%
#   Wah Hong Industrial Corp.                                        395,516     246,714    0.0%
#   Wah Lee Industrial Corp.                                       2,011,000   2,867,860    0.0%
#   Walsin Lihwa Corp.                                            48,293,412  16,895,070    0.1%
    Walsin Technology Corp.                                        7,252,267   8,795,449    0.1%
#   Walton Advanced Engineering, Inc.                              5,147,853   1,843,215    0.0%
    Wan Hai Lines, Ltd.                                            6,238,000   3,069,301    0.0%
#   Waterland Financial Holdings Co., Ltd.                        33,160,601   8,396,383    0.1%
    Wei Mon Industry Co., Ltd.                                     3,885,691      20,784    0.0%
#   Weikeng Industrial Co., Ltd.                                   2,113,072   1,160,995    0.0%
#   Well Shin Technology Co., Ltd.                                   979,080   1,455,508    0.0%
#*  Wha Yu Industrial Co., Ltd.                                      302,000     152,184    0.0%
#   Winbond Electronics Corp.                                     52,065,885  16,347,726    0.1%
    Winstek Semiconductor Co., Ltd.                                   31,000      26,330    0.0%
    Wintek Corp.                                                  20,783,484     225,963    0.0%
#   Wisdom Marine Lines Co., Ltd.                                  1,945,284   1,761,381    0.0%
#   Wistron Corp.                                                 40,942,650  30,850,013    0.2%
    WPG Holdings, Ltd.                                             1,959,092   2,293,230    0.0%
#   WT Microelectronics Co., Ltd.                                  6,400,751   9,064,644    0.1%
#   WUS Printed Circuit Co., Ltd.                                  4,472,928   2,492,408    0.0%
#   XinTec, Inc.                                                     492,000     498,388    0.0%
#   Yageo Corp.                                                    5,458,590  10,985,670    0.1%
*   Yang Ming Marine Transport Corp.                              18,804,676   4,172,654    0.0%
#   YC Co., Ltd.                                                   5,461,978   2,075,758    0.0%
#   YC INOX Co., Ltd.                                              4,764,833   3,459,410    0.0%
#   Yea Shin International Development Co., Ltd.                     286,830     117,198    0.0%
#   YFY, Inc.                                                     19,749,847   5,816,010    0.1%
#   Yi Jinn Industrial Co., Ltd.                                   2,989,936     945,196    0.0%
#*  Yieh Phui Enterprise Co., Ltd.                                17,825,384   6,886,382    0.1%
#*  Young Fast Optoelectronics Co., Ltd.                           1,696,000     646,496    0.0%
    Young Optics, Inc.                                                98,000      82,828    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
TAIWAN -- (Continued)
#   Youngtek Electronics Corp.                                       801,047 $    1,153,517     0.0%
#   Yuanta Financial Holding Co., Ltd.                           141,433,918     52,791,291     0.3%
#   Yulon Motor Co., Ltd.                                         12,432,572     10,878,511     0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 230,687        567,988     0.0%
#   Zenitron Corp.                                                 3,054,000      1,643,985     0.0%
    Zhen Ding Technology Holding, Ltd.                             1,600,000      3,639,813     0.0%
#   Zig Sheng Industrial Co., Ltd.                                 6,607,352      1,688,815     0.0%
#   ZongTai Real Estate Development Co., Ltd.                        483,844        270,613     0.0%
                                                                             --------------    ----
TOTAL TAIWAN                                                                  2,397,383,299    14.4%
                                                                             --------------    ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                       681,760        272,723     0.0%
    AAPICO Hitech PCL(B013KZ2)                                        63,300         25,322     0.0%
    AJ Plast PCL                                                   1,764,000        385,588     0.0%
    Amata Corp. PCL                                                2,821,890        935,322     0.0%
    AP Thailand PCL                                               30,273,730      6,141,681     0.1%
*   Asia Aviation PCL                                              1,913,300        385,421     0.0%
    Asia Plus Group Holdings PCL                                   5,164,800        501,759     0.0%
    Bangchak Petroleum PCL (The)                                   9,410,900      8,134,287     0.1%
    Bangkok Bank PCL                                               2,360,500     10,757,904     0.1%
    Bangkok Insurance PCL                                            212,828      2,073,701     0.0%
    Bangkok Land PCL                                             112,910,900      5,097,485     0.0%
    Banpu PCL                                                     19,467,950     10,179,684     0.1%
    Cal-Comp Electronics Thailand PCL Class F                     32,780,414      2,360,358     0.0%
    Charoen Pokphand Foods PCL                                    23,325,800     20,994,720     0.1%
    Charoong Thai Wire & Cable PCL Class F                         1,255,800        358,826     0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      2,332,600        779,811     0.0%
*   Esso Thailand PCL                                             21,270,200      6,138,410     0.1%
*   G J Steel PCL                                                 27,256,975        288,166     0.0%
*   G Steel PCL                                                    1,616,440         16,627     0.0%
    Golden Land Property Development PCL                              71,600         11,968     0.0%
    Hana Microelectronics PCL                                      4,938,400      4,515,431     0.0%
    ICC International PCL                                          2,663,700      2,730,488     0.0%
    Indorama Ventures PCL                                          3,955,500      3,305,904     0.0%
    IRPC PCL                                                     125,897,100     17,195,175     0.1%
    Jasmine International PCL                                      2,160,700        515,518     0.0%
    Kang Yong Electric PCL                                             8,200         78,023     0.0%
    KGI Securities Thailand PCL                                   14,904,400      1,524,616     0.0%
    Khon Kaen Sugar Industry PCL                                   5,305,354        591,210     0.0%
    Kiatnakin Bank PCL                                             6,011,900     10,049,179     0.1%
    Krung Thai Bank PCL                                           64,876,900     31,884,640     0.2%
    Laguna Resorts & Hotels PCL                                    1,022,500        715,801     0.0%
    Lanna Resources PCL                                              846,100        309,453     0.0%
    LH Financial Group PCL                                         6,620,546        321,592     0.0%
    LPN Development PCL                                              163,800         53,356     0.0%
    MBK PCL                                                           52,200         21,926     0.0%
    MCOT PCL                                                         990,400        342,420     0.0%
    MK Real Estate Development PCL                                 2,855,400        324,723     0.0%
    Nation Multimedia Group PCL                                    2,644,800         86,907     0.0%
*   Polyplex Thailand PCL                                          3,209,625      1,073,008     0.0%
*   Precious Shipping PCL                                          9,630,750      1,664,863     0.0%
    Property Perfect PCL                                          36,489,100      1,042,620     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                              21,880,100 $ 52,047,098    0.3%
    PTT Global Chemical PCL                                       30,562,641   52,396,841    0.3%
    PTT PCL                                                       21,629,500  213,838,331    1.3%
    Quality Houses PCL                                            16,857,897    1,204,221    0.0%
    Regional Container Lines PCL                                   5,818,900      811,379    0.0%
    Rojana Industrial Park PCL                                     1,994,073      265,516    0.0%
    Saha Pathana Inter-Holding PCL                                 2,801,300    2,801,500    0.0%
    Saha Pathanapibul PCL                                          1,594,833    2,096,216    0.0%
    Saha-Union PCL                                                 2,840,400    3,023,213    0.0%
*   Sahaviriya Steel Industries PCL                               90,527,440      129,334    0.0%
    Sansiri PCL                                                  121,361,266    5,756,403    0.1%
    SC Asset Corp PCL                                             34,710,353    3,431,611    0.0%
    Siam Future Development PCL                                    6,836,646    1,181,848    0.0%
    Siamgas & Petrochemicals PCL                                   7,047,500    2,335,910    0.0%
    Somboon Advance Technology PCL                                 3,578,000    1,257,501    0.0%
    Sri Ayudhya Capital PCL                                           85,100       80,243    0.0%
    Sri Trang Agro-Industry PCL                                    8,001,400    3,086,475    0.0%
    Srithai Superware PCL                                         21,372,400    1,129,765    0.0%
    STP & I Public Co., Ltd.                                         712,400      186,255    0.0%
*   Tata Steel Thailand PCL                                       48,610,300    1,041,724    0.0%
*   Thai Airways International PCL                                16,250,611   13,001,417    0.1%
    Thai Oil PCL                                                   8,257,400   16,515,980    0.1%
    Thai Rayon PCL                                                    58,700       77,993    0.0%
    Thai Stanley Electric PCL                                         43,100      213,052    0.0%
    Thai Stanley Electric PCL Class F                                174,600      863,085    0.0%
    Thai Wacoal PCL                                                   85,000      118,098    0.0%
    Thaicom PCL                                                    2,196,800    1,305,620    0.0%
    Thanachart Capital PCL                                        11,116,200   12,546,322    0.1%
    Thitikorn PCL                                                  1,203,500      354,198    0.0%
    Thoresen Thai Agencies PCL                                     9,334,478    2,427,138    0.0%
    TICON Industrial Connection PCL Class F                          653,000      276,145    0.0%
    Tisco Financial Group PCL                                      2,135,100    3,157,123    0.0%
    TMB Bank PCL                                                  40,624,800    2,437,662    0.0%
    TPI Polene PCL                                                96,108,940    6,041,565    0.1%
    Univentures PCL                                                   96,200       15,943    0.0%
    Vinythai PCL                                                   6,688,917    1,901,699    0.0%
                                                                             ------------    ---
TOTAL THAILAND                                                                563,541,040    3.4%
                                                                             ------------    ---
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                                771,491    1,554,188    0.0%
    Akbank TAS                                                    10,774,596   28,834,518    0.2%
#*  Akenerji Elektrik Uretim A.S.                                  3,818,763    1,186,466    0.0%
#   Aksa Akrilik Kimya Sanayii A.S.                                  898,333    2,530,205    0.0%
#   Alarko Holding A.S.                                            1,215,219    1,524,274    0.0%
    Albaraka Turk Katilim Bankasi A.S.                             3,428,318    1,374,683    0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                            4,290,553    2,386,027    0.0%
#*  Anadolu Cam Sanayii A.S.                                       3,590,532    2,601,684    0.0%
#   Aygaz A.S.                                                       521,263    1,842,061    0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                            41,299      144,222    0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                        470,159      982,130    0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   914,482    2,493,766    0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                      36,278      889,630    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ---------- --------------- ----------
TURKEY -- (Continued)
#*  Dogan Sirketler Grubu Holding A.S.                           16,723,595 $     4,314,939     0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       203,289         830,143     0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,527,154       1,931,342     0.0%
    Enka Insaat ve Sanayi A.S.                                      627,550         958,471     0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         4,579,695       6,227,018     0.1%
#   Global Yatirim Holding A.S.                                   2,576,412       1,325,257     0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   58,943          44,595     0.0%
#   GSD Holding A.S.                                              3,474,328       1,079,106     0.0%
#*  Ihlas Holding A.S.                                           12,700,332       1,400,137     0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008       1,130,506     0.0%
    Is Finansal Kiralama A.S.                                     3,569,059       1,270,700     0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         515,160         178,386     0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,678,738         755,138     0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D     784,210         319,755     0.0%
#*  Koza Altin Isletmeleri A.S.                                     151,229         861,483     0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                1,500,350       1,120,597     0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  3,616,994       1,239,492     0.0%
*   NET Holding A.S.                                                 13,395          13,377     0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         516,150     0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                  325,850       1,376,185     0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                              256,138         859,061     0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                 77,164         384,360     0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                            5,859              --     0.0%
*   Sabah Yayincilik                                                 31,938              --     0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,635,346       1,633,805     0.0%
#*  Sekerbank TAS                                                 8,074,377       3,053,723     0.0%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     2,693,295       2,735,751     0.0%
    Tekfen Holding A.S.                                           1,576,017       3,998,789     0.0%
#   Trakya Cam Sanayii A.S.                                       6,177,837       5,091,690     0.1%
#   Turcas Petrol A.S.                                              195,565          97,331     0.0%
*   Turk Hava Yollari AO                                          8,451,011      14,866,990     0.1%
    Turkiye Garanti Bankasi A.S.                                 12,486,208      33,976,694     0.2%
    Turkiye Halk Bankasi A.S.                                     5,838,929      17,757,819     0.1%
    Turkiye Is Bankasi Class C                                   22,909,239      37,199,347     0.2%
    Turkiye Sinai Kalkinma Bankasi A.S.                          10,010,378       4,437,031     0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         14,497,847      15,251,459     0.1%
#   Turkiye Vakiflar Bankasi TAO Class D                          8,835,142      13,095,407     0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                        140,010         297,524     0.0%
*   Yapi ve Kredi Bankasi A.S.                                    8,878,932      10,629,645     0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                               335,436         177,994     0.0%
                                                                            ---------------    ----
TOTAL TURKEY                                                                    240,781,051     1.4%
                                                                            ---------------    ----
TOTAL COMMON STOCKS                                                          15,766,928,192    94.7%
                                                                            ---------------    ----
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
    Banco ABC Brasil SA                                           1,468,550       7,075,908     0.0%
    Banco Bradesco SA                                                    50             524     0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               1,900,868       8,098,936     0.1%
    Banco Pan SA                                                  1,793,392         786,575     0.0%
    Banco Pine SA                                                   427,430         553,034     0.0%
    Cia Brasileira de Distribuicao                                1,479,959      28,282,424     0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ---------- --------------- ----------
BRAZIL -- (Continued)
    Cia Ferro Ligas da Bahia -- FERBASA                             986,334 $     2,370,044    0.0%
    Eucatex SA Industria e Comercio                                 353,288         327,610    0.0%
    Gerdau SA                                                       140,500         485,060    0.0%
*   Marcopolo SA                                                  4,371,245       4,464,367    0.0%
*   Petroleo Brasileiro SA                                       28,867,973     159,985,728    1.0%
#*  Petroleo Brasileiro SA Sponsored ADR                         22,867,709     252,916,862    1.5%
*   Randon SA Implementos e Participacoes                         2,784,800       4,170,221    0.0%
    Suzano Papel e Celulose SA Class A                            6,772,104      23,889,063    0.1%
    Unipar Carbocloro SA                                            925,874       1,949,208    0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                5,598,668       7,910,399    0.1%
    Vale SA                                                      23,147,649     149,604,010    0.9%
#   Vale SA Sponsored ADR                                        10,365,717      66,755,217    0.4%
                                                                            ---------------    ---
TOTAL BRAZIL                                                                    719,625,190    4.3%
                                                                            ---------------    ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,052,635         840,209    0.0%
    Grupo Argos SA                                                  210,050       1,285,402    0.0%
    Grupo de Inversiones Suramericana SA                          1,001,278      12,654,256    0.1%
                                                                            ---------------    ---
TOTAL COLOMBIA                                                                   14,779,867    0.1%
                                                                            ---------------    ---
SOUTH KOREA -- (0.0%)
*   Hanwha Corp.                                                    107,066       1,768,449    0.0%
                                                                            ---------------    ---
TOTAL PREFERRED STOCKS                                                          736,173,506    4.4%
                                                                            ---------------    ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Asiana Airlines, Inc. Rights 11/03/16                            22,005              --    0.0%
*   Interflex Co., Ltd. Rights 11/24/16                              10,680          35,001    0.0%
*   Samsung Heavy India Rights 11/08/2016                           693,543       1,563,767    0.0%
                                                                            ---------------    ---
TOTAL AUSTRALIA                                                                   1,598,768    0.0%
                                                                            ---------------    ---
INDIA -- (0.0%)
*   Karnataka Bank, Ltd.11/21/16                                  1,085,708         850,210    0.0%
                                                                            ---------------    ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                         952,876              --    0.0%
                                                                            ---------------    ---
SOUTH KOREA -- (0.0%)
*   Dong Bang Transport Logistic Rights 11/03/16                     81,134          19,145    0.0%
                                                                            ---------------    ---
THAILAND -- (0.0%)
*   TPI Polene PCL Rights 12/30/16                                  593,265              --    0.0%
                                                                            ---------------    ---
TOTAL RIGHTS/WARRANTS                                                             2,468,123    0.0%
                                                                            ---------------    ---
TOTAL INVESTMENT SECURITIES                                                  16,505,569,821
                                                                            ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                    SHARES       VALUE+       ASSETS**
                                                                  ---------- --------------- ----------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@ DFA Short Term Investment Fund                               51,188,093 $   592,348,611     3.6%
                                                                             ---------------   -----
TOTAL INVESTMENTS -- (100.0%) (Cost $18,135,039,268)                         $17,097,918,432   102.7%
                                                                             ===============   =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------
                                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         --------------  --------------- ------- ---------------
Common Stocks
   Brazil                                $1,061,916,297               --   --    $ 1,061,916,297
   Chile                                     68,522,696  $   187,543,740   --        256,066,436
   China                                    222,186,685    2,184,917,720   --      2,407,104,405
   Colombia                                  34,189,337               --   --         34,189,337
   Czech Republic                                    --       42,272,990   --         42,272,990
   Greece                                            --        7,063,890   --          7,063,890
   Hong Kong                                    320,806          718,578   --          1,039,384
   Hungary                                           --      100,288,517   --        100,288,517
   India                                    166,309,441    2,072,377,223   --      2,238,686,664
   Indonesia                                  5,419,169      525,171,092   --        530,590,261
   Israel                                            --               --   --                 --
   Malaysia                                      13,467      577,730,922   --        577,744,389
   Mexico                                   874,236,781               --   --        874,236,781
   Philippines                                       --      191,803,333   --        191,803,333
   Poland                                            --      263,219,741   --        263,219,741
   Russia                                    10,015,478      358,790,034   --        368,805,512
   South Africa                             137,638,609    1,068,526,468   --      1,206,165,077
   South Korea                              293,776,615    2,110,253,173   --      2,404,029,788
   Taiwan                                    35,243,272    2,362,140,027   --      2,397,383,299
   Thailand                                 563,411,706          129,334   --        563,541,040
   Turkey                                            --      240,781,051   --        240,781,051
Preferred Stocks
   Brazil                                   719,625,190               --   --        719,625,190
   Colombia                                  14,779,867               --   --         14,779,867
   South Korea                                1,768,449               --   --          1,768,449
Rights/Warrants
   Australia                                         --        1,598,768   --          1,598,768
   India                                             --          850,210   --            850,210
   Poland                                            --               --   --                 --
   South Korea                                       --           19,145   --             19,145
   Thailand                                          --               --   --                 --
Securities Lending Collateral                        --      592,348,611   --        592,348,611
Futures Contracts**                            (394,528)              --   --           (394,528)
                                         --------------  ---------------   --    ---------------
TOTAL                                    $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                         ==============  ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of Ethics is filed herewith.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3) This item is not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value
     Fund

Date: January 4, 2017

By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value
     Fund

Date: January 4, 2017